UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2011

Date of reporting period: May 31, 2011

Item 1.	Reports to Stockholders.

SEI Institutional Investments Trust

Annual Report as of May 31, 2011

Large Cap Fund

Large Cap Diversified Alpha Fund

Large Cap Disciplined Equity Fund

Large Cap Index Fund

Small Cap Fund

Small/Mid Cap Equity Fund

U.S. Managed Volatility Fund

International Equity Fund

World Equity Ex-US Fund

Screened World Equity Ex-US Fund

Enhanced LIBOR Opportunities Fund

Core Fixed Income Fund

High Yield Bond Fund

Long Duration Fund

Ultra Short Duration Bond Fund

Emerging Markets Debt Fund

Real Return Fund

Dynamic Asset Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Large Cap Fund

I. Objective:

The Large Cap Fund (the “Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilizes the following sub-advisers as of May 31, 2011: Quantitative Management Associates, LLC, Legg Mason Capital Management, Inc., Delaware Management Company, Neuberger Berman Management LLC, Aronson + Johnson + Ortiz, L.P., LSV Asset Management and West End Advisors LLC. For the fiscal year ended May 31, 2011, West End Advisors LLC were added to the Fund.

III. Market Commentary:

The U.S. equity market, as measured by the Russell 1000 Index, gained 26.81% during the fiscal year ending May 31, 2011. Following a selloff during the second quarter of 2010, equity markets rebounded significantly in the second half of 2010 as investors gained confidence in the prospects of an economic recovery. Gains extended into the first quarter of 2011, but subsequently backed off following the resurgence of macro events such as civil unrest in the Middle East and renewed fears of a European sovereign debt crisis. For the year, growth stocks outperformed their value counterparts. All ten Global Industry Classification Standard (“GICS”) sectors posted positive performance during the period. A renewed confidence in the economic recovery revived investors’ willingness to take risk. Energy was the best-performing sector, rising 46.87%, followed by the Telecommunication Services and Materials sectors. The Financials sector lagged the broader market as regulatory and balance sheet uncertainty within the banking and diversified financials industry groups persisted. The Information Technology and Utilities sectors also underperformed the benchmark for the period. From a factor perspective, price reversal and accelerating sales were the best-performing factors. Price momentum and traditional value factors performed the worst.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2011, the Fund underperformed the Russell 1000 Index, returning 25.70% Class A versus an index return of 26.81%.

V. Fund Attribution:

Although it posted a strong absolute return, the Fund lagged its benchmark for the fiscal year. Underweights to the Energy and Industrials sectors detracted from performance as renewed confidence in the economic recovery caused investors to bid cyclical sectors higher. Energy tends to be an underweight for growth managers as they typically find it difficult to identify high-quality growth companies in the space. On the Industrials side, poor stock selection was compounded by an underweight to the outperforming sector. The sudden change in sentiment that took place in early July 2010 caught managers off guard, as many had been positioned to capitalize on a sentiment change and an increase in business Information Technology spending. While stock selection within Information Technology generated alpha, an overweight to the sector at the expense of better-performing sectors detracted. Health Care experienced a similar situation, generating alpha on superior stock selection that was offset by sector allocation decisions.

Large Cap Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Large Cap Fund, Class A	25.70%	1.00%	3.40%	2.80%	6.59%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Fund, versus the Russell 1000 Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Large Cap Diversified Alpha Fund

I. Objective:

The Large Cap Diversified Alpha Fund (the “Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilizes the following sub-advisers as of May 31, 2011: INTECH Investment Management, LLC, Legg Mason Capital Management, Inc., Delaware Management Company, Aronson + Johnson + Ortiz, L.P. and West End Advisors LLC Quantitative Management Associates, LLC, Analytic Investors, Inc. and the Libor Plus Pool L.P., co-managed by Hyperion Brookfield Asset Management and Declaration Management & Research, were terminated from the Fund. For the fiscal year ended May 31, 2011, West End Advisors LLC were added to the Fund.

III. Market Commentary:

The U.S. equity market, as measured by the Russell 1000 Index, gained 26.81% during the fiscal year ended May 31, 2011. Following a selloff during the second quarter of 2010, equity markets rebounded significantly in the second half of 2010 as investors gained confidence in the prospects of an economic recovery. Gains extended into the first quarter of 2011, but subsequently backed off following the resurgence of macro events such as civil unrest in the Middle East and renewed fears of a European sovereign debt crisis. For the year, growth stocks outperformed their value counterparts. All ten Global Industry Classification Standard (“GICS”) sectors posted positive performance during the period. A renewed confidence in the economic recovery revived investors’ willingness to take risk. Energy was the best-performing sector, rising 46.87%, followed by the Telecommunication Services and Materials sectors. The Financials sector lagged the broader market as regulatory and balance sheet uncertainty within the banking and diversified financials industry groups persisted. The Information Technology and Utilities sectors also underperformed the benchmark for the period. From a factor perspective, price reversal and accelerating sales were the best-performing factors. Price momentum and traditional value factors performed the worst.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2011, the Fund underperformed the Russell 1000 Index, returning 26.09% Class A versus an index return of 26.81%.

V. Fund Attribution:

The Fund generated strong absolute results, but underperformed relative to the benchmark for the year. Sector allocation decisions were the primary drivers of underperformance. Specifically, an underweight to the top-performing Energy sector detracted. This was partially offset by an underweight to the worst-performing Financials sector. The Fund’s managers posted mixed returns, with the quantitative managers outperforming their fundamental counterparts. The only exception was Analytic Investors, as its factor rotation model failed to gain traction in a choppy market. Legg Mason Core struggled, as its Consumer Discretionary and Information Technology names detracted. Macro-oriented WestEnd Advisors saw its Consumer Discretionary names lag.

Large Cap Diversified Alpha Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Large Cap Diversified Alpha Fund, Class A	26.09%	(1.05)%	1.62%	1.45%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Diversified Alpha Fund, versus the Russell 1000 Index

[1]

For the period ended May 31, 2011. Past performance is no indication of future performance. Class A shares were offered beginning 2/28/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

2	SEI Institutional Investments Trust / Annual Report / May 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Large Cap Disciplined Equity Fund

I. Objective:

The Large Cap Disciplined Equity Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilizes the following sub-advisers as of May 31, 2010: Quantitative Management Associates, LLC, Analytic Investors, Inc., Lazard Asset Management LLC and INTECH Investment Management, LLC. For the fiscal year ended May 31, 2011, Massachusetts Financial Services Company was terminated.

III. Market Commentary:

The U.S. equity market, as measured by the Standard and Poor’s 500 Index, gained 25.95% during the fiscal year ending May 31, 2010. Following a selloff during the second quarter of 2010, equity markets rebounded significantly in the second half of 2010 as investors gained confidence in the prospects of an economic recovery. Gains extended into the first quarter of 2011, but subsequently backed off following the resurgence of macro events such as civil unrest in the Middle East and renewed fears of a European sovereign debt crisis. For the year, growth stocks outperformed their value counterparts. All ten Global Industry Classification Standard (“GICS”) sectors posted positive performance during the period. A renewed confidence in the economic recovery revived investors’ willingness to take risk. Energy was the best-performing sector, rising 46.87%, followed by the Telecommunication Services and Materials sectors. The Financials sector lagged the broader market as regulatory and balance sheet uncertainty within the banking and diversified financials industry groups persisted. The Information Technology and Utilities sectors also underperformed the benchmark for the period. From a factor perspective, price reversal and accelerating sales were the best-performing factors. Price momentum and traditional value factors performed the worst.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2011, the Fund underperformed the S&P 500 Index, returning 25.39% Class A versus the index return of 25.95%.

V. Fund Attribution:

Despite posting a strong absolute return, the Fund underperformed relative to its benchmark. It benefitted from an underweight to the worst-performing Financials sector, while subpar stock selection and an overweight to Information Technology detracted. An underweight to Energy detracted as the sector rose significantly during the year. Regarding the Fund’s managers, quantitative managers outperformed their fundamental counterparts, with the exception of Analytic, as its factor rotation model failed to gain traction in a choppy market. The Libor Plus portfolio added significant alpha to the Fund.

Large Cap Disciplined Equity Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Large Cap Disciplined Equity Fund, Class A	25.39%	(1.76)%	1.09%	4.82%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Disciplined Equity Fund, versus the S&P 500 Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 8/28/03. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Large Cap Index Fund

I. Objective:

The Large Cap Index Fund (the “Fund”) seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Index.

II. Manager Approach Statement:

The Fund uses a sub-advisor to manage the Fund under the supervision of SEI Investments Management Corporation (“SIMC”). Currently, the sub-advisor is SSgA Funds Management, Inc. There were no manager changes during the period.

III. Market Commentary:

The U.S. equity market, as measured by the Russell 1000 Index, gained 26.81% during the fiscal year ending May 31, 2011. Following a selloff during the second quarter of 2010, equity markets rebounded significantly in the second half of 2010 as investors gained confidence in the prospects of an economic recovery. Gains extended into the first quarter of 2011, but subsequently backed off following the resurgence of macro events such as civil unrest in the Middle East and renewed fears of a European sovereign debt crisis. For the year, growth stocks outperformed their value counterparts. All ten Global Industry Classification Standard (“GICS”) sectors posted positive performance during the period. A renewed confidence in the economic recovery revived investors’ willingness to take risk. Energy was the best-performing sector, rising 46.87%, followed by the Telecommunication Services and Materials sectors. The Financials sector lagged the broader market as regulatory and balance sheet uncertainty within the banking and diversified financials industry groups persisted. The Information Technology and Utilities sectors also underperformed the benchmark for the period. From a factor perspective, price reversal and accelerating sales were the best-performing factors. Price momentum and traditional value factors performed the worst.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2011, the Fund slightly underperformed the Russell 1000 Index, returning 26.77% Class A versus the benchmark return of 26.81%.

V. Fund Attribution:

Incremental excess return was generated by cash flows. As an index fund, performance is designed to track that of the index.

Large Cap Index Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Large Cap Index Fund, Class A	26.77%	1.29%	3.66%	4.24%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Index Fund, versus the Russell 1000 Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 4/1/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

4	SEI Institutional Investments Trust / Annual Report / May 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Small Cap Fund

I. Objective:

The Small Cap Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2011: Allianz Global Investors Capital, LLC; AQR Capital Management, LLC; Artisan Partners Limited Partnerships; Janus Capital Management, Inc.; J.P. Morgan Investment Management; Lee Munder Capital Group, LLC; Los Angeles Capital Management and Equity Research, Inc.; LSV Asset Management; Security Capital Research & Management, Inc.; Robeco Investment Management; Wellington Management Company, LLP; and William Blair & Company, LLC.

During the fiscal year ended May 31, 2011, Lee Munder Capital Group, LLC’s growth strategy was removed from the Fund (its value strategy remains). J.P. Morgan Investment Management and William Blair & Company, LLC were added during the period.

III. Market Commentary

The U.S. equity market, as measured by the Russell 2000 Index (the “Index”), gained over 29% during the fiscal year ended May 31, 2011. The rally off the bottom that occurred following the March 2009 inflection point continued for a second year as improvement in corporate profits and optimism regarding a sustainable economic recovery drove market returns. The Energy, Information Technology and Materials sectors led index performance for the 12-month period, while the Consumer Discretionary and Financials sectors lagged. Growth dramatically outperformed value for the year.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2011, the Fund underperformed the Russell 2000 Index, returning 27.56% Class A versus an index return of 29.75%.

V. Fund Attribution

The Fund had difficulty keeping pace with the strong absolute returns of the benchmark during the fiscal year ended May 31, 2011. The Industrials and Information Technology sectors proved the most challenging from a relative performance standpoint, largely due to disappointing stock selection. The Financials sector, on the other hand, was an area of meaningful contribution through both an underweight position and favorable security choices.

Small Cap Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small Cap Fund, Class A	27.56%	4.30%	3.36%	6.26%	7.94%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Fund, versus the Russell 2000 Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Small/Mid Cap Equity Fund

I. Objective

The Small/Mid Cap Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of May 31, 2011: Allianz Global Investors Capital, LLC; Century Capital Management, LLC; Integrity Asset Management, LLC; Janus Capital Management, Inc.; Lee Munder Capital Group, LLC; Los Angeles Capital Management and Equity Research, Inc.; LSV Asset Management; Robeco Investment Management; Security Capital Research & Management, Inc.; Wellington Management Company, LLP; and William Blair & Company, LLC.

During the fiscal year ended May 31, 2011, Lee Munder Capital Group, LLC’s growth strategy, PanAgora Asset Management, Inc. and Wells Capital Management Inc. were removed from the Fund (Lee Munder Capital Group, LLC’s value strategy remains). Allianz Global Investors Capital, LLC, Century Capital Management, LLC, Robeco Investment Management and William Blair & Company, LLC were added during the period.

III. Market Commentary

The U.S. equity market, as measured by the Russell 2500 Index, gained over 32% during the fiscal year ending May 31, 2011. The rally off the bottom that occurred following the March 2009 inflection point continued for a second year, as improvement in corporate profits and optimism regarding a sustainable economic recovery drove market returns. The Energy, Consumer Staples and Information Technology sectors led index performance for the 12-month period, while the Financials and Consumer Discretionary sectors lagged. Growth significantly outperformed value for the year.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2011, the Fund underperformed the Russell 2500 Index (the “Index”), returning 29.99% Class A versus an index return of 32.25%.

V. Fund Attribution

The Fund had difficulty keeping pace with the strong absolute returns of the index during the fiscal year ended May 31, 2011. The Information Technology and Energy sectors proved the most challenging from a relative performance standpoint, with disappointing stock selection to blame in Information Technology and the Fund’s underweight position responsible in Energy. In contrast, the Financials and Health Care sectors were meaningful contributors to performance as both sectors featured favorable security decisions. In Financials, the Fund further benefited from its underweight position.

Small/Mid Cap Equity Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Small/Mid Cap Equity Fund, Class A	29.99%	4.85%	4.25%	7.86%

Comparison of Change in the Value of a $100,000 Investment in the Small Mid Cap Equity Fund, versus the Russell 2500 Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 12/15/03. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

6	SEI Institutional Investments Trust / Annual Report / May 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

U.S. Managed Volatility Fund

I. Objective:

The U.S. Managed Volatility Fund (the “Fund”) seeks capital appreciation with less volatility than the broad U.S. equity markets.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SIMC. The Fund utilized the following sub-advisors as of May 31, 2011: Aronson + Johnson + Ortiz, LP; Analytic Investors, LLC; and LSV Asset Management (“LSV”). LSV was added in December 2010.

III. Market Commentary:

The U.S. equity market, as measured by the Russell 3000 Index (the “Index”), gained 27.04% during the year ending May 31, 2011. Following a selloff during the second quarter of 2010, equity markets rebounded significantly in the second half of the year as investors gained confidence in the prospects of an economic recovery. Gains extended into the first quarter of 2011, but subsequently backed off following the resurgence of macro events such as civil unrest in the Middle East and North Africa and renewed fears of a European sovereign debt crisis. For the year, growth stocks outperformed their value counterparts. All ten Global Industry Classification Standard (GICS) sectors posted positive performance during the period. A renewed confidence in the economic recovery revived investors’ willingness to take risk. Energy was the best-performing sector, rising 46.87%, followed by the Telecommunication Services and Materials sectors. The Financials sector lagged the broader market as regulatory and balance sheet uncertainty within the banking and diversified financials industry groups persisted. The Information Technology and Utilities sectors also underperformed the benchmark for the period.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2011, the Fund outperformed the Index, returning 28.97% Class A versus an index return of 27.04%.

V. Fund Attribution:

The Fund’s outperformance was driven by both higher-quality defensive positioning and strong stock selection. To achieve the primary objective of downside protection, the managers target lower-beta names, which are typically characterized by a stable earnings profile and lower leverage ratios. As the concerns over the strength of the global economic recovery have intensified in the spring months of 2011, investors rewarded quality stocks, which naturally provided tailwinds to the Fund’s low-volatility approach. Thus, lowest quintile by beta (least volatile relative to the overall market) names outperformed both the market and the highest beta names. Our overweight to that quintile explained half of the outperformance for the analyzed period.

On the other hand, the elevated market volatility allowed the Fund to benefit from the superior compounding effects (i.e., arithmetic return with lower volatility produces a greater compound geometric return).

Finally, the managers’ alpha models enjoyed a favorable environment as momentum and quality factors contributed strongly. As a result, approximately half of the outperformance stemmed from strong stock selection. From a more traditional sector perspective, the Fund benefited from underweighting Financials and Information Technology, but the effect was fully offset by underweighting Energy (which outperformed) and overweighting Utilities (which underperformed). Overall sector positioning detracted slightly.

U.S. Managed Volatility Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
U.S. Managed Volatility Fund	28.97%	18.15%

Comparison of Change in the Value of a $100,000 Investment in the U.S. Managed Volatility Fund, versus the Russell 3000 Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 12/31/08. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

International Equity Fund

I. Objective

The International Equity Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying upon a number of sub-advisors with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilizes the following sub-advisers as of May 31, 2011: Acadian Asset Management, LLC; Causeway Capital Management LLC; del Rey Global Investors, LLC; INTECH Investment Management, LLC; Neuberger Berman Management LLC; Quantitative Management Associates, LLC; Schroder Investment Management North America, Inc.; and Tradewinds Global Investors LLC.

For the fiscal year ended May 31, 2011, Causeway Capital Management, LLC; del Rey Global Investors, LLC; and Tradewinds Global Investors LLC were added to the Fund; AXA Rosenberg Investment Management, LLC and Declaration Management and Research, LLC were terminated.

III. Market Commentary

Global equity markets experienced a rough start to the reporting period as fears regarding the European sovereign debt crisis and the expanding oil spill in the Gulf of Mexico drove markets downward. Though the Gulf oil spill was brought under control during the summer of 2010, the European sovereign debt issue became a dominant and recurring theme throughout the remainder of 2010 and into 2011, with the evolving situation driving investor sentiment either positively or negatively depending on the nature of the most recent developments. Regardless, the overriding driver of the positive movement of markets for the period was the continued gradual improvement of economic indicators and corporate earnings. Emerging markets showed strength through the end of 2010, followed by a sharp reversal in early 2011 on fears that inflation in these developing regions could stifle future growth. By February of 2011, the political uprisings in the Middle East and North Africa were on investors’ minds, as fears that oil production could be disrupted drove oil prices sharply upward. The Japan earthquake hit soon thereafter and compounded market uncertainty, with investors struggling to determine the potential far-reaching and long-term repercussions of the damage from the tsunami and resulting nuclear incident. However, commodity-driven emerging markets economies rebounded strongly in March on surging oil and precious metals prices.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2011, the Fund outperformed the Morgan Stanley MSCI EAFE Index (the “Index”), returning 31.81% Class A versus the index return of 30.69%.

V. Fund Attribution

The Fund’s outperformance was driven primarily by positive stock selection by the sub-advisors, although allocation also contributed. From a regional perspective, the Fund’s overweight allocation to emerging markets was beneficial, as developing regions delivered relatively strong returns over the period. The Fund’s underweight to Japan also aided results, as Japan was the weakest-performing area within the Europe, Australasia and Far East region. This was mainly due to the effects of the catastrophic earthquake, tsunami and resultant nuclear disaster that hit the country in March. An underweight to the U.K. was negative, with the region posting strong results as its economy continued to recover. The Fund’s allocation to Canadian names aided results in the commodity-driven market environment. From a sector perspective, returns were strong across the board. The exceptions were the Utilities and Information Technology sectors which, while positive, lagged behind stronger-performing sectors such as Materials and Telecom. The Fund’s underweight allocations to the lagging Utilities and Financials sectors were beneficial, as was an overweight allocation to the strong-performing Materials sector. Strong stock selection within Industrials and Financials also bolstered performance.

8	SEI Institutional Investments Trust / Annual Report / May 31, 2011

International Equity Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
International Equity Fund, Class A	31.81%	(7.83)%	(1.09)%	3.64%	4.10%

Comparison of Change in the Value of a $100,000 Investment in the International Equity Fund, versus the Morgan Stanley MSCI EAFE Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

World Equity Ex-US Fund

I. Objective

The objective of the World Equity Ex-US Fund (the “Fund”) is to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying upon a number of sub-advisors with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilizes the following sub-advisers as of May 31, 2011: Acadian Asset Management, Inc.; Artisan Partners Limited Partnership; JO Hambro Capital Management Limited; McKinley Capital Management, LLC; NFJ Investment Group LLC; Quantitative Management Associates, LLC; and Thornburg Investment Management LLC.

For the fiscal year ended May 31, 2011, JO Hambro Capital Management Limited was added to the Fund; Declaration Management and Research LLC was terminated, as was Principal Global Investors, LLC.

III. Market Commentary

Global equity markets experienced a rough start to the reporting period as fears regarding the European sovereign debt crisis and the expanding oil spill in the Gulf of Mexico drove markets downward. Though the Gulf oil spill was brought under control during the summer of 2010, the European sovereign debt issue became a dominant and recurring theme throughout the remainder of 2010 and into 2011, with the evolving situation driving investor sentiment either positively or negatively depending on the nature of the most recent developments. Regardless, the overriding driver of the positive movement of markets for the period was the continued gradual improvement of economic indicators and corporate earnings. Emerging Markets showed strength through the end of 2010, followed by a sharp reversal in early 2011 on fears that inflation in these developing regions could stifle future growth. By February of 2011, the political uprisings in the Middle East and North Africa were on investors’ minds, as fears that oil production could be disrupted drove oil prices sharply upward. The Japan earthquake hit soon thereafter and compounded market uncertainty, with investors struggling to determine the potential far-reaching and long-term repercussions of the damage from the tsunami and resulting nuclear incident. However, commodity-driven emerging markets economies rebounded strongly in March on surging oil and precious metals prices.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2011, the Fund outperformed the MSCI All Country World Ex-US Index, returning 31.12% Class A versus an index return of 29.95%.

V. Fund Attribution

The Fund’s outperformance was driven primarily by positive stock selection by the sub-advisors, although allocation also contributed to performance. From a regional perspective, the Fund’s underweight to Japan was beneficial, as this country was the weakest-performing region in the Fund’s universe. An underweight to Canada also aided results, as relatively weak performance in the region was driven by volatile commodity prices. Stock selection across regions was positive, with selections in Emerging Markets and Japan providing the most significant sources of performance. The strongest-performing sectors were Materials and Consumer Discretionary, while Utilities and Information Technology lagged. The net effect of portfolio allocation was marginally positive, with an underweight to Financials and Utilities benefitting results. This was mostly offset by the negative impact from an overweight to Information Technology. Stock selection was particularly strong in the Consumer Discretionary sector, with automobiles and media making the greatest contribution to that sector’s strong results. Despite the shortfall in relative performance in the Utilities and Information Technology sectors, the Fund benefitted from strong stock selection in those areas.

10	SEI Institutional Investments Trust / Annual Report / May 31, 2011

World Equity Ex-US Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
World Equity Ex-US Fund, Class A	31.12%	(5.77)%	1.51%	5.74%

Comparison of Change in the Value of a $100,000 Investment in the World Ex-US Equity Fund, versus the MSCI All Country World Ex-US Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 3/28/05. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Screened World Equity Ex-US Fund

I. Objective

The Screened World Equity Ex-US Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying upon a number of sub-advisors with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilizes the following sub-advisers as of May 31, 2011: Acadian Asset Management LLC; McKinley Capital Management, LLC; Quantitative Management Associates, LLC; and Thornburg Investment Management LLC.

For the fiscal year ended May 31, 2011, Principal Global Investors, LLC was terminated from the Fund.

III. Market Commentary

Global equity markets experienced a rough start to the reporting period as fears regarding the European sovereign debt crisis and the expanding oil spill in the Gulf of Mexico drove markets downward. Though the Gulf oil spill was brought under control during the summer of 2010, the European sovereign debt issue became a dominant and recurring theme throughout the remainder of 2010 and into 2011, with the evolving situation driving investor sentiment either positively or negatively depending on the nature of the most recent developments. Regardless, the overriding driver of the positive movement of markets for the period was the continued gradual improvement of economic indicators and corporate earnings. Emerging markets showed strength through the end of 2010, followed by a sharp reversal in early 2011 on fears that inflation in these developing regions could stifle future growth. By February of 2011, the political uprisings in the Middle East and North Africa were on investors’ minds, as fears that oil production could be disrupted drove oil prices sharply upward. The Japan earthquake hit soon thereafter and compounded market uncertainty, with investors struggling to assess the potentially far-reaching and long-term repercussions of the tsunami and resulting nuclear incident. However, commodity-driven emerging markets economies rebounded strongly in March on surging oil and precious metals prices.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2011, the Fund performed in line with the MSCI All Country World Ex-US Index, returning 29.93% Class A versus the index return of 29.95%.

V. Fund Attribution

The Fund’s performance was the product of negative results from allocation paired with gains generated by stock selection by the sub-advisors. From a regional perspective, the overweight allocation to Japan was negative in the wake of the catastrophic events in that region. Underweight allocations to Emerging Markets in the Europe, Middle East and Africa region as well as in Asia also hurt the results given their strong absolute performance. Security selection in the U.K. was weak, but was offset by strong selection in Europe ex-UK, Korea, Hong Kong and Australia. The strongest-performing sectors for the period were Materials and Consumer Discretionary, while Utilities and Information Technology lagged. Therefore, the Fund’s overweight to Information Technology contributed negatively, as did its underweight to Energy, which was another sector that registered strong performance for the period. Stock selection in Industrials, Health Care and Telecommunications was weak, but was offset by strong selection in Consumer Discretionary and Materials.

Screened World Equity Ex-US Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Screened World Equity Ex-US Fund, Class A	29.93%	(2.25)%

Comparison of Change in the Value of a $100,000 Investment in the Screened World Ex-US Equity Fund, versus the MSCI All Country World Ex-US Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 6/30/08. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

12	SEI Institutional Investments Trust / Annual Report / May 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Enhanced LIBOR Opportunities Fund

I. Objective:

The Enhanced LIBOR Opportunities Fund (the “Fund”) seeks to provide capital appreciation and income.

II. Multi-Manager Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilizes the following sub-advisers as of May 31, 2011: Declaration Management & Research, LLC; Wellington Management Company, LLP and Ares Management, LLC. For the fiscal year ended May 31, 2011, UBS Global Asset Management (Americas), Inc. was terminated.

III. Market Commentary

For the twelve months ended May 31, 2011, most of the non-Treasury sectors of the U.S. fixed-income market saw spread compression and continued risk appetite. However, geopolitical concerns dominated headlines, including political tensions in the Middle East and North Africa, the devastating earthquake and tsunami in Japan and the ongoing fiscal challenges in peripheral Europe.

In the U.S., the economic recovery continued, albeit at a slower pace, due to weak employment and soft consumer demand. The first-quarter U.S. gross domestic product (“GDP”) report showed that the economy grew at 1.9%, lower than the consensus expectation. Also, the market has sharply lowered GDP expectations for the rest of the year. In response, the U.S. Federal Reserve has kept its Fed funds rate target at near-zero to support the economy, although it will let the $600-billion quantitative easing (“QE2”) program expire as planned at the end of June 2011.

The Treasury market experienced high volatility during this period. Treasury yields initially backed up after the announcement of QE2, but rallied significantly in the second quarter of 2011 on weak economic data. Corporate fundamentals remained solid as balance sheets improved, earnings were better than expected and event risk remained remote. Non-agency mortgage-backed securities (MBS) performed well because of attractive loss-adjusted yields, but turned weaker in the second quarter due to increased supply from the Federal Reserve’s Maiden Lane, LLC portfolio. Agency MBS outperformed duration-neutral Treasuries as demand remained robust from domestic and foreign banks and refinancing activity remained muted in the face of historically low mortgage rates. The senior bank loan market also posted strong performance, helped by low default rates, improving liquidity and strong demand.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2011, the Fund outperformed the Bank of America (“BofA”) Merrill Lynch 3-Month London Interbank Offered Rate (“LIBOR”) Constant Maturity Index, returning 5.81% Class A versus the index return of 0.41%.

V. Fund Attribution

During the period, the Fund’s large allocation to non-Treasury sectors outperformed, particularly the portfolio’s allocations to non-agency MBS, commercial MBS and senior bank loans. The Fund utilized Treasury futures to efficiently manage duration and yield-curve exposures.

Enhanced LIBOR Opportunities Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Enhanced LIBOR Opportunities Fund, Class A	5.81%	(2.48)%	(2.35)%

Comparison of Change in the Value of a $100,000 Investment in the Enhanced LIBOR Opportunities Fund, versus the BofA Merrill Lynch 3-Month LIBOR Constant-Maturity

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 12/14/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Core Fixed Income Fund

I. Objective

The Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital.

II. Multi-Manager Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilizes the following sub-advisers as of May 31, 2011: Trust Company of the West (formerly Metropolitan West Asset Management), J.P. Morgan Investment Management, Western Asset Management Limited, Wells Capital Management, Inc. and Jennison Associates LLC. No manager changes were made during the period.

III. Market Commentary

For the fiscal year ended May 31, 2011, most of the non-Treasury sectors of the U.S. fixed-income market saw spread compression and continued risk appetite. However, geopolitical concerns dominated headlines in the first half of 2011, including political tensions in the Middle East and North Africa, the devastating earthquake and tsunami in Japan and the ongoing fiscal challenges in peripheral Europe.

In the U.S., the economic recovery continued, albeit at a slower pace, due to weak employment and soft consumer demand. The first-quarter U.S. gross domestic product (“GDP”) report showed that the economy grew at 1.9%, lower than the consensus expectation. Also, the market has sharply lowered GDP expectations for the rest of the year. In response, the U.S. Federal Reserve has kept its Fed funds rate target at near-zero to support the economy, although it will let the $600 billion quantitative easing (“QE2”) program expire as planned at the end of June 2011.

The Treasury market experienced high volatility during this period. Treasury yields initially backed up after the announcement of QE2, but rallied significantly in the second quarter of 2011 on weak economic data. Corporate fundamentals remained solid as balance sheets improved, earnings were better than expected and event risk remained remote. Non-agency mortgage-backed securities (“MBS”)

performed well because of attractive loss-adjusted yields, but turned weaker in the second quarter due to increased supply from the Federal Reserve’s Maiden Lane, LLC portfolio. Agency MBS outperformed duration-neutral Treasuries as demand remained robust from domestic and foreign banks and refinancing activity remained muted in the face of historically low mortgage rates.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2011, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index, returning 8.17% Class A versus the index return of 5.84%.

V. Fund Attribution

The Fund’s overweight position in corporate bonds, non-agency MBS and commercial mortgage-backed securities (“CMBS”) were the key drivers of performance. Duration exposure did not have a meaningful impact on performance as managers chose to use their risk budgets on securities within the non-Treasury sectors. Treasury futures were utilized to help manage the Fund’s duration and yield-curve exposure.

Specifically, an overweight to corporate bonds, especially large-cap Financials, generated significant outperformance relative to Treasuries. The steep yield curve, combined with improved access to capital markets, allowed the largest of the U.S. banking institutions to repair their balance sheets and return to profitability over the course of the year.

Non-agency mortgages continued to recover as forced selling that resulted from ratings downgrades and the unwinding of large levered positions abated. In addition, the sector continued to experience price improvement as a result of principal paydowns and negative net supply. However, the sector experienced some weakness due to increased supply from the Federal Reserve’s Maiden Lane, LLC portfolio.

Finally, the Fund’s overweight to the CMBS market contributed to performance, as it posted the largest outperformance versus Treasuries of any sector within the Barclay’s Aggregate Index. The Fund bought credit protection by utilizing credit default swaps on a basket of CMBS, which assisted in partially hedging systematic risk associated with the portfolio’s CMBS exposure.

14	SEI Institutional Investments Trust / Annual Report / May 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Core Fixed Income Fund (Concluded)

Core Fixed Income Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Core Fixed Income Fund, Class A	8.17%	8.31%	7.39%	6.18%	6.77%

Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, versus the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

High Yield Bond Fund

I. Objective:

The High Yield Bond Fund (the “Fund”) seeks to maximize total return.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilizes the following sub-advisers as of May 31, 2011: Ares Management, LLC; Brigade Capital Management, LLC; Delaware Management Company, Guggenheim Partners, LLC, and J.P. Morgan Investment Management, Inc. During the fiscal year ended May 31, 2011, the Fund did not make any manager changes.

III. Market Commentary:

For the fiscal year ended May 31, 2011, the high yield market, as measured by the BofA Merrill Lynch U.S. High Yield Master II Constrained Index, returned 17.99%. Credit quality spreads tightened 178 basis points (“bps”) to finish the period at 510 bps, with yields on high-yield bonds declining in a greater magnitude than Treasury bonds. The Moody’s U.S. issuer default rate fell from 7.91% to 2.7% over the fiscal year, and is projected to decline to 1.7% a year from now. Liquid markets and improving financial metrics will serve as the tailwind that keeps default rates low. The significant amount of new issuance over the past 12 months, particularly for refinancing purposes, has improved the creditworthiness of many high-yield companies. Refinancing continues to dominate the issuance of both high-yield bonds and loans, which is lowering debt costs and alleviating the large overhang of securities that were scheduled to mature over the next few years. Issuance in the primary market was extremely robust over the period, with $342 billion coming to market, the largest 12-month stretch on record. The technical condition of the market remained positive, as high-yield mutual funds saw consistent inflows in all twelve months except November 2010, when fears of contagion emanating from the periphery of Europe drove down the prices of risky assets. As was the case last year, investors maintained a preference for riskier bonds, with CCC bonds producing the highest return at 22%, followed by Bs at 17.70% and BBs producing the lowest return at 17.20%.

Similar to last year, the best-performing sectors were the higher-beta segments of the market, such as the Financial-related and Technology sectors. Insurance, Technology/Electronics, Real Estate and Banking all outperformed the market, with the Insurance sector delivering returns that were twice that of the benchmark. Despite concerns over the housing market, the Real Estate sector performed well, as many apartment operators were able to increase rents and many investors were attracted to the yields available in the sector. Technology companies did well over the year also, with investors moving into these high-growth companies as confidence in the sustainability of the economic recovery increased. While the majority of companies have been reluctant to increase capital spending, many have increased technology spending to improve productivity. Bank earnings improved, but this was mainly due to loan losses not occurring in the magnitude for which banks had set aside reserves, rather than from top-line revenue growth. All sectors of the Index produced positive returns, but some tied to consumer spending lagged, as the unemployment rate remained high and held back spending. Both the Consumer Cyclical and Consumer Non-Cyclical sectors lagged the index as a result.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2011, the Fund outperformed the BofA Merrill Lynch U.S. High Yield Master II Constrained Index, returning 19.06% Class A versus an index return of 17.99%.

V. Fund Attribution:

The Fund’s allocation to collateralized loan obligations (“CLOs”) and other structured investments outperformed the high-yield market and enhanced relative performance. The fundamental picture of the CLO marketplace has improved drastically due to the continued upturn in the high-yield loan and bond markets, the slowing pace of defaults/downgrades and the ability of borrowers to successfully amend and refinance their credit agreements. Additionally, the technical picture has been a large driver of the rally with the limited new issuance and consistent demand combined with the fact that loan funds received positive inflows in nearly every week of the past year. Security selection in the Basic Industry sector, particularly in chemical companies, added to returns. Security selection in the Health Care

16	SEI Institutional Investments Trust / Annual Report / May 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

High Yield Bond Fund (Concluded)

sector benefited returns, despite the challenging environment created by federal health care reform. The Fund was underweight the outperforming Banking sector, but positive security selection in the sector added to returns, with holdings in bank-preferred securities leading the way. An overweight to CCC bonds was also positive.

Security selection in the Insurance sector detracted from returns. The Fund’s underweight to the Real Estate sector detracted from relative performance as the sector produced strong returns.

High Yield Bond Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
High Yield Bond Fund, Class A	19.06%	12.20%	9.05%	9.15%

Comparison of Change in the Value of a $100,000 Investment in the High Yield Bond Fund, versus the BofA Merrill Lynch U.S. High Yield Master II Constrained Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 12/05/05. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Long Duration Fund

I. Objective

The Long Duration Fund (the “Fund”) seeks to provide return characteristics similar to those of high-quality corporate bonds with a duration range of 9 to 14 years.

II. Multi-Manager Approach

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilizes the following sub-advisers as of May 31, 2011: Metropolitan West Asset Management LLC, Jennison Associates LLC and Income Research & Management. No manager changes were made during the period.

III. Market Commentary

For the fiscal year ended May 31, 2011, most of the non-Treasury sectors of the U.S. fixed-income market saw spread compression and continued risk appetite. However, geopolitical concerns have dominated headlines in the first half of 2011, including political tensions in the Middle East and North Africa, the devastating earthquake and tsunami in Japan and the ongoing fiscal challenges in peripheral Europe.

In the U.S., the economic recovery continued, albeit at a slower pace due to weak employment and soft consumer demand. The first-quarter U.S. gross domestic product (“GDP”) report showed that the economy grew at 1.9%, lower than the consensus expectation. Also, the market has sharply lowered GDP expectations for the rest of the year. In response, the U.S. Federal Reserve has kept its Fed funds rate target at near-zero to support the economy, although it will let the $600 billion quantitative easing (“QE2”) program expire as planned at the end of June 2011.

The Treasury market experienced high volatility during this period. Treasury yields initially backed up after the announcement of QE2, but rallied significantly in the second quarter of 2011 on weak economic data. Corporate fundamentals remained solid as balance sheets improved, earnings were better than expected and event risk remained remote.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2011, the SIIT Long Duration Fund returned 10.74% Class A compared to 9.34% for its benchmark, the Barclays Long U.S. Government/Credit Index.

V. Fund Attribution

The Fund’s outperformance was helped by its overweight exposure to the corporate bond sector. The corporate overweight was focused on the finance sector, which led a strong rally in the corporate market. The Fund had a modest exposure to Build America Bonds, which also performed well during the year. The drop in intermediate- and longer-term Treasury yields supported the Fund’s strong absolute return.

Long Duration Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Long Duration Fund, Class A	10.74%	7.93%	5.26%	4.57%

Comparison of Change in the Value of a $100,000 Investment in the Long Duration Fund, versus the Barclays Long U.S. Government/Credit Index, the 60/40 Hybrid of the BC Long Credit & BC Long Government, the Barclays Long U.S. Credit Index, and the Barclays Long U.S. Government Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 4/21/04. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

18	SEI Institutional Investments Trust / Annual Report / May 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Ultra Short Duration Bond Fund

I. Objective

The Ultra Short Duration Bond Fund (the “Fund”) seeks to provide higher current income than what is typically offered by a money market fund, while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.

II. Multi-Manager Approach

The Fund is managed by a sub-advisor under the supervision of SEI Investments Management Corporation (“SIMC”). Currently, the sub-advisor is Wellington Management Company, LLP. There were no manager changes during the year ended May 31, 2011.

III. Market Review

For the fiscal year ended May 31, 2011, most of the non-Treasury sectors of the U.S. fixed-income market saw spread compression and continued risk appetite. However, geopolitical concerns dominated headlines in the first half of 2011, including political tensions in the Middle East and North Africa, the devastating earthquake and tsunami in Japan and the ongoing fiscal challenges in peripheral Europe.

In the U.S., the economic recovery continued, albeit at a slower pace, due to weak employment and soft consumer demand. The first-quarter U.S. gross domestic product (“GDP”) report showed that the economy grew at 1.9%, lower than the consensus expectation. Also, the market has sharply lowered GDP expectations for the rest of the year. In response, the U.S. Federal Reserve has kept its Fed funds rate target at near-zero to support the economy, although it will let the $600-billion quantitative easing (“QE2”) program expire as planned at the end of June 2011.

The Treasury market experienced high volatility during this period. Treasury yields initially backed up after the announcement of QE2, but rallied significantly in the second quarter of 2011 on weak economic data. Corporate fundamentals remained solid as balance sheets improved, earnings were better than expected and event risk remained remote. Non-agency mortgage-backed securities (“MBS”) performed well because of attractive loss-adjusted yields, but turned weaker in the second quarter due to increased supply from the Federal Reserve’s Maiden Lane, LLC portfolio. Agency MBS outperformed duration-neutral Treasuries as demand remained robust from domestic and foreign banks and refinancing activity remained muted in the face of historically low mortgage rates.

IV. Return vs. Benchmark

The Ultra Short Duration Bond Fund returned 0.33% Class A since its inception on February 25, 2011, compared to 0.18% for the benchmark, the Barclays Capital Short U.S. Treasury 9-12 Month Index.

V. Fund Attribution

During the period, the Fund’s large allocation to non-Treasury sectors outperformed, particularly the portfolio’s allocations to non-agency mortgage-backed securities, asset-backed securities and corporate securities. The Fund utilized Treasury futures to efficiently manage duration and yield curve exposure.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	19

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Emerging Markets Debt Fund

I. Objective:

The Emerging Markets Debt Fund (the “Fund”) seeks to maximize total return.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilizes the following sub-advisors as of May 31, 2011: Ashmore Investment Management Limited; ING Investment Management Advisors, B.V.; and Stone Harbor Investment Partners, L.P. For the fiscal year ended May 31, 2011, no sub-advisor changes were made in the Fund.

III. Market Commentary:

Emerging market debt, as measured by the JP Morgan EMBI Global Diversified Index, returned 12.52% during the twelve months ending May 31, 2011.

Emerging markets debt began the period recovering from a bout of global risk aversion driven by the Greek debt crisis, which has yet to be resolved and continues to deepen. The market’s total return for the period can primarily be attributed to coupon income and a rally in U.S. Treasuries, in which yields fell as a result of a flight-to-risk emanating from the eurozone crisis and the U.S. Federal Reserve’s accommodative monetary policy. Higher-yielding countries were the market’s top performers, while higher-credit quality countries, which offer lower spreads and total return potential, generated positive absolute returns but underperformed the overall market.

Emerging markets corporate and local currency debt, which are not in the benchmark but are making up an increasing portion of the emerging market debt universe, also posted strong returns during the period, returning 12.58% and 20.30%, respectively, as a result of a contraction of corporate credit spreads and currency appreciation. Emerging market bonds were able to weather the storm brought on by the eurozone crisis and the recent political and social unrest in the Middle East and North Africa due to a continuation of the themes of improving fundamentals and strong technicals that have persisted over the last several years.

Fundamentally, emerging countries are growing more rapidly, have lower debt burdens and are generally benefiting more from higher commodity prices than their developed market counterparts. As a result, credit rating agencies issued more upgrades than downgrades at a ratio of roughly three to one. Surging interest from new and existing investors led to record inflows into the asset class of $75 billion during 2010, helping absorb the $280 billion of new issuance (a majority of which came from the corporate sector). Inflows in 2011 have come at a slower pace, but are expected to reach approximately $45 billion. The improved credit quality and greater strategic investor participation have dramatically lowered volatility and improved the liquidity profile of the emerging market debt asset class. Though risks of economic overheating and inflationary pressure have recently caused concern amongst investors, the majority of emerging market central banks and policymakers have used various tools to proactively address these issues, helping them earn additional credibility among investors.

IV. Return vs. Benchmark:

For the fiscal year ended May 31, 2011, the Fund outperformed the JP Morgan EMBI Global Diversified Index (the “Index”), returning 16.51% Class A versus an index return of 12.52%.

V. Fund Attribution:

The Fund’s relative return benefitted from an overweight to higher-yielding countries and security selection in local currency and corporate debt. Also adding to performance was a marginal underweight to investment-grade debt, which underperformed the benchmark.

At the country level, security selection in local currency assets in Brazil benefited returns as the Brazilian real strengthened against the U.S. dollar on continued economic growth and expectations that recently elected President Rousseff will cut spending. Security selection in local currency and corporate debt in Mexico added as low inflation has kept borrowing rates low and growth prospects have improved. An overweight to Argentina added to relative returns as growth there is expected to remain strong while low public debt and a higher trade surplus support its current fiscal policy. Security selection

20	SEI Institutional Investments Trust / Annual Report / May 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Emerging Markets Debt Fund (Concluded)

in local Indonesian bonds benefited with lower rates supporting asset prices while the Indonesian rupiah gained against the dollar on strong economic activity.

An underweight to Lithuania detracted from returns, as its bonds posted gains on strong demand. However, Fund managers maintain a broader underweight to the European region. An overweight to Qatar offered strong absolute returns but led to underperformance as bonds sold off largely because of the country’s association with the regional crisis in the Middle East and North Africa, even though it boasts strong fundamentals. An underweight to Ecuador also detracted as the country posted strong returns and high-yielding assets gained during the period. Managers remain underweight given the the country’s political dynamics and poor economic policies.

Emerging Markets Debt Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Emerging Markets Debt Fund, Class A	16.51%	11.97%	11.22%	10.37%

Comparison of Change in the Value of a $100,000 Investment in the Emerging Markets Debt Fund, versus the J.P. Morgan EMBI Global Diversified Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 12/05/05. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	21

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Real Return Fund

I. Objective

The Real Return Fund (the “Fund”) seeks to provide a total return exceeding the rate of inflation.

II. Multi-Manager Approach

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation (“SIMC”). As of May 31, 2011, the Fund utilizes Wellington Management Company, LLC. There were no manager changes during the year ended May 31, 2011.

III. Market Commentary

For the fiscal year ended May 31, 2011, most of the non-Treasury sectors of the U.S. fixed-income market saw spread compression and continued risk appetite. However, geopolitical concerns dominated headlines, including political tensions in the Middle East and North Africa (“MENA”), the devastating earthquake and tsunami in Japan and the ongoing fiscal challenges in peripheral Europe.

In the U.S., the economic recovery continued, albeit at a slower pace, due to weak employment and soft consumer demand. The first-quarter U.S. gross domestic product (“GDP”) report showed that the economy grew at 1.9%, lower than the consensus expectation. Also, the market has sharply lowered GDP expectations for the rest of the year. In response, the U.S. Federal Reserve has kept its Fed funds rate target at near zero to support the economy, although it will let the $600-billion quantitative easing program (“QE2”) expire as planned at the end of June 2011.

The Treasury market experienced high volatility during the period. Treasury yields initially backed up after the Federal Reserve announced QE2, but rallied significantly in the second quarter of 2011 on weak economic data. Similarly, the Treasury inflation-protected securities (“TIPS”) market experienced a higher level of volatility due to transitory events including extreme weather in the U.S., Russia and Australia and political tensions in MENA. The 5 Year TIPS breakeven inflation rate, which is the rate of inflation that equalizes the return of nominal and inflation-linked Treasuries, widened from 1.7% to 2.0%.

IV. Return vs. Benchmark

For the fiscal year ended May 31, 2011, the Fund returned 6.65% Class A compared to 6.74% for its benchmark. The Fund’s adviser believes the Barclays 1-5 Year U.S. TIPS Index best represents the Fund’s investment opportunities.

V. Fund Attribution

The Fund’s outperformance came from its tactical and timely allocation to nominal Treasuries. In addition, the modest drop in TIPS yields served to support the Fund’s absolute return.

Real Return Fund

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Real Return Fund, Class A	6.65%	4.02%	6.13%

Comparison of Change in the Value of a $100,000 Investment in the Real Return Fund, versus the Barclays 1-5 Year U.S. TIPS Index, and the Barclays 1-10 Year U.S. TIPS Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 12/14/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

22	SEI Institutional Investments Trust / Annual Report / May 31, 2011

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL INVESTMENTS TRUST — MAY 31, 2011 (Unaudited)

Dynamic Asset Allocation Fund

I. Objective:

The Dynamic Asset Allocation Fund (the “Fund”) seeks long-term total return.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilizes the following sub-advisers as of May 31, 2011: Goldman Sachs Asset Management, L.P. and Credit Suisse Asset Management, LLC. There were no manager changes during the year ended May 31, 2011.

III. Market Commentary:

Accommodative monetary policy in the form of the Federal Reserve’s second round of quantitative easing enticed capital back into risk assets, boosting equity prices and additionally lowered rates that caused a rally in U.S. Treasury Bonds. The U.S. economic recovery continued at a measured pace, resulting in positive absolute performance for most asset classes.

IV. Return vs. Benchmark:

The Dynamic Asset Allocation Fund returned 14.66% Class A since inception; compared to 12.95% for its blended benchmark of 50% S&P 500 Index and 50% Barclays 10-Year Treasury Bellwether Index.

V. Fund Attribution:

The largest contributor to returns was the overweight to equity strategies at the expense of fixed-income strategies. The Fund was well-positioned to capture the positive performance of the equity markets.

Dynamic Asset Allocation Fund

AVERAGE ANNUAL TOTAL RETURN1

Cumulative Inception to Date
Dynamic Asset Allocation Fund, Class A	14.66%

Comparison of Change in the Value of a $100,000 Investment in the Dynamic Asset Allocation Fund, versus a 50/50 Hybrid of the S&P 500 & Barclays 10-Year Treasury Bellwether, the S&P 500 Index, and the Barclays 10-Year Treasury Bellwether Index

[1]

For the period ended May 31, 2011. Past performance is not an indication of future performance. Class A shares were offered beginning 7/30/10. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	23

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Fund

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Consumer Discretionary — 11.7%
Amazon.com*	0.7%	55,037	$10,825
Best Buy (A)	0.6	276,352	8,777
Coach	1.1	272,840	17,369
Lowe’s	0.9	563,870	13,612
NIKE, Cl B	0.7	141,848	11,979
Target	0.6	196,579	9,737
Time Warner	0.5	230,401	8,394
Other Securities	6.6		107,918

			188,611

Consumer Staples — 7.6%
Costco Wholesale	0.7	139,296	11,489
Mead Johnson Nutrition, Cl A	0.5	121,630	8,245
PepsiCo	0.7	162,876	11,584
Procter & Gamble	1.7	401,754	26,918
Other Securities	4.0		64,349

			122,585

Energy — 9.5%
Chevron	1.5	225,208	23,627
ConocoPhillips	0.9	193,716	14,184
EOG Resources (A)	0.5	76,251	8,322
Exxon Mobil	0.6	106,987	8,930
Schlumberger	0.6	105,648	9,056
Other Securities	5.4		89,745

			153,864

Financials — 14.5%
Bank of America	0.8	1,135,523	13,342
Bank of New York Mellon	0.5	301,217	8,467
Berkshire Hathaway, Cl B*	0.6	123,629	9,775
BlackRock, Cl A	0.5	41,274	8,484
Charles Schwab (A)	0.6	497,471	8,960
Citigroup	0.7	297,526	12,243
Goldman Sachs Group	0.5	61,219	8,616
JPMorgan Chase	1.4	542,574	23,461

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	1.3%	724,946	$20,567
Other Securities	7.6		120,866

			234,781

Health Care — 13.9%
Abbott Laboratories	0.5	162,440	8,488
Aetna	0.5	197,457	8,625
Amgen*	0.7	194,517	11,776
Celgene*	0.8	214,648	13,074
Express Scripts*	0.6	165,318	9,846
Johnson & Johnson	1.3	300,581	20,226
Merck	0.9	381,078	14,005
Pfizer	1.1	843,045	18,083
UnitedHealth Group	0.9	286,989	14,048
Other Securities	6.6		106,491

			224,662

Industrials — 8.9%
General Electric	1.1	913,787	17,947
Other Securities	7.8		125,616

			143,563

Information Technology — 22.4%
Adobe Systems*	0.7	309,000	10,701
Apple*	2.5	115,350	40,122
Autodesk*	0.5	202,865	8,719
Cisco Systems	0.6	601,831	10,111
Citrix Systems*	0.7	126,501	11,084
EMC* (A)	0.7	403,091	11,476
Google, Cl A*	1.2	34,802	18,411
Intel	1.2	843,566	18,989
International Business Machines	0.6	59,686	10,083
Mastercard, Cl A	0.9	48,566	13,941
Microsoft	1.2	783,372	19,592
Oracle	0.8	394,100	13,486
Qualcomm	1.7	481,457	28,208
Other Securities	9.1		146,798

			361,721

Materials — 2.9%
Other Securities	2.9		47,529

Telecommunication Services — 3.1%
AT&T	1.4	712,608	22,490
Verizon Communications	0.8	360,902	13,328
Other Securities	0.9		14,175

			49,993

Utilities — 2.4%
Other Securities	2.4		38,339

Total Common Stock (Cost $1,288,881) ($ Thousands)			1,565,648

24	SEI Institutional Investments Trust / Annual Report / May 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Fund (Concluded)

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 7.4%
SEI Liquidity Fund, L.P. 0.150%†** (B)	7.4%	119,963,584	$119,376

Total Affiliated Partnership (Cost $119,964) ($ Thousands)			119,376

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.050%†**	2.2	35,437,156	35,437

Total Cash Equivalent (Cost $35,437) ($ Thousands)			35,437

U.S. TREASURY OBLIGATION (C) — 0.4%
Other Securities	0.4		7,149

Total U.S. Treasury Obligation (Cost $7,148) ($ Thousands)			7,149

Total Investments — 106.9% (Cost $1,451,430) ($ Thousands)			$1,727,610

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	432	Jun-2011	$1,306
S&P Mid 400 Index E-MINI	38	Jun-2011	194

			$1,500

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,616,607 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $118,354 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2011 was $119,376 ($ Thousands)

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,565,648	$—	$—	$1,565,648
Affiliated Partnership	—	119,376	—	119,376
Cash Equivalent	35,437	—	—	35,437
U.S. Treasury Obligation	—	7,149	—	7,149

Total Investments in Securities	$1,601,085	$126,525	$—	$1,727,610

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,500	$—	$—	$1,500

Total Other Financial Instruments	$1,500	$—	$—	$1,500

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	25

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Consumer Discretionary — 15.6%
Amazon.com*	0.5%	9,975	$1,962
Bed Bath & Beyond*	0.7	45,054	2,428
Best Buy	0.7	82,698	2,626
Coach	0.9	52,031	3,312
DIRECTV, Cl A*	0.5	37,900	1,905
Johnson Controls	0.6	59,114	2,341
Lowe’s	1.2	176,413	4,259
NIKE, Cl B	1.1	47,921	4,047
priceline.com*	0.6	3,925	2,022
Target	0.7	50,856	2,519
Yum! Brands	0.6	39,100	2,163
Other Securities	7.5		27,198

			56,782

Consumer Staples — 7.6%
Altria Group	0.5	67,700	1,900
Costco Wholesale	0.8	35,139	2,898
PepsiCo	0.6	32,175	2,288
Philip Morris International	0.6	31,500	2,260
Procter & Gamble	1.2	68,100	4,563
Walgreen	0.7	60,400	2,635
Other Securities	3.2		11,226

			27,770

Energy — 9.2%
Chevron	0.8	26,200	2,749
ConocoPhillips	0.8	41,546	3,042
Exxon Mobil	1.2	51,900	4,332
Other Securities	6.4		23,497

			33,620

Financials — 9.8%
American Express	0.5	38,025	1,962
BlackRock, Cl A	0.7	11,965	2,460
JPMorgan Chase	0.7	62,025	2,682
Wells Fargo	1.0	125,400	3,558

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	6.9%		$24,895

			35,557

Health Care — 10.6%
Abbott Laboratories	0.6	39,050	2,040
Amgen*	0.6	36,541	2,212
Celgene*	1.3	74,499	4,538
Johnson & Johnson	0.6	32,875	2,212
Medtronic	0.6	50,625	2,061
Pfizer	0.7	124,200	2,664
Other Securities	6.2		22,742

			38,469

Industrials — 8.0%
General Electric	0.6	115,600	2,270
Other Securities	7.4		26,950

			29,220

Information Technology — 23.9%
Adobe Systems*	1.0	103,700	3,591
Apple*	2.4	25,600	8,905
Autodesk*	0.8	66,310	2,850
Cisco Systems	0.7	158,200	2,658
eBay*	1.1	131,300	4,093
EMC*	0.7	92,900	2,645
Intel	1.2	192,772	4,339
International Business Machines	1.5	31,942	5,396
Mastercard, Cl A	0.6	7,390	2,121
Microsoft	1.3	194,550	4,866
Nvidia*	0.7	120,050	2,406
Oracle	0.7	69,870	2,391
Qualcomm	2.2	134,783	7,897
Research In Motion*	0.7	60,561	2,595
Texas Instruments	0.8	80,100	2,828
Other Securities	7.5		27,504

			87,085

Materials — 5.0%
E.I. Du Pont de Nemours	0.7	49,900	2,660
Other Securities	4.3		15,606

			18,266

Telecommunication Services — 4.0%
American Tower, Cl A*	0.6	38,716	2,148
AT&T	0.9	105,039	3,315
Verizon Communications	1.1	105,266	3,888
Other Securities	1.4		5,005

			14,356

Utilities — 3.2%
Other Securities	3.2		11,527

Total Common Stock (Cost $306,339) ($ Thousands)			352,652

26	SEI Institutional Investments Trust / Annual Report / May 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund (Concluded)

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.050%†**	2.1%	7,750,363	$7,750

Total Cash Equivalent (Cost $7,750) ($ Thousands)			7,750

U.S. TREASURY OBLIGATION (A) — 0.3%
Other Securities	0.3		1,093

Total U.S. Treasury Obligation (Cost $1,093) ($ Thousands)			1,093

Total Investments — 99.3% (Cost $315,182) ($ Thousands)			$361,495

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	99	Jun-2011	$126

			$126

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $364,180 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$352,652	$—	$—	$352,652
Cash Equivalent	7,750	—	—	7,750
U.S. Treasury Obligation	—	1,093	—	1,093

Total Investments in Securities	$360,402	$1,093	$—	$361,495

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$126	$—	$—	$126

Total Other Financial Instruments	$126	$—	$—	$126

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	27

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Disciplined Equity Fund

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 84.8%

Consumer Discretionary — 8.1%
Target	0.5%	799,277	$39,588
Viacom, Cl B	0.4	582,551	29,366
Other Securities	7.2		558,713

			627,667

Consumer Staples — 8.7%
Coca-Cola	1.1	1,233,758	82,427
Coca-Cola Enterprises	0.3	911,737	26,340
PepsiCo	0.7	774,882	55,110
Philip Morris International	0.8	853,460	61,236
Procter & Gamble	0.9	1,074,722	72,006
Walgreen (A)	0.6	1,052,180	45,907
Wal-Mart Stores	1.4	1,914,642	105,727
Other Securities	2.9		230,433

			679,186

Energy — 11.2%
Chevron	1.9	1,391,626	145,995
ConocoPhillips	1.4	1,435,784	105,128
Exxon Mobil	2.2	2,044,257	170,634
Hess	0.4	384,696	30,403
Marathon Oil	0.4	638,317	34,578
Occidental Petroleum	0.6	453,143	48,871
Schlumberger	0.9	849,249	72,798
Other Securities	3.4		257,622

			866,029

Financials — 12.2%
American Express	0.6	956,606	49,361
Bank of America	0.9	5,709,521	67,087
Citigroup	0.4	750,788	30,895
Goldman Sachs Group	0.6	317,992	44,751
JPMorgan Chase	1.9	3,435,528	148,552
Prudential Financial	0.5	603,954	38,520
Wells Fargo	1.4	3,705,489	105,125
Other Securities	5.9		463,972

			948,263

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 9.5%
Amgen*	0.9%	1,177,461	$71,284
Covidien	0.4	607,075	33,389
Gilead Sciences*	0.4	818,578	34,167
Johnson & Johnson	1.3	1,515,862	102,002
Merck	0.7	1,438,662	52,871
Pfizer	1.4	5,112,410	109,661
Thermo Fisher Scientific*	0.4	457,938	29,972
Other Securities	4.0		305,584

			738,930

Industrials — 9.7%
Emerson Electric	0.4	540,968	29,510
General Electric	0.8	3,249,155	63,814
Honeywell International	1.0	1,294,324	77,077
Illinois Tool Works	0.4	560,445	32,125
Union Pacific	0.5	360,524	37,844
United Technologies	1.1	1,007,213	88,403
Other Securities	5.5		428,199

			756,972

Information Technology — 17.3%
Apple*	2.6	584,742	203,391
Cisco Systems	0.8	3,791,879	63,704
Google, Cl A*	0.9	134,092	70,937
Hewlett-Packard	0.4	802,254	29,988
Intel	1.4	4,927,256	110,912
International Business Machines	2.2	1,029,807	173,965
Microsoft	1.4	4,230,483	105,804
Oracle	1.3	2,966,386	101,510
Qualcomm	0.9	1,208,733	70,820
Visa, Cl A	0.5	464,971	37,690
Western Union	0.4	1,445,912	29,728
Other Securities	4.5		342,206

			1,340,655

Materials — 3.8%
E.I. Du Pont de Nemours	0.4	630,280	33,594
Freeport-McMoRan Copper & Gold, Cl B	0.5	823,704	42,536
Other Securities	2.9		220,929

			297,059

Telecommunication Services — 2.5%
AT&T	1.6	3,844,646	121,337
Other Securities	0.9		74,766

			196,103

Utilities — 1.8%
Other Securities	1.8		142,433

Total Common Stock (Cost $5,428,235) ($ Thousands)			6,593,297

28	SEI Institutional Investments Trust / Annual Report / May 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Disciplined Equity Fund (Concluded)

May 31, 2011

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIPS — 14.8%
SEI LIBOR Plus Portfolio†	10.0%	111,582,526	$782,193
SEI Liquidity Fund, L.P. 0.150%†** (B)	4.8	377,555,577	370,939

Total Affiliated Partnerships (Cost $1,309,709) ($ Thousands)			1,153,132

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.050%†**	3.3	255,372,994	255,373

Total Cash Equivalent (Cost $255,373) ($ Thousands)			255,373

U.S. TREASURY OBLIGATIONS (C) (D) — 1.4%
U.S. Treasury Bills
0.172%, 06/16/11	0.0	$500	500
0.155%, 06/30/11	1.4	105,416	105,412
0.140%, 07/07/11	0.0	2,445	2,445

Total U.S. Treasury Obligations (Cost $108,346) ($ Thousands)			108,357

EXCHANGE TRADED FUND — 0.3%
Other Securities	0.3		19,966

Total Exchange Traded Fund (Cost $20,000) ($ Thousands)			19,966

Total Investments — 104.6% (Cost $7,121,663) ($ Thousands)			$8,130,125

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	464	Jun-2011	$974
S&P 500 Index E-MINI	1,543	Jun-2011	(171)
S&P Composite Index	2,925	Jun-2011	24,446

			$25,249

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $7,773,980 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $371,687 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2011 was $370,939 ($ Thousands)

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

LIBOR — London Interbank Offered Rate

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,593,297	$—	$—	$6,593,297
Affiliated Partnerships	782,193	370,939	—	1,153,132
Cash Equivalent	255,373	—	—	255,373
U.S. Treasury Obligations	—	108,357	—	108,357
Exchange Traded Fund	19,966	—	—	19,966

Total Investments in Securities	$7,650,829	$479,296	$—	$8,130,125

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$25,249	$—	$—	$25,249

Total Other Financial Instruments	$25,249	$—	$—	$25,249

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	29

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Index Fund

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 10.9%
Amazon.com*	0.5%	18,789	$3,696
Comcast, Cl A	0.5	150,725	3,804
Ford Motor*	0.4	196,784	2,936
Home Depot	0.4	85,915	3,117
McDonald’s	0.6	57,580	4,695
Walt Disney	0.6	104,872	4,366
Other Securities	7.9		61,305

			83,919

Consumer Staples — 9.6%
Altria Group	0.4	111,768	3,136
Coca-Cola	1.0	113,820	7,604
Coca-Cola Enterprises	0.1	17,415	503
CVS Caremark	0.4	73,052	2,827
Kraft Foods, Cl A	0.4	86,115	3,011
PepsiCo	0.8	87,252	6,205
Philip Morris International	1.0	100,068	7,180
Procter & Gamble	1.4	155,474	10,417
Wal-Mart Stores	0.7	103,679	5,725
Other Securities	3.4		27,753

			74,361

Energy — 11.9%
Chevron	1.5	108,402	11,373
ConocoPhillips	0.7	75,776	5,548
Exxon Mobil	3.0	274,742	22,933
Occidental Petroleum	0.6	43,454	4,687
Schlumberger	0.8	73,866	6,332
Other Securities	5.3		40,625

			91,498

Financials — 14.8%
American Express	0.4	56,334	2,907
Bank of America	0.8	542,618	6,376
Berkshire Hathaway, Cl B*	1.0	93,500	7,393
Citigroup	0.6	113,204	4,658
Goldman Sachs Group	0.5	27,575	3,881
JPMorgan Chase	1.2	214,834	9,289

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

SEI† (A)	0.0%	8,542	$202
Wells Fargo	1.0	263,066	7,463
Other Securities	9.3		71,792

			113,961

Health Care — 11.3%
Abbott Laboratories	0.6	82,676	4,320
Amgen*	0.4	51,367	3,110
Johnson & Johnson	1.3	148,909	10,020
Merck	0.8	168,643	6,198
Pfizer	1.2	435,680	9,345
UnitedHealth Group	0.4	57,929	2,836
Other Securities	6.6		50,906

			86,735

Industrials — 11.0%
3M	0.5	38,246	3,610
Boeing	0.4	40,691	3,175
Caterpillar	0.5	33,688	3,564
General Electric	1.5	576,323	11,319
Union Pacific	0.4	27,216	2,857
United Technologies	0.6	49,966	4,385
Other Securities	7.1		56,005

			84,915

Information Technology — 17.2%
Apple*	2.2	49,023	17,052
Cisco Systems	0.7	305,627	5,134
EMC* (B)	0.4	110,264	3,139
Google, Cl A*	0.9	13,144	6,953
Hewlett-Packard	0.6	117,301	4,385
Intel	0.9	300,858	6,772
International Business Machines	1.4	65,398	11,048
Microsoft	1.3	413,500	10,342
Oracle	0.9	205,967	7,048
Qualcomm	0.7	87,750	5,141
Other Securities	7.2		55,822

			132,836

Materials — 4.0%
Other Securities	4.0		30,709

Telecommunication Services — 2.9%
AT&T	1.3	319,033	10,069
Verizon Communications	0.7	153,015	5,651
Other Securities	0.9		6,583

			22,303

Utilities — 3.4%
Other Securities	3.4		26,012

Total Common Stock (Cost $531,441) ($ Thousands)			747,249

30	SEI Institutional Investments Trust / Annual Report / May 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Index Fund (Concluded)

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 6.1%
SEI Liquidity Fund, L.P. 0.150%†** (C)	6.1%	47,159,058	$46,540

Total Affiliated Partnership (Cost $47,159) ($ Thousands)			46,540

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.050%†**	2.5	19,532,574	19,533

Total Cash Equivalent (Cost $19,533) ($ Thousands)			19,533

U.S. TREASURY OBLIGATIONS (D) — 0.2%
Other Securities	0.2		1,578

Total U.S. Treasury Obligations (Cost $1,578) ($ Thousands)			1,578

WARRANT — 0.0%
Other Security	0.0		—

Total Warrant (Cost $—) ($ Thousands)			—

RIGHTS — 0.0%

United States — 0.0%
Other Security	0.0		1

Total Rights (Cost $1) ($ Thousands)			1

Total Investments — 105.8% (Cost $599,712) ($ Thousands)			$814,901

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	311	Jun-2011	$830
S&P Mid 400 Index E-MINI	28	Jun-2011	130

			$960

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $770,135 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(B)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $46,383 ($ Thousands).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2011 was $46,540 ($ Thousands).

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$747,249	$—	$—	$747,249
Affiliated Partnership	—	46,540	—	46,540
Cash Equivalent	19,533	—	—	19,533
U.S. Treasury Obligations	—	1,578	—	1,578
Warrant	—	—	—	—
Rights	1	—	—	1

Total Investments in Securities	$766,783	$48,118	$—	$814,901

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$960	$—	$—	$960

Total Other Financial Instruments	$960	$—	$—	$960

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	31

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Fund

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Consumer Discretionary — 12.9%
American Public Education* (A)	0.4%	66,267	$2,901
Life Time Fitness* (A)	0.4	86,134	3,169
Shutterfly*	0.3	36,516	2,214
Tesla Motors* (A)	0.3	62,217	1,875
Other Securities	11.5		83,225

			93,384

Consumer Staples — 2.5%
Chiquita Brands International* (A)	0.4	175,100	2,609
Pantry*	0.3	114,471	2,114
Other Securities	1.8		13,498

			18,221

Energy — 7.4%
Berry Petroleum, Cl A (A)	0.3	40,538	2,125
Comstock Resources* (A)	0.6	135,738	4,082
Forest Oil*	0.3	61,635	1,843
Goodrich Petroleum* (A)	0.5	164,799	3,370
Key Energy Services*	0.3	104,736	1,852
PetroHawk Energy*	0.4	121,951	3,228
Quicksilver Resources*	0.3	154,717	2,211
Scorpio Tankers* (A)	0.3	232,807	2,349
World Fuel Services	0.3	51,821	1,896
Other Securities	4.1		30,564

			53,520

Financials — 18.5%
Financial Engines* (A)	0.3	81,062	2,018
Platinum Underwriters Holdings	0.3	72,649	2,480
ProAssurance* (A)	0.3	28,987	2,038

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	17.6%		$127,560

			134,096

Health Care — 11.6%
Cubist Pharmaceuticals* (A)	0.4	76,125	2,933
Masimo	0.3	80,228	2,465
NuVasive* (A)	0.3	61,363	2,073
Omnicell*	0.3	145,537	2,243
Salix Pharmaceuticals*	0.3	51,359	2,056
STERIS	0.3	51,896	1,873
Teleflex (A)	0.3	29,617	1,839
Other Securities	9.4		68,130

			83,612

Industrials — 18.0%
AerCap Holdings*	0.4	212,711	2,884
EMCOR Group*	0.3	80,748	2,452
FTI Consulting* (A)	0.4	64,600	2,466
Geo Group*	0.4	100,600	2,474
Kaydon (A)	0.3	60,369	2,196
Simpson Manufacturing	0.3	67,400	1,889
Teledyne Technologies*	0.3	37,922	1,862
Towers Watson, Cl A	0.3	31,834	2,020
Wabash National*	0.5	336,629	3,255
Wabtec	0.3	33,460	2,262
Other Securities	14.5		106,384

			130,144

Information Technology — 18.2%
Blackboard* (A)	0.3	52,886	2,279
BroadSoft* (A)	0.4	80,395	3,179
Ceva*	0.3	68,700	2,359
Ciber*	0.3	309,775	1,890
Constant Contact* (A)	0.3	80,592	1,938
Digital River* (A)	0.3	72,540	2,361
Inphi*	0.3	116,025	2,302
Netlogic Microsystems* (A)	0.4	66,266	2,539
Sycamore Networks (A)	0.4	105,490	2,557
Taleo, Cl A*	0.3	63,834	2,383
VistaPrint* (A)	0.4	62,294	3,064
Other Securities	14.5		104,405

			131,256

Materials — 4.6%
Globe Specialty Metals (A)	0.4	137,380	3,113
Other Securities	4.2		30,248

			33,361

Telecommunication Services — 0.9%
Other Securities	0.9		6,251

32	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.7%
Great Plains Energy	0.3%	89,619	$1,897
Portland General Electric	0.6	174,199	4,524
Other Securities	1.8		12,786

			19,207

Total Common Stock (Cost $596,392) ($ Thousands)			703,052

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.0%
Other Securities	0.0		412

Energy — 0.0%
Other Securities	0.0		146

Financials — 0.1%
Other Securities	0.1		434

Total Preferred Stock (Cost $1,226) ($ Thousands)			992

EXCHANGE TRADED FUND — 0.1%
Other Security	0.1		433

Total Exchange Traded Fund (Cost $405) ($ Thousands)			433

CONVERTIBLE BONDS — 0.1%

Consumer Discretionary — 0.0%
Other Securities	0.0		114

Energy — 0.1%
Other Securities	0.1		482

Financials — 0.0%
Other Securities	0.0		90

Total Convertible Bonds (Cost $794) ($ Thousands)			686

RIGHTS — 0.0%

United States — 0.0%
Other Security	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

WARRANTS — 0.0%
Other Securities	0.0		141

Total Warrants (Cost $—) ($ Thousands)			141

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 23.6%
SEI Liquidity Fund, L.P. 0.150%†** (B)	23.6%	176,283,129	$170,669

Total Affiliated Partnership (Cost $176,283) ($ Thousands)			170,669

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.050%†**	2.2	15,945,643	15,946

Total Cash Equivalent (Cost $15,946) ($ Thousands)			15,946

U.S. TREASURY OBLIGATION (C) (D) —1.2%
U.S. Treasury Bill 0.176%, 06/30/11	1.2	$8,501	8,501

Total U.S. Treasury Obligation (Cost $8,500) ($ Thousands)			8,501

Total Investments — 124.6% (Cost $799,546) ($ Thousands)			$900,420

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:
Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	145	Jun-2011	$372

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $722,825 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $171,742 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2011 was $170,669 ($ Thousands).

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	33

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Fund (Concluded)

May 31, 2011

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$702,786	$5	$261	$703,052
Preferred Stock	—	992	—	992
Convertible Bonds	—	572	114	686
Exchange Traded Fund	433	—	—	433
Rights	—	—	—	—
Warrants	—	141	—	141
Affiliated Partnership	—	170,669	—	170,669
U.S. Treasury Obligation	—	8,501	—	8,501
Cash Equivalent	15,946	—	—	15,946

Total Investments in Securities	$719,165	$180,880	$375	$900,420

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$372	$—	$—	$372

Total Other Financial Instruments	$372	$—	$—	$372

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as June 1, 2010	$358	$1,031
Accrued discounts/premiums	—	(31)
Realized gain/(loss)	—	(246)
Change in unrealized appreciation/(depreciation)	(248)	(63)
Net purchases/sales	—	(577)
Net transfer in and/or out of Level 3	151	—

Ending balance as of May 31, 2011	$261	$114

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(325)	$—

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the year ended May 31, 2011, the transfers out of Level 3 were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	SEI Institutional Investments Trust / Annual Report / May 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 13.0%
Chico’s FAS	0.2%	376,445	$5,677
Cooper Tire & Rubber	0.3	239,524	5,787
CROCS*	0.3	255,534	5,808
Shutterfly*	0.3	107,225	6,500
Tempur-Pedic International* (A)	0.6	206,237	13,414
TRW Automotive Holdings*	0.2	101,024	5,745
Other Securities	11.1		257,752

			300,683

Consumer Staples — 3.0%
Green Mountain Coffee Roasters* (A)	0.3	89,320	7,357
Herbalife	0.2	103,300	5,814
Other Securities	2.6		56,155

			69,326

Energy — 6.9%
Berry Petroleum, Cl A (A)	0.4	173,242	9,080
Complete Production Services* (A)	0.3	207,896	6,900
Goodrich Petroleum* (A)	0.3	290,441	5,940
Key Energy Services* (A)	0.3	399,306	7,060
Other Securities	5.7		130,291

			159,271

Financials — 18.9%
American Financial Group	0.3	164,635	5,854
Equity Residential‡	0.3	95,150	5,883
HCP‡	0.3	156,300	5,930
Host Hotels & Resorts‡	0.2	328,827	5,781
Moody’s (A)	0.2	141,200	5,635
ProAssurance*	0.3	106,763	7,507
Reinsurance Group of America, Cl A	0.2	89,727	5,700

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

SVB Financial Group* (A)	0.3%	132,279	$7,855
Zions Bancorporation (A)	0.4	379,857	9,052
Other Securities	16.3		378,888

			438,085

Health Care — 12.1%
Catalyst Health Solutions*	0.5	168,050	10,256
Cooper (A)	0.3	105,671	7,916
Coventry Health Care*	0.3	197,050	6,932
Gen-Probe*	0.4	102,456	8,380
Masimo (A)	0.3	194,918	5,988
NuVasive* (A)	0.3	186,217	6,292
Salix Pharmaceuticals*	0.4	239,983	9,606
Other Securities	9.6		224,873

			280,243

Industrials — 16.1%
BE Aerospace*	0.4	245,685	9,194
Copa Holdings, Cl A	0.3	103,723	6,482
EMCOR Group*	0.3	205,939	6,254
Old Dominion Freight Line* (A)	0.4	234,243	8,744
Roper Industries	0.3	78,120	6,521
Sensata Technologies Holding*	0.3	177,053	6,424
United Rentals* (A)	0.3	235,175	6,430
Other Securities	13.8		323,568

			373,617

Information Technology — 16.2%
BroadSoft* (A)	0.3	178,460	7,056
Brocade Communications Systems*	0.2	857,549	5,720
Cavium Networks* (A)	0.3	133,289	5,929
Fairchild Semiconductor International, Cl A*	0.2	312,442	5,637
Jabil Circuit (A)	0.3	280,270	6,048
Netlogic Microsystems* (A)	0.3	172,425	6,607
Parametric Technology*	0.3	290,837	6,774
Sapient* (A)	0.2	385,808	5,668
Syntel	0.3	109,481	5,898
VistaPrint* (A)	0.4	220,953	10,866
Other Securities	13.4		308,784

			374,987

Materials — 5.3%
PolyOne	0.3	459,971	7,005
Other Securities	4.9		114,877

			121,882

Telecommunication Services — 1.0%
Other Securities	1.0		22,073

SEI Institutional Investments Trust / Annual Report / May 31, 2011	35

SUMMARY SCHEDULE OF INVESTMENTS

Small/Mid Cap Equity Fund (Concluded)

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.7%
AGL Resources (A)	0.3%	155,894	$6,409
Great Plains Energy (A)	0.3	349,339	7,395
Portland General Electric	0.5	408,279	10,603
Other Securities	2.6		63,207

			87,614

Total Common Stock (Cost $1,800,219) ($ Thousands)			2,227,781

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Other Securities	0.1		721

Energy — 0.0%
Other Securities	0.0		139

Financials — 0.0%
Other Securities	0.0		440

Total Preferred Stock (Cost $1,535) ($ Thousands)			1,300

CONVERTIBLE BONDS — 0.1%

Energy — 0.1%
Other Securities	0.1		916

Financials — 0.0%
Other Securities	0.0		250

Total Convertible Bonds (Cost $751) ($ Thousands)			1,166

EXCHANGE TRADED FUND — 0.0%
Other Security	0.0		912

Total Exchange Traded Fund (Cost $853) ($ Thousands)			912

WARRANTS — 0.0%
Other Securities	0.0		87

Total Warrants (Cost $–) ($ Thousands)			87

AFFILIATED PARTNERSHIP — 24.1%
SEI Liquidity Fund, L.P. 0.150%†** (B)	24.1	565,630,921	558,169

Total Affiliated Partnership (Cost $565,631) ($ Thousands)			558,169

Description	Percentage of Net Assets (%)	Shares\Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.050%†**	3.7%	85,124,082	$85,124

Total Cash Equivalent (Cost $85,124) ($ Thousands)			85,124

U.S. TREASURY OBLIGATION (C) (D) — 0.3%
U.S. Treasury Bill 0.042%, 06/30/11	0.3	$7,566	7,566

Total U.S. Treasury Obligation (Cost $7,565) ($ Thousands)			7,566

Total Investments — 124.5% (Cost $2,461,678) ($ Thousands)			$2,882,105

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	323	Jun-2011	$834
S&P Mid 400 Index E-MINI	237	Jun-2011	539

			$1,373

For the year ended May 31, 2011 the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $2,315,082 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $552,143 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2011 was $558,169 ($ Thousands)

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

36	SEI Institutional Investments Trust / Annual Report / May 31, 2011

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	2,227,557	21	203	2,227,781
Preferred Stock	—	1,300	—	1,300
Convertible Bonds	—	1,166	—	1,166
Exchange Traded Fund	912	—	—	912
Warrants	—	87	—	87
Affiliated Partnership	—	558,169	—	558,169
U.S. Treasury Obligation	—	7,566	—	7,566
Cash Equivalent	85,124	—	—	85,124

Total Investments in Securities	$2,313,593	$568,309	$203	$2,882,105

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,373	$—	$—	$1,373

Total Other Financial Instruments	$1,373	$—	$—	$1,373

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as June 1, 2010	$308	$699
Accrued discounts/premiums	—	(9)
Realized gain/(loss)	—	(639)
Change in unrealized appreciation/(depreciation)	(213)	415
Net purchases/sales	—	(466)
Net transfer in and/or out of Level 3	108	—

Ending balance as of May 31, 2011	$203	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(187)	$—

For the year ended May 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. For the year ended May 31, 2011, the transfers out of Level 3 were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	37

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 6.8%
Target	0.7%	20,100	$996
Other Securities	6.1		8,088

			9,084

Consumer Staples — 20.8%
Coca-Cola Enterprises	0.7	29,975	866
ConAgra Foods	0.8	44,000	1,119
CVS Caremark	0.8	28,100	1,087
Hansen Natural*	0.8	14,267	1,022
Hershey	0.6	15,108	842
Hormel Foods	1.4	63,857	1,873
Kimberly-Clark	1.6	31,475	2,150
Kroger	0.7	36,400	903
Lorillard	2.0	22,925	2,643
Metro, Cl A	0.7	18,900	944
Philip Morris International	0.6	11,908	854
Reynolds American	1.2	40,380	1,606
Walgreen	0.9	28,100	1,226
Wal-Mart Stores	1.1	27,500	1,519
Other Securities	6.9		9,150

			27,804

Energy — 4.3%
Chevron	1.1	14,200	1,490
Exxon Mobil	1.4	22,700	1,895
Other Securities	1.8		2,295

			5,680

Financials — 11.6%
Chubb	0.7	15,100	990
Travelers	0.7	15,900	987
Other Securities	10.2		13,557

			15,534

Health Care — 20.1%
Abbott Laboratories	0.9	23,800	1,244
Aetna	0.6	18,700	817
AmerisourceBergen	0.8	25,839	1,065

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Amgen*	1.4%	31,015	$1,878
Biogen Idec*	1.4	20,240	1,917
C.R. Bard	0.6	7,415	829
Cardinal Health	1.1	33,798	1,535
Eli Lilly	1.2	39,856	1,534
Gilead Sciences*	0.7	23,700	989
Johnson & Johnson	0.7	14,400	969
McKesson	0.9	13,754	1,178
Merck	1.1	40,500	1,488
Pfizer	0.6	39,200	841
Techne	0.8	13,430	1,095
UnitedHealth Group	0.6	16,800	822
Other Securities	6.7		8,731

			26,932

Industrials — 6.0%
L-3 Communications Holdings, Cl 3	0.8	13,900	1,135
Lockheed Martin	0.6	10,800	841
Raytheon	0.8	20,400	1,028
Other Securities	3.8		5,078

			8,082

Information Technology — 10.1%
Microsoft	0.8	42,700	1,068
SAIC*	0.8	60,100	1,055
Texas Instruments	1.1	42,007	1,483
Other Securities	7.4		9,842

			13,448

Materials — 2.4%
Other Securities	2.4		3,252

			3,252

Telecommunication Services — 3.1%
AT&T	1.2	50,000	1,578
Other Securities	1.9		2,530

			4,108

Utilities — 12.9%
American Electric Power	0.6	22,200	848
Atmos Energy	0.7	26,500	884
Consolidated Edison	0.6	16,052	852
DPL	1.1	49,693	1,499
Entergy	0.7	13,200	900
NSTAR	0.7	22,070	1,016
UGI	1.0	39,797	1,305
Wisconsin Energy	0.8	35,284	1,103
Other Securities	6.7		8,909

			17,316

Total Common Stock (Cost $104,218) ($ Thousands)			131,240

38	SEI Institutional Investments Trust / Annual Report / May 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund (Concluded)

May 31, 2011

Description	Percentage of Net Assets (%)	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Bill (A) (B) 0.042%, 06/30/11	0.8%	$1,121	$1,120

Total U.S. Treasury Obligation (Cost $1,120) ($ Thousands)			1,120

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.050%†**	1.7	2,240,569	2,241

Total Cash Equivalent (Cost $2,241) ($ Thousands)			2,241

Total Investments — 100.6% (Cost $107,579) ($ Thousands)			$134,601

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	17	Jun-2011	$77

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages	are based on a Net Assets of $133,811 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$131,240	$—	$—	$131,240
U.S. Treasury Obligation	—	1,120	—	1,120
Cash Equivalent	2,241	—	—	2,241

Total Investments in Securities	$133,481	$1,120	$—	$134,601

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$77	$—	$—	$77

Total Other Financial Instruments	$77	$—	$—	$77

*	Future contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	39

SUMMARY SCHEDULE OF INVESTMENTS

International Equity Fund

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Australia — 2.9%
BHP Billiton	0.4%	48,441	$2,290
Newcrest Mining	0.5	67,441	2,853
Rio Tinto	0.2	14,993	1,302
Other Securities	1.8		9,352

			15,797

Austria — 0.3%
Other Securities	0.3		1,475

Belgium — 1.3%
InBev	0.6	53,173	3,204
Other Securities	0.7		3,971

			7,175

Brazil — 1.6%
Other Securities	1.6		8,679

Canada — 3.7%
Barrick Gold	0.4	49,352	2,357
Other Securities	3.3		18,092

			20,449

Chile — 0.2%
Other Securities	0.2		1,026

China — 1.1%
Other Securities	1.1		6,260

Denmark — 1.2%
Novo-Nordisk, Cl B	0.5	21,353	2,674
Other Securities	0.7		4,015

			6,689

Finland — 1.1%
Other Securities	1.1		6,081

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

France — 10.3%
AXA	0.7%	185,073	$3,948
BNP Paribas (A)	1.1	74,716	5,824
LVMH Moet Hennessy Louis Vuitton (A)	0.6	19,496	3,388
Sanofi-Aventis	1.3	87,546	6,925
Schneider Electric	0.7	24,030	3,959
Vinci	0.4	34,778	2,241
Other Securities	5.5		29,816

			56,101

Germany — 7.4%
Bayerische Motoren Werke (A)	0.4	27,621	2,441
Linde	0.8	25,596	4,326
SAP	0.4	37,782	2,345
Siemens	1.3	51,095	6,831
Other Securities	4.5		24,406

			40,349

Greece — 0.4%
Other Securities	0.4		2,060

Guernsey — 0.0%
Other Securities	0.0		8

Hong Kong — 2.3%
Other Securities	2.3		12,650

Indonesia — 0.1%
Other Securities	0.1		636

Ireland — 0.5%
Other Securities	0.5		3,235

Israel — 0.5%
Other Securities	0.5		2,760

Italy — 2.0%
Other Securities	2.0		10,976

Japan — 17.5%
Dai Nippon Printing	0.4	201,000	2,299
Fanuc	0.5	16,800	2,583
Honda Motor	0.9	125,500	4,774
JGC	0.5	95,000	2,536
KDDI	0.7	499	3,575
Seven & I Holdings	0.7	144,600	3,837
Sony Financial Holdings	0.4	123,000	2,241
Sumitomo Mitsui Financial Group	0.4	81,400	2,355
Toyota Motor	0.6	74,200	3,105
Yaskawa Electric	0.5	217,000	2,361
Other Securities	11.9		65,596

			95,262

Malaysia — 0.1%
Other Securities	0.1		746

40	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Mexico — 0.1%
Other Securities	0.1%		$695

Netherlands — 5.8%
Akzo Nobel	0.9	66,208	4,774
Randstad Holding	0.4	45,926	2,267
Reed Elsevier	0.6	248,622	3,340
Royal Dutch Shell, Cl A (GBP)	0.2	33,838	1,221
Royal Dutch Shell, Cl A (A)	0.3	47,367	1,687
Royal Dutch Shell, Cl B	0.3	45,365	1,642
Royal Dutch Shell ADR, Cl B (A)	0.3	17,621	1,274
Other Securities	2.8		15,616

			31,821

New Zealand — 0.5%
Telecom of New Zealand	0.5	1,387,175	2,761

Norway — 1.3%
DnB (A)	0.6	227,562	3,423
Statoil (A)	0.4	89,911	2,366
Other Securities	0.3		1,320

			7,109

Poland — 0.1%
Other Securities	0.1		571

Portugal — 0.1%
Other Securities	0.1		361

Russia — 0.1%
Other Securities	0.1		472

Singapore — 1.0%
Other Securities	1.0		5,512

South Africa — 0.9%
Other Securities	0.9		4,926

South Korea — 2.7%
Hyundai Mobis	0.4	6,405	2,247
KT&G	0.4	39,784	2,334
Samsung Electronics	0.4	3,026	2,529
Other Securities	1.5		7,800

			14,910

Spain — 1.8%
Other Securities	1.8		9,604

Sweden — 1.8%
Other Securities	1.8		9,538

Switzerland — 8.8%
Givaudan	0.8	4,152	4,574

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Nestle	0.9%	74,007	$4,751
Novartis	1.8	153,997	9,931
Roche Holding	0.8	25,155	4,424
Sulzer	0.5	13,069	2,366
UBS*	0.6	158,994	3,046
Xstrata	0.5	104,933	2,462
Other Securities	2.9		16,700

			48,254

Taiwan — 0.1%
Other Securities	0.1		446

United Kingdom — 15.8%
AstraZeneca	0.7	68,201	3,567
BG Group	0.7	157,178	3,639
British American Tobacco	0.7	78,297	3,508
Diageo	0.5	122,502	2,609
GlaxoSmithKline	0.7	175,407	3,811
Kingfisher	0.5	608,557	2,876
Rio Tinto	1.0	80,311	5,611
Rio Tinto ADR	0.2	16,400	1,150
Rolls-Royce Holdings	0.9	483,001	5,056
Vodafone Group	1.3	2,627,839	7,308
Other Securities	8.6		47,108

			86,243

United States — 0.5%
Other Securities	0.5		2,801

Total Common Stock (Cost $465,768) ($ Thousands)			524,438

PREFERRED STOCK — 0.4%

Germany — 0.4%
Other Securities	0.4		2,076

Total Preferred Stock (Cost $1,646) ($ Thousands)			2,076

WARRANT — 0.2%
Other Security	0.2		1,095

Total Warrant (Cost $887) ($ Thousands)			1,095

RIGHTS — 0.0%

Austria — 0.0%
Other Securities	0.0		—

France — 0.0%
Other Securities	0.0		—

Italy — 0.0%
Other Securities	0.0		50

SEI Institutional Investments Trust / Annual Report / May 31, 2011	41

SUMMARY SCHEDULE OF INVESTMENTS

International Equity Fund (Concluded)

May 31, 2011

Description	Percentage of Net Assets (%)	Shares/Face Amount (Thousands)	Market Value ($ Thousands)

Spain — 0.0%
Other Securities	0.0%		$4

Total Rights (Cost $—) ($ Thousands)			54

AFFILIATED PARTNERSHIP — 7.8%
SEI Liquidity Fund, L.P. 0.150†* (B)	7.8	43,510,408	42,696

Total Affiliated Partnership (Cost $43,510) ($ Thousands)			42,696

TIME DEPOSITS — 1.8%

United States — 1.8%
Brown Brothers Harriman
3.977%, 06/01/11	ZAR	5	1
3.866%, 06/01/11	AUD	9	10
1.600%, 06/01/11	NZD	—	—
1.405%, 06/01/11	NOK	54	10
0.932%, 06/01/11	SEK	79	13
0.430%, 06/01/11	EUR	23	33
0.231%, 06/01/11	CAD	—	—
0.200%, 06/01/11	DKK	—	—
0.103%, 06/01/11	GBP	20	32
0.030%, 06/01/11	USD	9,497	9,497
0.010%, 06/01/11	JPY	2,778	34
0.010%, 06/01/11	SGD	—	—
0.005%, 06/01/11	CHF	107	125
0.005%, 06/01/11	HKD	82	11

Total Time Deposits (Cost $9,766) ($ Thousands)			9,766

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.050%†*	0.6	3,011,140	3,011

Total Cash Equivalent (Cost $3,011) ($ Thousands)			3,011

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		1,239

Total U.S. Treasury Obligations (Cost $1,239) ($ Thousands)			1,239

Total Investments — 106.9% (Cost $525,827) ($ Thousands)			$584,375

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	71	Jun-2011	$(4)
FTSE 100 Index	23	Jun-2011	6
Hang Seng Index	2	Jun-2011	15

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Nikkei 225 Index	4	Jun-2011	$(18)
SPI 200 Index	7	Jul-2011	(14)
Topix Index	17	Jun-2011	(15)

			$(30)

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $546,512 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $41,822 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2011 was 42,696 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian

NZD — New Zealand Dollar

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

USD— U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$524,438	$—	$—	$524,438
Preferred Stock	2,076	—	—	2,076
Warrant	—	1,095	—	1,095
Rights	54	—	—	54
Affiliated Partnership	—	42,696	—	42,696
Time Deposits	9,766	—	—	9,766
Cash Equivalent	3,011	—	—	3,011
U.S. Treasury Obligations	—	1,239	—	1,239

Total Investments in Securities	$539,345	$45,030	$—	$584,375

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(30)	$—	$—	$(30)

Total Other Financial Instruments	$(30)	$—	$—	$(30)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

42	SEI Institutional Investments Trust / Annual Report / May 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.7%

Argentina — 0.0%
Other Securities	0.0%		$1,908

Australia — 2.9%
BHP Billiton	0.5	583,423	27,577
Rio Tinto	0.4	207,398	18,011
Other Securities	2.0		101,584

			147,172

Austria — 0.1%
Other Securities	0.1		3,975

Belgium — 0.6%
Other Securities	0.6		30,430

Brazil — 5.5%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1.0	848,900	52,241
Cia Paranaense de Energia ADR (A)	0.6	1,207,300	32,054
Cia Vale do Rio Doce ADR, Cl B	0.6	965,296	31,140
Other Securities	3.3		164,685

			280,120

Canada — 6.0%
Other Securities	6.0		306,235

Chile — 0.6%
Other Securities	0.6		30,120

China — 3.5%
China Petroleum & Chemical, Cl H	0.4	22,604,600	22,670
Other Securities	3.1		157,332

			180,002

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Colombia — 0.0%
Other Securities	0.0%		$1,861

Cyprus — 0.0%
Other Securities	0.0		1,527

Denmark — 0.8%
Novo-Nordisk, Cl B	0.7	258,707	32,401
Other Securities	0.1		6,143

			38,544

Egypt — 0.1%
Other Securities	0.1		2,904

Finland — 0.5%
Other Securities	0.5		32,623

France — 5.5%
Air Liquide (A)	0.5	163,366	22,671
BNP Paribas (A)	0.8	549,008	42,794
France Telecom ADR (A)	0.6	1,236,800	28,335
LVMH Moet Hennessy Louis Vuitton (A)	0.6	161,490	28,068
Total (A)	0.6	520,408	29,948
Other Securities	2.4		131,222

			283,038

Germany — 6.2%
Fresenius Medical Care (A)	0.5	347,985	25,183
Infineon Technologies	0.5	2,258,892	26,113
SAP	1.0	788,593	48,941
Siemens	0.7	259,362	34,676
Other Securities	3.5		182,236

			317,149

Greece — 0.0%
Other Securities	0.0		1,424

Hong Kong — 4.1%
CNOOC	0.7	13,808,597	34,799
Hong Kong Exchanges and Clearing	0.4	1,059,500	23,745
Other Securities	3.0		153,134

			211,678

Hungary — 0.1%
Other Securities	0.1		2,898

India — 1.1%
Other Securities	1.1		58,429

Indonesia — 1.4%
Other Securities	1.4		71,557

SEI Institutional Investments Trust / Annual Report / May 31, 2011	43

SUMMARY SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund (Continued)

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Ireland — 0.5%
Other Securities	0.5%		$26,864

Israel — 1.0%
Teva Pharmaceutical Industries ADR	0.7	655,050	33,342
Other Securities	0.3		16,877

			50,219

Italy — 1.3%
Other Securities	1.3		66,697

Japan — 11.2%
Hitachi	0.8	6,909,600	39,464
KDDI	0.6	4,465	31,987
Komatsu	0.6	978,896	29,304
Mizuho Financial Group	0.5	14,086,200	22,194
Toyota Motor	0.5	587,847	24,602
Other Securities	8.2		427,171

			574,722

Kazakhstan — 0.0%
Other Securities	0.0		2,177

Malaysia — 0.2%
Other Securities	0.2		12,403

Mexico — 1.4%
Other Securities	1.4		70,559

Netherlands — 3.6%
ArcelorMittal	0.4	650,198	21,663
Royal Dutch Shell, Cl A (A)	0.7	932,714	33,214
Royal Dutch Shell, Cl A (GBP)	0.2	291,037	10,500
Royal Dutch Shell, Cl B	0.1	139,957	5,066
Royal Dutch Shell ADR, Cl A (A)	0.6	426,100	30,436
Other Securities	1.6		81,962

			182,841

New Zealand — 0.0%
Other Securities	0.0		2,280

Norway — 1.6%
Seadrill	0.7	1,008,002	36,300
Other Securities	0.9		44,920

			81,220

Pakistan — 0.0%
Other Securities	0.0		294

Poland — 0.5%
Other Securities	0.5		23,535

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Portugal — 0.3%
Other Securities	0.3%		$15,401

Russia — 1.2%
Other Securities	1.2		59,535

Singapore — 1.1%
Other Securities	1.1		54,427

South Africa — 1.0%
Sasol ADR (A)	0.6	590,100	31,641
Other Securities	0.4		19,098

			50,739

South Korea — 4.4%
Hyundai Motor	0.8	175,083	40,966
Samsung Electronics	0.5	28,238	23,603
SK Telecom ADR (A)	0.5	1,320,138	23,353
Other Securities	2.6		138,846

			226,768

Spain — 0.8%
Telefonica	0.5	1,026,466	24,902
Other Securities	0.3		16,705

			41,607

Sweden — 1.6%
Hennes & Mauritz, Cl B (A)	0.5	653,593	24,241
Other Securities	1.1		59,280

			83,521

Switzerland — 4.7%
Credit Suisse Group	0.8	904,290	38,826
Nestle	0.8	670,528	43,043
Novartis	0.6	493,108	31,799
Zurich Financial Services ADR	0.6	1,106,400	29,607
Other Securities	1.9		98,429

			241,704

Taiwan — 2.0%
High Tech Computer	0.7	861,632	36,682
Other Securities	1.3		63,954

			100,636

Thailand — 1.1%
Other Securities	1.1		57,736

Turkey — 0.7%
Other Securities	0.7		34,233

United Kingdom — 12.5%
AstraZeneca	0.5	527,451	27,586
AstraZeneca ADR(A)	0.6	582,600	30,528

44	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

BG Group	0.6%	1,270,462	$29,412
British American Tobacco	0.7	820,626	36,766
Diageo ADR	0.4	254,800	21,681
GlaxoSmithKline ADR (A)	0.6	747,000	32,464
Imperial Tobacco Group	0.9	1,205,717	43,184
Reckitt Benckiser Group	0.5	419,556	23,735
Rio Tinto	0.4	284,774	19,898
Rio Tinto ADR (A)	0.4	292,100	20,482
Standard Chartered	0.4	807,248	21,631
Tesco	0.5	3,946,687	27,222
Other Securities	6.0		304,706

			639,295

United States — 2.0%
Schlumberger	0.4	258,250	22,137
Other Securities	1.6		78,689

			100,826

Total Common Stock (Cost $4,172,173) ($ Thousands)			4,803,833

PREFERRED STOCK — 1.1%

Brazil — 0.1%
Other Securities	0.1		6,162

Germany — 1.0%
Volkswagen	0.6	162,468	28,822
Other Securities	0.4		21,840

			50,662

Total Preferred Stock (Cost $38,662) ($ Thousands)			56,824

EXCHANGE TRADED FUND — 0.0%

United States — 0.0%
Other Security	0.0		236

Total Exchange Traded Fund (Cost $189) ($ Thousands)			236

WARRANT — 0.0%
Other Securities	0.0		—

Total Warrant (Cost $—) ($ Thousands)			—

RIGHTS — 0.0%

Italy — 0.0%
Other Securities	0.0		394

Spain — 0.0%
Other Securities	0.0		29

Total Rights (Cost $—) ($ Thousands)			423

Description	Percentage of Net Assets (%)	Shares/Face Amount (Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 10.1%
SEI Liquidity Fund, L.P. 0.150†* (B)	10.1%	519,185,796	$516,462

Total Affiliated Partnership (Cost $519,186) ($ Thousands)			516,462

TIME DEPOSITS — 1.0%

United States — 1.0%
3.977%, 06/01/11	ZAR	1	—
3.866%, 06/01/11	AUD	—	—
1.405%, 06/01/11	NOK	1,705	316
0.932%, 06/01/11	SEK	823	133
0.430%, 06/01/11	EUR	5,293	7,609
0.231%, 06/01/11	CAD	1,921	1,983
0.200%, 06/01/11	DKK	1	—
0.103%, 06/01/11	GBP	354	583
0.030%, 06/01/11	USD	36,783	36,783
0.010%, 06/01/11	JPY	97,487	1,200
0.010%, 06/01/11	SGD	254	206
0.005%, 06/01/11	CHF	329	386
0.005%, 06/01/11	HKD	30,115	3,872

Total Time Deposits (Cost $53,071) ($ Thousands)			53,071

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.050%†*	2.1	110,138,628	110,139

Total Cash Equivalent (Cost $110,139) ($ Thousands)			110,139

U.S. TREASURY OBLIGATIONS — 0.2%
Other Securities	0.2		11,137

Total U.S. Treasury Obligations (Cost $11,136) ($ Thousands)			11,137

Total Investments — 108.2% (Cost $4,904,556) ($ Thousands)			$5,552,125

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,274	Jun-2011	$325
FTSE 100 Index	386	Jun-2011	439
Hang Seng Index	37	Jun-2011	200
Nikkei 225 Index	11	Jun-2011	(49)
S&P TSE 60 Index	125	Jun-2011	252
SPI 200 Index	118	Jul-2011	37
Topix Index	314	Jun-2011	229

			$1,433

SEI Institutional Investments Trust / Annual Report / May 31, 2011	45

SUMMARY SCHEDULE OF INVESTMENTS

World Equity Ex-US Fund (Concluded)

May 31, 2011

For the year ended May 31, 2011 the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $5,129,089 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $506,413 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2011 was $516,462 ($ Thousands)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,800,929	$2,904	$—	$4,803,833
Preferred Stock	56,824	—	—	56,824
Rights	423	—	—	423
Warrant	—	—	—	—
Exchange Traded Fund	236	—	—	236
Affiliated Partnership	—	516,462	—	516,462
Cash Equivalent	110,139	—	—	110,139
Time Deposits	53,071	—	—	53,071
U.S. Treasury Obligations	—	11,137	—	11,137

Total Investments in Securities	$5,021,622	$530,503	$—	$5,552,125

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,433	$—	$—	$1,433

Total Other Financial Instruments	$1,433	$—	$—	$1,433

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

46	SEI Institutional Investments Trust / Annual Report / May 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.4%

Australia — 3.4%
BHP Billiton	1.6%	18,927	$895
Rio Tinto	0.7	4,225	367
Other Securities	1.1		602

			1,864

Austria — 0.5%
Other Securities	0.5		255

Belgium — 0.3%
Other Securities	0.3		141

Brazil — 2.6%
Other Securities	2.6		1,412

Canada — 5.3%
Canadian National Railway	0.6	4,219	330
Potash Corp of Saskatchewan	0.8	8,160	462
Other Securities	3.9		2,118

			2,910

China — 3.5%
Industrial & Commercial Bank of China, Cl H	0.7	432,000	362
Other Securities	2.8		1,573

			1,935

Denmark — 1.8%
Novo-Nordisk, Cl B	1.1	4,987	624
Other Securities	0.7		344

			968

Finland — 0.7%
Other Securities	0.7		382

France — 7.0%
Air Liquide	0.8	3,002	417

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

BNP Paribas	1.5%	10,261	$800
Lafarge	0.7	5,158	356
LVMH Moet Hennessy Louis Vuitton	0.9	2,955	514
Sanofi-Aventis	0.8	5,426	429
Other Securities	2.3		1,330

			3,846

Germany — 8.2%
Allianz	1.0	3,742	517
BASF	0.9	5,030	465
Deutsche Bank	1.2	10,561	629
Fresenius Medical Care	1.1	8,211	594
SAP	1.3	11,167	693
Siemens	0.9	3,723	498
Volkswagen	0.2	528	88
Other Securities	1.6		1,030

			4,514

Greece — 0.0%
Other Securities	0.0		28

Hong Kong — 4.7%
CNOOC	0.7	157,000	396
Hong Kong Exchanges and Clearing	0.8	18,800	421
Other Securities	3.2		1,744

			2,561

Indonesia — 0.3%
Other Securities	0.3		152

Ireland — 0.4%
Other Securities	0.4		246

Israel — 1.2%
Teva Pharmaceutical Industries ADR	0.8	9,100	463
Other Securities	0.4		211

			674

Italy — 1.3%
Other Securities	1.3		725

Japan — 13.4%
Fanuc	0.8	2,700	415
Hitachi	0.6	58,000	331
KDDI	0.8	59	423
Komatsu	1.1	19,300	578
Mitsubishi UFJ Financial Group	1.1	132,400	611
Toyota Motor	0.8	10,672	447
Other Securities	8.2		4,551

			7,356

SEI Institutional Investments Trust / Annual Report / May 31, 2011	47

SUMMARY SCHEDULE OF INVESTMENTS

Screened World Equity Ex-US Fund (Concluded)

May 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Malaysia — 0.9%
Other Securities	0.9%		$492

Mexico — 1.7%
Other Securities	1.7		907

Netherlands — 2.2%
ArcelorMittal	0.7	11,522	384
ING Groep*	0.8	33,421	403
Other Securities	0.7		427

			1,214

New Zealand — 0.1%
Other Securities	0.1		75

Norway — 0.7%
Other Securities	0.7		375

Philippines — 0.0%
Other Securities	0.0		21

Poland — 1.2%
KGHM Polska Miedz	0.7	5,174	361
Other Securities	0.5		326

			687

Portugal — 0.0%
Other Securities	0.0		17

Russia — 0.1%
Other Securities	0.1		33

Singapore — 0.8%
Other Securities	0.8		420

South Africa — 0.2%
Other Securities	0.2		105

South Korea — 3.0%
Other Securities	3.0		1,670

Spain — 1.3%
Telefonica	0.8	18,015	437
Other Securities	0.5		254

			691

Sweden — 2.7%
Hennes & Mauritz, Cl B	0.8	12,098	449
Volvo, Cl B	0.7	21,488	388
Other Securities	1.2		635

			1,472

Switzerland — 4.7%
Credit Suisse Group	0.6	7,621	327
Nestle	1.6	13,535	869

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Novartis	1.0%	8,223	$530
Other Securities	1.5		847

			2,573

Taiwan — 2.4%
High Tech Computer	1.3	16,300	694
Other Securities	1.1		646

			1,340

Thailand — 0.5%
Other Securities	0.5		283

Turkey — 0.6%
Other Securities	0.6		314

United Kingdom — 15.4%
AstraZeneca	0.8	8,111	424
BG Group	1.1	25,564	592
BHP Billiton	0.7	9,619	380
British American Tobacco	1.3	16,375	734
Carnival	0.7	10,053	404
HSBC Holdings	0.8	40,573	424
Imperial Tobacco Group	0.6	9,059	324
Kingfisher	0.6	72,474	342
Pearson	0.7	19,369	364
Reckitt Benckiser Group	0.8	7,573	428
Rio Tinto	1.0	7,620	532
Standard Chartered	0.7	14,364	385
Tesco	0.9	72,888	503
Other Securities	4.7		2,585

			8,421

United States — 1.3%
Other Securities	1.3		689

Total Common Stock (Cost $45,463) ($ Thousands)			51,768

PREFERRED STOCK — 1.1%

Brazil — 0.1%
Other Securities	0.1		60

Germany — 1.0%
Volkswagen	0.9	2,842	504
Other Securities	0.1		39

			543

Total Preferred Stock (Cost $353) ($ Thousands)			603

RIGHTS — 0.0%

Austria — 0.0%
Other Securities	0.0		—

48	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Percentage of Net Assets (%)	Shares/Face Amount (Thousands)	Market Value ($ Thousands)

Italy — 0.0%
Other Securities	0.0%		$5

Spain — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			5

TIME DEPOSITS — 2.3%

United States — 2.3%
Brown Brothers Harriman
3.866%, 06/01/11	AUD	50	53
1.600%, 06/01/11	NZD	2	1
1.405%, 06/01/11	NOK	50	9
0.932%, 06/01/11	SEK	601	97
0.430%, 06/01/11	EUR	108	155
0.231%, 06/01/11	CAD	20	21
0.200%, 06/01/11	DKK	78	15
0.103%, 06/01/11	GBP	45	75
0.030%, 06/01/11	USD	653	653
0.010%, 06/01/11	JPY	4,836	60
0.010%, 06/01/11	SGD	89	72
0.005%, 06/01/11	CHF	23	27
0.005%, 06/01/11	HKD	122	16

Total Time Deposits (Cost $1,254) ($ Thousands)			1,254

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%†**	0.7	368,990	369

Total Cash Equivalent (Cost $369) ($ Thousands)			369

U.S. TREASURY OBLIGATION (A) — 0.4%
Other Security	0.4		250

Total U.S. Treasury Obligation (Cost $250) ($ Thousands)			250

Total Investments — 98.9% (Cost $47,689) ($ Thousands)			$54,249

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	8	Jun-2011	$10
FTSE 100 Index	2	Jun-2011	5
Hang Seng Index	1	Jun-2011	—
SPI 200 Index	1	Jul-2011	5
Topix Index	2	Jun-2011	(1)

			$19

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $54,844 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (See Note 5).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

USD — U.S. Dollar

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$51,768	$—	$—	$51,768
Preferred Stock	603	—	—	603
Rights	5	—	—	5
Time Deposits	1,254	—	—	1,254
Cash Equivalent	369	—	—	369
U.S. Treasury Obligation	—	250	—	250

Total Investments in Securities	$53,999	$250	$—	$54,249

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$19	$—	$—	$19

Total Other Financial Instruments	$19	$—	$—	$19

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	49

SCHEDULE OF INVESTMENTS

Enhanced LIBOR Opportunities Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 25.3%
Advanstar Communications First Lien
2.560%, 06/02/14	$525	$449
Advantage Sales & Marketing (A)
0.000%, 12/18/17	500	501
Advantage Sales & Marketing 2nd Lien
9.250%, 06/18/18	550	560
Advantage Sales & Marketing Term Loan
5.250%, 12/17/17	500	501
Affinion Group Holdings
5.000%, 10/08/16	495	495
Alliant Insurance Service Term Loan
3.307%, 08/21/14	667	658
Allison Transmission
2.960%, 08/07/14	666	661
American Rock Salt Term Loan B
5.500%, 04/19/17	800	805
Ameristar Casinos Term Loan B
4.000%, 04/14/18	175	176
0.000%, 04/11/18 (A)	500	501
Aramark Facility
0.093%, 01/26/14	27	27
Aramark US Term Loan
2.182%, 01/26/14	341	336
Asurion LLC 1st Lien (A)
0.000%, 06/10/18	500	505
Asurion LLC 2nd Lien (A)
0.000%, 06/10/19	1,000	1,010
Atlantic Broadband Finance LLC Tranche B
4.000%, 02/24/16	486	488
Avaya
3.005%, 10/26/14	166	160
Avaya Term B-3 Loan
4.755%, 10/26/17	333	324
Avaya Term Loan B3 (A)
0.000%, 10/26/14	500	487

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Biomet Dollar Term Loan
3.308%, 03/25/15	$311	$309
3.194%, 03/25/15	103	103
3.191%, 03/25/15	17	17
Black Press US Partnership Term B-1 Tranche
2.254%, 08/02/13	515	492
Black Press US Partnership Term B-2 Tranche
2.254%, 08/02/13	313	299
Blount International
5.500%, 07/29/16	448	447
Bresnan Broadband Term Loan
4.500%, 12/14/17	499	501
Burlington Coat Factory Term B Loan
6.250%, 02/10/17	539	539
Calpine Term Loan
4.500%, 04/01/18	300	301
Cannery Casino
4.443%, 05/20/13	108	107
Cannery Casino 1st Lien Term Loan
4.443%, 05/17/13	131	129
CDW
3.948%, 10/12/14	290	289
Cedar Fair
4.000%, 12/15/16	550	552
Cengage Learning Holdco
2.440%, 06/28/14	887	826
Ceridian
3.191%, 11/08/14	499	484
Charter
2.190%, 03/15/14	2	2
Charter Communications Term Loan C
3.560%, 09/06/16	524	524
Cinemark USA
2.060%, 10/05/13	325	325
2.020%, 10/05/13	53	53
1.950%, 10/05/13	74	74
CIT Group
6.250%, 08/11/15	226	229
Citco Term Loan B (A)
0.000%, 05/24/18	450	449
City Center Holdings LLC Term Loan
7.500%, 01/31/15	100	101
0.000%, 01/31/15 (A)	700	705
Claire’s Stores
3.057%, 05/27/14	671	617
3.023%, 05/27/14	141	129
CMP Susquehanna Term Loan Tranche 1
2.250%, 05/05/13	776	764
CommScope Term Loan
5.000%, 01/14/18	300	301
Community Health Systems Delayed Draw Term Loan
2.561%, 07/25/14	29	28

50	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Community Health Systems Extended Term Loan
3.810%, 01/25/17	$288	$281
Community Health Systems Funded Term Loan
2.561%, 07/25/14	573	553
ConvaTec Dollar Term Loan
5.750%, 12/30/16	499	499
Cristal Inorganic Chemicals US
6.057%, 11/15/14	500	498
DAE Aviation Holdings Tranche B-1 Loan
5.280%, 07/31/14	369	369
0.000%, 07/31/14 (A)	153	153
DAE Aviation Holdings Tranche B-2 Loan
5.280%, 09/27/14	354	355
5.250%, 09/27/14	1	1
0.000%, 07/31/14 (A)	147	147
Del Monte Foods Term Loan
4.500%, 03/08/18	600	600
Delphi Tranche B
3.500%, 03/31/17	579	582
Dex Media West LLC
7.000%, 10/24/14	844	745
Dunkin Brands Term Loan
4.250%, 11/23/17	499	499
Dynegy Holdings
4.030%, 04/02/13	684	676
Emergency Medical Services Initial Term Loan
5.250%, 04/27/18	607	606
EquiPower Resource Holdings Term Loan B-1
5.750%, 01/26/18	500	502
Federal Mogul
2.148%, 12/29/14	379	364
2.138%, 12/29/14	72	69
2.127%, 12/29/14	4	3
Federal Mogul Term Loan C
2.148%, 12/28/15	26	25
2.138%, 12/28/15	204	196
2.127%, 12/28/15	2	2
Fidelity National Information Services
5.250%, 07/18/16	418	420
First Data Dollar Term Loan
4.195%, 03/24/18	636	593
First Data Term Loan B-3
2.945%, 09/24/14	68	63
0.000%, 09/24/14 (A)	657	614
Firth Rixson Facility B
4.807%, 12/18/15	250	241
Firth Rixson Facility C
5.307%, 12/20/16	250	242
Flextronics International Term A-2
2.441%, 10/01/14	260	258

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Flextronics International Term A-3
2.460%, 10/01/14	$303	$301
Ford Motor
2.950%, 12/15/15	119	119
Ford Motor Tranche 1
2.950%, 12/15/15	154	154
Ford Motor Tranche 2
2.950%, 12/15/15	21	21
Formula One (AlphaD2) Facility, Ser B1 (A)
0.000%, 12/31/13	286	278
Formula One (AlphaD2) Facility, Ser B2 (A)
0.000%, 12/31/13	214	209
Freescale Semiconductor Extended Term Loan
4.461%, 12/01/16	1,157	1,152
Gambro Holding Facility B2
2.445%, 06/05/14	6	6
Gambro Holding Facility C2
3.195%, 06/05/14	6	6
Global Cash Access Term Loan
7.000%, 02/01/16	543	547
Goodman Global
5.750%, 10/06/16	348	350
Graham Packaging
6.000%, 09/23/16	124	124
6.000%, 09/23/16	125	126
Graphic Packaging
3.054%, 05/16/14	9	9
Graphic Packaging International Incremental Term Loan
3.054%, 05/16/14	149	149
3.040%, 05/16/14	123	123
3.031%, 05/16/14	41	41
2.976%, 05/16/14	16	16
Harron Communications L.P. Term Loan B
5.250%, 10/05/17	700	702
HCA Tranche B Term Loan
2.557%, 11/18/13	858	854
Hertz
3.750%, 03/04/18	420	420
Hexion Specialty Chemical, Ser C-1
2.563%, 05/05/13	352	348
Hexion Specialty Chemical, Ser C-2
2.563%, 05/05/13	157	156
Hub International Delayed Draw Term Loan
2.807%, 06/13/14	90	89
Hub International Initial Term Loan
2.807%, 06/13/14	403	397
Iasis Healthcare Hybrid Term Loan
5.000%, 05/03/18	407	406
IMS Health
4.500%, 08/31/17	698	700

SEI Institutional Investments Trust / Annual Report / May 31, 2011	51

SCHEDULE OF INVESTMENTS

Enhanced LIBOR Opportunities Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Infor Enterprise Solutions
5.950%, 07/28/12	$419	$409
Infor Global Enterprise Solutions
6.441%, 03/02/14	27	24
Infor Global Enterprise Solutions Tranche 1
6.441%, 03/02/14	138	124
Infor Global Solutions
5.950%, 07/28/15	218	213
Infor Global Solutions Intermediate Holdings
6.441%, 03/02/14	305	274
Integra Telecom
9.500%, 04/07/15	282	283
9.250%, 04/07/15	284	284
Intelsat
3.285%, 02/01/14	450	440
Intelsat Jackson Holdings
5.250%, 04/03/18	304	306
Intersil Term Loan B
4.750%, 04/26/16	232	233
Inventiv Health
4.750%, 05/07/16	298	297
Inventiv Health Term Loan B (A)
0.000%, 08/04/16	700	698
Inventiv Health Term Loan B-1
4.750%, 08/04/16	43	43
Inventiv Health Unfunded (A)
0.000%, 08/04/16	87	—
J. Crew Term Loan
4.750%, 01/26/18	1,000	979
Knology Term Loan B
4.000%, 08/08/17	499	499
Lamar Media
4.000%, 10/01/16	332	333
Language Line Term Loan B
6.250%, 06/20/16	490	491
Live Nation Entertainment
4.500%, 10/20/16	248	248
Manitowoc Term Loan B
5.250%, 11/13/17	500	502
MedMedia USA Term Loan B
2.710%, 10/05/13	158	151
2.560%, 10/05/13	1	1
2.450%, 10/05/13	339	325
Meg Energy Initial Term Loan
4.000%, 03/18/18	650	651
Metro PCS Wireless Tranche B-3
4.000%, 03/19/18	1,000	997
NCI Building Systems Tranche B
8.000%, 04/18/14	667	664
Neiman Marcus Group Term Loan
4.750%, 05/10/18	491	487
Nelson Education
2.807%, 07/05/14	800	735

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nexstar Broadcasting Term Loan B
5.000%, 09/30/16	$450	$449
Nielsen Finance New Facility
2.206%, 12/31/17	594	592
NRG Holdings Letter of Credit
2.057%, 02/01/13	153	153
NRG Holdings Term Loan B
2.283%, 02/01/13	12	12
1.789%, 02/01/13	118	118
NXP BV
4.500%, 03/07/17	480	482
PACTIV US Term Loan (A)
4.250%, 02/09/18	42	42
Quantum Term Loan
3.807%, 07/11/14	1,000	992
Quebecor Media
2.278%, 01/17/13	392	390
Quintiles Transnational Term Loan B (A)
0.000%, 05/26/18	885	879
Raycom TV Broadcasting Term Loan B (A)
0.000%, 05/26/17	1,000	1,000
re/max International
5.500%, 04/16/16	462	462
Reable Therapeutics (DJO Finance) Term Loan B
3.191%, 05/20/14	355	353
Realogy Extended Synthetic Commitments
4.561%, 10/10/16	112	104
Realogy Extended Term Loan
4.518%, 10/10/16	826	767
Regal Cinemas Term Loan
3.557%, 08/23/17	599	598
Renal Advantage Holdings
5.750%, 11/12/16	468	470
Revel AC Term Loan B
9.000%, 02/17/17	820	801
Reynolds Group Holdings Term Loan (A)
0.000%, 02/09/18	153	153
0.000%, 02/26/18	700	700
Rock Tenn Term Loan B (A)
0.000%, 01/24/17	600	601
Roundys Supermarkets 2nd Lien
10.000%, 04/16/16	500	505
Roundys Supermarkets Extended Tranche B
5.500%, 11/03/13	18	18
3.702%, 11/03/13	186	186
3.695%, 11/03/13	280	280
3.691%, 11/03/13	11	11
Rovi Guides
5.250%, 02/07/18	3	3

52	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rovi Guides Term Loan B
5.250%, 02/07/18	$248	$249
Seaworld Parks & Entertainment Term Loan B
4.000%, 08/08/17	709	712
Sedgwick Claims Management
5.000%, 12/31/16	599	599
Sensata Technologies BV Term Loan
4.000%, 05/10/18	1,000	1,001
Sequa Term Loan
3.560%, 12/03/14	31	31
3.500%, 12/03/14	469	462
Smart Technologies
7.191%, 08/28/15	321	321
3.057%, 08/28/14	499	487
Solutia 1st Lien Term Loan
3.500%, 03/02/17	82	82
Star West Generation LLC Term Loan B
6.000%, 05/17/18	1,316	1,305
Sungard Data Systems
3.877%, 02/28/16	20	20
3.863%, 02/28/16	286	286
Sungard Data Systems Term
3.893%, 02/28/16	92	92
Sungard Data Systems Term Loan B
3.890%, 02/28/16	46	46
Supervalu
1.566%, 06/02/12	446	443
Syniverse Holdings
5.250%, 12/21/17	499	502
Telesat Canada Term I Loan
3.200%, 10/31/14	411	409
Telesat Canada Term II Loan
3.200%, 10/31/14	35	35
Texas Competitive Electric Holdings Extended Term Loan
4.768%, 10/10/17	84	67
4.706%, 10/10/17	80	63
Texas Competitive Electric Holdings Extended Term Loan B (A)
0.000%, 10/10/17	700	554
Texas Competitive Electric Holdings Term Loan
3.738%, 10/10/14	166	141
Transdigm Term Loan
4.000%, 02/14/17	499	500
TransUnion
4.750%, 02/26/18	600	602
TWCC Holding
4.250%, 02/11/17	499	501
U.S. Telepacific Term Loan
5.750%, 02/23/17	500	498
U.S. Telepacific Term Loan B (A)
0.000%, 02/10/17	500	498

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Surgical Partners (Delayed Draw)
2.240%, 04/19/14	$93	$91
United Surgical Partners International
2.280%, 04/19/14	236	232
2.200%, 04/19/14	251	246
2.200%, 04/21/14	111	109
United Surgical Partners, Ser B
0.000%, 04/19/14 (A)	407	399
Universal Healthcare
5.500%, 05/16/16	414	415
Univision Communications Extended Term Loan B
4.441%, 03/31/17	694	670
Univision Communications Term Loan B (A)
0.000%, 03/31/17	500	483
Vanguard Health Term Loan
5.000%, 01/15/16	396	396
0.000%, 01/15/16 (A)	700	700
Verint Systems Term Loan B
4.500%, 10/06/17	313	313
Walter Energy Term Loan B
4.000%, 04/02/18	500	501
Warner Chilcott LLC Term Loan B1
4.250%, 03/14/18	275	276
4.250%, 03/15/18	126	126

Waste Industries USA Term Loan B
4.750%, 03/16/17	700	701
Wide Open West Finance 1st Lien
2.698%, 06/30/14	534	520

Total Loan Participations (Cost $73,843) ($ Thousands)		74,795

CORPORATE OBLIGATIONS — 6.1%

Consumer Discretionary — 0.7%
Allison Transmission
7.125%, 05/15/19 (B)	231	230
Citadel Broadcasting
7.750%, 12/15/18 (B)	62	67
Hanesbrands
6.375%, 12/15/20	500	491
Macy’s Retail Holdings
5.350%, 03/15/12	100	103
Rent-A-Center
6.625%, 11/15/20 (B)	1,100	1,097

		1,988

Consumer Staples — 0.8%
American Renal Associates Holdings
8.375%, 05/15/18	250	261
Anheuser-Busch InBev Worldwide
7.200%, 01/15/14	100	114

SEI Institutional Investments Trust / Annual Report / May 31, 2011	53

SCHEDULE OF INVESTMENTS

Enhanced LIBOR Opportunities Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CDRT Merger Sub
8.125%, 06/01/19 (B)	$1,012	$1,021
Elizabeth Arden
7.375%, 03/15/21	100	105
PepsiCo
0.347%, 05/10/13 (C)	150	150
Reynolds Group Issuer
6.875%, 02/15/21 (B)	185	191
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (B)	450	462

		2,304

Energy — 0.3%
BP Capital Markets PLC
3.125%, 03/10/12	125	127
Canadian Natural Resources
5.700%, 05/15/17	150	173
Energy Transfer Equity
7.500%, 10/15/20	500	545

		845

Financials — 1.3%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	100	108
Bank of America MTN
1.693%, 01/30/14 (C)	200	202
Bank of Montreal MTN
0.743%, 04/29/14 (C)	125	125
BB&T
0.973%, 04/28/14 (C)	125	125
Capital One Financial MTN
5.700%, 09/15/11	150	152

Caterpillar Financial Services MTN
1.375%, 05/20/14	95	96
CIT Group
7.000%, 05/01/17	600	602
Citigroup
0.580%, 06/09/16 (C)	150	139
General Electric Capital MTN
1.138%, 05/09/16 (C)	150	150
Goldman Sachs Group
1.268%, 02/07/14 (C)	150	150
HSBC Bank
0.681%, 05/15/13 (B) (C)	200	200
JPMorgan Chase Capital XXI
1.223%, 02/02/37 (C)	250	213
Monumental Global Funding
0.478%, 01/15/14 (B) (C)	230	222
Morgan Stanley MTN
0.590%, 01/09/14 (C)	200	195
Prudential Financial MTN
5.100%, 12/14/11	150	153
Realogy
7.875%, 02/15/19 (B)	116	117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Reinsurance Group of America
5.625%, 03/15/17	$200	$216
Royal Bank of Canada MTN
0.575%, 04/17/14 (C)	125	125
Standard Chartered
1.214%, 05/12/14 (B) (C)	200	201
State Street
0.373%, 04/30/12 (C)	135	135
Unitrin
6.000%, 05/15/17	110	119

		3,745

Health Care — 0.3%
Alere
9.000%, 05/15/16	800	848
Express Scripts
5.250%, 06/15/12	100	104
Sanofi
0.618%, 03/28/14 (C)	75	76

		1,028

Industrials — 1.0%
Berry Plastics
5.028%, 02/15/15 (C)	460	455
Boart Longyear Management
7.000%, 04/01/21 (B)	1,250	1,302
Caterpillar
1.375%, 05/27/14	100	100
Continental Airlines
0.603%, 06/02/13 (C)	142	137
NXP BV
9.750%, 08/01/18 (B)	240	277
Packaging Dynamics
8.750%, 02/01/16 (B)	600	628

		2,899

Information Technology — 0.4%
Hewlett-Packard
0.654%, 05/30/14 (C)	175	175
iGate
9.000%, 05/01/16 (B)	800	822
Texas Instruments
0.434%, 05/15/13 (C)	150	150
Xerox
1.081%, 05/16/14 (C)	160	161

		1,308

Materials — 0.2%
E.I. du Pont de Nemours
0.728%, 03/25/14 (C)	70	70
Verso Paper Holdings LLC
11.500%, 07/01/14	607	659

		729

54	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 0.9%
Affinion Group
7.875%, 12/15/18 (B)	$550	$522
Cengage Learning Acquisitions
10.500%, 01/15/15 (B)	400	380
EH Holding
6.500%, 06/15/19 (B)	250	253
MetroPCS Wireless
6.625%, 11/15/20	400	399
New Cingular Wireless Services
8.125%, 05/01/12	175	187
Sinclair Television Group
8.375%, 10/15/18	500	534
Telecom Italia Capital
0.886%, 07/18/11 (C)	150	150
Vodafone Group PLC
0.535%, 02/27/12 (C)	150	150

		2,575

Utilities — 0.2%
Calpine
7.500%, 02/15/21 (B)	375	390
DTE Energy
0.970%, 06/03/13 (C)	76	76
Georgia Power
1.300%, 09/15/13	150	151

		617

Total Corporate Obligations (Cost $17,661) ($ Thousands)		18,038

MORTGAGE-BACKED SECURITIES — 2.8%

Agency Mortgage-Backed Obligations — 1.6%
FNMA
6.000%, 09/01/39 to 04/01/40	588	648
FNMA TBA
6.000%, 06/01/37	1,200	1,320
3.500%, 06/15/26	2,300	2,345
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.660%, 10/07/20 (C)	335	335
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.593%, 05/07/20 (C)	105	105

		4,753

Non-Agency Mortgage-Backed Obligations — 1.2%
American Tower Trust, Ser 2007-1A, Cl D
5.957%, 04/15/37 (B)	125	133
Banc of America Funding, Ser 2005-F, Cl 4A1
3.136%, 09/20/35 (C)	382	299

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2006-D, Cl 3A1
2.898%, 05/20/36 (C)	$298	$238
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.708%, 08/15/29 (B) (C)	119	114
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.880%, 02/25/35 (C)	163	142
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2006-1, Cl A1
2.520%, 02/25/36 (C)	287	260
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	5	5
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.298%, 12/15/20 (B) (C)	81	79
GMAC Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
3.010%, 04/19/36 (C)	327	241
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (B)	100	100
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
5.133%, 06/25/37 (C)	269	209
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.715%, 07/25/35 (C)	319	254
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-2, Cl 1A1
5.800%, 08/25/36 (C)	304	243
MortgageIT Trust, Ser 2005-4, Cl A1
0.474%, 10/25/35 (C)	317	222
Residential Funding Mortgage Securities, Ser 2005-SA5, Cl 2A
3.286%, 11/25/35 (C)	123	87
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR14, Cl 1A4
2.670%, 12/25/35 (C)	308	266
Wells Fargo Commercial Mortgage Trust, Ser 2011-C3, Cl A1
2.136%, 03/15/44	105	106
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.741%, 12/25/34 (C)	269	259
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.787%, 10/25/35 (C)	74	71

SEI Institutional Investments Trust / Annual Report / May 31, 2011	55

SCHEDULE OF INVESTMENTS

Enhanced LIBOR Opportunities Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
2.864%, 10/25/35 (C)	$107	$96
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A3
2.754%, 03/25/36 (C)	113	98

		3,522

Total Mortgage-Backed Securities (Cost $8,910) ($ Thousands)		8,275

ASSET-BACKED SECURITIES — 1.7%

Automotive — 0.8%
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/14 (B)	150	156
AmeriCredit Automobile Receivables Trust, Ser 2007-CM, Cl A4A
5.550%, 04/07/14	173	178
AmeriCredit Automobile Receivables Trust, Ser 2007-DF, Cl A4A
5.560%, 06/06/14	126	130
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	85	88
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	40	40
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (B)	184	185
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	60	60
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A4
5.210%, 03/17/14	87	88
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	100	103
CarMax Auto Owner Trust, Ser 2011-1, Cl A2
0.720%, 11/15/13	20	20
Ford Credit Auto Owner Trust, Ser 2007-A, Cl C
5.800%, 02/15/13	100	103
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A4
2.980%, 08/15/14	105	109
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	115	116

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl C
5.540%, 04/15/15	$105	$107
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	90	90
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (B)	100	104
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	196	198
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	95	95
Nissan Auto Receivables Owner Trust, Ser 2008-A, Cl A4
4.280%, 06/16/14	99	100
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	180	180
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	95	95
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	40	40
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	100	100

		2,485

Credit Cards — 0.3%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.378%, 09/15/16 (C)	145	144
Chase Issuance Trust, Ser 2005-C2, Cl C2
0.638%, 01/15/15 (C)	200	200
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.810%, 11/07/14 (C)	250	250
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.298%, 05/16/16 (B) (C)	250	253

		847

Mortgage Related Securities — 0.3%
Morgan Stanley Home Equity Loan Trust, Ser 2005-3, Cl M1
0.644%, 08/25/35 (C)	350	314
Morgan Stanley Home Equity Loan Trust, Ser 2005-4, Cl M1
0.604%, 09/25/35 (C)	370	189

56	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Option One Mortgage Loan Trust, Ser 2005-5, Cl M1
0.584%, 12/25/35 (C)	$470	$293
Residential Asset Securities, Ser 2005-KS12, Cl M1
0.634%, 01/25/36 (C)	375	200

		996

Other Asset-Backed Securities — 0.3%
CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	60	60
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	400	406
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.748%, 09/15/14 (C)	175	178
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	100	100

		744

Total Asset-Backed Securities (Cost $5,634) ($ Thousands)		5,072

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Inflation-Protected Securities
2.000%, 04/15/12	415	471
U.S. Treasury Notes
1.000%, 04/30/12	1,775	1,788
0.750%, 11/30/11	1,000	1,003

Total U.S. Treasury Obligations (Cost $3,262) ($ Thousands)		3,262

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FHLB
1.750%, 08/22/12	1,540	1,567
FNMA
1.000%, 11/23/11	1,000	1,004

Total U.S. Government Agency Obligations (Cost $2,570) ($ Thousands)		2,571

REPURCHASE AGREEMENT — 4.4%
BNP Paribas
0.140%, dated 05/31/11, to be repurchased on 06/01/11, repurchase price $12,900,050 (collateralized by various FNMA obligations, ranging in par value $197,031-$75,739,202, 4.500%-9.000%, 02/01/17-05/01/41; with total market value $13,158,000)	12,900	12,900

Total Repurchase Agreement (Cost $12,900) ($ Thousands)		12,900

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 8.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%†*	23,501,129	$23,501

Total Cash Equivalent (Cost $23,501) ($ Thousands)		23,501

AFFILIATED PARTNERSHIP — 52.6%
SEI LIBOR Plus Portfolio†	22,160,542	155,345

Total Affiliated Partnership (Cost $173,474) ($ Thousands)		155,345

Total Investments — 102.9% (Cost $321,755) ($ Thousands)		$303,759

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(22)	Sep-2011	$(20)
U.S. 2-Year Treasury Note	(5)	Sep-2011	(2)
U.S. 5-Year Treasury Note	13	Sep-2011	9
U.S. Long Treasury Bond	(2)	Sep-2011	(2)

			$(15)

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $295,277 ($ Thousands).

†	Investment in Affiliated Security (see Note 5).

*	The rate reported is the 7-day effective yield as of May 31, 2011.

(A)	Unsettled bank loan. Interest rate not available.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2011. The date reported is the final maturity date.

Cl — Class

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

Ser — Series

TBA — To Be Announced

SEI Institutional Investments Trust / Annual Report / May 31, 2011	57

SCHEDULE OF INVESTMENTS

Enhanced LIBOR Opportunities Fund (Concluded)

May 31, 2011

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$74,795	$—	$74,795
Corporate Obligations	—	18,038	—	18,038
Mortgage-Backed Securities	—	8,275	—	8,275
Asset-Backed Securities	—	5,072	—	5,072
U.S. Treasury Obligations	—	3,262	—	3,262
U.S. Government Agency Obligations	—	2,571	—	2,571
Repurchase Agreement	—	12,900	—	12,900
Cash Equivalent	23,501	—	—	23,501
Affiliated Partnership	155,345	—	—	155,345

Total Investments in Securities	$178,846	$124,913	$—	$303,759

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(15)	$—	$—	$(15)

Total Other Financial Instruments	$(15)	$—	$—	$(15)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

58	SEI Institutional Investments Trust / Annual Report / May 31, 2011

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 47.3%

Agency Mortgage-Backed Obligations — 37.2%
FHLB CMO, Ser 2007-1067, Cl 1
5.300%, 06/15/12	$589	$612
FHLMC TBA
5.000%, 07/15/41 to 08/15/41	5,073	5,369
4.500%, 06/11/39	40,700	42,226
3.500%, 06/15/26 to 06/01/41	23,760	23,878
FHLMC
11.000%, 02/17/21	1,579	1,763
10.000%, 03/17/26 to 10/01/30	3,152	3,713
7.500%, 08/01/30 to 09/01/38	2,476	2,882
7.000%, 11/01/15 to 09/01/25	140	160
6.500%, 06/01/17 to 12/01/36	10,555	11,883
6.000%, 05/01/17 to 10/01/38	48,539	53,720
5.625%, 11/23/35 (H)	1,620	1,718
5.500%, 12/01/13 to 12/01/37	35,591	39,190
5.125%, 11/17/17	5,000	5,792
5.000%, 07/15/14 to 06/01/41	60,149	65,097
4.500%, 02/01/41	51,563	53,884
4.000%, 10/01/33 to 01/01/41	69,643	70,377
3.500%, 12/01/25	11,196	11,437
1.750%, 09/10/15	7,030	7,094
0.230%, 12/01/11 (A)	6,610	6,607
0.210%, 07/06/11 (A)	14,530	14,527
0.120%, 01/10/12 (A)	660	660
0.115%, 06/17/11 (A)	8,100	8,100
FHLMC ARM (B)
6.630%, 08/01/36	1,462	1,519
6.613%, 07/01/36	751	781
6.589%, 08/01/36	550	574
6.485%, 09/01/36	4,983	5,296
6.481%, 11/01/37	349	375

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.463%, 10/01/36	$224	$236
6.441%, 12/01/36	600	645
6.429%, 11/01/37	8	8
6.405%, 02/01/37	471	506
6.325%, 12/01/36	1,082	1,136
6.315%, 03/01/37	390	412
6.308%, 10/01/36	1,454	1,525
6.282%, 02/01/37	1,319	1,392
6.253%, 09/01/36	437	460
6.211%, 05/01/37	690	735
6.181%, 09/01/36	408	438
6.178%, 01/01/37	1,579	1,669
6.165%, 12/01/36	400	421
6.161%, 12/01/36	822	869
6.154%, 10/01/36	1,057	1,107
6.121%, 06/01/37	339	367
6.078%, 09/01/36	1,125	1,181
6.060%, 11/01/36	1,643	1,778
6.047%, 10/01/37	1,760	1,841
6.027%, 12/01/36	1,215	1,289
6.012%, 04/01/37	302	323
6.007%, 02/01/37	239	254
6.004%, 11/01/36	942	1,009
5.994%, 10/01/37	1,933	2,097
5.992%, 04/01/37	1,249	1,323
5.990%, 03/01/37	892	946
5.979%, 06/01/38	2,277	2,464
5.960%, 05/01/37	3,544	3,765
5.941%, 11/01/36	232	246
5.937%, 01/01/37	479	518
5.932%, 06/01/36	1,306	1,404
5.916%, 07/01/37	556	603
5.888%, 03/01/37	228	247
5.879%, 05/01/36	820	861
5.872%, 05/01/37	256	271
5.850%, 12/01/36	1,678	1,813
5.826%, 08/01/37	964	1,030
5.822%, 11/01/38	527	570
5.819%, 11/01/36	586	619
5.769%, 04/01/38	284	301
5.759%, 05/01/37	260	277
5.756%, 07/01/38	2,516	2,724
5.721%, 05/01/37	1,847	1,954
5.698%, 03/01/36	1,273	1,373
5.673%, 06/01/37	796	860
5.657%, 03/01/36	685	739
5.638%, 04/01/37	621	661
5.603%, 04/01/37	218	231
5.601%, 05/01/36	504	535
5.592%, 05/01/37	573	608
5.560%, 10/01/38	586	632
5.542%, 05/01/36	1,233	1,311
5.488%, 08/01/37	2,084	2,222
5.433%, 10/01/36	1,959	2,053
5.279%, 05/01/38	847	898

SEI Institutional Investments Trust / Annual Report / May 31, 2011	59

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.228%, 05/01/37	$776	$818
5.180%, 11/01/36	721	761
5.126%, 01/01/36	2,799	2,989
5.055%, 07/01/36	1,193	1,270
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	20	23
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/21	302	340
FHLMC CMO, Ser 1993-1611, Cl Z
6.500%, 11/15/23	10,163	11,411
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	1,177	1,363
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/28	1,346	1,442
FHLMC CMO, Ser 1999-2138, Cl KS, IO
7.502%, 02/15/29 (B)	1,396	150
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/31	1,458	1,636
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/31	929	1,058
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/31	235	263
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/32	2,549	2,900
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/32	717	810
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/32	1,320	1,488
FHLMC CMO, Ser 2002-41, Cl 2A
6.976%, 07/25/32 (B)	824	939
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/42	1,113	1,315
FHLMC CMO, Ser 2002-48, Cl 1A
6.389%, 07/25/33 (B)	58	67
FHLMC CMO, Ser 2003-2551, Cl NS
14.120%, 01/15/33 (B)	752	878
FHLMC CMO, Ser 2003-2587, Cl CO, PO
0.000%, 03/15/32	503	496
FHLMC CMO, Ser 2003-2591, Cl QO
4.500%, 03/15/18	1,000	1,075
FHLMC CMO, Ser 2003-2631, Cl SA
14.487%, 06/15/33 (B)	592	697
FHLMC CMO, Ser 2003-2671, Cl S
14.395%, 09/15/33 (B)	575	673
FHLMC CMO, Ser 2003-2684, Cl SN
27.260%, 10/15/33 (B)	50	55
FHLMC CMO, Ser 2003-2690, Cl SJ
8.853%, 10/15/33 (B)	485	474
FHLMC CMO, Ser 2003-2691, Cl SE
9.260%, 12/15/28 (B)	202	206
FHLMC CMO, Ser 2003-2695, Cl SX
15.967%, 10/15/33 (B)	222	239

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-2695, Cl OB, PO
0.000%, 10/15/33	$186	$146
FHLMC CMO, Ser 2003-2698, Cl SV
8.703%, 11/15/33 (B)	147	142
FHLMC CMO, Ser 2003-2725, Cl SC
8.709%, 11/15/33 (B)	299	294
FHLMC CMO, Ser 2003-2725, Cl OP, PO
0.000%, 10/15/33	197	166
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/43	737	863
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/43	593	674
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/43	694	810
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	684	812
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/43	887	1,069
FHLMC CMO, Ser 2004-2727, Cl PW
3.570%, 06/15/29	92	94
FHLMC CMO, Ser 2004-2754, Cl JG
4.500%, 03/15/33	15	15
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/34	1,500	1,632
FHLMC CMO, Ser 2004-2777, Cl KO, PO
0.000%, 02/15/33	1,000	908
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/32	1,974	2,124
FHLMC CMO, Ser 2004-2812, Cl NO, PO
0.000%, 10/15/33	283	219
FHLMC CMO, Ser 2004-2827, Cl CS
15.955%, 04/15/32 (B)	68	73
FHLMC CMO, Ser 2004-2835, Cl BO, PO
0.000%, 12/15/28	310	292
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/33	2,000	2,223
FHLMC CMO, Ser 2004-2865, Cl GO, PO
0.000%, 10/15/33	43	43
FHLMC CMO, Ser 2004-2897, Cl EO, PO
0.000%, 10/15/31	112	111
FHLMC CMO, Ser 2004-2903, Cl UZ
5.500%, 07/15/31	176	181
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	890	1,058

60	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/44	$699	$803
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	949	1,126
FHLMC CMO, Ser 2005-2945, Cl SA
11.938%, 03/15/20 (B)	2,323	2,679
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/20	411	375
FHLMC CMO, Ser 2005-2981, Cl FA
0.598%, 05/15/35 (B)	725	722
FHLMC CMO, Ser 2005-2990, Cl LK
0.568%, 10/15/34 (B)	766	766
FHLMC CMO, Ser 2005-2991, Cl EG
5.500%, 11/15/34	1,446	1,529
FHLMC CMO, Ser 2005-3001, Cl HP
21.208%, 05/15/35 (B)	135	176
FHLMC CMO, Ser 2005-3006, Cl QS
19.626%, 07/15/35 (B)	739	944
FHLMC CMO, Ser 2005-3012, Cl GK
23.859%, 06/15/35 (B)	133	171
FHLMC CMO, Ser 2005-3028, Cl PG
5.500%, 09/15/35	315	338
FHLMC CMO, Ser 2005-3035, Cl PA
5.500%, 09/15/35	2,428	2,625
FHLMC CMO, Ser 2005-3049, Cl XF
0.548%, 05/15/33 (B)	899	898
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/35	571	510
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/36	944	820
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/36	2,054	2,321
FHLMC CMO, Ser 2006-3102, Cl FB
0.498%, 01/15/36 (B)	562	561
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/36	1,014	1,132
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/36	582	508
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/36	939	828
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/36	1,500	1,676
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/35	2,000	2,232
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/36	2,500	2,810
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/36	1,000	1,094

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.452%, 08/15/36 (B)	$1,150	$198
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.392%, 09/15/36 (B)	854	125
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.202%, 01/15/37 (B)	1,255	194
FHLMC CMO, Ser 2007-3312, Cl BP
5.500%, 01/15/31	300	315
FHLMC CMO, Ser 2007-3316, Cl GD
5.500%, 06/15/35	2,000	2,187
FHLMC CMO, Ser 2007-3342, Cl VG
6.000%, 11/15/23	1,000	1,118
FHLMC CMO, Ser 2007-3346, Cl FA
0.428%, 02/15/19 (B)	11,918	11,913
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/37	302	255
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.252%, 11/15/37 (B)	1,126	159
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.802%, 11/15/37 (B)	1,598	181
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.222%, 11/15/37 (B)	838	102
FHLMC CMO, Ser 2007-76, Cl 2A
3.785%, 10/25/37 (B)	1,405	1,429
FHLMC CMO, Ser 2008-3422, Cl SE
16.955%, 02/15/38 (B)	214	254
FHLMC CMO, Ser 2008-3437, Cl AI, IO
1.335%, 09/15/11	1,448	3
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.852%, 05/15/38 (B)	1,634	197
FHLMC CMO, Ser 2008-3455, Cl SE, IO
6.002%, 06/15/38 (B)	3,465	430
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	595	663
FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	1,003	1,063
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/37	820	710
FHLMC CMO, Ser 2009-3515, Cl PIM15, IO
5.500%, 07/15/37	1,133	145
FHLMC CMO, Ser 2009-3523, Cl SD
19.118%, 06/15/36 (B)	697	863

SEI Institutional Investments Trust / Annual Report / May 31, 2011	61

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3546, Cl A
6.123%, 02/15/39 (B)	$469	$505
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	2,249	2,367
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/36	788	682
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/39	743	631
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/36	700	552
FHLMC CMO, Ser 2009-3607, Cl BOPO, PO
0.000%, 04/15/36	500	394
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.052%, 12/15/39 (B)	3,164	385
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/34	634	535
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/40	702	589
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/30	11,949	12,698
FHLMC CMO, Ser 2010-3626, Cl MB
5.000%, 03/15/32	1,122	1,216
FHLMC CMO, Ser 2010-3631, Cl PA
4.000%, 02/15/40	4,392	4,562
FHLMC CMO, Ser 2010-3632, Cl PK
5.000%, 02/15/40	12,542	13,732
FHLMC CMO, Ser 2010-3632, Cl BS
16.840%, 02/15/40 (B)	400	500
FHLMC CMO, Ser 2010-3652, Cl AP
4.500%, 03/15/40	9,139	9,628
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/26	3,816	4,173
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/39	1,914	2,050
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/32	2,617	370
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/36	913	1,057
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	2,700	3,089
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/40	1,929	363

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3738, Cl BP
4.000%, 12/15/38	$500	$505
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/34	2,411	323
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.802%, 10/15/40 (B)	1,964	335
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/37	4,339	709
FHLMC CMO, Ser 2010-3754, Cl MB
4.000%, 01/15/39	7,500	7,577
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/35	2,919	418
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/37	2,444	375
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/37	1,952	340
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/29	2,967	501
FHLMC CMO, Ser 2011-3802, Cl LS, IO
4.533%, 01/15/40 (B)	4,806	354
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/18	2,824	3,051
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	2,849	2,968
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K007, Cl A1
3.342%, 12/25/19	2,748	2,830
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K008, Cl A1
2.746%, 12/25/19	3,500	3,514
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/20	5,985	6,179
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K013, Cl A2
3.974%, 01/25/21 (B)	3,363	3,423

62	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K006, Cl AX1, IO
1.231%, 01/25/20 (B)	$19,015	$1,265
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.414%, 04/25/20 (B)	5,499	415
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.843%, 06/25/20 (B)	5,726	579
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.686%, 08/25/20 (B)	6,377	583
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	1,214	1,356
FHLMC STRIPS CMO, Ser 1998-197, Cl PO, PO
0.000%, 04/01/28	739	623
FHLMC STRIPS CMO, Ser 2006-239, Cl S30, IO
7.502%, 08/15/36 (B)	3,743	550
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/23	792	852
FNMA
8.000%, 04/01/15 to 11/01/37	1,194	1,370
7.500%, 06/01/30 to 04/01/39	3,575	4,162
7.000%, 12/01/15 to 01/01/39	10,810	12,423
6.500%, 05/01/17 to 07/01/39	33,539	37,955
6.000%, 03/01/19 to 11/01/48	161,328	178,606
5.500%, 04/01/14 to 05/01/39	77,138	83,963
5.000%, 02/01/20 to 05/01/41	100,090	107,016
4.640%, 01/01/21	997	1,066
4.540%, 01/01/20	1,475	1,581
4.530%, 12/01/19	4,007	4,306
4.500%, 07/01/20 to 04/01/38	38,035	40,365
4.399%, 02/01/20	6,000	6,388
4.369%, 02/01/20	1,977	2,102
4.368%, 04/01/20	2,225	2,362
4.240%, 11/01/19	1,961	2,069
4.120%, 04/01/20	1,186	1,238
4.066%, 07/01/20	2,500	2,611
4.000%, 04/01/19 to 02/01/41	37,589	38,077
3.930%, 01/01/21	1,000	1,025
3.800%, 03/01/18	1,996	2,085
3.740%, 07/01/20	1,412	1,439
3.520%, 01/01/18	3,000	3,094
3.505%, 09/01/20	4,949	4,958
3.500%, 09/01/25 to 02/01/41	163,428	165,337
3.430%, 10/01/20	1,986	1,977

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.290%, 10/01/20	$1,000	$986
3.230%, 11/01/20	1,500	1,472
2.690%, 10/01/17	1,500	1,487
FNMA TBA
6.000%, 06/01/37 to 06/25/41	36,795	40,469
5.500%, 06/12/37 to 07/01/37	94,200	101,934
5.000%, 06/01/38 to 08/25/41	2,216	2,298
4.500%, 07/01/37 to 06/14/40	46,000	47,726
4.000%, 06/01/26 to 06/25/41	100,735	101,469
3.500%, 06/25/26 to 06/01/41	127,235	127,870
FNMA ARM (B)
6.631%, 09/01/36	389	409
6.546%, 01/01/37	794	847
6.308%, 09/01/37	113	120
6.293%, 09/01/36	299	313
6.284%, 10/01/36	404	436
6.277%, 02/01/37 to 09/01/37	5,525	6,000
6.227%, 11/01/37	1,010	1,067
6.220%, 10/01/36	486	510
6.200%, 08/01/36	328	355
6.171%, 09/01/36	1,164	1,254
6.147%, 06/01/36	1,289	1,372
6.124%, 12/01/36	622	674
6.089%, 08/01/36	476	506
6.074%, 07/01/37	391	418
6.064%, 11/01/37	597	646
6.043%, 10/01/37	775	839
6.042%, 09/01/37	324	351
6.038%, 10/01/37	285	308
6.034%, 09/01/37	753	804
6.028%, 01/01/37	963	1,040
6.020%, 07/01/37	650	704
5.977%, 04/01/37	878	952
5.968%, 07/01/36	620	654
5.957%, 01/01/37	1,292	1,398
5.935%, 03/01/37	750	812
5.924%, 07/01/37	1,063	1,127
5.922%, 10/01/36 to 04/01/37	1,095	1,162
5.918%, 06/01/36	614	646
5.900%, 10/01/36	1,772	1,873
5.889%, 07/01/37	1,154	1,251
5.879%, 09/01/37	484	523
5.878%, 02/01/37	639	692
5.854%, 11/01/36	978	1,033
5.850%, 12/01/36	1,402	1,477
5.841%, 03/01/37	6,471	6,962
5.745%, 02/01/37	856	906
5.705%, 05/01/37	2,287	2,424
5.696%, 01/01/23	873	946
5.689%, 10/01/37	532	575
5.684%, 11/01/36	692	731
5.645%, 05/01/36	421	444
5.563%, 06/01/36	1,419	1,494
5.529%, 02/01/39	1,506	1,625

SEI Institutional Investments Trust / Annual Report / May 31, 2011	63

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.500%, 07/01/37	$415	$442
5.416%, 11/01/37	501	532
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/21	239	273
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/22	767	941
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/22	892	1,094
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/22	607	703
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/22	1	1
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/23 (B)	278	311
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/23	1,211	1,351
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/23	1,489	1,706
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/24	996	1,122
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/24	903	1,049
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/27	700	808
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	1,354	1,481
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/23	272	249
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/41	779	900
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/16	1,153	1,243
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	553	625
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	3,344	3,844
FNMA CMO, Ser 2002-10, Cl SB
18.734%, 03/25/17 (B)	133	163
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	681	786
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/32	265	246
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/42	801	935
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	2,628	2,946
FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/23	1,000	1,097
FNMA CMO, Ser 2003-131, Cl SK
15.812%, 01/25/34 (B)	705	861
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/23	2,000	2,258

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2003-23, Cl Q0, PO
0.000%, 01/25/32	$470	$450
FNMA CMO, Ser 2003-23, Cl PG
5.500%, 01/25/32	1,023	1,072
FNMA CMO, Ser 2003-24, Cl MV
5.500%, 02/25/14	909	962
FNMA CMO, Ser 2003-30, Cl HS, IO
7.456%, 07/25/17 (B)	898	59
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	613	541
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/23	1,017	1,113
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/31	1,241	1,302
FNMA CMO, Ser 2003-92, Cl KH
5.000%, 03/25/32	1,817	1,960
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/20	2,500	2,784
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/34	1,086	1,146
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/34	698	617
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/32	284	262
FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/31	169	168
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/32	746	677
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/25	1,500	1,664
FNMA CMO, Ser 2005-106, Cl US
23.855%, 11/25/35 (B)	1,123	1,644
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/32	2,000	2,184
FNMA CMO, Ser 2005-123, Cl FG
0.644%, 07/25/34 (B)	493	489
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/20	1,250	1,338
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/19	997	1,040
FNMA CMO, Ser 2005-45, Cl BG
4.500%, 06/25/25	254	258
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	1,516	1,643
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	2,916	3,202
FNMA CMO, Ser 2005-64, Cl PL
5.500%, 07/25/35	1,720	1,896

64	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2005-72, Cl SB
16.390%, 08/25/35 (B)	$642	$770
FNMA CMO, Ser 2005-74, Cl SK
19.596%, 05/25/35 (B)	450	594
FNMA CMO, Ser 2005-74, Cl CS
19.487%, 05/25/35 (B)	587	775
FNMA CMO, Ser 2005-88, Cl QO, PO
0.000%, 11/25/33	105	104
FNMA CMO, Ser 2005-90, Cl ES
16.390%, 10/25/35 (B)	432	519
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/35	383	342
FNMA CMO, Ser 2005-97, Cl HC
5.000%, 02/25/32	1,750	1,877
FNMA CMO, Ser 2006-117, Cl GS, IO
6.456%, 12/25/36 (B)	1,013	161
FNMA CMO, Ser 2006-118, Cl A2
0.254%, 12/25/36 (B)	1,006	990
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/36	466	390
FNMA CMO, Ser 2006-23, Cl FK
0.444%, 04/25/36 (B)	527	525
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/36	578	504
FNMA CMO, Ser 2006-3, Cl D0, PO
0.000%, 03/25/36	601	504
FNMA CMO, Ser 2006-33, Cl LS
29.277%, 05/25/36 (B)	425	643
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	646	699
FNMA CMO, Ser 2006-44, Cl FP
0.594%, 06/25/36 (B)	700	701
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/33	403	347
FNMA CMO, Ser 2006-46, Cl SW
23.488%, 06/25/36 (B)	550	752
FNMA CMO, Ser 2006-56, Cl PF
0.544%, 07/25/36 (B)	889	889
FNMA CMO, Ser 2006-56, Cl OA, PO
0.000%, 10/25/24	1,000	944
FNMA CMO, Ser 2006-59, Cl CO, PO
0.000%, 08/25/35	72	69
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/36	1,056	892
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/35	686	617

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	$894	$1,023
FNMA CMO, Ser 2006-75, Cl VD
6.500%, 05/25/17	1,265	1,331
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	684	778
FNMA CMO, Ser 2006-90, Cl BE
6.000%, 04/25/35	2,000	2,235
FNMA CMO, Ser 2006-94, Cl GI, IO
6.456%, 10/25/26 (B)	1,713	252
FNMA CMO, Ser 2007-100, Cl SM, IO
6.256%, 10/25/37 (B)	2,760	377
FNMA CMO, Ser 2007-101, Cl A2
0.463%, 06/27/36 (B)	2,456	2,449
FNMA CMO, Ser 2007-112, Cl SA, IO
6.256%, 12/25/37 (B)	1,672	276
FNMA CMO, Ser 2007-114, Cl A6
0.394%, 10/27/37 (B)	1,600	1,589
FNMA CMO, Ser 2007-116, Cl HI, IO
6.418%, 01/25/38 (B)	2,120	182
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/35	4,567	5,087
FNMA CMO, Ser 2007-29, Cl SG
22.020%, 04/25/37 (B)	378	519
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	925	965
FNMA CMO, Ser 2007-43, Cl FL
0.494%, 05/25/37 (B)	423	422
FNMA CMO, Ser 2007-53, Cl SH, IO
5.906%, 06/25/37 (B)	2,055	243
FNMA CMO, Ser 2007-54, Cl FA
0.594%, 06/25/37 (B)	1,526	1,527
FNMA CMO, Ser 2007-60, Cl AX, IO
6.956%, 07/25/37 (B)	2,551	486
FNMA CMO, Ser 2007-65, Cl KI, IO
6.426%, 07/25/37 (B)	2,732	394
FNMA CMO, Ser 2007-72, Cl EK, IO
6.206%, 07/25/37 (B)	2,492	379
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/36	840	762
FNMA CMO, Ser 2007-79, Cl SB
23.305%, 08/25/37 (B)	205	279
FNMA CMO, Ser 2007-85, Cl SG
15.765%, 09/25/37 (B)	682	798
FNMA CMO, Ser 2007-92, Cl YS, IO
5.586%, 06/25/37 (B)	2,008	234
FNMA CMO, Ser 2008-1, Cl BI, IO
5.716%, 02/25/38 (B)	2,385	306
FNMA CMO, Ser 2008-20, Cl SA, IO
6.796%, 03/25/38 (B)	1,299	220

SEI Institutional Investments Trust / Annual Report / May 31, 2011	65

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2008-22, Cl IO, IO
6.236%, 03/25/37 (B)	$19,060	$2,663
FNMA CMO, Ser 2008-24, Cl PF
0.844%, 02/25/38 (B)	710	717
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/23	1,500	1,674
FNMA CMO, Ser 2008-32, Cl SA, IO
6.656%, 04/25/38 (B)	1,110	163
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (B)	2,222	22
FNMA CMO, Ser 2008-4, Cl SD, IO
5.806%, 02/25/38 (B)	3,782	508
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/23	3,500	3,892
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	643	717
FNMA CMO, Ser 2009-100, Cl PN
5.000%, 11/25/39	3,208	3,445
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39	1,078	1,144
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	6,112	6,779
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	3,749	3,920
FNMA CMO, Ser 2009-110, Cl DA
4.500%, 01/25/40	2,491	2,623
FNMA CMO, Ser 2009-17, Cl QS, IO
6.456%, 03/25/39 (B)	1,287	196
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	1,459	268
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	6,040	6,306
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/37	1,962	1,701
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	3,914	4,236
FNMA CMO, Ser 2009-84, Cl WS, IO
5.706%, 10/25/39 (B)	1,620	196
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37	10,781	9,181
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/37	1,347	1,126
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/14	2,682	216
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/39	1,232	228
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	1,933	1,977
FNMA CMO, Ser 2009-99, Cl SC, IO
5.967%, 12/25/39 (B)	1,832	224
FNMA CMO, Ser 2009-M1, Cl A2
4.287%, 07/25/19	3,868	4,075

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	$4,134	$4,242
FNMA CMO, Ser 2010-1, Cl WA
6.143%, 02/25/40 (B)	774	870
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/38	3,220	3,463
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/40	3,600	3,507
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/38	1,929	2,083
FNMA CMO, Ser 2010-135, Cl LM
4.000%, 12/25/40	600	627
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/39	1,468	1,561
FNMA CMO, Ser 2010-15, Cl KA
4.000%, 03/25/39	3,003	3,137
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40 (B)	827	939
FNMA CMO, Ser 2010-23, Cl KS, IO
6.906%, 02/25/40 (B)	2,000	279
FNMA CMO, Ser 2010-35, Cl SB, IO
6.207%, 04/25/40 (B)	2,527	289
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/35	727	640
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/38	1,000	1,060
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	5,732	6,030
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	1,726	1,848
FNMA CMO, Ser 2010-68, Cl SA, IO
4.806%, 07/25/40 (B)	3,782	503
FNMA CMO, Ser 2010-9, Cl MB
5.000%, 05/25/32	927	1,006
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	1,374	1,456
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (B)	8,896	9,331
FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/51 (B)	1,793	1,951
FNMA CMO, Ser 2011-30, Cl LS, IO
4.771%, 04/25/41 (B)	4,706	387
FNMA CMO, Ser 2011-43, Cl WA
5.899%, 05/25/51 (B)	1,972	2,127
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	5,415	5,642
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/30	1,078	1,226
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	2,438	2,810
FNMA Grantor Trust CMO, Ser 2001-T7, Cl A1
7.500%, 02/25/41	641	759

66	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Grantor Trust CMO, Ser 2002-T16, Cl A3
7.500%, 07/25/42	$533	$615
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	717	822
FNMA Grantor Trust CMO, Ser 2002-T3, Cl B
5.763%, 12/25/11	727	745
FNMA Grantor Trust CMO, Ser 2002-T6, Cl A2
7.500%, 10/25/41	962	1,150
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	923	1,079
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/24	694	605
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/01/32	842	171
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/33	1,369	296
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.500%, 12/25/42 (B)	993	1,161
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/33	917	1,018
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/42	1,636	1,776
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/42	815	922
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	667	798
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	1,037	1,208
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/34	2,000	2,188
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	1,082	1,249
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/44	938	1,052
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.433%, 03/25/45 (B)	1,538	1,528

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	$377	$446
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.414%, 02/25/36 (B)	681	676
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.454%, 11/25/46 (B)	1,552	1,544
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
38.016%, 07/25/37 (B)	85	126
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/49	2,184	2,435
GNMA
9.500%, 12/15/20	8	10
7.500%, 10/15/37 to 09/20/38	1,506	1,746
7.000%, 04/15/26 to 06/15/35	4,318	4,981
6.500%, 01/15/24 to 02/15/39	13,731	15,635
6.000%, 12/15/23 to 09/15/34	16,799	18,815
5.000%, 07/20/40 to 11/20/40	7,760	8,421
4.000%, 04/20/26 to 05/20/26	5,446	5,736
3.500%, 09/20/40 to 03/20/41	19,233	18,885
GNMA TBA
6.000%, 06/01/34	2,200	2,431
5.500%, 06/20/37	2,500	2,753
5.000%, 06/15/40	5,400	5,851
4.500%, 07/01/35 to 06/15/39	99,400	104,878
4.000%, 06/15/26 to 06/01/39	23,466	24,247
3.500%, 06/15/41 to 07/20/41 (B)	49,425	48,440
3.000%, 07/20/41	2,726	2,562
GNMA ARM (B)
4.000%, 04/20/41 to 05/20/41	10,261	10,781
3.500%, 05/20/41 to 05/20/41	4,356	4,509
1.710%, 01/20/60	1,477	1,508
GNMA CMO, Ser 2001-18, Cl WH
31.753%, 04/20/31	121	200
GNMA CMO, Ser 2001-22, Cl PS
20.496%, 03/17/31 (B)	901	1,278
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	1,995	2,255
GNMA CMO, Ser 2002-23, Cl SD
20.415%, 04/16/32 (B)	1,284	1,805
GNMA CMO, Ser 2002-51, Cl SG
31.652%, 04/20/31 (B)	109	180
GNMA CMO, Ser 2002-57, Cl SB
109.530%, 08/16/32	89	286
GNMA CMO, Ser 2002-69, Cl SC
16.069%, 02/20/32 (B)	272	315
GNMA CMO, Ser 2003-60, Cl GS
12.087%, 05/16/33 (B)	178	200
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/33	4,747	5,384

SEI Institutional Investments Trust / Annual Report / May 31, 2011	67

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	$1,162	$1,291
GNMA CMO, Ser 2003-97, Cl SA, IO
6.352%, 11/16/33 (B)	644	117
GNMA CMO, Ser 2004-28, Cl SV
8.804%, 04/20/34 (B)	1,515	1,669
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/34	264	252
GNMA CMO, Ser 2004-34, Cl CS
19.406%, 02/20/34 (B)	78	106
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (B)	402	382
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/33	158	147
GNMA CMO, Ser 2004-87, Cl SB
7.446%, 03/17/33 (B)	319	328
GNMA CMO, Ser 2005-13, Cl SD, IO
6.604%, 02/20/35 (B)	915	159
GNMA CMO, Ser 2005-3, Cl SB, IO
5.904%, 01/20/35 (B)	1,712	250
GNMA CMO, Ser 2005-7, Cl JM
16.287%, 05/18/34 (B)	335	405
GNMA CMO, Ser 2005-78, Cl A
5.000%, 07/16/33	12,648	13,742
GNMA CMO, Ser 2005-81, Cl SD, IO
6.104%, 12/20/34 (B)	1,605	183
GNMA CMO, Ser 2005-82, Cl NS, IO
6.104%, 07/20/34 (B)	1,012	142
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	1,000	1,121
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/36	201	178
GNMA CMO, Ser 2006-38, Cl SG, IO
6.454%, 09/20/33 (B)	3,390	338
GNMA CMO, Ser 2006-38, Cl SW, IO
6.304%, 06/20/36 (B)	1,628	208
GNMA CMO, Ser 2006-47, Cl SA, IO
6.602%, 08/16/36 (B)	2,458	429
GNMA CMO, Ser 2007-17, Cl AF
0.398%, 04/16/37 (B)	871	865
GNMA CMO, Ser 2007-26, Cl SW, IO
6.004%, 05/20/37 (B)	3,124	417
GNMA CMO, Ser 2007-27, Cl SD, IO
6.004%, 05/20/37 (B)	1,074	146
GNMA CMO, Ser 2007-42, Cl SB, IO
6.554%, 07/20/37 (B)	1,495	206
GNMA CMO, Ser 2007-45, Cl QA, IO
6.444%, 07/20/37 (B)	991	133

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-72, Cl USIO, IO
6.354%, 11/20/37 (B)	$1,175	$157
GNMA CMO, Ser 2007-78, Cl SA, IO
6.332%, 12/16/37 (B)	14,171	2,069
GNMA CMO, Ser 2007-81, Cl SP, IO
6.454%, 12/20/37 (B)	1,447	188
GNMA CMO, Ser 2007-82, Cl SA, IO
6.334%, 12/20/37 (B)	945	126
GNMA CMO, Ser 2007-9, Cl CI, IO
6.004%, 03/20/37 (B)	1,220	145
GNMA CMO, Ser 2008-10, Cl S, IO
5.634%, 02/20/38 (B)	1,699	213
GNMA CMO, Ser 2008-2, Cl MS, IO
6.962%, 01/16/38 (B)	1,063	143
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/33	463	422
GNMA CMO, Ser 2008-33, Cl XS, IO
7.502%, 04/16/38 (B)	689	93
GNMA CMO, Ser 2008-55, Cl SA, IO
6.004%, 06/20/38 (B)	1,665	212
GNMA CMO, Ser 2008-60, Cl SH, IO
5.952%, 07/16/38 (B)	879	128
GNMA CMO, Ser 2008-95, Cl DS, IO
7.104%, 12/20/38 (B)	2,538	397
GNMA CMO, Ser 2009-10, Cl ST, IO
6.252%, 03/16/34 (B)	979	113
GNMA CMO, Ser 2009-102, Cl SM, IO
6.202%, 06/16/39 (B)	3,670	424
GNMA CMO, Ser 2009-106, Cl AS, IO
6.202%, 11/16/39 (B)	2,321	322
GNMA CMO, Ser 2009-106, Cl KS, IO
6.204%, 11/20/39 (B)	25,198	3,602
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	925	149
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/39	45	7
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/37	1,456	251
GNMA CMO, Ser 2009-22, Cl SA, IO
6.074%, 04/20/39 (B)	2,543	294
GNMA CMO, Ser 2009-24, Cl DS, IO
6.104%, 03/20/39 (B)	1,569	174
GNMA CMO, Ser 2009-25, Cl SE, IO
7.404%, 09/20/38 (B)	982	143
GNMA CMO, Ser 2009-31, Cl TS, IO
6.104%, 03/20/39 (B)	2,575	306
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/39	422	75
GNMA CMO, Ser 2009-35, Cl SP, IO
6.202%, 05/16/37 (B)	2,186	270

68	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/37 (B)	$2,472	$68
GNMA CMO, Ser 2009-42, Cl SC, IO
5.884%, 06/20/39 (B)	897	120
GNMA CMO, Ser 2009-43, Cl SA, IO
5.754%, 06/20/39 (B)	2,316	276
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,299	1,447
GNMA CMO, Ser 2009-6, Cl SH, IO
5.844%, 02/20/39 (B)	1,911	230
GNMA CMO, Ser 2009-61, Cl WQ, IO
6.052%, 11/16/35 (B)	2,554	387
GNMA CMO, Ser 2009-65, Cl TS, IO
6.204%, 12/20/38 (B)	3,312	418
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	1,104	174
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/39	2,245	2,528
GNMA CMO, Ser 2009-67, Cl SA, IO
5.852%, 08/16/39 (B)	2,405	310
GNMA CMO, Ser 2009-72, Cl SM, IO
6.052%, 08/16/39 (B)	3,076	415
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/19	1,044	1,143
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/37	1,551	1,385
GNMA CMO, Ser 2009-83, Cl TS, IO
5.904%, 08/20/39 (B)	2,230	293
GNMA CMO, Ser 2009-87, Cl KI, IO
6.104%, 09/20/35 (B)	1,083	129
GNMA CMO, Ser 2009-87, Cl TS, IO
5.904%, 07/20/35 (B)	2,331	335
GNMA CMO, Ser 2009-87, Cl SI, IO
6.554%, 02/20/35 (B)	1,193	184
GNMA CMO, Ser 2010-113, Cl SM, IO
5.854%, 09/20/40 (B)	2,028	358
GNMA CMO, Ser 2010-14, Cl SC, IO
4.556%, 08/20/35 (B)	2,140	280
GNMA CMO, Ser 2010-14, Cl SA, IO
7.804%, 12/20/32 (B)	1,158	174
GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/35	800	726
GNMA CMO, Ser 2010-14, Cl SH, IO
5.802%, 02/16/40 (B)	1,250	198
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/35	425	326
GNMA CMO, Ser 2010-14, Cl EO, PO
0.000%, 06/16/33	438	410

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-14, Cl QP
6.000%, 12/20/39	$1,631	$1,774
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/32	772	718
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/37	4,885	793
GNMA CMO, Ser 2010-151, Cl SA, IO
5.854%, 11/20/40 (B)	3,579	659
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/40	1,478	1,162
GNMA CMO, Ser 2010-167, Cl US, IO
6.434%, 11/20/38 (B)	1,056	192
GNMA CMO, Ser 2010-3, Cl MS, IO
6.354%, 11/20/38 (B)	3,101	561
GNMA CMO, Ser 2010-39, Cl SP, IO
6.354%, 11/20/38 (B)	454	81
GNMA CMO, Ser 2010-4, Cl NS, IO
6.192%, 01/16/40 (B)	30,886	3,952
GNMA CMO, Ser 2010-47, Cl VS, IO
6.052%, 11/16/37 (B)	1,793	255
GNMA CMO, Ser 2010-47, Cl PX, IO
6.504%, 06/20/37 (B)	4,388	630
GNMA CMO, Ser 2010-47, Cl XN, IO
6.352%, 04/16/34 (B)	1,859	179
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/39	2,900	3,037
GNMA CMO, Ser 2010-68, Cl SD, IO
6.384%, 06/20/40 (B)	4,570	829
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/38	895	970
GNMA CMO, Ser 2010-85, Cl HS, IO
6.454%, 01/20/40 (B)	2,107	390
GNMA CMO, Ser 2010-87, Cl SK, IO
6.302%, 07/16/40 (B)	3,359	511
GNMA CMO, Ser 2010-91, Cl SI, IO
6.374%, 07/20/40 (B)	1,764	346
GNMA CMO, Ser 2010-H10, Cl FC
1.213%, 05/20/60 (B)	5,334	5,372
GNMA CMO, Ser 2010-H26, Cl LF
0.546%, 08/20/58 (B)	7,396	7,377
GNMA CMO, Ser 2011-40, Cl SA, IO
5.932%, 02/16/36 (B)	4,432	677
GNMA CMO, Ser 2011-H09, Cl AF
0.696%, 03/20/61 (B)	1,792	1,787
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.586%, 12/07/20 (B)	279	280
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/20	190	191

SEI Institutional Investments Trust / Annual Report / May 31, 2011	69

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	$7,061	$7,150
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.659%, 10/07/20 (B)	12,832	12,848
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.710%, 11/05/20 (B)	3,115	3,114
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.610%, 11/06/17 (B)	5,797	5,799
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.764%, 12/08/20 (B)	960	965
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/20	511	510

		2,513,484

Non-Agency Mortgage-Backed Obligations — 10.1%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.448%, 02/02/37 (B) (C)	1,000	945
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (B) (C)	900	914
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (B) (C)	1,500	1,525
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (B) (C)	1,325	1,352
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.650%, 03/25/58 (B) (C)	804	830
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.226%, 11/25/46 (B)	1,465	687
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.319%, 03/25/47 (B)	12,227	7,244
Americold LLC Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/29 (C)	3,468	3,570
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.371%, 05/24/36 (B) (C)	400	402
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.397%, 05/24/36 (B) (C)	774	791
ASG Resecuritization Trust, Ser 2009-3, Cl A65
5.594%, 03/26/37 (B) (C)	1,733	1,735

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/37 (C)	$1,382	$1,409
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.459%, 10/28/36 (B) (C)	667	647
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.562%, 11/28/35 (B) (C)	578	557
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	709	709
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	369	369
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/33	531	548
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	848	866
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	729	746
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	547	553
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	485	496
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
5.832%, 11/25/21 (B)	234	227
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.763%, 04/25/37 (B)	449	352
Banc of America Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	681	703
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl A4
6.186%, 06/11/35	5,599	5,688
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/35	916	937
Banc of America Commercial Mortgage, Ser 2003-1, Cl A1
3.878%, 09/11/36	1,042	1,046
Banc of America Commercial Mortgage, Ser 2004-6, Cl A5
4.811%, 12/10/42	2,013	2,153
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	895	905

70	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (B)	$6,060	$6,565
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	1,050	1,080
Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	4,794	5,145
Banc of America Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/45	1,897	2,040
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (B)	300	328
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/45 (B)	500	546
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	4,045	4,462
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/46	800	882
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	150	163
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	5,688	6,138
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/34	544	559
Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	280	280
Banc of America Funding, Ser 2004-C, Cl 1A1
5.019%, 12/20/34 (B)	340	340
Banc of America Funding, Ser 2005-B, Cl 2A1
2.879%, 04/20/35 (B)	4,230	3,341
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/35 (B) (C)	940	986
Banc of America Funding, Ser 2010-R5, Cl 5A6
0.510%, 05/26/37 (B) (C)	1,308	1,270
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/33	1,000	1,022
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.744%, 05/25/18 (B)	295	284

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.644%, 08/25/18 (B)	$314	$300
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.883%, 06/25/33 (B)	362	345
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	327	333
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	1,000	1,025
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A23
4.500%, 04/25/34	15	15
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	275	281
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/32	216	228
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (C)	1,390	1,391
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (B) (C)	319	324
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/37 (B) (C)	1,313	1,366
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (C)	1,009	1,024
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/36 (B) (C)	936	940
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.190%, 04/26/37 (B) (C)	1,042	1,035
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (B) (C)	543	539
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
5.109%, 07/26/45 (B) (C)	1,721	1,714
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
1.006%, 02/26/47 (B) (C)	565	545
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.027%, 04/26/35 (B) (C)	624	629
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.013%, 01/26/36 (B) (C)	678	656

SEI Institutional Investments Trust / Annual Report / May 31, 2011	71

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.447%, 05/26/36	$1,384	$1,261
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.274%, 05/25/34 (B)	1,727	1,623
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.138%, 05/25/34 (B)	380	391
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.340%, 08/25/35 (B)	546	518
Bear Stearns Alt-A Trust, Ser 2005-2, Cl 2A4
2.745%, 04/25/35 (B)	240	189
Bear Stearns Asset Backed Securities Trust, Ser 2006-AC1, Cl 1A1
5.750%, 02/25/36	2,118	1,614
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	3	3
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	2,045	2,047
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	454	468
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (B)	326	330
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	1,375	1,394
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.191%, 06/11/41 (B) (C)	14,975	234
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.296%, 10/12/42 (B)	7,280	7,961
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.620%, 03/11/39 (B)	300	332
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.705%, 04/12/38 (B)	4,110	4,574
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/41	300	331
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A3
5.736%, 06/11/50	2,640	2,813

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.644%, 01/25/34 (B)	$144	$143
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/18	223	192
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.944%, 12/25/35 (B)	13,166	10,653
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.487%, 02/25/37 (B)	291	292
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.887%, 02/25/37 (B)	385	383
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.846%, 07/25/37 (B)	612	573
Citicorp Mortgage Securities, Ser 2003-6, Cl 1A2
4.500%, 05/25/33	77	77
Citicorp Mortgage Securities, Ser 2004-4, Cl A4
5.500%, 06/25/34	724	755
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (B)	440	454
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.074%, 08/25/34 (B)	530	542
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/35	501	499
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
5.310%, 11/25/38 (B)	1,219	1,213
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.715%, 09/25/33 (B) (C)	761	748
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/37 (B) (C)	1,000	1,019
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/36 (C)	1,491	1,561
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.740%, 02/25/35 (B) (C)	425	423
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.293%, 02/25/47 (B) (C)	926	905
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.384%, 04/25/41	987	903

72	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup, Ser 2005-CD1, Cl AM
5.396%, 07/15/44 (B)	$1,769	$1,848
Citigroup, Ser 2006-CD2, Cl X, IO
0.108%, 01/15/46 (B) (C)	90,684	230
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	674	710
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (C)	2,500	2,569
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	33	33
Commercial Mortgage Pass-Through Certificates, Ser 2004-LB4A, Cl A5
4.840%, 10/15/37	3,951	4,208
Commercial Mortgage Pass-Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/43 (B)	600	652
Commercial Mortgage Pass-Through Certificates, Ser 2006-C8, Cl A4
5.306%, 12/10/46	4,322	4,654
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	2,323	2,399
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/34	2,079	2,026
Countrywide Alternative Loan Trust, Ser 2004-32CB, Cl 2A3, IO
4.906%, 02/25/35 (B)	36,659	3,671
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	279	286
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/31	328	263
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl
6.500%, 11/25/31	1,056	1,066
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.406%, 08/25/35 (B)	908	471
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 2A1
1.656%, 08/25/35 (B)	3,868	2,310
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.503%, 11/20/35 (B)	5,144	3,110
Countrywide Alternative Loan Trust, Ser 2005-72, Cl A1
0.464%, 01/25/36 (B)	2,617	1,678
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl
5.250%, 09/25/33	581	587

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	$880	$864
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
3.025%, 12/25/33 (B)	567	503
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	1,468	1,520
Countrywide Home Loan Mortgage Pass-Through Trust, Ser , Cl 4A3
9.522%, 08/25/18 (B)	140	147
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.936%, 09/25/34 (B)	79	49
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/34	827	862
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	1,137	1,172
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl
5.250%, 12/25/27	775	690
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl
0.594%, 09/25/35 (B) (C)	5,457	4,815
Credit Suisse First Boston Mortgage Securities, Ser 2001-CKN5, Cl
5.435%, 09/15/34	142	142
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl
5.183%, 11/15/36	981	924
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl
5.603%, 07/15/35	6,696	6,925
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	2,521	2,617
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/33	704	730
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	1,180	1,231

SEI Institutional Investments Trust / Annual Report / May 31, 2011	73

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	$527	$540
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	292	311
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (B)	1,571	1,637
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl B
4.723%, 03/15/35	875	908
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/34	825	873
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/34	856	897
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.594%, 06/25/34 (B)	779	758
Credit Suisse First Boston Mortgage Securities, Ser 2005-4, Cl 3A24
18.167%, 06/25/35 (B)	279	281
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	1,440	1,481
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	2,974	3,188
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	1,691	1,752
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.847%, 03/15/39 (B)	1,991	2,186
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	3,212	3,456
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (C)	492	494
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.248%, 06/28/47 (B) (C)	881	871
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
4.500%, 09/26/46 (B) (C)	688	677
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/37 (B) (C)	389	394
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/50 (B) (C)	400	383

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/37 (C)	$1,180	$1,185
Credit Suisse Mortgage Capital Certificates, Ser 2011-1R, Cl A1
1.248%, 02/27/47 (B) (C)	1,846	1,848
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
5.653%, 07/28/36 (B) (C)	1,000	942
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	825	887
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (C)	3,839	3,970
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A2
4.528%, 11/10/46 (C)	2,008	2,092
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.588%, 02/25/20 (B)	343	348
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.343%, 04/26/37 (B) (C)	534	510
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.461%, 06/28/47 (B) (C)	692	692
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (C)	4,886	5,117
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.597%, 11/19/44 (B)	1,983	735
DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1A
1.232%, 03/19/46 (B)	379	209
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (C)	1,347	1,355
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/20 (C)	1,402	1,428
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.796%, 02/25/48 (B) (C)	5,757	5,766
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	1,075	1,084
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	789	802
GE Capital Commercial Mortgage, Ser 2003-C1, Cl A4
4.819%, 01/10/38	3,610	3,771

74	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Commercial Mortgage, Ser 2005-C1, Cl AJ
4.826%, 06/10/48 (B)	$1,000	$1,016
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/49	1,000	1,076
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	147	146
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	404	404
GMAC Commercial Mortgage Securities, Ser 2002-C3, Cl A2
4.930%, 07/10/39	445	462
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.670%, 05/10/40 (B)	654	685
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	760	812
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (B)	1,526	1,651
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/45 (B)	700	760
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (B)	769	787
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.404%, 10/19/33 (B)	1,784	1,762
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	632	634
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	1,158	1,156
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/35	784	812
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	404	409
GMAC Mortgage Loan Trust, Ser 2005-AR5, Cl 3A1
3.370%, 09/19/35 (B)	195	169
GMAC Mortgage Loan Trust, Ser 2010-1, Cl A
4.250%, 07/25/40 (C)	101	102
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (B) (D)	7,150	7,729

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (B)	$1,051	$1,062
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/42 (B)	220	224
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	4,640	5,039
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.078%, 07/10/38 (B) (D)	19,722	21,989
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	7,000	7,581
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 08/05/18 (B) (C)	203	204
GS Mortgage Securities II, Ser 2005-GG4, Cl A4
4.761%, 07/10/39	901	955
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	4,344	4,518
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (B)	9,207	10,036
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.858%, 11/10/39 (B) (C)	12,337	300
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (C)	1,912	1,990
GS Mortgage Securities II, Ser 2011-GC3, Cl A2
3.645%, 03/10/44 (C)	2,016	2,074
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (B) (C)	5	5
GSMPS Mortgage Loan Trust, Ser 2006-RP2, Cl 1AF1
0.594%, 04/25/36 (B) (C)	1,969	1,641
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	729	765
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A3
5.500%, 06/25/35	231	232
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.694%, 06/25/35 (B)	458	446
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	125	119

SEI Institutional Investments Trust / Annual Report / May 31, 2011	75

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Impac CMB Trust, Ser 2005-4, Cl 2A1
0.494%, 05/25/35 (B)	$523	$471
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/51 (C)	4,674	4,682
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	763	794
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.544%, 05/25/36 (B)	642	548
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.544%, 08/25/36 (B)	1,987	1,708
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
5.855%, 11/25/37 (B)	1,610	1,311
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (B)	11,300	4,583
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (B)	851	851
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB3, Cl A3
6.465%, 11/15/35	806	812
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C1, Cl A3
5.376%, 07/12/37	951	980
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (B)	403	418
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl C
6.450%, 05/12/34 (B)	1,347	1,379
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	747	758
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	307	312
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (B)	1,217	1,296

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A2
5.108%, 06/12/41 (B)	$816	$816
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	1,426	1,517
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl AJ
5.357%, 08/12/37 (B)	700	721
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	616	635
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (B)	1,167	1,257
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.112%, 06/12/43 (B)	56,566	408
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/45	500	546
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	5,391	5,813
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	855	889
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/51	2,300	2,513
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl ASB
6.005%, 06/15/49 (B)	1,839	1,967
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (C)	3,698	4,112
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (C)	5,409	5,645
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (C)	3,880	3,872

76	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32 (C)	$1,115	$1,112
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A4
4.717%, 02/16/46 (C)	1,437	1,499
JPMorgan Chase Commercial Mortgage, Ser 2002-C2, Cl A2
5.050%, 12/12/34	1,313	1,363
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl C
7.971%, 08/15/32 (B)	142	142
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
3.308%, 06/25/34 (B)	2,499	2,443
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
4.261%, 07/25/34 (B)	188	188
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
4.537%, 09/25/34 (B)	234	235
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.784%, 12/25/34 (B)	1,457	1,455
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
4.784%, 12/25/34 (B)	11,500	11,234
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.016%, 02/25/35 (B)	1,000	964
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A1
4.485%, 02/25/35 (B)	286	290
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.298%, 04/25/35 (B)	360	353
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.925%, 08/25/34 (B)	1,819	1,775
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.687%, 04/25/36 (B)	13,400	10,892
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.714%, 05/25/36 (B)	13,724	12,083
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.989%, 08/25/34 (B)	817	742
JPMorgan Re-REMIC, Ser 2009-6, Cl 4A1
5.979%, 09/26/36 (B) (C)	661	682

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Re-REMIC, Ser 2010-4, Cl 7A1
4.291%, 08/26/35 (B) (C)	$525	$519
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.131%, 07/15/44 (B)	844	896
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	778	802
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	423	430
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	853	893
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A4
4.742%, 02/15/30	863	924
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	2,624	2,680
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	350	381
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.161%, 02/15/41 (B) (C)	26,401	266
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.078%, 06/15/38 (B)	450	503
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	272	282
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	420	448
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (B)	2,427	2,629
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	3,363	3,569
LVII Resecuritization Trust, Ser 2009-1, Cl A1
5.955%, 11/27/37 (B) (C)	2	2
LVII Resecuritization Trust, Ser 2009-2, Cl A4
3.000%, 09/27/37 (B) (C)	1,000	995
LVII Resecuritization Trust, Ser 2009-2, Cl A3
3.000%, 09/27/37 (B) (C)	270	268
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.897%, 11/21/34 (B)	1,585	1,524

SEI Institutional Investments Trust / Annual Report / May 31, 2011	77

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.897%, 11/21/34 (B)	$11,650	$10,923
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.897%, 11/21/34 (B)	623	623
Master Adjustable Rate Mortgages Trust, Ser 2007-3, Cl 12A1
0.394%, 05/25/47 (B)	15,284	8,382
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/34	1,914	1,961
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (C)	3,305	3,195
Master Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.544%, 05/25/35 (B) (C)	642	513
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.554%, 07/25/35 (B) (C)	1,466	1,190
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/35 (C)	399	260
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	514	515
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/36	793	605
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	139	141
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	528	554
MASTR Asset Securitization Trust, Ser 2004-10, Cl SA1
0.594%, 11/25/34 (B)	31	31
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.842%, 07/25/33 (B)	223	223
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.543%, 02/25/34 (B)	208	204
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.226%, 02/25/34 (B)	3,086	3,044
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.750%, 08/25/34 (B)	416	409
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (B)	1,069	1,098
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.397%, 11/12/37 (B)	1,507	1,660

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.509%, 01/12/44 (B)	$480	$475
Merrill Lynch Mortgage Trust, Ser 2005-MKB2, Cl A4
5.204%, 09/12/42 (B)	2,186	2,366
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
2.008%, 02/25/36 (B)	426	344
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.854%, 05/12/39 (B)	505	563
Merrill Lynch, Ser 2006-4, Cl XC, IO
0.222%, 12/12/49 (B) (C)	19,252	258
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	16,900	18,228
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/51 (B)	3,700	3,990
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-8, Cl A3
6.164%, 08/12/49 (B)	50	55
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.710%, 04/25/29 (B)	382	349
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.102%, 05/25/29 (B)	530	525
MLCC Mortgage Investors, Ser 2004-D, Cl A2
0.825%, 08/25/29 (B)	457	423
MLCC Mortgage Investors, Ser 2005-1, Cl 2A1
2.201%, 04/25/35 (B)	73	68
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	375	383
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/45	637	657
Morgan Stanley Capital I, Ser 2004-T15, Cl A3
5.030%, 06/13/41	475	487
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	418	434
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	3,780	4,100
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.350%, 11/14/42 (B)	394	408

78	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/47	$6,030	$6,557
Morgan Stanley Capital I, Ser 2006-HQ8, Cl AM
5.643%, 03/12/44 (B)	902	958
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/44 (B)	4,155	4,606
Morgan Stanley Capital I, Ser 2006-IQ12, Cl ANM
5.310%, 12/15/43	2,188	2,197
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (B)	11,485	12,539
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.983%, 08/12/41 (B)	4,440	4,999
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	812	835
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/49	3,036	3,346
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.795%, 06/11/42 (B)	300	337
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	418	418
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	680	701
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	721	753
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	1,060	1,111
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.651%, 04/25/34 (B)	805	816
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.304%, 02/25/47 (B)	294	253
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl A1
3.000%, 07/17/56	506	506
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/40 (C)	1,300	1,384
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.876%, 05/25/36 (B)	672	644

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nomura Asset Securities, Ser 1998-D6, Cl A2
7.273%, 03/15/30 (B)	$2,754	$2,977
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/34	336	354
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/34	106	80
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/35 (C)	2,669	2,349
RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/21 (C)	870	874
RBSSP Resecuritization Trust, Ser 2010-4, Cl 12A1
4.500%, 03/26/21 (C)	706	708
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (B) (C)	1,000	994
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/33	609	600
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	462	476
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/33	492	500
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/34	1,462	1,279
Residential Accredit Loans, Ser 2005-QO2, Cl A1
1.666%, 09/25/45 (B)	1,045	647
Residential Accredit Loans, Ser 2006-QO8, Cl 1A1A
0.284%, 10/25/46 (B)	152	151
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	852	862
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/31	1,403	1,399
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	572	584
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.744%, 12/25/34 (B)	1,679	1,595
Residential Funding Mortgage Securities I, Ser 2003-S4, Cl A4
5.750%, 03/25/33	614	646

SEI Institutional Investments Trust / Annual Report / May 31, 2011	79

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl C
7.727%, 07/18/33 (B)	$197	$196
Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 11/13/36	1,365	1,374
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	152	154
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.216%, 09/25/33 (B)	814	803
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.780%, 01/20/35 (B)	904	769
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (B)	742	749
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (B)	843	843
Station Place Securitization Trust, Ser 2010-1, Cl A
1.213%, 12/20/42 (B) (C)	1,500	1,500
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.514%, 10/25/35 (B)	4,908	3,332
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.527%, 10/19/34 (B)	319	287
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.394%, 10/25/36 (B)	5,986	3,750
Structured Asset Securities, Ser 2003-16, Cl A3
0.694%, 06/25/33 (B)	950	910
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.561%, 10/25/33 (B)	10,461	9,799
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.206%, 11/25/33 (B)	245	254
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	935	952
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.024%, 12/25/33 (B)	348	357

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	$1,000	$989
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.514%, 09/25/43 (B)	794	750
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.983%, 08/15/39 (B)	2,500	2,740
US Bank National Mortgage Association, Ser 2007-1, Cl A
5.920%, 05/25/12	3,619	3,785
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	2,579	2,969
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	375	384
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	239	240
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	870	880
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.095%, 06/15/45 (B) (C)	84,691	230
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.522%, 01/25/33 (B)	347	324
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.624%, 10/25/33 (B)	579	568
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.695%, 06/25/33 (B)	561	560
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.673%, 08/25/33 (B)	502	493
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.716%, 08/25/33 (B)	300	297
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.715%, 09/25/33 (B)	1,060	1,027
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.780%, 09/25/33 (B)	358	352

80	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	$376	$383
WaMu Mortgage Pass-Through Certificates, Ser 2003-S11, Cl 2A5
16.465%, 11/25/33 (B)	573	603
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	440	456
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.929%, 06/25/33 (B)	142	160
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	2,232	2,324
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.648%, 06/25/34 (B)	291	285
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.243%, 06/25/34 (B)	381	374
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	660	688
WaMu Mortgage Pass-Through Certificates, Ser 2004-S1, Cl 1A3
0.613%, 03/25/34 (B)	244	236
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	731	730
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.484%, 10/25/45 (B)	3,747	3,113
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.474%, 11/25/45 (B)	5,840	4,487
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
2.591%, 12/25/35 (B)	13,585	11,051
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.484%, 12/25/45 (B)	5,563	4,295
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.376%, 01/25/46 (B)	3,119	1,143
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.984%, 10/25/46 (B)	1,443	1,073

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
5.416%, 11/25/36 (B)	$441	$339
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A
1.146%, 11/25/46 (B)	2,915	1,970
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
1.146%, 11/25/46 (B)	1,681	424
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
2.984%, 11/25/46 (B)	1,906	631
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.116%, 12/25/46 (B)	586	203
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.984%, 12/25/46 (B)	659	479
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
1.276%, 06/25/46 (B)	1,253	622
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl A1B
1.226%, 09/25/46 (B)	909	40
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl 2A
1.286%, 07/25/46 (B)	1,135	729
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
5.424%, 02/25/37 (B)	5,815	4,171
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl 1A
1.056%, 06/25/47 (B)	11,835	7,856
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
1.116%, 07/25/47 (B)	12,264	7,794
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/35	756	128
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/33	191	199
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/33	269	196

SEI Institutional Investments Trust / Annual Report / May 31, 2011	81

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/33	$458	$367
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	1,625	1,678
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-C, Cl A6
2.656%, 02/25/33 (B)	685	676
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.423%, 10/25/33 (B)	195	197
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.451%, 11/25/33 (B)	1,002	996
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
4.917%, 02/25/34 (B)	673	691
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A8
4.871%, 05/25/34 (B)	385	386
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (B)	165	168
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.845%, 12/25/34 (B)	868	833
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.947%, 12/25/34 (B)	406	407
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.845%, 12/25/34 (B)	578	577
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.947%, 12/25/34 (B)	271	266
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.880%, 07/25/34 (B)	855	821
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.909%, 09/25/34 (B)	564	550

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.858%, 10/25/34 (B)	$604	$603
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.858%, 10/25/34 (B)	755	748
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/20	403	415
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-13, Cl A1
5.000%, 11/25/20	425	444
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.367%, 08/25/35 (B)	695	694
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.827%, 06/25/35 (B)	1,084	1,057
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
2.905%, 05/25/35 (B)	331	322
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.689%, 11/25/36 (B)	851	801
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.859%, 08/25/34 (B)	464	472
WF-RBS Commercial Mortgage Trust, Ser 2011-C3
4.529%, 04/01/41	600	606

		685,317

Total Mortgage-Backed Securities (Cost $3,139,574) ($ Thousands)		3,198,801

CORPORATE OBLIGATIONS — 23.8%

Consumer Discretionary — 1.1%
CBS
8.875%, 05/15/19	125	161
7.875%, 07/30/30	160	194
5.750%, 04/15/20	92	101
Comcast
6.500%, 01/15/15	3,635	4,174
6.500%, 01/15/17 (D)	7,565	8,835
6.450%, 03/15/37 (D)	200	217

82	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.650%, 06/15/35	$230	$228
4.950%, 06/15/16	4,125	4,531
Comcast Cable Communications
8.375%, 03/15/13	3,542	3,985
CVS
5.789%, 01/10/26 (C)	1,861	1,933
CVS Lease Pass-Through
6.036%, 12/10/28 (C)	3,737	4,010
5.880%, 01/10/28 (C)	170	177
DaimlerChrysler
7.300%, 01/15/12 (D)	2,515	2,618
6.500%, 11/15/13	460	516
Gap
5.950%, 04/12/21	5,320	5,215
Historic TW
9.150%, 02/01/23	500	673
Johnson Controls
4.250%, 03/01/21	265	270
Kohl’s
6.250%, 12/15/17 (D)	255	301
Lowe’s MTN
7.110%, 05/15/37	400	500
Macy’s Retail Holdings
6.375%, 03/15/37	970	1,033
McDonald’s MTN
5.350%, 03/01/18	2,350	2,696
Newell Rubbermaid
4.700%, 08/15/20	176	179
Staples
9.750%, 01/15/14	305	365
Target
7.000%, 01/15/38	135	166
4.000%, 06/15/13	355	378
Thomson Reuters
5.950%, 07/15/13 (D)	1,405	1,545
4.700%, 10/15/19	250	267
Time Warner
7.625%, 04/15/31	4,830	5,825
6.250%, 03/29/41	2,932	3,064
4.750%, 03/29/21	140	143
4.700%, 01/15/21	890	909
Time Warner Cable
8.750%, 02/14/19	3,320	4,248
8.250%, 04/01/19 (D)	3,235	4,047
7.300%, 07/01/38	400	465
6.750%, 07/01/18 (D)	120	140
6.550%, 05/01/37	3,426	3,646
5.875%, 11/15/40 (D)	2,320	2,291
5.850%, 05/01/17	1,230	1,376
4.125%, 02/15/21	470	453
Time Warner Entertainment
8.375%, 07/15/33	100	129
United Business Media
5.750%, 11/03/20 (C)	1,070	1,071

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volkswagen International Finance
1.625%, 08/12/13 (C)	$100	$101
Wal-Mart Stores
5.800%, 02/15/18	1,990	2,307

		75,483

Consumer Staples — 1.0%
Altria Group
10.200%, 02/06/39	1,470	2,182
9.250%, 08/06/19	2,300	3,038
4.750%, 05/05/21	4,490	4,536
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	7,700	9,830
7.200%, 01/15/14	100	115
5.375%, 11/15/14	5,635	6,310
5.375%, 01/15/20	2,720	3,015
5.000%, 04/15/20	910	984
4.125%, 01/15/15	3,890	4,193
Bunge Finance
8.500%, 06/15/19	350	430
5.900%, 04/01/17	107	117
Cencosud
5.500%, 01/20/21 (C)	1,700	1,694
CVS Caremark
6.600%, 03/15/19	180	212
6.125%, 09/15/39	140	146
5.750%, 05/15/41	1,095	1,086
4.125%, 05/15/21 (D)	360	354
Diageo Capital
4.828%, 07/15/20	300	318
Diageo Finance BV
5.500%, 04/01/13	1,770	1,915
Dr Pepper Snapple Group
2.350%, 12/21/12	2,735	2,796
GlaxoSmithKline Capital
4.375%, 04/15/14 (D)	200	218
Kraft Foods
6.750%, 02/19/14 (D)	200	227
6.500%, 08/11/17	100	117
6.500%, 02/09/40 (D)	2,180	2,455
6.125%, 08/23/18 (D)	700	806
5.375%, 02/10/20	4,715	5,161
Kroger
7.500%, 04/01/31	110	136
5.400%, 07/15/40	45	45
Massachusetts Institute of Technology
5.600%, 07/01/11	905	947
PepsiCo
7.900%, 11/01/18	339	441
2.500%, 05/10/16	3,605	3,640
Pernod-Ricard
5.750%, 04/07/21 (C)	2,550	2,697

SEI Institutional Investments Trust / Annual Report / May 31, 2011	83

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Philip Morris International
2.500%, 05/16/16	$3,045	$3,063
Reynolds American
7.250%, 06/01/12	2,090	2,210
SABMiller
5.500%, 08/15/13 (C)	320	348
Safeway
6.350%, 08/15/17 (D)	2,726	3,157
Woolworths
4.550%, 04/12/21 (C)	2,180	2,232

		71,171

Energy — 1.5%
Alberta Energy
7.375%, 11/01/31	200	243
Anadarko Finance
7.500%, 05/01/31	73	87
Anadarko Petroleum
8.700%, 03/15/19 (D)	150	193
7.625%, 03/15/14	450	519
6.950%, 06/15/19 (D)	90	106
6.375%, 09/15/17	3,950	4,540
5.950%, 09/15/16	1,070	1,209
ANR Pipeline
9.625%, 11/01/21	100	142
Apache
6.900%, 09/15/18	180	221
6.000%, 09/15/13	3,300	3,672
5.625%, 01/15/17	390	451
Baker Hughes
7.500%, 11/15/18	2,290	2,928
BP Capital Markets
4.742%, 03/11/21	3,460	3,580
3.125%, 03/10/12 (D)	630	642
CNOOC Finance 2011
4.250%, 01/26/21 (C)	1,665	1,647
CNPC HK Overseas Capital
5.950%, 04/28/41 (C)	1,505	1,514
Conoco Funding
7.250%, 10/15/31	885	1,116
6.950%, 04/15/29	1,325	1,631
ConocoPhillips
6.000%, 01/15/20 (D)	460	544
5.900%, 10/15/32	10	11
5.900%, 05/15/38	700	774
El Paso
6.950%, 06/01/28	2,250	2,474
Encana
6.500%, 05/15/19 (D)	565	682
Energy Transfer Partners
9.000%, 04/15/19	1,480	1,907
6.700%, 07/01/18	2,340	2,694
4.650%, 06/01/21	1,985	1,979

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ENI
5.700%, 10/01/40 (C) (D)	$900	$893
Enterprise Products Operating LLC
9.750%, 01/31/14	3,610	4,346
5.950%, 02/01/41	1,585	1,623
EOG Resources
4.100%, 02/01/21	300	300
Gazprom Via Gaz Capital
6.212%, 11/22/16 (C)	427	466
Halliburton
6.150%, 09/15/19 (D)	300	354
Hess
8.125%, 02/15/19	3,390	4,363
Husky Energy
7.250%, 12/15/19	1,619	1,971
5.900%, 06/15/14	986	1,104
Kerr-McGee
6.950%, 07/01/24	4,340	5,014
Kinder Morgan Energy Partners
7.125%, 03/15/12	1,280	1,344
6.000%, 02/01/17	610	697
5.000%, 12/15/13	1,190	1,296
Marathon Petroleum
6.500%, 03/01/41 (C) (D)	1,345	1,443
Panhandle Eastern Pipeline
8.125%, 06/01/19	1,086	1,323
Pemex Project Funding Master Trust
6.625%, 06/15/35 (D)	5,602	5,843
0.910%, 12/03/12 (B) (C)	201	200
Petrobras International Finance
6.125%, 10/06/16	1,300	1,446
5.750%, 01/20/20	1,127	1,195
5.375%, 01/27/21	2,910	2,986
Petro-Canada
7.875%, 06/15/26	100	125
6.800%, 05/15/38	3,850	4,491
6.050%, 05/15/18	260	299
Rockies Express Pipeline LLC
3.900%, 04/15/15 (C)	3,940	3,998
Shell International Finance BV
6.375%, 12/15/38	2,790	3,346
4.375%, 03/25/20	80	85
4.300%, 09/22/19	1,000	1,054
3.100%, 06/28/15 (D)	165	173
Spectra Energy Capital LLC
8.000%, 10/01/19 (D)	702	876
Statoil
3.125%, 08/17/17	200	202
Suncor Energy
6.500%, 06/15/38	345	391
Talisman Energy
7.750%, 06/01/19	390	487
Tosco
8.125%, 02/15/30	100	134
7.800%, 01/01/27	210	275

84	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Capital
4.125%, 01/28/21	$74	$76
2.300%, 03/15/16 (D)	300	301
TransCanada PipeLines
7.125%, 01/15/19 (D)	200	249
6.500%, 08/15/18 (D)	425	506
Transocean
6.500%, 11/15/20	485	550
Union Pacific Resources Group
7.150%, 05/15/28 (D)	150	168
Western Gas Partners
5.375%, 06/01/21	3,580	3,702
Williams
8.750%, 03/15/32	3,026	4,175
7.875%, 09/01/21 (D)	1,942	2,531
7.750%, 06/15/31	548	692
Williams Partners
5.250%, 03/15/20	590	637
Williams, Ser A
7.500%, 01/15/31	15	19

		103,255

Financials — 13.1%
Abbey National Treasury Services
4.000%, 04/27/16 (D)	3,585	3,604
2.875%, 04/25/14 (D)	1,820	1,836
ACE INA Holdings
5.600%, 05/15/15	380	425
Achmea Hypotheekbank
3.200%, 11/03/14 (C)	7,485	7,893
Aegon, Ser CMS
3.698%, 07/29/49 (B)	2,180	1,589
Aflac
8.500%, 05/15/19	165	205
6.450%, 08/15/40	92	95
Allstate
7.450%, 05/16/19 (D)	4,680	5,690
5.000%, 08/15/14	300	332
Ally Financial
2.510%, 12/01/14 (B) (D)	4,579	4,511
1.750%, 10/30/12	3,960	4,038
American Express
7.250%, 05/20/14	360	414
7.000%, 03/19/18	500	600
5.875%, 05/02/13	2,100	2,272
American Express Credit MTN
7.300%, 08/20/13	500	560
5.125%, 08/25/14	6,140	6,739
American Honda Finance MTN
3.875%, 09/21/20 (C)	2,840	2,827
2.375%, 03/18/13 (C)	150	153
American International Group
6.250%, 03/15/37	5,000	4,625

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.850%, 01/16/18	$2,180	$2,321
3.750%, 11/30/13 (C)	1,000	1,010
ANZ National International
2.375%, 12/21/12 (C)	190	193
AON
6.250%, 09/30/40	79	85
3.500%, 09/30/15	46	48
3.125%, 05/27/16 (D)	235	236
ASIF Global Financing XIX
4.900%, 01/17/13 (C)	1,193	1,253
Associates Corp of North America
6.950%, 11/01/18	650	741
Australia & New Zealand Banking Group
4.875%, 01/12/21 (C)	137	140
3.700%, 01/13/15 (C)	4,000	4,191
3.250%, 03/01/16 (C)	200	203
0.587%, 10/29/49 (B)	1,400	882
BA Covered Bond Issuer
5.500%, 06/14/12 (C)	1,500	1,567
BAC Capital Trust XIV
5.630%, 03/15/12 (B)	180	141
BAC Capital Trust XV
1.110%, 06/01/56 (B)	9,235	6,960
Bank of America
7.625%, 06/01/19 (D)	175	208
7.375%, 05/15/14	780	891
6.500%, 08/01/16	13,038	14,749
6.100%, 06/15/17	4,000	4,400
6.000%, 09/01/17	2,630	2,895
5.750%, 12/01/17	2,640	2,862
5.650%, 05/01/18 (D)	240	256
5.625%, 10/14/16	350	382
5.625%, 07/01/20	2,500	2,625
5.420%, 03/15/17	5,030	5,292
5.000%, 05/13/21	5,800	5,789
4.500%, 04/01/15 (D)	6,790	7,187
3.625%, 03/17/16 (D)	4,590	4,634
Bank of Montreal
2.850%, 06/09/15 (C)	2,720	2,815
Bank of New York Mellon MTN
4.600%, 01/15/20 (D)	160	170
3.100%, 01/15/15 (D)	125	131
2.950%, 06/18/15	500	518
Bank of Nova Scotia
3.400%, 01/22/15	328	345
2.375%, 12/17/13	150	154
1.650%, 10/29/15 (C)	355	351
1.450%, 07/26/13 (C)	9,140	9,253
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (C) (D)	1,107	1,163
Barclays Bank
6.050%, 12/04/17 (C)	2,490	2,684
5.200%, 07/10/14	350	383

SEI Institutional Investments Trust / Annual Report / May 31, 2011	85

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.125%, 01/08/20	$4,330	$4,480
5.000%, 09/22/16 (D)	4,800	5,183
2.500%, 01/23/13 (D)	500	512
2.500%, 09/21/15 (C) (D)	2,698	2,694
0.563%, 08/07/49 (B)	380	239
Barnett Capital III
0.898%, 02/01/27 (B)	600	482
BB&T
6.850%, 04/30/19 (D)	115	138
4.900%, 06/30/17 (D)	400	432
3.950%, 04/29/16	555	586
3.850%, 07/27/12	150	155
3.375%, 09/25/13	620	649
BBVA US Senior SAU
3.250%, 05/16/14	3,660	3,660
Bear Stearns
7.250%, 02/01/18	2,930	3,515
6.400%, 10/02/17	3,910	4,501
4.650%, 07/02/18	3,000	3,141
Berkshire Hathaway
3.200%, 02/11/15	1,640	1,722
Berkshire Hathaway Finance
5.400%, 05/15/18 (D)	6,660	7,472
2.450%, 12/15/15	187	189
BlackRock
6.250%, 09/15/17	570	673
Blackstone Holdings Finance LLC
5.875%, 03/15/21 (C)	1,180	1,191
BNP Paribas Home Loan Covered Bonds
2.200%, 11/02/15 (C)	5,327	5,257
Boeing Capital
4.700%, 10/27/19	920	999
BP Capital Markets
5.250%, 11/07/13	3,230	3,507
3.875%, 03/10/15 (D)	630	666
3.625%, 05/08/14 (D)	100	105
Branch Banking & Trust
5.625%, 09/15/16	325	366
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/16 (C) (D)	2,581	2,634
Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (C)	1,000	1,032
Capital One Bank USA
8.800%, 07/15/19 (D)	970	1,247
Capital One Financial
7.375%, 05/23/14	450	524
6.750%, 09/15/17 (D)	590	706
Caterpillar Financial Services MTN
7.150%, 02/15/19 (D)	250	312
6.200%, 09/30/13	5,640	6,304
5.850%, 09/01/17 (D)	580	676

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CDP Financial
3.000%, 11/25/14 (C)	$6,800	$7,087
Cedar Brakes I LLC
8.500%, 02/15/14 (C)	722	758
Charles Schwab
4.950%, 06/01/14	100	110
Chase Capital VI
0.898%, 08/01/28 (B)	2,000	1,704
Citigroup
8.500%, 05/22/19 (D)	600	753
8.125%, 07/15/39 (D)	400	521
6.875%, 03/05/38	3,848	4,459
6.500%, 08/19/13	2,370	2,607
6.375%, 08/12/14 (D)	3,090	3,457
6.125%, 05/15/18	390	435
6.010%, 01/15/15 (D)	1,000	1,109
6.000%, 12/13/13	3,920	4,297
6.000%, 08/15/17	4,270	4,769
5.500%, 04/11/13	1,758	1,880
5.500%, 02/15/17 (D)	11,465	12,384
5.375%, 08/09/20	2,505	2,639
5.300%, 01/07/16 (D)	1,488	1,621
5.000%, 09/15/14	2,890	3,070
4.587%, 12/15/15 (D)	114	121
0.807%, 08/25/36 (B)	2,839	2,215
Citigroup Capital III
7.625%, 12/01/36	2,000	2,159
Citigroup Funding MTN
1.875%, 10/22/12	5,355	5,469
0.603%, 04/30/12 (B) (D)	4,900	4,920
CME Group
5.750%, 02/15/14 (D)	177	197
CNA Financial
6.500%, 08/15/16	805	907
5.875%, 08/15/20	274	294
5.850%, 12/15/14	200	218
5.750%, 08/15/21	1,635	1,734
Comerica
3.000%, 09/16/15	145	147
Commonwealth Bank of Australia
5.000%, 10/15/19 (C)	900	946
3.750%, 10/15/14 (C)	2,110	2,226
CommonWealth REIT
6.650%, 01/15/18‡	255	288
6.250%, 08/15/16‡	300	332
5.875%, 09/15/20‡ (D)	95	100
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000%, 12/31/49 (B) (C)	2,823	3,675
5.250%, 05/24/41	3,651	3,679
4.500%, 01/11/21 (D)	300	314
3.200%, 03/11/15 (C) (D)	700	726
Countrywide Financial
6.250%, 05/15/16	1,430	1,557

86	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Agricole
8.375%, 12/31/49 (B) (C) (D)	$4,740	$5,113
2.625%, 01/21/14 (C)	1,480	1,508
Credit Suisse
2.600%, 05/27/16 (C)	2,045	2,053
Credit Suisse NY MTN
6.000%, 02/15/18 (D)	9,420	10,367
5.500%, 05/01/14	125	139
5.300%, 08/13/19	600	656
5.000%, 05/15/13	4,189	4,494
3.450%, 07/02/12 (D)	300	309
Credit Suisse USA
5.125%, 01/15/14 (D)	335	366
5.125%, 08/15/15 (D)	310	344
Deutsche Bank MTN
4.875%, 05/20/13	2,260	2,420
3.875%, 08/18/14 (D)	295	314
2.375%, 01/11/13 (D)	2,500	2,554
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (B) (C)	4,789	4,424
Dexia Credit Local
2.750%, 04/29/14 (C)	13,575	13,695
DnB Boligkreditt
2.100%, 10/14/15 (C)	9,832	9,739
Dresdner Funding Trust I
8.151%, 06/30/31 (C)	365	360
ERAC USA Finance LLC
4.500%, 08/16/21 (C)	175	175
2.250%, 01/10/14 (C)	250	253
ERP Operating
5.750%, 06/15/17‡	500	564
5.125%, 03/15/16‡	1,000	1,094
Farmers Exchange Capital
7.200%, 07/15/48 (C)	2,519	2,598
7.050%, 07/15/28 (C)	1,063	1,122
Farmers Insurance Exchange
8.625%, 05/01/24 (C)	4,118	4,912
FDIC Structured Sale Guaranteed Notes
1.448%, 10/25/13 (A) (C)	1,570	1,509
First Chicago NBD Institutional Capital I
0.823%, 02/01/27 (B)	3,750	3,245
First Industrial MTN
7.500%, 12/01/17	1,765	1,816
Fleet Capital Trust II
7.920%, 12/11/26	1,600	1,640
FMR LLC
6.450%, 11/15/39 (C) (D)	250	260
Ford Motor Credit LLC
5.000%, 05/15/18	4,950	4,908
FUEL Trust
4.207%, 04/15/16 (C)	401	412

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric Capital
6.875%, 01/10/39 (D)	$4,100	$4,817
6.375%, 11/15/67 (B)	6,495	6,755
6.150%, 08/07/37	3,880	4,165
6.000%, 08/07/19	920	1,030
5.900%, 05/13/14 (D)	5,010	5,601
5.875%, 01/14/38	1,345	1,400
5.625%, 09/15/17	800	895
5.625%, 05/01/18	6,775	7,502
5.500%, 01/08/20 (D)	480	520
5.400%, 02/15/17 (D)	1,800	1,999
5.375%, 10/20/16 (D)	1,300	1,454
5.300%, 02/11/21 (D)	148	155
4.625%, 01/07/21 (D)	3,050	3,095
2.950%, 05/09/16	7,210	7,234
2.250%, 11/09/15 (D)	180	178
0.652%, 05/05/26 (B)	4,345	3,756
0.569%, 09/15/14 (B)	6,550	6,451
0.410%, 04/10/12 (B)	500	500
0.390%, 03/20/14 (B)	2,000	1,952
Glitnir Banki
7.451%, 09/14/16 (C) (E)	500	—
6.693%, 06/15/16 (C) (E)	4,480	—
6.375%, 09/25/12 (C) (E) (F)	3,100	922
6.330%, 07/28/11 (C) (E) (F)	2,440	726
Goldman Sachs Capital II
5.793%, 12/29/49 (B)	15,810	13,201
Goldman Sachs Group
7.500%, 02/15/19 (D)	2,931	3,436
6.750%, 10/01/37	1,716	1,724
6.600%, 01/15/12	2,960	3,069
6.250%, 09/01/17 (D)	1,400	1,549
6.250%, 02/01/41	6,815	6,888
6.150%, 04/01/18	7,800	8,551
6.000%, 06/15/20 (D)	225	242
5.950%, 01/18/18 (D)	3,175	3,439
5.750%, 10/01/16	1,000	1,101
5.450%, 11/01/12	750	794
5.375%, 03/15/20 (D)	540	557
5.300%, 02/14/12	150	154
5.250%, 10/15/13	980	1,055
4.750%, 07/15/13	230	245
3.625%, 08/01/12	470	484
3.625%, 02/07/16 (D)	5,645	5,661
0.674%, 07/22/15 (B) (D)	1,000	960
Hartford Financial Services Group
6.100%, 10/01/41	920	920
5.500%, 03/30/20	1,805	1,909
HBOS MTN
6.750%, 05/21/18 (C)	5,100	5,148
HBOS Capital Funding
6.071%, 06/30/49 (B) (C) (D)	1,920	1,728
HCP‡
6.750%, 02/01/41 (D)	2,000	2,176

SEI Institutional Investments Trust / Annual Report / May 31, 2011	87

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.700%, 01/30/18	$4,478	$5,118
6.000%, 01/30/17	6,000	6,714
5.650%, 12/15/13	2,850	3,112
5.375%, 02/01/21	105	110
Health Care REIT‡
6.500%, 03/15/41	3,000	3,033
5.250%, 01/15/22	1,600	1,614
4.950%, 01/15/21	4,910	4,854
Highwoods Properties‡
7.500%, 04/15/18	1,339	1,582
Hongkong & Shanghai Banking
0.438%, 07/22/49 (B)	195	123
HSBC Bank
4.750%, 01/19/21 (C)	400	410
4.125%, 08/12/20 (C)	261	256
3.100%, 05/24/16 (C)	5,022	5,037
0.600%, 06/29/49 (B)	1,160	742
HSBC Bank USA NY
4.625%, 04/01/14	300	322
HSBC Finance
7.000%, 05/15/12	1,975	2,092
6.676%, 01/15/21 (C)	7,240	7,756
6.375%, 11/27/12	365	393
5.500%, 01/19/16	600	669
4.750%, 07/15/13	166	177
0.528%, 01/15/14 (B) (D)	500	493
HSBC Holdings
6.800%, 06/01/38	2,179	2,414
5.100%, 04/05/21 (D)	4,606	4,793
Hutchison Whampoa International
5.750%, 09/11/19 (C)	2,775	3,002
ILFC E-Capital Trust II
6.250%, 12/21/65 (B) (C) (D)	1,200	1,056
Intesa Sanpaolo
3.625%, 08/12/15 (C) (D)	1,440	1,438
Itau Unibanco Holding MTN
6.200%, 04/15/20 (C)	930	946
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (C)	610	655
Jefferies Group
8.500%, 07/15/19 (D)	90	109
6.450%, 06/08/27	590	601
6.250%, 01/15/36	400	389
5.125%, 04/13/18	2,185	2,210
3.875%, 11/09/15	171	174
John Deere Capital MTN
5.750%, 09/10/18	300	349
JPMorgan Chase
6.000%, 01/15/18	400	451
5.750%, 01/02/13	810	866
5.150%, 10/01/15	240	262
5.125%, 09/15/14	136	148
4.625%, 05/10/21	3,605	3,618

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.250%, 10/15/20	$2,040	$2,007
3.700%, 01/20/15	370	388
3.450%, 03/01/16	1,015	1,036
JPMorgan Chase Bank
6.000%, 07/05/17	2,300	2,580
6.000%, 10/01/17	8,325	9,357
0.640%, 06/13/16 (B)	4,250	4,085
JPMorgan Chase Capital XIII
1.257%, 09/30/34 (B)	1,440	1,228
JPMorgan Chase Capital XXII
6.450%, 02/02/37 (D)	500	516
JPMorgan Chase Capital XXIII
1.261%, 05/15/47 (B)	4,000	3,354
JPMorgan Chase Capital XXV
6.800%, 10/01/37 (D)	2,973	3,050
Kaupthing Bank MTN
7.625%, 02/28/15 (C) (E) (F)	8,130	2,256
7.125%, 05/19/16 (C) (E)	12,000	1
5.750%, 10/04/11 (C) (E) (F)	1,120	311
KeyBank
5.800%, 07/01/14 (D)	600	661
Kilroy Realty‡
6.625%, 06/01/20	1,285	1,410
5.000%, 11/03/15	940	986
Landsbanki Islands
6.100%, 08/25/11 (C) (E) (F)	6,520	456
Lazard Group
7.125%, 05/15/15	2,880	3,246
6.850%, 06/15/17 (D)	3,990	4,464
Lehman Brothers Holdings MTN
6.750%, 12/28/17 (E)	10,370	5
6.500%, 07/19/17 (E)	4,040	6
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/49 (E)	20,630	2
Lloyds TSB Bank MTN
6.375%, 01/21/21	3,685	3,901
5.800%, 01/13/20 (C)	480	490
M&T Bank
5.375%, 05/24/12	325	340
Macquarie Group
7.300%, 08/01/14 (C)	480	545
6.250%, 01/14/21 (C)	525	542
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (C)	2,265	3,265
MassMutual Global Funding II
3.625%, 07/16/12 (C)	300	309
2.875%, 04/21/14 (C)	122	128
2.300%, 09/28/15 (C)	100	100
MBNA Capital, Ser A
8.278%, 12/01/26	3,185	3,277
Merrill Lynch
7.430%, 09/01/22 (F)	4	4

88	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.875%, 04/25/18 (D)	$980	$1,118
6.400%, 08/28/17	1,250	1,404
6.150%, 04/25/13	210	228
5.700%, 05/02/17	600	633
MetLife
7.717%, 02/15/19	1,750	2,147
6.750%, 06/01/16	2,950	3,485
6.400%, 12/15/36	9,010	8,981
5.875%, 02/06/41	1,470	1,548
MetLife Capital Trust X
9.250%, 04/08/38 (C)	2,700	3,429
MetLife Institutional Funding II
1.201%, 04/04/14 (B) (C)	153	153
Metropolitan Life Global Funding I
5.125%, 04/10/13 (C)	200	213
5.125%, 06/10/14 (C) (D)	1,575	1,724
2.875%, 09/17/12 (C)	600	615
2.500%, 01/11/13 (C)	325	331
2.500%, 09/29/15 (C)	2,935	2,934
2.000%, 01/10/14 (C)	200	201
Monumental Global Funding
5.500%, 04/22/13 (C)	235	251
Morgan Stanley MTN
7.300%, 05/13/19	6,430	7,405
6.625%, 04/01/18	5,190	5,842
6.250%, 08/28/17	550	614
6.000%, 05/13/14	5,135	5,636
5.950%, 12/28/17 (D)	245	269
5.625%, 09/23/19	1,190	1,260
5.550%, 04/27/17	514	555
5.450%, 01/09/17	250	270
5.300%, 03/01/13	400	426
4.750%, 04/01/14	2,040	2,151
4.200%, 11/20/14	1,836	1,926
3.800%, 04/29/16	1,830	1,839
0.726%, 10/18/16 (B)	9,200	8,606
0.659%, 06/20/12 (B)	7,510	7,544
National Australia Bank
5.350%, 06/12/13 (C)	5,495	5,925
3.750%, 03/02/15 (C) (D)	455	478
2.500%, 01/08/13 (C)	550	562
National Bank of Canada
1.650%, 01/30/14 (C)	5,461	5,542
National City
4.900%, 01/15/15 (D)	400	439
National City Bank
5.800%, 06/07/17	525	591
0.680%, 06/07/17 (B)	3,000	2,824
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	230	321
2.625%, 09/16/12	95	97
Nationwide Mutual Insurance
9.375%, 08/15/39 (C) (D)	300	387

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.600%, 04/15/34 (C)	$1,990	$1,931
5.810%, 12/15/24 (B) (C)	3,900	3,813
NB Capital Trust IV
8.250%, 04/15/27	2,305	2,371
New York Life Global Funding (C)
4.650%, 05/09/13	300	322
3.000%, 05/04/15	5,380	5,566
Nomura Holdings (D)
6.700%, 03/04/20	629	700
5.000%, 03/04/15	130	138
4.125%, 01/19/16	250	254
Nordea Bank (C)
4.875%, 01/14/21	560	585
4.875%, 05/13/21	7,510	7,495
3.700%, 11/13/14	2,060	2,164
1.750%, 10/04/13	200	201
Nordea Eiendomskreditt
1.875%, 04/07/14 (C)	6,025	6,126
Northern Trust
5.500%, 08/15/13	85	94
Pacific Life Global Funding (C)
5.150%, 04/15/13	370	393
5.000%, 05/15/17	170	179
PNC Bank
6.000%, 12/07/17	250	283
PNC Funding
5.125%, 02/08/20	340	369
Power Receivables Finance
6.290%, 01/01/12	634	635
6.290%, 01/01/12 (C) (D)	200	201
PPF Funding‡
5.500%, 01/15/14 (C)	5,000	5,382
Pricoa Global Funding I
5.450%, 06/11/14 (C)	300	329
Prime Property Funding II
5.600%, 06/15/11 (C)	3,380	3,383
Principal Life Global Funding I (C)
6.250%, 02/15/12	600	624
5.050%, 03/15/15	750	808
Principal Life Income Funding Trusts MTN
5.100%, 04/15/14	600	655
Private Export Funding
4.375%, 03/15/19	4,660	5,080
Protective Life
8.450%, 10/15/39	1,835	2,158
Prudential Financial MTN
5.625%, 05/12/41	1,120	1,108
3.000%, 05/12/16	2,935	2,935
Prudential Holdings LLC
8.695%, 12/18/23 (C)	2,500	3,125
1.184%, 12/18/17 (B) (C)	3,725	3,460
Reinsurance Group of America
5.000%, 06/01/21	2,460	2,483

SEI Institutional Investments Trust / Annual Report / May 31, 2011	89

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Resona Preferred Global Securities Cayman
7.191%, 07/30/49 (B) (C)	$3,240	$3,284
Royal Bank of Canada
0.500%, 06/29/85 (B)	860	550
Royal Bank of Scotland
4.875%, 03/16/15	370	389
3.950%, 09/21/15	2,320	2,353
Royal Bank of Scotland Group MTN
6.400%, 10/21/19	3,120	3,302
0.000%, 09/29/17	1,000	828
Russian Agricultural Bank Via RSHB Capital
6.299%, 05/15/17 (C)	1,190	1,267
Santander US Debt Unipersonal
3.724%, 01/20/15 (C) (D)	3,100	3,098
Security Benefit Life Insurance
8.750%, 05/15/16 (C)	5,200	5,414
Simon Property Group
10.350%, 04/01/19‡ (D)	520	734
6.750%, 05/15/14‡ (D)	165	188
5.650%, 02/01/20‡	133	148
SLM MTN
8.450%, 06/15/18	550	620
Societe Generale
0.344%, 11/29/49 (B)	680	415
0.344%, 11/29/49 (B)	180	110
Sparebanken 1 Boligkreditt
1.250%, 10/25/13 (C)	2,400	2,396
Springleaf Finance MTN
6.900%, 12/15/17	300	285
Stadshypotek
1.450%, 09/30/13 (C)	5,729	5,764
Standard Chartered
3.200%, 05/12/16 (C)	3,875	3,889
State Street
4.956%, 03/15/18	2,590	2,757
4.300%, 05/30/14	60	65
Sumitomo Mitsui Banking
3.150%, 07/22/15 (C)	2,510	2,573
3.100%, 01/14/16 (C)	640	650
SunTrust Preferred Capital I
5.853%, 12/15/11 (B)	2,643	2,200
Swedbank Hypotek
2.950%, 03/28/16 (C)	2,685	2,735
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (C)	2,470	2,919
TNK-BP Finance
6.625%, 03/20/17 (C)	510	554
Toll Road Investors Partnership II
4.056%, 02/15/45 (A) (C)	4,869	727
Toronto-Dominion Bank
2.200%, 07/29/15 (C)	295	300

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Motor Credit MTN
3.200%, 06/17/15	$308	$321
Travelers
5.900%, 06/02/19 (D)	145	163
Travelers Property Casualty
7.750%, 04/15/26	300	385
UBS
5.875%, 12/20/17 (D)	520	589
4.875%, 08/04/20	600	627
3.875%, 01/15/15	1,690	1,785
2.250%, 08/12/13	250	255
2.250%, 01/28/14	1,940	1,964
UDR MTN
5.000%, 01/15/12‡	2,000	2,038
4.250%, 06/01/18‡	2,000	1,994
US Bancorp
4.125%, 05/24/21	134	135
2.875%, 11/20/14	415	431
2.450%, 07/27/15	945	955
2.000%, 06/14/13 (D)	300	307
Votorantim Cimentos
7.250%, 04/05/41 (C)	946	934
Wachovia
5.750%, 06/15/17	690	783
5.500%, 05/01/13	600	649
5.250%, 08/01/14	650	708
0.613%, 10/28/15 (B)	3,760	3,654
Wachovia Bank
6.000%, 11/15/17	3,650	4,156
4.875%, 02/01/15	5,250	5,687
0.640%, 03/15/16 (B)	1,200	1,146
Wachovia Capital Trust III
5.570%, 12/31/49 (B)	3,252	3,010
WEA Finance LLC
7.125%, 04/15/18 (C) (D)	3,655	4,313
6.750%, 09/02/19 (C) (D)	136	158
4.625%, 05/10/21 (C)	975	973
Wells Fargo
5.625%, 12/11/17	350	394
5.000%, 11/15/14	1,145	1,244
4.600%, 04/01/21 (D)	500	512
3.758%, 06/15/16	3,230	3,356
Wells Fargo Capital X
5.950%, 12/15/36	1,630	1,661
Wells Fargo Capital XV
9.750%, 12/31/49 (B)	3,760	4,042
Westpac Banking
4.875%, 11/19/19	919	974
3.000%, 12/09/15	2,390	2,422
2.250%, 11/19/12	720	735
Woodbourne Capital Trust I
0.000%, 04/08/49 (B) (C) (F)	625	300
Woodbourne Capital Trust II
0.000%, 04/08/49 (B) (C) (F)	375	180

90	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WR Berkley
5.375%, 09/15/20	$1,210	$1,256
ZFS Finance USA Trust II
6.450%, 12/15/65 (B) (C)	2,700	2,822

		886,990

Health Care — 0.6%
Abbott Laboratories
5.600%, 11/30/17	470	546
Allergan
3.375%, 09/15/20	355	343
Amgen
5.750%, 03/15/40	237	251
5.700%, 02/01/19	100	115
4.500%, 03/15/20	84	88
3.450%, 10/01/20 (D)	2,350	2,273
Boston Scientific
6.400%, 06/15/16	1,580	1,786
Coventry Health Care
5.950%, 03/15/17	3,058	3,308
Gilead Sciences
4.500%, 04/01/21	2,620	2,670
GlaxoSmithKline Capital
5.650%, 05/15/18	1,800	2,064
HCA
5.750%, 03/15/14	5,548	5,714
Hospira
6.400%, 05/15/15	20	23
Humana
7.200%, 06/15/18 (D)	2,210	2,606
Medco Health Solutions
7.125%, 03/15/18	250	300
2.750%, 09/15/15	135	136
Medtronic
4.450%, 03/15/20	1,370	1,449
Pharmacia
6.500%, 12/01/18	430	513
Roche Holdings
6.000%, 03/01/19 (C)	2,310	2,700
Sanofi
2.625%, 03/29/16	2,960	3,009
Thermo Fisher Scientific
4.500%, 03/01/21	455	474
3.200%, 03/01/16	1,425	1,477
UnitedHealth Group
6.875%, 02/15/38	505	591
5.950%, 02/15/41	1,695	1,790
5.800%, 03/15/36	560	581
5.700%, 10/15/40	970	994
3.875%, 10/15/20	1,020	1,009
WellPoint
5.875%, 06/15/17	350	404
Wyeth
5.950%, 04/01/37	3,610	3,992

		41,206

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 1.1%
Air 2 US
8.027%, 10/01/19 (C)	$1,763	$1,772
Allied Waste North America
6.875%, 06/01/17	605	657
American Airlines, Ser 2011-1 Cl A Pass-Through Trust
5.250%, 01/31/21	113	110
Boeing
4.875%, 02/15/20	2,760	3,023
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	200	243
5.750%, 05/01/40	1,846	1,937
5.400%, 06/01/41	200	201
4.700%, 10/01/19 (D)	375	401
Canadian National Railway
5.850%, 11/15/17 (D)	150	176
Cargill
7.350%, 03/06/19 (C)	400	494
Caterpillar
5.200%, 05/27/41	3,765	3,805
3.900%, 05/27/21	1,260	1,263
Continental Airlines
5.983%, 04/19/22 (D)	3,101	3,191
Continental Airlines, Ser 1999-1 Cl A Pass-Through Trust
6.545%, 02/02/19	138	146
Continental Airlines, Ser 1999-2 Cl C-2 Pass-Through Trust
7.256%, 03/15/20	1,230	1,322
6.236%, 03/15/20	1,994	2,014
Continental Airlines, Ser 2000-1 Cl A-1 Pass-Through Trust
8.048%, 11/01/20	2,381	2,592
CSX
7.375%, 02/01/19	460	566
6.300%, 03/15/12 (D)	110	115
4.250%, 06/01/21	65	65
Delta Air Lines, Ser 2001-1 Cl A-2 Pass-Through Trust
7.111%, 09/18/11	14,850	15,110
Delta Air Lines, Ser 2007-1 Cl A Pass-Through Trust
6.821%, 08/10/22 (D)	1,947	2,024
Delta Air Lines, Ser 2010-2 Cl A Pass-Through Trust
4.950%, 05/23/19 (D)	276	276
Delta Air Lines, Ser 2011-1 Cl A Pass-Through Trust
5.300%, 04/15/19	87	87
General Electric
5.250%, 12/06/17 (D)	250	281
International Lease Finance MTN
6.750%, 09/01/16 (C)	4,150	4,503

SEI Institutional Investments Trust / Annual Report / May 31, 2011	91

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.500%, 09/01/14 (C)	$4,190	$4,504
5.250%, 01/10/13	400	412
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.636%, 08/15/16 (B)	4,854	4,393
Koninklijke Philips Electronics
7.200%, 06/01/26	300	362
Lockheed Martin
5.720%, 06/01/40 (C)	405	433
Norfolk Southern
6.000%, 05/23/11	527	534
Northrop Grumman
1.850%, 11/15/15	3,205	3,141
Pitney Bowes
5.600%, 03/15/18 (D)	100	108
5.000%, 03/15/15 (D)	225	245
4.875%, 08/15/14 (D)	325	350
Raytheon
3.125%, 10/15/20	810	765
Ryder System MTN
3.600%, 03/01/16 (D)	132	136
Systems 2001 AT LLC
6.664%, 09/15/13 (C)	164	176
Tyco International Finance
8.500%, 01/15/19	170	216
Tyco International Group
6.000%, 11/15/13	1,735	1,917
Union Pacific
7.000%, 02/01/16	500	596
Union Pacific Railroad 2003 Pass- Through Trust
4.698%, 01/02/24 (D)	169	180
United Parcel Service
4.500%, 01/15/13	1,740	1,846
United Parcel Service of America
8.375%, 04/01/20 (D)	140	191
United Technologies
8.875%, 11/15/19	400	549
5.400%, 05/01/35	670	719
Verisk Analytics
5.800%, 05/01/21	1,475	1,563
Waste Management
7.125%, 12/15/17	1,720	2,052
4.750%, 06/30/20 (D)	299	313

		72,075

Information Technology — 0.3%
Adobe Systems
4.750%, 02/01/20	1,835	1,914
Arrow Electronics
6.875%, 07/01/13	100	109
6.875%, 06/01/18	270	302
6.000%, 04/01/20	225	243
3.375%, 11/01/15	40	41

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BAE Systems Holdings
5.200%, 08/15/15 (C)	$360	$392
Cisco Systems
5.900%, 02/15/39	250	270
5.500%, 01/15/40 (D)	500	512
Dell
5.650%, 04/15/18 (D)	415	468
Hewlett-Packard
4.300%, 06/01/21	2,400	2,419
2.950%, 08/15/12	80	82
HP Enterprise Services LLC
7.450%, 10/15/29	500	638
International Business Machines
8.000%, 10/15/38	100	141
7.625%, 10/15/18 (D)	365	467
Intuit
5.750%, 03/15/17	255	290
Juniper Networks
5.950%, 03/15/41	1,560	1,636
Microsoft
5.300%, 02/08/41	5,025	5,248
4.500%, 10/01/40	61	57
1.625%, 09/25/15	405	403
National Semiconductor
6.600%, 06/15/17	500	598
Oracle
6.500%, 04/15/38 (D)	100	118
5.375%, 07/15/40 (C)	97	100
5.000%, 07/08/19	450	496
Texas Instruments
1.375%, 05/15/14	3,180	3,194
Xerox
8.250%, 05/15/14	320	377
4.500%, 05/15/21	80	80

		20,595

Materials — 0.6%
ArcelorMittal
6.750%, 03/01/41	915	922
5.500%, 03/01/21 (D)	1,673	1,685
Barrick Gold
6.950%, 04/01/19	1,760	2,126
2.900%, 05/30/16 (C)	4,090	4,101
Barrick North America Finance LLC
4.400%, 05/30/21 (C)	650	653
BHP Billiton Finance USA
6.500%, 04/01/19 (D)	445	539
Braskem Finance
5.750%, 04/15/21 (C)	1,625	1,625
Dow Chemical
8.550%, 05/15/19 (D)	2,757	3,590
7.600%, 05/15/14	410	478
5.900%, 02/15/15 (D)	1,605	1,822

92	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.850%, 08/15/12	$3,015	$3,152
4.250%, 11/15/20 (D)	118	117
E.I. du Pont de Nemours
4.900%, 01/15/41	125	122
1.950%, 01/15/16 (D)	162	160
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	3,005	3,294
Nacional del Cobre de Chile
4.750%, 10/15/14 (C)	900	968
Potash Corp of Saskatchewan
6.500%, 05/15/19	250	295
4.875%, 03/30/20	10	11
PPG Industries
9.000%, 05/01/21	515	683
6.650%, 03/15/18	715	853
5.750%, 03/15/13	615	663
Praxair
5.200%, 03/15/17	215	245
4.375%, 03/31/14	250	271
Rio Tinto Finance USA
8.950%, 05/01/14 (D)	265	321
6.500%, 07/15/18	5,080	5,983
4.125%, 05/20/21	770	772
3.500%, 11/02/20	77	74
Stauffer Chemical
5.702%, 04/15/17 (A) (F) (G)	350	84
5.831%, 04/15/18 (A) (F) (G)	860	182
Union Carbide
7.750%, 10/01/96 (D)	200	222
Vale Overseas
8.250%, 01/17/34	365	457
6.875%, 11/21/36	2,958	3,257

		39,727

Sovereign — 0.6%
Chile Government International Bond
3.875%, 08/05/20	2,615	2,602
Japan Finance Organization for Municipalities
4.000%, 01/13/21	3,600	3,681
Korea Development Bank
3.250%, 03/09/16 (D)	2,585	2,592
MDC-GMTN MTN
5.500%, 04/20/21 (C)	815	836
Province of Manitoba Canada
2.125%, 04/22/13	162	166
Province of Ontario Canada
2.950%, 02/05/15	850	894
Province of Quebec Canada MTN
6.350%, 01/30/26	270	338
Qatar Government International Bond
4.000%, 01/20/15 (C)	4,460	4,678

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Republic of Hungary
6.375%, 03/29/21	$3,459	$3,619
Republic of Indonesia
4.875%, 05/05/21 (C)	1,600	1,624
Russian Federation
7.500%, 03/31/30	932	1,098
Svensk Exportkredit
3.250%, 09/16/14	4,484	4,764
1.750%, 10/20/15	5,600	5,572
United Mexican States MTN
7.500%, 04/08/33	218	274
6.375%, 01/16/13	350	378
6.050%, 01/11/40	2,686	2,851
5.625%, 01/15/17	84	94
5.125%, 01/15/20	1,072	1,152
United Mexican States, Ser A MTN
6.750%, 09/27/34	448	521

		37,734

Telecommunication Services — 1.9%
America Movil
5.625%, 11/15/17	1,450	1,641
5.000%, 10/16/19 (D)	1,540	1,626
5.000%, 03/30/20	740	783
American Tower
5.050%, 09/01/20	917	920
4.500%, 01/15/18	3,270	3,290
AT&T
8.000%, 11/15/31	43	57
6.700%, 11/15/13	500	563
6.550%, 02/15/39 (D)	2,010	2,218
6.400%, 05/15/38 (D)	1,370	1,480
6.300%, 01/15/38	8,590	9,185
5.600%, 05/15/18	400	450
5.500%, 02/01/18 (D)	150	167
5.350%, 09/01/40	1,431	1,365
5.100%, 09/15/14	2,410	2,667
4.850%, 02/15/14	500	547
4.450%, 05/15/21	2,710	2,760
2.950%, 05/15/16	3,745	3,799
BellSouth
6.550%, 06/15/34	200	222
4.750%, 11/15/12	190	201
BellSouth Telecommunications
6.300%, 12/15/15	225	241
British Telecommunications
9.875%, 12/15/30	155	221
5.950%, 01/15/18	1,711	1,919
Cellco Partnership
8.500%, 11/15/18	2,125	2,784
7.375%, 11/15/13	810	924
Comcast Cable Communications LLC
8.875%, 05/01/17	150	192

SEI Institutional Investments Trust / Annual Report / May 31, 2011	93

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comcast Cable Holdings LLC
10.125%, 04/15/22	$190	$265
COX Communications
5.450%, 12/15/14	1,105	1,235
Cox Enterprises
7.375%, 07/15/27 (C)	170	194
Crown Castle Towers LLC
3.214%, 08/15/15 (C)	290	295
Deutsche Telekom International Finance
5.750%, 03/23/16	2,175	2,476
Deutsche Telekom International Finance BV
6.000%, 07/08/19 (D)	600	697
DIRECTV Holdings LLC
6.000%, 08/15/40	3,000	3,077
4.600%, 02/15/21 (D)	400	405
3.500%, 03/01/16	1,345	1,387
France Telecom
8.500%, 03/01/31	170	236
Frontier Communications
8.500%, 04/15/20	885	970
8.250%, 04/15/17	2,660	2,919
8.125%, 10/01/18	895	983
GTE
8.750%, 11/01/21 (D)	600	804
6.840%, 04/15/18	800	943
NBC Universal
5.950%, 04/01/41 (C) (D)	200	206
4.375%, 04/01/21 (C) (D)	1,471	1,462
2.875%, 04/01/16 (C)	2,824	2,832
New Cingular Wireless Services
8.125%, 05/01/12	1,255	1,339
News America
7.300%, 04/30/28	500	566
6.650%, 11/15/37	260	284
6.200%, 12/15/34	315	327
6.150%, 03/01/37	3,365	3,488
6.150%, 02/15/41 (C) (D)	2,730	2,800
News America Holdings
8.875%, 04/26/23	200	269
7.700%, 10/30/25	200	248
Qwest
7.875%, 09/01/11	1,560	1,580
Reed Elsevier Capital
8.625%, 01/15/19 (D)	2,310	2,963
Sprint Capital
8.750%, 03/15/32	390	430
8.375%, 03/15/12	5,300	5,578
6.900%, 05/01/19	120	125
TCI Communications
8.750%, 08/01/15	701	863
7.125%, 02/15/28	400	470

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecom Italia Capital
6.999%, 06/04/18	$500	$560
6.175%, 06/18/14	100	109
4.950%, 09/30/14	3,910	4,140
Telefonica Emisiones
5.984%, 06/20/11	2,080	2,085
Telefonica Emisiones SAU
6.221%, 07/03/17	895	999
5.877%, 07/15/19	115	124
5.462%, 02/16/21	69	72
5.134%, 04/27/20	960	981
2.582%, 04/26/13	3,930	3,987
Telefonica Moviles Chile
2.875%, 11/09/15 (C)	1,480	1,466
Telemar Norte Leste
5.500%, 10/23/20 (C)	3,415	3,351
Verizon Communications
8.750%, 11/01/18 (D)	194	255
6.100%, 04/15/18	3,649	4,207
6.000%, 04/01/41	2,415	2,548
5.850%, 09/15/35	150	157
5.500%, 02/15/18	2,810	3,143
4.600%, 04/01/21	1,910	1,979
3.000%, 04/01/16 (D)	2,048	2,094
1.950%, 03/28/14 (D)	4,500	4,588
Verizon Global Funding
7.750%, 12/01/30 (D)	3,690	4,677
7.375%, 09/01/12	1,730	1,870
Verizon Maryland
7.150%, 05/01/23	600	645
Vodafone Group
5.450%, 06/10/19	226	253

		127,228

Utilities — 2.0%
AEP Texas Central Transition Funding LLC
5.090%, 07/01/15	8,975	9,856
4.980%, 07/01/13	3,991	4,157
AGL Capital
5.875%, 03/15/41	73	76
5.250%, 08/15/19	170	184
4.450%, 04/15/13	400	423
Alabama Power
6.125%, 05/15/38	69	79
5.875%, 12/01/22	275	314
Ameren
8.875%, 05/15/14	2,035	2,384
American Water Capital
6.085%, 10/15/17	400	462
Appalachian Power
5.950%, 05/15/33	200	209
4.600%, 03/30/21 (D)	150	153
Arizona Public Services
8.000%, 12/30/15	459	493

94	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Atmos Energy
4.950%, 10/15/14	$260	$284
Carolina Power & Light
5.300%, 01/15/19	400	450
Cedar Brakes II LLC
9.875%, 09/01/13 (C)	2,308	2,426
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	250	287
CenterPoint Energy Resources
4.500%, 01/15/21 (C)	246	250
Cleveland Electric Illuminating
7.880%, 11/01/17	310	382
CMS Energy
5.050%, 02/15/18 (D)	2,055	2,140
2.750%, 05/15/14	1,290	1,299
Comision Federal de Electricidad
4.875%, 05/26/21 (C)	249	247
Consolidated Edison of New York
5.700%, 06/15/40 (D)	154	168
Consumers Energy
6.700%, 09/15/19 (D)	400	485
Dominion Resources
8.875%, 01/15/19	4,905	6,405
6.400%, 06/15/18	300	351
5.700%, 09/17/12	3,560	3,778
DPL
6.875%, 09/01/11	3,220	3,267
Duke Energy
6.300%, 02/01/14	415	466
5.625%, 11/30/12	425	454
Duke Energy Carolinas LLC
4.300%, 06/15/20	195	204
3.900%, 06/15/21 (D)	200	202
Duke Energy Indiana
3.750%, 07/15/20	180	180
Duquesne Light Holdings
5.900%, 12/01/21 (C)	1,875	1,897
Enel Finance International
6.000%, 10/07/39 (C)	2,505	2,373
5.125%, 10/07/19 (C) (D)	500	522
3.875%, 10/07/14 (C)	860	903
Exelon
5.625%, 06/15/35	2,515	2,456
Exelon Generation LLC
6.250%, 10/01/39	130	135
5.750%, 10/01/41	86	84
5.200%, 10/01/19	125	132
4.000%, 10/01/20	588	566
FirstEnergy Solutions
6.800%, 08/15/39 (D)	880	943
6.050%, 08/15/21 (D)	1,110	1,221
FirstEnergy, Ser B
6.450%, 11/15/11	14	14

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FirstEnergy, Ser C
7.375%, 11/15/31 (D)	$4,845	$5,632
Great Plains Energy
4.850%, 06/01/21	482	490
Indiana Michigan Power
7.000%, 03/15/19 (D)	170	204
Jersey Central Power & Light
7.350%, 02/01/19	500	612
KCP&L Greater Missouri Operations
11.875%, 07/01/12	3,660	4,062
8.270%, 11/15/21	2,894	3,448
Korea Hydro & Nuclear Power
3.125%, 09/16/15 (C) (D)	2,165	2,160
Massachusetts Electric
5.900%, 11/15/39 (C) (D)	210	227
MidAmerican Energy
5.300%, 03/15/18	750	838
Midamerican Energy Holdings
6.500%, 09/15/37 (D)	4,540	5,246
Nevada Power
8.250%, 06/01/11	5,015	5,015
7.125%, 03/15/19	400	486
5.375%, 09/15/40	45	45
Niagara Mohawk Power
4.881%, 08/15/19 (C) (D)	180	194
Nisource Finance
6.800%, 01/15/19	3,547	4,147
6.125%, 03/01/22	2,400	2,697
Northern States Power
6.250%, 06/01/36 (D)	350	415
5.350%, 11/01/39	56	59
Oncor Electric Delivery
6.800%, 09/01/18 (D)	4,535	5,358
Pacific Gas & Electric
8.250%, 10/15/18 (D)	1,320	1,714
5.800%, 03/01/37	840	892
5.400%, 01/15/40	156	157
PacifiCorp
6.250%, 10/15/37	310	360
5.650%, 07/15/18	100	115
5.500%, 01/15/19	400	454
PPL WEM Holdings
5.375%, 05/01/21 (C)	2,350	2,465
3.900%, 05/01/16 (C)	2,370	2,446
Progress Energy
6.850%, 04/15/12	1,525	1,606
6.000%, 12/01/39 (D)	200	218
PSEG Power LLC
5.500%, 12/01/15	445	493
5.320%, 09/15/16	126	139
5.125%, 04/15/20	120	127
Public Service Electric & Gas MTN
5.375%, 11/01/39	97	101
2.700%, 05/01/15	135	138

SEI Institutional Investments Trust / Annual Report / May 31, 2011	95

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service of New Mexico
7.950%, 05/15/18	$3,000	$3,438
Public Service of Oklahoma
5.150%, 12/01/19	220	237
Puget Energy
6.000%, 09/01/21 (C)	1,735	1,735
Sempra Energy
8.900%, 11/15/13	400	464
6.500%, 06/01/16	135	158
6.000%, 10/15/39 (D)	170	183
2.000%, 03/15/14	3,715	3,748
Southern
4.150%, 05/15/14	85	91
Southern California Edison
6.650%, 04/01/29	200	233
5.500%, 03/15/40	170	181
4.650%, 04/01/15	200	219
Southern Union
8.250%, 11/15/29	5,770	6,983
Southwestern Public Service
8.750%, 12/01/18	300	388
Tennessee Valley Authority
5.250%, 09/15/39	1,828	1,997
4.625%, 09/15/60	2,761	2,675
3.875%, 02/15/21	3,090	3,213
Texas-New Mexico Power
9.500%, 04/01/19 (C)	875	1,134
Virginia Electric and Power
5.400%, 04/30/18	300	339

		133,937

Total Corporate Obligations (Cost $1,574,788) ($ Thousands)		1,609,401

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Bill
0.035%, 09/08/11 (A) (H)	1,770	1,770

U.S. Treasury Bonds
8.875%, 08/15/17 (D)	20,460	28,625
8.875%, 02/15/19	1,911	2,776
8.750%, 05/15/17	5,690	7,862
8.750%, 05/15/20	2,000	2,949
8.750%, 08/15/20	6,550	9,695
8.500%, 02/15/20	1,000	1,450
8.125%, 08/15/19	1,305	1,841
8.000%, 11/15/21 (D)	11,085	15,973
7.625%, 02/15/25	24,515	35,485
7.500%, 11/15/16 (D)	20,700	26,832
6.750%, 08/15/26	250	340
6.500%, 11/15/26	100	133
6.375%, 08/15/27	200	264
6.125%, 11/15/27	250	322
6.000%, 02/15/26	100	127
5.500%, 08/15/28	200	242
5.375%, 02/15/31	1,000	1,199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.750%, 02/15/41 (D)	$63,474	$69,296
4.625%, 02/15/17 (D)	30,500	34,968
4.500%, 02/15/36 (D)	16,047	16,992
4.375%, 11/15/39	3,190	3,279
4.375%, 05/15/40 (D)	33,957	34,864
4.375%, 05/15/41 (D)	17,551	18,015
4.250%, 11/15/40 (D)	41,452	41,633
3.875%, 08/15/40 (H)	98,890	93,065
3.500%, 02/15/39 (D)	4,000	3,534
3.250%, 12/31/16	3,720	3,987
2.625%, 12/31/14	7,500	7,920
2.625%, 11/15/20 (D)	22,645	21,960
2.375%, 10/31/14 (D)	22,541	23,605

		509,233

U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/29	585	799
3.625%, 04/15/28	11,302	14,857
2.375%, 01/15/27	332	378
2.125%, 02/15/41	4,674	5,023
1.750%, 01/15/28	27	28

		21,085

U.S. Treasury Notes
4.750%, 08/15/17	8,245	9,529
4.500%, 05/15/17	530	604
4.250%, 11/15/17	103,610	116,675
3.750%, 11/15/18 (D)	5,400	5,880
3.625%, 02/15/21 (D)	27,742	29,175
3.500%, 02/15/18	2,500	2,696
3.125%, 10/31/16	4,400	4,695
3.125%, 04/30/17	1,150	1,221
3.125%, 05/15/19	7,279	7,554
3.125%, 05/15/21 (D)	46,377	46,674
2.875%, 03/31/18 (D)	37,120	38,431
2.750%, 05/31/17 (D)	19,985	20,783
2.750%, 12/31/17	5,000	5,157
2.750%, 02/28/18 (D)	7,880	8,106
2.625%, 07/31/14	2,800	2,955
2.500%, 05/31/18	130	130
2.375%, 03/31/16	2,000	2,071
2.125%, 12/31/15	690	709
2.000%, 01/31/16	2,880	2,941
2.000%, 04/30/16 (D)	81,172	82,510
1.875%, 02/28/14	1,000	1,032
1.750%, 05/31/16	28,310	28,394
1.375%, 02/15/13	8,330	8,471
1.250%, 02/15/14 (D)	118,315	120,117
1.250%, 04/15/14 (D)	5,320	5,396
1.000%, 05/15/14 (D)	62,590	63,001
0.750%, 11/30/11	44,155	44,295
0.625%, 04/30/13 (D)	39,300	39,441
0.500%, 05/31/13	14,683	14,693
0.500%, 11/15/13	230	229

		713,565

96	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Treasury STRIPS (A)
6.321%, 05/15/24	$800	$485
5.293%, 02/15/21	200	145
4.977%, 11/15/27	31,590	16,070
4.917%, 05/15/26	500	271
4.863%, 11/15/31	200	82
4.792%, 11/15/29	850	383
4.780%, 08/15/25	400	226
4.749%, 08/15/28	1,000	482
4.738%, 08/15/27	2,490	1,262
4.715%, 02/15/27	2,100	1,092
4.690%, 05/15/27	3,500	1,796
4.669%, 02/15/28	1,100	544
4.610%, 02/15/25	20,280	11,920
4.597%, 08/15/30	1,550	673
4.591%, 05/15/36	300	97
4.587%, 02/15/24	75	46
4.578%, 05/15/33	1,000	377
4.567%, 02/15/34	250	91
4.555%, 05/15/29	100	46
4.555%, 02/15/30	1,950	869
4.536%, 08/15/24	200	120
4.490%, 11/15/30	1,700	728
4.477%, 05/15/28	300	146
4.357%, 11/15/24	450	265
4.295%, 11/15/20	1,000	737
4.278%, 11/15/26	750	395
4.221%, 05/15/30	9,550	4,288
4.069%, 02/15/32	950	382
4.022%, 05/15/19	2,450	1,963
3.995%, 02/15/17	19,420	17,255
3.918%, 05/15/20	4,900	3,709
3.907%, 02/15/22	800	550
3.780%, 08/15/17	4,000	3,479
3.768%, 02/15/26	400	219
3.712%, 08/15/18	800	665
3.632%, 11/15/17	6,150	5,291
3.551%, 02/15/18	1,350	1,148
3.409%, 08/15/20	10,350	7,724
3.313%, 08/15/19	5,525	4,370
3.268%, 11/15/21	1,900	1,325
3.170%, 08/15/16	5,100	4,630
3.014%, 08/15/21	500	354
2.971%, 02/15/16	250	232
2.882%, 02/15/14	8,550	8,385
2.751%, 05/15/14	2,150	2,098
2.721%, 02/15/15	200	192
2.170%, 11/15/16	410	368
0.000%, 11/15/32	200	77

		108,052

Total U.S. Treasury Obligations (Cost $1,311,777) ($ Thousands)		1,353,705

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 6.2%

Automotive — 0.6%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (C)	$500	$505
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	285	287
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/15	357	359
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	920	924
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	3,247	3,252
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/16	2,066	2,078
Ally Auto Receivables Trust, Ser 2011-1, Cl A3
1.380%, 01/15/15	285	287
Ally Auto Receivables Trust, Ser 2011-1, Cl A2
0.810%, 10/15/13	450	451
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.980%, 01/15/13	30	30
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A3
1.770%, 03/17/14	115	116
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	445	446
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl A2
0.960%, 05/08/14	500	501
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl A3
1.270%, 04/08/15	250	251
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	480	480
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/15	200	201
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-3A, Cl A
4.640%, 05/20/16 (C)	1,000	1,087
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-5A, Cl A
3.150%, 03/20/17 (C)	440	450

SEI Institutional Investments Trust / Annual Report / May 31, 2011	97

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (C)	$200	$206
Bank of America Auto Trust, Ser 2009-1A, Cl A3
2.670%, 07/15/13 (C)	304	306
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (C)	405	408
Bank of America Auto Trust, Ser 2009-3A, Cl A3
1.670%, 12/15/13 (C)	268	269
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (C)	396	398
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/17 (C)	310	318
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	150	151
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	300	302
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.290%, 09/15/16	530	540
CarMax Auto Owner Trust, Ser 2011-1, Cl A3
1.380%, 09/15/15	500	503
Chrysler Financial Auto Securitization Trust, Ser 2009-A, Cl A3
2.820%, 01/15/16	157	159
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A3
0.910%, 08/08/13	1,000	1,002
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (C)	695	704
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	204	206
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A4
4.942%, 07/15/14	300	315
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	43	43
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/17	179	185

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	$278	$285
Harley-Davidson Motorcycle Trust, Ser 2009-3, Cl A4
2.540%, 04/15/17	209	213
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	100	101
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	1,838	1,843
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (C)	2,100	2,334
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4
3.300%, 09/15/15	250	259
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	1,536	1,549
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	340	341
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	375	375
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A4
1.780%, 12/15/15	365	369
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A3
1.160%, 04/15/15	345	347
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/17	288	289
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/15	257	258
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/16 (C)	704	704
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (C)	2,847	2,879
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/14	380	380
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	300	301
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.940%, 09/15/17	1,837	1,863

98	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/17 (C)	$280	$280
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	765	766
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/15	415	419
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A3
0.980%, 10/15/14	845	849
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	329	331
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	365	376
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/17	3,493	3,537
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A2
1.080%, 07/15/13 (C)	217	217
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A3
1.490%, 06/16/14 (C)	303	303
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	550	562

		40,050

Credit Cards — 0.7%
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.279%, 01/15/16 (B)	1,005	1,003
Capital One Multi-Asset Execution Trust, Ser 2007-A4, Cl A4
0.228%, 03/16/15 (B)	1,830	1,828
Chase Issuance Trust, Ser 2007-A17, Cl A
5.120%, 10/15/14	6,980	7,412
Chase Issuance Trust, Ser 2009-A2, Cl A2
1.748%, 04/15/14 (B)	2,295	2,323
Citibank Credit Card Issuance Trust, Ser 2005-A2, Cl A2
4.850%, 03/10/17	2,505	2,789
Citibank Credit Card Issuance Trust, Ser 2009-A4, Cl A4
4.900%, 06/23/16	2,020	2,233
Citibank Credit Card Issuance Trust, Ser 2009-A5, Cl A5
2.250%, 12/23/14	3,275	3,355

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.948%, 08/15/18 (B) (C)	$7,118	$7,548
Discover Card Master Trust, Ser 2007-A2, Cl A2
0.650%, 06/15/15 (B)	5,538	5,546
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.498%, 12/15/14 (B)	1,815	1,836
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	2,760	2,853
MBNA Master Credit Card Trust, Ser 1997-B, Cl A
0.358%, 08/15/14 (B)	6,783	6,781
World Financial Network Credit Card Master Trust, Ser 2009-A, Cl A
4.600%, 09/15/15	3,367	3,424

		48,931

Mortgage Related Securities — 0.9%
ABFS Mortgage Loan Trust, Ser 2002-3, Cl A
4.763%, 09/15/33	6	6
ABS Home Equity, Ser 2001-HE3, Cl A1
0.738%, 11/15/31 (B)	213	182
ACE Securities, Ser 2006-SL3, Cl A1
0.294%, 06/25/36 (B)	6,172	1,435
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.434%, 03/25/30 (B)	2,282	790
Arch Bay Asset-Backed Securities, Ser 2010-2, Cl A
4.125%, 04/25/57 (B) (C)	455	454
Argent Securities, Ser 2004-W5, Cl AV2
0.714%, 04/25/34 (B)	1,113	950
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/35	743	747
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.564%, 08/25/35 (B)	7,140	6,171
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/36	6,000	5,916
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.234%, 12/25/36 (B)	331	317
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.190%, 11/15/32 (B)	3,452	3,518

SEI Institutional Investments Trust / Annual Report / May 31, 2011	99

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	$5	$5
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.018%, 09/15/29 (B)	310	247
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.664%, 05/25/39 (B) (C)	809	643
GSAA Trust, Ser 2005-6, Cl A3
0.564%, 06/25/35 (B)	4,100	3,111
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.304%, 07/25/37 (B)	1,733	1,690
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.686%, 01/20/35 (B)	488	428
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.466%, 01/20/35 (B)	4,385	3,951
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.356%, 01/20/36 (B)	6,883	6,235
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.346%, 03/20/36 (B)	343	318
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	750	763
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.396%, 03/20/36 (B)	275	250
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.396%, 11/20/36 (B)	787	714
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.544%, 07/25/34 (B) (C)	1,065	1,027
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
0.944%, 01/25/35 (B)	183	181
Morgan Stanley ABS Capital I, Ser 2007-HE2, Cl A2A
0.234%, 01/25/37 (B)	155	151
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.244%, 12/25/36 (B)	82	81
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/47	31	20
MSDWCC Heloc Trust, Ser 2003-1, Cl A
0.734%, 11/25/15 (B)	49	46

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.794%, 01/25/32 (B)	$198	$178
Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.334%, 01/25/37 (B)	17,000	6,408
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/35	739	737
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.564%, 10/25/35 (B)	500	476
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	671	671
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.450%, 04/25/32 (C)	296	255
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/33	377	383
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.544%, 04/25/37 (B) (C)	859	599
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/32	328	311
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/35	934	946
Terwin Mortgage Trust, Ser 2005-9HGS, Cl A1
4.000%, 08/25/35 (B) (C)	248	240
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/30	36	36
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 05/25/34 (B)	7,000	7,164

		58,751

Other Asset-Backed Securities — 4.0%
AH Mortgage Advance Trust, Ser 2010-ADV1, Cl A1
3.968%, 08/15/22 (C)	765	775
AH Mortgage Advance Trust, Ser 2011-1, Cl A2, PO
0.000%, 05/10/43 (C)	2,334	2,346
AH Mortgage Advance Trust, Ser 2011-1, Cl A1, PO
0.000%, 05/10/42 (C)	735	738
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.466%, 06/14/37 (B) (C)	4,083	3,736

100	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	$10,065	$10,242
Ally Master Owner Trust, Ser 2011-3, Cl A1
0.204%, 05/15/16 (B)	1,803	1,803
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.870%, 05/15/16	2,325	2,335
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A3D
0.514%, 05/25/35 (B)	3,671	3,404
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.874%, 01/25/32 (B)	405	308
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.498%, 11/14/33 (B) (C)	5,159	4,630
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.511%, 02/25/35 (B)	5,700	5,428
Brazos Higher Education Authority, Ser 2011-1, Cl A3
1.359%, 11/25/33 (B)	3,700	3,461
CenterPoint Energy Transition Bond LLC, Ser 2001-1, Cl A4
5.630%, 09/15/15	2,756	2,940
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/20	1,455	1,570
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	432	430
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	500	444
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/34	905	866
CIT Education Loan Trust, Ser 2007-1, Cl A
0.398%, 03/25/42 (B) (C)	4,643	4,245
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/36	6,340	5,497
CNH Equipment Trust, Ser 2009-C, Cl A3
1.850%, 12/16/13	90	91
CNH Equipment Trust, Ser 2010-A, Cl A3
1.540%, 07/15/14	493	496

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	$1,000	$1,003
CNH Equipment Trust, Ser 2011-A, Cl A4
2.040%, 10/17/16	213	215
CNH Equipment Trust, Ser 2011-A, Cl A3
1.200%, 05/16/16	350	351
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (B)	1,425	1,393
Consumer Funding LLC, Ser 2001-1, Cl A5
5.430%, 04/20/15	822	863
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.854%, 04/25/32 (B)	59	34
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.794%, 06/25/33 (B)	115	105
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/46 (B)	208	136
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.524%, 07/25/36 (B) (C)	425	259
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.394%, 02/25/37 (B) (C)	1,134	749
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.663%, 03/25/47 (B) (C)	866	432
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.498%, 02/15/34 (B)	742	460
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.438%, 12/15/35 (B)	1,729	911
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	341	348
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
5.501%, 12/25/36	646	447
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
5.704%, 12/25/36	1,519	1,062
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.504%, 05/25/46 (B) (C)	11,472	7,477

SEI Institutional Investments Trust / Annual Report / May 31, 2011	101

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Educational Funding of the South, Ser 2011-1, Cl A2
0.923%, 04/25/35 (B)	$3,000	$2,841
Equity One, Ser 2003-2, Cl M1
5.050%, 09/25/33 (B)	419	356
First Horizon Asset Back Trust, Ser 2004-HE2, Cl A
0.414%, 02/25/34 (B)	736	511
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.240%, 02/15/16	2,145	2,183
GE Seaco Finance, Ser 2005-1A, Cl A
0.447%, 11/17/20 (B) (C)	5,558	5,349
Genesis Funding, Ser 2006-1A, Cl G1
0.437%, 12/19/32 (B) (C)	5,377	4,866
Goal Capital Funding Trust, Ser 2006-1, Cl A3
0.377%, 11/25/26 (B)	6,816	6,433
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	330	338
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (B) (C)	3,550	3,972
Greenpoint Manufactured Housing, Ser 2000-6, Cl A3
2.213%, 11/22/31	1,350	1,141
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.704%, 02/20/32 (B)	1,175	999
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.698%, 03/13/32 (B)	1,700	1,445
GSAMP Trust, Ser 2006-SD2, Cl A1
0.304%, 05/25/46 (B) (C)	650	644
Illinois Student Assistance Commission, Ser 2010-1, Cl A3
1.174%, 07/25/45 (B)	6,900	6,666
John Deere Owner Trust, Ser 2009-A, Cl A3
2.590%, 10/15/13	71	71
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	348	350
John Deere Owner Trust, Ser 2011-A, Cl A3
1.290%, 01/15/16	335	337
John Deere Owner Trust, Ser 2011-A, Cl A4
1.960%, 04/16/18	285	289
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AF6
5.501%, 11/25/36	9,060	8,202

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Keycorp Student Loan Trust, Ser 2002-A, Cl 1A2
0.445%, 08/27/31 (B)	$4,007	$3,553
Keycorp Student Loan Trust, Ser 2003-A, Cl 1A2
0.534%, 10/25/32 (B)	2,470	2,326
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.494%, 11/25/35 (B)	3,634	2,685
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.494%, 12/25/35 (B)	2,934	1,127
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.524%, 05/25/46 (B)	7,619	1,530
Lone Star CDO Funding, Ser IX, Cl A
0.936%, 12/15/12 (G)	1,040	1,035
Merit Securities, Ser 1999-13, Cl A4
7.932%, 12/28/33 (B)	2,751	2,958
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	3,377	3,314
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/40 (C)	6,254	6,570
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.454%, 10/27/36 (B)	3,275	3,058
Nelnet Student Loan Trust, Ser 2005-4, Cl A3
0.439%, 06/22/26 (B)	4,215	4,078
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.349%, 11/23/22 (B)	2,672	2,621
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.354%, 10/26/26 (B)	648	643
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.907%, 11/25/24 (B)	8,407	8,759
Nelnet Student Loan Trust, Ser 2008-4, Cl A4
1.754%, 04/25/24 (B)	3,700	3,798
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/33 (C)	333	334
Northstar Education Finance, Ser 2007-1, Cl A3
0.333%, 01/29/46 (B)	4,000	3,572
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.438%, 05/15/32 (B)	26	24
Park Place Securities, Ser 2004-MHQ1, Cl M1
0.894%, 12/25/34 (B)	5,837	5,628
Park Place Securities, Ser 2005-WCW1, Cl A3D
0.534%, 09/25/35 (B)	2,178	2,021

102	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PennyMac Loan Trust, Ser 2010-NPL1, Cl A
4.250%, 05/25/50 (B) (C)	$239	$238
PennyMac Loan Trust, Ser 2010-NPL1, Cl M1
5.000%, 05/25/50 (B) (C)	800	800
Popular ABS Mortgage Pass-Through Trust, Ser 2007-A, Cl A3
0.504%, 06/25/47 (B)	10,380	4,908
PSE&G Transition Funding LLC, Ser 2001-1, Cl A6
6.610%, 06/15/15	710	755
RAAC Series, Ser 2007-SP3, Cl A1
1.394%, 09/25/47 (B)	326	258
Real Estate Asset Trust, Ser 2011-2A, Cl A1
5.750%, 05/25/49 (C)	628	628
Real Estate Asset Trust, Ser 2011-3A, Cl A1
5.440%, 06/25/31 (C)	779	779
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.534%, 10/25/35 (B)	600	514
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/41 (C)	1,103	1,100
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/19	2,470	2,884
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.910%, 12/15/32 (B)	6,594	6,820
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.600%, 12/15/25 (B) (C)	1,900	1,817
SLM Student Loan Trust, Ser 2004-7, Cl A5
0.444%, 01/27/20 (B)	3,167	3,149
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.384%, 07/27/26 (B)	11,370	11,031
SLM Student Loan Trust, Ser 2005-8, Cl A3
0.384%, 10/25/24 (B)	10,249	10,073
SLM Student Loan Trust, Ser 2006-3, Cl A4
0.354%, 07/25/19 (B)	3,316	3,289
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.384%, 01/25/27 (B)	2,830	2,680
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.924%, 07/25/22 (B)	1,784	1,859
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.324%, 07/25/16 (B)	1,852	1,881

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-5, Cl A4
1.974%, 07/25/23 (B)	$5,716	$5,976
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.574%, 01/25/18 (B)	1,147	1,179
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.824%, 10/25/17 (B)	1,028	1,030
SLM Student Loan Trust, Ser 2008-9, Cl A
1.774%, 04/25/23 (B)	3,026	3,125
SLM Student Loan Trust, Ser 2011-2, Cl A1
0.810%, 11/25/27 (B)	3,729	3,729
SLM Student Loan Trust, Ser 2011-A, Cl A2
4.370%, 04/17/28 (C)	1,389	1,440
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.463%, 10/28/28 (B)	2,553	2,543
South Carolina Student Loan, Ser 2005-2005, Cl A2
0.430%, 12/01/20 (B)	3,500	3,340
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.464%, 06/25/35 (B)	300	279
TAL Advantage LLC, Ser 2010-2A, Cl A
4.300%, 10/20/25 (C)	2,439	2,549
TAL Advantage LLC, Ser 2011-1A, Cl A
4.600%, 01/20/26 (C)	580	599
TAL Advantage LLC, Ser 2011-2A, Cl A
4.310%, 05/20/26 (C)	1,200	1,209
Textainer Marine Containers, Ser 2005-1A, Cl A
0.450%, 05/15/20 (B) (C)	2,760	2,670
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.360%, 11/26/21 (B) (C)	3,767	3,579
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.330%, 02/26/19 (B) (C)	2,344	2,250
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.284%, 04/25/37 (B)	2,334	2,268

		271,885

Total Asset-Backed Securities (Cost $428,563) ($ Thousands)		419,617

SEI Institutional Investments Trust / Annual Report / May 31, 2011	103

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
FFCB
1.500%, 11/16/15	$7,830	$7,783
FHLB
3.625%, 10/18/13	1,400	1,496
0.500%, 11/16/12 to 12/20/12 (D)	27,725	27,748
0.460%, 03/14/12	4,790	4,790
0.321%, 02/10/12 (A)	9,350	9,329
0.120%, 06/15/11 (A)	10,000	10,000
0.115%, 06/17/11 (A)	8,100	8,100
FICO STRIPS
9.800%, 04/06/18	7,590	10,922
9.700%, 04/05/19	5,100	7,456
8.600%, 09/26/19	5,655	7,894
FICO STRIPS, PO
0.000%, 02/08/18 to 09/26/19	23,945	19,400
FNMA
7.735%, 10/09/19 (A)	670	471
7.125%, 01/15/30	4,090	5,546
6.250%, 05/15/29	3,730	4,634
5.375%, 06/12/17	250	292
5.250%, 08/01/12	2,800	2,957
5.000%, 02/13/17	5,000	5,747
0.375%, 12/28/12	3,730	3,731
5.100%, 06/01/17 (A)	1,500	1,285
Resolution Funding STRIPS (A)
3.610%, 07/15/20	1,600	1,175
3.235%, 01/15/16	7,570	6,938

Total U.S. Government Agency Obligations (Cost $143,216) ($ Thousands)		147,694

MUNICIPAL BONDS — 0.6%
American Municipal Power, RB
7.499%, 02/15/50	495	546
City of Chicago Illinois, Ser A, RB Callable 01/01/21 @ 100
5.625%, 01/01/35	200	202
City of Chicago Illinois, Ser C, RB Callable 01/01/21 @ 100
5.500%, 01/01/31	410	416
County of Clark Nevada, RB
6.820%, 07/01/45	1,895	2,100
Los Angeles, California Community College District, Build America Project, GO
6.750%, 08/01/49	1,775	2,101
Los Angeles, California Department of Water & Power Revenue, Build America Project, GO
6.574%, 07/01/45	1,990	2,273

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Louisiana Public Facilities Authority, RB
4.500%, 02/01/14	$225	$228
Municipal Electric Authority of Georgia, RB
6.637%, 04/01/57	1,457	1,439
New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	2,310	2,731
New York State Dormitory Authority, RB
5.600%, 03/15/40	280	291
North Texas Tollway Authority, RB
6.718%, 01/01/49	2,025	2,247
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	490	507
State of California, Build America Project, GO
7.600%, 11/01/40	2,305	2,737
7.300%, 10/01/39	3,620	4,129
6.650%, 03/01/22	1,700	1,925
State of Illinois, GO
5.877%, 03/01/19	1,390	1,460
5.665%, 03/01/18	5,617	5,924
5.365%, 03/01/17	1,390	1,460
5.100%, 06/01/33	4,600	4,050
Virginia Housing Development Authority, Ser 2006-C, Cl CTFS, RB Callable 07/25/11 @ 100
6.000%, 06/25/34	511	511

Total Municipal Bonds (Cost $33,698) ($ Thousands)		37,277

REPURCHASE AGREEMENTS — 5.2%
Barclays Capital
0.090%, dated 05/31/11, to be repurchased on 06/01/11, repurchase price $117,279,293 (collateralized by a U.S. Treasury Obligation, par value $119,030,000, 0.750%, 05/31/12; with total market value $119,659,597)	117,279	117,279
Credit Suisse
0.060%, dated 05/31/11, to be repurchased on 06/01/11, repurchase price $91,656,153 (collateralized by a U.S. Treasury Obligation, par value $91,771,000, 1.375%, 05/15/13; with total market value $95,267,475)	91,656	91,656

104	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

Deutsche
0.090%, dated 05/31/11, to be repurchased on 06/01/11, repurchase price $140,065,350 (collateralized by a U.S. Treasury Obligation, par value 160,082,000, 3.500%, 02/15/39; with total market value $146,074,825)	$140,065	$140,065

Total Repurchase Agreements (Cost $349,000) ($ Thousands)		349,000

COMMERCIAL PAPER — 0.8%
Barclays US Funding
0.220%, 07/13/11	8,015	8,013
BNP Paribas Finance
0.300%, 08/26/11	12,780	12,773
Deutsche Bank Financial LLC
0.210%, 07/25/11	8,280	8,277
National Rural Utilities Cooperative Finance
0.130%, 07/15/11	8,535	8,533
0.120%, 06/22/11	4,885	4,885
UBS Finance Delaware LLC
0.180%, 07/13/11	12,615	12,614

Total Commercial Paper (Cost $55,092) ($ Thousands)		55,095

AFFILIATED PARTNERSHIP — 10.6%
SEI Liquidity Fund, L.P. 0.150%†*(I)	725,146,741	715,583

Total Affiliated Partnership (Cost $725,146) ($ Thousands)		715,583

CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%†*	354,986,692	354,987

Total Cash Equivalent (Cost $354,987) ($ Thousands)		354,987

Total Investments — 121.9% (Cost $8,115,841) ($ Thousands)		$8,241,160

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS — 0.0%
September 2011 U.S. 10-Year Note Call, Expires 08/26/11, Strike Price: $122.00**	(180)	$(321)
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/20, Strike Inflation 0.00%**	(7,020,000)	(36)

Total Written Options (Premiums Received $260) ($ Thousands)		(357)

A summary of the open futures contracts held by the Fund at May 31, 2011 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
3-Month Euro EURIBOR	115	Mar-2012	$184
3-Month Euro EURIBOR	357	Sep-2011	158
90-Day Euro$	65	Dec-2012	147
90-Day Euro$	(26)	Jun-2011	(294)
Euro-Bobl	1	Jun-2011	3
U.S. 10-Year Treasury Note	(623)	Sep-2011	(648)
U.S. 10-Year Treasury Note	153	Sep-2011	138
U.S. 2-Year Treasury Note	(483)	Sep-2011	(153)
U.S. 5-Year Treasury Note	(1,251)	Sep-2011	(814)
U.S. Long Treasury Bond	(651)	Sep-2011	(627)
U.S. Ultra Long Treasury Bond	289	Sep-2011	491

			$(1,415)

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A summary of the outstanding forward foreign currency contracts held by the Fund at May 31, 2011, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
8/18/11	EUR	21,741	USD	31,515	$329

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at May 31, 2011, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Morgan Stanley	8/18/11	(31,186)	31,515	$329

SEI Institutional Investments Trust / Annual Report / May 31, 2011	105

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Concluded)

May 31, 2011

A summary of outstanding swap agreements held by the Fund at May 31, 2011, is as follows

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	3,850	$(1,794)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	5,500	(2,611)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	4,445	(593)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,000	46
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,000	26
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	4,880	(2,342)
Citigroup	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	1,020	33
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	390	(186)
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	6,700	298
Deutsche Bank	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	800	15
Deutsche Bank	Metlife Inc 5.0% 06/15/18	SELL	1.00	06/20/18	(3,560)	29
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	795	15
Morgan Stanley	CMBX-NA-AAA 3 Index	SELL	(0.08)	12/13/49	(8,180)	(58)

						$(7,122)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	11/15/27	29,630,000	$(2,222)
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	02/15/25	19,470,000	(1,646)

					$(3,868)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Deutsche Bank	10S.FN30. 450.09	1 Month LIBOR	Price Return	01/12/40	5,039	$(7)
Morgan Stanley	TRX.NA.AAA.1.SEP11	Negative Index Spread Differential	Commencing Index Spread	10/01/11	50	1
Morgan Stanley	TRX.NA.AAA.1.DEC11	Negative Index Spread Differential	Commencing Index Spread	01/01/12	1,610	(3)
Morgan Stanley	TRX.NA.AAA.1.DEC11	Negative Index Spread Differential	Commencing Index Spread	01/01/12	890	(2)

						$(11)

Percentages are based on a Net Assets of $6,761,399 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2011.

**	Non-income producing securitiy.

‡	Real Estate Investment Trust

†	Investment in Affiliated Security (see Note 5).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2011. The date reported on the Schedule of Investments is the final maturity date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $706,285 ($ Thousands).

(E)	Security in default on interest payments.

(F)	Securities considered illiquid. The total value of such securities as of May 31, 2011 was 5,421 ($ Thousands) and represented 0.01% of Net Assets.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2011 was $1,301 and represented 0.00% of Net Assets.

(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(I)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2011 was $715,583 ($ Thousands).

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CPI — Consumer Price Index

CMO — Collateralized Mortgage Obligation

DN — Discount Note

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

PO — Principal Only

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

106	SEI Institutional Investments Trust / Annual Report / May 31, 2011

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$3,198,801	$—	$3,198,801
Corporate Obligations	—	1,609,131	270	1,609,401
U.S. Treasury Obligations	—	1,353,705	—	1,353,705
Asset-Backed Securities	—	418,582	1,035	419,617
U.S. Government Agency Obligations	—	147,694	—	147,694
Affiliated Partnership	—	715,583	—	715,583
Commercial Paper	—	55,095	—	55,095
Municipal Bonds	—	37,277	—	37,277
Cash Equivalent	354,987	—	—	354,987
Repurchase Agreements	—	349,000	—	349,000

Total Investments in Securities	$354,987	$7,884,868	$1,305	$8,241,160

Securities Sold Short	Level 1	Level 2	Level 3	Total
Written Options	$(321)	$(36)	$—	$(357)

Total Securities Sold Short	$(321)	$(36)	$—	$(357)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,415)	$—	$—	$(1,415)
Forwards Contracts	—	329	—	329
Credit Default Swaps	—	(7,122)	—	(7,122)
Total Return Swaps	—	(3,868)	—	(3,868)
Interest Rate Swaps	—	(11)	—	(11)

Total Other Financial Instruments	$(1,415)	$(10,672)	$—	$(12,087)

*	Futures contracts are valued at the unrealized depreciation on the instrument

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Mortgage-Backed Securities	Investments in Corporate Obligations	Investments in Asset-Backed Securities
Beginning balance as June 1, 2010	$13,273	$265	$3,334
Accrued discounts/premiums	—	46	1
Realized gain/(loss)	—	—	(1)
Change in unrealized appreciation/(depreciation)	1	(41)	86
Net purchases/sales	(5,681)	—	(1,946)
Net transfer in and/or out of Level 3	(7,593)	—	(439)

Ending balance as of May 31, 2011	$—	$270	$1,035

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$5	$26

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the year ended May 31, 2011, the transfers out of Level 3 were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	107

SCHEDULE OF INVESTMENTS

High Yield Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 84.4%

Consumer Discretionary — 15.9%
Adelphia Communications (escrow security)
10.250%, 06/15/11	$125	$2
7.875%, 01/15/09	250	4
7.750%, 05/01/09	75	1
Adelphia Communications, Ser B (escrow security)
9.500%, 02/15/04	25	—
Allison Transmission
7.125%, 05/15/19 (A)	1,880	1,866
AMC Entertainment
9.750%, 12/01/20 (A)	3,145	3,338
8.750%, 06/01/19	220	236
American Axle & Manufacturing
9.250%, 01/15/17 (A)	110	122
7.875%, 03/01/17	2,960	3,034
American Standard Americas
10.750%, 01/15/16 (A)	1,500	1,571
American Tire Distributors
9.750%, 06/01/17	775	837
Ameristar Casinos
7.500%, 04/15/21 (A)	1,285	1,333
Ashtead Capital
9.000%, 08/15/16 (A)	1,279	1,343
Avis Budget Car Rental LLC
9.625%, 03/15/18	525	576
8.250%, 01/15/19	555	575
7.750%, 05/15/16	1,310	1,348
Beazer Homes USA
9.125%, 06/15/18	460	437
9.125%, 05/15/19 (A)	1,610	1,525
Belo
8.000%, 11/15/16	2,575	2,836

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.750%, 06/01/27	$2,025	$1,883
Bon-Ton Department Stores
10.250%, 03/15/14	960	977
Brands
6.625%, 04/01/21	385	401
Brown Shoe
7.125%, 05/15/19 (A)	1,105	1,072
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,050	820
Burlington Coat Factory Warehouse
10.000%, 02/15/19 (A)	7,825	7,845
Cablevision Systems
8.625%, 09/15/17	515	581
8.000%, 04/15/20	1,050	1,152
7.750%, 04/15/18	900	976
Caesars Entertainment Operating
11.250%, 06/01/17	9,980	11,227
10.000%, 12/15/18	4,218	3,902
5.750%, 10/01/17	400	294
Cedar Fair
9.125%, 08/01/18 (A)	1,600	1,746
Chrysler Group LLC
8.250%, 06/15/21 (A)	2,190	2,185
8.000%, 06/15/19 (A)	945	943
Chukchansi Economic Development Authority
3.943%, 11/15/12 (A) (C)	2,185	1,797
Cinemark USA
7.375%, 06/15/21 (A)	160	160
Citadel Broadcasting
7.750%, 12/15/18 (A)	588	636
CityCenter Holdings LLC
7.625%, 01/15/16 (A)	1,070	1,097
CKE Restaurants
11.375%, 07/15/18	5,335	5,842
Claire’s Stores
8.875%, 03/15/19 (A)	810	778
Continental Airlines 2007-1 Class C Pass-Through Trust
7.339%, 04/19/14	1,779	1,779
Cumulus Media
7.750%, 05/01/19 (A)	1,000	1,000
Dana Escrow (escrow security)
7.000%, 03/15/08	100	3
7.000%, 03/01/09	175	4
6.500%, 03/15/28	200	5
6.500%, 03/01/29	1,100	28
Dana Holding
6.750%, 02/15/21	1,519	1,519
6.500%, 02/15/19	1,859	1,850
Dave & Buster’s
11.000%, 06/01/18	1,545	1,684

108	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dave & Buster’s Parent
12.250%, 02/15/16 (A) (D)	$7,825	$4,499
Delphi
5.875%, 05/15/19 (A)	1,909	1,894
Dex One
12.000%, 01/29/17	1,174	534
Diamond Resorts
12.000%, 08/15/18 (A)	1,250	1,347
DineEquity
9.500%, 10/30/18 (A)	5,940	6,504
Dollar General
11.875%, 07/15/17	1,520	1,736
Dunkin’ Brands
9.625%, 12/01/18 (A)	2,484	2,506
Easton-Bell Sports
9.750%, 12/01/16	2,925	3,283
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,102	1,025
Eldorado Resorts LLC
8.625%, 06/15/19 (A)	4,165	4,144
Empire Today LLC
11.375%, 02/01/17 (A)	500	533
Entravision Communications
8.750%, 08/01/17	1,960	2,083
Equinox Holdings
9.500%, 02/01/16 (A)	1,255	1,343
Exide Technologies
8.625%, 02/01/18 (A)	1,400	1,487
Ferrellgas
9.125%, 10/01/17	2,500	2,800
6.500%, 05/01/21 (A)	3,060	3,049
Fontainebleau Las Vegas
11.000%, 06/15/15 (A) (B)	3,500	2
Ford Motor
7.450%, 07/16/31	1,290	1,465
6.375%, 02/01/29	1,080	1,065
Giraffe Acquisition
9.125%, 12/01/18 (A)	955	891
Goodyear Tire & Rubber
10.500%, 05/15/16	214	242
8.750%, 08/15/20	110	123
8.250%, 08/15/20	1,545	1,696
Greektown Superholdings
13.000%, 07/01/15	1,750	1,978
13.000%, 07/01/15	3,390	3,831
GWR Operating Partnership LLP
10.875%, 04/01/17	870	948
Hanesbrands
8.000%, 12/15/16	4,650	5,045
6.375%, 12/15/20	582	572
Hillman Group
10.875%, 06/01/18	890	979
10.875%, 06/01/18 (A)	70	77

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSN
11.250%, 08/01/16	$1,700	$1,921
Icon Health & Fitness
11.875%, 10/15/16 (A)	755	791
Inergy
8.750%, 03/01/15	552	591
7.000%, 10/01/18 (A)	2,175	2,240
6.875%, 08/01/21 (A)	210	216
Intcomex
13.250%, 12/15/14	4,515	4,696
International Automotive Components Group
9.125%, 06/01/18 (A)	950	971
Isle of Capri Casinos
7.000%, 03/01/14	1,787	1,774
J Crew Group
8.125%, 03/01/19 (A)	1,025	984
Jaguar Land Rover
8.125%, 05/15/21 (A)	1,440	1,469
Jarden
7.500%, 05/01/17	1,875	1,997
JC Penney
7.950%, 04/01/17	950	1,078
5.750%, 02/15/18	120	123
Lamar Media
7.875%, 04/15/18	2,470	2,655
Lear
7.875%, 03/15/18	405	444
Libbey Glass
10.000%, 02/15/15	1,187	1,294
Lions Gate Entertainment
10.250%, 11/01/16 (A)	3,965	4,079
Live Nation Entertainment
8.125%, 05/15/18 (A)	1,500	1,519
Liz Claiborne
10.500%, 04/15/19 (A)	1,450	1,486
M/I Homes
8.625%, 11/15/18 (A)	2,150	2,112
McClatchy
11.500%, 02/15/17	4,475	4,900
MDC Partners
11.000%, 11/01/16	3,980	4,423
11.000%, 11/01/16 (A)	530	584
MediMedia USA
11.375%, 11/15/14 (A)	1,547	1,330
MGM Resorts International
11.375%, 03/01/18	6,525	7,504
11.125%, 11/15/17	1,830	2,123
9.000%, 03/15/20	5,445	6,058
7.500%, 06/01/16	2,435	2,386
6.875%, 04/01/16	250	239
6.750%, 04/01/13	100	102
5.875%, 02/27/14	225	223

SEI Institutional Investments Trust / Annual Report / May 31, 2011	109

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Michaels Stores
13.000%, 11/01/11 (E)	$500	$520
11.375%, 11/01/16 (A)	21	23
7.750%, 11/01/18 (A)	1,165	1,191
MTR Gaming Group
12.625%, 07/15/14	4,116	4,342
NAI Entertainment Holdings LLC
8.250%, 12/15/17 (A)	2,021	2,183
Needle Merger Sub
8.125%, 03/15/19 (A)	1,150	1,164
Niska Gas Storage US LLC
8.875%, 03/15/18	1,845	1,983
Norcraft Holdings
10.500%, 12/15/15 (A)	935	979
Peninsula Gaming LLC
10.750%, 08/15/17 (A)	2,080	2,298
8.375%, 08/15/15	3,150	3,370
Penn National Gaming
6.750%, 03/01/15	3,490	3,569
Penske Automotive Group
7.750%, 12/15/16	1,700	1,751
Petco Animal Supplies
9.250%, 12/01/18 (A)	1,075	1,153
Phillips-Van Heusen
7.375%, 05/15/20	3,825	4,131
Pinafore LLC
9.000%, 10/01/18 (A)	2,595	2,848
Pinnacle Entertainment
8.750%, 05/15/20	5,410	5,829
Quebecor Media
7.750%, 03/15/16	3,045	3,159
7.750%, 03/15/16	290	301
Quiksilver
6.875%, 04/15/15	2,025	1,980
QVC
7.500%, 10/01/19 (A)	4,215	4,542
7.375%, 10/15/20 (A)	400	429
Regal Entertainment
9.125%, 08/15/18	2,150	2,284
Rent-A-Center
6.625%, 11/15/20 (A)	960	958
River Rock Entertainment Authority
9.750%, 11/01/11	4,717	4,151
RJ Tower
12.000%, 06/01/13 (B)	210	1
Royal Caribbean Cruises
7.250%, 06/15/16	390	421
Sabre Holdings
8.350%, 03/15/16	1,850	1,674
Salem Communications
9.625%, 12/15/16	1,037	1,112
Sally Holdings LLC
9.250%, 11/15/14	1,220	1,279
San Pasqual Casino
8.000%, 09/15/13 (A)	1,530	1,522

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sbarro
10.375%, 02/01/15 (B)	$1,866	$373
Sealy Mattress
8.250%, 06/15/14	3,360	3,360
Seneca Gaming
8.250%, 12/01/18 (A)	4,840	5,082
Service International
7.625%, 10/01/18	205	226
7.000%, 06/15/17	30	33
7.000%, 05/15/19	620	657
6.750%, 04/01/15	965	1,036
6.750%, 04/01/16	330	354
Seven Seas Cruises LLC
9.125%, 05/15/19 (A)	1,395	1,433
Shingle Springs Tribal Group
9.375%, 06/15/15 (A)	300	217
Simmons Bedding
11.250%, 07/15/15 (A)	2,640	2,812
Sirius XM Radio
9.750%, 09/01/15 (A)	1,380	1,551
8.750%, 04/01/15 (A)	1,950	2,179
Stanadyne Holdings
12.000%, 02/15/15	1,500	1,534
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	1,275	1,300
Standard Pacific
10.750%, 09/15/16	2,275	2,628
8.375%, 05/15/18	429	436
8.375%, 01/15/21	730	732
Steinway Musical Instruments
7.000%, 03/01/14 (A)	2,223	2,256
Stewart Enterprises
6.500%, 04/15/19 (A)	430	434
Stoneridge
9.500%, 10/15/17 (A)	1,200	1,326
Suburban Propane Partners
7.375%, 03/15/20	500	535
Travelport LLC
11.875%, 09/01/16	3,035	2,640
9.875%, 09/01/14	900	835
4.921%, 09/01/14 (C)	894	778
UAL 1995 Pass-Through Trust A, Ser 95A1
9.020%, 04/19/12	445	178
UAL 2009-1 Pass-Through Trust
10.400%, 11/01/16	1,473	1,677
Uncle Acquisition 2010
8.625%, 02/15/19 (A)	700	735
United Air Lines
12.000%, 11/01/13 (A)	1,735	1,874
Vail Resorts
6.500%, 05/01/19 (A)	1,030	1,052
Visteon
6.750%, 04/15/19 (A)	370	359

110	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

VWR Funding
10.250%, 07/15/15	$3,777	$3,952
WMG Acquisition
9.500%, 06/15/16	1,820	1,931
Wynn Las Vegas LLC
7.875%, 11/01/17	155	170
7.750%, 08/15/20	4,470	4,900

		307,885

Consumer Staples — 11.8%
Accellent
10.000%, 11/01/17 (A)	1,905	1,886
8.375%, 02/01/17	2,265	2,412
American Achievement
10.875%, 04/15/16 (A)	3,150	2,953
American Renal Associates Holdings
9.750%, 03/01/16 (A)	2,143	2,245
8.375%, 05/15/18	4,130	4,316
American Rock Salt LLC
8.250%, 05/01/18 (A)	2,435	2,465
ARAMARK Holdings
8.625%, 05/01/16 (A)	1,380	1,411
Armored Autogroup
9.250%, 11/01/18 (A)	1,475	1,495
Aurora Diagnostics Holdings
10.750%, 01/15/18 (A)	4,025	4,166
Aviv Healthcare Properties
7.750%, 02/15/19 (A)	1,485	1,518
B&G Foods
7.625%, 01/15/18	1,580	1,698
Bankrate
11.750%, 07/15/15 (A)	1,630	1,856
Beverages & More
9.625%, 10/01/14 (A)	3,900	4,144
BI-LO LLC
9.250%, 02/15/19 (A)	2,350	2,432
Biomet
11.625%, 10/15/17	3,170	3,558
Bumble Bee Acquisition
9.000%, 12/15/17 (A)	4,285	4,403
Bumble Bee Holdco PIK
9.625%, 03/15/18 (A)	2,000	1,860
Catalent Pharma Solutions
9.500%, 04/15/15	5,314	5,387
CDRT Merger Sub
8.125%, 06/01/19 (A)	7,318	7,382
Central Garden and Pet
8.250%, 03/01/18	1,105	1,164
Chiquita Brands International
8.875%, 12/01/15	1,600	1,648
Constellation Brands
7.250%, 09/01/16	1,175	1,285
7.250%, 05/15/17	1,745	1,909

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ConvaTec Healthcare
10.500%, 12/15/18 (A)	$1,550	$1,674
Cott Beverages
8.375%, 11/15/17	3,720	3,980
8.125%, 09/01/18	900	965
Darling International
8.500%, 12/15/18 (A)	1,985	2,164
Dean Foods
7.000%, 06/01/16	1,530	1,534
Del Monte Foods
7.625%, 02/15/19 (A)	5,240	5,348
Diversey Holdings
8.250%, 11/15/19	1,410	1,523
DJO Finance LLC
10.875%, 11/15/14	245	265
9.750%, 10/15/17 (A)	9,013	9,385
7.750%, 04/15/18 (A)	4,610	4,737
Dole Food
13.875%, 03/15/14	517	626
8.000%, 10/01/16 (A)	405	430
Elizabeth Arden
7.375%, 03/15/21	240	252
Fleming
10.125%, 04/01/08 (B)	983	—
Giant Funding
8.250%, 02/01/18 (A)	900	947
Hertz
8.875%, 01/01/14	131	134
7.500%, 10/15/18 (A)	1,860	1,953
Kindred Escrow
8.250%, 06/01/19 (A)	3,485	3,515
Knowledge Learning
7.750%, 02/01/15 (A)	775	761
Lantheus Medical Imaging
9.750%, 05/15/17	4,705	4,823
Laureate Education
11.750%, 08/15/17 (A)	1,100	1,205
10.000%, 08/15/15 (A)	525	557
Michael Foods
9.750%, 07/15/18 (A)	950	1,045
MultiPlan
9.875%, 09/01/18 (A)	1,530	1,652
NBTY
9.000%, 10/01/18 (A)	2,530	2,713
NCO Group
11.875%, 11/15/14	1,550	1,349
OnCure Holdings
11.750%, 05/15/17	800	834
Pantry
7.750%, 02/15/14	5,185	5,146
PharmaNet Development Group
10.875%, 04/15/17 (A)	4,025	4,991
Radiation Therapy Services
9.875%, 04/15/17	2,515	2,550

SEI Institutional Investments Trust / Annual Report / May 31, 2011	111

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Radnet Management
10.375%, 04/01/18	$1,205	$1,253
Reynolds Group Issuer (A)
9.000%, 04/15/19	3,195	3,391
8.500%, 05/15/18	2,545	2,647
8.250%, 02/15/21	1,365	1,389
7.750%, 10/15/16	2,500	2,675
7.125%, 04/15/19	2,200	2,288
6.875%, 02/15/21	305	315
Rite Aid
10.250%, 10/15/19	185	206
9.750%, 06/12/16	2,930	3,274
9.500%, 06/15/17	5,315	4,877
8.000%, 08/15/20	9,955	10,714
7.500%, 03/01/17	570	573
RSC Equipment Rental
10.000%, 07/15/17 (A)	2,000	2,267
8.250%, 02/01/21	3,245	3,350
Seminole Indian Tribe of Florida (A)
7.750%, 10/01/17	2,900	3,045
6.535%, 10/01/20	1,000	1,026
ServiceMaster
10.750%, 07/15/15 (A)	4,080	4,315
7.450%, 08/15/27	5	4
7.250%, 03/01/38	3,170	2,346
Spectrum Brands
12.000%, 08/28/19	2,113	2,367
9.500%, 06/15/18 (A)	4,145	4,632
STHI Holding
8.000%, 03/15/18 (A)	4,250	4,377
SUPERVALU
8.000%, 05/01/16	1,865	1,942
Symbion
11.000%, 08/23/15	1,220	1,156
Ticketmaster Entertainment LLC
10.750%, 08/01/16	5,215	5,697
U.S. Oncology
9.125%, 08/15/17	2,130	37
United Rentals North America
10.875%, 06/15/16	3,000	3,439
9.250%, 12/15/19	1,055	1,182
8.375%, 09/15/20	1,729	1,798
Universal Hospital Services
8.500%, 06/01/15	275	285
US Foodservice
8.500%, 06/30/19 (A)	1,450	1,461
Valeant Pharmaceuticals International (A)
7.250%, 07/15/22	705	691
7.000%, 10/01/20	7,870	7,713
6.875%, 12/01/18	2,015	1,985
6.750%, 10/01/17	970	960
6.500%, 07/15/16	455	453
Vanguard Health Holding II LLC
8.000%, 02/01/18	2,965	3,091

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Viskase (A)
9.875%, 01/15/18	$1,195	$1,253
9.875%, 01/15/18	105	110
Yankee Candle, Ser B
9.750%, 02/15/17	2,615	2,778
8.500%, 02/15/15	1,000	1,041

		229,054

Energy — 8.1%
American Petroleum Tankers Parent LLC
10.250%, 05/01/15 (A)	1,173	1,246
Antero Resources
9.375%, 12/01/17	990	1,079
Aquilex Holdings LLC
11.125%, 12/15/16	1,200	1,182
Arch Coal
8.750%, 08/01/16	2,655	2,954
Bill Barrett
9.875%, 07/15/16	1,000	1,135
BreitBurn Energy Partners
8.625%, 10/15/20 (A)	1,175	1,259
Brigham Exploration
8.750%, 10/01/18	945	1,037
6.875%, 06/01/19 (A)	195	196
Bristow Group
7.500%, 09/15/17	2,260	2,373
Calumet Specialty Products Partners
9.375%, 05/01/19 (A)	1,725	1,812
Chaparral Energy
8.250%, 09/01/21	1,790	1,853
Chesapeake Energy
9.500%, 02/15/15	650	767
6.875%, 08/15/18	1,175	1,266
6.875%, 11/15/20	156	164
6.625%, 08/15/20	1,906	2,004
Cloud Peak Energy Resources LLC
8.250%, 12/15/17	1,225	1,335
Comstock Resources
7.750%, 04/01/19	4,252	4,316
Consol Energy
8.250%, 04/01/20	680	755
8.000%, 04/01/17	2,200	2,409
Continental Resources
7.375%, 10/01/20	1,500	1,605
Copano Energy LLC
7.750%, 06/01/18	3,000	3,143
Crestwood Midstream Partners
7.750%, 04/01/19 (A)	2,500	2,506
Crosstex Energy
8.875%, 02/15/18	2,235	2,425
Dresser-Rand Group
6.500%, 05/01/21 (A)	600	619

112	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Eagle Rock Energy Partners
8.375%, 06/01/19 (A)	$4,570	$4,570
El Paso
7.420%, 02/15/37	1,000	1,155
7.250%, 06/01/18	850	1,000
7.000%, 06/15/17	270	313
Encore Acquisition
9.500%, 05/01/16	460	516
Energy Transfer Equity
7.500%, 10/15/20	4,188	4,565
EV Energy Partners
8.000%, 04/15/19 (A)	945	983
EXCO Resources
7.500%, 09/15/18	3,460	3,477
Forest Oil
8.500%, 02/15/14	50	55
8.000%, 12/15/11	800	824
7.250%, 06/15/19	2,845	2,923
Frac Tech Services LLC
7.125%, 11/15/18 (A)	1,000	1,060
GMX Resources
11.375%, 02/15/19 (A)	585	573
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	1,665	1,765
Hercules Offshore
10.500%, 10/15/17 (A)	1,210	1,286
Hilcorp Energy I
8.000%, 02/15/20 (A)	1,280	1,363
7.625%, 04/15/21 (A)	125	132
Holly
9.875%, 06/15/17	1,110	1,246
International Coal Group
9.125%, 04/01/18	1,915	2,327
James River Escrow
7.875%, 04/01/19 (A)	2,165	2,208
Key Energy Services
6.750%, 03/01/21	285	288
Kinder Morgan Finance LLC
6.000%, 01/15/18 (A)	4,100	4,290
Laredo Petroleum
9.500%, 02/15/19 (A)	2,838	3,022
Linn Energy LLC
8.625%, 04/15/20	1,230	1,347
7.750%, 02/01/21 (A)	525	554
6.500%, 05/15/19 (A)	485	485
MarkWest Energy Partners
8.750%, 04/15/18	1,325	1,466
MEG Energy
6.500%, 03/15/21 (A)	1,076	1,084
Milagro Oil & Gas
10.500%, 05/15/16 (A)	1,950	1,862
Murray Energy
10.250%, 10/15/15 (A)	1,315	1,417

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Newfield Exploration
7.125%, 05/15/18	$5,635	$6,036
6.875%, 02/01/20	1,075	1,139
NFR Energy LLC
9.750%, 02/15/17 (A)	1,220	1,199
Oasis Petroleum
7.250%, 02/01/19 (A)	1,130	1,138
Ocean Rig UDW
9.500%, 04/27/16	900	918
OPTI Canada
9.000%, 12/15/12 (A)	4,340	4,362
Parker Drilling
9.125%, 04/01/18	2,920	3,183
Penn Virginia
10.375%, 06/15/16	400	450
Petrohawk Energy
10.500%, 08/01/14	205	233
7.875%, 06/01/15	915	965
7.250%, 08/15/18	7,745	8,123
6.250%, 06/01/19 (A)	350	346
Petroleum Development
12.000%, 02/15/18	2,730	3,071
Pioneer Drilling
9.875%, 03/15/18	580	629
Plains Exploration & Production
10.000%, 03/01/16	1,140	1,288
7.750%, 06/15/15	410	426
7.625%, 06/01/18	350	372
7.625%, 04/01/20	725	765
7.000%, 03/15/17	1,440	1,480
Quicksilver Resources
11.750%, 01/01/16	2,200	2,552
9.125%, 08/15/19	315	345
7.125%, 04/01/16	2,034	2,003
RAAM Global Energy
12.500%, 10/01/15	1,490	1,598
Range Resources
8.000%, 05/15/19	4,575	4,998
Regency Energy Partners
9.375%, 06/01/16	1,310	1,487
6.875%, 12/01/18	2,900	3,052
SandRidge Energy
8.750%, 01/15/20	70	76
8.000%, 06/01/18 (A)	555	583
7.500%, 03/15/21 (A)	4,360	4,513
SM Energy
6.625%, 02/15/19 (A)	235	241
Targa Resources
11.250%, 07/15/17	3,475	4,031
7.875%, 10/15/18 (A)	2,445	2,598
Tesoro
9.750%, 06/01/19	1,600	1,816
Thermon Industries
9.500%, 05/01/17	1,611	1,720

SEI Institutional Investments Trust / Annual Report / May 31, 2011	113

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trinidad Drilling
7.875%, 01/15/19 (A)	$725	$765
Unit
6.625%, 05/15/21	335	340

		156,437

Financials — 10.1%
Algoma Acquisition
9.875%, 06/15/15 (A)	1,725	1,609
Alliant Holdings
11.000%, 05/01/15 (A)	3,400	3,613
Ally Financial
8.000%, 11/01/31	2,333	2,584
7.500%, 09/15/20	850	915
6.750%, 12/01/14	2,886	3,073
6.250%, 12/01/17 (A)	1,540	1,586
American Capital
7.960%, 12/31/13 (A)	722	727
American International Group
8.175%, 05/15/58 (C)	1,805	1,986
Aventi
0.000%, 10/15/49 (B) (F) (G) (H)	2,600	94
BAC Capital Trust VI
5.625%, 03/08/35	2,380	2,197
Bank of America
8.000%, 12/29/49 (C)	1,345	1,445
Cemex Finance LLC
9.500%, 12/14/16 (A)	4,910	5,248
CIT Group
7.000%, 05/01/14	178	181
7.000%, 05/01/15	614	619
7.000%, 05/01/16	7,352	7,379
7.000%, 05/01/17	13,725	13,776
6.625%, 04/01/18 (A)	685	720
Citigroup Capital XXI
8.300%, 12/21/57 (C)	1,065	1,094
City National Bank
9.000%, 08/12/19	4,062	4,797
CNO Financial Group
9.000%, 01/15/18 (A)	1,600	1,728
Credit Acceptance
9.125%, 02/01/17	2,600	2,821
9.125%, 02/01/17 (A)	400	433
Delphi Financial Group
7.875%, 01/31/20	2,000	2,278
E*Trade Financial PIK
12.500%, 11/30/17	1,790	2,152
E*Trade Financial
6.750%, 06/01/16	595	595
Energy Future Intermediate Holdings Finance
10.000%, 12/01/20	1,686	1,834
Express LLC
8.750%, 03/01/18	790	857

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fifth Third Capital Trust IV
6.500%, 04/15/37 (C)	$1,475	$1,464
FireKeepers Development Authority
13.875%, 05/01/15 (A)	3,697	4,335
Ford Motor Credit LLC
12.000%, 05/15/15	1,695	2,166
8.000%, 12/15/16	1,930	2,234
6.625%, 08/15/17	1,410	1,537
5.000%, 05/15/18	1,055	1,046
Fresenius US Finance II
9.000%, 07/15/15 (A)	800	915
Genworth Financial
6.150%, 11/15/66 (C)	927	716
HBOS Capital Funding
6.071%, 06/30/49 (A) (C)	1,900	1,710
Hellas II
6.881%, 01/15/15 (A) (C)	2,100	—
Host Hotels & Resorts
9.000%, 05/15/17‡	125	141
Host Marriott L.P., Ser Q
6.750%, 06/01/16‡	1,755	1,812
HSH Nordbank
7.250%, 06/30/11	3,180	1,812
HUB International Holdings
9.000%, 12/15/14 (A)	2,490	2,593
Icahn Enterprises
8.000%, 01/15/18	2,500	2,575
7.750%, 01/15/16	5,500	5,651
ILFC E-Capital Trust I
5.970%, 12/21/65 (A) (C)	800	672
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (C)	2,695	2,372
ING Groep
5.775%, 12/29/49 (C)	1,855	1,725
Ironshore Holdings US
8.500%, 05/15/20 (A)	5,000	5,566
Kennedy-Wilson
8.750%, 04/01/19 (A)	3,800	3,847
Liberty Mutual Group
7.000%, 03/15/37 (A) (C)	1,530	1,525
Lloyds Banking Group (A)
6.657%, 05/21/37	255	198
6.267%, 11/14/16	720	589
5.920%, 09/29/49 (C)	570	466
Marina District Finance (A)
9.875%, 08/15/18	2,230	2,330
9.500%, 10/15/15	355	371
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,000	—
Millennium Escrow
7.625%, 11/15/26	200	—
MPT Operating Partnership
6.875%, 05/01/21‡ (A)	4,550	4,573
National Life Insurance
10.500%, 09/15/39 (A)	1,100	1,444

114	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Norcraft Holdings Finance
10.500%, 12/15/15	$625	$655
Nuveen Investments
10.500%, 11/15/15 (A)	520	549
10.500%, 11/15/15	10,640	11,278
5.500%, 09/15/15	1,420	1,278
Offshore Group Investments
11.500%, 08/01/15	4,355	4,801
11.500%, 08/01/15 (A)	885	973
Ohio Casualty
7.300%, 06/15/14	1,050	1,149
Omega Healthcare Investors
7.500%, 02/15/20‡	3,505	3,733
Ono Finance II
10.875%, 07/15/19 (A)	1,861	2,066
PHH
9.250%, 03/01/16	1,295	1,441
Pinnacle Foods Finance LLC
10.625%, 04/01/17	2,835	3,041
8.250%, 09/01/17	1,250	1,327
PNC Preferred Funding Trust II
6.113%, 03/29/49 (A) (C)	5,640	4,935
Realogy
7.875%, 02/15/19 (A)	931	936
Regions Bank
7.500%, 05/15/18	500	541
Regions Financial
5.750%, 06/15/15	335	343
RESPARCS Funding I MTN
8.000%, 06/30/11	830	481
Sabra Health Care
8.125%, 11/01/18‡	4,125	4,218
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	3,065	3,057
4.204%, 02/01/14 (A) (C)	275	251
Spencer Spirit Holdings
11.000%, 05/01/17 (A)	2,175	2,240
Springleaf Finance MTN
5.400%, 12/01/15	3,280	3,100
SunTrust Capital VIII
6.100%, 12/15/36 (C)	2,200	2,178
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,410
Tops Holdings
10.125%, 10/15/15	655	700
UPCB Finance III
6.625%, 07/01/20 (A)	1,430	1,426
USB Realty
6.091%, 12/29/49 (A) (C)	3,600	3,123
USI Holdings
9.750%, 05/15/15 (A)	4,812	4,932
Ventas Realty L.P.
6.750%, 04/01/17‡	775	825

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

XL Capital
6.500%, 12/31/49 (C)	$2,320	$2,189
YCC Holdings/Yankee Financial
10.250%, 02/15/16 (A)	4,055	4,177

		196,079

Health Care — 4.1%
Alere
9.000%, 05/15/16	5,045	5,348
Biomet
10.375%, 10/15/17	7,015	7,787
10.000%, 10/15/17	4,565	5,044
Bioscrip
10.250%, 10/01/15	4,735	4,918
Community Health Systems
8.875%, 07/15/15	3,525	3,640
DaVita
6.625%, 11/01/20	1,350	1,384
6.375%, 11/01/18	1,805	1,848
HCA
9.875%, 02/15/17	170	190
9.625%, 11/15/16	5,611	6,003
9.250%, 11/15/16	1,200	1,287
8.500%, 04/15/19	2,640	2,954
HCA Holdings
7.750%, 05/15/21 (A)	4,095	4,284
Health Management Associates
6.125%, 04/15/16	2,140	2,236
Healthsouth
8.125%, 02/15/20	3,210	3,531
7.750%, 09/15/22	890	950
7.250%, 10/01/18	610	648
Inventiv Health
10.000%, 08/15/18 (A)	1,190	1,239
MedAssets
8.000%, 11/15/18 (A)	705	727
Mylan
7.875%, 07/15/20 (A)	2,145	2,375
7.625%, 07/15/17 (A)	4,100	4,515
6.000%, 11/15/18 (A)	1,085	1,115
Omnicare
6.125%, 06/01/13	40	40
Select Medical
7.625%, 02/01/15	6,445	6,526
Surgical Care Affiliates
8.875%, 07/15/15 (A)	1,636	1,685
Tenet Healthcare
9.250%, 02/01/15	1,195	1,314
8.875%, 07/01/19	265	295
8.000%, 08/01/20	1,290	1,334
United Surgical Partners International
8.875%, 05/01/17	105	111
United Surgical Partners International PIK
9.250%, 05/01/17	3,190	3,385

SEI Institutional Investments Trust / Annual Report / May 31, 2011	115

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Universal Health Services
7.000%, 10/01/18	$2,500	$2,616

		79,329

Industrials — 10.2%
ACCO Brands
10.625%, 03/15/15	1,620	1,819
7.625%, 08/15/15	1,050	1,064
Accuride
9.500%, 08/01/18	4,430	4,862
ACL I
10.625%, 02/15/16 (A)	2,400	2,400
Actuant
6.875%, 06/15/17	2,575	2,665
Aguila 3
7.875%, 01/31/18 (A)	225	230
Aircastle
9.750%, 08/01/18	770	868
Alion Science and Technology
12.000%, 11/01/14	2,070	2,153
10.250%, 02/01/15	1,405	1,159
Alliant Techsystems
6.750%, 04/01/16	4,090	4,202
AMGH Merger Sub
9.250%, 11/01/18 (A)	3,032	3,256
Amsted Industries
8.125%, 03/15/18 (A)	870	922
ARD Finance
11.125%, 06/01/18 (A)	1,556	1,602
Ardagh Packaging Finance
9.125%, 10/15/20 (A)	1,485	1,633
Associated Materials LLC
9.125%, 11/01/17 (A)	2,870	2,967
Atkore International
9.875%, 01/01/18 (A)	2,350	2,550
AWAS Aviation Capital
7.000%, 10/15/16 (A)	847	879
Baker & Taylor
11.500%, 07/01/13 (A)	1,170	977
BE Aerospace
8.500%, 07/01/18	650	720
Belden
9.250%, 06/15/19	760	850
Berry Plastics
10.250%, 03/01/16	825	829
9.750%, 01/15/21	2,150	2,153
Boart Longyear Management
7.000%, 04/01/21 (A)	500	521
Building Materials
6.875%, 08/15/18 (A)	3,245	3,310
Building Materials Corp of America
6.750%, 05/01/21 (A)	2,108	2,124
Bway Holding
10.000%, 06/15/18 (A)	1,390	1,550

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Case New Holland
7.875%, 12/01/17 (A)	$1,065	$1,185
Casella Waste Systems
11.000%, 07/15/14	30	34
7.750%, 02/15/19 (A)	1,838	1,861
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	2,748	2,813
CEVA Group (A)
11.625%, 10/01/16	3,155	3,518
11.500%, 04/01/18	2,500	2,744
8.375%, 12/01/17	1,000	1,045
Chart Industries
9.125%, 10/15/15	2,060	2,158
Clean Harbors
7.625%, 08/15/16	517	552
7.625%, 08/15/16 (A)	550	587
CMA CGM
8.500%, 04/15/17 (A)	1,410	1,283
Coleman Cable
9.000%, 02/15/18	3,845	4,076
Columbus McKinnon
7.875%, 02/01/19 (A)	300	310
CPM Holdings
10.875%, 09/01/14 (A)	1,250	1,362
DAE Aviation Holdings
11.250%, 08/01/15 (A)	1,185	1,246
Delta Air Lines
12.250%, 03/15/15 (A)	3,905	4,379
Esterline Technologies
7.000%, 08/01/20	1,755	1,869
Florida East Coast Railway
8.125%, 02/01/17 (A)	750	782
General Cable
7.125%, 04/01/17	1,120	1,155
Geo Group
7.750%, 10/15/17	1,355	1,453
6.625%, 02/15/21 (A)	75	75
Global Aviation Holdings
14.000%, 08/15/13	2,850	2,793
Graham Packaging
9.875%, 10/15/14	305	316
8.250%, 01/01/17	1,130	1,229
8.250%, 10/01/18	205	223
Graphic Packaging International
9.500%, 06/15/17	1,245	1,388
7.875%, 10/01/18	2,800	3,052
Great Lakes Dredge & Dock
7.375%, 02/01/19 (A)	1,390	1,421
Griffon
7.125%, 04/01/18 (A)	1,990	2,030
Huntington Ingalls Industries
7.125%, 03/15/21 (A)	600	626
6.875%, 03/15/18 (A)	600	626

116	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Interface
7.625%, 12/01/18 (A)	$1,015	$1,086
Interline Brands
7.000%, 11/15/18	2,606	2,668
International Lease Finance
8.750%, 03/15/17	2,170	2,458
8.625%, 09/15/15	1,335	1,480
8.250%, 12/15/20	520	584
6.250%, 05/15/19	165	166
5.750%, 05/15/16	230	232
International Wire Group Holdings
9.750%, 04/15/15 (A)	1,105	1,160
Iron Mountain
8.750%, 07/15/18	1,400	1,465
8.375%, 08/15/21	1,115	1,193
Kansas City Southern de Mexico
8.000%, 02/01/18	910	1,008
6.125%, 06/15/21 (A)	460	462
Kratos
10.000%, 06/01/17	3,485	3,833
Kratos Defense & Security Solutions
10.000%, 06/01/17 (A)	750	825
Liberty Tire Recycling
11.000%, 10/01/16 (A)	1,800	1,984
Manitowoc
9.500%, 02/15/18	1,960	2,171
8.500%, 11/01/20	880	957
Masco
7.125%, 03/15/20	115	120
6.125%, 10/03/16	200	209
Masonite International
8.250%, 04/15/21 (A)	1,335	1,345
Meritor
8.125%, 09/15/15	1,295	1,360
Midwest Vanadium
11.500%, 02/15/18 (A)	1,350	1,384
Mobile Mini
7.875%, 12/01/20 (A)	1,190	1,258
Mueller Water Products
8.750%, 09/01/20	510	571
7.375%, 06/01/17	1,455	1,459
Nortek
8.500%, 04/15/21 (A)	1,420	1,354
NXP Funding LLC
10.000%, 07/15/13 (A)	598	670
9.750%, 08/01/18 (A)	3,850	4,447
Old AII
10.000%, 12/15/16 (B)	1,675	—
Old AII PIK
0.000%, 12/15/14 (B)	950	—
Oshkosh
8.500%, 03/01/20	1,325	1,458
8.250%, 03/01/17	1,635	1,782
Packaging Dynamics
8.750%, 02/01/16 (A)	2,554	2,672

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ply Gem Industries
13.125%, 07/15/14	$1,290	$1,406
8.250%, 02/15/18 (A)	835	825
Polymer Group
7.750%, 02/01/19 (A)	3,095	3,188
Polypore International
7.500%, 11/15/17 (A)	2,595	2,757
Pregis
12.375%, 10/15/13	3,661	3,634
Quality Distribution LLC
11.750%, 11/01/13	61	61
9.875%, 11/01/18 (A)	4,770	5,008
Quebecor Escrow
0.000%, 11/15/13 (B)	1,800	—
0.000%, 03/15/16	2,175	147
RailAmerica
9.250%, 07/01/17	1,004	1,112
RBS Global & Rexnord
11.750%, 08/01/16	1,300	1,388
8.500%, 05/01/18	2,645	2,870
Sequa
11.750%, 12/01/15 (A)	4,400	4,708
Sequa PIK
13.500%, 12/01/15 (A)	500	535
Solo Cup
10.500%, 11/01/13	990	1,032
Spirit Aerosystems
7.500%, 10/01/17	1,135	1,220
SPX
7.625%, 12/15/14	1,330	1,483
Swift Services Holdings
10.000%, 11/15/18 (A)	475	527
Swift Transportation LLC
12.500%, 05/15/17 (A)	870	933
syncreon Global Ireland
9.500%, 05/01/18 (A)	3,467	3,597
Terex
8.000%, 11/15/17	4,745	4,911
Thermadyne Holdings
9.000%, 12/15/17 (A)	1,800	1,912
Titan International
7.875%, 10/01/17 (A)	4,335	4,660
Trimas
9.750%, 12/15/17	1,020	1,133
Triumph Group
8.625%, 07/15/18	250	277
United Maritime LLC
11.750%, 06/15/15	4,400	4,620
USG
8.375%, 10/15/18 (A)	1,535	1,581
6.300%, 11/15/16	1,975	1,866
WCA Waste
7.500%, 06/15/19 (A)	1,000	1,015

		198,683

SEI Institutional Investments Trust / Annual Report / May 31, 2011	117

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31,2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 5.1%
Activant Solutions
9.500%, 05/01/16	$1,975	$2,071
Advanced Micro Devices
7.750%, 08/01/20	1,790	1,879
Amkor Technology
9.250%, 06/01/16	1,000	1,049
7.375%, 05/01/18	2,425	2,528
Aspect Software
10.625%, 05/07/17 (A)	4,680	5,054
Brocade Communications Systems
6.625%, 01/15/18	480	512
Cardtronics
8.250%, 09/01/18	5,950	6,500
CDW LLC
8.000%, 12/15/18 (A)	2,800	3,003
Compucom Systems
12.500%, 10/01/15 (A)	6,025	6,469
DynCorp International
10.375%, 07/01/17 (A)	3,980	4,219
Eagle Parent
8.625%, 05/01/19 (A)	2,285	2,311
Fidelity National Information Services
7.875%, 07/15/20	970	1,069
7.625%, 07/15/17	1,630	1,793
First Data
12.625%, 01/15/21 (A)	2,292	2,493
11.250%, 03/31/16	1,395	1,398
10.550%, 09/24/15	4,603	4,816
9.875%, 09/24/15	1,905	1,967
8.875%, 08/15/20 (A)	625	678
8.750%, 01/15/22 (A)	1,332	1,330
8.250%, 01/15/21 (A)	1,144	1,141
7.375%, 06/15/19 (A)	370	376
Freescale Semiconductor
10.125%, 03/15/18 (A)	315	359
9.250%, 04/15/18 (A)	7,170	7,995
iGate
9.000%, 05/01/16 (A)	8,380	8,611
Interactive Data
10.250%, 08/01/18 (A)	1,335	1,485
JDA Software Group
8.000%, 12/15/14	785	866
MagnaChip Semiconductor
10.500%, 04/15/18	2,400	2,709
Mantech International
7.250%, 04/15/18	555	586
MEMC Electronic Materials
7.750%, 04/01/19 (A)	755	774
Seagate HDD Cayman
7.750%, 12/15/18 (A)	1,415	1,489
Sensata Technologies
6.500%, 05/15/19 (A)	3,343	3,380

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Smart Modular
5.804%, 04/01/12 (C)	$760	$760
Spansion LLC
7.875%, 11/15/17 (A)	1,555	1,590
SSI Investments II
11.125%, 06/01/18	1,020	1,137
STATS ChipPAC
7.500%, 08/12/15 (A)	2,200	2,387
Stratus Technologies Bermuda
12.000%, 03/29/15 (A)	2,575	2,421
SunGard Data Systems
10.250%, 08/15/15	5,222	5,431
7.375%, 11/15/18	975	995
Unisys (A)
14.250%, 09/15/15	429	511
12.750%, 10/15/14	2,692	3,180

		99,322

Materials — 5.5%
AK Steel
7.625%, 05/15/20	2,812	2,925
Aleris International
7.625%, 02/15/18 (A)	990	1,031
APERAM
7.750%, 04/01/18 (A)	1,220	1,260
Appleton Papers
10.500%, 06/15/15 (A)	1,040	1,102
Ashland
9.125%, 06/01/17	2,860	3,260
Boise Paper Holding
9.000%, 11/01/17	1,670	1,860
Celanese US Holdings LLC
6.625%, 10/15/18 (A)	750	790
Cemex
9.000%, 01/11/18 (A)	1,500	1,564
CF Industries
7.125%, 05/01/20	1,000	1,171
6.875%, 05/01/18	4,770	5,480
Chemtura
7.875%, 09/01/18 (A)	2,300	2,495
Clearwater Paper
10.625%, 06/15/16	855	968
7.125%, 11/01/18 (A)	255	265
Domtar
10.750%, 06/01/17	1,500	1,928
9.500%, 08/01/16	250	303
Ferro
7.875%, 08/15/18	1,000	1,063
FMG Resources (A)
7.000%, 11/01/15	1,455	1,513
6.875%, 02/01/18	235	246
Georgia-Pacific
8.000%, 01/15/24	2,915	3,513
7.125%, 01/15/17 (A)	4,565	4,850

118	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia-Pacific LLC
8.250%, 05/01/16 (A)	$1,460	$1,657
Headwaters
7.625%, 04/01/19 (A)	1,435	1,399
Hexion US Finance
9.000%, 11/15/20	1,750	1,881
Hexion US Finance/Nova Scotia
8.875%, 02/01/18	2,375	2,550
Huntsman International LLC
8.625%, 03/15/20	535	598
8.625%, 03/15/21	305	341
5.500%, 06/30/16	755	750
INEOS Finance
9.000%, 05/15/15 (A)	15	16
INEOS Group Holdings PLC
8.500%, 02/15/16 (A)	820	844
JMC Steel Group
8.250%, 03/15/18 (A)	1,425	1,471
Longview Fibre Paper & Packaging
8.000%, 06/01/16 (A)	1,645	1,670
Lyondell Chemical
11.000%, 05/01/18	9,377	10,561
8.000%, 11/01/17 (A)	3,928	4,419
MacDermid
9.500%, 04/15/17 (A)	1,400	1,495
Millar Western Forest Products
8.500%, 04/01/21 (A)	1,325	1,265
Mirabela Nickel
8.750%, 04/15/18 (A)	1,055	1,063
Momentive Performance Materials
9.000%, 01/15/21 (A)	2,275	2,434
Momentive PIK
11.000%, 06/04/17 (F) (G)	2,300	2,013
Neenah Foundry
15.000%, 07/29/15	117	115
NewPage
11.375%, 12/31/14	480	463
Nexeo Solutions LLC
8.375%, 03/01/18 (A)	1,835	1,908
Noranda Aluminum Acquisition
4.417%, 05/15/15 (C)	2,203	2,115
Nova Chemicals
8.625%, 11/01/19	390	442
Novelis
8.750%, 12/15/20 (A)	1,100	1,216
8.375%, 12/15/17	3,570	3,891
PH Glatfelter
7.125%, 05/01/16	1,115	1,150
7.125%, 05/01/16	175	180
PolyOne
7.375%, 09/15/20	645	691
Rain CII Carbon LLC
8.000%, 12/01/18 (A)	390	418
Reichhold Industries
9.000%, 08/15/14 (A)	2,716	2,526

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rhodia
6.875%, 09/15/20 (A)	$2,605	$3,038
Ryerson
12.000%, 11/01/15	1,725	1,867
Scotts Miracle-Gro
7.250%, 01/15/18	385	411
Solutia
8.750%, 11/01/17	1,685	1,860
7.875%, 03/15/20	1,000	1,100
Standard Steel LLC
12.000%, 05/01/15 (A)	3,470	3,557
Verso Paper Holdings LLC
8.750%, 02/01/19 (A)	560	560
Vertellus Specialties
9.375%, 10/01/15 (A)	4,165	4,352

		105,874

Telecommunication Services — 11.7%
Affinion Group
11.500%, 10/15/15	2,550	2,652
7.875%, 12/15/18 (A)	3,895	3,700
American Media
11.500%, 12/15/17 (A)	687	744
Avaya
10.125%, 11/01/15	3,346	3,479
9.750%, 11/01/15	1,225	1,272
7.000%, 04/01/19 (A)	3,640	3,558
Buccaneer Merger Sub
9.125%, 01/15/19 (A)	2,830	3,032
CCH II LLC
13.500%, 11/30/16	500	595
CCO Holdings LLC
8.125%, 04/30/20	2,511	2,715
7.875%, 04/30/18	2,190	2,321
7.250%, 10/30/17	190	198
7.000%, 01/15/19	465	475
7.000%, 01/15/19 (A)	1,995	2,032
Cengage Learning Holdco
13.750%, 07/15/15 (A)	4,100	3,957
Cequel Communications Holdings I LLC and Cequel Capital
8.625%, 11/15/17 (A)	4,859	5,163
Cincinnati Bell
8.375%, 10/15/20	1,630	1,650
Clear Channel Communications
9.250%, 12/15/17	2,870	3,135
9.000%, 03/01/21 (A)	2,535	2,541
Clearwire Communications LLC (A)
12.000%, 12/01/15	4,000	4,375
12.000%, 12/01/15	5,975	6,520
12.000%, 12/01/17	2,064	2,252
Cleveland Unlimited
13.500%, 12/15/10 (A) (B) (C)	4,260	2,982

SEI Institutional Investments Trust / Annual Report / May 31, 2011	119

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cogent Communications Group
8.375%, 02/15/18 (A)	$705	$737
Columbus International
11.500%, 11/20/14 (A)	1,265	1,456
CommScope
8.250%, 01/15/19 (A)	1,090	1,142
Cricket Communications
7.750%, 10/15/20	1,820	1,802
7.750%, 10/15/20 (A)	255	251
Crown Castle International
9.000%, 01/15/15	1,005	1,115
CSC Holdings
8.625%, 02/15/19	2,650	3,054
Deltacom
10.500%, 04/01/16	805	869
Digicel
12.000%, 04/01/14 (A)	600	698
8.250%, 09/01/17 (A)	4,419	4,640
Digicel Group
10.500%, 04/15/18 (A)	2,530	2,859
Digital Content Protection
10.750%, 08/15/15 (A)	3,000	2,813
DISH DBS
7.875%, 09/01/19	2,340	2,548
7.125%, 02/01/16	3,615	3,859
6.750%, 06/01/21 (A)	1,540	1,555
EH Holding (A)
7.625%, 06/15/21	2,489	2,545
6.500%, 06/15/19	645	652
Frontier Communications
8.500%, 04/15/20	45	49
6.625%, 03/15/15	1,100	1,148
GCI
8.625%, 11/15/19	1,135	1,264
6.750%, 06/01/21 (A)	1,500	1,515
GXS Worldwide
9.750%, 06/15/15	8,973	9,130
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/19 (A)	1,750	1,754
Inmarsat Finance
7.375%, 12/01/17 (A)	2,450	2,597
Integra Telecom Holdings
10.750%, 04/15/16 (A)	1,035	1,087
Intelsat Bermuda
11.250%, 06/15/16	2,980	3,159
Intelsat Jackson Holdings
9.500%, 06/15/16	1,200	1,260
7.250%, 04/01/19 (A)	740	746
7.250%, 10/15/20 (A)	1,415	1,419
Intelsat Luxembourg
11.500%, 02/04/17 (A)	4,092	4,435
11.500%, 02/04/17	2,517	2,728
11.250%, 02/04/17	3,480	3,758
iPCS PIK
3.554%, 05/01/14 (C)	206	199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kabel BW Erste Beteiligungs
7.500%, 03/15/19 (A)	$2,990	$3,113
Level 3 Communications
11.875%, 02/01/19 (A)	255	282
Level 3 Escrow
8.125%, 07/01/19 (A)	480	485
Level 3 Financing
10.000%, 02/01/18	3,455	3,740
9.375%, 04/01/19 (A)	1,215	1,279
Liberty Media LLC
8.250%, 02/01/30	2,240	2,181
Lucent Technologies
6.450%, 03/15/29	2,130	1,954
MetroPCS Wireless
7.875%, 09/01/18	1,910	2,056
Nexstar/Mission Broadcast
8.875%, 04/15/17	2,100	2,278
Nielsen Finance LLC
7.750%, 10/15/18 (A)	2,070	2,220
NII Capital
10.000%, 08/15/16	2,190	2,513
7.625%, 04/01/21	690	732
Open Solutions
9.750%, 02/01/15 (A)	5,090	3,207
Orascom Telecom Finance
7.875%, 02/08/14 (A)	1,000	1,039
PAETEC Holding
9.875%, 12/01/18 (A)	2,230	2,392
8.875%, 06/30/17	845	917
Qwest
7.500%, 06/15/23	710	713
7.250%, 09/15/25	375	400
7.250%, 10/15/35	1,200	1,212
6.875%, 09/15/33	275	271
Qwest Communications International
8.000%, 10/01/15	100	110
Qwest Communications International, Ser B
7.500%, 02/15/14	1,370	1,389
Sable International Finance MTN
7.750%, 02/15/17 (A)	640	659
Satmex Escrow
9.500%, 05/15/17 (A)	690	707
SBA Telecommunications
8.250%, 08/15/19	315	347
8.000%, 08/15/16	305	331
Sinclair Television Group
9.250%, 11/01/17 (A)	1,900	2,123
8.375%, 10/15/18	1,820	1,943
Sprint Capital
8.750%, 03/15/32	6,390	7,053
6.900%, 05/01/19	420	439
Telcordia Technologies
11.000%, 05/01/18 (A)	9,200	10,396

120	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telesat Canada
12.500%, 11/01/17	$935	$1,117
Trilogy International
10.250%, 08/15/16 (A)	70	73
TW Telecom
8.000%, 03/01/18	1,845	2,004
Univision Communications (A)
8.500%, 05/15/21	3,475	3,579
7.875%, 11/01/20	2,000	2,120
UPC Holding BV
9.875%, 04/15/18 (A)	3,715	4,161
Videotron Ltee
9.125%, 04/15/18	1,045	1,168
Virgin Media Finance
9.500%, 08/15/16	930	1,063
8.375%, 10/15/19	1,095	1,232
Visant
10.000%, 10/01/17	2,660	2,813
West
7.875%, 01/15/19 (A)	1,380	1,406
Wind Acquisition Finance (A)
11.750%, 07/15/17	3,318	3,857
7.250%, 02/15/18	765	813
Windstream
8.125%, 09/01/18	685	747
7.750%, 10/01/21	1,570	1,700
7.500%, 04/01/23	390	402
XM Satellite Radio Holdings (A)
13.000%, 08/01/13	4,530	5,391
7.625%, 11/01/18	5,180	5,504
Zayo Group LLC
10.250%, 03/15/17	1,085	1,204

		227,026

Utilities — 1.9%
AES
9.750%, 04/15/16	1,655	1,916
Calpine (A)
7.875%, 07/31/20	3,503	3,713
7.500%, 02/15/21	2,653	2,759
7.250%, 10/15/17	455	473
Calpine Generating LLC
14.320%, 04/01/11 (B) (C)	1,500	199
Dynegy Holdings
7.750%, 06/01/19	1,500	1,095
Edison Mission Energy
7.625%, 05/15/27	1,975	1,491
Elwood Energy LLC
8.159%, 07/05/26	869	861
Energy Future Holdings
10.000%, 01/15/20	585	633
GenOn Americas Generation LLC
8.500%, 10/01/21	1,550	1,608

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GenOn Energy
9.500%, 10/15/18	$900	$947
North American Energy Alliance LLC
10.875%, 06/01/16 (A)	1,300	1,463
NRG Energy
8.250%, 09/01/20	720	738
7.625%, 01/15/18 (A)	1,200	1,212
7.375%, 01/15/17	1,600	1,688
NSG Holdings LLC
7.750%, 12/15/25 (A)	2,100	2,100
Public Service of New Mexico
7.950%, 05/15/18	2,800	3,209
Puget Sound Energy, Ser A
6.974%, 06/01/67 (C)	1,035	1,055
Sabine Pass LNG L.P.
7.500%, 11/30/16 (A)	1,880	1,932
7.500%, 11/30/16	6,920	7,110

		36,202

Total Corporate Obligations (Cost $1,545,478) ($ Thousands)		1,635,891

LOAN PARTICIPATIONS — 5.6%
AL Gulf Coast Terminals
6.750%, 06/02/16	1,902	1,906
Alliance Laundry
6.750%, 09/23/16	53	54
6.250%, 09/23/16	1,773	1,789
Asurion LLC 1st Lien (I)
0.000%, 06/10/18	1,475	1,489
Asurion LLC 2nd Lien (I)
0.000%, 06/10/19	4,600	4,645
Attachmate WRQ Term Loan B
6.500%, 02/25/17	1,750	1,758
Avaya
3.005%, 10/26/14	744	718
Avaya Term B-3 Loan
4.755%, 10/26/17	1,494	1,456
Awas Finance
7.750%, 05/30/16	2,976	3,036
Boston Generating
11.250%, 12/20/16 (B)	185	—
8.500%, 06/20/14	650	14
Brock Holdings III 2nd Lien
10.500%, 03/16/18	460	472
Central Parking
2.563%, 05/22/14	616	544
Central Parking 1st Lien Term Loan
2.500%, 05/22/14	1,706	1,506
Claire’s Stores
5.000%, 05/27/14	3	2
3.057%, 05/27/14	643	591
3.023%, 05/27/14	135	124
Cristal Inorganic Chemicals US
6.057%, 11/15/14	3,050	3,039

SEI Institutional Investments Trust / Annual Report / May 31, 2011	121

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CTV TLB (I)
0.000%, 12/27/14	$695	$698
Endo Pharmaceuticals Bridge Loan (I)
0.000%, 04/10/12	935	935
0.000%, 04/10/12	2,000	—
First Data
2.945%, 09/24/14	1,665	1,557
First Data Term Loan B-3 (I)
0.000%, 09/24/14	1,502	1,403
Gambro Aktiebolag
4.947%, 12/05/15	665	664
4.447%, 06/06/16	635	639
Georgia Pacific
2.307%, 12/20/12	163	163
Green Valley Ranch Gaming
3.507%, 08/06/14	2,000	4
Guitar Center Extended Term Loan
5.560%, 04/09/17	3,086	2,925
Harbinger
10.000%, 01/28/12	5,405	5,405
Harrah’s Operating
9.500%, 10/31/16	2,963	3,140
3.307%, 01/28/15	5	5
3.274%, 01/28/15	1,567	1,453
Ineos US Finance LLC
8.000%, 12/16/14	1,544	1,595
7.500%, 12/16/13	1,350	1,387
Infor Global Enterprise Solutions
6.441%, 03/02/14	210	189
Infor Global Enterprise Solutions Tranche 1
6.441%, 03/02/14	1,073	965
Infor Global Solutions
8.200%, 08/29/14	4,709	3,748
Infor Global Solutions Intermediate Holdings
6.441%, 03/02/14	2,217	1,993
Intelsat Jackson Holdings
2.775%, 02/01/14	2,400	2,307
Kalispel Tribal Economic Authority
6.057%, 01/31/17	3,300	3,251
Level 3 Financing Bridge Loan
0.000%, 04/11/12	1,170	1,170
Medical Card Term Loan
12.250%, 09/15/15	26	28
12.000%, 09/15/15	2,052	2,155
Merrill Communications LLC
7.500%, 12/24/12	1,400	1,398
Metroflag 2nd Lien
14.000%, 01/06/09	325	—
MGM Mirage
7.000%, 02/21/14	989	984
MGM Mirage Term C Loan (I)
0.000%, 02/21/14	500	497

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCO Group
7.500%, 05/15/13	$2,735	$2,719
Nelson Education
2.807%, 07/05/14	1,500	1,378
Nuveen Investments
12.500%, 07/31/15	1,920	2,051
Obsidian Natural Gas Trust
7.000%, 11/02/15	2,657	2,697
PQ
6.700%, 06/14/14	1,450	1,432
Realogy
13.500%, 10/15/17	1,140	1,216
4.518%, 10/10/13	850	808
Rite Aid Lien 1
4.500%, 02/17/18	2,430	2,398
Shield Finance
7.750%, 06/15/16	2,933	2,936
Silgan Holdings (I)
0.000%, 04/27/12	2,120	2,120
Simmons Holdco, Unsecured Term Loan (Escrow) (I)
0.000%, 02/15/12	1,697	—
Smart Technologies
7.191%, 08/28/15	675	673
Solera Bridge Loan (I)
0.000%, 08/15/11	3,600	—
SpringLeaf Financial
5.500%, 04/28/17	2,170	2,166
Summit Material
6.500%, 12/03/15	1,796	1,797
Sun Healthcare Group Term Loan B (I)
0.000%, 10/18/16	2,040	2,040
Targa Resources
3.307%, 02/09/15	770	766
3.254%, 02/09/15	785	781
Telx Group Term Loan
6.500%, 06/17/15	993	992
Texas Competitive Electric Holdings Extended Term Loan
4.768%, 10/10/17	477	377
4.706%, 10/10/17	449	355
Texas Competitive Electric Holdings Extended Term Loan B (I)
0.000%, 10/10/17	1,105	874
Texas Competitive Electric Holdings Term Loan
3.738%, 10/10/14	4,886	4,153
Texas Competitive Electrical Holdings Term Loan B (I)
0.000%, 10/10/14	1,680	1,428
Tronox
7.000%, 10/14/15	1,706	1,720
Vertafore
9.750%, 10/27/17	545	553

122	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wide Open West Finance
6.448%, 06/27/15	$4,092	$3,924
Zuffa
7.500%, 06/19/15	1,773	1,782

Total Loan Participations (Cost $105,111) ($ Thousands)		107,937

COLLATERALIZED DEBT OBLIGATIONS — 6.3%

Other Asset-Backed Securities — 6.3%
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.714%, 11/18/19 (A) (C)	6,794	6,608
ACAS, Ser 2007-1A, Cl A1J
0.613%, 04/20/21 (A) (C)	6,476	5,505
CIFC Funding, Ser 2007-3A, Cl B
1.553%, 07/26/21 (A) (C)	2,700	2,081
CIT CLO, Ser 2007-1A, Cl D
2.304%, 06/20/21 (A) (C)	3,000	2,310
Colts Trust, Ser 2007-1A, Cl A
0.534%, 03/20/21 (A) (C)	2,428	2,211
Eastland CLO, Ser 2007-1A, Cl A2B
0.603%, 05/01/22 (A) (C)	3,265	2,579
Emporia Preferred Funding, Ser 2007-3A, Cl C
1.203%, 04/23/21 (A) (C)	2,024	1,558
FM Leveraged Capital, Ser 2006-2A, Cl B
0.783%, 11/15/20 (A) (C)	4,163	3,538
FM Leveraged Capital, Ser 2006-2A, Cl D
1.913%, 11/15/20 (A) (C)	915	627
Grayson CLO, Ser 2006-1A, Cl A1B
0.664%, 11/01/21 (A) (C)	6,147	4,979
Newstar Trust, Ser 2007-1A, Cl A1
0.551%, 09/30/22 (A) (C)	9,225	8,395
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.773%, 08/01/21 (A) (C)	16,434	12,983
Rockwall CDO, Ser 2006-1A, Cl A2L
0.923%, 08/01/21 (A) (C)	3,759	2,744
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.573%, 08/01/21 (A) (C)	11,435	10,148
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.523%, 08/01/24 (A) (C)	49,909	42,921
Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.773%, 01/29/20 (A) (C)	3,741	3,442
Tricadia CDO, Ser 2007-1AR, Cl A2L
0.754%, 02/28/16 (A) (C)	8,991	7,710

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westwood CDO, Ser 2007-2A, Cl C
0.974%, 04/25/22 (A) (C)	$3,373	$2,513

Total Collateralized Debt Obligations (Cost $101,981) ($ Thousands)		122,852

ASSET-BACKED SECURITIES — 0.4%

Other Asset-Backed Securities — 0.4%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.816%, 03/15/19 (C)	2,413	1,623
Cajun Global LLC, Ser 2011-1A, Cl A2
5.955%, 02/20/41 (A)	1,587	1,639
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	1,403	1,424
Equinox Funding, Ser 2000-1A, Cl A
0.887%, 11/15/12 (A) (C)	3,533	3,427

Total Asset-Backed Securities (Cost $20,031) ($ Thousands)		8,113

AUCTION RATE PREFERRED SECURITIES — 0.5%
BlackRock Municipal Income Quality Trust (C)	14,500	1,305
BlackRock Municipal Income Trust (C)	27,000	2,430
BlackRock MuniVest Fund II (C)	9,250	833
BlackRock MuniYield Fund (C)	11,750	1,057
Invesco Insured Municipal Income Trust	25,000	2,225
Invesco Van Kampen Senior Income Trust	25,000	2,225

Total Auction Rate Preferred Securities (Cost $9,668) ($ Thousands)		10,075

PREFERRED STOCK — 0.5%
Ally Financial (A) (C)
8.500%	4,615	4,458
7.000%	55,000	1,449
Dana Holding
4.000% (A)	5,754	895
General Motors CV to 1.2626
4.750%	5,875	294
GMAC Capital Trust I,
8.125% (C)	85,000	2,233

Total Preferred Stock (Cost $7,592) ($ Thousands)		9,329

MUNICIPAL BONDS — 0.4%
California State, Tobacco Securitization
5.750%, 06/01/47	2,780	1,905
5.125%, 06/01/47	3,905	2,403

SEI Institutional Investments Trust / Annual Report / May 31, 2011	123

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Concluded)

May 31, 2011

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

New Jersey State, Tobacco Settlement, Ser 1A
4.750%, 06/01/34	$655	$416
Tobacco Settlement, Ser 1A
5.000%, 06/01/41	5,915	3,764

Total Municipal Bonds (Cost $8,295) ($ Thousands)		8,488

COMMON STOCK — 0.3%
Aventine Renewable Energy Holdings* (A)	63,252	1,015
Core-Mark Holding*	812	29
Dana Holdings*	67,821	1,229
Delta Air Lines*	2,632	27
Dex One*	42,145	98
LyondellBasell Industries, Cl A	79,971	3,504
Neenah Enterprises* (F) (G)	21,556	97
Solutia*	368	9
United Continental Holdings*	21	—
VSS AHC, Cl A* (F) (G) (H)	43,496	519

Total Common Stock (Cost $5,613) ($ Thousands)		6,527

CONVERTIBLE BONDS — 0.3%
Hologic CV to 25.9110
2.000%, 12/15/37	965	942
Liberty Media LLC CV to 60.0532
3.750%, 02/15/30	3,680	2,111

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

Liberty Media LLC CV to 82.0325
4.000%, 11/15/29	$2,025	$1,210
Live Nation Entertainment CV to 36.8395
2.875%, 07/15/27	1,101	1,030
Mirant CV to 14.7167
0.000%, 06/15/21	1,950	4
Vector Group CV to 59.3618
12.921%, 06/15/26 (C)	410	498

Total Convertible Bonds (Cost $5,432) ($ Thousands)		5,795

	Number of Warrants

WARRANTS — 0.0%
Alion Science and Technology, Expires 03/15/17*	2,025	—

Total Warrants (Cost $ — ) ($ Thousands)		—

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%†**	28,432,788	28,433

Total Cash Equivalent (Cost $28,433) ($ Thousands)		28,433

Total Investments — 100.2% (Cost $1,837,634) ($ Thousands)		$1,943,440

A summary of outstanding swap agreements held by the Fund at May 31, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	CDX.NA.HY.13-V2 Index	BUY	5.00	12/20/14	14,058	$(1,644)
Barclays Bank PLC	CDX.NA.HY.15 Index	BUY	5.00	12/20/15	13,000	(189)

						$(1,833)

Percentages are based on a Net Assets of $1,939,023 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2011. The date reported is the final maturity date.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Step Bonds — The rate reflected is the effective yield on May 31, 2011. The coupon on a step bond changes on a specified date.

(F)	Securities considered illiquid. The total value of such securities as of May 31, 2011 was $2,723 ($ Thousands) and represented 0.14% of Net Assets.
(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2011 was $2,723 and represented 0.14% of Net Assets.

(H)	Securities considered restricted. The total value of such securities as of May 31, 2011 was $613 ($ Thousands) and represented 0.03% of Net Assets.

(I)	Unsettled bank loan. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O.

124	SEI Institutional Investments Trust / Annual Report / May 31, 2011

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,620,698	$15,193	$1,635,891
Loan Participations	—	89,345	18,592	107,937
Collateralized Debt Obligations	—	—	122,852	122,852
Asset-Backed Securities	—	3,047	5,066	8,113
Auction Rate Preferred Securities	—	—	10,075	10,075
Preferred Stock	1,189	8,140	—	9,329
Municipal Bonds	—	8,488	—	8,488
Common Stock	4,896	771	860	6,527
Convertible Bonds	—	5,791	4	5,795
Warrants	—	—	—	—
Cash Equivalent	28,433	—	—	28,433

Total Investments in Securities	$34,518	$1,736,280	$172,642	$1,943,440

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$(1,833)	$—	$(1,833)

Total Other Financial Instruments	$—	$(1,833)	$—	$(1,833)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Collateralized Debt Obligations	Investments in Asset-Backed Securities	Investments in Auction Rate Preferred Security	Investments in Preferred Stock	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as June 1, 2010	$20,182	$15,914	$31,116	$—	$6,622	$363	$3,007	$4
Accrued discounts/premiums	(160)	(20)	728	6	—	—	—	—
Realized gain/(loss)	(3,700)	14	(1,878)	11	246	(576)	—	—
Change in unrealized appreciation/(depreciation)	1,567	522	21,197	46	244	213	(411)	—
Net purchases/sales	(2,907)	6,067	71,689	5,003	2,963	—	—	—
Net transfer into Level 3	4,914	7,230	—	—	—	—	97	—
Net transfer out of Level 3	(4,703)	(11,135)	—	—	—	—	(1,833)	—

Ending balance as of May 31, 2011	$15,193	$18,592	$122,852	$5,066	$10,075	$—	$860	$4

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(664)	$34	$9,531	$46	$288	$—	$741	$—

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the year ended May 31, 2011, the transfer out of Level 3 were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	125

SCHEDULE OF INVESTMENTS

Long Duration Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 60.8%

Consumer Discretionary — 7.7%
Comcast
6.550%, 07/01/39	$2,535	$2,802
6.450%, 03/15/37	13,705	14,895
6.400%, 05/15/38	2,127	2,298
6.400%, 03/01/40	4,389	4,783
Comcast Cable Communications Holdings
9.455%, 11/15/22	5,200	7,313
COX Communications (A)
8.375%, 03/01/39	5,975	8,178
6.950%, 06/01/38	4,883	5,726
CVS Caremark
6.125%, 09/15/39	14,825	15,468
5.750%, 05/15/41	5,795	5,746
CVS Pass-Through Trust
8.353%, 07/10/31 (A)	5,168	6,354
DIRECTV Holdings
6.375%, 03/01/41	1,105	1,182
6.000%, 08/15/40	7,870	8,071
Historic TW
6.625%, 05/15/29	3,995	4,423
Home Depot
5.950%, 04/01/41	9,671	10,144
5.400%, 09/15/40	3,842	3,748
Lowe’s
7.110%, 05/15/37	1,402	1,752
5.800%, 04/15/40	2,211	2,394
McDonald’s MTN
6.300%, 03/01/38	6,015	7,141
NBC Universal
6.400%, 04/30/40 (A)	3,725	4,047
5.950%, 04/01/41 (A)	13,301	13,677
4.375%, 04/01/21 (A)	4,450	4,423
News America
8.150%, 10/17/36	2,355	3,012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.850%, 03/01/39	$6,275	$7,752
7.700%, 10/30/25	1,450	1,798
6.900%, 08/15/39	2,775	3,133
6.750%, 01/09/38	2,260	2,480
6.650%, 11/15/37	8,480	9,278
6.150%, 03/01/37	1,945	2,016
6.150%, 02/15/41 (A)	4,195	4,303
TCI Communications
7.875%, 02/15/26	635	816
Time Warner
7.700%, 05/01/32	3,448	4,204
7.625%, 04/15/31	14,455	17,433
7.570%, 02/01/24	295	366
6.250%, 03/29/41	6,600	6,897
6.100%, 07/15/40	3,900	4,015
Time Warner Cable
8.750%, 02/14/19	6,730	8,611
8.250%, 04/01/19	3,075	3,847
7.300%, 07/01/38	1,757	2,041
6.750%, 06/15/39	3,650	4,011
5.875%, 11/15/40	6,525	6,443
Time Warner Entertainment
8.375%, 07/15/33	5,700	7,349
Wal-Mart Stores
6.200%, 04/15/38	8,250	9,281
5.625%, 04/01/40	9,817	10,285
5.625%, 04/15/41	10,930	11,459
5.000%, 10/25/40	2,540	2,442
Yum! Brands
6.875%, 11/15/37	3,825	4,458

		272,295

Consumer Staples — 3.4%
Altria Group
10.200%, 02/06/39	8,190	12,157
4.750%, 05/05/21	2,820	2,849
Anheuser-Busch
6.450%, 09/01/37	945	1,092
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39	4,430	6,257
6.875%, 11/15/19	6,000	7,337
6.375%, 01/15/40	9,360	10,864
Diageo Capital
5.875%, 09/30/36	2,653	2,946
General Mills
5.400%, 06/15/40	1,090	1,126
HJ Heinz Finance
7.125%, 08/01/39 (A)	7,270	8,976
Kellogg
4.000%, 12/15/20	8,550	8,624
Kraft Foods
6.875%, 02/01/38	15,985	18,714
6.500%, 02/09/40	10,060	11,328

126	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts Institute of Technology
5.600%, 07/01/11 (2111)	$4,700	$4,918
PepsiCo
5.500%, 01/15/40	4,215	4,514
Philip Morris International
6.375%, 05/16/38	1,705	2,000
President and Fellows of Harvard College
5.625%, 10/01/38	5,015	5,575
Procter & Gamble
8.000%, 09/01/24	3,000	4,186
Ralcorp Holdings
6.625%, 08/15/39	6,000	6,480
Sara Lee
4.100%, 09/15/20	1,235	1,212

		121,155

Energy — 6.7%
Apache
5.100%, 09/01/40	3,030	2,985
BG Energy Capital
4.000%, 12/09/20 (A)	3,415	3,453
Canadian Natural Resources
6.750%, 02/01/39	2,360	2,805
6.250%, 03/15/38	3,000	3,365
Cenovus Energy
6.750%, 11/15/39	4,515	5,332
ConocoPhillips
6.500%, 02/01/39	19,150	22,874
5.900%, 05/15/38	6,380	7,053
Diamond Offshore Drilling
5.700%, 10/15/39	828	856
El Paso Pipeline Partners Operating LLC
7.500%, 11/15/40	5,575	6,790
Encana
6.500%, 02/01/38	6,140	6,894
ENI
5.700%, 10/01/40 (A)	5,550	5,506
EQT
8.125%, 06/01/19	8,455	10,430
Hess
7.875%, 10/01/29	4,238	5,460
6.000%, 01/15/40	4,544	4,781
5.600%, 02/15/41	4,865	4,893
Husky Energy
7.250%, 12/15/19	4,000	4,871
Kinder Morgan Energy Partners
6.375%, 03/01/41	5,675	6,034
Marathon Oil
6.600%, 10/01/37	6,185	7,073
Marathon Petroleum
6.500%, 03/01/41 (A)	6,423	6,893

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Motiva Enterprises LLC
6.850%, 01/15/40 (A)	$5,685	$6,775
Noble Holding International
6.200%, 08/01/40	2,810	3,048
Panhandle Eastern Pipeline
8.125%, 06/01/19	1,600	1,950
7.000%, 06/15/18	700	811
Petrobras International Finance
6.875%, 01/20/40	5,300	5,727
Petro-Canada
6.800%, 05/15/38	3,725	4,345
Petroleos Mexicanos
6.500%, 06/02/41 (A)	1,750	1,760
Shell International Finance BV
5.500%, 03/25/40	14,321	15,370
Spectra Energy Capital LLC
7.500%, 09/15/38	1,913	2,358
6.750%, 02/15/32	3,000	3,373
Southern Natural Gas
7.350%, 02/15/31	870	1,049
Statoil
5.100%, 08/17/40	6,300	6,303
Suncor Energy
6.850%, 06/01/39	3,675	4,311
6.500%, 06/15/38	5,675	6,437
Talisman Energy
7.250%, 10/15/27	3,325	4,018
Tennessee Gas Pipeline
8.375%, 06/15/32	2,655	3,477
TransCanada PipeLines
7.625%, 01/15/39	2,500	3,234
7.250%, 08/15/38	3,100	3,832
6.100%, 06/01/40	7,875	8,671
Valero Energy
10.500%, 03/15/39	4,129	6,123
6.625%, 06/15/37	3,220	3,443
6.125%, 02/01/20	3,007	3,361
Williams
7.875%, 09/01/21	2,592	3,378
7.750%, 06/15/31	2,264	2,860
XTO Energy
6.100%, 04/01/36	8,315	9,859

		234,221

Financials — 23.1%
ACE INA Holdings
6.700%, 05/15/36	4,677	5,512
Aflac
6.900%, 12/17/39	8,565	9,397
6.450%, 08/15/40	1,510	1,553
Alta Wind Holdings
7.000%, 06/30/35 (A)	4,887	5,317
American Express
8.150%, 03/19/38	3,910	5,419

SEI Institutional Investments Trust / Annual Report / May 31, 2011	127

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.125%, 05/20/19	$5,615	$7,242
7.000%, 03/19/18	1,840	2,209
Assurant
6.750%, 02/15/34	4,465	4,621
BAC Capital Trust XV
1.110%, 06/01/56 (B)	8,000	6,029
Bank of America
6.500%, 09/15/37	2,700	2,833
5.750%, 12/01/17	5,750	6,234
5.650%, 05/01/18	22,040	23,543
5.000%, 05/13/21	4,750	4,741
Bank of America, Ser A
8.070%, 12/31/26 (A)	5,095	5,235
Bank One Capital III
8.750%, 09/01/30	3,550	4,628
Barclays Bank
5.125%, 01/08/20	9,000	9,312
Bear Stearns
7.250%, 02/01/18	5,468	6,559
6.400%, 10/02/17	9,175	10,561
Blackstone Holdings Finance LLC
6.625%, 08/15/19 (A)	7,138	7,735
BRE Properties
5.500%, 03/15/17‡	750	825
Camden Property Trust
4.625%, 06/15/21‡	3,425	3,405
Capital One Capital VI
8.875%, 05/15/40	4,000	4,145
CDP Financial
5.600%, 11/25/39 (A)	17,565	18,805
Chase Capital II
0.773%, 02/01/27 (B)	4,984	4,298
Chase Capital VI
0.898%, 08/01/28 (B)	2,695	2,296
Chubb
6.500%, 05/15/38	10,240	11,918
Citigroup
8.125%, 07/15/39	1,695	2,210
6.875%, 03/05/38	28,330	32,825
6.875%, 02/15/98	1,765	1,787
5.875%, 05/29/37	6,551	6,764
5.500%, 02/15/17	9,005	9,727
Commonwealth Bank of Australia
5.000%, 10/15/19 (A)	4,250	4,469
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/10 (2110) (A)	12,855	12,863
Credit Suisse NY
6.000%, 02/15/18	7,600	8,364
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A) (B)	3,195	2,951
Discover Bank
8.700%, 11/18/19	6,275	7,829
7.000%, 04/15/20	1,250	1,425

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ERP Operating
5.750%, 06/15/17‡	$3,000	$3,381
Farmers Exchange Capital
7.050%, 07/15/28 (A)	17,515	18,480
First Union
7.575%, 08/01/26	4,920	5,991
FleetBoston Financial
6.875%, 01/15/28	3,250	3,482
FMR
6.500%, 12/14/40 (A)	1,000	1,077
General Electric Capital MTN
6.875%, 01/10/39	33,265	39,082
6.150%, 08/07/37	8,775	9,420
5.875%, 01/14/38	18,198	18,937
5.300%, 02/11/21	880	924
4.375%, 09/16/20	2,315	2,307
Goldman Sachs Group
7.500%, 02/15/19	251	294
6.750%, 10/01/37	32,665	32,821
6.250%, 02/01/41	21,218	21,446
6.150%, 04/01/18	155	170
0.450%, 02/06/12 (B)	5,000	5,001
Guardian Life Insurance of America
7.375%, 09/30/39 (A)	10,635	13,065
HBOS MTN
6.750%, 05/21/18 (A)	3,700	3,735
HCP
6.750%, 02/01/41‡	6,175	6,718
6.700%, 01/30/18‡	2,295	2,623
6.300%, 09/15/16‡	2,195	2,492
Health Care REIT
6.500%, 03/15/41‡	8,360	8,452
4.950%, 01/15/21‡	5,750	5,684
Healthcare Realty Trust
5.750%, 01/15/21‡	1,275	1,335
HSBC Holdings
6.500%, 09/15/37	10,955	11,714
5.100%, 04/05/21	5,500	5,723
International Lease Finance (A)
7.125%, 09/01/18	1,500	1,642
6.750%, 09/01/16	3,700	4,015
Jefferies Group
8.500%, 07/15/19	2,650	3,213
6.875%, 04/15/21	1,768	1,944
JPMorgan Chase
6.400%, 05/15/38	7,092	8,082
6.300%, 04/23/19	3,775	4,311
6.000%, 01/15/18	2,671	3,014
5.500%, 10/15/40	1,750	1,791
JPMorgan Chase Bank
6.000%, 10/01/17	4,170	4,687
JPMorgan Chase Capital XXVII
7.000%, 11/01/39	2,750	2,834

128	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

KKR Group Finance
6.375%, 09/29/20 (A)	$4,670	$4,982
Lloyds TSB Bank
6.375%, 01/21/21	3,000	3,176
Macquarie Bank MTN
6.625%, 04/07/21 (A)	9,025	9,223
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (A)	12,320	17,759
Merrill Lynch
8.950%, 05/02/17 (B)	1,305	1,427
8.950%, 05/18/17 (B)	1,340	1,474
7.750%, 05/14/38	3,340	3,921
6.110%, 01/29/37	5,925	5,917
MetLife
7.717%, 02/15/19	3,000	3,680
5.875%, 02/06/41	5,590	5,885
Metropolitan Life Insurance
7.800%, 11/01/25 (A)	4,700	5,684
Morgan Stanley MTN
7.300%, 05/13/19	6,445	7,422
6.625%, 04/01/18	15,560	17,514
5.625%, 09/23/19	15,625	16,542
5.500%, 01/26/20	5,798	5,962
NASDAQ OMX Group
5.550%, 01/15/20	5,442	5,460
National Australia Bank
4.375%, 12/10/20 (A)	5,690	5,657
Nationwide Mutual Insurance
6.600%, 04/15/34 (A)	5,426	5,265
New York Life Insurance
6.750%, 11/15/39 (A)	15,100	17,889
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (A)	7,275	8,037
PNC Funding
5.125%, 02/08/20	8,475	9,187
Power Receivables Finance
6.290%, 01/01/12 (A)	284	285
Prudential Financial MTN
6.625%, 06/21/40	1,000	1,129
5.700%, 12/14/36	4,845	4,884
Prudential Holdings LLC
8.695%, 12/18/23 (A)	8,646	10,808
Prudential Insurance of America
8.300%, 07/01/25 (A)	5,500	6,964
Raymond James Financial
8.600%, 08/15/19	1,655	2,049
Security Benefit Life
7.450%, 10/01/33 (A)	6,575	5,829
Simon Property Group‡
10.350%, 04/01/19	1,995	2,816
6.750%, 02/01/40	8,848	10,277
State Street
7.350%, 06/15/26	6,155	7,738
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (A)	9,430	11,145

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Travelers
5.350%, 11/01/40	$5,785	$5,717
Ventas Realty
4.750%, 06/01/21‡	4,000	3,987
Wachovia
6.605%, 10/01/25	3,100	3,595
0.613%, 10/28/15 (B)	1,590	1,545
Wachovia Bank
6.600%, 01/15/38	10,080	11,631
5.850%, 02/01/37	5,420	5,684
WEA Finance LLC
7.125%, 04/15/18 (A)	4,513	5,325
6.750%, 09/02/19 (A)	4,775	5,562
Wells Fargo MTN
4.600%, 04/01/21	3,975	4,070
Westpac Banking
4.875%, 11/19/19	5,035	5,334
ZFS Finance USA Trust II
6.450%, 12/15/65 (A) (B)	3,650	3,814
ZFS Finance USA Trust IV
5.875%, 05/09/32 (A) (B)	4,250	4,294

		812,018

Health Care — 3.9%
Abbott Laboratories
5.300%, 05/27/40	3,547	3,665
Aetna
6.750%, 12/15/37	3,400	3,939
Amgen
6.400%, 02/01/39	3,685	4,240
5.750%, 03/15/40	5,055	5,357
AstraZeneca
6.450%, 09/15/37	5,500	6,535
Boston Scientific
7.375%, 01/15/40	3,910	4,586
6.000%, 01/15/20	1,275	1,389
Celgene
5.700%, 10/15/40	5,625	5,633
GlaxoSmithKline Capital
6.375%, 05/15/38	6,105	7,168
Highmark (A)
6.125%, 05/15/41	3,405	3,450
4.750%, 05/15/21	1,330	1,346
Mead Johnson Nutrition
5.900%, 11/01/39	5,350	5,664
Merck
5.850%, 06/30/39	7,370	8,297
Pfizer
7.200%, 03/15/39	11,135	14,231
Roche Holdings
7.000%, 03/01/39 (A)	15,357	19,180
Thermo Fisher Scientific
4.500%, 03/01/21	2,865	2,984

SEI Institutional Investments Trust / Annual Report / May 31, 2011	129

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UnitedHealth Group
6.625%, 11/15/37	$8,855	$10,033
6.500%, 06/15/37	4,100	4,584
5.800%, 03/15/36	5,000	5,187
Wellpoint
6.375%, 06/15/37	1,730	1,938
5.800%, 08/15/40	1,600	1,662
Wyeth
6.000%, 02/15/36	4,715	5,250
5.950%, 04/01/37	10,580	11,700

		138,018

Industrials — 3.4%
Boeing
5.875%, 02/15/40	4,975	5,544
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	2,228	2,711
6.200%, 08/15/36	5,100	5,650
5.650%, 05/01/17	2,830	3,228
Canadian National Railway
6.900%, 07/15/28	1,000	1,221
Caterpillar
5.200%, 05/27/41	10,170	10,278
Continental Airlines
5.983%, 04/19/22	7,916	8,144
Continental Airlines 2009-1 Pass-Through Trust
9.000%, 07/08/16	6,129	7,018
Delta Air Lines
6.200%, 07/02/18	1,453	1,496
Delta Air Lines 2009-1 Class A Pass-Through Trust
7.750%, 12/17/19	1,431	1,560
Delta Air Lines 2010-2 Class A Pass-Through Trust
4.950%, 05/23/19	2,292	2,292
Lockheed Martin
5.720%, 06/01/40 (A)	2,332	2,491
5.500%, 11/15/39	7,035	7,272
Meccanica Holdings USA (A)
7.375%, 07/15/39	3,570	3,879
6.250%, 01/15/40	4,315	4,108
Norfolk Southern
6.000%, 03/15/05	5,503	5,558
6.000%, 05/23/11	7,789	7,894
5.900%, 06/15/19	4,395	5,091
Raytheon
4.875%, 10/15/40	2,920	2,752
Union Pacific
6.625%, 02/01/29	1,941	2,305
6.125%, 02/15/20	2,000	2,350
5.780%, 07/15/40	5,134	5,505
United Parcel Service
6.200%, 01/15/38	2,768	3,245

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Technologies
5.700%, 04/15/40	$8,800	$9,779
Waste Management
6.125%, 11/30/39	3,590	3,879
4.600%, 03/01/21	4,280	4,405

		119,655

Information Technology — 2.1%
Cisco Systems
5.900%, 02/15/39	2,450	2,647
5.500%, 01/15/40	14,230	14,582
Energizer Holdings
4.700%, 05/19/21 (A)	3,825	3,855
International Business Machines
5.600%, 11/30/39	5,145	5,578
Juniper Networks
5.950%, 03/15/41	12,020	12,607
Microsoft
5.300%, 02/08/41	10,350	10,810
Oracle
6.500%, 04/15/38	6,200	7,329
6.125%, 07/08/39	6,290	7,124
5.375%, 07/15/40 (A)	8,735	8,989

		73,521

Materials — 0.5%
ArcelorMittal
7.000%, 10/15/39	8,055	8,395
6.750%, 03/01/41	2,025	2,041
Southern Copper
7.500%, 07/27/35	4,999	5,443

		15,879

Sovereign — 0.2%
Province of Quebec MTN
6.350%, 01/30/26	4,880	6,111
Tennessee Valley Authority
4.625%, 09/15/60	2,015	1,953

		8,064

Telecommunication Services — 3.0%
AT&T
6.550%, 02/15/39	6,075	6,702
6.400%, 05/15/38	500	540
6.300%, 01/15/38	20,835	22,279
5.350%, 09/01/40	2,910	2,775
Bellsouth Capital Funding
7.120%, 07/15/97	3,928	4,330
BellSouth Telecommunications
7.000%, 12/01/95	4,567	4,988
British Telecommunications
9.875%, 12/15/30 (D)	3,170	4,522

130	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecom Italia Capital
7.721%, 06/04/38	$5,625	$6,017
7.200%, 07/18/36	1,765	1,795
7.175%, 06/18/19	5,375	6,103
Telefonica Emisiones
7.045%, 06/20/36	5,340	5,949
Verizon Communications
8.950%, 03/01/39	2,650	3,823
7.350%, 04/01/39	9,365	11,575
6.400%, 02/15/38	9,378	10,381
6.250%, 04/01/37	4,685	5,073
6.000%, 04/01/41	6,015	6,347
4.600%, 04/01/21	1,100	1,140
Vodafone Group
6.150%, 02/27/37	415	464

		104,803

Utilities — 6.8%
AGL Capital
5.875%, 03/15/41	5,100	5,332
Arizona Public Service
8.750%, 03/01/19	2,705	3,511
Cedar Brakes II LLC
9.875%, 09/01/13 (A)	773	813
Consolidated Edison of New York
6.750%, 04/01/38	2,470	2,997
6.300%, 08/15/37	1,440	1,664
6.200%, 06/15/36	2,225	2,549
5.500%, 12/01/39	2,165	2,296
Coso Geothermal Power Holdings
7.000%, 07/15/26 (A)	2,879	2,428
Dominion Resources
5.250%, 08/01/33	2,500	2,764
Duke Energy Carolinas LLC
6.100%, 06/01/37	5,000	5,594
5.300%, 02/15/40	5,585	5,790
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/41 (A)	3,007	3,252
Enel Finance International
6.000%, 10/07/39 (A)	4,155	3,935
Entergy Louisiana LLC
4.800%, 05/01/21	7,200	7,400
Entergy Texas
7.125%, 02/01/19	3,725	4,446
Exelon Generation LLC
6.250%, 10/01/39	4,480	4,652
5.750%, 10/01/41	12,361	12,055
FirstEnergy, Ser C
7.375%, 11/15/31	3,180	3,697
Florida Power & Light
5.960%, 04/01/39	3,225	3,674
5.400%, 09/01/35	710	755

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia Power
5.950%, 02/01/39	$3,850	$4,267
5.400%, 06/01/40	13,180	13,560
Iberdrola Finance Ireland
5.000%, 09/11/19 (A)	3,700	3,707
Kansas City Power & Light
7.150%, 04/01/19	10,930	13,183
KCP&L Greater Missouri Operations
8.270%, 11/15/21	5,100	6,077
KeySpan Gas East
5.819%, 04/01/41 (A)	9,585	10,153
Metropolitan Edison
7.700%, 01/15/19	2,500	3,038
Midamerican Energy Holdings
6.500%, 09/15/37	19,440	22,464
NextEra Energy Capital Holdings
6.000%, 03/01/19	4,000	4,500
Nisource Finance
6.250%, 12/15/40	5,180	5,510
6.125%, 03/01/22	1,767	1,986
Oncor Electric Delivery
7.500%, 09/01/38	3,200	4,025
5.250%, 09/30/40 (A)	4,975	4,897
Pacific Gas & Electric
6.250%, 03/01/39	4,500	5,007
6.050%, 03/01/34	4,100	4,471
5.800%, 03/01/37	2,681	2,846
PacifiCorp
5.750%, 04/01/37	615	670
Pennsylvania Electric
6.150%, 10/01/38	5,420	5,712
Progress Energy
7.050%, 03/15/19	4,500	5,477
San Diego Gas & Electric
5.350%, 05/15/40	1,350	1,427
Southern California Edison
6.050%, 03/15/39	7,050	8,043
Southern Union
8.250%, 11/15/29	5,075	6,142
Southwestern Electric Power
6.450%, 01/15/19	3,663	4,183
6.200%, 03/15/40	6,680	6,997
Texas-New Mexico Power
9.500%, 04/01/19 (A)	6,782	8,789
Union Electric
8.450%, 03/15/39	3,000	4,305

		241,040

Total Corporate Obligations (Cost $1,957,382) ($ Thousands)		2,140,669

U.S. TREASURY OBLIGATIONS — 27.9%
U.S. Treasury Bills
0.035%, 09/08/11 (C) (E)	2,820	2,820

SEI Institutional Investments Trust / Annual Report / May 31, 2011	131

SCHEDULE OF INVESTMENTS

Long Duration Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Treasury Bonds
7.625%, 02/15/25	$52,395	$75,842
4.375%, 05/15/40	214,255	219,980
4.375%, 05/15/41	149,495	153,443
4.250%, 11/15/40	35,770	35,927
3.875%, 08/15/40 (E)	408,413	384,355

		869,547

U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/41	4,429	4,760

U.S. Treasury Notes
3.125%, 05/15/21	3,915	3,940
2.625%, 08/15/20	5,849	5,701

		9,641

U.S. Treasury STRIPS
4.547%, 11/15/21 (C)	47,197	33,155
3.942%, 02/15/23 (C)	96,720	63,378

		96,533

Total U.S. Treasury Obligations (Cost $952,964) ($ Thousands)		983,301

MUNICIPAL BONDS — 4.3%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/49	7,200	7,935
City of Gainesville, Build America Project, RB
6.024%, 10/01/40	3,350	3,416
City of New York, Build America Project, GO Callable 10/01/20 @ 100
5.817%, 10/01/31	2,950	3,029
City of New York, New York, GO Callable 12/01/20 @ 100
6.646%, 12/01/31	2,200	2,396
Dallas County Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/44	5,518	5,968
Dallas Independent School District, Build America Project, GO, PSF-GTD Callable 02/15/21 @ 100
6.450%, 02/15/35	3,415	3,805
Indianapolis Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/40	6,605	7,252
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/45	3,300	3,770
6.008%, 07/01/39	5,000	5,274
Massachusetts Bay Transportation Authority, Ser A, RB
5.000%, 07/01/31	3,795	4,204

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	$4,765	$5,633
New York City Municipal Water Finance Authority, RB
5.882%, 06/15/44	1,500	1,585
5.724%, 06/15/42	1,250	1,348
5.440%, 06/15/43	3,540	3,623
New York City Municipal Water Finance Authority, RB Callable 06/15/20 @ 100
6.491%, 06/15/42	6,630	7,028
New York City Transitional Finance Authority, RB
5.572%, 11/01/38	2,195	2,289
New York State Dormitory Authority, RB
5.500%, 03/15/30	3,295	3,419
North Texas Tollway Authority, RB
6.718%, 01/01/49	6,762	7,505
Ohio State University, Build America Project, RB
4.910%, 06/01/40	4,470	4,357
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	3,675	3,800
San Diego County Water Authority, RB
6.138%, 05/01/49	4,550	4,918
Santa Clara Valley Transportation Authority, Build America Project, RB
5.876%, 04/01/32	2,580	2,721
State of California, Build America Project, GO
7.550%, 04/01/39	8,855	10,434
State of California, Build America Project, GO
7.300%, 10/01/39	2,100	2,395
State of Illinois, Build America Project, GO
7.350%, 07/01/35	1,145	1,258
6.630%, 02/01/35	3,275	3,350
5.100%, 06/01/33	11,575	10,192
State of New York, Build America Project, RB
5.770%, 03/15/39	6,825	7,183
State of Texas, Transportation Communication Authority, Ser B, RB
5.178%, 04/01/30	6,835	7,157
State of Virginia, Build America Project, RB
5.000%, 09/01/40	7,255	7,247
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/39	2,455	2,557

132	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/32	$3,000	$3,058

Total Municipal Bonds (Cost $141,001) ($ Thousands)		150,106

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
FHLMC
0.240%, 11/07/11 (B)	6,025	6,027
FICO STRIPS (C)
4.672%, 03/26/19	12,000	9,387
FICO STRIPS, PO
0.000%, 08/03/18 to 09/26/19	46,770	37,239

Total U.S. Government Agency Obligations (Cost $46,366) ($ Thousands)		52,653

MORTGAGE-BACKED SECURITIES — 1.5%

Agency Mortgage-Backed Obligations — 1.3%
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/24	561	627
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K013, Cl A2
3.974%, 01/25/21 (B)	6,295	6,407
FNMA
4.301%, 01/01/21	3,104	3,262
3.841%, 09/01/20	5,667	5,805
3.762%, 12/01/20	5,502	5,599
3.665%, 10/01/20	5,715	5,788
3.583%, 09/01/20	5,501	5,546
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/34	741	861
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/34	430	449
GNMA ARM
3.375%, 06/20/32 (B)	158	165
GNMA CMO, Ser 2010-164, Cl JZ
4.000%, 12/20/40	8,033	7,221
GNMA CMO, Ser 2011-70, Cl BO
3.607%, 05/20/41	10,425	5,142

		46,872

Non-Agency Mortgage-Backed Obligations — 0.2%
American Home Mortgage Investment Trust, Ser 2007-2, Cl 11A1
0.424%, 03/25/47 (B)	1,642	820
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.434%, 07/25/37 (A) (B)	1,958	1,529
Countrywide Alternative Loan Trust, Ser 2005-16, Cl A5
0.474%, 06/25/35 (B) (D)	410	137

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.514%, 03/25/35 (B)	$197	$121
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	2,505	2,695
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.407%, 03/19/45 (B) (D)	293	204
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.597%, 11/19/34 (B)	359	250
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.507%, 08/19/45 (B) (D)	509	371
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.994%, 08/25/34 (B)	101	68
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.584%, 12/25/34 (B)	176	108
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.054%, 09/25/34 (B)	42	28
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.504%, 10/25/36 (B)	21	13
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
6.061%, 04/15/45 (B)	535	598
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.524%, 01/25/45 (B)	265	216
WaMu Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 4A1
1.076%, 04/25/47 (B)	226	137

		7,295

Total Mortgage-Backed Securities (Cost $53,007) ($ Thousands)		54,167

ASSET-BACKED SECURITIES — 0.4%

Mortgage Related Securities — 0.1%
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.160%, 09/25/36 (B)	8,659	3,657

Other Asset-Backed Securities — 0.3%
GE Seaco Finance, Ser 2005-1A, Cl A
0.447%, 11/17/20 (A) (B)	4,950	4,764

SEI Institutional Investments Trust / Annual Report / May 31, 2011	133

SCHEDULE OF INVESTMENTS

Long Duration Fund (Concluded)

May 31, 2011

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

TAL Advantage LLC, Ser 2010-2A, Cl A
4.300%, 10/20/25 (A)	$2,213	$2,313
TAL Advantage LLC, Ser 2011-1A, Cl A
4.600%, 01/20/26 (A)	532	549
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.360%, 11/26/21 (A) (B)	2,699	2,564
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.330%, 02/26/19 (A) (B)	1,641	1,575

		11,765

Total Asset-Backed Securities (Cost $15,853) ($ Thousands)		15,422

COMMERCIAL PAPER (C) — 0.8%
Barclays US Funding
0.210%, 08/19/11	12,700	12,694
Credit Suisse NY
0.200%, 07/14/11	6,850	6,848
Deutsche Bank Financial LLC
0.200%, 08/24/11	9,315	9,310

Total Commercial Paper (Cost $28,853) ($ Thousands)		28,852

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%†*	71,419,794	71,420

Total Cash Equivalent (Cost $71,420) ($ Thousands)		71,420

Total Investments — 99.2% (Cost $3,266,846) ($ Thousands)		$3,496,590

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(573)	Jun-2011	$(2,896)
U.S. 2-Year Treasury Note	(478)	Sep-2011	(161)
U.S. 5-Year Treasury Note	(1,593)	Sep-2011	(1,024)
U.S. Ultra Long Treasury Bond	1,357	Sep-2011	1,754

			$(2,327)

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $3,523,154 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (See Note 5).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2011. The date reported is the final maturity date.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Step Bond — The rate reported is the effective yield as of May 31, 2011. The coupon on a step bond changes on a specific date.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

PO — Principal Only

PSF-GTD — Public School Fund Guarantee

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,140,669	$—	$2,140,669
U.S. Treasury Obligations	—	983,301	—	983,301
Mortgage-Backed Securities	—	54,167	—	54,167
U.S. Government Agency Obligations	—	52,653	—	52,653
Asset-Backed Securities	—	15,422	—	15,422
Commercial Paper	—	28,852	—	28,852
Municipal Bonds	—	150,106	—	150,106
Cash Equivalent	71,420	—	—	71,420

Total Investments in Securities	$71,420	$3,425,170	$—	$3,496,590

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(2,327)	$—	$—	$(2,327)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

134	SEI Institutional Investments Trust / Annual Report / May 31, 2011

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 39.6%

Consumer Discretionary — 1.5%
CVS Caremark
5.750%, 08/15/11	$1,016	$1,027
DIRECTV Holdings LLC
3.500%, 03/01/16	645	665
NBCUniversal Media LLC
2.100%, 04/01/14 (A)	1,016	1,030
Nissan Motor Acceptance
3.250%, 01/30/13 (A)	168	172
Volkswagen International Finance
0.917%, 04/01/14 (A) (B)	1,850	1,856

		4,750

Consumer Staples — 3.4%
Anheuser-Busch InBev Worldwide
1.039%, 03/26/13 (B)	435	438
0.824%, 01/27/14 (B)	1,364	1,370
Archer-Daniels-Midland
0.422%, 08/13/12 (B)	1,422	1,424
Coca-Cola Enterprises
0.561%, 02/18/14 (B)	1,451	1,454
Dr Pepper Snapple Group
1.700%, 12/21/11	580	584
General Mills
5.250%, 08/15/13	1,074	1,171
Kraft Foods
5.625%, 11/01/11	75	76
2.625%, 05/08/13	429	442
PepsiCo
0.308%, 07/15/11 (B)	725	725
Philip Morris International
2.500%, 05/16/16	1,500	1,509
President and Fellows of Harvard College
3.700%, 04/01/13	769	808

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Procter & Gamble International Funding SCA
1.350%, 08/26/11	$725	$727

		10,728

Energy — 0.8%
BP Capital Markets
5.250%, 11/07/13	725	787
0.910%, 03/11/14 (B)	1,500	1,507

Financials — 26.0%		2,294

Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	1,350	1,461
Ally Financial
2.200%, 12/19/12	348	358
0.309%, 12/19/12 (B)	1,016	1,017
American Honda Finance MTN (A)
2.375%, 03/18/13	342	349
0.479%, 03/27/12 (B)	1,016	1,016
0.474%, 08/28/12 (B)	580	580
ANZ National Int'l
2.375%, 12/21/12 (A)	473	481
Bank of America MTN
2.100%, 04/30/12	871	886
1.693%, 01/30/14 (B)	1,485	1,499
Bank of Montreal
2.125%, 06/28/13	696	712
0.743%, 04/29/14 (B)	750	752
Bank of Nova Scotia
2.375%, 12/17/13	618	635
0.505%, 11/26/12 (B)	1,074	1,074
Bank of Tokyo-Mitsubishi UFJ
2.600%, 01/22/13 (A)	464	474
Banque PSA Finance
2.203%, 04/04/14 (A) (B)	1,000	997
BB&T
3.375%, 09/25/13	871	911
0.973%, 04/28/14 (B)	725	726
Berkshire Hathaway Finance
0.620%, 01/10/14 (B)	1,451	1,454
BlackRock
2.250%, 12/10/12	580	593
BNP Paribas MTN
2.125%, 12/21/12	754	768
BPCE
2.375%, 10/04/13 (A)	696	708
Canadian Imperial Bank of Commerce
1.450%, 09/13/13	972	978
0.473%, 05/04/12	1,161	1,162
Caterpillar Financial Services
1.900%, 12/17/12	485	494
0.595%, 04/01/14 (B)	1,000	1,004

SEI Institutional Investments Trust / Annual Report / May 31, 2011	135

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
5.125%, 05/05/14	$1,161	$1,254
2.125%, 04/30/12	87	88
1.235%, 04/01/14 (B)	1,500	1,496
Credit Agricole Home Loan SFH
1.024%, 07/21/14 (A) (B)	1,400	1,402
Danske Bank MTN
1.331%, 04/14/14 (A) (B)	1,575	1,575
Deutsche Bank
2.375%, 01/11/13	435	444
ERAC USA Finance LLC (A)
2.750%, 07/01/13	734	749
2.250%, 01/10/14	186	188
General Electric Capital MTN (B)
1.144%, 01/07/14	580	583
1.138%, 05/09/16	1,250	1,248
0.309%, 12/21/12	3,337	3,341
Genworth Global Funding Trusts
0.401%, 05/15/12 (B)	696	693
Goldman Sachs Group
6.000%, 05/01/14	331	364
3.250%, 06/15/12	1,451	1,495
1.268%, 02/07/14 (B)	1,730	1,726
HSBC Bank (A) (B)
1.076%, 01/17/14	1,277	1,284
0.681%, 05/15/13	700	700
HSBC USA
3.125%, 12/16/11	2,382	2,420
ING Bank (A)
2.650%, 01/14/13	725	736
2.000%, 10/18/13	871	872
Intesa Sanpaolo NY
2.375%, 12/21/12	871	877
John Deere Capital MTN
1.875%, 06/17/13	580	592
JPMorgan Chase
4.650%, 06/01/14	1,306	1,414
3.125%, 12/01/11	725	736
1.074%, 01/24/14 (B)	1,161	1,166
0.559%, 12/26/12 (B)	218	219
Kimco Realty
6.000%, 11/30/12‡	1,016	1,080
Marsh & McLennan
5.375%, 07/15/14	725	789
MassMutual Global Funding II
0.661%, 01/14/14 (A) (B)	1,312	1,312
MBIA Insurance
14.000%, 01/15/33 (A) (B)	290	178
Metropolitan Life Global Funding I MTN (A)
5.125%, 04/10/13	1,161	1,239
1.040%, 01/10/14 (B)	1,161	1,166
Monumental Global Funding
0.478%, 01/15/14 (A) (B)	522	504

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Monumental Global Funding II MTN
5.650%, 07/14/11 (A)	$665	$668
Morgan Stanley
4.200%, 11/20/14	1,161	1,218
1.874%, 01/24/14 (B)	725	732
0.590%, 01/09/14 (B)	348	340
0.547%, 02/10/12 (B)	696	698
National Rural Utilities Cooperative Finance
1.125%, 11/01/13	279	279
New York Life Global Funding (A) (B)
0.563%, 04/04/14	1,500	1,500
0.434%, 06/16/11	1,451	1,451
Nordea Bank
1.750%, 10/04/13 (A)	871	875
PNC Funding
0.589%, 06/22/11 (B)	685	685
Prudential Financial MTN
5.100%, 09/20/14	638	698
2.750%, 01/14/13	725	743
Royal Bank of Canada MTN
0.575%, 04/17/14 (B)	1,500	1,501
Royal Bank of Scotland
3.400%, 08/23/13	1,161	1,191
Santander US Debt Unipersonal
0.674%, 10/21/11 (A) (B)	958	957
Societe Generale MTN (A)
2.200%, 09/14/13	725	731
1.326%, 04/11/14 (B)	1,500	1,495
Standard Chartered
1.214%, 05/12/14 (A) (B)	1,500	1,502
State Street
0.602%, 03/07/14 (B)	1,181	1,183
Swedbank Hypotek
0.759%, 03/28/14 (A) (B)	1,850	1,860
Toyota Motor Credit MTN
1.375%, 08/12/13	1,161	1,169
UBS MTN (B)
1.359%, 02/23/12	612	616
1.273%, 01/28/14	563	568
Ventas Realty
3.125%, 11/30/15‡	717	719
Wachovia MTN
5.500%, 05/01/13	1,016	1,099
Wells Fargo
0.530%, 06/15/12 (B)	725	728
Western Union
0.832%, 03/07/13 (B)	1,215	1,222

		81,447

Health Care — 2.2%
AmerisourceBergen
5.625%, 09/15/12	1,451	1,530

136	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Express Scripts
5.250%, 06/15/12	$1,000	$1,043
GlaxoSmithKline Capital
4.850%, 05/15/13	493	531
Merck
1.875%, 06/30/11	586	587
Novartis Capital
1.900%, 04/24/13	432	442
Pfizer
4.450%, 03/15/12	580	598
Quest Diagnostics
1.159%, 03/24/14 (B)	450	453
Sanofi
0.618%, 03/28/14 (B)	1,400	1,406
Thermo Fisher Scientific
2.050%, 02/21/14	378	386

		6,976

Industrials — 0.3%
Boeing
1.875%, 11/20/12	421	429
Textron
6.500%, 06/01/12	290	305

		734

Information Technology — 1.6%
Dell
3.375%, 06/15/12	203	209
eBay
0.875%, 10/15/13	401	401
Hewlett-Packard
0.654%, 05/30/14 (B)	1,550	1,548
Texas Instruments
0.434%, 05/15/13 (B)	1,500	1,502
Xerox
1.081%, 05/16/14 (B)	1,435	1,441

		5,101

Materials — 0.6%
Anglo American Capital
2.150%, 09/27/13 (A)	519	527
E.I. du Pont de Nemours
0.728%, 03/25/14 (B)	1,415	1,420

		1,947

Sovereign — 0.4%
Republic of Austria MTN
2.000%, 11/15/12 (A)	647	662
Province of Ontario Canada
0.708%, 05/22/12 (B)	615	617

		1,279

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.0%
Cellco Partnership
5.250%, 02/01/12	$456	$470
Telefonica Emisiones
2.582%, 04/26/13	725	736
Verizon Communications
0.919%, 03/28/14 (B)	1,850	1,865

		3,071

Utilities — 1.8%
Allegheny Energy Supply
8.250%, 04/15/12 (A)	755	801
Commonwealth Edison
1.625%, 01/15/14	528	532
DTE Energy
0.970%, 06/03/13 (B)	761	760
Georgia Power
1.300%, 09/15/13	1,250	1,258
Pacific Gas & Electric
6.250%, 12/01/13	1,000	1,119
Sempra Energy
1.069%, 03/15/14 (B)	1,200	1,204

		5,674

Total Corporate Obligations (Cost $123,543) ($ Thousands)		124,001

ASSET-BACKED SECURITIES — 34.5%

Automotive — 21.1%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (A)	2,504	2,530
Ally Auto Receivables Trust, Ser 2009-A, Cl A4
3.000%, 10/15/15 (A)	980	1,012
Ally Auto Receivables Trust, Ser 2009-B, Cl A2
1.210%, 06/15/12 (A)	214	214
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	1,547	1,559
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/14	514	518
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	1,335	1,341
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	592	593
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	453	469

SEI Institutional Investments Trust / Annual Report / May 31, 2011	137

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	$977	$979
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	654	656
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	802	833
AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	348	349
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	500	500
Americredit Prime Automobile Receivable, Ser 2007-1, Cl B
5.350%, 09/09/13	606	615
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	20	21
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	1,215	1,226
Avis Budget Rental Car Funding AESOP LLC, Ser 2009-1A, Cl A
9.310%, 10/20/13 (A)	1,494	1,627
Avis Budget Rental Car Funding AESOP LLC, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	357	381
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	238	248
Avis Budget Rental Car Funding AESOP LLC, Ser 2011-1A, Cl A11
1.850%, 09/20/13 (A)	845	848
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (A)	1,288	1,329
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/16 (A)	638	656
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (A)	848	854
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (A)	1,424	1,431
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	357	360
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	540	541

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	$691	$694
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A4
5.210%, 03/17/14	843	856
Capital Auto Receivables Asset Trust, Ser 2007-4A, Cl A4
5.300%, 05/15/14	784	799
CarMax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	678	691
CarMax Auto Owner Trust, Ser 2009-1, Cl A3
4.120%, 03/15/13	468	474
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	178	184
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	985	1,013
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	868	874
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/15	1,045	1,055
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	824	824
CarMax Auto Owner Trust, Ser 2011-1, Cl A2
0.720%, 11/15/13	480	480
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	784	784
Citifinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (A)	215	215
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4
5.280%, 03/08/13	244	248
Ford Credit Auto Lease Trust, Ser 2010-A, Cl A2
1.040%, 03/15/13 (A)	93	93
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A3
0.910%, 07/15/13 (A)	1,120	1,121
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A3A
3.960%, 04/15/12	29	29
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A4
4.370%, 10/15/12	1,135	1,150

138	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2009-A, Cl A3B
2.698%, 05/15/13 (B)	$358	$361
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	677	684
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A2
0.720%, 09/15/12	101	101
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	841	846
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	589	592
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	586	589
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl B
5.370%, 01/15/14	717	731
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	290	296
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A3
2.620%, 03/15/14	1,148	1,157
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3
1.870%, 02/15/14	1,362	1,368
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	505	506
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	1,347	1,414
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	1,155	1,185
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	789	795
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A3
0.700%, 04/21/14	920	921
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	670	671
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	780	780
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (A)	1,055	1,100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	$215	$217
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	502	507
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	783	786
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	790	791
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	945	945
Navistar Financial Owner Trust, Ser 2010-A, Cl B
4.170%, 10/20/14 (A)	337	348
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (A)	1,634	1,651
Navistar Financial Owner Trust, Ser 2010-B, Cl A2
0.810%, 01/18/13 (A)	1,451	1,451
Nissan Auto Lease Trust, Ser 2010-A, Cl A2
1.100%, 03/15/13	431	432
Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	1,088	1,090
Nissan Auto Receivables Owner Trust, Ser 2007-B, Cl A4
5.160%, 03/17/14	358	365
Nissan Auto Receivables Owner Trust, Ser 2008-B, Cl A3
4.460%, 04/16/12	2	2
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	885	887
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/14	911	914
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	589	590
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	1,125	1,125
Toyota Auto Receivables Owner Trust, Ser 2010-A, Cl A2
0.750%, 05/15/12	223	223
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	548	551

SEI Institutional Investments Trust / Annual Report / May 31, 2011	139

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	$868	$870
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	70	72
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	685	689
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	1,268	1,301
World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	264	265
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A3
1.650%, 02/15/13	1,445	1,449
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	1,200	1,201

		66,093

Credit Cards — 4.6%
Cabela’s Master Credit Card Trust, Ser 2009-1A, Cl A
2.198%, 03/16/15 (A) (B)	873	884
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	1,105	1,160
Capital One Multi-Asset Execution Trust, Ser 2006-A10, Cl A10
5.150%, 06/16/14	1,091	1,102
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.610%, 10/15/15 (B)	754	756
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.498%, 11/17/14 (B)	319	317
Chase Issuance Trust, Ser 2009-A3, Cl A3
2.400%, 06/17/13	1,065	1,066
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.298%, 05/16/16 (A) (B)	1,650	1,672
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.498%, 12/15/14 (B)	1,210	1,224
Discover Card Master Trust, Ser 2009-A2, Cl A
1.498%, 02/17/15 (B)	1,625	1,646
Discover Card Master Trust, Ser 2011-A2, Cl A2
0.401%, 11/16/15 (B)	790	790

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Credit Card Master Note Trust, Ser 2009-1, Cl A
2.298%, 04/15/15 (B)	$1,380	$1,400
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A
2.540%, 09/15/14	1,512	1,520
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.748%, 01/15/17 (B)	857	862

		14,399

Mortgage Related Securities — 0.2%
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.304%, 10/25/36 (A) (B)	89	89
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.794%, 06/25/33 (B)	57	48
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.404%, 12/25/35 (B)	355	301
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	177	95

		533

Other Asset-Backed Securities — 8.6%
ACAS Business Loan Trust, Ser 2005-1A, Cl A1
0.524%, 07/25/19 (A) (B)	151	147
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.111%, 08/16/19 (A) (B)	412	297
Ally Master Owner Trust, Ser 2010-1, Cl A
1.948%, 01/15/15 (A) (B)	1,306	1,332
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	1,428	1,471
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.068%, 01/15/16 (B)	888	892
Babson CLO, Ser 2007-1A, Cl A1
0.501%, 01/18/21 (A) (B)	653	607
CapitalSource Commercial Loan Trust, Ser 2006-1A, Cl C
0.746%, 08/22/16 (A) (B)	111	108
CIT Equipment Collateral, Ser 2009-VT1, Cl A3
3.070%, 08/15/16 (A)	375	377
CNH Equipment Trust, Ser 2009-B, Cl A4
5.170%, 10/15/14	1,065	1,105
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	836	839

140	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	$585	$585
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl A
0.998%, 12/15/15 (A) (B)	543	546
Colts Trust, Ser 2006-2A, Cl A
0.589%, 12/20/18 (A) (B)	238	232
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.384%, 06/25/36 (B)	190	163
Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl A
0.448%, 06/15/13 (B)	836	836
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.748%, 09/15/14 (B)	1,161	1,179
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl M15
1.848%, 12/15/14 (A) (B)	2,202	2,246
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.448%, 12/15/14 (A) (B)	1,129	1,154
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.798%, 02/15/16 (B)	287	287
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.748%, 10/20/14 (A) (B)	1,306	1,327
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	766	767
GE Equipment Small Ticket LLC, Ser 2011-1A, Cl A2
0.880%, 08/21/13 (A)	958	959
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	808	812
John Deere Owner Trust, Ser 2009-B, Cl A4
2.330%, 05/16/16	840	855
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	505	506
Katonah, Ser 2005-7A, Cl B
0.681%, 11/15/17 (A) (B)	696	545
Lambda Finance, Ser 2005-1A, Cl B3
0.631%, 11/15/29 (A) (B)	488	449
Madison Park Funding I, Ser 2007-4A, Cl A1B
0.609%, 03/22/21 (A) (B)	580	500
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.394%, 12/25/35 (B)	140	134

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.213%, 09/20/19 (A) (B)	$131	$129
Sierra Receivables Funding LLC, Ser 2009-2A, Cl NOTE
4.520%, 08/20/26 (A)	74	74
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.364%, 07/25/22 (B)	1,077	1,074
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.354%, 04/25/23 (B)	619	617
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.274%, 07/25/17 (B)	591	586
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.374%, 10/25/16 (B)	1,041	1,053
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.213%, 10/15/24 (A) (B)	320	322
World Omni Master Owner Trust, Ser 2009-1, Cl A
1.898%, 07/15/13 (A) (B)	2,031	2,034

		27,146

Total Asset-Backed Securities (Cost $108,064) ($ Thousands)		108,171

MORTGAGE-BACKED SECURITIES — 20.0%

Agency Mortgage-Backed Obligations — 9.2%
FHLMC ARM (B)
2.385%, 02/01/30	297	309
2.361%, 02/01/22	432	452
FHLMC CMO, Ser 1993-1599, Cl C
6.100%, 10/15/23	62	66
FHLMC CMO, Ser 2003-2630, Cl HA
3.000%, 01/15/17	107	108
FHLMC CMO, Ser 2004-2780, Cl LC
5.000%, 07/15/27	61	61
FHLMC CMO, Ser 2004-2791, Cl UD
5.000%, 05/15/18	425	439
FHLMC CMO, Ser 2005-2921, Cl NV
4.500%, 01/15/29	60	61
FNMA
6.000%, 01/01/27 to 04/01/40	4,646	5,120
5.890%, 10/01/11	252	253
5.662%, 12/01/11	504	506
5.000%, 04/01/21 to 03/01/25	8,421	9,076
FNMA TBA
3.500%, 06/15/26	5,000	5,098
FNMA ARM (B)
2.504%, 11/01/23	143	151
2.465%, 01/01/29	36	37

SEI Institutional Investments Trust / Annual Report / May 31, 2011	141

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.417%, 11/01/25 (B)	$38	$40
2.318%, 09/01/24 (B)	230	238
2.233%, 09/01/24 (B)	86	88
2.177%, 05/01/28 (B)	260	270
1.433%, 11/01/21 (B)	57	58
FNMA CMO, Ser 1993-220, Cl FA
0.819%, 11/25/13 (B)	23	23
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/23	71	77
FNMA CMO, Ser 2001-33, Cl FA
0.644%, 07/25/31 (B)	85	85
FNMA CMO, Ser 2002-64, Cl F6
0.447%, 10/18/32 (B)	54	54
FNMA CMO, Ser 2004-21, Cl QD
4.500%, 02/25/29	711	733
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.659%, 10/07/20 (B)	1,718	1,720
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	130	131
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.610%, 11/06/17 (B)	467	468
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.656%, 01/08/20 (B)	337	338
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.606%, 02/06/20 (B)	542	542
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.586%, 03/06/20 (B)	794	794
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.593%, 05/07/20 (B)	1,315	1,315

		28,711

Non-Agency Mortgage-Backed Obligations — 10.8%
Arkle Master Issuer, Ser 2010-2A, Cl 1A1
1.661%, 05/17/60 (A) (B)	956	959
Asset Securitization, Ser 1996-MD6, Cl A7
8.335%, 11/13/29 (B)	356	361
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.708%, 08/15/29 (A) (B)	209	201
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
2.880%, 02/25/35 (B)	511	454
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.947%, 07/25/35 (B)	858	712

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
3.185%, 09/25/35 (B)	$277	$233
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.122%, 11/25/35 (B)	101	82
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.090%, 02/25/36 (B)	229	166
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.738%, 06/25/35 (B)	325	262
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.842%, 08/25/35 (B)	510	359
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	11	11
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	205	205
Bear Stearns Commercial Mortgage Securities, Ser PW18, Cl A2
5.613%, 06/11/50	517	533
Bear Stearns Commercial Mortgage Securities, Ser T26, Cl A2
5.330%, 01/12/45	412	419
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.975%, 09/25/34 (B)	161	153
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.819%, 03/25/36 (B)	430	339
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A) (B)	406	422
Commercial Mortgage Pass Through Certificates, Ser 2006-FL12, Cl A2
0.298%, 12/15/20 (A) (B)	708	689
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	380	376
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-29, Cl 1A1
0.734%, 02/25/35 (B)	57	46
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2005-7, Cl 1A1
0.464%, 03/25/35 (B)	95	74
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2005-HY10, Cl 3A1A
2.852%, 02/20/36 (B)	420	275
GE Commercial Loan Trust, Ser 2006-2, Cl C
0.825%, 10/19/16 (A) (B)	75	49

142	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Global Tower Partners Acquisition Partners LLC, Ser 2007-1A, Cl AFL
0.398%, 05/15/37 (A) (B)	$1,016	$1,000
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	354	357
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.387%, 11/19/35 (B)	453	378
GS Mortgage Securities II, Ser 2007-EOP, Cl A1
1.143%, 03/06/20 (A) (B)	853	843
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.535%, 03/06/20 (A) (B)	1,016	987
GS Mortgage Securities II, Ser GC3, Cl A1
2.331%, 03/10/44 (A)	1,360	1,383
GS Mortgage Securities II, Ser GG10, Cl A2
5.778%, 08/10/45 (B)	1,037	1,061
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.800%, 07/25/35 (B)	587	434
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.809%, 01/25/36 (B)	741	611
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
5.533%, 05/25/47 (B)	585	413
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.954%, 01/25/35 (B)	148	117
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.714%, 04/25/35 (B)	162	133
Impac CMB Trust, Ser 2005-3, Cl A1
0.674%, 08/25/35 (B)	148	104
Impac CMB Trust, Ser 2005-5, Cl A1
0.514%, 08/25/35 (B)	119	88
Impac CMB Trust, Ser 2005-8, Cl 1A1
0.454%, 02/25/36 (B)	389	289
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	845	845
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.079%, 08/25/35 (B)	348	287
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
5.109%, 05/25/37 (B)	485	357
LB-UBS Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.462%, 03/15/31	463	475
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	871	903

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A4
4.510%, 12/15/29	$131	$132
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
5.245%, 06/25/37 (B)	624	438
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.625%, 02/25/35 (B)	923	880
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.464%, 04/25/35 (B)	174	128
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/41 (B)	871	937
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.474%, 01/25/30 (B)	46	41
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.424%, 03/25/30 (B)	66	58
Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/45	1,277	1,354
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A2
5.618%, 07/12/44	193	193
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	138	138
Morgan Stanley Dean Witter Capital I, Ser 2002-IQ2, Cl A4
5.740%, 12/15/35	144	148
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.454%, 05/25/35 (B)	123	98
MortgageIT Trust, Ser 2005-3, Cl A1
0.494%, 08/25/35 (B)	430	331
MortgageIT Trust, Ser 2005-4, Cl A1
0.474%, 10/25/35 (B)	562	394
MortgageIT Trust, Ser 2005-5, Cl A1
0.454%, 12/25/35 (B)	528	390
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	367	383
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.371%, 11/15/38 (A) (B)	182	150
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.420%, 12/15/39 (A) (B)	440	364
Permanent Master Issuer, Ser 2010-1A
1.428%, 07/15/42 (A) (B)	557	557
PNC Mortgage Acceptance, Ser 2001-C1, Cl A2
6.360%, 03/12/34	10	10
Prime Mortgage Trust, Ser 2006-1, Cl A
5.417%, 12/28/48	370	364

SEI Institutional Investments Trust / Annual Report / May 31, 2011	143

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Concluded)

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Funding Mortgage Securities, Ser 2005-SA5, Cl 2A
3.286%, 11/25/35 (B)	$300	$211
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
5.672%, 07/27/37 (B)	517	343
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.466%, 01/20/35 (B)	63	51
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.426%, 02/20/35 (B)	63	53
Silverstone Master Issuer, Ser 2010-1A, Cl A1
1.674%, 01/21/55 (A) (B)	975	979
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A2
5.702%, 08/15/39 (B)	1,306	1,350
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.567%, 03/25/36 (B)	629	490
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.746%, 01/25/35 (B)	356	327
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.739%, 02/25/35 (B)	297	262
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
2.753%, 04/25/35 (B)	247	233
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.787%, 10/25/35 (B)	479	462
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
2.864%, 10/25/35 (B)	763	691
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.715%, 04/25/36 (B)	428	353
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 3A1
2.811%, 03/25/36 (B)	524	454
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
4.151%, 07/25/36 (B)	582	381
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
5.808%, 09/25/36 (B)	434	348
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
2.136%, 03/15/44	935	944

		33,865

Total Mortgage-Backed Securities (Cost $62,969) ($ Thousands)		62,576

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Inflation-Protected Securities
2.000%, 04/15/12	$11,068	$11,413
U.S. Treasury Notes
1.000%, 04/30/12	1,700	1,712
0.375%, 08/31/12	5,000	5,007

Total U.S. Treasury Obligations (Cost $18,183) ($ Thousands)		18,132

MUNICIPAL BONDS — 1.4%
County of Alameda California, Ser B, National-RE, RB
2.889%, 12/01/11 (C)	870	858
Louisa Industrial Development Authority, Ser A, AMT, RB
2.500%, 03/01/31 (B)	870	870
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
1.110%, 02/01/16	1,135	1,137
New Jersey Economic Development Authority, RB
1.311%, 06/15/13 (B)	580	579
University of California, RB
1.988%, 05/15/50 (B)	515	522
West Virginia Economic Development Authority, Ser A, AMT, RB
2.000%, 01/01/41 (B)	250	253

Total Municipal Bonds (Cost $4,210) ($ Thousands)		4,219

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FHLB
1.125%, 05/18/12	580	585
FHLMC
1.625%, 04/15/13	2,612	2,668

Total U.S. Government Agency Obligations (Cost $3,233) ($ Thousands)		3,253

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%†*	49,620	50

Total Cash Equivalent (Cost $50) ($ Thousands)		50

144	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT (D) — 0.0%
BNP Paribas
0.140%, dated 05/31/11, to be repurchased on 06/01/11, repurchase price $100,000 (collateralized by various FNMA obligations, par values ranging from $78,519 - $82,439, 4.500% - 5.000%, 12/01/23 - 10/01/35; with total market value $102,000)	$100	$100

Total Repurchase Agreement (Cost $100) ($ Thousands)		100

Total Investments — 102.3% (Cost $320,352) ($ Thousands)		$320,502

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(106)	Sep-2011	$(98)
U.S. 2-Year Treasury Note	(60)	Sep-2011	(21)
U.S. 5-Year Treasury Note	11	Sep-2011	8

			$(111)

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $313,358 ($ Thousands).

*	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (See Note 5).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2011. The date reported is the final maturity date.

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Tri-party Repurchase Agreement.

ABS — Asset-Based Security

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

MTN — Medium Term Note

National-RE — National Public Finance Guarantee Corporation

NCUA—National Credit Union Administration

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$124,001	$—	$124,001
Asset-Backed Securities	—	106,631	1,540	108,171
Mortgage-Backed Securities	—	62,576	—	62,576
U.S. Treasury Obligations	—	18,132	—	18,132
U.S. Government Agency Obligation	—	3,253	—	3,253
Municipal Bonds	—	4,219	—	4,219
Cash Equivalent	50	—	—	50
Repurchase Agreement	—	100	—	100

Total Investments in Securities	$50	$318,912	$1,540	$320,502

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(111)	$—	$—	$(111)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Asset-Backed Securities
Beginning balance as June 1, 2010	$—
Accrued discounts/premiums	6
Realized gain/(loss)	1
Change in unrealized appreciation/(depreciation)	(6)
Net purchases/sales	1,539
Net transfer in and/or out of Level 3	—

Ending balance as of May 31, 2011	$1,540

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$23

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	145

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund

May 31, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS — 95.3%

Argentina — 5.1%
Capex
10.000%, 03/10/18 (A)		594	$588
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/22 (A)		830	847
IRSA Inversiones Y Representaciones
11.500%, 07/20/20 (A)		416	470
Provincia de Buenos Aires
9.625%, 04/18/28		535	444
9.625%, 04/18/28 (A)		1,160	974
9.375%, 09/14/18		1,000	878
Provincia de Mendoza Argentina
5.500%, 09/04/18		277	241
Provincia de Neuquen Argentina
8.656%, 10/18/14 (A)		119	126
Republic of Argentina
8.750%, 06/02/17		1,150	1,182
8.280%, 12/31/33, DN		5,230	4,589
8.280%, 12/31/33		2,212	1,896
7.820%, 12/31/33 (B)	EUR	5,518	5,632
7.820%, 12/31/33	EUR	5,514	5,629
7.000%, 10/03/15		4,900	4,736
7.000%, 04/17/17		4,105	3,709
6.000%, 03/31/23 (C)		172	128
5.830%, 12/31/33 (B)	ARS	17,336	6,888
3.117%, 12/15/35 (B)		5,430	929
2.848%, 12/15/35 (B)	EUR	27,182	5,490
2.500%, 03/31/19 (D)		4,320	1,851
0.677%, 08/03/12 (B)		10,960	2,672
0.084%, 12/15/35 (B)		20	3
0.000%, 03/31/23 (B) (C)		1,680	1,092
Tarjeta Naranja
9.000%, 01/28/17 (A)		500	520
Transportadora Gas Norte (C)
7.500%, 12/31/12		100	52
7.500%, 12/31/12 (A)		210	109
7.500%, 12/31/12		350	182

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

6.500%, 12/31/12		60	$31
6.500%, 12/31/12		60	31
6.500%, 12/31/12 (A)		30	16
WPE International Tief
10.375%, 09/30/20 (A)		750	788

			52,723

Australia — 0.0%
Mirabela Nickel
8.750%, 04/15/18 (A)		241	243

Bahrain — 0.2%
Kingdom of Bahrain
5.500%, 03/31/20		350	345
5.500%, 03/31/20 (A)		1,299	1,283

			1,628

Barbados — 0.4%
Columbus International
11.500%, 11/20/14		500	575
11.500%, 11/20/14 (A)		2,000	2,302
Government of Barbados
7.000%, 08/04/22 (A)		800	826

			3,703

Belarus — 0.1%
Republic of Belarus
8.950%, 01/26/18		700	605

Belize — 0.0%
Government of Belize
6.000%, 02/20/29		150	126

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
2.063%, 12/11/21 (B)	DEM	1,833	977

Brazil — 8.6%
Banco Cruzeiro do Sul
8.875%, 09/22/20		424	409
8.875%, 09/22/20 (A) (E)		1,334	1,311
Banco Nacional de Desenvolvimento Economico e Social (A)
6.500%, 06/10/19		2,055	2,276
5.500%, 07/12/20		500	517
Banco Votorantim
7.375%, 01/21/20 (A)		840	897
BM&F Bovespa
5.500%, 07/16/20 (A)		1,006	1,035
BR Malls International Finance
8.500%, 12/31/49 (A)		417	441

146	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

BR Properties
9.000%, 12/31/49 (A)		814	$833
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/15	BRL	7,400	9,357
6.000%, 08/15/20	BRL	1,900	2,405
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/13	BRL	11,900	7,253
10.000%, 01/01/17	BRL	2,200	1,258
10.000%, 01/01/21	BRL	19,915	10,942
Cia de Saneamento Basico do Estado de Sao Paulo
6.250%, 12/16/20 (A)		750	767
Citigroup, CLN, (Nota do Tesouro Nacional)
10.000%, 01/01/21		1,325	728
Federal Republic of Brazil
12.500%, 01/05/16	BRL	330	244
12.500%, 01/05/16	BRL	550	407
12.500%, 01/05/22	BRL	2,100	1,631
11.000%, 08/17/40		400	546
10.250%, 01/10/28	BRL	2,360	1,605
10.125%, 05/15/27		2,702	4,222
8.875%, 04/15/24		1,735	2,438
8.750%, 02/04/25		2,287	3,194
8.250%, 01/20/34		4,385	5,957
7.125%, 01/20/37		2,875	3,493
5.875%, 01/15/19		1,050	1,202
5.625%, 01/07/41		1,350	1,375
4.875%, 01/22/21		3,762	3,954
Fibria Overseas Finance
7.500%, 05/04/20 (A)		1,597	1,772
General Shopping Finance
10.000%, 12/31/49 (A)		1,295	1,366
Gerdau Trade
5.750%, 01/30/21 (A)		488	489
Hypermarcas
6.500%, 04/20/21 (A)		856	854
JBS Finance
8.250%, 01/29/18		1,400	1,471
8.250%, 01/29/18 (A)		2,110	2,217
JPMorgan Chase, CLN, (Nota do Tesouro Nacional)
10.000%, 12/12/11		1,325	728
10.000%, 01/01/21		6,800	3,736
Minerva Overseas
10.875%, 11/15/19 (A)		164	181
10.875%, 11/15/19		363	400
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (A)		1,187	1,249
OGX Petroleo e Gas Participacoes
8.500%, 06/01/18 (A)		843	863
Petrobas International Finance
6.750%, 01/27/41		437	465

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Telemar Norte Leste
5.500%, 10/23/20 (A)	277	$272
Virgolino de Oliveira Finance
10.500%, 01/28/18	413	439
Voto-Votorantim
6.750%, 04/05/21 (A)	365	387
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/19 (A)	600	632

		88,218

Chile — 0.7%
Banco del Estado de Chile
4.125%, 10/07/20	250	240
4.125%, 10/07/20	600	575
BRT Escrow
8.000%, 08/18/18 (A)	1,200	1,156
Empresa Nacional del Petroleo (A)
6.250%, 07/08/19	900	973
5.250%, 08/10/20	600	606
Nacional del Cobre de Chile
7.500%, 01/15/19	450	554
6.150%, 10/24/36 (A)	905	1,018
6.150%, 10/24/36	857	964
3.750%, 11/04/20 (A)	850	817

		6,903

China — 1.2%
China Liansu Group Holdings
7.875%, 05/13/16 (A)	979	943
China Oriental Group
8.000%, 08/18/15 (A)	1,488	1,540
CNPC HK Overseas Capital
5.950%, 04/28/41 (A)	950	956
Evergrande
13.000%, 01/27/15	276	288
13.000%, 01/27/15 (A)	922	961
Franshion Development
6.750%, 04/15/21 (A)	1,000	970
Hidili Industry International Development
8.625%, 11/04/15	100	99
Kaisa Group Holdings
13.500%, 04/28/15	568	570
MIE Holdings
9.750%, 05/12/16 (A)	800	791
Sinochem Overseas Capital
6.300%, 11/12/40	350	347
6.300%, 11/12/40 (A)	692	682
4.500%, 11/12/20 (A)	4,174	3,973
Texhong Textile Group
7.625%, 01/19/16 (A) (E)	309	302

SEI Institutional Investments Trust / Annual Report / May 31, 2011	147

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

West China Support
7.500%, 01/25/16 (A) (E)		300	$293

			12,715

Colombia — 4.6%
BanColombia
5.950%, 06/03/21 (A)		1,200	1,204
Citigroup, CLN, (Republic of Columbia)
10.000%, 07/24/24		1,505,000	948
Ecopetrol
7.625%, 07/23/19 (A)		500	593
Gruposura Finance
5.700%, 05/18/21 (A)		472	468
Republic of Colombia
11.750%, 02/25/20		2,808	4,324
10.375%, 01/28/33		100	157
9.850%, 06/28/27	COP	1,224,000	919
8.375%, 02/15/27		3,100	3,844
8.125%, 05/21/24		2,730	3,604
7.375%, 01/27/17		4,607	5,561
7.375%, 03/18/19		4,225	5,222
7.375%, 09/18/37		8,805	11,028
6.125%, 01/18/41		2,075	2,251
Santa Fe de Bogota
9.750%, 07/26/28 (A)	COP	9,718,000	6,646

			46,769

Croatia — 1.3%
Republic of Croatia
6.750%, 11/05/19		1,902	2,041
6.625%, 07/14/20		2,000	2,113
6.625%, 07/14/20 (A)		1,689	1,784
6.375%, 03/24/21 (A)		5,289	5,458
Zagrebacki Holding
5.500%, 07/10/17	EUR	1,300	1,532

			12,928

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (A)	EUR	600	949

Dominican Republic — 0.2%
Cap Cana
10.000%, 04/30/16		1,007	705
10.000%, 04/30/16		1,003	501
Republic of Dominican Republic
7.500%, 05/06/21		150	157
7.500%, 05/06/21 (A)		730	767

			2,130

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15		600	594

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Egypt — 0.4%
Arab Republic of Egypt
6.875%, 04/30/40	600	$567
5.750%, 04/29/20	200	196
5.750%, 04/29/20 (A)	1,150	1,138
Nile Finance
5.250%, 08/05/15	1,250	1,246
Orascom Telecom Finance
7.875%, 02/08/14	764	793

		3,940

El Salvador — 0.7%
Republic of El Salvador
8.250%, 04/10/32	2,648	2,953
7.650%, 06/15/35	1,700	1,759
7.625%, 02/01/41 (A)	1,150	1,177
7.375%, 12/01/19 (A)	250	275
7.375%, 12/01/19	200	220
Telemovil Finance
8.000%, 10/01/17 (A)	1,000	1,049

		7,433

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/17	100	117

Georgia — 0.2%
Georgian Railway LLC
9.875%, 07/22/15	700	781
Republic of Georgia
6.875%, 04/12/21 (A)	950	978

		1,759

Germany — 0.2%
Deutsche Bank, CLN, (Cablevision)
9.375%, 02/13/18 (A)	1,978	2,015

Ghana — 0.3%
Republic of Ghana
8.500%, 10/04/17	1,841	2,062
8.500%, 10/04/17 (A)	450	503

		2,565

Hong Kong — 0.4%
Bank of China Hong Kong
5.550%, 02/11/20 (A)	2,000	2,067
CITIC Bank International MTN
6.875%, 06/24/20	450	466
Hutchison Whampoa International 10
6.000%, 12/31/49 (B)	497	510

148	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/20		500	$503
PCCW-HKT Capital No. 4
4.250%, 02/24/16		533	546
Sino-Forest
6.250%, 10/21/17 (A) (E)		475	442

			4,534

Hungary — 0.9%
Republic of Hungary
7.625%, 03/29/41		3,226	3,484
6.375%, 03/29/21		3,652	3,821
6.250%, 01/29/20		1,150	1,216
4.750%, 02/03/15		281	290

			8,811

India — 0.2%
Axis Bank MTN
7.125%, 06/28/22 (B)		196	196
Bank of India MTN
6.994%, 12/31/49 (B)		213	210
ICICI Bank
5.750%, 11/16/20 (A)		327	327
Reliance Holdings USA
6.250%, 10/19/40		300	283
Vedanta Resources
8.250%, 06/07/21 (A)		882	886

			1,902

Indonesia — 5.3%
Adaro Indonesia MTN
7.625%, 10/22/19 (A)		380	424
BLT Finance BV
7.500%, 05/15/14		197	170
BSP FINANCE BV
10.750%, 11/01/11		100	99
Deutsche Bank, CLN (Republic of Indonesia)
8.250%, 07/15/21	IDR	4,100,000	505
HSBC Bank, CLN (Republic of Indonesia)
8.250%, 07/15/21	IDR	7,800,000	961
Indosat Palapa
7.375%, 07/29/20 (A)		440	490
JP Morgan
8.250%, 07/15/21	IDR	4,077,000	502
Majapahit Holding
8.000%, 08/07/19 (A)		850	998
7.875%, 06/29/37 (A)		415	481
7.750%, 10/17/16		1,050	1,219
7.750%, 01/20/20 (A)		850	992
7.250%, 10/17/11 (A)		885	902
Pertamina Persero
6.500%, 05/27/41 (A)		470	465

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Republic of Indonesia
12.800%, 06/17/21	IDR	13,067,000	$2,099
11.625%, 03/04/19		7,773	11,368
11.625%, 03/04/19 (A)		2,800	4,095
10.375%, 05/04/14		1,000	1,223
10.375%, 05/04/14 (A)		150	183
8.500%, 10/12/35		4,560	6,099
7.750%, 01/17/38		2,738	3,402
7.500%, 01/15/16		1,390	1,639
7.250%, 04/20/15		190	218
6.875%, 01/17/18 (A)		650	752
6.875%, 01/17/18		4,030	4,665
6.750%, 03/10/14 (A)		50	56
6.750%, 03/10/14		1,600	1,775
6.625%, 02/17/37		1,400	1,551
5.875%, 03/13/20 (A)		1,500	1,644
4.875%, 05/05/21 (A)		2,775	2,817
Republic of Indonesia, CLN
11.000%, 11/16/20 (A) (B)	IDR	17,100,000	2,479
Star Energy
11.500%, 02/12/15 (A)		300	346

			54,619

Iraq — 1.6%
Republic of Iraq
5.800%, 01/15/28		17,590	16,095

Ivory Coast — 0.6%
Government of Ivory Coast
2.500%, 12/31/32 (C)		10,977	5,818

Jamaica — 0.2%
Digicel
8.250%, 09/01/17		133	140
Digicel Group
10.500%, 04/15/18		400	452
9.125%, 01/15/15 (A)		693	716
8.875%, 01/15/15 (A)		750	772

			2,080

Jordan — 0.1%
Kingdom of Jordan
3.875%, 11/12/15		950	895

Kazakhstan — 4.8%
BTA Bank JSC
10.750%, 01/01/13 (A) (D)		1,502	1,341
10.750%, 01/01/13 (D)		1,709	1,525
0.000%, 07/01/20 (A) (B)		2,772	181
CenterCredit International
8.625%, 01/30/14		2,800	2,841
Citigroup Global Markets for JSC Kazkommertsbank
8.700%, 04/07/14 (B)		1,550	1,457
Development Bank of Kazakhstan JSC
5.500%, 12/20/15 (A)		850	896

SEI Institutional Investments Trust / Annual Report / May 31, 2011	149

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Halyk Savings Bank of Kazakhstan
7.250%, 05/03/17		1,150	$1,193
7.250%, 01/28/21 (A)		1,000	1,031
Kazakhstan Temir Zholy Finance
6.375%, 10/06/20		1,550	1,645
Kazatomprom
6.250%, 05/20/15 (A)		1,050	1,121
6.250%, 05/20/15		850	908
Kazkommertsbank
12.850%, 12/18/12		600	633
8.500%, 04/16/13		1,700	1,725
8.000%, 11/03/15		1,950	1,959
7.875%, 04/07/14		900	910
7.500%, 11/29/16		2,650	2,571
6.875%, 02/13/17	EUR	500	669
KazMunayGas National MTN
11.750%, 01/23/15 (A)		3,663	4,610
11.750%, 01/23/15		250	314
9.125%, 07/02/18 (A)		3,350	4,148
9.125%, 07/02/18		1,523	1,883
8.375%, 07/02/13		3,600	3,991
7.000%, 05/05/20 (A)		1,591	1,776
7.000%, 05/05/20		3,263	3,642
6.375%, 04/09/21 (A)		3,524	3,758
6.375%, 04/09/21		350	373
Tengizchevroil Finance
6.124%, 11/15/14		320	339
Zhaikmunai Finance
10.500%, 10/19/15 (A)		2,031	2,182

			49,622

Lebanon — 0.4%
Republic of Lebanon MTN
9.000%, 03/20/17		150	175
6.375%, 03/09/20		1,950	1,982
6.100%, 10/04/22		1,050	1,017
5.150%, 11/12/18		400	383

			3,557

Lithuania — 0.9%
Republic of Lithuania
7.375%, 02/11/20 (A)		1,400	1,638
7.375%, 02/11/20		2,300	2,680
6.750%, 01/15/15 (A)		2,005	2,236
6.125%, 03/09/21 (A)		912	983
5.125%, 09/14/17		250	259
5.125%, 09/14/17 (A)		1,190	1,230

			9,026

Malaysia — 3.5%
Axiata SPV1 Labuan
5.375%, 04/28/20		550	572

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Government of Malaysia
5.094%, 04/30/14	MYR	5,610	$1,954
3.835%, 08/12/15	MYR	6,390	2,154
3.741%, 02/27/15	MYR	12,440	4,180
Malaysia Sukuk Global Berhad
3.928%, 06/04/15 (A)		450	478
Petroliam Nasional
7.750%, 08/15/15		1,460	1,773
7.625%, 10/15/26		430	565
Petronas Capital
7.875%, 05/22/22 (A)		450	585
7.875%, 05/22/22		5,130	6,657
7.000%, 05/22/12		3,055	3,239
5.250%, 08/12/19		1,200	1,302
5.250%, 08/12/19 (A)		10,865	11,785
4.250%, 08/12/14 (A)		365	386

			35,630

Mexico — 9.3%
Alestra
11.750%, 08/11/14		422	484
Axtel
9.000%, 09/22/19		762	756
7.625%, 02/01/17 (A)		131	126
Bank of New York Mellon Institucion de Banca Multiple
9.625%, 05/02/21 (A)		1,200	1,239
BBVA Bancomer
6.008%, 05/17/22 (B)		780	769
Cemex (A)
9.000%, 01/11/18		265	276
5.301%, 09/30/15 (B)		1,359	1,344
Cemex Espana Luxembourg
9.500%, 12/14/16		500	534
9.250%, 05/12/20 (A)		1,889	1,934
8.875%, 05/12/17	EUR	63	90
Comision Federal de Electricidad
4.875%, 05/26/21 (A)		900	894
Corporation Geo
9.250%, 06/30/20		500	546
9.250%, 06/30/20 (A)		1,100	1,202
Desarrolla
7.500%, 09/28/15		252	257
Grupo Senda
10.500%, 10/03/15		4,390	4,544
Hipotecaria Su Casita
8.500%, 10/04/16 (C)		81	34
8.500%, 10/04/16 (A) (C)		222	94
Mexican Bonos
10.000%, 12/05/24	MXP	27,020	2,921
9.500%, 12/18/14	MXP	12,283	1,182
9.000%, 12/20/12	MXP	33,490	3,062
9.000%, 06/20/13	MXP	8,800	815
8.500%, 12/13/18	MXP	50,010	4,813

150	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

8.000%, 12/17/15	MXP	25,400	$2,351
8.000%, 06/11/20	MXP	85,090	7,935
7.750%, 12/14/17	MXP	48,110	4,442
7.500%, 06/21/12	MXP	9,200	817
Mexican Bonos, Ser M10
7.250%, 12/15/16	MXP	61,100	5,513
NII Capital
10.000%, 08/15/16		3,065	3,517
7.625%, 04/01/21		750	796
Oceanografia
11.250%, 07/15/15		1,286	656
Pemex Finance
9.150%, 11/15/18		1,895	2,465
Pemex Project Funding Master Trust
6.625%, 06/15/35		2,772	2,891
5.750%, 03/01/18		1,670	1,813
Petroleos Mexicanos
8.000%, 05/03/19		850	1,041
6.500%, 06/02/41 (A)		530	533
6.000%, 03/05/20 (A)		500	542
Southern Copper
6.750%, 04/16/40		162	165
United Mexican States MTN
8.300%, 08/15/31		3,393	4,632
8.000%, 09/24/22		2,510	3,363
6.625%, 03/03/15		2,200	2,541
6.050%, 01/11/40		3,164	3,359
5.950%, 03/19/19		1,600	1,829
5.625%, 01/15/17		9,834	11,053
5.125%, 01/15/20		1,850	1,989
United Mexican States, Ser A MTN
6.750%, 09/27/34		2,613	3,036

			95,195

Morocco — 0.3%
Kingdom of Morocco
4.500%, 10/05/20	EUR	2,400	3,110

Nigeria — 0.2%
Afren
11.500%, 02/01/16 (A)		900	990
Republic of Nigeria
6.750%, 01/28/21 (A)		650	673
UBS
9.350%, 09/04/17 (A) (B)		800	545

			2,208

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13 (C)		2,750	137

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Pakistan — 0.3%
Pakistan Mobile Communications
8.625%, 11/13/13 (A)	330	$323
Republic of Pakistan
7.125%, 03/31/16	1,050	908
6.875%, 06/01/17	2,200	1,853

		3,084

Panama — 1.8%
Republic of Panama
9.375%, 01/16/23	595	786
9.375%, 04/01/29	7,470	10,981
8.875%, 09/30/27	1,357	1,891
8.125%, 04/28/34	940	1,250
7.250%, 03/15/15	1,800	2,109
6.700%, 01/26/36	1,650	1,926

		18,943

Peru — 1.9%
Banco de Credito del Peru
5.375%, 09/16/20 (A)	1,093	1,038
Continental Senior Trustees Cayman
5.500%, 11/18/20 (A)	904	863
Inkia Energy
8.375%, 04/04/21 (A)	548	560
Interoceanica IV Finance
3.979%, 11/30/25 (A) (F)	724	376
3.546%, 11/30/18 (A) (F)	314	250
2.926%, 11/30/18	595	473
Peru Enhanced Pass-Through Finance
3.826%, 05/31/18 (F)	403	342
3.740%, 05/31/18 (A) (F)	456	386
Republic of Peru
8.750%, 11/21/33	6,561	8,913
8.375%, 05/03/16	850	1,046
7.350%, 07/21/25	3,689	4,464
7.125%, 03/30/19	250	299
6.550%, 03/14/37	120	132

		19,142

Philippines — 4.3%
National Power
9.625%, 05/15/28	1,100	1,463
Power Sector
7.390%, 12/02/24 (A)	1,300	1,510
7.250%, 05/27/19 (A)	100	116
Power Sector Assets & Liabilities Management
7.390%, 12/02/24	700	814

SEI Institutional Investments Trust / Annual Report / May 31, 2011	151

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Republic of Philippines
10.625%, 03/16/25		3,376	$5,072
9.500%, 02/02/30		5,555	7,937
9.375%, 01/18/17		7,963	10,322
8.875%, 03/17/15		125	155
8.375%, 06/17/19		1,800	2,306
7.750%, 01/14/31		2,543	3,128
7.500%, 09/25/24		750	906
6.375%, 10/23/34		3,711	4,008
5.500%, 03/30/26		2,146	2,162
4.950%, 01/15/21	PHP	86,000	2,013
4.000%, 01/15/21		2,653	2,580

			44,492

Poland — 1.9%
Polish Television Holding
11.250%, 11/15/14 (A) (D)	EUR	700	1,072
Republic of Poland
6.375%, 07/15/19		13,553	15,448
TVN Finance
10.750%, 11/15/17	EUR	200	323
TVN Finance II
10.750%, 11/15/17 (A)	EUR	1,400	2,244

			19,087

Qatar — 1.6%
Qatari Diar Finance QSC
5.000%, 07/21/20 (A)		1,800	1,843
Qtel International Finance
7.875%, 06/10/19		2,960	3,545
6.500%, 06/10/14 (A)		600	666
5.000%, 10/19/25 (A)		1,172	1,081
4.750%, 02/16/21 (A)		504	490
State of Qatar
9.750%, 06/15/30		535	800
6.400%, 01/20/40		650	723
6.400%, 01/20/40 (A)		705	784
5.250%, 01/20/20 (A)		4,339	4,664
4.000%, 01/20/15		1,600	1,678

			16,274

Russia — 8.1%
Alfa Bank Via Alfa Bond Issuance
7.875%, 09/25/17 (A)		771	814
7.750%, 04/28/21 (A)		910	931
Alfa Dividend Payment Rights Finance MTN
2.202%, 12/15/11 (A) (B)		71	68
Alfa Invest MTN
9.250%, 06/24/13 (A)		1,200	1,320
Alfa Issuance MTN
8.000%, 03/18/15		208	225
Alliance Oil
9.875%, 03/11/15		219	242

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)
BOM Capital
6.699%, 03/11/15	1,300	$1,383
Edel Capital for Sinek Capital SA
7.700%, 08/03/15	600	643
Evraz Group
6.750%, 04/27/18 (A)	837	842
Gaz Capital MTN
8.625%, 04/28/34	516	653
MTS International
8.625%, 06/22/20 (A)	1,650	1,888
Novatek Finance
6.604%, 02/03/21 (A)	2,648	2,805
RSHB Capital for Russian Agricultural Bank
7.750%, 05/29/18	800	915
Russian Federation
12.750%, 06/24/28	3,420	6,087
7.500%, 03/31/30	33,671	39,669
Russian Foreign Bond — Eurobond
5.000%, 04/29/20	300	306
5.000%, 04/29/20 (A)	500	510
RZD Capital MTN
5.739%, 04/03/17	750	801
SCF Capital
5.375%, 10/27/17 (A)	1,900	1,899
Severstal OAO Via Steel Capital
6.700%, 10/25/17 (A)	739	755
Teorema Holding
11.000%, 10/27/09 (C) (G)	2,000	200
TNK-BP Finance
6.250%, 02/02/15 (A)	238	257
UBS (Vimpelcom)
8.250%, 05/23/16	190	211
VEB Finance
6.902%, 07/09/20 (A)	3,635	3,915
Vimpel.com
7.748%, 02/02/21 (A)	3,830	4,047
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18 (A)	400	459
9.125%, 04/30/18	1,100	1,263
Vnesheconombank Via VEB Finance
6.902%, 07/09/20	250	271
6.800%, 11/22/25 (A)	1,250	1,290
5.450%, 11/22/17 (A)	800	826
VTB Bank Via VTB Capital
6.551%, 10/13/20 (A)	960	980
VTB Capital
6.875%, 05/29/18	4,950	5,346
6.609%, 10/31/12 (A)	650	687
6.250%, 06/30/35	698	739

		83,247

152	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Saudi Arabia — 0.2%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15 (A)		1,050	$1,039
10.750%, 02/18/15		500	495

			1,534

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/21 (A)		1,250	1,311

Singapore — 0.8%
Bakrie Telecom
11.500%, 05/07/15		592	618
Sea Production
4.563%, 02/14/12		8,429	7,165
STATS ChipPac
7.500%, 08/12/15 (A)		173	188
5.375%, 03/31/16 (A)		224	224
Yanlord Land Group
9.500%, 05/04/17		258	263

			8,458

South Africa — 3.6%
Edcon Proprietary
9.500%, 03/01/18 (A)		1,200	1,199
4.276%, 06/15/14 (B)	EUR	2,275	2,878
Eskom Holdings
5.750%, 01/26/21 (A)		2,683	2,811
Gold Field Orogen
4.875%, 10/07/20		635	618
Myriad International Holding
6.375%, 07/28/17 (A)		1,856	2,012
Republic of South Africa
10.500%, 12/21/26	ZAR	15,820	2,712
8.500%, 06/23/17		3,038	3,744
8.000%, 12/21/18	ZAR	13,240	1,927
7.250%, 01/15/20	ZAR	7,480	1,028
6.875%, 05/27/19		3,747	4,468
6.750%, 03/31/21	ZAR	30,770	4,026
6.500%, 06/02/14		2,455	2,759
5.875%, 05/30/22		1,745	1,941
5.500%, 03/09/20		4,090	4,458
Transnet MTN
4.500%, 02/10/16 (A)		720	745

			37,326

South Korea — 0.1%
Export-Import Bank of Korea
8.125%, 01/21/14		1,062	1,220

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Sri Lanka — 0.2%
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/15 (A)		500	$547
6.250%, 10/04/20 (A)		300	300
6.250%, 10/04/20		800	800

			1,647

Supra-National — 0.2%
Andina de Fomento
8.125%, 06/04/19		565	693
European Bank for Reconstruction & Development
7.200%, 06/08/16	IDR	8,320,000	977

			1,670

Thailand — 0.4%
True Move
10.750%, 12/16/13		500	545
10.750%, 12/16/13 (A)		850	929
10.375%, 08/01/14 (A)		1,350	1,466
10.375%, 08/01/14		1,000	1,086

			4,026

Trinidad & Tobago — 0.5%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (A)		1,153	1,397
6.000%, 05/08/22 (A)		550	564
6.000%, 05/08/22		2,727	2,795

			4,756

Tunisia — 0.1%
Banque Centrale de Tunisie
8.250%, 09/19/27		300	360
7.375%, 04/25/12		500	521

			881

Turkey — 3.4%
Globus Capital Finance
8.500%, 03/05/12		700	700
Republic of Turkey
11.875%, 01/15/30		1,325	2,253
9.500%, 01/15/14		300	352
8.000%, 02/14/34		1,700	2,108
7.500%, 07/14/17		2,625	3,088
7.500%, 11/07/19		1,887	2,241
7.375%, 02/05/25		5,207	6,147
7.250%, 03/15/15		1,050	1,198
7.250%, 03/05/38		540	621
7.000%, 09/26/16		1,209	1,386
7.000%, 06/05/20		863	994

7.000%, 03/11/19		550	633

SEI Institutional Investments Trust / Annual Report / May 31, 2011	153

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Continued)

May 31, 2011

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)
6.875%, 03/17/36	3,345	$3,679
6.750%, 04/03/18	5,130	5,823
6.750%, 05/30/40	1,941	2,099
6.000%, 01/14/41	470	459
5.625%, 03/30/21	650	682

		34,463

Ukraine — 3.7%
Avangardco Investments
10.000%, 10/29/15	481	476
Biz Finance for Ukreximbank
8.375%, 04/27/15	6,077	6,396
Credit Suisse First Boston for City of Kiev
8.000%, 11/06/15	215	211
Credit Suisse First Boston International (Export/Import - Ukraine)
7.650%, 09/07/11	1,350	1,365
6.800%, 10/04/12	800	818
DTEK Finance
9.500%, 04/28/15	238	256
9.500%, 04/28/15 (A)	790	850
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17 (A)	650	682
Government of Ukraine
7.950%, 02/23/21 (A)	350	360
7.750%, 09/23/20 (A)	1,150	1,182
7.750%, 09/23/20	600	615
7.650%, 06/11/13	3,073	3,254
6.875%, 09/23/15	200	207
6.875%, 09/23/15 (A)	3,143	3,261
6.750%, 11/14/17	1,050	1,059
6.580%, 11/21/16	470	476
Metinvest MTN
8.750%, 02/14/18 (A)	1,150	1,219
MHP
10.250%, 04/29/15	553	589
10.250%, 04/29/15 (A)	1,865	1,988
Mriya Agro Holding
10.950%, 03/30/16 (A)	210	212
NAK Naftogaz Ukraine
9.500%, 09/30/14	8,873	9,738
Springvale Holdings
9.181%, 09/07/09 (B) (C) (G)	1,000	75
UK Private Bank
8.000%, 02/06/12	2,900	2,933

		38,222

United Arab Emirates — 2.8%
Dolphin Energy
5.888%, 06/15/19 (A)	185	200
5.888%, 06/15/19	923	1,001

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Dubai DOF Sukuk MTN
6.396%, 11/03/14		750	$786
Dubai Electricity & Water Authority
8.500%, 04/22/15 (A)		1,450	1,611
8.500%, 04/22/15		1,202	1,336
7.375%, 10/21/20 (A)		2,420	2,493
Dubai Holding MTN
6.000%, 02/01/17	GBP	850	1,179
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14	EUR	4,350	5,659
Dubai Sukuk Centre
0.677%, 06/13/12 (B)		2,507	2,338
Emirate of Abu Dhabi
7.750%, 10/05/20		1,657	1,761
6.750%, 04/08/19 (A)		670	797
6.750%, 04/08/19		800	952
6.700%, 10/05/15		150	158
Jafz Sukuk
3.679%, 11/27/12 (B)	AED	25,100	6,432
MDC-GMTN MTN
5.500%, 04/20/21 (A)		1,660	1,703

			28,406

Uruguay — 2.5%
Republic of Uruguay PIK
7.875%, 01/15/33		3,620	4,506
Republic of Uruguay
9.250%, 05/17/17		4,807	6,290
8.000%, 11/18/22		7,048	8,979
7.625%, 03/21/36		3,661	4,522
6.875%, 09/28/25		761	909

			25,206

Venezuela — 4.1%
Bolivarian Republic of Venezuela
9.000%, 05/07/23		2,963	1,970
8.250%, 10/13/24		2,988	1,867
Government of Venezuela
13.625%, 08/15/18		2,435	2,362
13.625%, 08/15/18		737	715
12.750%, 08/23/22		750	645
10.750%, 09/19/13		900	896
9.375%, 01/13/34		1,020	697
9.250%, 09/15/27		1,775	1,260
9.250%, 05/07/28		1,900	1,268
8.500%, 10/08/14		3,405	3,082
7.750%, 10/13/19		1,350	901

7.650%, 04/21/25		1,400	858
7.000%, 12/01/18		255	175
7.000%, 03/31/38		200	110
6.000%, 12/09/20		900	531

154	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

5.750%, 02/26/16		2,000	$1,485
Petroleos de Venezuela
8.500%, 11/02/17		1,472	1,041
5.500%, 04/12/37		1,950	902
5.375%, 04/12/27		4,655	2,211
5.250%, 04/12/17		6,974	4,184
5.000%, 10/28/15		1,700	1,122
4.900%, 10/28/14		18,688	13,735

			42,017

Vietnam — 0.2%
Socialist Republic of Vietnam
6.875%, 01/15/16		350	375
6.750%, 01/29/20		1,800	1,881

			2,256

Total Global Bonds (Cost $889,856 ($ Thousands)			979,947

LOAN PARTICIPATIONS — 1.2%

Angola — 0.2%
Republic of Angola
3.254%, 04/30/16 (G) (H)	EUR	1,192	1,577

Argentina — 0.0%
Endesa Costanera Sociedad Anonima
11.302%, 03/30/12		347	347

Brazil — 0.1%
Virgolino de Oliveira
5.273%, 11/03/15		600	600

Georgia — 0.0%
Ashmore Cayman
0.000%, 04/16/14 (F) (G) (H)		221	309

Indonesia — 0.4%
PT
7.390%, 03/02/12		1,213	1,213
7.390%, 03/02/12		969	969
PT Bumi Resources
11.243%, 08/07/13		1,973	2,070

			4,252

Russia — 0.2%
Snegri Overseas
10.500%, 10/10/11 (G) (H)		1,991	1,882

Singapore — 0.3%
Morton Bay Senior
6.220%, 06/30/11 (G) (H)		3,230	3,270

Total Loan Participations (Cost $12,040) ($ Thousands)			12,237

Description		Face Amount (Thousands) (1)/Shares	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.4%
BLT International CV to 2,288,997.56 Shares
12.000%, 02/10/15		300	$305
FirstSource Solutions CV to 42,549.14 Shares
5.937%, 12/04/12 (F)		2,100	2,496
Suzlon Energy CV to 22.6830 Shares
3.856%, 06/12/12 (F)		918	1,138
Suzlon Energy CV to 533.2762 Shares
1.699%, 07/25/14 (F)		500	469

Total Convertible Bonds (Cost $3,570) ($ Thousands)			4,408

		Number of Warrants

WARRANTS — 0.0%

Russia — 0.0%
Teorema Holding A, Expires 10/27/11*		136	—
Teorema Holding B, Expires 10/27/11*		272	—

Total Warrants (Cost $47) ($ Thousands)			—

TIME DEPOSITS — 2.1%

United States — 2.1%
Brown Brothers Harriman
0.430%, 06/01/11	EUR	347	499
0.030%, 06/01/11	USD	20,849	20,849

Total Time Deposits (Cost $21,348) ($ Thousands)			21,348

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P. 0.150%†** (I)		2,223,603	2,010

Total Affiliated Partnership (Cost $2,224) ($ Thousands)			2,010

Total Investments — 99.2% (Cost $929,085) ($ Thousands)			$1,019,950

SEI Institutional Investments Trust / Annual Report / May 31, 2011	155

SCHEDULE OF INVESTMENTS

Emerging Markets Debt Fund (Concluded)

May 31, 2011

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Buxl 30 Year Bond	(16)	Jun-2011	$(45)
U.S. 10-Year Treasury Note	10	Sep-2011	7
U.S. Ultra Long Treasury Bond	13	Sep-2011	13

			$(25)

For the year ended May 31, 2011, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A summary of the outstanding forward foreign currency contracts held by the Fund at May 31, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
6/2/11	BRL	7,767	USD	4,927	$24
6/2/11	USD	4,775	BRL	7,767	128
6/3/11	MYR	21,385	USD	7,051	(52)
6/3/11-9/6/11	USD	14,135	MYR	42,771	29
6/6/11-7/5/11	RUB	299,663	USD	10,670	(19)
6/20/11-7/21/11	EUR	27,287	USD	38,821	(373)
6/20/11-7/21/11	USD	676	EUR	481	14

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
6/20/11-8/19/11	USD	11,164	RUB	315,125	$47
7/8/11	MXP	144,380	USD	12,160	(270)
7/8/11	USD	2,780	MXP	32,769	41
7/14/11	GBP	734	USD	1,188	(19)
7/18/11	USD	2,543	KRW	2,745,975	1
7/25/11	USD	4,200	INR	191,436	15
8/9/11-11/14/11	CNY	52,392	USD	8,101	(35)
8/9/11-5/16/12	USD	12,088	CNY	78,588	166
8/11/11	USD	4,982	SGD	6,152	3

					$(300)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at May 31, 2011, is as follows:

CounterParty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(7,103)	7,070	$(34)
Brown Brothers Harriman	(5,455)	5,496	41
Citigroup	(33,772)	34,071	299
HSBC	(36,222)	35,739	(483)
JPMorgan Chase Bank	(14,281)	14,064	(217)
Morgan Stanley & Co.	(32,447)	32,523	76
Standard Bank	(11,725)	11,743	18

			$(300)

A summary of outstanding swap agreements help by the Fund at May 31, 2011, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date		Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
HSBC	Republic of Korea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,475,000	$238
Barclays Bank PLC	Republic of Korea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,497,000	212

							$450

Percentages are based on a Net Assets of $1,028,691 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

(1)	In U.S. dollars unless otherwise indicated.

†	Investment in Affiliated Security (see Note 5).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2011. The date reported is the final maturity date.

(C)	Security in default on interest payments.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2011. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $2,095 ($ Thousands).

(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2011 was $7,313 and represented 0.7% of Net Assets.
(H)	Securities considered illiquid. The total value of such securities as of May 31, 2011 was $7,038 ($ Thousands) and represented 0.68% of Net Assets.

(I)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2011 was $2,010 ($ Thousands)

AED — United Arab Emirates Dirham

BRL — Brazilian Real

CLN — Credit-Linked Note

CNY — Chinese Yuan

COP — Colombian Peso

CV — Convertible Security

DEM — German Mark

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — Korean Won

LLC — Limited Liability Company

L.P. — Limited Partnership

156	SEI Institutional Investments Trust / Annual Report / May 31, 2011

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPC — Segregated Portfolio Company

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$979,947	$—	$979,947
Convertible Bonds	—	4,408	—	4,408
Credit-Linked Notes
Warrants	—	—	—	—
Loan Participations	—	5,199	7,038	12,237
Time Deposits	21,348	—	—	21,348
Affiliated Partnership	—	2,010	—	2,010

Total Investments in Securities	$21,348	$991,564	$7,038	$1,019,950

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(25)	$—	$—	$(25)
Forwards	(300)	—	—	(300)
Total Return Swaps	—	450	—	450

Total Other Financial Instruments	$(325)	$450	$—	$125

*	Future contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Loan Participations	Investments in Total Return Swaps
Beginning balance as June 1, 2010	$9,135	$(4)
Accrued discounts/premiums	21	—
Realized gain/(loss)	(5)	1
Change in unrealized appreciation/(depreciation)	897	4
Net purchases/sales	(3,010)	(1)
Net transfer in and/or out of Level 3	—	—

Ending balance as of May 31, 2011	$7,038	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$773	$—

For the year ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, See Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	157

SCHEDULE OF INVESTMENTS

Real Return Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.9%
U.S. Treasury Inflation-Protected Securities
3.000%, 07/15/12	$20,196	$21,295
2.000%, 04/15/12	12,467	12,856
2.000%, 01/15/14	41,391	44,977
2.000%, 07/15/14	32,556	35,748
2.000%, 01/15/16	29,077	32,420
1.875%, 07/15/13	24,571	26,374
1.625%, 01/15/15	46,930	51,139
1.250%, 04/15/14	28,721	30,655
0.625%, 04/15/13	35,730	37,114
0.500%, 04/15/15	51,584	54,018
0.125%, 04/15/16	21,868	22,401

Total U.S. Treasury Obligations (Cost $353,402) ($ Thousands)		368,997

Total Investments — 99.9% (Cost $353,402) ($ Thousands)		$368,997

Percentages are based on Net Assets of $369,232 ($ Thousands).

As of May 31, 2011, all of the Fund’s investments were considered level 2, in accordance with ASC-820.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

158	SEI Institutional Investments Trust / Annual Report / May 31, 2011

SCHEDULE OF INVESTMENTS

Dynamic Asset Allocation Fund

May 31, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 8.1%
FHLB
0.072%, 08/24/11	$16,000	$15,997
0.060%, 08/12/11 (B)	17,000	16,998

Total U.S. Government Agency Obligations (Cost $32,995) ($ Thousands)		32,995

U.S. TREASURY OBLIGATIONS (A) — 42.0%
U.S. Treasury Bills
0.185%, 12/15/11 (B)	10,000	9,995
0.160%, 06/02/11 (B)	20,000	20,000
0.140%, 06/09/11	16,000	16,000
0.065%, 07/07/11	90,000	89,998
0.021%, 08/04/11	35,000	34,998

Total U.S. Treasury Obligations (Cost $170,983) ($ Thousands)		170,991

CASH EQUIVALENT — 45.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050% †*	187,104,268	187,104

Total Cash Equivalent (Cost $187,104) ($ Thousands)		187,104

Total Investments — 96.0% (Cost $391,082) ($ Thousands)		$391,090

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	5,496	Jun-2011	$11,673
U.S. 10-Year Treasury Note	303	Sep-2011	239

			$11,912

For the year ended May 31, 2011, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages	are based on a Net Assets of $407,345 ($ Thousands).

*	The rate reporting is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	The rate reported is effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLB — Federal Home Loan Bank

S&P — Standard & Poor’s

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$32,995	$—	$32,995
U.S. Treasury Obligations	—	170,991	—	170,991
Cash Equivalent	187,104	—	—	187,104

Total Investments in Securities	$187,104	$203,986	$—	$391,090

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$11,912	$—	$—	$11,912

*	Future contracts are value at the unrealized appreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	159

Statements of Assets and Liabilities ($ Thousands)

May 31, 2011

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund
ASSETS:
Investments at value†	$1,572,797	*	$353,745		$6,721,620	*
Affiliated investment, at value††	154,813		7,750		1,408,505
Cash	4		7		16
Foreign currency, at value†††	—		—		—
Receivable for fund shares sold	9,648		2,543		8,919
Receivable for investment securities sold	5,287		935		2,163
Dividends and interest receivable	2,518		545		15,775
Receivable for variation margin	288		48		11,653
Foreign tax reclaim receivable	12		5		—
Unrealized gain on foreign spot currency contracts	—		—		—
Prepaid expenses	9		2		36
Total Assets	1,745,376		365,580		8,168,687
LIABILITIES:
Payable upon return on securities loaned	119,964		—		377,556
Payable for investment securities purchased	4,900		963		4,549
Payable for fund shares redeemed	3,513		332		11,271
Payable to custodian	—		—		—
Payable for foreign currency	—		—		—
Payable for variation margin	15		—		—
Unrealized loss on foreign spot currency contracts	—		—		—
Investment advisory fees payable	329		93		1,118
Chief Compliance Officer fees payable	4		1		19
Trustees fees payable	—		—		1
Accrued expense payable	44		11		193
Total Liabilities	128,769		1,400		394,707
Net Assets	$1,616,607		$364,180		$7,773,980
†Cost of investments and repurchase agreements	1,296,029		307,432		5,556,582
††Cost of affiliated investments	155,401		7,750		1,565,081
†††Cost of foreign currency	—		—		—
* Includes market value of securities on loan	118,354		—		371,687
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,341,427		$458,245		$8,396,220
Undistributed net investment income	4,171		—		3,140
Accumulated net realized gain/(loss) on investments, option contracts, swaptions, futures, securities sold short, swap contracts and foreign currency	(6,671)		(140,504)		(1,659,091)
Net unrealized appreciation on investments and option contracts	276,180		46,313		1,008,462
Net unrealized appreciation (depreciation) on futures contracts	1,500		126		25,249
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—
Net Assets	$1,616,607		$364,180		$7,773,980
Net Asset Value, Offering and Redemption Price Per Share — Class A	$18.40		$9.53		$10.87
	($1,616,607,043 ÷ 87,856,388 shares	)	($364,180,250 ÷ 38,221,471 shares	)	($7,773,980,320 ÷ 715,280,631 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

160	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Large Cap Index Fund		Small Cap Fund		Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund		International Equity Fund

$748,828	*	$ 713,805	*	$2,238,812	*	$132,360		$ 538,668 *
66,073		186,615		643,293		2,241		45,707
1		25		—		—		814
—		1		337		—		849
5,892		3,031		3,981		215		323
1,804		4,585		29,669		—		20,686
1,496		462		1,722		335		2,560
246		227		625		20		—
1		—		1		—		881
—		—		2		—		3
2		6		10		1		3
824,343		908,757		2,918,452		135,172		610,494

47,159		176,283		565,631		—		43,510
6,616		2,947		29,175		—		2,415
369		6,338		7,255		1,312		17,592
—		—		296		—		—
—		—		—		5		—
15		—		—		—		221
—		—		—		—		17
25		339		945		40		121
2		2		6		—		1
—		—		—		—		—
22		23		62		4		105
54,208		185,932		603,370		1,361		63,982
$770,135		$ 722,825		$2,315,082		$133,811		$ 546,512
533,020		607,317		1,810,923		105,338		479,306
66,692		192,229		650,755		2,241		46,521
—		1		337		(5)		844
46,383		171,742		552,143		—		41,822

$601,801		$ 895,865		$2,098,851		$ 83,661		$ 886,300
2,178		325		6,997		333		5,637
(49,993)		(274,611)		(212,566)		22,718		(403,839)
215,189		100,874		420,427		27,022		58,548
960		372		1,373		77		(30)
—		—		—		—		(104)
$770,135		$ 722,825		$2,315,082		$133,811		$ 546,512
$117.49		$13.49		$13.62		$12.15		$8.07
($770,134,586 ÷ 6,555,116 shares	)	($722,824,669 ÷ 53,576,484 shares	)	($2,315,082,411 ÷ 169,947,760 shares	)	($133,810,892 ÷ 11,010,060 shares	)	($546,511,535 ÷ 67,738,580 shares )

SEI Institutional Investments Trust / Annual Report / May 31, 2011	161

Statements of Assets and Liabilities ($ Thousands)

May 31, 2011

	World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Enhanced LIBOR Opportunities Fund	Core Fixed Income Fund
ASSETS:
Investments at value†	$4,925,524	*	$ 53,880		$124,913	$7,170,590 *
Affiliated investment, at value††	626,601		369		178,846	1,070,570
Cash	39,202		—		3,163	23
Foreign currency, at value†††	29,635		27		—	1,721
Cash pledged as collateral for forward foreign currency contracts, future contracts and swap contracts	—		—		45	4,093
Receivable for fund shares sold	47,138		536		6,187	18,544
Receivable for investment securities sold	39,935		565		659	788,654
Dividends and interest receivable	22,575		185		485	38,776
Foreign tax reclaim receivable	2,560		68		1	31
Receivable for variation margin	994		1		2	200
Unrealized gain on foreign spot currency contracts	31		—		—	—
Unrealized gain on forward foreign currency contracts	—		—		—	329
Swap contracts at value††††	—		—		—	13,297
Prepaid expenses	21		—		1	10
Total Assets	5,734,216		55,631		314,302	9,106,838
LIABILITIES:
Payable upon return on securities loaned	519,186		—		—	725,147
Payable for investment securities purchased	73,911		674		18,866	1,563,816
Payable for fund shares redeemed	9,587		31		52	39,185
Payable for loss on securities lending	—		—		—	—
Income distribution payable	—		—		—	662
Swap contracts at value††††	—		—		—	14,874
Options written, at value†††††	—		—		—	357
Payable to custodian	—		9		—	—
Payable for variation margin	17		—		4	470
Unrealized loss on foreign spot currency contracts	56		1		—	—
Unrealized loss on forward foreign currency contracts	—		—		—	—
Investment advisory fees payable	1,885		17		90	753
Chief Compliance Officer fees payable	12		—		1	15
Trustees fees payable	1		—		—	1
Accrued expense payable	346		55		—	—
Accrued foreign capital gains tax on appreciated securities	126		—		12	159
Total Liabilities	605,127		787		19,025	2,345,439
Net Assets	$5,129,089		$ 54,844		$295,277	$6,761,399
†Cost of investments and repurchase agreements	4,275,231		47,320		124,780	7,035,708
††Cost of affiliated investments	629,325		369		196,975	1,080,133
†††Cost of foreign currency	29,596		20		—	1,632
††††Swap Premiums received	—		—		—	9,424
†††††Option Premiums received	—		—		—	(260)
* Includes market value of securities on loan	506,413		—		—	706,285
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$4,999,568		$ 64,517		$340,825	$6,721,463
Undistributed (distributions in excess of) net investment income (Accumulated net investment loss)	45,254		590		4,196	(6,585)
Accumulated net realized gain/(loss) on investments, option contracts, swaptions, futures, securities sold short, swap contracts and foreign currency	(565,012)		(16,856)		(31,733)	(66,704)
Net unrealized appreciation (depreciation) on investments and option contracts	647,569		6,560		(17,996)	125,222
Net unrealized appreciation (depreciation) on futures contracts	1,433		19		(15)	(1,415)
Net unrealized appreciation (depreciation) on swap contracts	—		—		—	(11,001)
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	403		14		—	419
Accumulated foreign capital gains tax on appreciated securities	(126)		—		—	—
Net Assets	$5,129,089		$ 54,844		$295,277	$6,761,399
Net Asset Value, Offering and Redemption Price Per Share — Class A	$11.71		$9.01		$7.95	$10.39
	($5,129,089,344 ÷ 437,895,274 shares	)	($54,844,456 ÷ 6,089,018 shares	)	($295,276,817 ÷ 37,120,786 shares )	($6,761,398,510 ÷ 650,795,329 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

162	SEI Institutional Investments Trust / Annual Report / May 31, 2011

High Yield Bond Fund	Long Duration Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund	Real Return Fund		Dynamic Asset Allocation Fund

$1,915,007	$3,425,170	$320,452	$ 1,017,940 *	$368,997		$203,986
28,433	71,420	50	2,010	—		187,104
—	—	11	113	382		—
—	—	—	201	—		7,500
—	—	215	433	—		—
5,053	8,527	3,195	3,035	496		5,182
16,766	3,444	12,661	9,125	—		3,870
34,879	39,890	871	17,587	1,615		8
6	30	5	—	—		—
—	563	1	17	—		—
—	—	—	—	—		—
—	—	—	541	—		—
—	—	—	4,988	—		—
3	14	—	3	2		1
2,000,147	3,549,058	337,461	1,055,993	371,492		407,651

—	—	—	2,224	—		—
38,714	8,948	23,991	11,190	—		—
16,385	14,077	33	12,503	2,192		136
1,915	—	—	—	—		—
319	160	2	—	—		—
1,476	—	—	—	—		—
—	—	—	—	—		—
1,680	1,737	—	—	—		—
—	348	20	—	—		—
—	—	—	—	—		—
—	—	—	841	—		—
552	522	38	477	59		152
5	7	1	2	1		1
—	1	—	—	—		—
78	—	18	65	8		17
—	104	—	—	—		—
61,124	25,904	24,103	27,302	2,260		306
$1,939,023	$3,523,154	$313,358	$1,028,691	$369,232		$407,345
1,809,201	3,195,426	320,302	926,861	353,402		203,978
28,433	71,420	50	2,224	—		187,104
—	—	—	345	—		—
357	—	—	4,538	—		—
—	—	—	—	—		—
—	—	—	2,095	—		—

$1,917,442	$3,320,114	$313,684	$ 935,208	$347,005		$385,013

5,359	2	(1)	11,233	5,358		—
(87,751)	(24,379)	(364)	(8,851)	1,274		10,412
105,806	229,744	150	90,865	15,595		8
—	(2,327)	(111)	(25)	—		11,912
(1,833)	—	—	450	—		—
—	—	—	(189)	—		—
—	—	—	—	—		—
$1,939,023	$3,523,154	$313,358	$1,028,691	$369,232		$407,345
$9.58	$8.83	$9.99	$11.60	$10.67		$11.26
($1,939,023,159 ÷ 202,363,880 shares )	($3,523,153,590 ÷ 398,806,916 shares )	($313,358,050 ÷ 31,369,763 shares )	($1,028,690,704 ÷ 88,668,541 shares )	($369,232,150 ÷ 34,610,540 shares	)	($407,344,885 ÷ 36,171,353 shares	)

SEI Institutional Investments Trust / Annual Report / May 31, 2011	163

Statements of Operations ($ Thousands)

For the year ended May 31, 2011

	Large Cap Fund	Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund
Investment Income
Dividends	$23,415	$5,781	$127,959
Dividends from Affiliated Registered Investment Company(1)	55	16	414
Interest Income	16	6	228
Security Lending Income — Net	221	—	879
Less: Foreign Taxes Withheld	(31)	(17)	(25)
	23,676	5,786	129,455
Expenses:
Investment Advisory Fees	5,892	1,432	30,097
Administration Fees	736	179	3,762
Trustee Fees	22	6	122
Chief Compliance Officer Fees	6	1	30
Custodian/Wire Agent Fees	86	20	432
Professional Fees	64	15	334
Printing Fees	12	2	54
Registration Fees	7	2	30
Overdraft Fees	—	—	—
Other Expenses	43	22	193
Total Expenses	6,868	1,679	35,054
Less:
Waiver of Investment Advisory Fees	(2,280)	(370)	(17,250)
Waiver of Administration Fees	(736)	(179)	(3,762)
Fees Paid Indirectly(1)	(31)	(4)	(129)
Net Expenses	3,821	1,126	13,913
Net Investment Income	19,855	4,660	115,542
Net Realized and Unrealized Gain (Loss) on Investments:
Investments	97,117	48,437	621,379
Affiliated Investments	—	(12,818)	—
Futures Contracts	9,463	(17)	232,726
Swap Contracts	—	—	—
Foreign Currency Transactions	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	211,709	55,104	662,779
Affiliated Investments	174	(13,128)	37,971
Futures Contracts	3,083	2,252	59,340
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	—
Net Increase in Net Assets Resulting from Operations	$341,401	$84,490	$1,729,737

(1)	See Note 5 in the Notes to Financial Statements.
(2)	Includes realized gain of $119,030 ($ Thousands) from In-kind redemptions (see Note 10).
(3)	Includes realized gain of $17,980 ($ Thousands) from In-kind redemptions (see Note 10).
(4)	See Note 7.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

164	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Large Cap Index Fund	Small Cap Fund	Small/Mid Cap Equity Fund	U.S. Managed Volatility Fund	International Equity Fund

$11,015	$12,210	$23,250	$3,461	$17,587
15	54	86	4	13
1	239	237	2	49
119	1,067	1,599	—	399
(12)	(31)	(94)	(18)	(1,629)
11,138	13,539	25,078	3,449	16,419

963	6,771	13,897	986	2,936
283	521	1,069	76	291
9	21	34	4	10
2	3	9	1	2
31	61	123	9	310
25	41	96	6	28
4	6	15	—	4
4	4	9	1	3
—	—	—	—	13
32	50	72	7	93
1,353	7,478	15,324	1,090	3,690

(720)	(1,312)	(3,530)	(481)	(1,020)
(283)	(521)	(1,069)	(76)	(291)
—	(67)	(200)	—	(20)
350	5,578	10,525	533	2,359
10,788	7,961	14,553	2,916	14,060

(8,813)	286,042 (2)	391,037	46,034 (3)	61,883 (4)
—	—	—	—	—
2,467	18,232	14,683	540	1,975
—	—	—	—	(3,263)
—	(38)	(455)	1	(6,136)

124,500	(50,479)	132,884	(10,870)	88,560
143	542	(77)	—	9
1,366	212	832	217	170
—	—	—	—	4,287
—	1	3	—	208
$130,451	$262,473	$553,460	$38,838	$161,753

SEI Institutional Investments Trust / Annual Report / May 31, 2011	165

Statements of Operations ($ Thousands)

For the period ended May 31, 2011

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Enhanced LIBOR Opportunities Fund	Core Fixed Income Fund
Investment Income
Dividends	$125,571	$1,590	$—	$322
Dividends from Affiliated Registered Investment Company(1)	192	3	11	320
Interest Income	38	6	3,345	227,572
Security Lending Income — Net	2,503	—	—	321
Less: Foreign Taxes Withheld	(10,402)	(140)	—	(9)
	117,902	1,459	3,356	228,526
Expenses:
Investment Advisory Fees	25,187	434	722	18,247
Administration Fees	2,290	33	80	3,041
Trustee Fees	70	1	2	99
Chief Compliance Officer Fees	20	—	1	23
Custodian/Wire Agent Fees	1,005	186	9	348
Professional Fees	229	3	8	263
Overdraft Fees	42	1	—	—
Printing Fees	38	1	1	44
Registration Fees	30	—	3	39
Interest Expense	—	—	—	1,036
Other Expenses	188	51	22	182
Total Expenses	29,099	710	848	23,322
Less:
Waiver of Investment Advisory Fees	(6,089)	(166)	(104)	(10,615)
Waiver of Administration Fees	(2,290)	(33)	(80)	(3,041)
Fees Paid Indirectly(1)	(111)	—	—	—
Net Expenses	20,609	511	664	9,666
Net Investment Income (Loss)	97,293	948	2,692	218,860
Net Realized and Unrealized Gain (Loss) on Investments:
Investments	349,874 (4)	7,533 (4)	(1,212)	104,480
Affiliated Investments	—	—	—	—
Futures Contracts	35,433	241	(50)	(12,422)
Written Options	—	—	—	1,612
Swap Contracts	(5,066)	—	—	(5,193)
Foreign Currency Transactions	(22,943)	(93)	—	(1,844)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	752,271	9,642	2,757	164,929
Affiliated Investments	(411)	—	3,672	(148)
Futures Contracts	3,615	208	(13)	(216)
Written Options	—	—	—	66
Written Swaptions	—	—	—	—
Swap Contracts	6,885	—	—	4,385
Foreign Capital Gains Tax	(14)	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	468	17	—	281
Net Increase in Net Assets Resulting from Operations	$1,217,405	$18,496	$7,846	$474,790

(1)	See Note 5 in the Notes to Financial Statements.
(2)	Commenced operations on February 25, 2011.
(3)	Commenced operations on July 30, 2010.
(4)	See Note 7.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

166	SEI Institutional Investments Trust / Annual Report / May 31, 2011

-

High Yield Bond Fund	Long Duration Fund	Ultra Short Duration Bond Fund(2)	Emerging Markets Debt Fund	Real Return Fund	Dynamic Asset Allocation Fund(3)

$770	$—	$—	$—	$—	$—
65	52	—	—	—	62
164,274	152,676	1,351	76,915	11,295	128
—	—	—	12	—	—
(33)	—	—	—	—	—
165,076	152,728	1,351	76,927	11,295	190

9,114	8,754	110	8,781	802	1,018
935	1,459	37	517	182	85
30	46	—	17	6	1
7	11	1	4	1	1
107	166	4	113	8	10
82	120	6	50	16	10
—	—	—	9	1	—
15	21	1	7	3	2
15	26	9	4	2	8
—	49	—	—	—	—
176	146	3	113	12	2
10,481	10,798	171	9,615	1,033	1,137

(2,973)	(3,411)	(1)	(3,390)	(117)	(203)
(935)	(1,459)	(37)	(517)	(182)	(85)
—	—	—	—	—	—
6,573	5,928	133	5,708	734	849
158,503	146,800	1,218	71,219	10,561	(659)

78,894	84,210	204	55,493	3,433	64
—	—	—	—	—	—
—	7,710	(514)	(193)	(277)	12,892
(691)	—	—	—	—	—
(905)	(439)	—	223	—	—
—	—	—	(2,128)	—	—

90,902	73,060	150	29,124	9,862	8
(1,915)	—	—	12	—	—
—	1,353	(111)	(17)	—	11,912
—	—	—	—	—	—
—	—	—	—	—	—
(1,110)	511	—	527	—	—
—	—	—	—	—	—
—	—	—	1,119	—	—
$323,678	$313,205	$947	$155,379	$23,579	$24,217

SEI Institutional Investments Trust / Annual Report / May 31, 2011	167

Statements of Changes in Net Assets ($ Thousands)

For the years ended May 31,

	Large Cap Fund		Large Cap Diversified Alpha Fund
	2011	2010	2011	2010
Operations:
Net Investment Income	$19,855	$14,146	$4,660	$4,520
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts and Swap Contracts	106,580	52,197	35,602	45,041
Net Realized Loss on Foreign Currency Transactions	—	—	—	(9)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Future Contracts	214,966	51,674	44,228	21,406
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	—	—	1
Net Increase in Net Assets Resulting from Operations	341,401	118,017	84,490	70,959
Dividends and Distributions From:
Net Investment Income:
Class A	(19,157)	(12,504)	(6,446)	(4,456)
Total Dividends and Distributions	(19,157)	(12,504)	(6,446)	(4,456)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	591,342 (2)	780,894 (2)	57,093	53,221
Reinvestment of Dividends & Distributions	18,866	11,980	5,368	3,677
Cost of Shares Redeemed	(546,227)	(194,426)	(128,825)	(101,903)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	63,981	598,448	(66,364)	(45,005)
Net Increase (Decrease) in Net Assets	386,225	703,961	11,680	21,498
Net Assets:
Beginning of Year	1,230,382	526,421	352,500	331,002
End of Year	$1,616,607	$1,230,382	$364,180	$352,500
Undistributed Net Investment Income Included in Net Assets at Year End	$4,171	$3,321	$—	$1,390
(1)	See Note 6 in the Notes to Financial Statements for additional information.
(2)	Includes subscriptions/redemptions as a result of an in-kind transfers of securities (see Note 10).

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

168	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Large Cap Disciplined Equity Fund		Large Cap Index Fund		Small Cap Fund
2011	2010	2011	2010	2011		2010

$115,542	$122,842	$10,788	$10,626	$7,961		$10,570
854,105	931,525	(6,346)	(10,201)	304,274		115,418
—	(795)	—	—	(38)		(39)
760,090	304,274	126,009	91,698	(49,725)		222,973
—	802	—	—	1		(2)
1,729,737	1,358,648	130,451	92,123	262,473		348,920

(166,228)	(113,630)	(10,513)	(10,238)	(10,045)		(10,767)
(166,228)	(113,630)	(10,513)	(10,238)	(10,045)		(10,767)

1,560,223	1,258,268 (2)	246,729	142,340	225,296		229,238 (2)
163,690	110,682	10,184	9,924	8,883		9,886
(2,474,204)	(1,696,325)	(115,836)	(78,921)	(1,103,530	)(2)	(223,389)
(750,291)	(327,375)	141,077	73,343	(869,351)		15,735
813,218	917,643	261,015	155,228	(616,923)		353,888

6,960,762	6,043,119	509,120	353,892	1,339,748		985,860
$7,773,980	$6,960,762	$770,135	$509,120	$722,825		$1,339,748
$3,140	$32,919	$2,178	$1,848	$325		$1,670

SEI Institutional Investments Trust / Annual Report / May 31, 2011	169

Statements of Changes in Net Assets ($ Thousands)

For the years ended May 31,

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund
	2011	2010	2011		2010
Operations:
Net Investment Income	$14,553	$16,622	$2,916		$5,577
Net Realized Gain (Loss) from Investments, Affiliated Investments, Written Options, Written Swaptions Futures Contracts and Swap Contracts	405,720	188,860	46,574		21,373
Net Realized Gain (Loss) on Foreign Currency Transactions	(455)	(215)	1		—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Written Options, Future Contracts and Swap Contracts	133,639	418,448	(10,653)		24,616
Net Change in Unrealized Appreciation (Depreciation) on Foreign Cap Gains Tax	—	—	—		—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	3	(4)	—		—
Net Increase in Net Assets Resulting from Operations	553,460	623,711	38,838		51,566
Dividends and Distributions From:
Net Investment Income:
Class A	(10,170)	(23,438)	(3,434)		(5,539)
Net Realized Gains:
Class A	—	—	(19,896)		(4,493)
Total Dividends and Distributions	(10,170)	(23,438)	(23,330)		(10,032)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	606,822	390,769	44,630		45,965
Reinvestment of Dividends & Distributions	10,055	22,917	23,067		10,025
Cost of Shares Redeemed	(909,528)	(674,340)	(204,488	)(2)	(80,290)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(292,651)	(260,654)	(136,791)		(24,300)
Net Increase (Decrease) in Net Assets	250,639	339,619	(121,283)		17,234
Net Assets:
Beginning of Year	2,064,443	1,724,824	255,094		237,860
End of Year	$2,315,082	$2,064,443	$133,811		$255,094
Undistributed Net Investment Income Included in Net Assets at Year End	$6,997	$1,454	$333		$823

(1)	See Note 6 in the Notes to Financial Statements for additional information.
(2)	Includes redemptions as a result of an in-kind transfer of securities (see Note 10).

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

170	SEI Institutional Investments Trust / Annual Report / May 31, 2011

International Equity Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Enhanced LIBOR Opportunities Fund
2011	2010	2011	2010	2011	2010	2011	2010

$14,060	$16,417	$97,293	$70,990	$948	$1,156	$2,692	$4,348
60,595	90,023	380,241	400,245	7,774	4,715	(1,262)	(20,935)
(6,136)	4,439	(22,943)	13,721	(93)	(49)	—	(78)
93,026	(53,314)	762,360	(224,368)	9,850	(21)	6,416	35,722
—	—	(14)	586	—	—	—	—
208	(1,623)	468	(7,251)	17	(17)	—	79
161,753	55,942	1,217,405	253,923	18,496	5,784	7,846	19,136

(22,384)	(13,386)	(82,847)	(75,180)	(1,216)	(912)	(3,019)	(2,810)

—	—	—	—	—	—	—	—
(22,384)	(13,386)	(82,847)	(75,180)	(1,216)	(912)	(3,019)	(2,810)

83,444	168,088	1,352,139	1,300,345	9,127	25,764	194,729	6,304
19,996	11,628	80,707	73,000	1,081	785	2,853	1,051
(301,776)	(321,669)	(1,150,929)	(561,231)	(41,387)	(14,785)	(22,651)	(73,275)
(198,336)	(141,953)	281,917	812,114	(31,179)	11,764	174,931	(65,920)
(58,967)	(99,397)	1,416,475	990,857	(13,899)	16,636	179,758	(49,594)

605,479	704,876	3,712,614	2,721,757	68,743	52,107	115,519	165,113
$546,512	$605,479	$5,129,089	$3,712,614	$54,844	$68,743	$295,277	$115,519
$5,637	$21,951	$45,254	$53,729	$590	$821	$4,196	$2,587

SEI Institutional Investments Trust / Annual Report / May 31, 2011	171

Statements of Changes in Net Assets ($ Thousands)

For the periods ended May 31,

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund
	2011	2010	2011	2010	2011	2010
Operations:
Net Investment Income (Loss)	$218,860	$250,203	$158,503	$148,363	$146,800	$112,088
Net Realized Gain (Loss) from Investments, Affiliated Investments, Written Options, Written Swaptions, Futures Contracts and Swap Contracts	88,477	130,778	77,298	64,320	91,481	32,301
Net Realized Gain (Loss) on Foreign Currency Transactions	(1,844)	416	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Written Options Futures Contracts and Swap Contracts	169,016	356,650	87,877	240,831	74,924	175,210
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	281	541	—	—	—	—
Net Increase in Net Assets Resulting from Operations	474,790	738,588	323,678	453,514	313,205	319,599
Dividends and Distributions From:
Net Investment Income:
Class A	(228,272)	(257,305)	(154,212)	(141,645)	(143,104)	(113,770)
Net Realized Gains:
Class A	(221,862)	—	(974)	(3,523)	(103,135)	—
Total Dividends and Distributions	(450,134)	(257,305)	(155,186)	(145,168)	(246,239)	(113,770)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	2,335,978	2,283,474	637,137	483,963	1,051,417	1,092,791
Reinvestment of Dividends & Distributions	420,406	235,877	150,486	138,393	242,862	113,670
Cost of Shares Redeemed	(1,725,349)	(1,835,519)	(651,700)	(535,365)	(574,278)	(165,150)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	1,031,035	683,832	135,923	86,991	720,001	1,041,311
Net Increase in Net Assets	1,055,691	1,165,115	304,415	395,337	786,967	1,247,140
Net Assets:
Beginning of Period	5,705,708	4,540,593	1,634,608	1,239,271	2,736,187	1,489,047
End of Period	$6,761,399	$5,705,708	$1,939,023	$1,634,608	$3,523,154	$2,736,187
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(6,585)	$8,929	$5,359	$49	$2	$(3,008)
(1)	See Note 6 in the Notes to Financial Statements for additional information.
(2)	Commenced operations on February 25, 2011.
(3)	Commenced operations on July 30, 2010.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

172	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Ultra Short Duration Bond Fund(2)	Emerging Markets Debt Fund		Real Return Fund		Dynamic Asset Allocation Fund(3)
2011	2011	2010	2011	2010	2011

$1,218	$71,219	$77,877	$10,561	$8,931	$(659)
(310)	55,523	39,929	3,156	11,088	12,956
—	(2,128)	5,771	—	44	—
39	29,646	87,960	9,862	(5,139)	11,920
—	1,119	(1,104)	—	—	—
947	155,379	210,433	23,579	14,924	24,217

(1,266)	(51,025)	(95,106)	(7,114)	(6,985)	—

—	—	—	(6,626)	—	(1,885)
(1,266)	(51,025)	(95,106)	(13,740)	(6,985)	(1,885)

324,455	356,572	257,845	162,486	162,256	387,308
1,242	49,210	90,608	11,996	4,464	1,843
(12,020)	(471,043)	(375,408)	(141,847)	(108,378)	(4,138)
313,677	(65,261)	(26,955)	32,635	58,342	385,013
313,358	39,093	88,372	42,474	66,281	407,345

—	989,598	901,226	326,758	260,477	—
$313,358	$1,028,691	$989,598	$369,232	$326,758	$407,345
$(1)	$11,233	$(5,095)	$5,358	$1,919	$—

SEI Institutional Investments Trust / Annual Report / May 31, 2011	173

Financial Highlights

For the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2011	$14.84	$0.22	$3.56	$3.78	$(0.22)		$—	$(0.22)	$18.40	25.70%	$1,616,607	0.26%	0.26%	0.47%	1.35%	85%
2010	12.55	0.23	2.28	2.51	(0.22)		—	(0.22)	14.84	20.05	1,230,382	0.26	0.26	0.47	1.56	72
2009	18.75	0.28	(6.22)	(5.94)	(0.26)		—	(0.26)	12.55	(31.73)	526,421	0.25	0.26	0.48	2.16	81
2008	20.31	0.32	(1.52)	(1.20)	(0.36)		—	(0.36)	18.75	(5.95)	361,156	0.26	0.26	0.47	1.66	57
2007	16.93	0.28	3.40	3.68	(0.30)		—	(0.30)	20.31	21.97	693,994	0.26	0.26	0.46	1.57	47
Large Cap Diversified Alpha Fund
Class A
2011	$7.69	$0.11	$1.88	$1.99	$(0.15)		$—	$(0.15)	$9.53	26.09%	$364,180	0.31%	0.31%	0.47%	1.30%	143%
2010	6.35	0.09	1.34	1.43	(0.09)		—	(0.09)	7.69	22.61	352,500	0.31	0.31	0.47	1.26	95
2009	10.23	0.10	(3.91)	(3.81)	(0.07	)**	—	(0.07)	6.35	(37.33)	331,002	0.48 *	0.48 *	0.64	1.41	132
2008	11.94	0.13	(1.15)	(1.02)	(0.17)		(0.52)	(0.69)	10.23	(8.80)	552,361	0.64 *	0.64 *	0.79	1.17	77
2007	9.94	0.19	2.04	2.23	(0.16)		(0.07)	(0.23)	11.94	22.64	453,954	0.62 *	0.62 *	0.74	1.77	132
Large Cap Disciplined Equity Fund
Class A
2011	$8.86	$0.15	$2.08	$2.23	$(0.22)		$—	$(0.22)	$10.87	25.39%	$7,773,980	0.18%	0.18%	0.47%	1.54%	118%
2010	7.36	0.15	1.49	1.64	(0.14)		—	(0.14)	8.86	22.32	6,960,762	0.18	0.18	0.47	1.74	104
2009	12.07	0.16	(4.75)	(4.59)	(0.12	)***	—	(0.12)	7.36	(38.18)	6,043,119	0.19	0.19	0.47	1.97	108
2008	14.38	0.22	(1.54)	(1.32)	(0.25)		(0.74)	(0.99)	12.07	(9.57)	8,767,342	0.19	0.19	0.47	1.70	111
2007††	12.36	0.51	2.27	2.78	(0.30)		(0.46)	(0.76)	14.38	23.15	7,833,212	0.23 (2)	0.23 (2)	0.47 (2)	2.43	135
Large Cap Index Fund
Class A
2011	$94.53	$2.01	$22.98	$24.99	$(2.03)		$—	$(2.03)	$117.49	26.77%	$770,135	0.06%	0.06%	0.24%	1.91%	17%
2010	78.92	2.01	15.53	17.54	(1.93)		—	(1.93)	94.53	22.34	509,120	0.06	0.06	0.24	2.17	11
2009	121.02	2.13	(41.96)	(39.83)	(2.13)		(0.14)	(2.27)	78.92	(32.99)	353,892	0.06	0.06	0.25	2.56	18
2008	135.30	2.47	(10.72)	(8.25)	(2.52)		(3.51)	(6.03)	121.02	(6.25)	386,873	0.06	0.06	0.24	1.97	14
2007	113.02	2.29	23.15	25.44	(2.33)		(0.83)	(3.16)	135.30	22.87	416,933	0.06	0.06	0.24	1.88	10
Small Cap Fund
Class A
2011	$10.69	$0.09	$2.84	$2.93	$(0.13)		$—	$(0.13)	$13.49	27.56%	$722,825	0.54%	0.54%	0.72%	0.76%	86%
2010	7.97	0.08	2.73	2.81	(0.09)		—	(0.09)	10.69	35.32	1,339,748	0.53	0.54	0.72	0.86	106
2009	12.42	0.11	(4.37)	(4.26)	(0.19)		—	(0.19)	7.97	(34.27)	985,860	0.52	0.54	0.72	1.26	122
2008	16.44	0.11	(2.26)	(2.15)	(0.12)		(1.75)	(1.87)	12.42	(13.58)	1,819,700	0.52	0.54	0.72	0.80	99
2007	15.52	0.10	2.85	2.95	(0.12)		(1.91)	(2.03)	16.44	20.32	2,136,857	0.52	0.54	0.72	0.67	92

*	The expense ratio includes dividend and interest expenses on short sales. Had these expenses been excluded, the ratios would have been 0.31%, 0.32% and 0.35% for the years ended May 31, 2009, 2008 and 2007, respectively.
**	Includes a return of capital of $0.05 per share.
***	Includes a return of capital of $0.10 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
††	Per share amounts have been adjusted for a 10 to 1 stock split paid to shareholders of record on November 16, 2006.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.22%, 0.22%, and 0.47%, respectively.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

174	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Financial Highlights

For the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(3)	Net Realized and Unrealized Gains (Losses) on Securities(3)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Small/Mid Cap Equity Fund
Class A
2011	$10.53	$0.08	$3.07	$3.15	$(0.06)	$—	$(0.06)	$13.62	29.99%	$2,315,082	0.49%	0.49%	0.72%	0.68%	99%
2010	7.85	0.08	2.71	2.79	(0.11)	—	(0.11)	10.53	35.79	2,064,443	0.49	0.50	0.72	0.79	97
2009	12.22	0.12	(4.36)	(4.24)	(0.13)	—	(0.13)	7.85	(34.70)	1,724,824	0.48	0.50	0.72	1.40	125
2008	14.95	0.12	(1.91)	(1.79)	(0.12)	(0.82)	(0.94)	12.22	(12.14)	2,373,056	0.49	0.50	0.72	0.97	95
2007††	13.38	0.19	2.57	2.76	(0.13)	(1.06)	(1.19)	14.95	21.60	1,865,746	0.48	0.50	0.72	0.85	104
U.S. Managed Volatility Fund
Class A
2011	$11.16	$0.22	$2.72	$2.94	$(0.23)	$(1.72)	$(1.95)	$12.15	28.97%	$133,811	0.35%	0.35%	0.72%	1.92%	114%
2010	9.55	0.22	1.78	2.00	(0.22)	(0.17)	(0.39)	11.16	21.12	255,094	0.35	0.35	0.72	2.04	58
2009(2)	10.00	0.09	(0.51)	(0.42)	(0.03)	—	(0.03)	9.55	(4.16)	237,860	0.35	0.35	0.75	2.31	31
International Equity Fund
Class A
2011	$6.37	$0.18	$1.82	$2.00	$(0.30)	$—	$(0.30)	$8.07	31.81%	$546,512	0.41%	0.41%	0.63%	2.42%	107%
2010	6.08	0.15	0.27	0.42	(0.13)	—	(0.13)	6.37	6.68	605,479	0.39	0.39	0.64	2.25	153
2009	11.12	0.21	(5.15)	(4.94)	(0.09)	(0.01)	(0.10)	6.08	(44.32)	704,876	0.39 (8)	0.39 (8)	0.61 (8)	3.03	200
2008	14.27	0.37	(1.05)	(0.68)	(0.44)	(2.03)	(2.47)	11.12	(5.52)	1,452,962	0.40 (7)	0.41 (7)	0.62 (7)	2.99	145
2007	14.05	0.37	3.12	3.49	(0.50)	(2.77)	(3.27)	14.27	28.00	1,790,634	0.50 (4)	0.50 (4)	0.71 (4)	2.69	153
World Equity Ex-US Fund
Class A
2011	$9.09	$0.23	$2.59	$2.82	$(0.20)	$—	$(0.20)	$11.71	31.12%	$5,129,089	0.45%	0.45%	0.64%	2.12%	85%
2010	8.39	0.20	0.72	0.92	(0.22)	—	(0.22)	9.09	10.74	3,712,614	0.45	0.45	0.65	2.10	149
2009	14.56	0.26	(6.43)	(6.17)	—	—	—	8.39	(42.38)	2,721,757	0.45 (9)	0.45 (9)	0.66 (9)	3.03	171
2008	15.96	0.38	(0.51)	(0.13)	(0.39)	(0.88)	(1.27)	14.56	(1.14)	3,301,120	0.57	0.57	0.67	2.58	153
2007	12.99	0.35	3.47	3.82	(0.33)	(0.52)	(0.85)	15.96	30.29	2,053,014	0.71 (5)	0.71 (5)	0.77 (5)	2.45	154
Screened World Equity Ex-US Fund
Class A
2011	$7.04	$0.12	$1.98	$2.10	$(0.13)	$—	$(0.13)	$9.01	29.93%	$54,844	0.77%	0.77%	1.06%	1.42%	89%
2010	6.42	0.13	0.58	0.71	(0.09)	—	(0.09)	7.04	11.00	68,743	0.80	0.80	1.06	1.69	161
2009(1)	10.00	0.14	(3.66)	(3.52)	(0.06)	—	(0.06)	6.42	(35.12)	52,107	0.80	0.80	1.10	2.38	101
Enhanced LIBOR Opportunities Fund
Class A
2011	$7.69	$0.13	$0.31	$0.44	$(0.18)	$—	$(0.18)	$7.95	5.81%	$295,277	0.41%	0.41%	0.53%	1.68%	17%
2010	6.95	0.21	0.67	0.88	(0.14)	—	(0.14)	7.69	12.66	115,519	0.41	0.41	0.54	2.85	12
2009	9.11	0.22	(2.22)	(2.00)	(0.16)*	—	(0.16)	6.95	(22.20)	165,113	0.41	0.41	0.54	2.91	27
2008	10.14	0.42	(1.00)	(0.58)	(0.44)	(0.01)	(0.45)	9.11	(5.88)	244,380	0.42	0.42	0.55	4.45	25
2007(6)	10.00	0.27	0.03	0.30	(0.16)	—	(0.16)	10.14	3.02	123,430	0.44	0.44	0.54	5.84	53

*	Includes a return of capital of $0.04 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
††	Per share amounts have been adjusted for a 10 to 1 stock split paid to shareholders of record on November 16, 2006.
(1)	Commenced operations on June 30, 2008. All ratios for the period have been annualized.
(2)	Commenced operations on December 30, 2008. All ratios for the period have been annualized.
(3)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(4)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.37%, 0.37%, and 0.59%, respectively.
(5)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.60%, 0.60%, and 0.67%, respectively.
(6)	Commenced operations on December 14, 2006. All ratios for the period have been annualized.
(7)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.39%, 0.40%, and 0.61%, respectively.
(8)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.39%, 0.39%, and 0.61%, respectively.
(9)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.45%, 0.45%, and 0.66%, respectively.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	175

Financial Highlights

For the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gains (Losses) on Securities(2)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class A
2011	$10.35	$0.38	$0.44	$0.82	$(0.39)	$(0.39)	$(0.78)	$10.39	8.17%	$6,761,399	0.16	%(4)	0.16	%(4)	0.38	%(4)	3.60%	422%
2010	9.42	0.47	0.95	1.42	(0.49)	—	(0.49)	10.35	15.34	5,705,708	0.14		0.14		0.37		4.71	242
2009	9.95	0.52	(0.38)	0.14	(0.52)	(0.15)	(0.67)	9.42	1.85	4,540,593	0.14		0.14		0.37		5.56	411
2008	9.99	0.54	(0.04)	0.50	(0.54)	—	(0.54)	9.95	5.10	6,149,448	0.14		0.14		0.37		5.35	432
2007	9.84	0.53	0.14	0.67	(0.52)	—	(0.52)	9.99	6.95	5,894,127	0.14		0.14		0.37		5.23	428
High Yield Bond Fund
Class A
2011	$8.74	$0.79	$0.81	$1.60	$(0.76)	$(0.00)**	$(0.76)	$9.58	19.06%	$1,939,023	0.35%		0.35%		0.56%		8.48%	90%
2010	7.00	0.84	1.72	2.56	(0.80)	(0.02)	(0.82)	8.74	37.60	1,634,608	0.35		0.35		0.56		10.03	110
2009	9.17	0.80	(2.14)	(1.34)	(0.77)	(0.06)	(0.83)	7.00	(13.79)	1,239,271	0.35		0.35		0.56		11.34	79
2008	10.33	0.82	(1.07)	(0.25)	(0.82)	(0.09)	(0.91)	9.17	(2.36)	1,399,859	0.35		0.35		0.55		8.63	59
2007	10.08	0.84	0.30	1.14	(0.84)	(0.05)	(0.89)	10.33	11.81	1,241,924	0.35		0.35		0.56		8.25	98
Long Duration Fund
Class A
2011	$8.69	$0.44	$0.46	$0.90	$(0.43)	$(0.33)	$(0.76)	$8.83	10.74%	$3,523,154	0.20	%(6)	0.20	%(6)	0.37	%(6)	5.03%	85%
2010	7.77	0.45	0.93	1.38	(0.46)	—	(0.46)	8.69	18.11	2,736,187	0.20		0.20		0.37		5.42	113
2009	8.57	0.39	(0.72)	(0.33)	(0.47)	—	(0.47)	7.77	(3.89)	1,489,047	0.20		0.20		0.39		4.88	95
2008	9.52	0.51	(0.91)	(0.40)	(0.55)	—	(0.55)	8.57	(4.52)	115,754	0.20		0.20		0.39		5.47	58
2007	9.31	0.53	0.18	0.71	(0.50)	—	(0.50)	9.52	7.67	184,616	0.20		0.20		0.38		5.49	97
Ultra Short Duration Bond Fund
Class A
2011(5)	$10.00	$0.04	$(0.01)	$0.03	$(0.04)	$—	$(0.04)	$9.99	0.33%	$313,358	0.18%		0.18%		0.23%		1.65%	23%
Emerging Markets Debt Fund
Class A
2011	$10.47	$0.78	$0.91	$1.69	$(0.56)	$—	$(0.56)	$11.60	16.51%	$1,028,691	0.55%		0.55%		0.93%		6.89%	75%
2010	9.27	0.84	1.40	2.24	(1.04)	—	(1.04)	10.47	24.93	989,598	0.55		0.55		0.93		8.12	66
2009	10.42	0.75	(1.19)	(0.44)	(0.71)	—	(0.71)	9.27	(3.55)	901,226	0.55		0.55		0.94		8.56	78
2008	10.95	0.70	(0.37)	0.33	(0.75)	(0.11)	(0.86)	10.42	3.24	1,062,491	0.55		0.55		0.93		6.65	66
2007	9.97	0.65	1.03	1.68	(0.62)	(0.08)	(0.70)	10.95	17.40	804,036	0.55		0.55		0.94		6.16	89
Real Return Fund
Class A
2011	$10.41	$0.31	$0.37	$0.68	$(0.21)	$(0.21)	$(0.42)	$10.67	6.65%	$369,232	0.20%		0.20%		0.28%		2.90%	69%
2010	10.11	0.33	0.24	0.57	(0.27)	—	(0.27)	10.41	5.70	326,758	0.29		0.29		0.55		3.18	205
2009	10.99	0.21	(0.27)	(0.06)	(0.82)*	—	(0.82)	10.11	(0.17)	260,477	0.36		0.36		0.78		2.01	148
2008	10.10	0.58	0.75	1.33	(0.34)	(0.10)	(0.44)	10.99	13.30	362,129	0.43		0.43		0.77		5.36	47
2007(1)	10.00	0.26	(0.03)	0.23	(0.13)	—	(0.13)	10.10	2.29	221,531	0.44		0.44		0.78		5.67	18
Dynamic Asset Allocation Fund
Class A
2011(3)	$10.00	$(0.04)	$1.49	$1.45	$—	$(0.19)	$(0.19)	$11.26	14.66%	$407,345	0.50%		0.50%		0.67%		(0.39)%	0%

*	Includes a return of capital of $0.06 per share.
**	Amount represents less than $0.01.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Commenced operations on December 14, 2006. All ratios for the period have been annualized.
(2)	Per share net investment income (Loss) and net realized and unrealized gains (losses) calculated using average shares.
(3)	Commenced operations on July 30, 2010. All ratios for the period have been annualized.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratio would have been 0.14%, 0.14%, and 0.36%, respectively.
(5)	Commenced operations on February 25, 2011. All ratios for the period have been annualized.
(6)	The expense ratio includes interest expense. Had this expense been excluded, the ratio would have been 0.20%, 0.20%, and 0.37%, respectively.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

176	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Notes to Financial Statements

May 31, 2011

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 21 registered funds: Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, International Equity, World Equity Ex-US, Screened World Equity Ex-US, Enhanced LIBOR Opportunities, Core Fixed Income, High Yield Bond, Long Duration, Ultra Short Duration Bond, Emerging Markets Debt, Real Return and Dynamic Asset Allocation Funds (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt Fund. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objectives, policies, and strategies.

As of May 31, 2011, the Strategic U.S. Large Cap Equity, Emerging Markets Equity and Global Equity Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The International Equity, World Equity Ex-US Screened World Equity Ex-US, and Core Fixed Income Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair

SEI Institutional Investments Trust / Annual Report / May 31, 2011	177

Notes to Financial Statements (Continued)

May 31, 2011

value for foreign securities held by these funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these funds that hold international securities will value the non-U.S. securities within that fund that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the year ended May 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended May 31, 2011, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — A Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, those Funds use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of May 31, 2011.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

178	SEI Institutional Investments Trust / Annual Report / May 31, 2011

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open forward foreign currency contracts as of May 31, 2011, if applicable.

Futures Contracts — All Funds, with the exception of the High Yield Bond utilized futures contracts during the year ended May 31, 2011. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open futures contracts as of May 31, 2011, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income Fund had options contracts as of May 31, 2011, as disclosed in the Fund’s Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open option/swaption contracts as of May 31, 2011, if applicable.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less

SEI Institutional Investments Trust / Annual Report / May 31, 2011	179

Notes to Financial Statements (Continued)

May 31, 2011

than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of May 31, 2011, none of the Funds held any short positions.

Swap Agreements — A Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage-backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open swap agreements as of May 31, 2011, if applicable.

Forward Treasury Commitments — A Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the

180	SEI Institutional Investments Trust / Annual Report / May 31, 2011

rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, Enhanced LIBOR Opportunities and Emerging Markets Debt Funds; declared daily and paid monthly for the Core Fixed Income, Long Duration, Ultra Short Duration Bond and High Yield Bond Funds; declared and paid at least annually for the International Equity, World Equity Ex-US, Screened World Equity Ex-US, Real Return, and Dynamic Asset Allocation Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — As of May 31, 2011, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, these Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection

SEI Institutional Investments Trust / Annual Report / May 31, 2011	181

Notes to Financial Statements (Continued)

May 31, 2011

with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at May 31, 2011, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Fund
Rentech	16,100	4/20/07	4/20/07	$—	$—	0.00%
Titanium Asset PP	122,200	8/6/07	8/6/07	729	110	0.02
Value Creation	119,600	2/29/08	2/29/08	1,225	151	0.02

				$1,954	$261	0.04%

Small/Mid Cap Equity Fund
Rentech	13,800	4/20/07	4/20/07	$—	$—	0.00%
Titanium Asset PP	105,000	8/6/07	8/6/07	625	95	0.00
Value Creation	85,600	2/29/08	2/29/08	871	108	0.01

				$1,496	$203	0.01%

High Yield Bond Fund
Aventi	2,600	11/30/10	11/30/10	$—	$94	0.00%
VSS, AHC	43,496	9/25/09	9/25/09	551	519	0.03

				$551	$613	0.03%

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of May 31, 2011, the Core Fixed Income Fund and High Yield Bond Fund are the buyers (“receiving protection”) on a total notional amount of $32.4 million and $27.0 million, respectively, and the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $11.7 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future

182	SEI Institutional Investments Trust / Annual Report / May 31, 2011

payments that the Fund could be required to make if the Fund was the sellers of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$(151,588)	—	$(508,036)	—	$(659,624)
Maximum potential amount of future payments	$(3,560,000)	—	$(8,180,000)	—	$(11,740,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

[1]

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-150	$—	$—	$—	—	$8,180,000	$8,180,000
> than 150	—	—	—	$3,560,000	—	$3,560,000
Total	$—	$—	$—	$3,560,000	$8,180,000	$11,740,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of May 31, 2011 was as follows:

	Asset Derivatives			Liability Derivatives
	Year ended May 31, 2011 ($ Thousands)			Year ended May 31, 2011 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Core Fixed Income
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,121	*	Net Assets — Unrealized depreciation on futures contracts	$2,536	*
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	3,868	†
	Investments, at value	—		Options written, at value	357
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	329		Unrealized loss on forward foreign currency contracts	—
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	462	†	Net Assets — Unrealized depreciation on swap contracts	7,584	†
Equity Contracts	Net Assets — Unrealized appreciation on swap contracts	1	†	Net Assets — Unrealized depreciation on swap contracts	12	†

Total Derivatives not accounted for as hedging instruments		$1,913			$14,357

Emerging Markets Debt
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$20	*	Net Assets — Unrealized depreciation on futures contracts	$45	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	468		Unrealized loss on forward foreign currency contracts	768
Equity contracts	Net Assets — Unrealized depreciation on swap contracts	450	†	Net Assets — Unrealized depreciation on swap contracts	—

Total Derivatives not accounted for as hedging instruments		$938			$813

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the

Statements of Assets & Liabilities for swap contracts that have paid premiums.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	183

Notes to Financial Statements (Continued)

May 31, 2011

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2011.

Amount of realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Small Cap
Foreign exchange contracts	$—	$—	$(17)	$—	$(17)
Equity contracts	—	18,232	—	—	18,232
Total	$—	$18,232	$(17)	$—	$18,215
Small/Mid Cap Equity
Foreign exchange contracts	$—	$—	$(186)	$—	$(186)
Equity contracts	—	14,683	—	—	14,683
Total	$—	$14,683	$(186)	$—	$14,497
Core Fixed Income
Interest rate contracts	$1,612	$(12,422)	$—	$(3,438)	$(14,248)
Foreign exchange contracts	—	—	(1,858)	—	(1,858)
Credit contracts	—	—	—	(1,755)	(1,755)
Total	$1,612	$(12,422)	$(1,858)	$(5,193)	$(17,861)
Long Duration
Interest rate contracts	$—	$7,710	$—	$—	$7,710
Credit contracts	—	—	—	(439)	(439)
Total	$—	$7,710	$—	$(439)	$7,271
Emerging Markets Debt
Interest rate contracts	$—	$(193)	$—	$122	$(71)
Foreign exchange contracts	—	—	(6,408)	—	(6,408)
Equity contracts	—	—	—	101	101
Total	$—	$(193)	$(6,408)	$223	$(6,378)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
World Equity Ex-US
Foreign exchange contracts	$—	$—	$(38)	$—	$(38)
Credit contracts	—	—	—	—	—
Equity contracts	—	3,615	—	6,885	10,500
Total	$—	$3,615	$(38)	$6,885	$10,462
Core Fixed Income
Interest rate contracts	$—	$(216)	$—	$2,079	$1,863
Foreign exchange contracts	—	—	191	—	191
Equity contracts	(66)	—	—	(11)	(77)
Credit contracts	—	—	—	2,317	2,317
Total	$(66)	$(216)	$191	$4,385	$4,294
Long Duration
Interest rate contracts	$—	$1,353	$—	$—	$1,353
Credit contracts	—	—	—	511	511
Total	$—	$1,353	$—	$511	$1,864
Emerging Markets Debt
Interest rate contracts	$—	$(17)	$—	$—	$(17)
Foreign exchange contracts	—	—	899	—	899
Equity contracts	—	—	—	527	527
Total	$—	$(17)	$899	$527	$1,409

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

184	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Written options transactions entered into during the year ended May 31, 2011 are summarized as follows:

	Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	347	$234
Written	7,025,862	3,178
Expired	(658)	(538)
Closing buys	(5,371)	(2,614)
Balance at the end of period	7,020,180	$260

As of May 31, 2011 the Funds had cash and/or securities at least equal to the value of written options.

5. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Amended and Restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the year ended May 31, 2011, and until further notice, the Administrator has voluntarily agreed to waive all of its fee.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of acquired fund fees expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Fund	0.400%	0.26%
Large Cap Diversified Alpha Fund	0.400	0.31
Large Cap Disciplined Equity Fund	0.400	0.18
Large Cap Index Fund	0.170	0.06
Small Cap Fund	0.650	0.54
Small/Mid Cap Equity Fund	0.650	0.50
U.S. Managed Volatility Fund	0.650	0.35
International Equity Fund	0.505	0.41	*
World Equity Ex-US Fund	0.550	0.45
Screened World Equity Ex-US Fund	0.650	0.80
Enhanced LIBOR Opportunities Fund	0.450	0.41
Core Fixed Income Fund	0.300	0.14
High Yield Bond Fund	0.4875	0.35
Long Duration Fund	0.300	0.20
Ultra Short Duration Bond Fund	0.150	0.18
Emerging Markets Debt Fund	0.850	0.55

	Advisory Fees	Voluntary Expense Limitations
Real Return Fund	0.220%	0.20%
Dynamic Asset Allocation Fund	0.600	0.50

*	The Voluntary Expense Limitation for the International Equity Fund changed from 0.390% to 0.410% as of September 1, 2010.

As of May 31, 2011, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Large Cap Fund
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
Legg Mason Capital Management, Inc.
LSV Asset Management
Neuberger Berman Management LLC
Quantitative Management Associates, LLC
West End Advisors LLC
Large Cap Diversified Alpha Fund
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
INTECH Investment Management, LLC
Legg Mason Capital Management, Inc.
West End Advisors LLC
Large Cap Disciplined Equity Fund
Analytic Investors, Inc.
INTECH Investment Management, LLC
Lazard Asset Management LLC
Quantitative Management Associates, LLC
Large Cap Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
Allianz Global Investors Capital LLC
AQR Capital Management, LLC
Artisan Partners Limited Partnership
Brown Investment Advisors Incorporated
Janus Capital Management, Inc.
J.P. Morgan Investment Management
Lee Munder Capital Group LLC
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Robeco Investment Management, Inc.
Security Capital Research and Management, Inc.
Wellington Management Company, LLP
William Blair & Company, LLC
Small/Mid Cap Equity Fund
Allianz Global Investors Capital LLC
Century Capital Management, LLC
Integrity Asset Management, LLC
Janus Capital Management, Inc.
Lee Munder Capital Group LLC
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Robeco Investment Management, Inc.
Security Capital Research and Management Incorporated
Wellington Management Company, LLP

SEI Institutional Investments Trust / Annual Report / May 31, 2011	185

Notes to Financial Statements (Continued)

May 31, 2011

Investment Sub-Adviser
U.S. Managed Volatility Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
LSV Asset Management
International Equity Fund
Acadian Asset Management, LLC
Causeway Capital Management LLC
del Rey Global Investors, LLC
INTECH Investment Management, LLC
Neuberger Berman Management LLC
Quantitative Management Associates, LLC
Schroder Investment Management North America, Inc.
Tradewinds Global Investors LLC
World Equity Ex-US Fund
Acadian Asset Management, Inc.
Artisan Partners Limited Partnership
JO Hambro Capital Management Limited
McKinley Capital Management, LLC
NFJ Investment Group LLC
Quantitative Management Associates, LLC
Thornburg Investment Management LLC
Screened World Equity Ex-US Fund
Acadian Asset Management LLC
McKinley Capital Management, LLC
Quantitative Management Associates, LLC
Thornburg Investment Management LLC
Enhanced LIBOR Opportunities Fund
Ares Management, LLC
Declaration Management & Research, LLC
Wellington Management Company, LLP
Core Fixed Income Fund
J.P. Morgan Investment Management, Inc.
Jennison Associates LLC
Metropolitan West Asset Management, LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management, LLC
Brigade Capital Management, LLC
Delaware Management Company
Guggenheim Partners, LLC
J.P. Morgan Investment Management, Inc.
Long Duration Fund
Income Research & Management
Jennison Associates LLC
Metropolitan West Asset Management LLC
Ultra Short Duration Bond Fund
Wellington Management Company, LLP
Emerging Markets Debt Fund
Ashmore Investment Management Limited
ING Investment Management Advisors, B.V.
Stone Harbor Investment Partners, L.P.

Investment Sub-Adviser
Real Return Fund
Wellington Management Company, LLC
Dynamic Asset Allocation Fund
Credit Suisse Asset Management, LLC
Goldman Sachs Asset Management, L.P.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other —The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended May 31, 2011 were as follows ($ Thousands):

Large Cap Fund	$68
Large Cap Diversified Alpha Fund	41
Large Cap Disciplined Equity Fund	154
Large Cap Index Fund	14
Small Cap Fund	330
Small/Mid Cap Equity Fund	55
U.S. Managed Volatility Fund	21
International Equity Fund	85
World Equity Ex-US Fund	423
Screened World Equity Ex-US Fund	10

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap and Small/Mid Cap Equity Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended May 31, 2011 were as follows ($ Thousands):

Large Cap Fund	$318
Small Cap Fund	335
Small/Mid Cap Equity Fund	874
U.S. Managed Volatility Fund	66

186	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the year ended May 31, 2011, can be found on the Financial Highlights.

Investment in Affiliated Security — The funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund L.P.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ board of trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the year ended May 31, 2011, the Trust borrowed funds from SEI Liquid Asset Trust Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows:

	Date	Amount Borrowed	Interest Paid	Rate
International Equity Fund	09/03/2010	$14,939,197	$(357)	0.43%
International Equity Fund	09/07/2010	12,994,297	(606)	0.42
High Yield Bond Fund	01/05/2011	13,244,879	(155)	0.42
High Yield Bond Fund	01/06/2011	8,164,585	(93)	0.41
Small Cap Equity Fund	09/02/2010	6,723,509	(80)	0.43
Large Cap Disciplined Equity Fund	05/17/2011	36,000,000	(310)	0.31

The Trust had no outstanding borrowings or loans under the Program at May 31, 2011.

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

	Large Cap Fund			Large Cap Diversified Alpha Fund			Large Cap Disciplined Equity Fund
	2011		2010	2011		2010	2011	2010
Class A:
Shares Issued	37,117	(1)	53,265 (1)	6,666		7,083	160,494	147,091 (1)
Shares Issued In Lieu of
Dividends and Distributions	1,172		824	619		486	16,671	12,742
Shares Redeemed	(33,338)		(13,119)	(14,906)		(13,833)	(247,363)	(195,253)
Increase (Decrease) in Net Assets Derived from Class A Transactions	4,951		40,970	(7,621)		(6,264)	(70,198)	(35,420)

	Large Cap Index Fund			Small Cap Fund			Small/Mid Cap Equity Fund
	2011		2010	2011		2010	2011	2010
Class A:
Shares Issued	2,208		1,650	19,322		23,333 (1)	51,210	42,363
Shares Issued In Lieu of
Dividends and Distributions	100		109	784		1,012	898	2,587
Shares Redeemed	(1,139)		(858)	(91,837	)(1)	(22,758)	(78,171)	(68,534)
Increase (Decrease) in Net Assets Derived from Class A Transactions	1,169		901	(71,731)		1,587	(26,063)	(23,584)

	U.S. Managed Volatility Fund			International Equity Fund			World Equity Ex-US Fund
	2011		2010	2011		2010	2011	2010
Class A:
Shares Issued	3,870	(1)	4,280	11,746		24,574	129,071	135,855
Shares Issued In Lieu of
Dividends and Distributions	2,142		926	2,652		1,647	7,364	7,381
Shares Redeemed	(17,863	)(1)	(7,255)	(41,784)		(47,065)	(107,044)	(58,958)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(11,851)		(2,049)	(27,386)		(20,844)	29,391	84,278

SEI Institutional Investments Trust / Annual Report / May 31, 2011	187

Notes to Financial Statements (Continued)

May 31, 2011

	Screened World Equity Ex-US Fund		Enhanced LIBOR Opportunities Fund		Core Fixed Income Fund
	2011	2010	2011	2010	2011	2010
Class A:
Shares Issued	1,100	3,524	24,643	842	224,643	206,708
Shares Issued In Lieu of
Dividends and Distributions	128	102	367	140	40,542	23,466
Shares Redeemed	(4,900)	(1,976)	(2,910)	(9,703)	(165,472)	(161,268)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(3,672)	1,650	22,100	(8,721)	99,713	68,906

	High Yield Bond Fund		Long Duration Fund		Ultra Short Duration Bond Fund(2)
	2011	2010	2011	2010	2011
Class A:
Shares Issued	69,442	57,698	120,233	129,684	32,449
Shares Issued In Lieu of
Dividends and Distributions	16,229	16,487	27,703	13,437	124
Shares Redeemed	(70,299)	(64,348)	(63,847)	(19,931)	(1,203)
Increase (Decrease) in Net Assets Derived from Class A Transactions	15,372	9,837	84,089	123,190	31,370

	Emerging Markets Debt Fund		Real Return Fund		Dynamic Asset Allocation Fund(3)
	2011	2010	2011	2010	2011
Class A:
Shares Issued	31,615	24,976	15,526	15,668	36,372
Shares Issued In Lieu of
Dividends and Distributions	4,483	8,914	1,154	433	176
Shares Redeemed	(41,911)	(36,617)	(13,464)	(10,458)	(376)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(5,813)	(2,727)	3,216	5,643	36,172
(1)	Includes subscriptions/redemptions as a result of in-kind transfers of securities (See Note 10).
(2)	Fund commenced operations on February 25, 2011.
(3)	Fund commenced operations on July 30, 2010.

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the year ended May 31, 2011, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$1,276,306	$1,276,306
Sales	—	1,190,330	1,190,330
Large Cap Diversified Alpha Fund
Purchases	—	479,752	479,752
Sales	—	533,426	533,426
Large Cap Disciplined Equity Fund
Purchases	—	8,265,924	8,265,924
Sales	—	8,795,059	8,795,059
Large Cap Index Fund
Purchases	—	223,559	223,559
Sales	—	95,607	95,607
Small Cap Fund
Purchases	—	848,122	848,122
Sales	—	1,678,667	1,678,667
Small/Mid Cap Equity Fund
Purchases	—	2,029,121	2,029,121
Sales	—	2,343,897	2,343,897

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
U.S. Managed Volatility Fund
Purchases	$—	$163,819	$163,819
Sales	—	317,081	317,081
International Equity Fund
Purchases	—	585,717	585,717
Sales	73	786,979	787,052
World Equity Ex-US Fund
Purchases	—	4,012,778	4,012,778
Sales	154	3,621,749	3,621,903
Screened World Equity Ex-US Fund
Purchases	—	54,145	54,145
Sales	—	81,841	81,841
Enhanced LIBOR Opportunities Fund
Purchases	8,908	132,939	141,847
Sales	2,963	15,224	18,187
Core Fixed Income Fund
Purchases	22,525,329	2,611,192	25,136,521
Sales	21,745,764	2,709,324	24,455,088
High Yield Bond Fund
Purchases	510	1,545,154	1,545,664
Sales	497	1,463,877	1,464,314
Long Duration Bond Fund
Purchases	2,092,465	1,002,140	3,094,605
Sales	1,720,619	642,405	2,363,024

188	SEI Institutional Investments Trust / Annual Report / May 31, 2011

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund
Purchases	$83,643	$134,351	$217,994
Sales	34,947	3,847	38,794
Emerging Markets Debt Fund
Purchases	—	699,414	699,414
Sales	—	724,742	724,742
Real Return Fund
Purchases	274,435	128	274,563
Sales	240,600	128	240,728
Dynamic Asset Allocation Fund
Purchases	—	—	—
Sales	—	—	—

Included in the realized gain on investments for the International Equity, World Equity Ex-US and Screened World Equity Ex-US funds was $115, $5,148 and $119 ($ Thousands), respectively, received from AXA Rosenberg Investment Management, a former investment sub-adviser to the funds, as a result of a settlement with the Securities and Exchange Commission related to a coding error in its quantitative investment process. The settlement proceeds represented 0.02%, 0.11% and 0.18% of the funds’ average net assets, respectively, for the year ended May 31, 2011.

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undis-

tributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, defaulted bond basis adjustments, reclassification of long term capital gain distributions on Real Estate Investment Trust securities, reclassification of income and expense from swap transactions, basis adjustments for investments in partnerships, and gains and losses on passive foreign investment companies and certain foreign currency related transactions and non taxable in kind redemption, have been reclassified to/from the following accounts as of May 31, 2011:

	Undistributed Net Investment Income (Loss) ($ Thousands)	Accumulated Realized Gain (Loss) ($ Thousands)	Paid-in Capital ($ Thousands)
Large Cap Fund	$152	$(152)	$—
Large Cap Diversified Alpha Fund	396	(145)	(251)
Large Cap Disciplined Equity Fund	20,907	(20,907)	—
Large Cap Index Fund	55	(55)	—
Small Cap Fund	739	(118,346)	117,607
Small/Mid Cap Equity Fund	1,160	(1,160)	—
U.S. Managed Volatility Fund	28	(17,778)	17,750
International Equity Fund	(7,990)	7,990	—
World Equity Ex-US Fund	(22,921)	22,921	—
Screened World Equity Ex-US Fund	37	(37)	—
Enhanced LIBOR Opportunities Fund	1,936	(1,936)	—
Core Fixed Income Fund	(6,102)	6,099	3
High Yield Bond Fund	1,019	(1,109)	90
Long Duration Fund	(686)	686	—
Ultra Short Duration Bond Fund	47	(54)	7
Emerging Markets Debt Fund	(3,866)	3,866	—
Real Return Fund	(8)	8	—
Dynamic Asset Allocation Fund	659	(659)	—

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2011 were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2011	$19,157	$—	$—	$19,157
	2010	12,504	—	—	12,504
Large Cap Diversified Alpha Fund	2011	6,446	—	—	6,446
	2010	4,456	—	—	4,456
Large Cap Disciplined Equity Fund	2011	166,228	—	—	166,228
	2010	113,630	—	—	113,630
Large Cap Index Fund	2011	10,513	—	—	10,513
	2010	10,238	—	—	10,238
Small Cap Fund	2011	10,045	—	—	10,045
	2010	10,767	—	—	10,767
Small/Mid Cap Equity Fund	2011	10,170	—	—	10,170
	2010	23,438	—	—	23,438
U.S. Managed Volatility Fund	2011	15,274	8,056	—	23,330
	2010	9,780	252	—	10,032
International Equity Fund	2011	22,384	—	—	22,384
	2010	13,386	—	—	13,386

SEI Institutional Investments Trust / Annual Report / May 31, 2011	189

Notes to Financial Statements (Continued)

May 31, 2011

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
World Equity Ex- US Fund	2011	$82,847	$—	$—	$82,847
	2010	75,180	—	—	75,180
Screened World Equity Ex- US Fund	2011	1,216	—	—	1,216
	2010	912	—	—	912
Enhanced LIBOR Opportunities Fund	2011	3,019	—	—	3,019
	2010	2,810	—	—	2,810
Core Fixed Income Fund	2011	434,055	16,079	—	450,134
	2010	257,305	—	—	257,305
High Yield Bond Fund	2011	155,186	—	—	155,186
	2010	145,168	—	—	145,168
Long Duration Bond Fund	2011	212,017	34,222	—	246,239
	2010	113,770	—	—	113,770
Ultra Short Duration Bond Fund	2011	1,266	—	—	1,266
Emerging Markets Debt Fund	2011	51,025	—	—	51,025
	2010	95,106	—	—	95,106
Real Return Fund	2011	12,369	1,371	—	13,740
	2010	6,985	—	—	6,985
Dynamic Asset Allocation Fund	2011	696	1,189	—	1,885

As of May 31, 2011, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$4,198	$22,423	$—	$—	$—	$248,563	$(4)	$275,180
Large Cap Diversified Alpha Fund	—	—	(132,219)	—	—	38,155	(1)	(94,065)
Large Cap Disciplined Equity Fund	3,228	—	(1,844,123)	—	—	1,218,655	—	(622,240)
Large Cap Index Fund	2,164	—	(32,021)	(497)	—	198,687	1	168,334
Small Cap Fund	947	—	(258,544)	—	—	84,597	(40)	(173,040)
Small/Mid Cap Equity Fund	8,406	—	(173,936)	—	—	381,795	(34)	216,231
U.S. Managed Volatility Fund	4,662	18,580	—	—	—	26,908	—	50,150
International Equity Fund	7,722	—	(397,667)	(1,355)	—	51,512	—	(339,788)
World Equity Ex-US Fund	54,690	—	(539,462)	—	(4,464)	618,757	—	129,521
Screened World Equity Ex-US Fund	703	—	(16,438)	—	—	6,061	1	(9,673)
Enhanced LIBOR Opportunities Fund	4,195	—	(54,475)	(1,317)	—	6,049	—	(45,548)
Core Fixed Income Fund	22,281	—	—	(20,645)	(1,610)	59,402	(19,492)	39,936
High Yield Bond Fund	17,855	—	(84,837)	—	—	101,211	(12,648)	21,581
Long Duration Fund	26,128	3,716	—	—	—	187,103	(13,907)	203,040
Ultra Short Duration Bond Fund	460	—	—	(475)	—	150	(461)	(326)
Emerging Markets Debt Fund	18,042	—	(1,454)	—	—	76,895	—	93,483
Real Return Fund	7,578	643	—	—	—	14,005	1	22,227
Dynamic Asset Allocation Fund	8,630	13,694	—	—	—	8	—	22,332

Post-October losses represent losses realized on investment transactions from November 1, 2010 through May 31, 2011 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2015 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards 05/31/11 ($ Thousands)
Large Cap Diversified Alpha Fund	$—	$—	$36,752	$95,467	$—	$132,219
Large Cap Disciplined Equity Fund	—	—	740,927	1,103,196	—	1,844,123
Large Cap Index Fund	—	—	6,369	17,068	8,584	32,021
Small Cap Fund	—	—	8,289	250,255	—	258,544
Small/Mid Cap Equity Fund	—	—	—	173,936	—	173,936

190	SEI Institutional Investments Trust / Annual Report / May 31, 2011

	Expires 2015 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards 05/31/11 ($ Thousands)
International Equity Fund	$—	$—	$119,559	$278,108	$—	$397,667
World Equity Ex-US Fund	—	—	97,687	441,775	—	539,462
Screened World Equity Ex-US Fund	—	—	31	16,407	—	16,438
Enhanced LIBOR Opportunities Fund	—	1,488	10,404	23,512	19,071	54,475
High Yield Bond Fund	—	—	23,091	61,746	—	84,837
Emerging Markets Debt Fund	—	—	—	1,454	—	1,454

During the fiscal year ended May 31, 2011, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount utilized ($ Thousands)
Large Cap Fund	$89,781
Large Cap Diversified Alpha Fund	43,573
Large Cap Disciplined Equity Fund	752,992
Small Cap Fund	146,293
Small/Mid Cap Equity Fund	360,048
International Equity Fund	44,004
World Equity Ex-US Fund	340,970
Screened World Equity Ex-US Fund	6,459
High Yield Bond Fund	40,019
Emerging Markets Debt Fund	54,037

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For Federal income tax purposes, the cost of securities owned at May 31, 2011, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bonds, straddles and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at May 31, 2011, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,479,047	$267,507	$(18,944)	$248,563
Large Cap Diversified Alpha Fund	323,341	43,269	(5,115)	38,154
Large Cap Disciplined Equity Fund	6,936,719	1,385,272	(191,866)	1,193,406
Large Cap Index Fund	616,213	208,155	(9,467)	198,688
Small Cap Fund	815,823	134,591	(49,994)	84,597
Small/Mid Cap Equity Fund	2,500,310	482,528	(100,733)	381,795
U.S. Managed Volatility Fund	107,693	27,916	(1,008)	26,908
International Equity Fund	532,758	70,618	(19,001)	51,617

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
World Equity Ex-US Fund	$4,935,125	$732,765	$(115,765)	$617,000
Screened World Equity Ex-US Fund	48,221	7,686	(1,658)	6,028
Enhanced LIBOR Opportunities Fund	297,710	25,779	(19,730)	6,049
Core Fixed Income Fund	8,171,191	288,586	(218,617)	69,969
High Yield Bond Fund	1,840,395	128,486	(25,441)	103,045
Long Duration Fund	3,309,487	239,001	(51,898)	187,103
Ultra Short Duration Bond Fund	320,352	997	(847)	150
Emerging Markets Debt Fund	935,866	100,218	(16,134)	84,048
Real Return Fund	354,992	15,713	(1,708)	14,005
Dynamic Asset Allocation Fund	391,082	265	(257)	8

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2011, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, Long Duration, Ultra Short Duration Bond and High Yield Bond Funds’ investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The International Equity, World Equity Ex-US, Screened World Equity Ex-US and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic

SEI Institutional Investments Trust / Annual Report / May 31, 2011	191

Notes to Financial Statements (Concluded)

May 31, 2011

developments and the level of governmental supervision and regulation of securities markets in the respective countries.

10. IN-KIND TRANSFERS OF SECURITIES

During the year ended May 31, 2011, the Large Cap Fund, Small Cap Fund and U.S. Managed Volatility Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued/ (Redeemed)	Value ($ Thousands)	Gain (Loss) ($ Thousands)
Large Cap Fund
08/11/2010	2,005	$30,518	$—
Small Cap Fund
12/03/10	(44,074)	$(530,650)	$119,030
U.S. Managed Volatility Fund
07/28/2010	(11,469)	$(132,237)	$17,980

During the fiscal year ended May 31, 2010, the Large Cap Fund, Large Cap Disciplined Equity Fund and Small Cap Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued	Value ($ Thousands)
Large Cap Fund
03/31/10	2,998,170	$47,731
Large Cap Disciplined Equity Fund
08/31/09	7,632,084	$62,736
Small Cap Fund
03/31/10	562,704	$6,162

11. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

12. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control of Repurchase Agreements”. ASU 2011-03 is an amendment to Topic 860 “Transfers and Servicing”. These amendments simplify the accounting for repurchase agreements by eliminating the requirement that the transferor demonstrate it has adequate collateral to fund substantially all the cost of purchasing replacement assets. As a result, more arrangements could be accounted for as secured borrowings rather than sales. The guidance applies to public and nonpublic companies and is effective for interim and annual reporting periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not allowed. At this time, management is evaluating the implications of ASU 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

13. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of May 31, 2011.

192	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

SEI Institutional Investments Trust:

We have audited the accompanying statements of assets and liabilities of SEI Institutional Investments Trust, comprising the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small/Mid Cap Equity Fund, U.S. Managed Volatility Fund, International Equity Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, Enhanced LIBOR Opportunities Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, and Dynamic Asset Allocation Fund (collectively, the “Funds”), as of May 31, 2011, including the schedules of investments or summary schedules of investments, as applicable, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Institutional Investments Trust as of May 31, 2011, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

July 29, 2011

SEI Institutional Investments Trust / Annual Report / May 31, 2011	193

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of May 31, 2011.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	84	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	84	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 68 yrs. old	Trustee	since 1996	Self-Employed Consultant, Newfound Consultants Inc. since April 1997.	84	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P., and Adviser Managed Trust.

194	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	84	Director, Sonoco, Inc.; Director, Excelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 53 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	84	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 63 yrs. Old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	84	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 69 yrs. old	Trustee	since 2007	Private Investor since 1994.	84	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	84	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 49 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Fund Services (March 2011, September 2002 to March 2005 and 1997-2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Fund Services (March 2005 to June 2006)	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 48 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since 2010.	N/A	N/A

SEI Institutional Investments Trust / Annual Report / May 31, 2011	195

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 43 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
James Ndiaye One Freedom Valley Drive Oaks, PA 19456 42 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 40 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 35 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 47 yrs. old	Vice President	since 2004	Director of Portfolio Implementation for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 30 yrs. old	Privacy Officer and Anti-Money Laundering Compliance Officer	since 2009	Compliance Officer of SEI Investments Company, June 2003-present.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P. and Adviser Managed Trust.

196	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Disclosure of Fund Expenses (Unaudited)

May 31, 2011

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	197

Disclosure of Fund Expenses (Unaudited) (Continued)

May 31, 2011

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,146.50	0.26%	$1.39
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.64	0.26%	$1.31
Large Cap Diversified Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,146.30	0.31%	$1.66
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.39	0.31%	$1.56
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,153.10	0.18%	$0.97
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.03	0.18%	$0.91
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,154.70	0.06%	$0.32
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.63	0.06%	$0.30
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,165.80	0.53%	$2.86
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.29	0.53%	$2.67
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,170.80	0.49%	$2.65
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.49	0.49%	$2.47
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,178.10	0.35%	$1.90
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.19	0.35%	$1.77
International Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,150.10	0.41%	$2.20
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.89	0.41%	$2.07
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,140.50	0.45%	$2.40
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.69	0.45%	$2.27
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,132.00	0.72%	$3.83
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.34	0.72%	$3.63
Enhanced LIBOR Opportunities Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,022.20	0.41%	$2.07
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.89	0.41%	$2.07
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,026.40	0.14%	$0.71
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.23	0.14%	$0.71

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Annualized Expense Ratios	Expense Paid During Period*
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,084.40	0.35%	$1.82
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.19	0.35%	$1.77
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,034.30	0.20%	$1.01
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.93	0.20%	$1.01
Ultra Short Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,003.30	0.09%	$0.23	**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.48	0.09%	$0.45	*
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,053.60	0.55%	$2.82
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.19	0.55%	$2.77
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,042.10	0.20%	$1.02
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.93	0.20%	$1.01
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,102.50	0.50%	$2.62
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.44	0.50%	$2.52

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 95/365 (to reflect the period shown).

198	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

At the December 7-8, 2010 and March 22-23, 2011 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

SEI Institutional Investments Trust / Annual Report / May 31, 2011	199

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

200	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	201

Notice to Shareholders (Unaudited)

For shareholders who do not have a May 31, 2011, taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 2011, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended May 31, 2011, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(C) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Large Cap Fund	0%	100%	100%	96%
Large Cap Diversified Alpha Fund	0%	100%	100%	98%
Large Cap Disciplined Equity Fund	0%	100%	100%	74%
Large Cap Index Fund	0%	100%	100%	70%
Small Cap Fund	0%	100%	100%	77%
Small/Mid Cap Equity Fund	0%	100%	100%	77%
U.S. Managed Volatility Fund	35%	65%	100%	29%
International Equity Fund(6)	0%	100%	100%	0%
World Equity Ex-US Fund(7)	0%	100%	100%	0%
Screened World Equity Ex-US Fund(8)	0%	100%	100%	0%
Enhanced LIBOR Opportunities Fund	0%	100%	100%	0%
Core Fixed Income Fund	4%	96%	100%	0%
High Yield Bond Fund	0%	100%	100%	0%
Long Duration Fund	14%	86%	100%	0%
Ultra Short Duration Bond Fund	0%	100%	100%	0%
Emerging Markets Debt Fund	0%	100%	100%	0%
Real Return Fund	10%	90%	100%	0%
Dynamic Asset Allocation Fund	63%	37%	100%	0%

	(D) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	(E) U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
Large Cap Fund	92%	0%	0%	0%
Large Cap Diversified Alpha Fund	98%	0%	0%	0%
Large Cap Disciplined Equity Fund	73%	0%	15%	0%
Large Cap Index Fund	71%	0%	0%	0%
Small Cap Fund	77%	0%	3%	0%
Small/Mid Cap Equity Fund	78%	0%	1%	0%
U.S. Managed Volatility Fund	29%	0%	0%	100%
International Equity Fund(6)	45%	0%	3%	0%
World Equity Ex-US Fund(7)	72%	0%	1%	0%
Screened World Equity Ex-US Fund(8)	100%	0%	1%	0%
Enhanced LIBOR Opportunities Fund	0%	1%	100%	0%
Core Fixed Income Fund	0%	10%	74%	100%
High Yield Bond Fund	0%	0%	97%	0%
Long Duration Fund	0%	14%	72%	100%
Ultra Short Duration Bond Fund	0%	13%	88%	0%
Emerging Markets Debt Fund	0%	0%	0%	0%
Real Return Fund	0%	87%	0%	100%
Dynamic Asset Allocation Fund	0%	17%	1%	100%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” is reflected as a percentage of “Ordinary Income Distributions.” It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2011. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain” is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2011, the total amount of foreign source income is $13,122,361. The total amount of foreign tax to be paid is $909,529. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

(7)	The Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2011, the total amount of foreign source income is $96,891,412. The total amount of foreign tax to be paid is $6,606,387. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

202	SEI Institutional Investments Trust / Annual Report / May 31, 2011

(8)	The Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2011, the total amount of foreign source income is $1,055,020. The total amount of foreign tax paid is $139,933. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

Items (A) and (B) are based on the percentage of each fund’s total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of each fund. Item (E) is based on the percentage of gross income of each fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Institutional Investments Trust / Annual Report / May 31, 2011	203

SEI INSTITUTIONAL INVESTMENTS TRUST ANNUAL REPORT MAY 31, 2011

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-140 (5/11)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Messrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2011 and 2010 as follows:

		Fiscal 2011			Fiscal 2010
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$525,000	N/A	$0	$455,000	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees (Tax return review services)	$0	$0	$0	$89,500	$0	$0
(d)	All Other Fees	$0	$244,500	$0	$0	$244,500	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2011	Fiscal 2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2011 and 2010 were $244,500 and $244,500, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small/Mid Cap Equity Fund, U.S. Managed Volatility Fund, International Equity Fund, World Equity Ex-US Fund and Screened World Equity Ex-US Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Enhanced LIBOR Opportunities Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Bond Fund, Emerging Markets Debt Fund and Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

Schedule of Investments

Large Cap Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Consumer Discretionary — 11.7%
Aeropostale*	6,450	$122
Amazon.com*	55,037	10,825
Ameristar Casinos	5,800	130
Apollo Group, Cl A*	94,600	3,889
Ascena Retail Group*	1,400	47
Autoliv (A)	13,000	1,001
Bed Bath & Beyond*	100,498	5,416
Best Buy (A)	276,352	8,777
Big Lots*	22,700	758
Biglari Holdings*	200	80
BorgWarner* (A)	12,130	880
Brinker International (A)	33,400	861
Carnival	16,641	646
CBS, Cl B	66,700	1,864
Coach	272,840	17,369
Comcast, Cl A	223,791	5,649
Cooper Tire & Rubber	32,100	775
Ctrip.com International ADR* (A)	71,400	3,213
Darden Restaurants	12,000	608
Destination Maternity	2,400	49
DeVry	5,963	321
DIRECTV, Cl A*	41,800	2,101
DISH Network, Cl A*	40,800	1,235
Dollar General*	2,600	91
Dollar Tree*	11,073	706
Ford Motor*	202,900	3,027
GameStop, Cl A* (A)	47,600	1,332
Gannett	67,500	963
Gap	94,900	1,841
General Motors*	47,600	1,514
Genuine Parts	11,396	624
Global Sources*	3,700	43
iRobot*	1,000	34
ITT Educational Services* (A)	9,300	640
John Wiley & Sons, Cl A	3,500	186
Johnson Controls	142,563	5,645
Kohl’s	17,590	937
Liberty Global, Cl A* (A)	23,200	1,045
Liberty Media - Capital, Ser A*	4,700	428
Liberty Media - Starz, Ser A*	1,000	76
Lowe’s	563,870	13,612
Macy’s	84,600	2,443
Magna International, Cl A	3,600	175
Mattel	15,100	399
McDonald’s	35,871	2,925
McGraw-Hill	32,800	1,393
NetFlix* (A)	18,139	4,912
News, Cl A	113,010	2,073
NIKE, Cl B	141,848	11,979
Nordstrom	29,491	1,381
Panera Bread, Cl A*	1,600	200
Polaris Industries	2,100	232
priceline.com* (A)	10,900	5,616
RadioShack (A)	27,400	432
Ross Stores	2,538	208
Shoe Carnival*	600	16
Staples	170,600	2,870
Starbucks	63,010	2,318
Starwood Hotels & Resorts Worldwide	32,784	1,999

Description	Shares	Market Value ($ Thousands)

Sturm Ruger	1,700	$37
Target	196,579	9,737
Time Warner	230,401	8,394
Time Warner Cable, Cl A	45,900	3,544
TJX	62,002	3,287
TRW Automotive Holdings*	37,942	2,158
Tupperware Brands	5,900	386
Urban Outfitters*	161,396	4,916
VF (A)	30,736	3,063
Viacom, Cl B	42,600	2,147
Walt Disney	81,620	3,398
Whirlpool (A)	22,100	1,852
Yum! Brands	86,069	4,761

		188,611

Consumer Staples — 7.6%
Altria Group	42,041	1,180
Archer-Daniels-Midland	88,030	2,853
BJ’s Wholesale Club*	10,200	514
Bunge	11,900	886
Coca-Cola	115,553	7,720
Coca-Cola Bottling	400	27
Coca-Cola Enterprises	52,100	1,505
ConAgra Foods	23,200	590
Constellation Brands, Cl A*	45,300	995
Corn Products International	36,893	2,093
Costco Wholesale	139,296	11,489
CVS Caremark	201,400	7,792
Diageo ADR	53,800	4,578
Dr. Pepper Snapple Group	27,400	1,129
Fresh Del Monte Produce	7,300	201
Herbalife	24,800	1,396
JM Smucker	6,900	547
Kimberly-Clark	1,761	120
Kraft Foods, Cl A	19,100	668
Kroger	122,100	3,031
Lorillard	31,314	3,610
Mead Johnson Nutrition, Cl A	121,630	8,245
Molson Coors Brewing, Cl B	7,127	332
Pantry*	3,051	56
PepsiCo	162,876	11,584
Philip Morris International	33,540	2,407
Procter & Gamble	401,754	26,918
Ralcorp Holdings*	11,400	1,002
Reynolds American	2,400	95
Safeway (A)	127,400	3,147
Smart Balance*	6,203	34
Smithfield Foods*	64,630	1,354
SUPERVALU (A)	60,800	624
Susser Holdings*	2,800	40
Sysco	5,300	171
Tyson Foods, Cl A	102,680	1,953
Walgreen	153,100	6,680
Wal-Mart Stores	88,908	4,909
Whole Foods Market	1,800	110

		122,585

Energy — 9.5%
Anadarko Petroleum	13,300	1,058
Apache	44,800	5,582
Arch Coal	4,700	140
Baker Hughes	25,071	1,854
BG Group PLC ADR (A)	13,983	1,625

1	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

BP PLC ADR	72,800	$3,366
Cameron International*	1,711	82
Canadian Natural Resources	180,445	7,869
Chesapeake Energy	59,300	1,858
Chevron	225,208	23,627
ConocoPhillips	193,716	14,184
Consol Energy	105,125	5,390
CVR Energy* (A)	14,000	306
Devon Energy	62,032	5,215
Diamond Offshore Drilling (A)	11,100	818
Energen	24,731	1,540
EOG Resources (A)	76,251	8,322
Exxon Mobil	106,987	8,930
FMC Technologies* (A)	124,199	5,543
Halliburton (A)	56,000	2,808
Helmerich & Payne	21,229	1,331
Hess	57,985	4,583
Marathon Oil	141,800	7,681
McDermott International*	31,755	674
Murphy Oil	53,400	3,679
Nabors Industries*	165,000	4,602
National Oilwell Varco	41,049	2,979
Noble (A)	16,300	683
Occidental Petroleum	52,304	5,641
Oil States International*	14,300	1,130
Overseas Shipholding Group (A)	6,300	172
OYO Geospace*	500	45
Patterson-UTI Energy	55,200	1,729
Range Resources (A)	23,119	1,293
RPC	9,900	249
Schlumberger	105,648	9,056
SEACOR Holdings	1,000	100
Sunoco	5,800	235
Transocean	5,400	374
Unit*	22,000	1,267
Valero Energy	191,000	5,252
Williams	31,600	992

		153,864

Financials — 14.5%
ACE	29,000	1,996
Aflac	78,400	3,747
Allstate	48,800	1,531
American Express	116,550	6,014
American Financial Group	7,700	274
American National Insurance	471	38
Ameriprise Financial	51,000	3,123
Annaly Capital Management‡ (A)	44,900	814
Assurant	58,031	2,147
Banco Latinoamericano de Comercio Exterior, Cl E	4,200	76
Bank of America	1,135,523	13,342
Bank of New York Mellon	301,217	8,467
Berkshire Hathaway, Cl B*	123,629	9,775
BlackRock, Cl A	41,274	8,484
Brandywine Realty Trust‡	72,100	920
Brookfield Asset Management, Cl A	32,100	1,056
Capital One Financial	128,519	6,983
CBL & Associates Properties‡ (A)	46,200	889
Charles Schwab (A)	497,471	8,960
Chatham Lodging Trust‡	1,100	18
Chimera Investment‡ (A)	143,100	560

Description	Shares	Market Value ($ Thousands)

Chubb	74,000	$4,854
Citigroup	297,526	12,243
CME Group, Cl A	21,271	6,079
CNA Financial	26,600	812
Comerica	59,060	2,133
Commerce Bancshares	30,600	1,309
CommonWealth REIT‡	9,018	235
Discover Financial Services	58,100	1,385
East West Bancorp	5,030	101
Endurance Specialty Holdings	19,600	796
Everest Re Group	9,300	827
FBL Financial Group, Cl A	2,800	89
Fifth Third Bancorp	167,800	2,191
Financial Institutions	900	15
First Citizens BancShares, Cl A	471	92
First Community Bancshares (A)	3,028	44
First Interstate Bancsystem, Cl A	1,396	20
Franklin Resources	16,200	2,099
Goldman Sachs Group	61,219	8,616
Hanover Insurance Group	4,300	176
Hartford Financial Services Group	45,100	1,202
Hospitality Properties Trust‡	51,126	1,262
Host Hotels & Resorts‡	66,100	1,162
Huntington Bancshares	247,700	1,635
Inland Real Estate‡	10,226	93
IntercontinentalExchange*	37,500	4,524
Jones Lang LaSalle	19,437	1,888
JPMorgan Chase	542,574	23,461
Keycorp	238,400	2,019
Lincoln National	11,400	335
Mack-Cali Realty‡	21,600	764
Maiden Holdings	4,180	39
MetLife	112,100	4,944
MFA Mortgage Investments‡	43,324	357
Montpelier Re Holdings	27,200	512
Moody’s (A)	27,500	1,098
Morgan Stanley	194,500	4,699
Nelnet, Cl A	8,314	183
Newcastle Investment‡*	3,539	19
NYSE Euronext	32,100	1,169
OceanFirst Financial	1,584	21
PartnerRe	11,000	823
PNC Financial Services Group	84,500	5,275
Presidential Life	3,816	40
Principal Financial Group	12,300	385
Prudential Financial	58,200	3,712
Public Storage‡	10,400	1,231
Raymond James Financial	1,800	64
Rayonier‡	17,700	1,175
Regions Financial	59,500	420
RenaissanceRe Holdings	10,100	727
Resource Capital‡ (A)	28,513	193
SLM	83,494	1,423
State Street	65,000	2,975
Sunstone Hotel Investors‡*	37,600	382
SunTrust Banks	76,900	2,163
Symetra Financial	17,473	234
T. Rowe Price Group	16,100	1,019
Taubman Centers‡ (A)	29,100	1,763
Torchmark	20,300	1,346
Travelers	86,200	5,351
Unum Group	130,600	3,436
US Bancorp	122,300	3,131

2	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Validus Holdings	21,200	$683
Vornado Realty Trust‡	14,000	1,377
Wells Fargo	724,946	20,567
WesBanco	2,800	55
Winthrop Realty Trust‡	9,328	115

		234,781

Health Care — 13.9%
Abbott Laboratories	162,440	8,488
Aetna	197,457	8,625
Allergan	94,451	7,814
AmerisourceBergen (A)	10,600	437
Amgen*	194,517	11,776
Baxter International	9,700	577
Becton Dickinson	10,189	892
Biogen Idec*	48,964	4,638
Bristol-Myers Squibb	73,859	2,124
Bruker* (A)	3,629	72
Cardinal Health	45,928	2,086
CareFusion*	3,600	104
Celgene*	214,648	13,074
CIGNA	20,700	1,033
Computer Programs & Systems	1,200	75
Covance* (A)	102,672	6,043
Coventry Health Care*	24,300	855
Covidien	56,491	3,107
Cyberonics*	1,213	40
DaVita*	61,276	5,150
Eli Lilly	101,073	3,889
Endo Pharmaceuticals Holdings*	14,300	595
Express Scripts*	165,318	9,846
Forest Laboratories*	86,100	3,101
Gilead Sciences*	101,450	4,235
Health Net*	32,400	1,040
Hill-Rom Holdings	7,522	343
Humana	36,881	2,970
Idexx Laboratories* (A)	65,597	5,164
Illumina* (A)	49,307	3,554
Intuitive Surgical* (A)	17,714	6,182
Invacare (A)	5,183	174
Jazz Pharmaceuticals*	1,800	53
Johnson & Johnson	300,581	20,226
Kinetic Concepts* (A)	13,100	778
Life Technologies*	15,919	827
McKesson	9,300	796
Medco Health Solutions*	113,122	6,771
Medtronic	150,275	6,116
Merck	381,078	14,005
Myriad Genetics*	75,600	1,921
Novo Nordisk ADR	29,600	3,730
Par Pharmaceutical*	2,049	71
PerkinElmer	22,300	618
Perrigo (A)	29,300	2,507
Pfizer	843,045	18,083
Sirona Dental Systems*	7,775	420
St. Jude Medical	13,500	684
Stryker	52,610	3,283
Thermo Fisher Scientific*	33,993	2,225
UnitedHealth Group	286,989	14,048
Warner Chilcott, Cl A	7,500	181
Waters*	30,524	3,008
Watson Pharmaceuticals* (A)	14,300	920

Description	Shares	Market Value ($ Thousands)

WellPoint	67,641	$5,288

		224,662

Industrials — 8.9%
3M	67,875	6,406
ABB ADR	250,735	6,745
AGCO*	1,000	52
Ametek	3,661	159
Armstrong World Industries	3,600	173
Boeing	47,051	3,671
Caterpillar	19,276	2,039
Cooper Industries, Cl A	8,206	516
CSX	29,100	2,308
Cubic	736	38
Cummins	16,051	1,689
Danaher	123,269	6,722
Deere	7,360	634
Dover	12,976	872
Eaton	22,152	1,145
Emerson Electric	21,726	1,185
EnerSys*	600	22
Expeditors International of Washington	64,200	3,391
FedEx	20,582	1,927
Flowserve	12,358	1,498
Fluor	94,503	6,514
Franklin Electric	1,542	69
Gardner Denver	18,063	1,513
General Dynamics	55,546	4,123
General Electric	913,787	17,947
Goodrich	30,800	2,689
Graco (A)	25,500	1,289
Honeywell International	6,019	358
Huntington Ingalls Industries*	5,883	215
Illinois Tool Works	7,500	430
ITT	33,200	1,913
KBR	49,800	1,858
Kennametal	7,818	326
L-3 Communications Holdings, Cl 3	33,300	2,719
Lincoln Electric Holdings	700	52
Lockheed Martin	27,400	2,134
NACCO Industries, Cl A	925	90
Norfolk Southern	53,500	3,922
Northrop Grumman (A)	80,100	5,230
Paccar	900	45
Parker Hannifin	14,956	1,329
Precision Castparts	22,312	3,505
Quanta Services*	152,800	3,018
Raytheon	89,639	4,516
Rockwell Automation	22,650	1,882
Rockwell Collins	26,847	1,641
Roper Industries	68,027	5,678
RR Donnelley & Sons (A)	83,300	1,778
Sauer-Danfoss*	742	40
Southwest Airlines	223,900	2,649
Stanley Black & Decker	11,600	857
Stericycle* (A)	58,963	5,253
Thomas & Betts*	4,154	227
Timken	22,668	1,170
Toro	2,403	154
Tyco International	17,200	849
Union Pacific	28,600	3,002

3	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

United Continental Holdings* (A)	135,500	$3,272
United Parcel Service, Cl B	6,541	481
United Technologies	72,995	6,407
WW Grainger (A)	8,125	1,227

		143,563

Information Technology — 22.4%
Accenture, Cl A	107,228	6,154
Activision Blizzard (A)	39,154	470
Adobe Systems*	309,000	10,701
Akamai Technologies*	13,252	450
Amdocs*	33,800	1,029
Amphenol, Cl A	92,415	4,996
Ansys*	80,990	4,646
Apple*	115,350	40,122
Applied Materials	45,170	622
Arrow Electronics*	30,500	1,361
Autodesk*	202,865	8,719
Avnet*	7,900	286
AVX	4,441	70
Black Box	1,600	53
CA	34,504	807
Check Point Software Technologies* (A)	43,780	2,404
Cisco Systems	601,831	10,111
Citrix Systems*	126,501	11,084
Cognizant Technology Solutions, Cl A*	98,960	7,525
Computer Sciences	12,700	507
Corning	118,505	2,388
Dell*	32,600	524
DST Systems	31,600	1,588
eBay*	263,300	8,207
EchoStar, Cl A*	7,538	254
EMC* (A)	403,091	11,476
F5 Networks*	23,600	2,680
First Solar* (A)	9,789	1,216
Genpact*	229,399	3,675
Global Payments	21,400	1,112
Google, Cl A*	34,802	18,411
Harris	18,600	920
Hewlett-Packard	210,400	7,865
IAC*	40,500	1,489
Ingram Micro, Cl A*	46,400	882
Intel	843,566	18,989
International Business Machines	59,686	10,083
Intuit*	79,400	4,285
Juniper Networks*	62,245	2,279
Lam Research*	15,798	742
Loral Space & Communications*	1,019	68
LSI*	161,100	1,207
Marvell Technology Group*	50,656	823
Mastercard, Cl A	48,566	13,941
Micron Technology*	150,900	1,539
Microsoft	783,372	19,592
MKS Instruments	1,119	29
Motorola Solutions*	5,900	282
National Instruments	98,901	2,888
NetApp* (A)	90,996	4,984
NeuStar, Cl A*	6,600	177
Nuance Communications* (A)	134,450	2,953
Nvidia*	307,147	6,155
Oplink Communications*	900	17

Description	Shares	Market Value ($ Thousands)

Oracle	394,100	$13,486
Plantronics	10,517	385
Polycom*	42,300	2,428
Qualcomm	481,457	28,208
Rackspace Hosting* (A)	44,700	1,967
Red Hat*	32,700	1,426
Research In Motion* (A)	175,055	7,501
SAIC*	30,500	535
Salesforce.com* (A)	39,559	6,023
SanDisk*	49,243	2,340
Seagate Technology	30,200	507
Sina* (A)	30,968	3,679
Symantec*	26,700	522
Synopsys*	13,794	377
TE Connectivity	21,600	795
Tech Data*	17,900	848
Teradata*	56,200	3,136
Texas Instruments	195,850	6,914
VeriSign	106,800	3,740
Visa, Cl A	88,288	7,157
Vishay Intertechnology*	40,700	646
Western Digital*	31,600	1,158
Xerox	206,211	2,106

		361,721

Materials — 2.9%
Alcoa (A)	8,400	141
Allegheny Technologies (A)	40,880	2,739
Ashland	13,900	950
Ball	20,600	814
Cabot	3,239	137
Century Aluminum*	21,200	342
CF Industries Holdings	6,392	983
Cliffs Natural Resources	2,100	190
Coeur d’Alene Mines* (A)	8,700	240
Domtar (A)	4,300	441
Dow Chemical	136,100	4,917
E.I. Du Pont de Nemours	22,749	1,213
Eastman Chemical	27,400	2,900
FMC	17,400	1,468
Freeport-McMoRan Copper & Gold, Cl B	126,689	6,542
H.B. Fuller	8,100	181
International Paper	59,546	1,859
LSB Industries*	2,900	137
Lubrizol	6,700	901
Materion*	2,100	83
Monsanto	75,528	5,365
Mosaic	12,708	900
Nalco Holding	92,600	2,643
Noranda Aluminum Holding*	5,300	79
Nucor	16,400	694
Owens-Illinois*	16,800	540
Potash Corp of Saskatchewan	41,730	2,362
Reliance Steel & Aluminum	9,600	495
Rock-Tenn, Cl A (A)	12,550	964
Rockwood Holdings*	2,300	121
Sealed Air	30,000	770
Steel Dynamics	100,400	1,717
Syngenta ADR	53,600	3,701

		47,529

4	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Fund

May 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 3.1%
American Tower, Cl A*	110,193	$6,113
AT&T	712,608	22,490
Crown Castle International*	125,700	5,205
MetroPCS Communications* (A)	78,200	1,400
Sprint Nextel*	205,900	1,205
Telephone & Data Systems	7,700	252
Verizon Communications	360,902	13,328

		49,993

Utilities — 2.4%
AES*	254,687	3,301
Alliant Energy	26,500	1,090
Ameren	28,100	835
American Electric Power	169,820	6,487
American Water Works	14,649	440
Atmos Energy	11,200	374
CMS Energy (A)	25,200	502
Constellation Energy Group	37,900	1,409
Dominion Resources (A)	23,300	1,112
DTE Energy	14,900	769
Duke Energy	8,140	153
Edison International	94,700	3,728
Entergy	64,743	4,412
Exelon	104,500	4,373
GenOn Energy*	63,504	253
NextEra Energy	4,400	255
NRG Energy* (A)	40,100	993
NV Energy	22,700	358
PG&E	5,700	247
Public Service Enterprise Group	109,500	3,668
Questar	26,400	457
Sempra Energy	56,600	3,123

		38,339

Total Common Stock (Cost $1,288,881) ($ Thousands)		1,565,648

AFFILIATED PARTNERSHIP — 7.4%
SEI Liquidity Fund, L.P. 0.150%†** (B)	119,963,584	119,376

Total Affiliated Partnership (Cost $119,964) ($ Thousands)		119,376

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.050%†**	35,437,156	35,437

Total Cash Equivalent (Cost $35,437) ($ Thousands)		35,437

U.S. TREASURY OBLIGATION (C) (D) — 0.4%
U.S. Treasury Bill
0.174%, 06/30/11	$7,149	7,149

Total U.S. Treasury Obligation (Cost $7,148) ($ Thousands)		7,149

Description	Market Value ($ Thousands)

Total Investments — 106.9% (Cost $1,451,430) ($ Thousands)	$1,727,610

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	432	Jun-2011	$1,306
S&P Mid 400 Index E-MINI	38	Jun-2011	194

			$1,500

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,616,607 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $118,354 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2011 was $119,376 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poors

Ser — Series

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,565,648	$—	$—	$1,565,648
Affiliated Partnership	—	119,376	—	119,376
Cash Equivalent	35,437	—	—	35,437
U.S. Treasury Obligation	—	7,149	—	7,149

Total Investments in Securities	$1,601,085	$126,525	$—	$1,727,610

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,500	$—	$—	$1,500

Total Other Financial Instruments	$1,500	$—	$—	$1,500

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Diversified Alpha Fund

May 31, 2011

Description	Shares	Market Value ($Thousands)

COMMON STOCK — 96.9%

Consumer Discretionary — 15.6%
Advance Auto Parts	5,500	$342
Amazon.com*	9,975	1,962
Apollo Group, Cl A*	42,000	1,727
Autoliv	5,500	423
AutoZone*	4,600	1,352
Bed Bath & Beyond*	45,054	2,428
Best Buy	82,698	2,626
BorgWarner*	8,500	616
Cablevision Systems, Cl A	16,800	597
Carmax*	6,600	196
CBS, Cl B	20,800	582
Chipotle Mexican Grill, Cl A*	1,800	520
Coach	52,031	3,312
Comcast, Cl A	17,200	434
Ctrip.com International ADR*	21,700	977
DIRECTV, Cl A*	37,900	1,905
Dollar General*	1,800	63
Dollar Tree*	9,850	628
Expedia	5,000	140
Family Dollar Stores	9,900	552
Foot Locker	900	22
Ford Motor*	71,200	1,062
Fortune Brands	900	59
Fossil*	6,500	688
General Motors*	13,300	423
Genuine Parts	900	49
Goodyear Tire & Rubber*	29,500	523
H&R Block	2,200	36
Hasbro	1,200	55
Interpublic Group	1,300	16
J.C. Penney	1,800	63
Johnson Controls	59,114	2,341
Las Vegas Sands*	10,700	444
Lear	3,100	158
Liberty Global, Cl A*	16,100	725
Liberty Media - Capital, Ser A*	2,900	264
Liberty Media - Starz, Ser A*	3,910	298
Limited Brands	8,200	328
Lowe’s	176,413	4,259
Madison Square Garden, Cl A*	3,500	96
Marriott International, Cl A	2,600	98
McDonald’s	21,200	1,729
McGraw-Hill	13,500	573
NetFlix*	2,500	677
Newell Rubbermaid	15,900	283
NIKE, Cl B	47,921	4,047
NVR*	200	149
Omnicom Group	1,300	61
O’Reilly Automotive*	3,400	204
Panera Bread, Cl A*	300	38
Penn National Gaming*	9,600	389
Polo Ralph Lauren, Cl A	6,300	799
priceline.com*	3,925	2,022
Ross Stores	6,400	525
Scripps Networks Interactive, Cl A	2,400	121
Signet Jewelers*	6,900	317
Staples	46,800	787
Starwood Hotels & Resorts Worldwide	1,000	61

Description	Shares	Market Value ($Thousands)
Target	50,856	$2,519
Tiffany	1,900	144
Time Warner	51,300	1,869
Time Warner Cable, Cl A	5,084	393
TJX	15,200	806
Tractor Supply	3,100	196
TRW Automotive Holdings*	3,000	171
Viacom, Cl B	12,800	645
Virgin Media	21,500	701
Weight Watchers International	1,800	144
Whirlpool	3,700	310
Williams-Sonoma	200	8
Wynn Resorts	3,700	542
Yum! Brands	39,100	2,163

		56,782

Consumer Staples — 7.6%
Altria Group	67,700	1,900
Avon Products	4,400	131
Brown-Forman, Cl B	6,900	500
Coca-Cola	5,600	374
Coca-Cola Enterprises	16,800	485
Constellation Brands, Cl A*	5,200	114
Corn Products International	4,900	278
Costco Wholesale	35,139	2,898
CVS Caremark	40,400	1,563
Diageo ADR	18,200	1,549
Dr. Pepper Snapple Group	400	17
Energizer Holdings*	4,100	316
Estee Lauder, Cl A	400	41
Flowers Foods	3,600	120
General Mills	700	28
Herbalife	21,400	1,204
Hershey	1,000	56
HJ Heinz	4,600	252
Hormel Foods	6,300	185
JM Smucker	300	24
Kellogg	500	28
Kimberly-Clark	400	27
Kraft Foods, Cl A	700	24
Kroger	39,100	971
McCormick	6,500	326
Mead Johnson Nutrition, Cl A	8,800	596
Molson Coors Brewing, Cl B	4,000	187
PepsiCo	32,175	2,288
Philip Morris International	31,500	2,260
Procter & Gamble	68,100	4,563
Ralcorp Holdings*	600	53
Reynolds American	8,500	338
Safeway	17,700	437
Sara Lee	18,500	362
Smithfield Foods*	3,900	82
Walgreen	60,400	2,635
Wal-Mart Stores	10,100	558

		27,770

Energy — 9.2%
Atwood Oceanics*	3,600	156
Baker Hughes	8,700	643
BP PLC ADR	20,000	925
Cameron International*	10,400	496
Chevron	26,200	2,749
Cimarex Energy	3,000	288
Concho Resources*	4,100	388

1	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Diversified Alpha Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

ConocoPhillips	41,546	$3,042
Consol Energy	37,000	1,897
Core Laboratories	600	62
Devon Energy	8,100	681
Dresser-Rand Group*	700	37
El Paso	8,600	181
EOG Resources	16,400	1,790
Exxon Mobil	51,900	4,332
FMC Technologies*	19,100	852
Halliburton	32,600	1,635
Helmerich & Payne	3,200	201
Hess	11,000	869
Holly	2,100	131
Marathon Oil	22,800	1,235
Massey Energy	5,600	370
Murphy Oil	19,800	1,364
Nabors Industries*	61,500	1,715
National Oilwell Varco	24,100	1,749
Oil States International*	3,100	245
Patterson-UTI Energy	23,100	724
Peabody Energy	300	18
Pioneer Natural Resources	10,000	918
Plains Exploration & Production*	5,700	210
Pride International*	900	37
Rowan*	4,800	190
Schlumberger	6,398	548
SEACOR Holdings	1,500	149
SM Energy	2,800	186
Spectra Energy	8,200	226
Superior Energy Services*	5,700	214
Tesoro*	21,300	520
Tidewater	3,000	164
Valero Energy	29,000	798
Weatherford International*	23,600	466
Whiting Petroleum*	2,800	188
Williams	1,000	31

		33,620

Financials — 9.8%
ACE	3,200	220
Aflac	22,150	1,058
Allied World Assurance Holdings	2,500	151
American Express	38,025	1,962
American Financial Group	13,500	480
Ameriprise Financial	11,400	698
Annaly Capital Management‡	9,500	172
AON	5,400	282
Arch Capital Group*	8,200	277
Ares Capital	9,900	166
Arthur J Gallagher	8,400	241
Assurant	4,800	178
AvalonBay Communities‡	103	14
Bank of America	67,000	787
Bank of New York Mellon	33,600	944
Berkshire Hathaway, Cl B*	2,400	190
BlackRock, Cl A	11,965	2,460
Brown & Brown	6,400	169
Camden Property Trust‡	400	26
Capital One Financial	26,500	1,440
CapitalSource	16,100	104
CB Richard Ellis Group, Cl A*	3,200	85
Charles Schwab	71,000	1,279
Chimera Investment‡	51,800	203

Description	Shares	Market Value ($ Thousands)

Chubb	13,300	$872
CIT Group*	1,600	71
Citigroup	21,040	866
CME Group, Cl A	3,850	1,100
Commerce Bancshares	900	38
Discover Financial Services	52,700	1,257
Endurance Specialty Holdings	2,200	89
Equity Residential‡	6,800	420
Erie Indemnity, Cl A	2,300	164
Everest Re Group	500	44
Fifth Third Bancorp	23,500	307
Forest City Enterprises, Cl A*	2,200	42
Franklin Resources	4,500	583
Goldman Sachs Group	7,965	1,121
HCC Insurance Holdings	1,100	36
Health Care REIT‡	900	48
Howard Hughes*	1,800	138
Huntington Bancshares	43,600	288
IntercontinentalExchange*	11,400	1,376
Jones Lang LaSalle	3,000	291
JPMorgan Chase	62,025	2,682
Keycorp	76,700	650
Lazard, Cl A	2,000	78
Leucadia National	7,900	280
Loews	6,600	277
Marsh & McLennan	31,400	963
MetLife	17,225	760
Morgan Stanley	20,600	498
Nationwide Health Properties‡	100	4
NYSE Euronext	9,700	353
PNC Financial Services Group	14,700	917
Progressive	10,200	221
Raymond James Financial	1,200	43
Rayonier‡	2,100	139
Torchmark	600	40
Travelers	14,300	888
UDR‡	300	8
Validus Holdings	3,000	97
Wells Fargo	125,400	3,558
Weyerhaeuser‡	15,000	323
White Mountains Insurance Group	100	41

		35,557

Health Care — 10.6%
Abbott Laboratories	39,050	2,040
Aetna	37,800	1,651
Agilent Technologies*	4,000	200
Alere*	1,400	56
Alexion Pharmaceuticals*	12,800	607
Allergan	20,900	1,729
AmerisourceBergen	18,500	763
Amgen*	36,541	2,212
Baxter International	9,700	578
Becton Dickinson	800	70
Biogen Idec*	10,000	947
Boston Scientific*	10,200	73
Cardinal Health	18,300	831
Celgene*	74,499	4,538
Charles River Laboratories International*	1,900	74
CIGNA	6,800	339
Cooper	3,500	262

2	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Diversified Alpha Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Covance*	700	$41
Covidien	2,200	121
DaVita*	1,900	160
Edwards Lifesciences*	1,400	124
Endo Pharmaceuticals Holdings*	7,300	304
Forest Laboratories*	21,500	775
Gen-Probe*	600	49
Gilead Sciences*	29,975	1,251
Health Net*	19,200	616
Hill-Rom Holdings	3,600	164
Hologic*	1,500	32
Humana	3,800	306
Illumina*	8,300	598
Johnson & Johnson	32,875	2,212
Laboratory Corp of America Holdings*	3,000	302
McKesson	3,600	308
Medco Health Solutions*	29,900	1,790
Mednax*	1,700	128
Medtronic	50,625	2,061
Merck	27,650	1,016
Mettler Toledo International*	1,800	301
Myriad Genetics*	29,000	737
Novo Nordisk ADR	9,000	1,134
Perrigo	8,900	762
Pfizer	124,200	2,664
Techne	300	24
United Therapeutics*	2,200	142
UnitedHealth Group	37,400	1,831
Varian Medical Systems*	5,900	399
Warner Chilcott, Cl A	5,700	137
Watson Pharmaceuticals*	1,600	103
WellPoint	11,600	907

		38,469

Industrials — 8.0%
3M	16,600	1,567
AGCO*	6,300	325
Alexander & Baldwin	1,400	68
Ametek	7,700	335
Avery Dennison	3,900	165
C.H. Robinson Worldwide	9,700	778
Caterpillar	17,200	1,820
Chicago Bridge & Iron	6,300	240
Cooper Industries, Cl A	400	25
Corrections Corp of America*	8,000	184
Covanta Holding	3,200	54
CSX	18,100	1,435
Cummins	5,900	621
Deere	10,800	930
Donaldson	500	30
Dun & Bradstreet	2,100	169
Eaton	900	46
Emerson Electric	1,200	66
Expeditors International of Washington	25,700	1,358
Fluor	1,300	90
Gardner Denver	9,400	788
GATX	2,200	87
General Dynamics	3,400	252
General Electric	115,600	2,270
Goodrich	10,600	925
Graco	1,100	56

Description	Shares	Market Value ($ Thousands)

Honeywell International	3,100	$185
Hubbell, Cl B	3,400	225
IHS, Cl A*	3,900	342
Ingersoll-Rand	1,400	70
Joy Global	4,000	359
KBR	20,000	746
Kennametal	2,000	83
Kirby*	100	6
Lincoln Electric Holdings	3,900	291
Lockheed Martin	11,400	888
Norfolk Southern	6,500	477
Northrop Grumman	10,400	679
Oshkosh Truck*	10,500	291
Paccar	2,700	135
Pall	4,100	230
Parker Hannifin	700	62
Quanta Services*	54,000	1,066
Raytheon	8,700	438
Roper Industries	700	58
Ryder System	9,900	544
Snap-On	3,500	211
Southwest Airlines	79,100	936
Stericycle*	6,100	544
Timken	11,100	573
Towers Watson, Cl A	2,700	171
TransDigm Group*	2,400	197
Union Pacific	13,200	1,386
United Continental Holdings*	29,200	705
United Parcel Service, Cl B	1,100	81
United Technologies	18,000	1,580
UTi Worldwide	1,100	24
Verisk Analytics, Cl A*	4,100	140
WABCO Holdings*	3,600	247
Wabtec	1,100	74
Waste Connections	2,200	69
WESCO International*	1,900	106
WW Grainger	2,100	317

		29,220

Information Technology — 23.9%
Accenture, Cl A	2,400	138
Activision Blizzard	6,200	74
Adobe Systems*	103,700	3,591
Akamai Technologies*	4,900	166
Alliance Data Systems*	3,300	310
Altera	300	14
Amdocs*	9,900	301
Analog Devices	1,800	74
Apple*	25,600	8,905
Applied Materials	38,100	525
Arrow Electronics*	8,500	379
Atmel*	32,900	494
Autodesk*	66,310	2,850
Avago Technologies	800	27
CA	23,500	550
Cisco Systems	158,200	2,658
Citrix Systems*	3,400	298
Cognizant Technology Solutions,
Cl A*	1,500	114
Compuware*	4,600	47
Cypress Semiconductor	5,700	134
Dell*	19,200	309
DST Systems	2,800	141

3	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Diversified Alpha Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

eBay*	131,300	$4,093
EMC*	92,900	2,645
F5 Networks*	16,025	1,819
Factset Research Systems	1,400	155
Fairchild Semiconductor International, Cl A*	5,200	94
Fidelity National Information Services	14,100	454
Fiserv*	7,700	497
Gartner*	6,100	238
Global Payments	8,500	442
Google, Cl A*	2,825	1,494
Hewlett-Packard	24,025	898
IAC*	12,800	471
Informatica*	7,000	411
Ingram Micro, Cl A*	16,800	320
Intel	192,772	4,339
International Business Machines	31,942	5,396
International Rectifier*	3,100	89
Intuit*	27,300	1,474
Kla-Tencor	6,300	272
LSI*	81,200	608
Mastercard, Cl A	7,390	2,121
Maxim Integrated Products	5,700	155
Microchip Technology	7,000	277
Micros Systems*	2,700	138
Microsoft	194,550	4,866
Monster Worldwide*	1,600	25
Motorola Mobility Holdings*	18,925	476
Motorola Solutions*	5,400	259
NetApp*	9,500	520
NeuStar, Cl A*	1,200	32
Nuance Communications*	47,500	1,043
Nvidia*	120,050	2,406
ON Semiconductor*	22,500	252
Oracle	69,870	2,391
Paychex	11,000	355
Polycom*	14,900	855
Qualcomm	134,783	7,897
Rackspace Hosting*	15,300	673
Red Hat*	13,400	584
Research In Motion*	60,561	2,595
Rovi*	8,200	475
Salesforce.com*	1,400	213
Skyworks Solutions*	15,400	392
Solera Holdings	5,100	301
Symantec*	35,600	696
Teradata*	24,600	1,372
Texas Instruments	80,100	2,828
Trimble Navigation*	5,200	227
VeriSign	37,600	1,317
Visa, Cl A	22,300	1,807
Vishay Intertechnology*	11,900	189
WebMD Health, Cl A*	600	28
Western Union	41,000	843
Zebra Technologies, Cl A*	3,800	169

		87,085

Materials — 5.0%
Air Products & Chemicals	14,900	1,417
Airgas	1,000	69
Albemarle	800	57
Alcoa	1,500	25

Description	Shares	Market Value ($ Thousands)

Aptargroup	600	$32
Ball	7,000	277
Cabot	8,400	355
Celanese, Cl A	800	42
CF Industries Holdings	5,500	846
Crown Holdings*	12,200	495
Domtar	3,300	338
Dow Chemical	32,400	1,171
E.I. Du Pont de Nemours	49,900	2,660
Eastman Chemical	11,500	1,217
Ecolab	500	27
FMC	400	34
Freeport-McMoRan Copper & Gold, Cl B	31,800	1,642
Greif, Cl A	800	53
Huntsman	23,600	447
MeadWestvaco	1,000	34
Monsanto	16,375	1,163
Mosaic	7,800	553
Nalco Holding	33,800	965
NewMarket	1,000	174
Newmont Mining	800	46
PPG Industries	10,200	905
Praxair	6,400	677
Sealed Air	6,200	159
Sigma-Aldrich	8,900	625
Southern Copper	11,400	394
Syngenta ADR	16,300	1,125
Teck Resources, Cl B	4,600	242

		18,266

Telecommunication Services — 4.0%
American Tower, Cl A*	38,716	2,148
AT&T	105,039	3,315
CenturyLink	42,970	1,856
Crown Castle International*	38,200	1,582
Frontier Communications	37,900	335
MetroPCS Communications*	47,300	846
SBA Communications, Cl A*	100	4
Verizon Communications	105,266	3,888
Windstream	28,400	382

		14,356

Utilities — 3.2%
AES*	85,726	1,111
Ameren	16,500	490
American Water Works	11,200	336
Aqua America	2,100	48
Atmos Energy	2,500	83
Calpine*	7,800	123
Centerpoint Energy	4,700	91
CMS Energy	14,300	285
Consolidated Edison	10,500	557
Dominion Resources	21,700	1,035
Duke Energy	2,900	54
Edison International	23,800	937
Entergy	8,400	573
FirstEnergy	4,969	222
ITC Holdings	3,100	224
MDU Resources Group	9,000	213
National Fuel Gas	1,400	101
NextEra Energy	7,600	440
NiSource	8,300	168
Northeast Utilities	9,800	345

4	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Diversified Alpha Fund

May 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

NSTAR	5,600	$258
NV Energy	28,900	456
OGE Energy	4,300	220
Oneok	2,500	178
Pepco Holdings	13,000	260
PG&E	4,600	200
Progress Energy	3,700	176
Public Service Enterprise Group	14,400	482
SCANA	200	8
Sempra Energy	5,600	309
Southern	7,500	301
TECO Energy	1,700	33
UGI	2,700	88
Vectren	2,400	68
Westar Energy	5,600	152
Wisconsin Energy	13,500	422
Xcel Energy	19,400	480

		11,527

Total Common Stock (Cost $306,339) ($ Thousands)		352,652

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.050% †**	7,750,363	7,750

Total Cash Equivalent (Cost $7,750) ($ Thousands)		7,750

U.S. TREASURY OBLIGATION (A) (B) — 0.3%
U.S. Treasury Bill
0.161%, 06/30/11	$1,093	1,093

Total U.S. Treasury Obligation (Cost $1,093) ($ Thousands)		1,093

Total Investments — 99.3% (Cost $315,182)($ Thousands)		$361,495

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	99	Jun-2011	$126

			$126

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $364,180 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poors

Ser — Series

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	352,652	—	—	352,652
Cash Equivalent	7,750	—	—	7,750
U.S. Treasury Obligation	—	1,093	—	1,093

Total Investments in Securities	$360,402	$1,093	$—	$361,495

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$126	$—	$—	$126

Total Other Financial Instruments	$126	$—	$—	$126

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 84.8%

Consumer Discretionary — 8.1%
Advance Auto Parts (A)	37,561	$2,333
Amazon.com*	86,444	17,003
American Eagle Outfitters	109,440	1,451
Ascena Retail Group* (A)	21,900	733
AutoNation* (A)	42,400	1,488
AutoZone* (A)	44,405	13,055
Bally Technologies* (A)	75,010	2,956
Bed Bath & Beyond*	50,040	2,697
Biglari Holdings*	600	239
Brown Shoe (A)	169,390	1,746
Cablevision Systems, Cl A	157,600	5,598
Carmax*	81,100	2,405
Carnival	148,500	5,763
CBS, Cl B	79,100	2,211
Chipotle Mexican Grill, Cl A* (A)	4,500	1,301
Coach	167,900	10,689
Comcast, Cl A	2,116,263	51,476
Darden Restaurants	303,000	15,347
DeVry	39,130	2,107
DIRECTV, Cl A*	521,877	26,230
Discovery Communications, Cl A* (A)	2,000	87
Dorman Products*	18,280	692
DreamWorks Animation SKG, Cl A* (A)	70,760	1,692
Expedia (A)	49,800	1,395
Family Dollar Stores	103,900	5,791
Ford Motor* (A)	1,430,861	21,348
Fortune Brands	17,900	1,159
Genuine Parts	49,700	2,724
Harley-Davidson	8,500	316
Harman International Industries	54,200	2,600
Hasbro (A)	67,600	3,092
Home Depot	127,700	4,633
Iconix Brand Group*	96,230	2,377
International Game Technology	628,930	10,843
Interpublic Group	168,600	2,011
J.C. Penney (A)	75,200	2,664
Johnson Controls	105,636	4,183
Kohl’s	113,600	6,048
Lear	48,425	2,461
Liberty Media - Capital, Ser A*	7,300	665
Limited Brands (A)	164,200	6,562
Lowe’s	308,960	7,458
Macy’s	325,776	9,409
Marriott International, Cl A (A)	44,100	1,668
Mattel	245,900	6,491
Matthews International, Cl A	55,620	2,174
McDonald’s	312,532	25,484
McGraw-Hill	52,300	2,221
MDC Holdings (A)	167,167	4,505
Modine Manufacturing*	126,040	2,002
NetFlix* (A)	17,500	4,739
Newell Rubbermaid	1,447,081	25,773
News, Cl A	855,700	15,694
NIKE, Cl B	69,100	5,835
Nutrisystem (A)	25,800	365
Omnicom Group	462,021	21,609
O’Reilly Automotive*	211,302	12,701
Panera Bread, Cl A*	10,008	1,251

Description	Shares	Market Value ($ Thousands)

Polaris Industries	8,800	$971
Polo Ralph Lauren, Cl A	9,000	1,141
priceline.com* (A)	46,285	23,846
Ross Stores (A)	197,200	16,163
Royal Caribbean Cruises* (A)	199,723	7,789
Scripps Networks Interactive, Cl A	17,500	883
Starbucks	39,500	1,453
Starwood Hotels & Resorts Worldwide	73,100	4,458
Target	799,277	39,588
Tempur-Pedic International*	32,030	2,083
Tenneco*	47,950	2,002
Texas Roadhouse, Cl A (A)	144,670	2,493
Tiffany (A)	19,500	1,475
Time Warner	105,900	3,858
Time Warner Cable, Cl A	37,560	2,900
TJX	553,000	29,320
TRW Automotive Holdings*	171,030	9,726
Tupperware Brands	8,100	530
VF (A)	32,900	3,279
Viacom, Cl B	582,551	29,366
Virgin Media (A)	79,461	2,592
Walt Disney	594,768	24,760
Williams-Sonoma (A)	44,650	1,748
WMS Industries*	65,800	2,070
Wyndham Worldwide	6,700	233
Wynn Resorts	23,200	3,399
Yum! Brands	180,600	9,991

		627,667

Consumer Staples — 8.7%
Altria Group	896,310	25,150
Archer-Daniels-Midland	242,696	7,866
Avon Products	22,100	657
Brown-Forman, Cl B (A)	33,000	2,392
Bunge (A)	204,628	15,235
Central Garden and Pet, Cl A*	292,060	2,938
Coca-Cola	1,233,758	82,427
Coca-Cola Enterprises	911,737	26,340
Colgate-Palmolive 1	14,000	1,226
Corn Products International	67,515	3,830
Costco Wholesale	74,000	6,103
CVS Caremark	88,908	3,440
Dr. Pepper Snapple Group (A)	33,600	1,384
Energizer Holdings*	136,780	10,539
Estee Lauder, Cl A	48,600	4,982
General Mills	325,505	12,945
Hansen Natural*	44,905	3,218
Herbalife	63,400	3,568
Hershey	49,300	2,748
HJ Heinz	7,900	434
Hormel Foods (A)	128,200	3,760
JM Smucker	37,600	2,981
Kellogg	8,000	456
Kimberly-Clark	49,794	3,401
Kraft Foods, Cl A	745,832	26,082
Kroger	118,200	2,934
Lorillard	81,515	9,397
McCormick	38,700	1,942
Mead Johnson Nutrition, Cl A	81,000	5,491
Molson Coors Brewing, Cl B (A)	104,400	4,870
PepsiCo	774,882	55,110

1	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Philip Morris International	853,460	$61,236
Procter & Gamble	1,074,722	72,006
Ralcorp Holdings*	32,200	2,832
Reynolds American	77,300	3,075
Sara Lee	194,500	3,802
Smart Balance*	30,600	168
Smithfield Foods*	898,415	18,822
Sysco	381,200	12,278
Tyson Foods, Cl A	751,600	14,295
Walgreen (A)	1,052,180	45,907
Wal-Mart Stores	1,914,642	105,727
Whole Foods Market (A)	84,900	5,192

		679,186

Energy — 11.2%
Anadarko Petroleum	61,700	4,906
Apache	135,012	16,823
Arch Coal	15,800	472
Baker Hughes	75,219	5,561
Cameron International*	28,900	1,377
Chesapeake Energy	37,100	1,163
Chevron	1,391,626	145,995
Cimarex Energy	21,510	2,063
Complete Production Services* (A)	99,530	3,303
ConocoPhillips	1,435,784	105,128
Consol Energy	262,190	13,442
Denbury Resources* (A)	18,900	415
Devon Energy	246,815	20,750
Diamond Offshore Drilling (A)	65,000	4,789
El Paso	170,400	3,587
Energen	34,600	2,154
EOG Resources (A)	700	76
Exxon Mobil	2,044,257	170,634
FMC Technologies* (A)	111,900	4,994
Halliburton	322,000	16,148
Helix Energy Solutions Group*	9,800	172
Helmerich & Payne	196,400	12,310
Hess	384,696	30,403
James River Coal* (A)	271,685	5,955
Key Energy Services* (A)	132,710	2,346
Marathon Oil	638,317	34,578
Massey Energy (A)	55,300	3,650
McDermott International*	143,100	3,037
Murphy Oil	211,862	14,595
Nabors Industries*	13,200	368
National Oilwell Varco	253,964	18,433
Newfield Exploration*	34,400	2,566
Noble (A)	37,300	1,562
Noble Energy	3,800	354
Occidental Petroleum	453,143	48,871
Oceaneering International	24,420	1,990
Oil States International*	3,700	293
OYO Geospace*	1,500	136
Patterson-UTI Energy	330,532	10,356
Peabody Energy	173,638	10,654
Pioneer Natural Resources (A)	126,200	11,588
QEP Resources	4,200	183
Rowan* (A)	90,500	3,588
RPC	6,600	166
Schlumberger	849,249	72,798
SEACOR Holdings	4,300	429
Spectra Energy	40,400	1,115

Description	Shares	Market Value ($ Thousands)

Suncor Energy 1	635,202	$26,615
Sunoco	54,100	2,191
Tesoro*	21,100	515
Unit*	27,437	1,580
Valero Energy	668,401	18,381
Williams	15,000	471

		866,029

Financials — 12.2%
ACE	399,958	27,525
Aflac	113,300	5,415
Allied World Assurance Holdings	37,555	2,277
American Express	956,606	49,361
American Financial Group	51,421	1,828
American International Group* (A)	195,500	5,572
Ameriprise Financial	96,836	5,929
AON	17,400	907
Apartment Investment & Management, Cl A‡	90,800	2,427
Arch Capital Group*	104,088	3,511
Aspen Insurance Holdings (A)	104,620	2,810
Assurant	209,300	7,742
AvalonBay Communities‡ (A)	15,700	2,089
Bank of America	5,709,521	67,087
Bank of New York Mellon	145,038	4,077
BB&T (A)	385,970	10,630
Berkshire Hathaway, Cl B*	205,074	16,215
BlackRock, Cl A	52,200	10,730
Boston Properties‡	2,700	293
Capital One Financial (A)	296,302	16,101
CB Richard Ellis Group, Cl A*	110,500	2,920
Chimera Investment‡ (A)	4,037,978	15,788
Cincinnati Financial (A)	26,600	809
Citigroup	750,788	30,895
City National (A)	29,840	1,681
CME Group, Cl A	52,381	14,968
CNA Financial	18,500	565
Comerica (A)	81,800	2,954
CommonWealth‡ (A)	35,100	916
Discover Financial Services	631,132	15,046
Duke Realty‡	131,800	1,982
East West Bancorp (A)	390,402	7,843
Equity Residential‡ (A)	56,400	3,487
Ezcorp, Cl A*	2,100	69
Federated Investors, Cl B (A)	54,200	1,389
Fifth Third Bancorp	570,000	7,444
Forest City Enterprises, Cl A* (A)	201,391	3,861
Franklin Resources	69,800	9,045
Fulton Financial	171,230	1,908
Goldman Sachs Group	317,992	44,751
Hartford Financial Services Group	614,711	16,382
Hospitality Properties Trust‡	120,500	2,974
Host Hotels & Resorts‡	80,662	1,418
Huntington Bancshares	1,398,644	9,231
Inland Real Estate‡ (A)	50,400	460
Invesco	789,050	19,466
Janus Capital Group	58,908	609
Jones Lang LaSalle	17,957	1,745
JPMorgan Chase	3,435,528	148,552
Keycorp	965,185	8,175
Kilroy Realty‡ (A)	62,080	2,574
Kimco Realty‡	24,800	484

2	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

LaSalle Hotel Properties‡	89,660	$2,509
Leucadia National	107,700	3,819
Lincoln National	26,400	775
Loews	35,100	1,475
M&T Bank (A)	129,143	11,403
Macerich‡ (A)	54,930	2,987
Marsh & McLennan	117,700	3,610
MBIA* (A)	340,364	2,995
MetLife	195,693	8,630
MFA Mortgage Investments‡	369,800	3,047
Morgan Stanley	1,025,960	24,787
NASDAQ OMX Group*	165,644	4,227
Nelnet, Cl A	20,100	442
NYSE Euronext	51,675	1,882
PacWest Bancorp (A)	157,510	3,323
PNC Financial Services Group	56,200	3,508
Principal Financial Group	169,900	5,313
Progressive	64,200	1,390
ProLogis‡	42,489	704
Prudential Financial	603,954	38,520
Public Storage‡	1,900	225
Raymond James Financial	7,000	250
Rayonier‡	110,258	7,320
Regency Centers‡ (A)	66,800	3,094
Regions Financial	179,400	1,267
Senior Housing Properties Trust‡	103,700	2,504
Simon Property Group‡	37,889	4,473
State Street	376,327	17,225
Stifel Financial* (A)	52,295	2,106
Sunstone Hotel Investors‡*	119,400	1,214
SunTrust Banks	9,600	270
Symetra Financial	52,600	706
T. Rowe Price Group	21,800	1,380
Torchmark	25,800	1,711
Travelers	444,235	27,578
US Bancorp	392,466	10,047
Ventas‡	2,600	147
Wells Fargo	3,705,489	105,125
Weyerhaeuser‡ (A)	431,766	9,300
Winthrop Realty Trust‡	28,600	351
Wintrust Financial (A)	82,360	2,674
XL Group, Cl A	17,300	409
Zions Bancorporation (A)	26,200	624

		948,263

Health Care — 9.5%
Abbott Laboratories	248,416	12,980
Aetna	255,900	11,178
Agilent Technologies*	66,700	3,326
Alexion Pharmaceuticals*	135,640	6,432
AmerisourceBergen (A)	479,920	19,782
Amgen*	1,177,461	71,284
Baxter International	38,287	2,279
Becton Dickinson	71,900	6,295
Biogen Idec*	134,317	12,724
Boston Scientific*	107,000	768
Bristol-Myers Squibb	1,013,408	29,146
Cardinal Health	436,991	19,848
CareFusion*	166,960	4,839
Celgene*	42,900	2,613
Cerner* (A)	3,500	420
CIGNA	14,300	713
Coventry Health Care*	40,900	1,439

Description	Shares	Market Value ($ Thousands)

Covidien	607,075	$33,389
DaVita*	10,200	857
Depomed* (A)	144,380	1,317
Edwards Lifesciences*	16,000	1,420
Eli Lilly (A)	366,644	14,108
Express Scripts*	271,664	16,180
Forest Laboratories*	24,450	881
Gilead Sciences*	818,578	34,167
Haemonetics*	18,440	1,247
Healthsouth*	123,640	3,471
Hill-Rom Holdings (A)	49,000	2,237
Hospira*	293,735	16,241
Humana	124,397	10,018
Idexx Laboratories* (A)	15,600	1,228
Intuitive Surgical* (A)	15,000	5,235
Johnson & Johnson	1,515,862	102,002
Laboratory Corp of America Holdings*	13,800	1,391
Life Technologies*	151,730	7,886
McKesson	107,626	9,214
Medco Health Solutions*	123,148	7,372
Medicines*	48,100	919
Medicis Pharmaceutical, Cl A	51,000	1,911
Medtronic	7,576	308
Merck	1,438,662	52,871
Pain Therapeutics	55,600	553
Par Pharmaceutical*	21,200	728
PerkinElmer	356,916	9,883
Pfizer	5,112,410	109,661
St. Jude Medical	90,000	4,560
Stryker (A)	105,800	6,602
Thermo Fisher Scientific*	457,938	29,972
UnitedHealth Group	384,700	18,831
Varian Medical Systems*	57,200	3,863
VCA Antech*	102,360	2,503
Warner Chilcott, Cl A	585,069	14,106
Waters*	3,400	335
Watson Pharmaceuticals* (A)	54,600	3,513
WellPoint	24,096	1,884

		738,930

Industrials — 9.7%
3M	76,766	7,245
AGCO*	13,100	677
Alexander & Baldwin	3,800	186
Altra Holdings*	64,110	1,689
American Reprographics*	122,500	1,149
Avery Dennison	34,100	1,444
BE Aerospace*	75,440	2,823
Boeing	110,118	8,593
C.H. Robinson Worldwide (A)	39,700	3,185
Caterpillar	135,291	14,314
Chicago Bridge & Iron	179,052	6,815
Cooper Industries, Cl A	256,070	16,094
Corrections Corp of America*	125,165	2,879
CSX	176,900	14,028
Cubic	11,500	589
Cummins	241,998	25,468
Danaher	34,200	1,865
Deere	199,400	17,164
Dover	303,604	20,411
Dun & Bradstreet	17,300	1,387
Eaton	544,303	28,124

3	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Emerson Electric	540,968	$29,510
Equifax	51,700	1,954
Expeditors International of Washington	57,200	3,021
Fastenal (A)	39,200	1,301
FedEx	219,032	20,510
Flowserve	4,100	497
Fluor	43,000	2,964
Gardner Denver	7,400	620
Generac Holdings*	25,252	465
General Dynamics	171,958	12,763
General Electric	3,249,155	63,814
Goodrich	43,200	3,771
Harsco	92,590	3,103
Honeywell International	1,294,324	77,077
Illinois Tool Works	560,445	32,125
Ingersoll-Rand	65,600	3,273
Iron Mountain	11,700	398
ITT	86,900	5,007
Joy Global	21,600	1,936
KBR	35,975	1,343
Kennametal	127,770	5,332
Kirby*	24,731	1,421
Lockheed Martin	281,256	21,910
Masco (A)	29,300	418
Middleby*	18,800	1,618
Norfolk Southern	157,900	11,576
Northrop Grumman (A)	86,100	5,621
Orion Marine Group* (A)	213,280	2,269
Owens Corning*	188,355	7,195
Paccar	71,700	3,585
Pall	20,500	1,150
Parker Hannifin	272,866	24,244
Quanta Services*	149,160	2,946
Raytheon	335,900	16,923
Regal-Beloit	30,630	2,113
Robert Half International	12,300	339
Rockwell Automation	55,400	4,604
Rockwell Collins (A)	230,312	14,079
Roper Industries	28,100	2,346
Ryder System	18,000	990
Snap-On	37,100	2,238
Southwest Airlines	2,800	33
Stanley Black & Decker	57,300	4,233
Stericycle* (A)	35,200	3,136
Team*	94,160	2,166
Timken	97,918	5,055
Trex* (A)	70,790	2,163
Trimas*	80,540	1,643
Tyco International	142,900	7,052
Union Pacific	360,524	37,844
United Parcel Service, Cl B	278,596	20,474
United Technologies	1,007,213	88,403
URS*	125,700	5,538
UTi Worldwide	68,440	1,522
Waste Management (A)	8,418	327
WW Grainger (A)	19,100	2,885

		756,972

Information Technology — 17.3%
Akamai Technologies*	77,800	2,640
Altera (A)	64,900	3,121
Amphenol, Cl A	19,900	1,076

Description	Shares	Market Value ($ Thousands)

Analog Devices	32,200	$1,326
AOL* (A)	396,310	8,152
Apple*	584,742	203,391
Applied Materials	250,400	3,450
Arrow Electronics*	111,344	4,969
Atmel*	537,875	8,079
Autodesk*	196,899	8,463
Automatic Data Processing	15,400	849
Baidu ADR* (A)	165,424	22,450
Black Box	4,200	138
BMC Software*	38,940	2,174
Broadcom, Cl A	47,800	1,720
CA (A)	322,196	7,539
Cadence Design Systems*	245,483	2,624
Cisco Systems	3,791,879	63,704
Citrix Systems*	46,000	4,030
Cognizant Technology Solutions, Cl A*	325,381	24,742
Compuware*	208,800	2,128
Corning	493,700	9,948
Dell*	359,400	5,779
Digital River* (A)	58,230	1,895
DST Systems	43,395	2,181
eBay*	512,100	15,962
Echo Global Logistics* (A)	166,159	2,476
EchoStar, Cl A*	10,700	360
EMC* (A)	947,025	26,962
Entropic Communications* (A)	130,800	1,164
F5 Networks*	54,900	6,236
FARO Technologies*	34,773	1,556
Fidelity National Information Services	20,700	666
First Solar* (A)	20,000	2,485
Fiserv*	70,445	4,545
FLIR Systems (A)	58,700	2,122
Google, Cl A*	134,092	70,937
Harris	62,400	3,085
Hewlett-Packard	802,254	29,988
Ingram Micro, Cl A*	104,950	1,995
Intel	4,927,256	110,912
International Business Machines	1,029,807	173,965
Intuit*	19,600	1,058
Jabil Circuit	85,311	1,841
JDS Uniphase*	91,300	1,843
Juniper Networks*	9,800	359
Kla-Tencor	54,600	2,353
Lam Research*	87,700	4,121
Lender Processing Services (A)	187,435	4,982
Lexmark International, Cl A*	81,100	2,415
Linear Technology	15,600	540
LSI*	71,500	536
Marvell Technology Group*	157,900	2,564
Mastercard, Cl A	37,000	10,621
Microchip Technology (A)	116,600	4,609
Microsoft	4,230,483	105,804
Molex (A)	17,723	485
Motorola Mobility Holdings*	117,500	2,954
Motorola Solutions*	66,300	3,174
NCR*	68,600	1,339
NetApp* (A)	125,500	6,874
Novellus Systems* (A)	20,400	740
Nvidia* (A)	247,100	4,952
ON Semiconductor*	233,660	2,622

4	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Oracle	2,966,386	$101,510
Paychex	42,100	1,360
Plantronics	15,800	578
Polycom* (A)	44,930	2,579
Qualcomm	1,208,733	70,820
Quest Software*	119,920	2,722
Red Hat*	138,710	6,048
Salesforce.com* (A)	27,200	4,141
SanDisk* (A)	101,300	4,814
SS&C Technologies Holdings* (A)	159,526	3,119
Synopsys*	40,200	1,099
Teradata*	57,600	3,214
Teradyne* (A)	201,540	3,227
Texas Instruments	731,129	25,809
VeriSign	95,300	3,338
Visa, Cl A	464,971	37,690
Vishay Intertechnology* (A)	634,813	10,075
Western Union	1,445,912	29,728
Xerox	674,400	6,886
Xilinx (A)	87,680	3,128

		1,340,655

Materials — 3.8%
Air Products & Chemicals	56,900	5,411
Airgas	12,900	891
Alcoa (A)	104,800	1,762
Allegheny Technologies (A)	423,338	28,364
Ball	489,015	19,321
Cabot	37,148	1,569
Century Aluminum*	11,700	189
CF Industries Holdings	62,000	9,534
Cliffs Natural Resources	62,800	5,696
Coeur d’Alene Mines* (A)	23,600	651
Domtar (A)	9,200	943
Dow Chemical	452,894	16,363
E.I. Du Pont de Nemours	630,280	33,594
Eastman Chemical	105,300	11,146
FMC	13,800	1,164
Freeport-McMoRan Copper & Gold, Cl B	823,704	42,536
H.B. Fuller	30,600	682
Horsehead Holding*	349,395	4,661
International Flavors & Fragrances	10,900	698
LSB Industries*	9,400	445
Materion*	4,400	174
MeadWestvaco	16,100	548
Monsanto	335,693	23,848
Mosaic	85,500	6,058
Newmont Mining	357,297	20,212
Nucor	3,700	157
PPG Industries	50,700	4,497
Praxair	274,915	29,097
Reliance Steel & Aluminum (A)	23,400	1,205
Rock-Tenn, Cl A (A)	32,960	2,532
Rockwood Holdings*	48,680	2,560
Schweitzer-Mauduit International (A)	54,580	2,875
Sealed Air (A)	52,200	1,341
Sigma-Aldrich	83,200	5,848
Solutia*	104,570	2,611
Steel Dynamics	439,970	7,523

Description	Shares	Market Value ($ Thousands)

Westlake Chemical	6,300	$353

		297,059

Telecommunication Services — 2.5%
American Tower, Cl A*	335,266	18,601
AT&T	3,844,646	121,337
CenturyLink	408,120	17,627
Frontier Communications (A)	242,000	2,142
MetroPCS Communications* (A)	969,456	17,353
Verizon Communications	436,898	16,134
Windstream	216,313	2,909

		196,103

Utilities — 1.8%
AES*	1,428,529	18,514
Ameren	57,900	1,720
American Water Works	355,147	10,658
Centerpoint Energy	47,000	908
CMS Energy (A)	697,185	13,902
Consolidated Edison (A)	15,200	806
Dominion Resources (A)	118,900	5,674
DTE Energy	20,800	1,074
Duke Energy (A)	314,100	5,889
Edison International	10,100	398
Entergy	286,366	19,516
Exelon	42,682	1,786
FirstEnergy	208,788	9,316
Integrys Energy Group (A)	5,500	288
Laclede Group	46,910	1,764
New Jersey Resources	70,260	3,238
NextEra Energy	89,100	5,163
Nicor	5,300	291
NiSource (A)	67,600	1,372
Northeast Utilities	98,400	3,468
NV Energy	62,292	982
Oneok	51,200	3,640
Pepco Holdings (A)	159,100	3,177
PG&E	128,100	5,557
Pinnacle West Capital	13,000	588
Progress Energy	15,661	746
Public Service Enterprise Group	59,300	1,987
Questar	138,100	2,393
SCANA (A)	3,100	126
Sempra Energy	143,000	7,889
Southern	118,100	4,734
TECO Energy	22,400	430
Unisource Energy	4,000	152
Wisconsin Energy (A)	93,100	2,911
Xcel Energy	55,600	1,376

		142,433

Total Common Stock (Cost $5,428,235) ($ Thousands)		6,593,297

5	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Disciplined Equity Fund

May 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIPS — 14.8%
SEI LIBOR Plus Portfolio†	111,582,526	$782,193
SEI Liquidity Fund, L.P. 0.150%†** (B)	377,555,577	370,939

Total Affiliated Partnerships (Cost $1,309,709) ($ Thousands)		1,153,132

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.050%†**	255,372,994	255,373

Total Cash Equivalent (Cost $255,373) ($ Thousands)		255,373

U.S. TREASURY OBLIGATIONS (C) (D) — 1.4%
U.S. Treasury Bills
0.172%, 06/16/11	$500	500
0.155%, 06/30/11	105,416	105,412
0.140%, 07/07/11	2,445	2,445

Total U.S. Treasury Obligations (Cost $108,346) ($ Thousands)		108,357

EXCHANGE TRADED FUND — 0.3%
SPDR S&P 500 Trust(A) (A)	148,017	19,966

Total Exchange Traded Fund (Cost $20,000) ($ Thousands)		19,966

Total Investments — 104.6% (Cost $7,121,663) ($ Thousands)		$8,130,125

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	464	Jun-2011	$974
S&P 500 Index E-MINI	1,543	Jun-2011	(171)
S&P Composite Index	2,925	Jun-2011	24,446

			$25,249

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $7,773,980 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $371,687 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2011 was 370,939 ($ Thousands).
(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipts

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,593,297	$—	$—	$6,593,297
Affiliated Partnerships	782,193	370,939	—	1,153,132
Cash Equivalent	255,373	—	—	255,373
U.S. Treasury Obligations	—	108,357	—	108,357
Exchange Traded Fund	19,966	—	—	19,966

Total Investments in Securities	$7,650,829	$479,296	$—	$8,130,125

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$25,249	$—	$—	$25,249

Total Other Financial Instruments	$25,249	$—	$—	$25,249

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Index Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 10.9%
Aaron’s	2,700	$76
Abercrombie & Fitch, Cl A (A)	4,802	364
Advance Auto Parts	4,708	292
Aeropostale*	3,600	68
Amazon.com*	18,789	3,696
American Eagle Outfitters	8,871	118
Apollo Group, Cl A*	6,964	286
Autoliv (A)	4,818	371
AutoNation* (A)	2,832	99
AutoZone*	1,407	414
Bally Technologies* (A)	1,600	63
Bed Bath & Beyond*	13,415	723
Best Buy	17,947	570
Big Lots*	3,300	110
BorgWarner* (A)	5,782	419
Brinker International	4,483	116
Cablevision Systems, Cl A	13,142	467
Career Education* (A)	3,259	70
Carmax*	11,760	349
Carnival	23,800	924
CBS, Cl B	37,069	1,036
Central European Media Enterprises, Cl A* (A)	1,800	39
Chico’s FAS	8,600	130
Chipotle Mexican Grill, Cl A* (A)	1,700	491
Choice Hotels International (A)	1,484	53
Clear Channel Outdoor Holdings, Cl A*	700	10
Coach	16,567	1,055
Comcast, Cl A	150,725	3,804
Darden Restaurants	7,622	386
DeVry	2,900	156
Dick’s Sporting Goods*	5,158	205
DIRECTV, Cl A*	41,629	2,092
Discovery Communications, Cl A* (A)	14,700	640
DISH Network, Cl A*	10,962	332
Dollar General*	3,000	105
Dollar Tree*	6,629	423
DR Horton	12,868	157
DreamWorks Animation SKG, Cl A*	3,434	82
Education Management* (A)	1,500	32
Expedia (A)	11,734	329
Family Dollar Stores	6,562	366
Federal Mogul, Cl A*	1,500	35
Foot Locker	9,569	239
Ford Motor*	196,784	2,936
Fortune Brands	7,820	506
Fossil*	2,900	307
GameStop, Cl A* (A)	8,700	243
Gannett	11,359	162
Gap (A)	21,859	424
Garmin (A)	6,600	225
Gentex	8,032	236
Genuine Parts	8,871	486
Goodyear Tire & Rubber*	14,752	262
Guess?	2,900	132
H&R Block (A)	17,525	284
Hanesbrands*	4,143	125

Description	Shares	Market Value ($ Thousands)

Harley-Davidson	12,003	$446
Harman International Industries	4,068	195
Hasbro	6,967	319
Hillenbrand	2,824	64
Home Depot	85,915	3,117
Hyatt Hotels, Cl A*	2,100	94
International Game Technology	15,643	270
International Speedway, Cl A	1,512	43
Interpublic Group	26,775	319
ITT Educational Services* (A)	1,121	77
J.C. Penney	12,251	434
Jarden	4,300	151
John Wiley & Sons, Cl A	1,842	98
Johnson Controls	36,345	1,439
KB Home (A)	3,380	41
Kohl’s	15,819	842
Lamar Advertising, Cl A*	2,540	74
Las Vegas Sands*	18,993	789
Lear	5,700	290
Leggett & Platt	8,719	225
Lennar, Cl A (A)	7,230	137
Liberty Global, Cl A* (A)	12,071	544
Liberty Media - Capital, Ser A*	3,792	346
Liberty Media - Interactive, Cl A*	30,647	558
Liberty Media - Starz, Ser A*	2,436	186
Limited Brands	13,757	550
LKQ*	6,800	181
Lowe’s	71,210	1,719
Macy’s	21,530	622
Madison Square Garden, Cl A*	2,860	79
Marriott International, Cl A (A)	13,887	525
Mattel	20,142	531
McDonald’s	57,580	4,695
McGraw-Hill	17,639	749
MDC Holdings	1,516	41
Meredith (A)	1,358	43
MGM Resorts International* (A)	17,439	263
Mohawk Industries* (A)	3,266	217
Morningstar (A)	900	54
NetFlix* (A)	2,300	623
New York Times, Cl A* (A)	4,824	39
Newell Rubbermaid	15,565	277
News, Cl A	122,885	2,254
NIKE, Cl B	19,448	1,642
Nordstrom	8,812	413
NVR* (A)	324	242
Office Depot*	14,189	60
Omnicom Group	14,544	680
O’Reilly Automotive*	7,140	429
Panera Bread, Cl A*	1,562	195
Penn National Gaming*	2,989	121
PetSmart	6,573	298
Phillips-Van Heusen	3,000	198
Polo Ralph Lauren, Cl A	2,980	378
priceline.com*	2,600	1,339
Pulte Homes*	15,545	131
RadioShack	5,571	88
Regal Entertainment Group, Cl A (A)	4,188	57
Ross Stores	6,771	555
Royal Caribbean Cruises* (A)	7,500	292
Scripps Networks Interactive, Cl A	5,372	271

1	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Index Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Sears Holdings* (A)	2,528	$179
Service International	11,194	129
Signet Jewelers*	5,200	239
Sirius XM Radio* (A)	217,000	510
Staples	39,864	670
Starbucks	40,206	1,479
Starwood Hotels & Resorts Worldwide	10,684	651
Strayer Education (A)	600	72
Target	37,385	1,852
Tempur-Pedic International*	3,900	254
Thomson Reuters (A)	20,400	795
Thor Industries (A)	1,900	61
Tiffany (A)	7,025	531
Time Warner	61,279	2,232
Time Warner Cable, Cl A	19,184	1,481
TJX	22,154	1,175
Toll Brothers*	9,151	199
Tractor Supply	4,200	265
TRW Automotive Holdings*	4,493	255
Tupperware Brands	3,600	236
Urban Outfitters*	6,520	199
VF (A)	4,917	490
Viacom, Cl B	32,769	1,652
Virgin Media (A)	18,320	598
Walt Disney	104,872	4,366
Washington Post, Cl B (A)	257	105
Weight Watchers International	1,662	134
Wendy’s, Cl A	11,100	56
Whirlpool (A)	3,887	326
Williams-Sonoma	5,662	222
WMS Industries*	2,600	82
Wyndham Worldwide	9,868	343
Wynn Resorts	4,196	615
Yum! Brands	25,248	1,397

		83,919

Consumer Staples — 9.6%
Altria Group	111,768	3,136
Archer-Daniels-Midland	34,779	1,127
Avon Products	24,106	716
BJ’s Wholesale Club*	2,672	135
Brown-Forman, Cl B	5,518	400
Bunge	7,300	543
Campbell Soup (A)	9,778	340
Central European Distribution* (A)	3,100	39
Church & Dwight (A)	4,032	339
Clorox (A)	7,203	508
Coca-Cola	113,820	7,604
Coca-Cola Enterprises	17,415	503
Colgate-Palmolive 1	26,375	2,309
ConAgra Foods	22,686	577
Constellation Brands, Cl A*	10,531	231
Corn Products International	4,200	238
Costco Wholesale	23,681	1,953
CVS Caremark	73,052	2,827
Dean Foods*	8,087	112
Dr. Pepper Snapple Group	12,600	519
Energizer Holdings*	3,641	280
Estee Lauder, Cl A	5,654	579
Flowers Foods (A)	4,700	157
General Mills	35,892	1,427

Description	Shares	Market Value ($ Thousands)

Green Mountain Coffee Roasters* (A)	6,200	$511
Hansen Natural*	3,500	251
Herbalife	6,800	383
Hershey	7,998	446
HJ Heinz	17,237	947
Hormel Foods	7,778	228
JM Smucker	6,111	484
Kellogg	14,403	821
Kimberly-Clark	22,318	1,524
Kraft Foods, Cl A	86,115	3,011
Kroger	35,173	873
Lorillard	8,350	963
McCormick	7,093	356
Mead Johnson Nutrition, Cl A	11,486	779
Molson Coors Brewing, Cl B	6,962	325
PepsiCo	87,252	6,205
Philip Morris International	100,068	7,180
Procter & Gamble	155,474	10,417
Ralcorp Holdings*	3,100	273
Reynolds American	17,320	689
Safeway	19,320	477
Sara Lee	32,051	627
Smithfield Foods*	5,975	125
SUPERVALU (A)	13,089	134
Sysco (A)	32,248	1,039
Tyson Foods, Cl A	16,865	321
Walgreen	49,825	2,174
Wal-Mart Stores	103,679	5,725
Whole Foods Market (A)	7,752	474

		74,361

Energy — 11.9%
Alpha Natural Resources* (A)	6,768	371
Anadarko Petroleum	26,640	2,118
Apache	20,459	2,549
Arch Coal	8,912	266
Atlas Energy	1,560	39
Atwood Oceanics* (A)	2,800	121
Baker Hughes	23,140	1,711
Cabot Oil & Gas	6,100	358
Cameron International*	13,744	655
Chesapeake Energy	35,266	1,105
Chevron	108,402	11,373
Cimarex Energy	4,300	413
Cobalt International Energy*	4,300	62
Comstock Resources*	2,400	72
Concho Resources*	5,200	492
ConocoPhillips	75,776	5,548
Consol Energy	12,744	653
Continental Resources* (A)	1,600	106
Core Laboratories (A)	2,500	257
Denbury Resources* (A)	20,424	449
Devon Energy	24,013	2,019
Diamond Offshore Drilling (A)	4,109	303
Dresser-Rand Group* (A)	3,834	202
El Paso	41,803	880
Energen	3,337	208
EOG Resources (A)	14,445	1,577
EQT	8,266	448
EXCO Resources	6,800	137
Exterran Holdings* (A)	2,900	62
Exxon Mobil	274,742	22,933

2	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Index Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

FMC Technologies* (A)	13,920	$621
Forest Oil*	6,514	195
Frontier Oil	4,600	137
Frontline (A)	2,200	41
Halliburton	48,797	2,447
Helmerich & Payne	4,950	310
Hess	16,112	1,273
Holly	2,000	125
Marathon Oil	38,176	2,068
Massey Energy (A)	5,461	360
McDermott International*	12,300	261
Murphy Oil	10,454	720
Nabors Industries*	14,700	410
National Oilwell Varco	22,580	1,639
Newfield Exploration*	6,799	507
Noble Energy	9,562	891
Occidental Petroleum	43,454	4,687
Oceaneering International	3,000	244
Oil States International*	2,900	229
Patterson-UTI Energy	8,832	277
Peabody Energy	14,674	900
PetroHawk Energy*	15,800	418
Pioneer Natural Resources	5,944	546
Plains Exploration & Production*	7,591	280
QEP Resources	9,146	398
Quicksilver Resources*	5,102	73
Range Resources	8,839	494
Rowan*	7,186	285
SandRidge Energy* (A)	17,000	192
Schlumberger	73,866	6,332
SEACOR Holdings	900	90
SM Energy	3,600	239
Southern Union	7,268	220
Southwestern Energy*	18,876	826
Spectra Energy	35,209	971
Sunoco	5,656	229
Superior Energy Services*	3,500	131
Teekay	2,100	71
Tesoro* (A)	6,846	167
Tidewater	2,170	119
Ultra Petroleum*	8,500	413
Unit*	2,227	128
Valero Energy	30,836	848
Weatherford International* (A)	40,400	799
Whiting Petroleum* (A)	6,000	403
Williams	31,746	997

		91,498

Financials — 14.8%
ACE	18,300	1,259
Affiliated Managers Group*	2,833	299
Aflac	25,356	1,212
Alexandria Real Estate Equities‡	3,200	264
Alleghany*	446	149
Allied World Assurance Holdings	2,100	127
Allstate	29,225	917
AMB Property‡	9,444	349
American Express	56,334	2,907
American Financial Group	3,714	132
American International Group*	7,023	200
American National Insurance	222	18
Ameriprise Financial	14,000	857
Annaly Capital Management‡ (A)	44,311	803

Description	Shares	Market Value ($ Thousands)

AON	17,844	$931
Apartment Investment & Management, Cl A‡	6,399	171
Arch Capital Group*	7,800	263
Ares Capital (A)	11,889	200
Arthur J Gallagher	4,804	138
Aspen Insurance Holdings	3,700	99
Associated Banc (A)	10,584	149
Assurant	5,093	188
Assured Guaranty	8,700	148
AvalonBay Communities‡ (A)	4,841	644
Axis Capital Holdings	6,900	227
Bancorpsouth (A)	3,600	46
Bank of America	542,618	6,376
Bank of Hawaii (A)	1,982	94
Bank of New York Mellon	65,309	1,836
BB&T (A)	37,606	1,036
Berkshire Hathaway, Cl B*	93,500	7,393
BlackRock, Cl A	5,085	1,045
BOK Financial (A)	775	41
Boston Properties‡	7,584	822
Brandywine Realty Trust‡	6,600	84
BRE Properties‡	4,320	220
Brown & Brown	6,824	180
Camden Property Trust‡	3,747	241
Capital One Financial	24,725	1,344
CapitalSource	19,982	129
Capitol Federal Financial	2,324	28
CB Richard Ellis Group, Cl A*	14,817	392
Charles Schwab (A)	53,785	969
Chimera Investment‡ (A)	48,000	188
Chubb	16,518	1,083
Cincinnati Financial (A)	8,186	249
CIT Group*	11,100	492
Citigroup	113,204	4,658
City National (A)	2,738	154
CME Group, Cl A	3,574	1,021
CNA Financial	1,700	52
Comerica	9,353	338
Commerce Bancshares	3,378	144
CommonWealth‡	2,825	74
CommonWealth REIT*	50,000	—
Corporate Office Properties Trust‡ (A)	4,700	167
Cullen/Frost Bankers	2,368	138
Developers Diversified Realty‡ (A)	12,000	174
Digital Realty Trust‡ (A)	5,400	337
Discover Financial Services	29,789	710
Douglas Emmett‡	5,400	114
Duke Realty‡	14,709	221
E*Trade Financial*	12,900	204
East West Bancorp	8,700	175
Eaton Vance	5,310	167
Endurance Specialty Holdings	1,400	57
Equity Residential‡	15,387	951
Erie Indemnity, Cl A	1,119	80
Essex Property Trust‡	1,869	257
Everest Re Group	3,100	276
Federal Realty Investment Trust ‡	3,196	280
Federated Investors, Cl B (A)	3,658	94
Fidelity National Financial, Cl A	10,604	169
Fifth Third Bancorp	46,982	614
First Citizens BancShares, Cl A	300	59

3	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Index Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

First Horizon National (A)	11,356	$119
First Niagara Financial Group	17,500	248
Forest City Enterprises, Cl A* (A)	8,842	170
Franklin Resources	8,103	1,050
Fulton Financial	8,095	90
General Growth Properties‡ (A)	22,353	368
Genworth Financial, Cl A*	25,792	287
Goldman Sachs Group	27,575	3,881
Greenhill (A)	1,200	67
Hanover Insurance Group	2,193	90
Hartford Financial Services Group	22,810	608
HCC Insurance Holdings	6,741	223
HCP‡	21,874	830
Health Care REIT‡ (A)	9,083	483
Hospitality Properties Trust‡	7,466	184
Host Hotels & Resorts‡	37,140	653
Howard Hughes*	1,873	143
Hudson City Bancorp	25,028	228
Huntington Bancshares	48,834	322
Interactive Brokers Group, Cl A (A)	2,200	38
IntercontinentalExchange*	3,800	458
Invesco	26,400	651
Janus Capital Group	6,865	71
Jefferies Group	5,414	120
Jones Lang LaSalle	2,400	233
JPMorgan Chase	214,834	9,289
Keycorp	52,895	448
Kimco Realty‡	21,644	422
Lazard, Cl A	5,400	210
Legg Mason	8,581	290
Leucadia National	10,420	370
Liberty Property Trust‡	6,906	249
Lincoln National	16,788	493
Loews	17,236	724
LPL Investment Holdings*	700	25
M&T Bank	4,134	365
Macerich‡ (A)	6,711	365
Mack-Cali Realty‡	3,798	134
Markel*	450	186
Marsh & McLennan	29,465	904
Marshall & Ilsley	29,960	240
MBIA* (A)	6,559	58
Mercury General	1,196	50
MetLife	37,709	1,663
Moody’s (A)	10,827	432
Morgan Stanley	81,378	1,966
MSCI, Cl A*	6,400	242
NASDAQ OMX Group*	5,400	138
Nationwide Health Properties‡	6,800	298
New York Community Bancorp (A)	22,772	369
Northern Trust	13,605	664
NYSE Euronext	13,400	488
Old Republic International	12,190	152
OneBeacon Insurance Group, Cl A	1,100	17
PartnerRe	3,400	254
People’s United Financial (A)	20,134	269
Piedmont Office Realty Trust, Cl A‡ (A)	2,700	56
Plum Creek Timber‡ (A)	8,521	345
PNC Financial Services Group	28,322	1,768

Description	Shares	Market Value ($ Thousands)

Popular*	48,330	$140
Principal Financial Group	16,218	507
Progressive	36,680	794
ProLogis‡	29,288	485
Protective Life	3,509	85
Prudential Financial	25,063	1,599
Public Storage‡	7,668	908
Raymond James Financial (A)	5,821	208
Rayonier‡	4,603	306
Realty Income‡ (A)	6,000	211
Regency Centers‡ (A)	4,808	223
Regions Financial	64,587	456
Reinsurance Group of America, Cl A	4,199	267
RenaissanceRe Holdings	3,200	230
SEI† (B)	8,542	202
Senior Housing Properties Trust‡	8,300	201
Simon Property Group‡	15,781	1,863
SL Green Realty‡ (A)	4,068	366
SLM	29,314	499
St. Joe* (A)	3,961	86
StanCorp Financial Group (A)	2,042	88
State Street	27,194	1,245
SunTrust Banks	29,246	823
Symetra Financial	2,500	34
Synovus Financial (A)	38,472	92
T. Rowe Price Group	14,180	898
Taubman Centers‡	3,200	194
TCF Financial (A)	6,301	95
TD Ameritrade Holding	13,045	281
TFS Financial	3,700	38
Torchmark	3,750	249
Transatlantic Holdings	3,555	165
Travelers	23,444	1,455
UDR‡	10,293	268
Unitrin	2,460	73
Unum Group	17,205	453
US Bancorp	102,943	2,635
Validus Holdings (A)	3,726	120
Valley National Bancorp (A)	8,411	114
Ventas‡ (A)	8,144	459
Vornado Realty Trust‡	8,836	869
Waddell & Reed Financial, Cl A	4,100	158
Washington Federal	4,063	65
Weingarten Realty Investors‡ (A)	7,167	191
Wells Fargo	263,066	7,463
Wesco Financial	41	16
Weyerhaeuser‡	27,392	590
White Mountains Insurance Group	347	142
WR Berkley	7,014	232
XL Group, Cl A	17,200	407
Zions Bancorporation (A)	9,702	231

		113,961

Health Care — 11.3%
Abbott Laboratories	82,676	4,320
Aetna	21,834	954
Agilent Technologies*	18,964	946
Alere* (A)	5,300	212
Alexion Pharmaceuticals*	10,000	474
Allergan	16,496	1,365
Allscripts Healthcare Solutions*	5,600	113

4	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Index Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

AmerisourceBergen	14,624	$603
Amgen*	51,367	3,110
Amylin Pharmaceuticals* (A)	6,100	85
Baxter International	32,175	1,915
Beckman Coulter	2,812	234
Becton Dickinson	12,044	1,054
Biogen Idec*	13,100	1,241
BioMarin Pharmaceutical*	6,200	175
Bio-Rad Laboratories, Cl A*	1,200	149
Boston Scientific*	78,939	567
Bristol-Myers Squibb	92,361	2,656
Brookdale Senior Living, Cl A*	3,600	93
C.R. Bard (A)	4,785	535
Cardinal Health	19,729	896
CareFusion*	9,764	283
Celgene*	24,980	1,522
Cephalon*	4,248	338
Cerner* (A)	3,574	429
Charles River Laboratories International* (A)	2,843	110
CIGNA	14,255	711
Community Health Systems*	4,062	116
Cooper (A)	2,204	165
Covance* (A)	3,036	179
Coventry Health Care*	8,462	298
Covidien	27,100	1,491
DaVita*	5,408	454
Dendreon*	7,800	331
Dentsply International	8,098	318
Edwards Lifesciences*	6,314	560
Eli Lilly	54,761	2,107
Emdeon, Cl A*	1,900	29
Endo Pharmaceuticals Holdings*	5,497	229
Express Scripts*	29,544	1,760
Forest Laboratories*	14,673	529
Gen-Probe*	3,027	248
Gilead Sciences*	42,850	1,789
Health Management Associates, Cl A*	12,422	142
Health Net*	4,702	151
Henry Schein*	4,984	358
Hill-Rom Holdings	2,724	124
Hologic*	14,700	316
Hospira*	8,481	469
Human Genome Sciences* (A)	10,200	279
Humana	8,775	707
Idexx Laboratories* (A)	3,152	248
Illumina* (A)	7,100	512
Intuitive Surgical*	2,200	768
Johnson & Johnson	148,909	10,020
Kinetic Concepts*	3,913	232
Laboratory Corp of America Holdings*	5,311	535
Life Technologies*	9,370	487
LifePoint Hospitals*	2,376	100
Lincare Holdings (A)	4,540	138
McKesson	13,766	1,178
Medco Health Solutions*	21,920	1,312
Mednax*	2,900	218
Medtronic	59,185	2,409
Merck	168,643	6,198
Mettler Toledo International*	1,936	324
Mylan Laboratories*	22,219	523

Description	Shares	Market Value ($ Thousands)

Myriad Genetics*	4,500	$114
Omnicare (A)	5,431	171
Patterson	4,783	165
PerkinElmer	5,634	156
Perrigo (A)	4,500	385
Pfizer	435,680	9,345
Pharmaceutical Product Development	5,684	164
Quest Diagnostics	7,244	423
Regeneron Pharmaceuticals* (A)	3,300	198
ResMed* (A)	8,710	280
St. Jude Medical	17,946	909
Stryker	17,104	1,067
SXC Health Solutions*	3,800	224
Talecris Biotherapeutics Holdings*	2,700	78
Techne	2,341	191
Teleflex (A)	1,740	108
Tenet Healthcare*	26,294	168
Thermo Fisher Scientific*	22,225	1,454
Thoratec* (A)	2,100	73
United Therapeutics* (A)	2,200	142
UnitedHealth Group	57,929	2,836
Universal Health Services, Cl B	4,276	233
Varian Medical Systems*	6,430	434
VCA Antech*	3,539	86
Vertex Pharmaceuticals* (A)	10,400	561
Warner Chilcott, Cl A	6,100	147
Waters*	4,872	480
Watson Pharmaceuticals* (A)	6,018	387
WellPoint	20,231	1,581
Zimmer Holdings*	10,825	734

		86,735

Industrials — 11.0%
3M	38,246	3,610
Aecom Technology*	4,800	138
AGCO*	5,300	274
Alexander & Baldwin	1,782	88
Alliant Techsystems	1,436	103
Ametek	8,420	366
AMR* (A)	22,586	142
Armstrong World Industries	700	34
Avery Dennison	6,310	267
Babcock & Wilcox*	6,750	189
BE Aerospace*	5,600	210
Boeing	40,691	3,175
Bucyrus International, Cl A	4,200	386
C.H. Robinson Worldwide (A)	9,086	729
Carlisle	2,666	130
Caterpillar	33,688	3,564
Chicago Bridge & Iron	4,800	183
Cintas (A)	6,157	202
CNH Global*	1,100	47
Con-way	2,223	88
Cooper Industries, Cl A	8,500	534
Copa Holdings, Cl A	1,100	69
Copart*	2,909	137
Corrections Corp of America*	4,700	108
Covanta Holding	6,200	105
Crane	2,400	118
CSX	19,932	1,581
Cummins	10,812	1,138

5	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Index Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Danaher	28,702	$1,565
Deere	22,818	1,964
Delta Air Lines*	46,400	468
Donaldson	3,672	219
Dover	9,657	649
Dun & Bradstreet	2,856	229
Eaton	18,252	943
Emerson Electric	40,520	2,210
Equifax	7,256	274
Expeditors International of Washington	11,048	583
Fastenal (A)	13,924	462
FedEx	16,944	1,587
Flowserve	2,900	352
Fluor	10,008	690
FTI Consulting*	2,400	92
Gardner Denver	3,000	251
GATX	2,100	83
General Cable* (A)	2,500	104
General Dynamics	18,672	1,386
General Electric	576,323	11,319
Goodrich	6,392	558
Graco	2,624	133
Harsco	3,470	116
Hertz Global Holdings*	11,400	184
Honeywell International	41,190	2,453
Hubbell, Cl B	2,792	185
Huntington Ingalls Industries*	2,096	77
IDEX	4,993	226
IHS, Cl A*	2,900	254
Illinois Tool Works	23,780	1,363
Ingersoll-Rand	17,500	873
Iron Mountain (A)	9,763	332
ITT	9,302	536
Jacobs Engineering Group*	6,602	304
JB Hunt Transport Services	5,272	242
Joy Global	5,233	469
Kansas City Southern* (A)	5,800	341
KAR Auction Services*	2,100	44
KBR	8,884	331
Kennametal	5,100	213
Kirby*	2,300	132
L-3 Communications Holdings, Cl 3	5,977	488
Landstar System	2,165	102
Lennox International	2,300	107
Lincoln Electric Holdings	2,500	187
Lockheed Martin	15,629	1,217
Manitowoc	5,700	103
Manpower	4,684	286
Masco (A)	19,509	278
MSC Industrial Direct, Cl A	2,620	182
Navistar International*	3,700	244
Nielsen Holdings*	3,500	110
Norfolk Southern	20,033	1,469
Northrop Grumman (A)	16,378	1,069
Oshkosh Truck*	4,259	118
Owens Corning*	6,600	252
Paccar	19,770	989
Pall	6,145	345
Parker Hannifin	8,804	782
Pentair	5,661	229
Pitney Bowes (A)	11,185	267

Description	Shares	Market Value ($ Thousands)

Precision Castparts	7,746	$1,217
Quanta Services* (A)	12,100	239
Raytheon	19,568	986
Regal-Beloit	2,300	159
Republic Services, Cl A	16,642	525
Robert Half International (A)	6,876	190
Rockwell Automation	7,304	607
Rockwell Collins	8,262	505
Roper Industries	4,900	409
RR Donnelley & Sons (A)	9,677	207
Ryder System	3,206	176
Shaw Group*	5,000	183
Snap-On	3,391	205
Southwest Airlines	44,920	531
Spirit Aerosystems Holdings, Cl A*	4,700	103
SPX	2,911	241
Stanley Black & Decker	8,193	605
Stericycle*	4,726	421
Terex*	6,348	188
Textron (A)	15,322	350
Thomas & Betts*	3,167	174
Timken	4,960	256
Toro	1,560	100
Towers Watson, Cl A	2,100	134
TransDigm Group*	2,600	213
Trinity Industries (A)	3,500	120
Tyco International	25,900	1,278
Union Pacific	27,216	2,857
United Continental Holdings* (A)	16,500	398
United Parcel Service, Cl B	38,341	2,818
United Technologies	49,966	4,385
URS*	4,500	198
USG* (A)	2,298	33
UTi Worldwide	5,100	113
Valmont Industries	1,000	100
Verisk Analytics, Cl A*	4,500	153
WABCO Holdings*	3,024	207
Wabtec	2,300	156
Waste Connections (A)	6,850	215
Waste Management (A)	26,194	1,018
WESCO International* (A)	2,000	111
WW Grainger	3,281	496

		84,915

Information Technology — 17.2%
Accenture, Cl A	32,900	1,888
Activision Blizzard	28,656	344
Adobe Systems*	28,602	991
Advanced Micro Devices* (A)	34,134	296
Akamai Technologies*	9,618	326
Alliance Data Systems* (A)	2,912	274
Altera (A)	17,473	840
Amdocs*	10,900	332
Amphenol, Cl A	8,892	481
Analog Devices	15,412	635
Ansys*	5,200	298
AOL*	5,034	104
Apple*	49,023	17,052
Applied Materials	72,855	1,004
Arrow Electronics*	6,589	294
Atmel*	24,400	366
Autodesk*	11,737	505

6	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Index Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Automatic Data Processing	27,192	$1,499
Avago Technologies	6,200	210
Avnet*	8,210	297
AVX	1,424	22
BMC Software*	9,389	524
Broadcom, Cl A	29,268	1,053
Broadridge Financial Solutions	7,573	173
Brocade Communications Systems*	28,000	187
CA	21,538	504
Cadence Design Systems*	13,063	140
Ciena* (A)	4,114	110
Cisco Systems	305,627	5,134
Citrix Systems*	10,387	910
Cognizant Technology Solutions, Cl A*	16,188	1,231
Computer Sciences	8,064	322
Compuware*	9,351	95
Convergys*	3,369	43
CoreLogic	4,584	83
Corning	84,158	1,696
Cree* (A)	6,022	264
Cypress Semiconductor	10,200	239
Dell*	91,943	1,478
Diebold	2,729	90
Dolby Laboratories, Cl A* (A)	2,143	100
DST Systems	1,695	85
eBay*	61,911	1,930
EchoStar, Cl A*	2,132	72
Electronic Arts*	17,465	426
EMC* (A)	110,264	3,139
Equinix* (A)	2,600	264
F5 Networks*	4,138	470
Factset Research Systems (A)	2,700	299
Fairchild Semiconductor International, Cl A*	7,600	137
Fidelity National Information Services	14,690	473
First Solar* (A)	2,900	360
Fiserv*	7,769	501
FLIR Systems (A)	8,700	315
Gartner*	3,600	140
Genpact*	3,100	50
Global Payments	3,734	194
Google, Cl A*	13,144	6,953
Harris	6,889	341
Hewlett-Packard	117,301	4,385
IAC*	3,532	130
Informatica*	6,000	352
Ingram Micro, Cl A*	7,023	134
Intel	300,858	6,772
International Business Machines	65,398	11,048
International Rectifier*	3,355	97
Intersil, Cl A (A)	5,361	77
Intuit*	15,286	825
Itron*	1,900	97
Jabil Circuit	8,474	183
JDS Uniphase*	10,140	205
Juniper Networks* (A)	28,525	1,044
Kla-Tencor	8,809	380
Lam Research*	6,691	314
Lender Processing Services	3,614	96
Lexmark International, Cl A*	4,286	128

Description	Shares	Market Value ($ Thousands)

Linear Technology	11,657	$403
LSI*	35,248	264
Marvell Technology Group*	30,100	489
Mastercard, Cl A	5,300	1,521
Maxim Integrated Products	16,100	439
MEMC Electronic Materials*	10,338	109
Microchip Technology (A)	9,722	384
Micron Technology*	43,816	447
Micros Systems*	4,900	250
Microsoft	413,500	10,342
Molex (A)	6,370	174
Monster Worldwide*	5,218	81
Motorola Mobility Holdings*	15,266	384
Motorola Solutions*	18,133	868
National Instruments	3,804	111
National Semiconductor	12,956	318
NCR*	10,189	199
NetApp*	19,955	1,093
NeuStar, Cl A*	3,600	96
Novellus Systems* (A)	4,977	181
Nuance Communications*	13,000	286
Nvidia*	29,156	584
ON Semiconductor*	24,800	278
Oracle	205,967	7,048
Paychex	16,407	530
PMC - Sierra*	10,900	85
Polycom*	4,000	230
QLogic*	3,880	63
Qualcomm	87,750	5,141
Rambus* (A)	4,500	66
Red Hat*	9,727	424
Rovi* (A)	5,700	330
SAIC*	16,400	288
Salesforce.com*	6,238	950
SanDisk*	11,743	558
Seagate Technology	25,200	423
Silicon Laboratories* (A)	2,200	95
Skyworks Solutions*	10,100	257
Solera Holdings	4,100	242
SunPower, Cl A* (A)	4,400	93
Symantec*	43,548	851
Synopsys*	6,882	188
Tech Data*	2,250	107
Tellabs	17,289	79
Teradata*	9,289	518
Teradyne* (A)	8,663	139
Texas Instruments	65,708	2,319
Total System Services	6,991	130
Trimble Navigation*	6,814	298
Varian Semiconductor Equipment Associates*	4,500	276
VeriSign	9,285	325
Visa, Cl A	25,100	2,035
Vishay Intertechnology*	7,150	113
Vishay Precision Group*	682	12
VistaPrint* (A)	2,700	133
VMware, Cl A*	4,000	389
WebMD Health, Cl A*	3,510	167
Western Digital*	12,730	466
Western Union	34,328	706
Xerox	75,396	770
Xilinx	14,357	512
Yahoo!*	70,581	1,168

7	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Index Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Zebra Technologies, Cl A*	3,625	$161

		132,836

Materials — 4.0%
Air Products & Chemicals	11,494	1,093
Airgas	4,715	326
AK Steel Holding (A)	5,300	81
Albemarle	4,744	336
Alcoa (A)	55,602	935
Allegheny Technologies (A)	5,497	368
Aptargroup	4,000	214
Ashland	4,476	306
Ball	9,550	377
Bemis	6,774	224
Cabot	3,873	164
Carpenter Technology	2,700	142
Celanese, Cl A	8,783	458
CF Industries Holdings	3,966	610
Cliffs Natural Resources	7,400	671
Commercial Metals	4,900	73
Compass Minerals International (A)	2,000	186
Crown Holdings*	9,151	372
Cytec Industries	2,381	134
Domtar	2,500	256
Dow Chemical	62,070	2,243
E.I. Du Pont de Nemours	48,692	2,595
Eagle Materials	2,000	58
Eastman Chemical	4,042	428
Ecolab (A)	11,991	658
FMC	3,860	326
Freeport-McMoRan Copper & Gold, Cl B	50,424	2,604
Greif, Cl A	1,500	99
Huntsman	8,329	158
International Flavors & Fragrances	4,391	281
International Paper	23,955	748
Intrepid Potash* (A)	1,500	48
Lubrizol	3,334	448
Martin Marietta Materials (A)	2,663	228
MeadWestvaco	10,058	342
Monsanto	29,350	2,085
Mosaic	8,078	572
Nalco Holding	7,617	217
Newmont Mining	25,733	1,456
Nucor	17,190	728
Owens-Illinois*	9,491	305
Packaging Corp of America	4,599	134
PPG Industries	9,123	809
Praxair	16,525	1,749
Reliance Steel & Aluminum	4,100	211
Royal Gold (A)	3,200	198
RPM International	6,269	147
Schnitzer Steel Industries, Cl A	1,000	59
Scotts Miracle-Gro, Cl A	2,006	116
Sealed Air	8,868	228
Sherwin-Williams (A)	5,137	451
Sigma-Aldrich	6,348	446
Sonoco Products	5,846	207
Southern Copper	9,148	316
Steel Dynamics	12,100	207
Temple-Inland	6,575	156

Description	Shares	Market Value ($ Thousands)

Titanium Metals	3,358	$63
United States Steel (A)	7,483	345
Valspar	5,764	222
Vulcan Materials (A)	7,257	294
Walter Industries	3,200	398

		30,709

Telecommunication Services — 2.9%
American Tower, Cl A*	21,922	1,216
AT&T	319,033	10,069
CenturyLink	31,854	1,376
Clearwire, Cl A* (A)	8,300	38
Crown Castle International*	16,296	675
Frontier Communications (A)	51,195	453
Leap Wireless International*	2,900	49
Level 3 Communications* (A)	84,300	193
MetroPCS Communications* (A)	11,800	211
NII Holdings*	9,420	411
SBA Communications, Cl A*	6,700	263
Sprint Nextel*	163,644	958
Telephone & Data Systems	3,602	118
tw telecom, Cl A* (A)	9,000	195
US Cellular*	831	41
Verizon Communications	153,015	5,651
Windstream	28,747	386

		22,303

Utilities — 3.4%
AES*	37,224	482
AGL Resources	4,647	191
Alliant Energy	6,176	254
Ameren	12,590	374
American Electric Power	26,050	995
American Water Works	9,500	285
Aqua America (A)	5,877	134
Atmos Energy	5,591	187
Calpine*	19,100	302
Centerpoint Energy	22,015	426
CMS Energy (A)	14,042	280
Consolidated Edison (A)	15,416	818
Constellation Energy Group	10,358	385
Dominion Resources (A)	32,212	1,537
DPL	5,446	164
DTE Energy	8,764	452
Duke Energy (A)	71,019	1,332
Edison International	18,279	719
Entergy	9,198	627
Exelon	35,629	1,491
FirstEnergy	22,727	1,014
GenOn Energy*	32,975	131
Great Plains Energy	6,471	137
Hawaiian Electric Industries (A)	3,746	93
Integrys Energy Group	4,502	236
ITC Holdings	2,900	210
MDU Resources Group	11,421	270
National Fuel Gas	4,189	302
NextEra Energy	22,473	1,302
NiSource (A)	16,421	333
Northeast Utilities	9,907	349
NRG Energy*	13,800	342
NSTAR	6,128	282
NV Energy	10,800	170
OGE Energy	5,568	284
Oneok	5,629	400

8	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Large Cap Index Fund

May 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Ormat Technologies (A)	1,000	$22
Pepco Holdings	13,544	271
PG&E	21,318	925
Pinnacle West Capital	6,192	280
PPL	31,526	889
Progress Energy	16,061	765
Public Service Enterprise Group	27,552	923
Questar	11,146	193
SCANA	6,520	265
Sempra Energy	13,823	763
Southern	44,503	1,784
TECO Energy	12,400	238
UGI	4,850	159
Vectren	3,491	98
Westar Energy (A)	5,300	144
Wisconsin Energy (A)	12,298	385
Xcel Energy	24,981	618

		26,012

Total Common Stock (Cost $531,441) ($ Thousands)		747,249

AFFILIATED PARTNERSHIP — 6.1%
SEI Liquidity Fund, L.P.
0.150%† ** (C)	47,159,058	46,540

Total Affiliated Partnership (Cost $47,159) ($ Thousands)		46,540

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%†**	19,532,574	19,533

Total Cash Equivalent (Cost $19,533) ($ Thousands)		19,533

U.S. TREASURY OBLIGATIONS (D) (E) — 0.2%
U.S. Treasury Bills
0.045%, 07/07/11	$878	878
0.025%, 08/25/11	700	700

Total U.S. Treasury Obligations (Cost $1,578) ($ Thousands)		1,578

	Number Of Warrants

WARRANT — 0.0%
American International Group, Expires 01/19/21	1	—

Total Warrant (Cost $—) ($ Thousands)		—

	Number Of Rights

RIGHTS — 0.0%

United States — 0.0%
Celgene, Expires	340	1

Total Rights (Cost $1) ($ Thousands)		1

Total Investments — 105.8% (Cost $599,712) ($ Thousands)		$814,901

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	311	Jun-2011	$830
S&P Mid 400 Index E-MINI	28	Jun-2011	130

			$960

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $770,135 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $46,383 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of May 31, 2011 was 46,540 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poors

Ser — Series

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	747,249	—	—	747,249
Affiliated Partnership	—	46,540	—	46,540
Cash Equivalent	19,533	—	—	19,533
U.S Treasury Obligations	—	1,578	—	1,578
Warrant	—	—	—	—
Rights	1	—	—	1

Total Investments in Securities	$766,783	$48,118	$—	$814,901

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$960	$—	$—	$960

Total Other Financial Instruments	$960	$—	$—	$960

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

9	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small Cap Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Consumer Discretionary — 12.9%
1-800-Flowers.com, Cl A*	2,244	$7
AFC Enterprises*	17,493	290
American Axle & Manufacturing Holdings*	400	5
American Eagle Outfitters	61,450	815
American Greetings, Cl A (A)	30,100	722
American Public Education* (A)	66,267	2,901
Ameristar Casinos	34,060	765
ANN* (A)	24,977	703
Arbitron	6,300	269
Arctic Cat*	23,400	336
Ascent Media, Cl A*	900	43
Bebe Stores (A)	35,300	234
Belo, Cl A	104,530	830
Big Lots*	10,600	354
BJ’s Restaurants*	21,700	1,112
Blue Nile*	1,320	66
Blyth	5,675	259
Bob Evans Farms	17,200	539
Boyd Gaming* (A)	5,400	51
Bravo Brio Restaurant Group*	38,846	862
Bridgepoint Education* (A)	11,900	280
Brinker International (A)	31,400	809
Brown Shoe (A)	60,340	622
Brunswick (A)	12,706	275
Cabela’s* (A)	61,798	1,518
California Pizza Kitchen*	20,700	381
Callaway Golf (A)	89,072	603
Capella Education* (A)	3,100	150
Career Education* (A)	16,100	346
Carter’s*	14,300	453
Casual Male Retail Group* (A)	91,100	396
Cato, Cl A	46,300	1,260
Cheesecake Factory*	5,600	178
Chico’s FAS	25,415	383
Childrens Place Retail Stores*	14,400	724
Christopher & Banks	21,300	128
Coinstar* (A)	6,100	324
Cooper Tire & Rubber	57,785	1,396
Core-Mark Holding*	10,360	370
Cracker Barrel Old Country Store (A)	3,984	189
CROCS*	50,136	1,140
CSS Industries	7,600	140
Dana Holdings* (A)	24,040	436
Deckers Outdoor*	14,272	1,300
Denny’s* (A)	68,700	281
Destination Maternity	21,900	452
Dick’s Sporting Goods*	11,655	463
Dillard’s, Cl A (A)	2,705	152
Domino’s Pizza*	3,895	97
DreamWorks Animation SKG, Cl A*	1,800	43
DSW, Cl A*	2,784	140
Eastman Kodak* (A)	143,200	478
Entercom Communications, Cl A*	3,400	32
Ethan Allen Interiors (A)	29,011	675
EW Scripps, Cl A* (A)	6,500	56
Exide Technologies*	42,100	415

Description	Shares	Market Value ($ Thousands)

Express	12,000	$253
Finish Line, Cl A (A)	35,500	819
Foot Locker	22,500	561
Fred’s, Cl A	35,200	512
Gaylord Entertainment* (A)	40,120	1,294
Gentex	22,700	666
Harman International Industries	6,300	302
Harte-Hanks (A)	4,500	37
hhgregg* (A)	41,133	636
Hibbett Sports*	4,400	183
HOT Topic	69,800	544
Hovnanian Enterprises, Cl A*	120	—
HSN*	6,900	243
Hyatt Hotels, Cl A*	8,250	368
International Speedway, Cl A	18,875	540
Jack in the Box*	31,400	697
Jakks Pacific* (A)	24,200	480
Jarden	32,000	1,121
Jones Group (A)	61,080	751
Journal Communications, Cl A*	56,700	306
Kirkland’s*	34,706	453
Lakeland Industries*	5,884	51
Lamar Advertising, Cl A*	500	15
La-Z-Boy, Cl Z*	31,600	350
Libbey*	62,900	996
Life Time Fitness* (A)	86,134	3,169
Lincoln Educational Services	51,400	752
Live Nation*	79,727	919
Liz Claiborne* (A)	8,300	54
Lumber Liquidators Holdings* (A)	19,600	529
M/I Homes*	2,700	34
Maidenform Brands*	31,100	937
Matthews International, Cl A	19,929	779
McClatchy, Cl A* (A)	25,600	77
MDC Partners, Cl A (A)	47,200	867
Men’s Wearhouse (A)	30,161	1,039
Meredith (A)	26,080	824
Meritage Homes* (A)	36,715	918
Monro Muffler Brake (A)	4,650	150
Morgans Hotel Group*	110,400	922
Morningstar (A)	9,000	544
National CineMedia	101,764	1,812
New Frontier Media*	108,100	169
NVR*	950	709
OfficeMax* (A)	58,500	489
Overstock.com*	1,196	17
Oxford Industries (A)	42,600	1,617
Pacific Sunwear of California*	43,691	139
Papa John’s International*	5,400	179
Penske Auto Group (A)	29,690	616
PEP Boys-Manny Moe & Jack (A)	41,386	588
PetMed Express (A)	103,000	1,319
PetSmart	18,480	837
PF Chang’s China Bistro (A)	6,700	271
Pier 1 Imports* (A)	58,000	691
Pinnacle Entertainment*	23,425	340
Polaris Industries (A)	7,300	806
Pool	7,700	233
Pre-Paid Legal Services* (A)	3,300	219
Quiksilver*	259,372	1,209
RadioShack (A)	26,000	410
ReachLocal* (A)	45,325	951

1	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small Cap Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Regal Entertainment Group, Cl A (A)	56,000	$759
Regis (A)	99,327	1,483
Rent-A-Center, Cl A	43,200	1,402
Ruby Tuesday* (A)	31,400	333
Ryland Group (A)	12,375	226
Saks* (A)	156,695	1,773
Scholastic (A)	28,600	779
Scientific Games, Cl A*	48,269	476
Sealy* (A)	855	2
Service International	33,300	382
Shuffle Master*	80,840	880
Shutterfly*	36,516	2,214
Sinclair Broadcast Group, Cl A	18,700	180
Skechers U.S.A., Cl A* (A)	40,100	701
Sotheby’s (A)	12,000	511
Stage Stores	20,600	372
Steiner Leisure*	10,900	545
Steven Madden*	15,844	883
Stewart Enterprises, Cl A	34,000	253
Stoneridge*	67,019	1,027
Sturm Ruger (A)	36,300	799
Superior Industries International	14,300	313
SuperMedia* (A)	21,700	94
Systemax*	110	2
Talbots* (A)	191,478	913
Tempur-Pedic International*	14,540	946
Tenneco*	1,468	61
Tesla Motors* (A)	62,217	1,875
Timberland, Cl A*	400	13
True Religion Apparel* (A)	39,745	1,168
Universal Electronics*	8,300	212
Universal Technical Institute	8,800	160
Vail Resorts*	14,200	691
Vera Bradley* (A)	19,500	964
Warnaco Group* (A)	9,200	507
Whistler Blackcomb Holdings	35,000	415
WMS Industries*	21,823	686
World Wrestling Entertainment, Cl A (A)	3,000	31
Zumiez* (A)	58,990	1,792

		93,384

Consumer Staples — 2.5%
Andersons	5,300	230
B&G Foods, Cl A	15,200	282
Cal-Maine Foods (A)	22,834	681
Casey’s General Stores (A)	21,847	905
Central Garden and Pet*	35,415	362
Central Garden and Pet, Cl A*	39,766	400
China-Biotics* (A)	40,000	302
Chiquita Brands International* (A)	175,100	2,609
Corn Products International	20,897	1,185
Cosan Industria e Comercio (Brazil)	28,100	428
Darling International*	16,600	318
Dean Foods*	20,000	278
Dole Food* (A)	47,304	634
Elizabeth Arden*	5,400	166
Fresh Del Monte Produce	32,900	904
Fresh Market*	12,100	487

Description	Shares	Market Value ($ Thousands)

Ingles Markets, Cl A	11,100	$197
J&J Snack Foods	6,075	313
Lancaster Colony (A)	23,055	1,398
Mead Johnson Nutrition, Cl A	120	8
Medifast* (A)	9,600	257
Nash Finch	10,800	406
Pantry*	114,471	2,114
Prestige Brands Holdings*	67,189	867
Rite Aid* (A)	179,700	189
Ruddick (A)	4,600	202
Seneca Foods, Cl A* (A)	3,000	82
Smithfield Foods*	700	15
Spartan Stores	26,151	488
Susser Holdings*	800	11
Universal	16,400	692
Village Super Market, Cl A	600	16
Viterra, Cl Common Subscription Recei	35,900	439
Weis Markets	5,700	229
Winn-Dixie Stores*	13,900	127

		18,221

Energy — 7.4%
Approach Resources*	29,525	769
Atwood Oceanics* (A)	8,500	368
Berry Petroleum, Cl A (A)	40,538	2,125
Bill Barrett*	85	4
BPZ Resources* (A)	134,800	590
Brigham Exploration*	305	9
Cal Dive International*	100,837	657
CARBO Ceramics (A)	6,665	1,002
Carrizo Oil & Gas* (A)	35,255	1,347
Cheniere Energy* (A)	1,845	22
Clayton Williams Energy* (A)	5,055	379
Cloud Peak Energy*	82,300	1,748
Complete Production Services*	11,350	377
Comstock Resources* (A)	135,738	4,082
Concho Resources*	3,900	369
Crosstex Energy	1,629	18
CVR Energy* (A)	18,110	396
Delek US Holdings (A)	664	10
Delta Petroleum* (A)	187,500	133
Dresser-Rand Group* (A)	16,835	885
Dril-Quip*	15,700	1,165
Energy XXI Bermuda*	1,060	36
Exterran Holdings* (A)	867	19
Forest Oil*	61,635	1,843
Frontier Oil	640	19
Frontline (A)	811	15
GeoMet* (A)	108,166	141
Global Geophysical Services*	52,561	911
Global Industries*	36,000	226
Goodrich Petroleum* (A)	164,799	3,370
Green Plains Renewable Energy* (A)	16,900	174
Gulfmark Offshore, Cl A*	9,800	401
Helix Energy Solutions Group*	30,200	529
Holly	295	18
International Coal Group*	6,200	90
James River Coal* (A)	900	20
Karoon Gas Australia*	53,141	374
Key Energy Services*	104,736	1,852

2	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small Cap Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Kinder Morgan Escrow*	58,213	$—
Knightsbridge Tankers (A)	10,000	211
Lone Pine Resources*	35,000	450
Magnum Hunter Resources* (A)	46,690	333
Matrix Service*	53,130	710
McMoRan Exploration*	930	17
Newpark Resources* (A)	91,577	889
Northern Oil And Gas* (A)	9,940	200
Oasis Petroleum*	370	11
Oilsands Quest* (A)	906,800	390
OYO Geospace*	85	8
Panhandle Oil and Gas, Cl A	20	1
Parker Drilling*	54,300	346
Penn Virginia (A)	60,700	886
PetroHawk Energy*	121,951	3,228
Petroleum Development*	28,900	1,051
Petroquest Energy* (A)	25,715	205
Pioneer Drilling*	35,600	521
Porto Energy*	477,100	438
Quicksilver Resources*	154,717	2,211
Rosetta Resources*	245	12
Scorpio Tankers* (A)	232,807	2,349
SEACOR Holdings	11,800	1,176
Ship Finance International (A)	4,660	90
SM Energy	3,435	228
StealthGas*	37,600	185
Stone Energy*	16,665	538
Superior Energy Services*	15,635	586
Swift Energy*	39,063	1,532
Targa Resources (A)	28,305	988
Tesoro* (A)	18,007	439
Tetra Technologies*	52,000	709
Tidewater (A)	7,300	399
Triangle Petroleum*	52,300	362
Unit*	230	13
USEC* (A)	36,800	154
Vaalco Energy*	88,200	626
Vantage Drilling* (A)	225,300	451
Venoco*	17,970	264
W&T Offshore (A)	58,070	1,504
Warren Resources*	99,000	381
Western Refining* (A)	2,230	39
World Fuel Services	51,821	1,896

		53,520

Financials — 18.5%
1st Source	6,200	130
Acadia Realty Trust‡	3,700	76
Advance America Cash Advance Centers	45,600	280
Affiliated Managers Group*	9,800	1,036
Agree Realty‡ (A)	14,300	325
Alexander’s‡	200	78
Allied World Assurance Holdings	6,900	418
Alterra Capital Holdings (A)	46,100	1,049
American Campus Communities‡	10,300	364
American Capital*	4,572	45
American Capital Agency‡ (A)	26,300	799
American Equity Investment Life Holding (A)	20,795	270
Anworth Mortgage Asset‡ (A)	75,200	545

Description	Shares	Market Value ($ Thousands)

Apartment Investment & Management, Cl A‡	30,281	$809
Apollo Investments*	14,400	164
Ares Capital	1,950	33
Argo Group International Holdings	7,100	210
Ashford Hospitality Trust‡ (A)	36,700	524
Aspen Insurance Holdings	7,400	199
Associated Banc (A)	35,060	494
Associated Estates Realty‡	1,400	24
Astoria Financial	7,890	115
AvalonBay Communities‡	9,512	1,266
Banco Latinoamericano de Comercio Exterior, Cl E	32,300	583
Bancorp*	2,367	24
Bancorpsouth (A)	25,930	333
Bank of Hawaii (A)	5,400	256
Bank of the Ozarks (A)	6,400	311
Berkshire Hills Bancorp (A)	14,710	324
BGC Partners, Cl A (A)	38,200	317
BioMed Realty Trust‡	61,710	1,264
Boston Private Financial Holdings (A)	148,182	978
Boston Properties‡	5,328	577
Brandywine Realty Trust‡	58,460	746
Brasil Brokers Participacoes	54,100	287
Brookline Bancorp (A)	4,000	35
Calamos Asset Management, Cl A	532	8
Camden National	4,600	151
Campus Crest Communities‡	83,700	1,071
CapitalSource	94,885	614
CapLease‡	57,400	293
Capstead Mortgage‡	53,090	704
Cardinal Financial	39,556	438
Cash Store Financial Services	52,965	728
Cathay General Bancorp (A)	56,800	926
CBL & Associates Properties‡	65,970	1,269
Central Pacific Financial*	630	9
Chatham Lodging Trust‡	19,100	313
Chemical Financial	3,278	64
Chimera Investment‡	89,100	348
Citizens Republic Bancorp* (A)	15,500	13
City Holding (A)	4,900	158
City National (A)	10,100	569
CNO Financial Group*	100,722	780
CoBiz Financial	49,095	315
Cohen & Steers (A)	18,395	564
Colonial Properties Trust‡	24,400	515
Columbia Banking System	23,100	416
CommonWealth REIT‡	30,045	784
Community Bank System (A)	12,393	311
CompuCredit Holdings*	2,140	8
Cousins Properties‡	7,110	62
Cowen Group, Cl A* (A)	114,000	470
Credit Acceptance* (A)	9,233	738
CreXus Investment‡	92,400	1,045
CVB Financial (A)	70,212	630
Delphi Financial Group, Cl A	35,900	1,047
DiamondRock Hospitality‡	11,092	128
Dime Community Bancshares	14,400	202
Dollar Financial* (A)	21,585	490
Duff & Phelps, Cl A	20,900	308

3	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small Cap Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

DuPont Fabros Technology‡ (A)	17,470	$457
Dynex Capital‡	26,037	258
Eagle Bancorp*	27,274	346
EastGroup Properties‡	2,400	113
Eaton Vance (A)	24,540	774
Education Realty Trust‡	123,539	1,075
Employers Holdings (A)	69,840	1,160
Encore Bancshares* (A)	33,300	399
Encore Capital Group*	37,365	1,236
Endurance Specialty Holdings	32,928	1,337
Entertainment Properties Trust‡ (A)	4,000	194
Equity Lifestyle Properties‡	2,400	141
Equity One‡	44,811	879
Equity Residential‡	24,337	1,505
ESSA Bancorp	18,800	221
Excel Trust‡ (A)	27,688	336
Extra Space Storage‡	25,500	555
FBL Financial Group, Cl A (A)	14,002	445
FBR Capital Markets*	189,900	689
Federal Realty Investment Trust‡	3,902	342
Federated Investors, Cl B (A)	32,355	829
Financial Engines* (A)	81,062	2,018
First Commonwealth Financial	88,800	519
First Financial Bancorp	22,184	355
First Financial Holdings	8,100	81
First Horizon National (A)	59,292	623
First Merchants	4,100	35
First Midwest Bancorp	60,528	741
First Potomac Realty Trust‡	26,485	444
FirstMerit	52,090	848
Flushing Financial	45,900	616
FNB (Pennsylvania) (A)	23,500	248
FPIC Insurance Group*	6,700	277
Gain Capital Holdings*	79,400	479
General Growth Properties‡ (A)	26,876	443
General Shopping Brasil (Brazil)*	19,000	144
Getty Realty‡ (A)	4,493	117
GFI Group	39,000	177
Glimcher Realty Trust‡	6,000	61
Global Indemnity, Cl A*	34,200	793
Gluskin Sheff + Associates	18,500	357
Government Properties Income Trust‡	20,100	532
Great American Group*	119,582	30
Green Dot, Cl A*	240	9
Greenhill (A)	27,085	1,508
Hancock Holding (A)	38,130	1,232
Hanover Insurance Group	10,180	418
Hatteras Financial‡	30,345	886
HCP‡	39,998	1,518
Health Care REIT‡ (A)	10,000	532
Healthcare Realty Trust‡	5,700	126
Hercules Technology Growth Capital	17,400	191
Highwoods Properties‡ (A)	32,570	1,175
Home Bancshares	30,100	722
Home Properties‡	6,040	374
Horace Mann Educators	92,762	1,514
Horizon Financial*	200	—
Hospitality Properties Trust‡	8,200	202
Host Hotels & Resorts‡	43,809	770

Description	Shares	Market Value ($ Thousands)

Hudson Valley Holding	17,151	$375
Iberiabank	14,014	823
Infinity Property & Casualty	33,465	1,779
Inland Real Estate‡	7,170	65
Interactive Brokers Group, Cl A	945	16
International Bancshares (A)	49,500	845
Invesco Mortgage Capital‡	4,400	100
Investment Technology Group*	4,700	71
Investors Real Estate Trust‡ (A)	6,900	67
iStar Financial‡* (A)	8,400	72
Jones Lang LaSalle	11,955	1,161
Kennedy-Wilson Holdings* (A)	30,000	345
Knight Capital Group, Cl A* (A)	72,000	889
LaSalle Hotel Properties‡	20,705	579
Lexington Realty Trust‡ (A)	80,972	764
Liberty Property Trust‡	12,700	458
LPL Investment Holdings*	34,020	1,223
LTC Properties‡	14,254	421
M&T Bank	205	18
Macerich‡ (A)	9,336	508
Mack-Cali Realty‡	16,988	601
Maiden Holdings	106,300	999
MainSource Financial Group (A)	9,700	75
MarketAxess Holdings	66,101	1,584
MB Financial	28,900	574
MCG Capital	48,100	331
Meadowbrook Insurance Group (A)	183,721	1,813
Medical Properties Trust‡	37,700	466
MF Global Holdings*	2,680	21
MFA Mortgage Investments‡	200,307	1,651
Mid-America Apartment Communities‡	23,534	1,613
Montpelier Re Holdings	51,300	965
MSCI, Cl A*	33,022	1,247
National Financial Partners* (A)	22,330	292
National Health Investors‡ (A)	2,500	118
National Penn Bancshares	161,525	1,219
National Retail Properties‡ (A)	22,180	572
NBT Bancorp	4,800	106
Nelnet, Cl A	71,470	1,572
Newcastle Investment‡*	385	2
Northwest Bancshares	48,200	605
OceanFirst Financial	5,950	81
Old National Bancorp	34,825	376
Omega Healthcare Investors‡	7,800	166
Oriental Financial Group	14,600	180
PacWest Bancorp (A)	41,279	871
Park National (A)	3,200	216
Parkway Properties‡ (A)	16,400	301
Pebblebrook Hotel Trust‡	16,719	363
PennantPark Investment	78,900	981
Pennsylvania Real Estate Investment Trust‡ (A)	24,400	419
PHH* (A)	10,050	211
Phoenix* (A)	76,400	182
Pico Holdings*	16,958	506
Piedmont Office Realty Trust, Cl A‡ (A)	14,407	296
Platinum Underwriters Holdings	72,649	2,480
PMI Group* (A)	110,000	159
Popular*	3,295	10

4	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small Cap Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Post Properties‡	4,300	$181
Potlatch‡	14,065	506
Presidential Life	5,909	62
ProAssurance* (A)	28,987	2,038
ProLogis‡	76,912	1,840
Prosperity Bancshares	14,390	630
Protective Life	11,110	268
Provident Financial Services (A)	33,005	472
PS Business Parks‡	4,400	253
Public Storage‡	7,677	908
RAIT Financial Trust‡ (A)	19,700	42
Ramco-Gershenson Properties‡	21,300	280
Redwood Trust‡ (A)	7,500	117
Regency Centers‡ (A)	13,815	640
Reinsurance Group of America, Cl A	13,872	881
Renasant (A)	24,400	365
Republic Bancorp, Cl A	13,100	268
S&T Bancorp (A)	2,100	39
Sabra Healthcare REIT‡	9,666	168
Safeguard Scientifics*	25,927	506
Safety Insurance Group	8,700	391
Sandy Spring Bancorp	21,273	401
Saul Centers‡	900	36
SCBT Financial	16,800	524
Selective Insurance Group	9,900	164
Senior Housing Properties Trust‡	565	14
Signature Bank NY*	15,597	888
Simmons First National, Cl A	14,880	389
Simon Property Group‡	11,741	1,386
SL Green Realty‡ (A)	11,495	1,035
Sovran Self Storage‡	4,433	186
Starwood Property Trust‡	26,100	567
Stifel Financial*	11,400	459
Strategic Hotels & Resorts‡*	30,300	203
Summit Hotel Properties‡	39,000	439
Sun Communities‡	2,900	116
Sunstone Hotel Investors‡*	13,915	142
Susquehanna Bancshares	34,569	301
SVB Financial Group*	19,880	1,180
SWS Group (A)	27,800	181
Synovus Financial (A)	140,574	335
Tanger Factory Outlet Centers‡	7,600	209
Taubman Centers‡	315	19
TCF Financial (A)	53,479	805
THL Credit	30,700	414
Titanium Asset* (H) (I) (J)	122,200	110
Titanium Asset Management*	10,500	5
Tompkins Financial	4,200	163
Tower Group	22,700	552
Trustco Bank (A)	8,790	52
UMB Financial	4,000	171
United Bankshares (A)	6,757	164
United Financial Bancorp	15,700	251
United Fire & Casualty	2,500	47
Unitrin	12,000	358
Universal Health Realty Income Trust‡	1,300	56
Uranium Participation*	56,900	371
Urstadt Biddle Properties, Cl A‡	8,100	155
U-Store-It Trust‡	7,500	85
Validus Holdings (A)	28,884	931

Description	Shares	Market Value ($ Thousands)

Value Creation* (H) (I) (J)	119,600	$151
Ventas‡ (A)	12,790	721
ViewPoint Financial Group	50,820	662
Waddell & Reed Financial, Cl A	214	8
Walter Investment Management‡	13,100	230
Washington Federal	490	8
Washington Real Estate Investment Trust‡ (A)	26,400	912
Webster Financial	35,435	739
WesBanco	12,900	255
Western Alliance Bancorp*	62,600	461
Whitney Holding	64,323	864
Winthrop Realty Trust‡	10,000	123
WisdomTree Investments*	108,025	688
World Acceptance* (A)	8,500	567
WSFS Financial	19,358	809
Zions Bancorporation (A)	50,063	1,193

		134,096

Health Care — 11.6%
Abaxis*	47,031	1,464
ABIOMED* (A)	15,100	284
Acadia Pharmaceuticals*	177,300	335
Accuray*	46,200	353
Achillion Pharmaceuticals*	74,710	560
Acorda Therapeutics*	16,500	542
Aegerion Pharmaceuticals*	28,600	542
Affymetrix*	25,200	153
Air Methods*	10,400	635
Alere* (A)	23,200	928
Align Technology*	71,331	1,748
Alkermes*	11,400	209
Alliance HealthCare Services*	370	2
Allos Therapeutics*	33,200	73
Almost Family* (A)	9,900	299
Amedisys* (A)	30,799	964
AMERIGROUP* (A)	3,601	255
AMN Healthcare Services*	46,760	404
Amsurg, Cl A* (A)	47,854	1,240
Analogic	251	13
Angiodynamics*	399	6
Arena Pharmaceuticals* (A)	229,882	331
Ariad Pharmaceuticals* (A)	70,200	609
Arthrocare*	3,200	110
Assisted Living Concepts, Cl A	6,900	231
athenahealth* (A)	29,310	1,312
AVEO Pharmaceuticals*	25,800	473
Brookdale Senior Living, Cl A*	80	2
Bruker* (A)	64,140	1,265
Cambrex*	47,400	232
Catalyst Health Solutions*	315	19
Centene*	485	17
Chemed	13,795	932
Chindex International*	10	—
Community Health Systems*	455	13
Conmed*	34,872	987
Continucare*	35,300	166
Cooper	165	12
Cubist Pharmaceuticals* (A)	76,125	2,933
Durect*	275,564	964
DynaVox, Cl A*	91,344	681
Emergent Biosolutions*	48,277	1,206

5	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small Cap Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Emeritus* (A)	56,235	$1,316
Ensign Group	14,300	428
Enzon Pharmaceuticals* (A)	23,200	243
ePocrates* (A)	44,699	941
eResearch Technology*	68,473	434
Exelixis* (A)	5,200	60
Five Star Quality Care*	14,705	114
Fluidigm*	29,064	435
Gen-Probe*	12,300	1,006
Gentiva Health Services*	6,740	165
Greatbatch*	11,545	334
Haemonetics*	11,680	790
Halozyme Therapeutics*	83,100	560
Health Management Associates, Cl A*	1,398	16
Health Net*	40,165	1,289
Healthsouth*	35,052	984
Healthspring*	33,330	1,462
Healthways*	9,100	148
HeartWare International* (A)	8,707	634
Hill-Rom Holdings	4,390	200
ICON ADR*	11,285	289
ICU Medical*	21,600	937
Idenix Pharmaceuticals*	72,500	344
Immucor*	17,740	371
Impax Laboratories*	35,100	943
Imris*	113,520	843
Incyte* (A)	74,180	1,315
Insulet*	64,600	1,362
Invacare (A)	14,368	482
Jazz Pharmaceuticals*	125	4
Kindred Healthcare* (A)	15,230	374
Kinetic Concepts*	6,400	380
LHC Group* (A)	16,100	434
LifePoint Hospitals*	5,720	240
Magellan Health Services*	19,210	1,017
MAKO Surgical*	9,150	301
Masimo	80,228	2,465
Medical Action Industries*	73,800	719
Medicines*	28,400	543
Medicis Pharmaceutical, Cl A	9,905	371
Mednax*	10,410	782
MELA Sciences*	47,800	142
Meridian Bioscience	925	22
Merit Medical Systems*	162	3
Metropolitan Health Networks*	42,900	209
Momenta Pharmaceuticals* (A)	483	10
MWI Veterinary Supply*	9,758	823
Myriad Genetics*	29,055	738
Nektar Therapeutics* (A)	51,100	495
Neurocrine Biosciences*	2,834	24
NuVasive* (A)	61,363	2,073
NxStage Medical*	415	8
Omnicare (A)	29,495	927
Omnicell*	145,537	2,243
Onyx Pharmaceuticals*	17,600	747
Owens & Minor	2,715	94
Par Pharmaceutical*	27,360	940
Parexel International*	710	18
Patterson	11,967	414
PDL BioPharma (A)	231,522	1,537

Description	Shares	Market Value ($ Thousands)

Pharmaceutical Product Development	613	$18
Pharmasset*	8,200	838
PharMerica*	41,000	506
Pozen* (A)	97,533	502
Providence Service*	70,481	959
PSS World Medical* (A)	43,625	1,275
Quality Systems (A)	7,905	681
Questcor Pharmaceuticals* (A)	28,450	656
Quidel*	51,020	783
RehabCare Group*	26,000	977
Rigel Pharmaceuticals*	51,800	430
Sagent Pharmaceuticals*	24,700	617
Salix Pharmaceuticals*	51,359	2,056
Savient Pharmaceuticals*	2,300	20
Seattle Genetics* (A)	20,665	400
Select Medical Holdings*	2,416	23
Sirona Dental Systems*	1,920	104
Skilled Healthcare Group, Cl A*	21,800	247
STERIS	51,896	1,873
Sun Healthcare Group*	16,700	166
Sunrise Senior Living* (A)	31,200	310
Symmetry Medical*	29,700	304
Syneron Medical*	55,894	726
Targacept*	11,100	250
Team Health Holdings*	3,602	81
Techne	12,285	1,001
Teleflex (A)	29,617	1,839
Theravance* (A)	18,300	478
Thoratec*	27,000	939
Tornier BV*	36,058	993
Triple-S Management, Cl B*	317	7
Universal American	23,800	221
Viropharma* (A)	43,870	849
WellCare Health Plans*	6,000	295
Zoll Medical*	18,784	1,142

		83,612

Industrials — 18.0%
AAR	620	16
ABM Industries (A)	2,915	66
Acacia Research - Acacia Technologies*	229	9
ACCO Brands*	35,447	294
Actuant, Cl A	685	17
Acuity Brands (A)	21,200	1,292
Advanced Battery Technologies* (A)	42,100	63
Aegean Marine Petroleum Network (A)	118,800	994
AerCap Holdings*	212,711	2,884
Aerovironment*	5,000	151
Air Transport Services Group*	104,300	777
Aircastle	24,109	302
Alamo Group	9,300	237
Alaska Air Group*	14,300	966
Albany International, Cl A	3,500	97
Allegiant Travel, Cl A*	3,800	173
Alliant Techsystems	259	19
Altra Holdings*	470	12
American Science & Engineering	175	15
Ameron International	10,761	723

6	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small Cap Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Ampco-Pittsburgh	9,900	$234
AO Smith	370	15
Apogee Enterprises	8,900	118
Applied Industrial Technologies	27,500	979
Armstrong World Industries	4,900	235
Astec Industries*	14,150	531
Atlas Air Worldwide Holdings*	9,900	627
Avis Budget Group* (A)	52,800	929
Barnes Group (A)	36,325	876
BE Aerospace*	13,581	508
Beacon Roofing Supply* (A)	10,800	237
Belden	50,400	1,811
Blount International*	1,940	33
Brady, Cl A	26,931	928
Briggs & Stratton (A)	47,677	994
Brink’s	152	5
CAI International*	42,233	987
Carlisle	36,000	1,750
Cascade	5,220	212
Celadon Group* (A)	84,577	1,184
Cenveo*	1,900	12
Ceradyne* (A)	17,700	792
Clean Harbors*	6,142	621
Coleman Cable*	269	4
Columbus McKinnon*	55,091	1,074
Comfort Systems USA	46,586	483
Copa Holdings, Cl A	24,896	1,555
Copart*	16,395	771
Corporate Executive Board	19,200	807
Corrections of America*	10	—
CoStar Group* (A)	26,175	1,652
Courier (A)	15,336	173
CRA International* (A)	26,345	738
Cubic	22,049	1,130
Deluxe	20,835	536
DigitalGlobe*	35,000	862
Dolan*	4,400	46
DXP Enterprises*	1,195	31
Dycom Industries*	10,047	172
Dynamic Materials	49,718	1,120
EMCOR Group*	80,748	2,452
Encore Wire	1,185	29
EnerSys*	37,700	1,350
EnPro Industries* (A)	12,400	565
ESCO Technologies	13,355	502
Esterline Technologies*	8,400	635
Force Protection*	119,900	580
Franklin Electric	8,300	369
FreightCar America*	2,100	58
FTI Consulting* (A)	64,600	2,466
G&K Services, Cl A	58,122	1,838
Gardner Denver	21,019	1,761
Genco Shipping & Trading* (A)	4,800	38
GenCorp* (A)	23,300	146
Generac Holdings*	58,462	1,076
General Cable*	26,805	1,119
Geo Group*	100,600	2,474
Gibraltar Industries*	40,200	525
Global Power Equipment Group* (A)	5,400	152
Gorman-Rupp	10	1
Graco	30,305	1,532

Description	Shares	Market Value ($ Thousands)

GrafTech International* (A)	11,500	$243
Granite Construction (A)	40,600	1,116
Great Lakes Dredge & Dock	87,700	532
Greenbrier*	454	12
Griffon*	522	5
H&E Equipment Services*	21,000	305
Hawaiian Holdings* (A)	233,435	1,293
HEICO	32,665	1,796
Heidrick & Struggles International	8,400	176
Hexcel*	44,503	920
Higher One Holdings* (A)	600	9
HNI (A)	7,900	197
Horizon Lines, Cl A (A)	98,418	111
Huron Consulting Group*	26,707	810
ICF International*	16,970	436
IDEX	14,381	652
IHS, Cl A*	9,315	817
Innerworkings* (A)	191,122	1,619
Insituform Technologies, Cl A*	250	7
Insperity	10,095	318
Interface, Cl A	87,740	1,689
Interline Brands*	1,900	35
JetBlue Airways* (A)	111,000	674
Kadant*	34,060	1,002
Kaman	427	15
KAR Auction Services*	119	2
Kaydon (A)	60,369	2,196
Kelly Services, Cl A*	11,297	199
Kirby*	13,000	747
Knight Transportation (A)	44,893	768
Korn/Ferry International*	385	8
Kratos Defense & Security Solutions* (A)	37,500	455
Landstar System	26,675	1,262
LB Foster, Cl A	8,331	302
Lennox International	19,200	895
Lincoln Electric Holdings	2,000	149
LS Starrett, Cl A	700	9
M&F Worldwide*	8,500	180
Manitowoc (A)	889	16
Marten Transport	43,315	972
MasTec*	190	4
Mcgrath Rentcorp	136	4
Meritor* (A)	11,590	191
Metalico* (A)	1,561	9
Michael Baker*	15,465	402
Middleby*	13,525	1,164
Miller Industries	419	7
Mine Safety Appliances	553	21
Mistras Group*	29,763	518
Mobile Mini*	63,542	1,430
Mueller Industries	27,587	1,026
MYR Group*	50	1
NACCO Industries, Cl A	7,125	697
National Presto Industries	800	84
Navigant Consulting*	65,200	659
Nordson	1,020	53
Northwest Pipe*	75	2
Old Dominion Freight Line*	40,900	1,527
Orion Marine Group*	84,594	900
Pacer International*	81,900	427
Pike Electric*	450	4

7	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small Cap Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Polypore International*	21,909	$1,436
Quad, Cl A	11,800	488
Quanex Building Products	87,350	1,733
RailAmerica*	6,200	97
Raven Industries	3,600	201
Regal-Beloit	165	12
Republic Airways Holdings*	85,000	415
Resources Connection	51,942	733
Ritchie Bros Auctioneers	33,775	936
Robbins & Myers	10,715	472
RSC Holdings* (A)	33,625	450
Rush Enterprises, Cl A* (A)	55,580	1,110
Ryder System	15,200	836
School Specialty* (A)	77,804	1,197
SeaCube Container Leasing	24,600	442
Shaw Group*	405	15
Simpson Manufacturing	67,400	1,889
Skywest	22,864	353
Spirit Aerosystems Holdings, Cl A*	28,100	616
Spirit Airlines*	50,600	597
Standard Parking*	56,219	927
Standex International	8,000	266
Steelcase, Cl A (A)	20,400	222
Sun Hydraulics	85	4
Swift Transportation, Cl A*	18,600	252
SYKES Enterprises*	43,200	934
TAL International Group	30,916	1,043
Teledyne Technologies*	37,922	1,862
Tennant	3,055	118
Terex*	23,134	686
Tetra Tech*	48,961	1,191
Textainer Group Holdings (A)	18,200	587
Titan International (A)	17,755	488
Titan Machinery* (A)	971	26
Towers Watson, Cl A	31,834	2,020
TransDigm Group*	11,945	980
Tredegar	14,030	272
Trex* (A)	32,785	1,002
Trimas*	65	1
Trinity Industries	11,900	409
Triumph Group (A)	8,028	751
TrueBlue*	24,400	357
Tutor Perini	69,859	1,418
Unifirst	4,600	247
United Rentals* (A)	48,622	1,329
United Stationers	580	43
US Airways Group* (A)	169,000	1,538
Valmont Industries	100	10
Viad	7,600	172
Vitran, Cl A*	59,320	890
Wabash National*	336,629	3,255
Wabtec	33,460	2,262
Watsco	325	22
Watts Water Technologies, Cl A	24,329	851
Werner Enterprises (A)	5,900	148
WESCO International* (A)	25,771	1,433
Woodward	16,745	590
Xerium Technologies*	85	2
YRC Worldwide* (A)	552	—
Zipcar* (A)	35,100	882

		130,144

Description	Shares	Market Value ($ Thousands)

Information Technology — 18.2%
ACI Worldwide*	8,900	$288
Acme Packet*	3,900	295
Acxiom*	7,700	106
ADTRAN	7,380	316
Advent Software* (A)	26,406	738
Aeroflex Holding*	47,200	860
Amkor Technology* (A)	33,840	216
Ancestry.com* (A)	37,215	1,531
Anixter International	2,912	197
AOL* (A)	40,844	840
Applied Micro Circuits*	6,900	73
Ariba*	700	24
Arris Group*	75,900	857
Arrow Electronics*	18,600	830
Aruba Networks* (A)	19,800	563
AsiaInfo-Linkage* (A)	31,850	571
Atmel*	96,235	1,445
Avid Technology*	19,446	340
AVX	19,400	305
Benchmark Electronics*	44,497	769
Black Box	8,700	287
Blackbaud	455	13
Blackboard* (A)	52,886	2,279
Blue Coat Systems*	360	8
Brightpoint*	36,230	328
BroadSoft* (A)	80,395	3,179
Brocade Communications Systems*	204,815	1,366
Brooks Automation*	4,000	45
Cabot Microelectronics*	8,900	447
CACI International, Cl A*	24,328	1,553
Cadence Design Systems*	360	4
Cardtronics*	38,268	847
Cavium Networks* (A)	20,395	907
CDC Software ADR*	101,300	489
Ceva*	68,700	2,359
Ciber*	309,775	1,890
Ciena* (A)	61,067	1,633
Cirrus Logic* (A)	4,260	70
Cognex	1,800	64
Coherent*	26,238	1,472
CommVault Systems*	31,331	1,295
Compuware*	27,300	278
Comtech Telecommunications (A)	35,504	987
Concur Technologies*	14,700	735
Constant Contact* (A)	80,592	1,938
Convergys*	27,200	348
CoreLogic	240	4
Cornerstone OnDemand*	25,100	485
CSG Systems International*	26,458	505
CTS	14,800	152
Cymer*	25,700	1,230
Cypress Semiconductor	850	20
Daktronics	720	8
DealerTrack Holdings*	43,200	1,001
DG FastChannel* (A)	26,795	948
Diebold (A)	50,851	1,681
Digi International*	55,800	658
Digital River* (A)	72,540	2,361
DST Systems	40	2

8	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small Cap Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

DTS*	19,680	$907
Earthlink	165,080	1,303
Echo Global Logistics*	140	2
Electronics for Imaging*	14,067	254
Emulex*	127,752	1,188
Energy Conversion Devices* (A)	51,600	72
Entegris* (A)	34,780	319
Envestnet*	51,368	762
EPIQ Systems	3,100	46
Euronet Worldwide*	65,625	1,135
Fabrinet*	21,500	509
Fair Isaac	8,998	263
Finisar* (A)	9,595	230
Forrester Research	6,100	231
Fortinet* (A)	19,630	952
Gartner*	31,450	1,227
GT Solar International* (A)	25,500	325
Hackett Group*	192,800	958
Heartland Payment Systems (A)	1,702	32
Hittite Microwave*	15,650	993
iGate (A)	590	11
Imation* (A)	12,000	117
Ingram Micro, Cl A*	160	3
Inphi*	116,025	2,302
Insight Enterprises*	19,354	325
Integral Systems*	37,500	445
Integrated Device Technology*	88,934	746
InterDigital (A)	12,200	525
Intermec*	89,102	1,076
International Rectifier* (A)	36,235	1,043
Intersil, Cl A (A)	46,900	673
IntraLinks Holdings*	31,500	651
iSoftstone Holdings ADR*	45,673	727
Ixia*	27,900	439
IXYS*	645	9
j2 Global Communications* (A)	18,760	544
Jack Henry & Associates	13,400	419
JDA Software Group*	14,800	489
KIT Digital* (A)	41,400	507
Knot*	39,000	400
Kulicke & Soffa Industries*	38,000	462
Lattice Semiconductor*	129,300	852
Lawson Software*	76,200	848
Lexmark International, Cl A*	21,600	643
Littelfuse	10,474	628
LivePerson*	515	6
LogMeIn*	20,740	903
LTX-Credence*	18,833	179
Manhattan Associates*	36,700	1,319
Mantech International, Cl A (A)	15,032	677
MAXIMUS	10,400	872
Measurement Specialties*	1,687	65
Mellanox Technologies*	26,700	825
MEMC Electronic Materials*	810	9
Methode Electronics (A)	24,200	289
Micrel (A)	15,900	187
Microsemi*	427	9
MicroStrategy, Cl A*	9,424	1,378
Mitel Networks*	90,740	432
MKS Instruments	21,800	573
ModusLink Global Solutions	872	4
MoneyGram International*	45	—

Description	Shares	Market Value ($ Thousands)

Monolithic Power Systems*	10,239	$177
Monotype Imaging Holdings*	40	1
Monster Worldwide*	40	1
Move*	2,498	5
MTS Systems	499	20
Multi-Fineline Electronix* (A)	8,890	188
National Instruments	11	—
NCR*	14,505	283
Netgear*	11,545	483
Netlogic Microsystems* (A)	66,266	2,539
Netscout Systems*	9,540	221
NetSuite* (A)	31,500	1,189
Newport*	8,300	151
Novatel Wireless* (A)	49,500	264
Nuance Communications*	48,200	1,058
Omnivision Technologies*	840	30
OpenTable* (A)	655	58
Oplink Communications*	7,500	139
Orbotech*	19,280	252
OSI Systems*	9,000	360
Parametric Technology*	57,254	1,333
Park Electrochemical	26,800	807
Parkervision* (A)	380,971	328
Photronics* (A)	26,357	265
Plantronics	23,740	868
PMC - Sierra*	54,400	427
Power-One* (A)	94,400	792
Progress Software*	20,300	549
PROS Holdings*	49,864	838
Pulse Electronics (A)	23,000	113
QLIK Technologies*	31,740	1,057
QLogic*	12,900	209
Quantum* (A)	156,524	480
Quest Software*	23,333	530
Rackspace Hosting* (A)	22,030	969
Radisys*	26,700	230
RealD* (A)	55,883	1,526
RealNetworks*	25,900	97
RealPage*	33,500	987
Responsys*	35,475	610
RF Micro Devices*	37,900	239
RightNow Technologies* (A)	671	22
Riverbed Technology* (A)	30,455	1,155
Rogers*	316	15
Rosetta Stone* (A)	89,690	1,257
Rubicon Technology* (A)	40,348	926
Rudolph Technologies*	22,610	265
S1*	4,400	32
Sanmina-SCI*	1,603	17
SAVVIS*	460	18
Scansource*	563	20
Seachange International*	41,300	465
Silicon Image*	25,400	193
SMART Modular Technologies WWH* (A)	21,100	195
SolarWinds*	55,500	1,368
Sourcefire*	36,900	986
SRA International, Cl A*	24,327	753
SS&C Technologies Holdings*	56,110	1,097
Stamps.com	280	4
Standard Microsystems*	2,100	56
STEC* (A)	665	12

9	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small Cap Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Sycamore Networks (A)	105,490	$2,557
Synaptics* (A)	2,015	56
SYNNEX* (A)	7,780	255
Synopsys*	36,737	1,004
Syntel	17,188	926
Taleo, Cl A*	63,834	2,383
Tech Data*	11,035	523
TeleNav*	4,500	74
TeleTech Holdings*	21,200	384
Teradyne*	1,119	18
Tessera Technologies*	800	14
TIBCO Software*	58,500	1,643
TiVo* (A)	7,400	76
TNS*	39,819	654
Travelzoo* (A)	430	32
Trimble Navigation*	17,445	762
TriQuint Semiconductor*	59,400	769
TTM Technologies*	430	7
Ultra Clean Holdings*	35,021	356
Ultratech*	22,300	708
Unisys* (A)	905	25
United Online (A)	36,680	223
Universal Display*	185	9
Valueclick* (A)	20,299	366
Vasco Data Security International*	65	1
Velti* (A)	37,675	582
VeriFone Holdings* (A)	7,532	363
Vishay Intertechnology*	35,900	570
VistaPrint* (A)	62,294	3,064
Vocus*	49,094	1,337
WebMD Health, Cl A*	310	15
Websense* (A)	27,100	673
Xyratex*	83,465	797
Zebra Technologies, Cl A*	19,677	875
Zoran*	32,400	267

		131,256

Materials — 4.6%
A. Schulman	542	14
AK Steel Holding (A)	935	14
Allied Nevada Gold*	16,200	601
AM Castle*	5,369	99
Aptargroup	15,017	802
Arch Chemicals	20,485	740
Boise (A)	42,555	359
Buckeye Technologies	25,900	660
Carpenter Technology	9,300	489
Century Aluminum*	12,200	197
Clearwater Paper*	4,500	311
Coeur d’Alene Mines* (A)	7,600	209
Commercial Metals	50,500	752
Cytec Industries	12,959	728
Eagle Materials	5,500	158
Ferro*	34,951	458
Georgia Gulf*	210	6
Glatfelter	6,000	92
Globe Specialty Metals (A)	137,380	3,113
Graham Packaging*	2,826	64
Greif, Cl A	6,351	420
H.B. Fuller	46,883	1,045
Haynes International	28,555	1,607

Description	Shares	Market Value ($ Thousands)

Headwaters*	35,200	$129
Hecla Mining* (A)	19,110	162
Horsehead Holding*	126,603	1,689
Huntsman	27,636	524
Innophos Holdings	31,260	1,403
Innospec*	23,800	807
Intrepid Potash* (A)	245	8
Kaiser Aluminum (A)	2,000	105
KapStone Paper and Packaging*	20,600	339
Koppers Holdings	3,272	131
Materion*	7,000	278
Metals USA Holdings*	1,090	17
Minerals Technologies	19,535	1,328
Myers Industries	11,800	124
Neenah Paper	22,700	526
New Gold*	36,200	366
NewMarket	5,985	1,043
Olin	114	3
Olympic Steel (A)	600	18
OM Group*	33,629	1,254
Packaging of America	23,287	678
PolyOne	60,713	925
Quaker Chemical	6,800	296
Rock-Tenn, Cl A (A)	9,100	699
Rockwood Holdings*	4,600	242
Romarco Minerals*	210,000	446
Royal Gold	20	1
RTI International Metals* (A)	39,247	1,496
Sandstorm Gold*	303,800	314
Schweitzer-Mauduit International	17,836	940
Sensient Technologies	40,750	1,550
Silgan Holdings (A)	9,030	405
Solutia*	4,990	125
Spartech*	7,247	51
Stepan	3,000	201
STR Holdings* (A)	17,440	276
Universal Stainless & Alloy*	11,400	415
US Gold* (A)	30,500	216
Westlake Chemical	40	2
Worthington Industries (A)	7,410	162
WR Grace*	15,556	728
Zep	40	1

		33,361

Telecommunication Services — 0.9%
Alaska Communications Systems Group (A)	1,189	11
Atlantic Telegraph-Network	15,200	581
Boingo Wireless*	66,900	626
Cincinnati Bell* (A)	62,100	197
Cogent Communications Group*	1,775	28
Fairpoint Communications* (A)	99,000	1,060
General Communication, Cl A*	450	6
Genius Products	1	3
Global Crossing* (A)	1,403	49
Leap Wireless International*	28,400	477
Neutral Tandem* (A)	83,700	1,420
Premiere Global Services*	10,462	88
SBA Communications, Cl A*	16,485	648
USA Mobility (A)	52,700	857

10	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small Cap Fund

May 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Vonage Holdings* (A)	42,000	$200

		6,251

Utilities — 2.7%
AGL Resources	34,515	1,419
Allete	18,052	720
Avista	19,000	474
Cadiz*	6,400	67
California Water Service Group	7,100	269
Central Vermont Public Service	7,700	264
CH Energy Group	900	48
Chesapeake Utilities	8,072	327
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	8,800	175
Cleco	39,408	1,383
El Paso Electric	34,200	1,065
GenOn Energy*	39,123	156
Great Plains Energy	89,619	1,897
IDACORP	22,177	873
Laclede Group	6,800	256
MGE Energy	3,000	125
Nicor	10,100	555
NorthWestern	23,200	767
Piedmont Natural Gas	2,200	69
Portland General Electric	174,199	4,524
UIL Holdings (A)	26,370	874
Unisource Energy	28,000	1,061
Vectren	19,300	545
Westar Energy (A)	27,826	756
WGL Holdings	13,715	538

		19,207

Total Common Stock (Cost $596,392) ($ Thousands)		703,052

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.0%
Callaway Golf (B)	3,600	412

Energy — 0.0%
GeoMet (C)	11,895	146

Financials — 0.1%
Grubb & Ellis*	7,900	434

Total Preferred Stock (Cost $1,226) ($ Thousands)		992

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Index Fund (A)	5,109	433

Total Exchange Traded Fund (Cost $405) ($ Thousands)		433

CONVERTIBLE BONDS — 0.1%

Consumer Discretionary — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/14 (D) (H) (I)	$2,856	114

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

Energy — 0.1%
Rentech
4.000%, 04/15/13	$521	$482

Financials — 0.0%
Grubb & Ellis
7.950%, 05/01/15 (B)	103	90

Total Convertible Bonds (Cost $794) ($ Thousands)		686

RIGHTS — 0.0%

United States — 0.0%
Ligand Pharma, Expires 01/05/12*	64,529	—

Total Right (Cost $—) ($ Thousands)		—

	Number Of Warrants

WARRANTS — 0.0%
Kulim, Expires 02/27/16*	21,800	—

Rentech, Expires 04/25/12* (H) (I) (J)	16,100	—

Sandstorm Gold, Expires 04/23/14*	257,125	141

Titanium Asset Management, Expires 06/21/11*	122,200	—

Total Warrants (Cost $— ($ Thousands)		141

AFFILIATED PARTNERSHIP — 23.6%
SEI Liquidity Fund, L.P., 0.150%**† (F)	176,283,129	170,669

Total Affiliated Partnership (Cost $176,283) ($ Thousands)		170,669

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	15,945,643	15,946

Total Cash Equivalent (Cost $15,946) ($ Thousands)		15,946

U.S. TREASURY OBLIGATION (E) (G) — 1.2%
U.S. Treasury Bills
0.176%, 06/30/11	8,501	8,501

Total U.S. Treasury Obligation (Cost $8,500) ($ Thousands)		8,501

Total Investments — 124.6% (Cost $799,546) ($ Thousands)		$900,420

11	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small Cap Fund

May 31, 2011

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	145	Jun-2011	$372

For the year ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $722,825 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $171,742 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on May 31, 2011. The coupon on a step bond changes on a specified date.

(D)	Security in default on interest payments.

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of May 31, 2011 was $170,669 ($ Thousands).

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(H)	Securities considered illiquid. The total value of such securities as of May 31, 2011 was $375 ($ Thousands) and represented 0.05% of Net Assets.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2011 was $375 and represented 0.05% of Net Assets.

(J)	Securities considered restricted. The total value of such securities as of May 31, 2011 was $261 ($ Thousands) and represented 0.00% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	702,635	156	261	703,052
Preferred Stock	—	992	—	992
Convertible Bonds	—	572	114	686
Exchange Traded Fund	433	—	—	433
Warrants	—	141	—	141
Right	—	—	—	—
Affiliated Partnership	—	170,669	—	170,669
U.S. Treasury Obligation	—	8,501	—	8,501
Cash Equivalent	15,946	—	—	15,946

Total Investments in Securities	$719,014	$181,031	$375	$900,420

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$372	$—	$—	$372

Total Other Financial Instruments	$372	$—	$—	$372

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2010	$358	$1,031
Accrued discounts/premiums	—	(31)
Realized gain/(loss)	—	(246)
Change in unrealized appreciation/(depreciation)	(248)	(63)
Net purchases/sales	—	(577)
Net transfer into Level 3	—	—
Net transfer out of Level 3	151	—

Ending balance as of May 31, 2011	$261	$114

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(325)	$—

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the year ended May 31, 2011, the transfers out of Level 3 were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

12	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 13.0%
1-800-Flowers.com, Cl A*	8,959	$28
AFC Enterprises*	154,733	2,566
American Axle & Manufacturing Holdings*	300	3
American Eagle Outfitters	327,202	4,339
American Greetings, Cl A (A)	33,400	801
American Public Education* (A)	62,300	2,727
Ameristar Casinos (A)	63,431	1,425
ANN* (A)	52,529	1,479
Arctic Cat*	68,000	976
Autoliv (A)	36,100	2,779
Belo, Cl A	173,216	1,375
Big 5 Sporting Goods (A)	11,600	110
Big Lots*	64,400	2,151
Blue Nile* (A)	12,436	622
Bob Evans Farms (A)	41,100	1,289
Brinker International	56,300	1,451
Brown Shoe (A)	57,800	596
Brunswick (A)	139,160	3,017
Buffalo Wild Wings* (A)	75,150	4,707
Cabela’s* (A)	97,965	2,406
Callaway Golf (A)	220,718	1,494
Carter’s*	97,837	3,101
Casual Male Retail Group* (A)	87,500	381
Cato, Cl A	98,800	2,689
CEC Entertainment	66,145	2,691
Cheesecake Factory* (A)	69,280	2,201
Chico’s FAS	376,445	5,677
Childrens Place Retail Stores*	50,374	2,531
Chipotle Mexican Grill, Cl A* (A)	2,100	607
Cinemark Holdings	150,980	3,284
Coinstar* (A)	11,887	632
Columbia Sportswear (A)	42,250	2,772
Cooper Tire & Rubber	239,524	5,787
Core-Mark Holding*	23,450	838
Cracker Barrel Old Country Store (A)	23,408	1,109
CROCS*	255,534	5,808
Deckers Outdoor*	300	27
Destination Maternity	57,000	1,175
Dick’s Sporting Goods*	43,817	1,741
Dillard’s, Cl A (A)	67,000	3,765
Dollar Tree*	66,650	4,248
Domino’s Pizza*	16,198	404
Domino’s Pizza UK & IRL	353,517	2,317
DR Horton (A)	215,600	2,626
DSW, Cl A* (A)	92,500	4,639
Eastman Kodak* (A)	275,300	920
Estacio Participacoes	195,240	2,846
Ethan Allen Interiors (A)	61,051	1,421
Expedia (A)	18,001	504
Express	214,366	4,527
Family Dollar Stores	38,100	2,124
Fossil*	11,400	1,207
GameStop, Cl A* (A)	13,687	383
Gannett	185,362	2,643
Gap (A)	125,626	2,437
Gaylord Entertainment* (A)	103,593	3,341
Genesco* (A)	33,900	1,525

Description	Shares	Market Value ($ Thousands)

Gentex	11,401	$335
GNC Holdings, Cl A*	59,800	1,216
Guess?	8,312	380
Hanesbrands*	148,980	4,516
Harley-Davidson	72,602	2,698
Harman International Industries	14,663	703
hhgregg* (A)	86,558	1,339
Hibbett Sports*	42,749	1,780
HOT Topic	148,400	1,156
Hyatt Hotels, Cl A*	45,838	2,044
Iconix Brand Group*	65,816	1,626
Intercontinental Hotels Group ADR	197,500	4,252
International Game Technology	113,333	1,954
International Speedway, Cl A	39,723	1,137
Interpublic Group	274,802	3,278
Jarden	19,518	684
Jones Group (A)	309,217	3,800
Kirkland’s*	50,974	666
Lakeland Industries*	5,700	49
Lamar Advertising, Cl A*	25,177	731
La-Z-Boy, Cl Z*	16,800	186
Libbey*	60,200	953
Liberty Media - Capital, Ser A*	1,600	146
Life Time Fitness* (A)	89,489	3,292
Limited Brands	900	36
Lincoln Educational Services (A)	112,200	1,641
Live Nation*	109,438	1,262
LKQ*	64,596	1,717
Lululemon Athletica* (A)	20,000	1,816
Lumber Liquidators Holdings* (A)	97,480	2,629
Maidenform Brands*	98,162	2,958
MDC Partners, Cl A	45,200	830
Men’s Wearhouse (A)	78,316	2,696
Meredith (A)	31,020	981
Meritage Homes* (A)	22,378	559
Mohawk Industries*	5,400	359
Monro Muffler	46,393	1,501
National CineMedia	232,660	4,144
NetFlix* (A)	8,150	2,207
New Frontier Media*	103,500	161
NVR* (A)	580	433
OfficeMax*	119,139	996
O’Reilly Automotive*	68,300	4,106
Overstock.com* (A)	3,155	46
Pacific Sunwear of California* (A)	163,666	522
Penn National Gaming*	78,842	3,193
Penske Auto Group	28,000	581
PEP Boys-Manny Moe & Jack (A)	130,319	1,851
PetMed Express (A)	102,800	1,317
PetSmart	11,267	510
Phillips-Van Heusen	16,434	1,084
Pinnacle Entertainment* (A)	87,755	1,275
Polaris Industries	40,284	4,445
Pool	7,300	221
Pre-Paid Legal Services* (A)	9,200	611
Quiksilver*	100,867	470
RadioShack (A)	65,700	1,035
ReachLocal* (A)	71,925	1,510
Regis (A)	115,994	1,732
Rent-A-Center, Cl A	30,500	990
Ruby Tuesday* (A)	203,340	2,155

1	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Ryland Group (A)	169,106	$3,091
Saks* (A)	95,501	1,080
Scholastic (A)	45,700	1,245
Scientific Games, Cl A*	101,557	1,001
Shuffle Master*	128,088	1,395
Shutterfly*	107,225	6,500
Sinclair Broadcast Group, Cl A	93,100	896
Sirius XM Radio* (A)	14,500	34
Skechers U.S.A., Cl A* (A)	71,300	1,246
Stage Stores	71,200	1,284
Starwood Hotels & Resorts Worldwide	8,400	512
Steiner Leisure*	27,300	1,365
Steven Madden*	71,919	4,009
Stoneridge*	105,737	1,620
Talbots* (A)	225,224	1,074
Tempur-Pedic International* (A)	206,237	13,414
Tenneco*	69,970	2,921
Tesla Motors* (A)	108,150	3,259
Thor Industries (A)	125,999	4,070
True Religion Apparel*	20,201	594
TRW Automotive Holdings*	101,024	5,745
Tupperware Brands	66,800	4,373
Ulta Salon Cosmetics & Fragrance*	65,660	3,676
Under Armour, Cl A* (A)	14,684	957
Urban Outfitters*	68,601	2,090
Warnaco Group*	4,180	231
Weight Watchers International	43,347	3,478
Whirlpool (A)	24,900	2,087
Whistler Blackcomb Holdings	65,700	779
WMS Industries*	116,965	3,680
Wolverine World Wide	75,982	2,972
Wyndham Worldwide	119,000	4,142
Zumiez* (A)	35,962	1,093

		300,683

Consumer Staples — 3.0%
Cal-Maine Foods (A)	31,900	951
Casey’s General Stores (A)	84,168	3,489
Central Garden and Pet, Cl A*	66,227	666
Central Garden and Pet*	73,524	752
China-Biotics* (A)	114,500	864
Chiquita Brands International*	134,600	2,006
Coca-Cola Enterprises	10,800	312
Constellation Brands, Cl A*	192,696	4,232
Corn Products International	43,965	2,494
Cosan Industria e Comercio (Brazil)	65,800	1,002
Diamond Foods (A)	57,450	4,276
Dole Food* (A)	71,399	958
Fresh Del Monte Produce (A)	48,300	1,328
Fresh Market*	58,720	2,363
Green Mountain Coffee Roasters* (A)	89,320	7,357
Hain Celestial Group* (A)	59,451	2,126
Hansen Natural*	5,800	415
Herbalife	103,300	5,814
J&J Snack Foods	18,265	941
Kroger	102,526	2,545
Lancaster Colony (A)	8,475	514
Mead Johnson Nutrition, Cl A	10,200	691

Description	Shares	Market Value ($ Thousands)

Molson Coors Brewing, Cl B (A)	67,207	$3,135
Nash Finch (A)	152	6
Omega Protein*	90,700	1,176
Pantry*	156,720	2,895
Prestige Brands Holdings*	118,868	1,535
Ruddick (A)	2,106	92
Snyders-Lance	28,506	606
Spartan Stores	97,961	1,827
SUPERVALU (A)	94,000	964
Susser Holdings*	100	1
Sysco (A)	78,070	2,515
TreeHouse Foods* (A)	37,271	2,271
United Natural Foods*	102,400	4,455
Viterra, Cl Common Subscription Recei	76,700	937
Weis Markets	17,700	711
Whole Foods Market (A)	1,700	104

		69,326

Energy — 7.0%
Alpha Natural Resources* (A)	11,200	614
Approach Resources*	28,100	732
Arch Coal	4,200	126
Atwood Oceanics* (A)	32,900	1,426
Berry Petroleum, Cl A (A)	173,242	9,080
BPZ Resources* (A)	253,300	1,109
Brigham Exploration* (A)	17,026	530
CARBO Ceramics (A)	2,800	421
Carrizo Oil & Gas* (A)	55,925	2,137
Cheniere Energy* (A)	1,039	12
Clayton Williams Energy*	15,500	1,162
Cloud Peak Energy*	63,300	1,345
Complete Production Services* (A)	207,896	6,900
Comstock Resources* (A)	170,384	5,123
Core Laboratories (A)	20,254	2,080
Crosstex Energy	5,962	67
CVR Energy*	6,400	140
Dresser-Rand Group* (A)	96,837	5,092
Dril-Quip*	59,400	4,406
Energen	40,580	2,527
Energy XXI Bermuda* (A)	12,189	418
EQT (A)	44,360	2,403
Exterran Holdings* (A)	28,800	621
Forest Oil*	45,460	1,359
Frontier Oil	5,900	176
Frontline (A)	30,888	569
GeoMet* (A)	103,700	135
Global Geophysical Services*	6,700	116
Global Industries*	180,558	1,132
Goodrich Petroleum* (A)	290,441	5,940
Gulfmark Offshore, Cl A*	83,830	3,429
Gulfport Energy*	50,200	1,485
Helix Energy Solutions Group* (A)	128,401	2,249
Holly (A)	15,800	985
Hornbeck Offshore Services* (A)	45,590	1,230
ION Geophysical* (A)	155,720	1,571
James River Coal* (A)	137,150	3,006
Karoon Gas Australia*	111,715	786
Key Energy Services* (A)	399,306	7,060
Kinder Morgan Escrow*	58,118	—

2	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Kodiak Oil & Gas* (A)	452,461	$3,099
Lufkin Industries	25,351	2,300
Magnum Hunter Resources* (A)	174,900	1,247
Massey Energy	2,600	172
Matrix Service*	50,700	678
Murphy Oil	35,496	2,445
Nabors Industries*	90,798	2,532
Newfield Exploration*	36,340	2,711
Newpark Resources* (A)	54,800	532
Northern Oil And Gas* (A)	35,345	710
Oil States International*	1,000	79
Oilsands Quest* (A)	2,380,424	1,024
Patriot Coal* (A)	87,900	2,033
Penn Virginia (A)	66,400	969
PetroHawk Energy*	193,498	5,122
Petroleum Development* (A)	98,346	3,575
Petroquest Energy* (A)	11,600	93
Pioneer Drilling*	70,096	1,026
Pioneer Natural Resources (A)	24,307	2,232
Porto Energy*	1,043,500	959
Quicksilver Resources*	250,947	3,586
Range Resources (A)	44,084	2,465
Rosetta Resources* (A)	78,557	3,861
Scorpio Tankers* (A)	288,022	2,906
Ship Finance International (A)	16,944	328
SM Energy (A)	15,765	1,048
StealthGas*	36,000	177
Swift Energy*	89,149	3,497
Targa Resources (A)	92,144	3,218
Tesoro* (A)	79,000	1,928
Tidewater (A)	57,810	3,159
Triangle Petroleum*	139,600	966
Ultra Petroleum* (A)	35,502	1,726
USEC* (A)	61,099	255
Vantage Drilling* (A)	625,600	1,251
Venoco*	3,500	51
W&T Offshore (A)	137,800	3,569
Warren Resources*	261,300	1,006
Western Refining* (A)	126,400	2,203
Whiting Petroleum*	56,946	3,821
World Fuel Services (A)	137,047	5,013

		159,271

Financials — 18.9%
1st Source	800	17
Advance America Cash Advance Centers	104,300	641
Allied World Assurance Holdings	23,587	1,430
Alterra Capital Holdings (A)	20,900	475
AMB Property‡ (A)	108,550	4,015
American Campus Communities‡	7,600	269
American Capital*	37,287	369
American Capital Agency‡ (A)	20,800	632
American Equity Investment Life Holding (A)	25,400	330
American Financial Group	164,635	5,854
Ameriprise Financial	78,774	4,823
Annaly Capital Management‡ (A)	65,700	1,191
Anworth Mortgage Asset‡	136,900	993
Apartment Investment & Management, Cl A‡	118,708	3,173
Arch Capital Group*	122,448	4,130

Description	Shares	Market Value ($ Thousands)

Ares Capital (A)	8,677	$146
Aspen Insurance Holdings (A)	42,000	1,128
Associated Banc (A)	111,575	1,572
Astoria Financial	7,287	106
AvalonBay Communities‡ (A)	37,263	4,959
Banco Latinoamericano de Comercio Exterior, Cl E	80,200	1,448
Bancorpsouth (A)	240,396	3,087
BankUnited	102,219	2,899
Berkshire Hills Bancorp (A)	55,110	1,215
BGC Partners, Cl A (A)	113,900	947
BioMed Realty Trust‡ (A)	202,155	4,142
BofI Holding*	100	1
Boston Private Financial Holdings (A)	190,943	1,260
Boston Properties‡ (A)	38,700	4,193
Brandywine Realty Trust‡	192,095	2,451
Brasil Brokers Participacoes	143,900	763
BRE Properties‡	47,795	2,438
Calamos Asset Management, Cl A	622	9
Campus Crest Communities‡	80,100	1,025
CapitalSource	175,111	1,133
CapLease‡	210,800	1,077
Capstead Mortgage‡	128,776	1,709
Cardinal Financial	83,237	921
Cash Store Financial Services	74,655	1,027
Cathay General Bancorp (A)	54,600	890
CB Richard Ellis Group, Cl A*	28,826	762
CBL & Associates Properties‡ (A)	250,739	4,824
Chatham Lodging Trust‡	18,400	302
Chemical Financial	6,942	137
Chimera Investment‡ (A)	330,500	1,292
City National	1,500	85
CNA Financial	54,600	1,668
CNO Financial Group*	297,699	2,304
CoBiz Financial (A)	183,910	1,181
Colonial Properties Trust‡	69,150	1,459
Comerica	76,528	2,763
Commerce Bancshares	1	—
CommonWealth REIT‡*	147,875	3,207
CompuCredit Holdings*	100	—
Cowen Group, Cl A* (A)	300,600	1,239
Credit Acceptance* (A)	31,282	2,499
CreXus Investment‡	143,000	1,617
Cullen/Frost Bankers (A)	3,900	227
CVB Financial (A)	147,744	1,325
Delphi Financial Group, Cl A	25,500	744
Developers Diversified Realty‡ (A)	163,703	2,372
DiamondRock Hospitality‡ (A)	301,394	3,466
Digital Realty Trust‡ (A)	30,972	1,932
Dime Community Bancshares	50,900	714
Dollar Financial* (A)	57,100	1,297
Duff & Phelps, Cl A	51,355	756
DuPont Fabros Technology‡ (A)	64,405	1,684
Eagle Bancorp* (A)	102,165	1,294
East West Bancorp	2,800	56
Eaton Vance (A)	84,597	2,669
Education Realty Trust‡	576,305	5,014
EMC Insurance Group	3,067	61
Employers Holdings (A)	146,939	2,441
Encore Bancshares*	32,000	384
Encore Capital Group*	44,565	1,475

3	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Endurance Specialty Holdings	93,128	$3,782
Epoch Holding	122,819	2,062
Equity Lifestyle Properties‡	1,900	112
Equity One‡ (A)	92,857	1,821
Equity Residential‡	95,150	5,883
ESSA Bancorp	18,100	213
Evercore Partners, Cl A	59,480	2,201
Everest Re Group	22,700	2,020
Excel Trust‡ (A)	103,726	1,257
Extra Space Storage‡	67,300	1,464
FBL Financial Group, Cl A	300	10
FBR Capital Markets*	182,500	663
Federal Realty Investment Trust‡	30,490	2,671
Federated Investors, Cl B (A)	176,046	4,512
Fifth Third Bancorp	210,886	2,754
Financial Engines* (A)	88,678	2,208
First Financial Bancorp (A)	187,894	3,006
First Horizon National (A)	180,487	1,897
First Midwest Bancorp	137,863	1,688
First Potomac Realty Trust‡	72,000	1,208
FirstMerit (A)	152,807	2,489
Flushing Financial	136,100	1,826
Gain Capital Holdings*	207,500	1,251
General Growth Properties‡ (A)	105,170	1,733
General Shopping Brasil (Brazil)*	57,200	433
GFI Group	157,800	715
Global Indemnity, Cl A*	32,700	758
Gluskin Sheff + Associates	31,900	616
Government Properties Income Trust‡	18,100	479
Great American Group*	115,000	29
Green Dot, Cl A* (A)	33,940	1,315
Greenhill (A)	26,525	1,476
Hancock Holding (A)	103,927	3,358
Hanover Insurance Group	104,048	4,272
Hatteras Financial‡	8,700	254
HCP‡	156,300	5,930
Health Care REIT‡ (A)	82,934	4,411
Hercules Technology Growth Capital	94,618	1,036
Highwoods Properties‡ (A)	90,185	3,254
Home Bancshares	28,900	693
Home Properties‡ (A)	11,020	682
Horace Mann Educators	160,615	2,621
Hospitality Properties Trust‡	124,700	3,078
Host Hotels & Resorts‡	328,827	5,781
Hudson Valley Holding	39,246	859
Huntington Bancshares	551,400	3,639
Iberiabank (A)	29,490	1,733
Infinity Property & Casualty (A)	39,689	2,110
Inland Real Estate‡ (A)	228,001	2,082
Interactive Brokers Group, Cl A	5,600	96
International Bancshares (A)	47,046	803
Janus Capital Group	173,160	1,789
Jones Lang LaSalle	18,404	1,788
Justice Holdings*	133,845	2,168
Kennedy-Wilson Holdings* (A)	28,800	331
Keycorp	253,750	2,149
Kilroy Realty‡ (A)	3,200	133
Knight Capital Group, Cl A* (A)	92,200	1,138
LaSalle Hotel Properties‡	55,075	1,541
Lexington Realty Trust‡ (A)	502,862	4,747

Description	Shares	Market Value ($ Thousands)

Liberty Property Trust‡	130,968	$4,723
LPL Investment Holdings*	86,883	3,123
LTC Properties‡	5,437	160
Macerich‡ (A)	36,498	1,984
Mack-Cali Realty‡	66,350	2,346
Maiden Holdings	103,400	972
MarketAxess Holdings	183,985	4,408
MB Financial	35,970	715
Meadowbrook Insurance Group (A)	366,430	3,617
Medical Properties Trust‡	99,300	1,227
MF Global Holdings* (A)	22,282	172
MFA Mortgage Investments‡	666,534	5,492
MGIC Investment* (A)	23,400	189
Mid-America Apartment Communities‡ (A)	52,000	3,565
Montpelier Re Holdings	75,900	1,428
Moody’s (A)	141,200	5,635
MSCI, Cl A*	113,860	4,300
NASB Financial*	100	1
NASDAQ OMX Group*	100	3
National Financial Partners* (A)	83,645	1,093
National Penn Bancshares	598,446	4,518
National Retail Properties‡ (A)	53,880	1,389
Nationwide Health Properties‡	500	22
Nelnet, Cl A	101,300	2,228
Netspend Holdings* (A)	218,350	1,830
Northwest Bancshares	100,100	1,256
Old National Bancorp	137,560	1,486
Oppenheimer Holdings, Cl A	353	10
Oriental Financial Group	50,000	617
PacWest Bancorp (A)	86,865	1,833
PartnerRe	44,390	3,322
Pennsylvania Real Estate Investment Trust‡ (A)	44,700	767
People’s United Financial (A)	202,701	2,706
Piedmont Office Realty Trust, Cl A‡ (A)	56,350	1,159
Platinum Underwriters Holdings	96,104	3,281
Plum Creek Timber‡	100	4
PMI Group*	100	—
Popular*	26,900	78
Post Properties‡	54,958	2,314
PrivateBancorp, Cl A	64,640	1,058
ProAssurance*	106,763	7,507
ProLogis‡	192,450	3,187
Prosperity Bancshares	33,670	1,473
Protective Life	28,779	695
Public Storage‡	30,104	3,562
Pzena Investment Management, Cl A	200	1
Radian Group (A)	34,500	172
RAIT Financial Trust‡ (A)	69,000	148
Raymond James Financial	12,826	458
Redwood Trust‡ (A)	12,630	196
Regency Centers‡ (A)	58,700	2,718
Regions Financial	118,700	838
Reinsurance Group of America, Cl A	89,727	5,700
Renasant	23,400	350
Republic Bancorp, Cl A	37,026	758
S&T Bancorp (A)	6,000	112

4	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Safeguard Scientifics*	97,127	$1,896
Sandy Spring Bancorp	79,604	1,499
SCBT Financial	16,100	502
Selective Insurance Group	17,200	285
Senior Housing Properties Trust‡	10,100	244
Signature Bank NY* (A)	48,829	2,779
Simmons First National, Cl A	14,300	374
Simon Property Group‡	45,979	5,428
SL Green Realty‡ (A)	45,450	4,091
Southside Bancshares (A)	36,120	728
Sovran Self Storage‡	7,000	294
StanCorp Financial Group (A)	36,700	1,585
Starwood Property Trust‡	21,000	457
Summit Hotel Properties‡	123,800	1,394
Sunstone Hotel Investors‡*	282,823	2,876
Susquehanna Bancshares (A)	268,645	2,343
SVB Financial Group* (A)	132,279	7,855
Synovus Financial (A)	1,393,043	3,315
Taubman Centers‡ (A)	16,338	990
TCF Financial (A)	273,714	4,119
TFS Financial	21,600	221
THL Credit	29,500	397
Titanium Asset (D) (E) (F)*	105,000	95
Titanium Asset Management*	42,000	21
Tower Group (A)	45,400	1,103
Trustco Bank (A)	33,721	200
Trustmark (A)	63,178	1,506
United Financial Bancorp	15,000	240
Unitrin	51,000	1,521
Unum Group	181,694	4,780
Uranium Participation*	122,500	799
U-Store-It Trust‡	173,610	1,957
Validus Holdings	58,800	1,895
Value Creation (D) (E) (F)*	85,600	108
Ventas‡ (A)	49,900	2,814
ViewPoint Financial Group	48,800	636
Waddell & Reed Financial, Cl A	69,454	2,681
Washington Federal	21,200	337
Washington Real Estate Investment Trust‡	20,100	694
Webster Financial	66,125	1,379
WesBanco	53,800	1,066
Westamerica Bancorporation	93	5
Western Alliance Bancorp*	320,694	2,364
Whitney Holding	323,087	4,339
Willis Group Holdings (A)	69,814	2,897
Wintrust Financial (A)	106,960	3,473
World Acceptance* (A)	51,127	3,409
WR Berkley (A)	39,600	1,311
WSFS Financial	39,716	1,659
Zions Bancorporation (A)	379,857	9,052

		438,085

Health Care — 12.1%
Abaxis*	74,406	2,316
Acadia Pharmaceuticals*	346,800	655
Accuray*	44,300	338
Acorda Therapeutics*	27,901	917
Alere* (A)	22,900	916
Alexion Pharmaceuticals*	80,600	3,822
Align Technology*	113,174	2,773
Alliance HealthCare Services*	2,600	11

Description	Shares	Market Value ($ Thousands)

Allscripts Healthcare Solutions*	97,860	$1,968
Amedisys* (A)	33,875	1,060
AMERIGROUP* (A)	29,441	2,088
AmerisourceBergen	60,938	2,512
AMN Healthcare Services*	44,700	387
Amsurg, Cl A* (A)	109,515	2,838
Analogic	1,905	102
Ardea Biosciences*	48,727	1,218
Arena Pharmaceuticals* (A)	605,045	871
Assisted Living Concepts, Cl A	6,600	221
athenahealth* (A)	60,765	2,721
Auxilium Pharmaceuticals* (A)	73,901	1,655
Brookdale Senior Living, Cl A*	6,800	176
Bruker* (A)	31,500	621
CareFusion*	140,350	4,067
Catalyst Health Solutions*	168,050	10,256
Centene*	7,800	271
Cephalon*	16,800	1,339
Cepheid*	600	19
Charles River Laboratories International*	1,555	60
Chemed (A)	7,777	526
Community Health Systems*	12,300	352
Conceptus* (A)	108,335	1,379
Conmed*	41,505	1,175
Cooper (A)	105,671	7,916
Corvel*	562	30
Covance* (A)	72,750	4,282
Coventry Health Care*	197,050	6,932
Cubist Pharmaceuticals*	55,262	2,129
Cyberonics*	114,200	3,729
Dentsply International	8,588	337
Durect*	436,959	1,529
Edwards Lifesciences*	24,000	2,130
Emergent Biosolutions*	72,640	1,815
Endo Pharmaceuticals Holdings*	80,200	3,339
Ensign Group (A)	66,500	1,988
ePocrates* (A)	53,100	1,118
eResearch Technology*	47,400	301
Exelixis* (A)	138,570	1,612
Forest Laboratories*	33,700	1,214
Gen-Probe*	102,456	8,380
Gentiva Health Services*	700	17
Greatbatch*	43,245	1,252
Haemonetics*	35,275	2,386
Health Management Associates, Cl A*	372,316	4,244
Health Net*	146,745	4,709
Healthsouth*	164,866	4,628
Healthspring*	2,800	123
HeartWare International* (A)	52,289	3,809
Hill-Rom Holdings (A)	11,800	539
Hologic*	113,135	2,432
Human Genome Sciences*	3,800	104
Humana	24,900	2,005
ICU Medical*	36,400	1,578
Idexx Laboratories* (A)	19,066	1,501
Immunogen* (A)	81,700	993
Incyte* (A)	248,675	4,409
Invacare (A)	108,739	3,651
Ironwood Pharmaceuticals, Cl A*	126,820	1,918
Jazz Pharmaceuticals* (A)	4,088	120

5	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Kensey Nash*	4,800	$126
Kindred Healthcare* (A)	28,900	709
Kinetic Concepts* (A)	44,000	2,611
LHC Group* (A)	38,100	1,028
LifePoint Hospitals*	106,043	4,454
Magellan Health Services*	99,089	5,246
MAKO Surgical* (A)	14,525	478
Masimo (A)	194,918	5,988
Medical Action Industries*	70,700	689
Medicines*	70,900	1,355
Medicis Pharmaceutical, Cl A	73,295	2,746
Mednax*	36,170	2,718
Meridian Bioscience (A)	6,300	150
Metropolitan Health Networks*	197,591	962
Momenta Pharmaceuticals* (A)	2,900	58
MWI Veterinary Supply*	45,112	3,803
Mylan Laboratories*	26,364	621
Myriad Genetics*	17,362	441
Neurocrine Biosciences*	13,156	109
NuVasive* (A)	186,217	6,292
NxStage Medical*	1,900	36
Omnicare (A)	100,807	3,169
Omnicell*	34,533	532
Onyx Pharmaceuticals*	63,554	2,698
Orthofix International*	10,600	433
Owens & Minor (A)	8,500	294
Par Pharmaceutical*	95,139	3,269
Parexel International*	101,398	2,552
Patterson	90,675	3,136
PDL BioPharma (A)	174,300	1,157
PerkinElmer	14,626	405
Perrigo (A)	8,400	719
Pharmaceutical Product Development (A)	141,150	4,072
Pharmasset*	14,820	1,515
PharMerica*	141,802	1,750
Pozen* (A)	154,807	797
Providence Service*	70,517	959
PSS World Medical* (A)	121,983	3,564
Quality Systems (A)	21,926	1,887
Quest Diagnostics	46,478	2,715
Questcor Pharmaceuticals* (A)	5,900	136
Regeneron Pharmaceuticals* (A)	24,530	1,472
RehabCare Group*	24,900	936
Rigel Pharmaceuticals* (A)	145,000	1,203
Salix Pharmaceuticals*	239,983	9,606
Sciclone Pharmaceuticals* (A)	183,521	1,070
Seattle Genetics* (A)	185,577	3,595
Select Medical Holdings*	18,507	176
Sirona Dental Systems*	96,625	5,224
Skilled Healthcare Group, Cl A*	98,400	1,116
STERIS	119,778	4,323
SXC Health Solutions*	68,790	4,054
Symmetry Medical*	28,400	290
Team Health Holdings*	15,934	357
Techne	34,540	2,815
Teleflex (A)	90,229	5,603
Tornier*	3,300	91
Triple-S Management, Cl B*	1,300	29
United Therapeutics*	30,150	1,947
Valeant Pharmaceuticals International	14,437	756

Description	Shares	Market Value ($ Thousands)

Varian Medical Systems*	31,909	$2,155
Vertex Pharmaceuticals*	6,150	332
Viropharma*	2,500	48
Volcano* (A)	158,684	4,987
Waters*	425	42
WellCare Health Plans*	113,470	5,588
WuXi PharmaTech Cayman ADR*	106,100	1,936
Zoll Medical*	86,899	5,284

		280,243

Industrials — 16.1%
AAR	54,493	1,438
ABM Industries (A)	33,789	770
Acacia Research - Acacia Technologies*	115	4
ACCO Brands*	115,215	956
Actuant, Cl A (A)	140,912	3,543
Advisory Board* (A)	83,290	4,379
Aecom Technology*	107,270	3,075
Aegean Marine Petroleum Network (A)	113,800	952
AerCap Holdings*	332,218	4,505
AGCO*	82,550	4,265
Air Transport Services Group*	22,900	171
Aircastle	24,300	305
Albany International, Cl A	32,000	883
Alliant Techsystems (A)	6,723	481
Altra Holdings*	4,084	108
Amerco*	15,600	1,409
American Reprographics*	1,600	15
American Science & Engineering	800	69
Ameron International	17,461	1,173
AO Smith	36,816	1,527
Applied Industrial Technologies	34,800	1,239
Atlas Air Worldwide Holdings*	13,912	880
Avery Dennison	65,071	2,755
Barnes Group (A)	22,138	534
BE Aerospace*	245,685	9,194
Beacon Roofing Supply* (A)	27,418	601
Belden	87,700	3,152
Blount International*	7,552	128
BlueLinx Holdings*	536	2
Brady, Cl A	56,661	1,953
Briggs & Stratton (A)	85,620	1,785
Brink’s	3,000	89
Bucyrus International, Cl A	6,600	606
CAI International*	66,990	1,565
Carlisle	28,700	1,395
Cascade	100	4
Celadon Group*	114,993	1,610
Cenveo*	13,515	88
Ceradyne*	44,404	1,987
Chart Industries*	86,650	4,209
Chicago Bridge & Iron	1,500	57
Cintas (A)	97,474	3,202
Clean Harbors*	36,353	3,678
Coleman Cable*	1,985	28
Columbus McKinnon*	57,715	1,125
Commercial Vehicle Group*	114,800	1,777
Consolidated Graphics*	63,623	3,511
Con-way	70,110	2,771

6	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Copa Holdings, Cl A	103,723	$6,482
Copart*	77,238	3,630
Corporate Executive Board (A)	23,175	975
Corrections Corp of America*	155,486	3,576
CoStar Group* (A)	75,841	4,786
Courier (A)	32,275	364
CRA International*	45,400	1,271
Crane	78,015	3,838
Cubic	23,531	1,206
Curtiss-Wright	81,835	2,791
Deluxe	87,800	2,260
DigitalGlobe*	104,700	2,578
Dover	38,575	2,593
DXP Enterprises*	600	15
Dycom Industries*	135,660	2,318
Dynamic Materials	78,897	1,777
EMCOR Group*	205,939	6,254
Encore Wire	1,100	27
EnPro Industries* (A)	43,700	1,992
ESCO Technologies	50,025	1,879
Esterline Technologies*	6,751	510
Flowserve	19,267	2,336
Fluor	35,848	2,471
Force Protection*	191,300	926
FreightCar America*	46,352	1,282
FTI Consulting*	36,300	1,386
G&K Services, Cl A	128,938	4,078
Gardner Denver	36,720	3,076
GATX	3,800	151
Generac Holdings*	7,400	136
General Cable* (A)	68,300	2,851
Geo Group*	187,337	4,607
Global Power Equipment Group* (A)	5,100	143
Gorman-Rupp	529	23
Graco (A)	4,700	238
GrafTech International* (A)	11,000	233
Granite Construction (A)	18,500	508
Great Lakes Dredge & Dock	108,300	657
Greenbrier* (A)	2,176	57
Griffon*	4,697	50
H&E Equipment Services* (A)	56,800	824
Hawaiian Holdings* (A)	278,650	1,544
Heico, Cl A	79,112	3,167
Heico (A)	1,500	82
Hertz Global Holdings*	49,576	801
Hexcel*	138,716	2,867
Higher One Holdings* (A)	1,600	25
Horizon Lines, Cl A (A)	174,669	196
Huron Consulting Group*	42,250	1,281
ICF International*	9,300	239
IDEX	30,264	1,372
IHS, Cl A*	31,770	2,787
Innerworkings* (A)	303,235	2,568
Insituform Technologies, Cl A*	1,700	44
Insperity	800	25
Interface, Cl A	268,601	5,171
Iron Mountain (A)	73,489	2,499
JB Hunt Transport Services (A)	69,215	3,173
JetBlue Airways* (A)	106,300	645
Joy Global	23,998	2,151
Kadant*	97,142	2,858

Description	Shares	Market Value ($ Thousands)

Kaman (A)	3,204	$116
Kansas City Southern*	72,250	4,255
KAR Auction Services*	3,792	79
Kaydon (A)	115,858	4,214
KBR	48,200	1,799
Kelly Services, Cl A*	2,400	42
Kennametal	113,487	4,736
Kirby*	20,000	1,149
Knight Transportation (A)	71,202	1,218
Korn/Ferry International*	2,800	60
Kratos Defense & Security Solutions* (A)	99,726	1,211
Landstar System	81,603	3,861
LB Foster, Cl A	31,512	1,143
Lincoln Electric Holdings	4,859	363
Localiza Rent a Car	137,150	2,262
Lydall*	42,858	513
M&F Worldwide*	1,200	25
Manitowoc (A)	32,100	578
Manpower	13,276	812
Marten Transport	27,400	615
Masco (A)	154,296	2,199
MasTec*	5,400	114
Meritor* (A)	202,100	3,337
Metalico* (A)	6,600	39
Michael Baker*	43,600	1,134
Miller Industries	1,840	32
Mine Safety Appliances (A)	10,200	383
Mistras Group*	1,001	17
Mobile Mini*	100,676	2,265
Moog, Cl A*	25,400	1,043
MSC Industrial Direct, Cl A	48,752	3,389
Mueller Industries	3,843	143
Mueller Water Products, Cl A (A)	292,583	1,182
Navigant Consulting*	62,400	630
Navistar International*	54,063	3,561
NN*	85,100	1,235
Nordson	6,200	322
Northwest Pipe*	300	8
Old Dominion Freight Line* (A)	234,243	8,744
Orion Marine Group*	120,542	1,283
Oshkosh Truck*	59,600	1,651
Owens Corning*	61,750	2,359
Pitney Bowes (A)	97,797	2,336
Polypore International*	34,800	2,281
Quanex Building Products (A)	55,340	1,098
Quanta Services*	17,962	355
Regal-Beloit	7,737	534
Republic Airways Holdings*	62,500	305
Republic Services, Cl A	88,629	2,794
Resources Connection	184,938	2,610
Ritchie Bros Auctioneers (A)	153,749	4,262
Robbins & Myers	39,740	1,751
Roper Industries	78,120	6,521
RSC Holdings* (A)	212,860	2,846
Rush Enterprises, Cl B*	76,886	1,332
Rush Enterprises, Cl A* (A)	3,100	62
Ryder System	17,100	940
Sauer-Danfoss*	15,300	817
School Specialty* (A)	113,854	1,751
SeaCube Container Leasing	70,100	1,258
Sensata Technologies Holding*	177,053	6,424

7	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Shaw Group*	16,600	$606
Skywest	49,700	767
Spirit Aerosystems Holdings, Cl A*	181,129	3,967
Spirit Airlines*	48,400	571
Standard Parking*	94,598	1,559
Standex International	31,600	1,050
Sun Hydraulics	900	44
Swift Transporation, Cl A*	17,900	243
SYKES Enterprises*	181,663	3,929
TAL International Group (A)	105,270	3,551
Teledyne Technologies*	55,814	2,740
Tennant	1,399	54
Terex*	48,685	1,443
Tetra Tech*	157,160	3,824
Textainer Group Holdings (A)	33,900	1,094
Timken	22,100	1,141
Titan International (A)	4,400	121
Titan Machinery* (A)	9,870	264
Towers Watson, Cl A	81,536	5,174
TransDigm Group*	43,716	3,585
Trex* (A)	94,453	2,886
Trinity Industries (A)	77,670	2,671
Triumph Group (A)	18,890	1,767
TrueBlue*	103,890	1,521
Tutor Perini	115,517	2,345
United Rentals* (A)	235,175	6,430
United Stationers	24,700	1,828
URS*	6,663	294
US Airways Group* (A)	127,800	1,163
US Ecology	148	3
UTi Worldwide	15,826	352
Verisk Analytics, Cl A*	9,600	327
Vitran, Cl A*	209,825	3,147
Wabash National*	467,398	4,520
WABCO Holdings*	5,325	365
Wabtec	38,931	2,631
Watsco (A)	7,800	522
Watts Water Technologies, Cl A (A)	39,614	1,386
Werner Enterprises (A)	121,340	3,043
WESCO International* (A)	101,025	5,617
Woodward Governor	1,300	46
Zipcar* (A)	1,000	25

		373,617

Information Technology — 16.2%
Acme Packet*	31,875	2,413
Adobe Systems*	83,590	2,895
ADTRAN	87,230	3,739
Advent Software* (A)	15,607	436
Aeroflex Holding*	45,200	824
Akamai Technologies*	1,000	34
Alliance Data Systems* (A)	16,126	1,515
Amkor Technology* (A)	27,400	175
Analog Devices	67,385	2,774
Ancestry.com* (A)	126,138	5,188
Anixter International	15,663	1,060
Ansys*	92,400	5,301
AOL* (A)	24,901	512
Applied Micro Circuits*	251,020	2,656
Ariba*	7,200	241

Description	Shares	Market Value ($ Thousands)

Arris Group*	100,300	$1,132
Aruba Networks* (A)	88,990	2,529
AsiaInfo Holdings* (A)	19,409	348
Aspen Technology*	4,000	66
Atmel*	278,039	4,176
Avid Technology*	72,854	1,273
Avnet*	34,300	1,242
AVX	6,900	109
Benchmark Electronics*	161,395	2,789
Black Box	24,000	791
Blackbaud (A)	6,140	173
Blackboard* (A)	96,432	4,155
Booz Allen Hamilton Holding, Cl A*	14,437	260
Brightpoint*	73,085	661
BroadSoft* (A)	178,460	7,056
Brocade Communications Systems*	857,549	5,720
Cabot Microelectronics* (A)	23,100	1,161
CACI International, Cl A*	27,991	1,787
Cadence Design Systems* (A)	427,430	4,569
Cardtronics*	170,298	3,770
Cavium Networks* (A)	133,289	5,929
CDC Software ADR* (A)	97,300	470
Ceva*	110,519	3,794
Checkpoint Systems*	6,872	124
Ciber*	400,829	2,445
Ciena* (A)	96,880	2,592
Cogo Group*	1,783	12
Coherent*	47,943	2,690
CommVault Systems*	98,093	4,055
Computer Sciences	33,500	1,336
Comtech Telecommunications (A)	52,618	1,462
Comverse Technology*	120,200	893
Concur Technologies* (A)	56,450	2,821
Constant Contact* (A)	204,194	4,911
Convergys*	118,100	1,509
CoreLogic	6,200	112
CSG Systems International*	3,969	76
CTS	71,586	733
Cymer* (A)	78,615	3,763
Cypress Semiconductor	8,600	201
Daktronics (A)	8,000	86
Deltek*	145	1
Demand Media* (A)	128,370	1,953
DG FastChannel* (A)	16,391	580
Dice Holdings*	160,260	2,367
Diebold (A)	51,030	1,687
Digi International*	53,400	630
Digital River* (A)	149,431	4,864
Dolby Laboratories, Cl A* (A)	7,276	340
DST Systems	7,500	377
DTS* (A)	72,875	3,358
Earthlink (A)	202,450	1,598
Echo Global Logistics* (A)	2,814	42
Electronics for Imaging*	9,953	180
Emulex*	283,837	2,640
Euronet Worldwide*	198,003	3,424
Evergreen Solar* (A)	4,500	3
F5 Networks*	42,300	4,804
Fabrinet*	61,600	1,459
Factset Research Systems (A)	9,108	1,010

8	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Fairchild Semiconductor International, Cl A*	312,442	$5,637
Finisar* (A)	64,920	1,559
FleetCor Technologies*	15,413	520
Forrester Research	85,050	3,227
Fortinet* (A)	7,246	351
Gartner*	78,488	3,063
Gerber Scientific* (A)	112,900	1,094
Global Payments	59,535	3,094
GSI Commerce* (A)	74,515	2,180
GT Solar International* (A)	234,000	2,986
Hackett Group*	184,700	918
Harris	58,100	2,872
Heartland Payment Systems (A)	25,775	490
hiSoft Technology International ADR* (A)	—	—
iGate (A)	2,300	42
Imation* (A)	41,300	401
Ingram Micro, Cl A*	156,460	2,974
Inphi*	120,550	2,392
Insight Enterprises*	81,705	1,370
Integral Systems*	93,600	1,111
Integrated Device Technology* (A)	516,306	4,332
Intermec*	125,939	1,521
International Rectifier* (A)	22,126	637
Intersil, Cl A (A)	10,740	154
iSoftstone Holdings ADR* (A)	72,350	1,152
Itron*	7,765	398
Ixia*	64,870	1,021
j2 Global Communications* (A)	54,310	1,574
Jabil Circuit (A)	280,270	6,048
Jack Henry & Associates	26,934	841
JDA Software Group*	105,516	3,485
KIT Digital* (A)	118,331	1,450
Kla-Tencor	27,500	1,185
Knot* (A)	113,409	1,164
Lawson Software*	117,246	1,305
Lender Processing Services (A)	7,400	197
Lexmark International, Cl A*	50,100	1,492
Liquidity Services*	20,000	419
Littelfuse	22,037	1,322
LivePerson* (A)	142,484	1,690
LogMeIn*	100,700	4,382
LSI*	374,300	2,804
Measurement Specialties*	32,913	1,259
MEMC Electronic Materials*	4,500	47
Methode Electronics	2,163	26
Micros Systems*	9,450	483
Microsemi*	69,876	1,541
Mindspeed Technologies*	173,980	1,512
Mitel Networks*	247,985	1,180
Molex (A)	105,273	2,881
Monolithic Power Systems*	38,246	662
Monster Worldwide* (A)	16,426	253
Move*	29,024	57
MTS Systems	3,755	154
Multi-Fineline Electronix*	1,200	25
National Instruments	5,056	148
Netgear*	34,000	1,423
Netlogic Microsystems* (A)	172,425	6,607
NetSuite* (A)	600	23

Description	Shares	Market Value ($ Thousands)

Novatel Wireless* (A)	107,000	$571
Omnivision Technologies*	2,500	88
ON Semiconductor*	181,943	2,041
OpenTable* (A)	6,900	609
OSI Systems*	20,000	800
Parametric Technology*	290,837	6,774
Park Electrochemical	41,000	1,234
Parkervision* (A)	403,685	347
Pegasystems (A)	82,465	3,080
Photronics* (A)	18,536	186
Plantronics	8,900	326
Plexus*	68,653	2,559
PMC - Sierra*	159,000	1,247
Polycom*	49,570	2,846
Power Integrations (A)	103,750	3,820
Power-One* (A)	132	1
PROS Holdings*	37,672	633
Pulse Electronics (A)	43,000	212
QLIK Technologies*	71,283	2,373
QLogic*	2,800	45
Quantum* (A)	365,500	1,122
Quest Software*	20,930	475
QuinStreet* (A)	137,900	2,132
Rambus* (A)	1,266	19
RealD* (A)	68,445	1,869
RealPage* (A)	73,370	2,161
Responsys*	56,275	967
RF Micro Devices*	374,667	2,360
Rofin-Sinar Technologies*	108,000	3,903
Rosetta Stone* (A)	112,270	1,574
Rubicon Technology* (A)	63,945	1,467
SAIC* (A)	116,700	2,049
Sanmina-SCI*	14,126	151
Sapient* (A)	385,808	5,668
SAVVIS*	2,500	98
Scansource*	6,500	230
Seachange International*	98,700	1,111
Silicon Laboratories* (A)	6,097	262
Skyworks Solutions*	166,010	4,228
SolarWinds*	208,950	5,151
Solera Holdings	29,973	1,771
SS&C Technologies Holdings*	131,151	2,564
Stamps.com	1,504	19
STEC* (A)	18,400	330
SuccessFactors* (A)	81,530	2,859
Sycamore Networks	151,050	3,661
Symantec*	126,034	2,464
Synaptics* (A)	5,000	140
SYNNEX* (A)	9,478	310
Synopsys*	204,256	5,584
Syntel	109,481	5,898
Taleo, Cl A* (A)	44,175	1,649
Tech Data*	40,609	1,924
TeleNav*	11,900	194
Teradata*	8,600	480
Teradyne* (A)	9,511	152
TIBCO Software*	10,400	292
TiVo* (A)	41,289	427
TNS*	83,778	1,377
Travelzoo* (A)	1,250	94
Trimble Navigation*	59,133	2,584
TriQuint Semiconductor*	60,700	786

9	SEI Institutional Investment Trust / Annual Report / May 31, 2011

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

TTM Technologies* (A)	159,530	$2,642
Ultra Clean Holdings*	91,685	932
Unisys* (A)	12,750	356
United Online (A)	196,960	1,198
Universal Display* (A)	31,240	1,491
Valueclick* (A)	24,309	439
Varian Semiconductor Equipment Associates*	80,832	4,964
Vasco Data Security International*	2,300	28
Veeco Instruments* (A)	500	29
Velti* (A)	238,242	3,683
Vishay Intertechnology*	18,300	290
VistaPrint* (A)	220,953	10,866
Vocus*	29,942	816
WebMD Health, Cl A* (A)	2,100	100
Western Digital*	56,100	2,056
Wright Express*	21,037	1,135
Xyratex*	159,404	1,522
Zebra Technologies, Cl A*	41,400	1,840
Zoran*	31,100	256

		374,987

Materials — 5.3%
A. Schulman	11,199	285
AK Steel Holding (A)	17,200	263
Albemarle	49,876	3,533
Alcoa (A)	110,351	1,855
Allegheny Technologies (A)	45,727	3,064
Allied Nevada Gold*	27,000	1,001
Aptargroup	38,422	2,052
Arch Chemicals	30,458	1,101
Ashland	34,700	2,371
Bemis (A)	79,613	2,637
Boise (A)	138,900	1,172
Buckeye Technologies (A)	71,300	1,816
Cabot	8,394	354
Carpenter Technology (A)	89,242	4,691
Celanese, Cl A	10,875	567
Compass Minerals International	19,521	1,815
Cytec Industries	38,732	2,176
Detour Gold*	70,450	2,251
Eastman Chemical	33,100	3,504
Ferro*	600	8
Georgia Gulf*	3,965	112
Globe Specialty Metals	187,054	4,239
Graham Packaging*	19,016	431
Greif, Cl A	15,866	1,049
H.B. Fuller	18,400	410
Haynes International	31,013	1,745
Horsehead Holding*	200,672	2,677
Huntsman	173,906	3,296
Innophos Holdings	105,175	4,721
Intrepid Potash* (A)	60,550	1,949
Kaiser Aluminum (A)	1,900	100
KMG Chemicals (A)	900	17
Koppers Holdings	9,221	370
ubrizol	24,700	3,322
Metals USA Holdings*	6,203	97
Methanex	93,480	2,983
Minerals Technologies	22,980	1,563
Nalco Holding	616	18

Description	Shares	Market Value ($ Thous ands)

Neenah Paper	9,035	$210
New Gold*	105,000	1,061
NewMarket (A)	23,836	4,153
Noranda Aluminum Holding*	153,347	2,273
Nucor (A)	67,496	2,858
Olin	6,100	147
OM Group*	50,565	1,885
Owens-Illinois*	100,436	3,226
Packaging Corp of America	137,761	4,009
PolyOne	459,971	7,005
Rockwood Holdings*	57,846	3,042
Romarco Minerals*	494,000	1,050
Royal Gold (A)	1,000	62
RTI International Metals* (A)	140,403	5,354
Sandstorm Resources*	646,900	668
Schnitzer Steel Industries, Cl A (A)	41,440	2,449
Schweitzer-Mauduit International	37,533	1,977
Sensient Technologies	42,635	1,622
Silgan Holdings (A)	44,641	2,004
Solutia*	127,906	3,194
Sonoco Products	25,600	907
Spartech*	7,133	51
Steel Dynamics	164,300	2,810
STR Holdings* (A)	10,670	169
Temple-Inland	8,800	209
Titanium Metals	700	13
UFP Technologies*	60,200	964
Universal Stainless & Alloy*	34,200	1,245
Walter Industries	4,800	598
Westlake Chemical (A)	4,230	237
Worthington Industries (A)	7,100	155
WR Grace*	13,825	647
Zep	700	13

		121,882

Telecommunication Services —1.0%
Alaska Communications Systems Group (A)	31,225	282
Cincinnati Bell* (A)	254,700	810
Cogent Communications Group*	9,519	148
Fairpoint Communications* (A)	94,800	1,015
General Communication, Cl A*	5,601	69
Global Crossing* (A)	7,000	244
Leap Wireless International*	117,900	1,982
MetroPCS Communications* (A)	213,640	3,824
Neutral Tandem* (A)	101,600	1,724
NII Holdings*	121,218	5,292
SBA Communications, Cl A*	138,580	5,445
USA Mobility	76,117	1,238

		22,073

Utilities — 3.8%
AES*	700	9
AGL Resources (A)	155,894	6,409
Ameren	42,000	1,248
Avista	54,700	1,364
Cadiz*	6,100	64
California Water Service Group	6,900	261
Chesapeake Utilities	30,236	1,223
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	41,100	817
Cleco	101,162	3,550

10	SEI Institutional Investment Trust / Annual Report / May 31, 2011

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

CMS Energy (A)	135,800	$2,708
Constellation Energy Group	51,307	1,908
DPL	88,800	2,679
Edison International	50,675	1,995
El Paso Electric	142,092	4,425
GenOn Energy*	143,451	572
Great Plains Energy (A)	349,339	7,395
Hawaiian Electric Industries (A)	5,495	136
IDACORP	88,725	3,493
ITC Holdings	1,588	115
Nicor	5,000	275
Northeast Utilities	122,474	4,316
NRG Energy* (A)	107,250	2,656
NV Energy	250,370	3,948
Pinnacle West Capital	32,800	1,484
PNM Resources	149,530	2,472
Portland General Electric	408,279	10,603
SCANA (A)	67,016	2,725
TECO Energy	135,125	2,594
UGI	147,647	4,840
UIL Holdings (A)	58,465	1,937
Unisource Energy	26,600	1,008
Vectren	91,194	2,573
Westar Energy (A)	64,609	1,757
WGL Holdings	37,895	1,487
Xcel Energy (A)	103,788	2,568

		87,614

Total Common Stock (Cost $1,800,219) ($ Thousands)		2,227,781

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Callaway Golf (B)	6,300	721

Energy — 0.0%
GeoMet (C)	11,343	139

Financials — 0.0%
Grubb & Ellis*	8,000	440

Total Preferred Stock (Cost $1,535) ($ Thousands)		1,300

CONVERTIBLE BONDS — 0.1%

Energy — 0.1%
Rentech
4.000%, 04/15/13	990	916

Financials — 0.0%
Grubb & Ellis
7.950%, 05/01/15 (B)	288	250

Total Convertible Bonds (Cost $751) ($ Thousands)		1,166

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.0%
iShares Russell 2000 Index Fund(A)	10,748	$912

Total Exchange Traded Fund (Cost $853) ($ Thousands)		912

WARRANTS — 0.0%
Kulim, Expires 02/27/16	51,500	—
Rentech, Expires 04/25/12 (D) (E) (F)*	13,800	—
Sandstorm Resources, Expires 04/23/14*	158,125	87
Titanium Asset Management, Expires 06/21/11*	105,000	—

Total Warrants (Cost $0) ($ Thousands)		87

AFFILIATED PARTNERSHIP — 24.1%
SEI Liquidity Fund, L.P.,
0.150%**† (I)	565,630,922	558,169

Total Affiliated Partnership (Cost $565,631) ($ Thousands)		558,169

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%, 05/31/11**†	85,124	85,124

Total Cash Equivalent (Cost $85,124) ($ Thousands)		85,124

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill (G) (H)
0.042%, 06/30/11	$7,566	7,566

Total U.S. Treasury Obligation (Cost $7,565) ($ Thousands)		7,566

Total Investments — 124.5% (Cost $2,461,678) ($ Thousands)		$2,882,105

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	323	Jun-2011	$834
S&P Mid 400 Index E-MINI	237	Jun-2011	539

			$1,373

For the period ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Small/Mid Cap Equity Fund

May 31, 2011

Percentages are based on a Net Assets of $2,315,082 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $552,143 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on May 31, 2011. The coupon on a step bond changes on a specified date.

(D)	Securities considered illiquid. The total value of such securities as of May 31, 2011 was $202 ($ Thousands) and represented 0.01% of Net Assets.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2011 was $202 and represented 0.01% of Net Assets.

(F)	Securities considered restricted. The total value of such securities as of May 31, 2011 was $202 ($ Thousands) and represented 0.01% of Net Assets.

(G)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(I)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2011 was $558,169 ($ Thousands)

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

S&P — Standard and Poor’s

Ser — Series

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,227,557	$129	$95	$2,227,781
Preferred Stock	—	1,300	—	1,300
Convertible Bonds	—	1,166	—	1,166
Exchange Traded Fund	912	—	—	912
Warrants	—	87	—	87
Affiliated Partnership	—	558,169	—	558,169
Cash Equivalent	85,124	—	—	85,124
U.S. Treasury Obligation	—	7,566	—	7,566

Total Investments in Securities	$2,313,593	$568,417	$95	$2,882,105

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,373	$—	$—	$1,373

Total Other Financial Instruments	$1,373	$—	$—	$1,373

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2010	$308	$699
Accrued discounts/premiums	—	(9)
Realized gain/(loss)	—	(639)
Change in unrealized appreciation/(depreciation)	(213)	415
Net purchases/sales	—	(466)
Net transfer in and/or out of Level 3	—	—

Ending balance as of February 28, 2011	$95	$—

Changes in unrealized gains/(losses) includedin earnings related to securities still held at reporting date	$—	$—

For the year ended May 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

U.S. Managed Volatility Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 6.8%
Advance Auto Parts	6,917	$430
Canadian Tire, Cl A	10,400	694
Choice Hotels International	5,600	200
Cinemark Holdings	5,800	126
DeVry	2,400	129
DIRECTV, Cl A*	6,600	332
Discovery Communications, Cl A*	6,400	279
DreamWorks Animation SKG, Cl A*	9,200	220
Family Dollar Stores	13,200	736
GameStop, Cl A*	10,800	302
Gap	18,300	355
Genuine Parts	3,000	164
Gildan Activewear, Cl A	6,000	224
H&R Block	34,400	557
Hillenbrand	16,100	366
Hyatt Hotels, Cl A*	5,800	258
ITT Educational Services*	3,000	207
LKQ*	3,900	104
Panera Bread, Cl A*	2,000	250
priceline.com*	1,550	799
Regal Entertainment Group, Cl A	14,780	200
Scripps Networks Interactive, Cl A	2,900	146
Shaw Communications, Cl B	14,200	304
Target	20,100	996
TJX	10,000	530
Viacom, Cl B	3,479	176

		9,084

Consumer Staples — 20.8%
Altria Group	29,064	816
Archer-Daniels-Midland	21,300	690
BJ’s Wholesale Club*	3,800	192
Brown-Forman, Cl B	11,153	808
Bunge	382	29
Casey’s General Stores	8,400	348
Church & Dwight	3,400	286
Coca-Cola Enterprises	29,975	866
ConAgra Foods	44,000	1,119
Corn Products International	4,589	260
CVS Caremark	28,100	1,087
Dean Foods*	8,100	112
Flowers Foods	17,146	572
Fresh Del Monte Produce	12,100	333
General Mills	7,500	298
Hansen Natural*	14,267	1,022
Hershey	15,108	842
Hormel Foods	63,857	1,873
JM Smucker	1,500	119
Kellogg	5,200	296
Kimberly-Clark	31,475	2,150
Kroger	36,400	903
Lorillard	22,925	2,643
McCormick	16,186	812
Metro, Cl A	18,900	944
Molson Coors Brewing, Cl B	6,100	285
Nash Finch	4,500	169
Philip Morris International	11,908	854

Description	Shares	Market Value ($ Thousands)

Ralcorp Holdings*	3,600	$317
Reynolds American	40,380	1,606
Ruddick	7,000	308
Safeway	32,800	810
Sysco	25,312	815
Tyson Foods, Cl A	24,996	475
Walgreen	28,100	1,226
Wal-Mart Stores	27,500	1,519

		27,804

Energy — 4.3%
Berry Petroleum, Cl A	5,100	267
Chevron	14,200	1,490
ConocoPhillips	9,500	695
Exxon Mobil	22,700	1,895
Holly	4,000	249
Lufkin Industries	2,800	254
Murphy Oil	3,900	269
PetroHawk Energy*	10,000	265
Range Resources	5,300	296

		5,680

Financials — 11.6%
Alleghany*	800	267
Allied World Assurance Holdings	7,140	433
American Campus Communities‡	8,300	293
Arch Capital Group*	22,515	759
Associated Banc	12,200	172
Bank of Hawaii	15,995	758
BOK Financial	3,853	204
Brown & Brown	9,500	251
Canadian Imperial Bank of Commerce	3,600	298
Capitol Federal Financial	17,883	214
Chubb	15,100	990
Commerce Bancshares	10,559	452
Corporate Office Properties Trust‡	6,000	212
Cullen/Frost Bankers	12,810	746
Endurance Specialty Holdings	8,715	354
Erie Indemnity, Cl A	3,500	249
Essex Property Trust‡	2,000	275
Everest Re Group	4,400	392
Federated Investors, Cl B	8,500	218
First Citizens BancShares, Cl A	1,303	255
HCC Insurance Holdings	2,900	96
Health Care REIT‡	4,900	261
Home Properties‡	4,500	279
Hudson City Bancorp	17,100	156
M&T Bank	6,130	541
MFA Mortgage Investments‡	42,700	352
National Bank of Canada	4,100	343
Nationwide Health Properties‡	3,500	153
New York Community Bancorp	20,892	338
PartnerRe	2,800	210
Piedmont Office Realty Trust, Cl A‡	11,800	243
Prosperity Bancshares	6,100	267
Public Storage‡	2,600	308
Realty Income‡	6,800	239
RenaissanceRe Holdings	3,600	259
Senior Housing Properties Trust‡	3,900	94

1	SEI Institutional Investments Trust / Annual Reporting / May 31, 2011

Schedule of Investments

U.S. Managed Volatility Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Signature Bank NY*	1,900	$108
Tanger Factory Outlet Centers‡	9,900	272
TFS Financial	23,500	241
Tower Group	18,700	454
Transatlantic Holdings	5,000	233
Travelers	15,900	987
Validus Holdings	21,700	699
WR Berkley	18,400	609

		15,534

Health Care — 20.1%
Abbott Laboratories	23,800	1,244
Aetna	18,700	817
Alexion Pharmaceuticals*	16,106	764
AmerisourceBergen	25,839	1,065
Amgen*	31,015	1,878
Baxter International	13,400	798
Beckman Coulter	2,300	191
Becton Dickinson	7,200	630
Biogen Idec*	20,240	1,917
C.R. Bard	7,415	829
Cardinal Health	33,798	1,535
Cephalon*	7,900	629
Cooper	1,700	127
Edwards Lifesciences*	2,398	213
Eli Lilly	39,856	1,534
Endo Pharmaceuticals Holdings*	13,000	541
Gilead Sciences*	23,700	989
Health Net*	7,200	231
Henry Schein*	8,373	601
Johnson & Johnson	14,400	969
LifePoint Hospitals*	6,900	290
Magellan Health Services*	5,500	291
McKesson	13,754	1,178
Medtronic	17,300	704
Merck	40,500	1,488
Myriad Genetics*	12,500	318
Owens & Minor	2,900	100
Par Pharmaceutical*	7,000	240
Patterson	7,400	256
Pfizer	39,200	841
SXC Health Solutions*	13,688	807
Techne	13,430	1,095
United Therapeutics*	3,500	226
UnitedHealth Group	16,800	822
WellPoint	9,900	774

		26,932

Industrials — 6.0%
Alliant Techsystems	2,900	207
C.H. Robinson Worldwide	3,300	265
CLARCOR	5,500	235
Clean Harbors*	2,100	213
Huntington Ingalls Industries*	2,066	76
ITT	8,000	461
KAR Auction Services*	13,100	274
KBR	7,400	276
L-3 Communications Holdings, Cl 3	13,900	1,135
Landstar System	5,200	246
Lennox International	4,400	205
Lincoln Electric Holdings	3,300	246

Description	Shares	Market Value ($ Thousands)

Lockheed Martin	10,800	$841
Northrop Grumman	12,400	810
Raytheon	20,400	1,028
Rollins	11,300	227
Stericycle*	5,358	477
Unifirst	3,700	198
Verisk Analytics, Cl A*	7,800	265
Waste Connections	3,756	118
Woodward Governor	3,200	113
WW Grainger	1,100	166

		8,082

Information Technology — 10.1%
Activision Blizzard	27,300	327
ADTRAN	5,400	231
Amdocs*	26,017	792
Analog Devices	1,291	53
Avago Technologies	8,700	294
AVX	20,500	322
Cisco Systems	37,500	630
Cognizant Technology Solutions, Cl A*	10,412	792
Computer Sciences	8,500	339
EchoStar, Cl A*	6,400	216
FLIR Systems	4,900	177
Global Payments	5,700	296
Harris	14,200	702
Hewlett-Packard	19,700	737
Ingram Micro, Cl A*	11,600	221
Intel	22,500	506
International Business Machines	4,400	743
Jack Henry & Associates	2,800	88
Lam Research*	6,996	329
Microsoft	42,700	1,068
National Semiconductor	18,800	461
SAIC*	60,100	1,055
TE Connectivity	8,000	295
Tech Data*	7,900	374
Texas Instruments	42,007	1,483
WebMD Health, Cl A*	14,666	699
Zebra Technologies, Cl A*	4,900	218

		13,448

Materials — 2.4%
Aptargroup	4,700	251
Ball	17,600	695
Compass Minerals International	2,600	242
Greif, Cl A	4,000	265
Intrepid Potash*	2,400	77
Newmont Mining	12,603	713
Sealed Air	16,900	434
Silgan Holdings	6,100	274
Sonoco Products	8,500	301

		3,252

Telecommunication Services — 3.1%
AT&T	50,000	1,578
BCE	25,900	1,043
MetroPCS Communications*	18,500	331
NTT DoCoMo ADR	24,000	447
SK Telecom ADR	21,100	373

2	SEI Institutional Investments Trust / Annual Reporting / May 31, 2011

Schedule of Investments

U.S. Managed Volatility Fund

May 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications	9,100	$336

		4,108

Utilities — 12.9%
AGL Resources	7,400	304
Alliant Energy	13,100	539
Ameren	12,800	380
American Electric Power	22,200	848
American Water Works	9,981	299
Atmos Energy	26,500	884
Avista	11,800	294
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,600	345
Consolidated Edison	16,052	852
DPL	49,693	1,499
DTE Energy	12,900	666
Duke Energy	8,700	163
Edison International	6,800	268
El Paso Electric	14,300	445
Entergy	13,200	900
Great Plains Energy	21,600	457
Hawaiian Electric Industries	8,900	221
IDACORP	5,600	221
NSTAR	22,070	1,016
OGE Energy	5,100	260
Pepco Holdings	12,510	250
PG&E	16,200	703
Piedmont Natural Gas	9,100	286
Portland General Electric	17,800	462
Public Service Enterprise Group	12,200	409
SCANA	19,234	782
Sempra Energy	5,100	281
Southern	3,751	150
TECO Energy	5,000	96
UGI	39,797	1,305
Vectren	12,350	349
WGL Holdings	7,100	279
Wisconsin Energy	35,284	1,103

		17,316

Total Common Stock (Cost $104,218) ($ Thousands)		131,240

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Bill
0.042%, 06/30/11 (A) (B)	$1,121	1,120

Total U.S. Treasury Obligation (Cost $1,120) ($ Thousands)		1,120

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%, 05/31/11**†	2,240,569	2,241

Total Cash Equivalent (Cost $2,241) ($ Thousands)		2,241

Total Investments — 100.6% (Cost $107,579) ($ Thousands)		$134,601

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	17	Jun-2011	$77

For the period ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $133,811 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

‡	Real Estate Investment Trust

†	Investment in Affiliated Security (see Note 5).

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$131,240	$—	$—	$131,240
U.S. Treasury Obligation	—	1,120	—	1,120
Cash Equivalent	2,241	—	—	2,241

Total Investments in Securities	$133,481	$1,120	$—	$134,601

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$77	$—	$—	$77

Total Other Financial Instruments	$77	$—	$—	$77

*	Future contracts are valued at the unrealized appreciation on the instrument.

For the period ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to financial statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

3	SEI Institutional Investments Trust / Annual Reporting / May 31, 2011

Schedule of Investments

International Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Australia — 2.9%
Alumina	381,046	$938
Amcor	25,474	196
ASX	3,273	113
Atlas Iron*	431,204	1,700
Australia & New Zealand Banking Group	12,165	287
Bendigo Bank	8,997	86
BGP Holdings*	39,545	—
BHP Billiton	48,441	2,290
Brambles	9,889	78
Caltex Australia	38,532	580
Centamin Egypt*	183,700	388
Coca-Cola Amatil	1,565	20
Cochlear	183	16
Commonwealth Bank of Australia	6,754	364
Crown	8,146	76
CSL	2,693	97
Fortescue Metals Group	129,262	898
Incitec Pivot	57,497	235
Leighton Holdings	2,592	64
Lend Lease Group	6,928	66
National Australia Bank	19,156	541
Newcrest Mining	67,441	2,853
Orica	3,401	95
OZ Minerals	10,506	158
Paladin Energy*	3,329	11
Qantas Airways	26,746	60
Ramsay Health Care	3,831	75
Rio Tinto	14,993	1,302
Santos	51,542	810
Sonic Healthcare	2,268	30
Suncorp Group	9,051	81
TABCORP Holdings	13,248	110
Tatts Group	21,676	53
Thorn Group	18,377	41
Transurban Group	32,710	190
Wesfarmers	11,815	418
Westfield Group‡	8,680	84
Westpac Banking	8,064	190
Woolworths	5,441	159
WorleyParsons	1,373	44

		15,797

Austria — 0.3%
Erste Group Bank (A)	2,451	122
IMMOFINANZ* (A)	26,516	117
OMV (A)	1,368	57
Raiffeisen International Bank Holding	608	33
Telekom Austria	4,169	54
Vienna Insurance Group	16,230	923
Voestalpine	3,372	169

		1,475

Belgium — 1.3%
Bekaert	1,934	205
Belgacom (A)	40,607	1,414

Description	Shares	Market Value ($ Thousands)

Colruyt	20,510	$1,177
Delhaize Group	202	17
Groupe Bruxelles Lambert	1,106	100
InBev	53,173	3,204
KBC Groep	3,370	142
Mobistar	789	57
Solvay	735	110
Telenet Group Holding	12,118	551
Umicore	3,607	198

		7,175

Brazil — 1.6%
Anhanguera Educacional Participacoes	63,788	1,355
Banco Santander Brasil ADR	69,400	788
Brasil Telecom ADR	22,392	688
Centrais Eletricas Brasileiras ADR	96,666	1,395
Cia Vale do Rio Doce ADR, Cl B	12,248	395
Embraer ADR	16,920	546
HRT Participacoes em Petroleo*	600	530
Petroleo Brasileiro ADR	48,819	1,691
Porto Seguro	66,700	1,035
Telecomunicacoes de Sao Paulo ADR (A)	8,366	245
Vivo Participacoes ADR	235	11

		8,679

Canada — 3.7%
Barrick Gold	49,352	2,357
Cameco	27,644	776
Cenovus Energy	27,000	998
Cogeco	400	17
Crescent Point Energy (A)	14,400	697
Domtar	6,344	650
Dundee, Cl A*	1,500	38
Goldcorp	19,700	986
IGM Financial	2,900	149
Kinross Gold	85,892	1,350
Magna International, Cl A	8,400	407
New Gold*	49,900	507
Nexen	57,275	1,323
Niko Resources	26,107	2,164
Onex	4,200	158
Peyto Exploration & Development	34,300	746
Potash Saskatchewan	18,300	1,032
Research In Motion*	9,922	425
Silver Wheaton	27,100	1,000
Suncor Energy1	56,946	2,379
Toronto-Dominion Bank (A)	17,259	1,488
Vermilion Energy	14,400	756
West Fraser Timber	900	46

		20,449

Chile — 0.2%
Sociedad Quimica y Minera de Chile ADR (A)	16,400	1,026

China — 1.1%
Agricultural Bank of China*	2,721,000	1,662

1	SEI Institutional Investment Trust / Annual Reporting / May 31, 2011

Schedule of Investments

International Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Bank of China	1,711,400	$948
Baoye Group	40,000	28
China Petroleum & Chemical	272,000	273
China Vanke, Cl B	402,900	554
Guangshen Railway	656,000	264
Huaneng Power International,	1,342,000	785
Ping An Insurance Group of China	162,500	1,746

		6,260

Denmark — 1.2%
AP Moller - Maersk, Cl A	26	241
AP Moller - Maersk, Cl B	108	1,039
Carlsberg, Cl B	531	61
Coloplast, Cl B	460	68
Danske Bank	3,897	82
Jyske Bank*	26,060	1,216
Novo-Nordisk, Cl B	21,353	2,674
Novozymes, Cl B	327	55
PER Aarsleff, Cl B	416	38
TrygVesta (A)	20,072	1,215

		6,689

Finland — 1.1%
Fortum	7,961	266
Kesko, Cl B	922	46
Kone, Cl B	881	56
Metso	35,814	2,063
Nokia ADR (A)	148,423	1,042
Nokia	117,957	805
Nokian Renkaat	4,087	199
Stora Enso, Cl R (A)	108,972	1,217
UPM-Kymmene	17,293	326
Wartsila, Cl B	1,695	61

		6,081

France — 10.3%
Accor (A)	9,161	419
Air France-KLM	5,329	89
Air Liquide	7,450	1,034
Alcatel-Lucent	342,479	1,931
Alstom (A)	1,391	86
Areva	11,740	504
Arkema (A)	6,365	697
AXA	185,073	3,948
BNP Paribas (A)	74,716	5,824
Bouygues	2,726	126
Bureau Veritas	1,158	97
Carrefour	25,661	1,135
Christian Dior	2,599	401
Cie Generale de Geophysique- Veritas*	6,449	241
CNP Assurances	45,786	930
Compagnie de St.-Gobain	2,616	173
Compagnie Generale des Etablissements Michelin, Cl B	5,870	550
Credit Agricole (A)	19,101	292
Danone	2,864	210

Description	Shares	Market Value ($ Thousands)

Dassault Systemes	37	$3
Edenred	3,235	96
Electricite de France (A)	20,745	841
Eurazeo	90	7
Eutelsat Communications	33,505	1,484
France Telecom	1,716	39
Gaz de France	53,519	1,967
Gecina‡	30	4
Groupe Eurotunnel	1,105	12
ICADE‡	59	7
Iliad	78	10
Lafarge	3,203	221
Lagardere S.C.A.	1,628	66
Legrand (A)	53,034	2,239
L’Oreal	1,923	242
LVMH Moet Hennessy Louis Vuitton (A)	19,496	3,388
Metropole Television	3,965	93
Natixis (A)	25,292	142
Neopost	723	65
NetGem	7,913	45
PagesJaunes Groupe (A)	6,065	62
Pernod-Ricard	1,087	110
Peugeot	16,452	695
PPR	979	170
Renault	2,183	124
Safran	52,837	2,146
Sanofi-Aventis	87,546	6,925
Schneider Electric	24,030	3,959
SCOR	1,341	37
SES Global	3,368	91
Societe Generale (A)	17,169	1,018
Societe Television Francaise 1	1,346	24
Sodexo	23,149	1,781
Technip (A)	17,332	1,862
Tessi	281	29
Thales (A)	26,642	1,114
Total (A)	23,237	1,337
Unibail-Rodamco‡	482	109
Veolia Environnement	44,167	1,334
Video Futur Entertainment Group* (A)	7,913	2
Vinci	34,778	2,241
Vivendi	45,639	1,273

		56,101

Germany — 7.4%
Adidas	202	15
Allianz	6,022	833
Axel Springer (A)	810	121
BASF	20,870	1,928
Bayer	20,209	1,655
Bayerische Motoren Werke (A)	27,621	2,441
Brenntag*	12,853	1,530
Commerzbank	25,136	115
Continental	809	83
DaimlerChrysler	6,624	468
Deutsche Bank	11,458	682
Deutsche Boerse	21,286	1,676
Deutsche Lufthansa	45,174	983

2	SEI Institutional Investment Trust / Annual Reporting / May 31, 2011

Schedule of Investments

International Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Deutsche Post	109,719	$2,064
Deutsche Telekom	75,105	1,115
E.ON	18,999	539
Fraport Frankfurt Airport Services Worldwide (A)	1,091	89
Fresenius	732	77
Fresenius Medical Care	23,758	1,720
GEA Group	48,695	1,636
HeidelbergCement	14,190	986
Henkel	2,234	129
Hochtief	784	66
Infineon Technologies	39,044	451
K+S	1,336	106
Kabel Deutschland Holding*	2,591	177
Lanxess	2,449	211
Linde	25,596	4,326
MAN	1,761	245
Merck KGaA	878	97
Metro	2,139	143
Muenchener Rueckversicherungs	14,533	2,227
RWE	3,174	185
SAP	37,782	2,345
SAP ADR (A)	16,200	1,007
Siemens	51,095	6,831
Suedzucker	10,516	331
ThyssenKrupp	6,182	293
TUI	1,163	13
Volkswagen	2,384	399
Wacker Chemie	51	11

		40,349

Greece — 0.4%
Hellenic Telecommunications Organization	6,930	71
OPAP	108,532	1,989

		2,060

Guernsey — 0.0%
Resolution	1,552	8

Hong Kong — 2.3%
AIA Group*	72,800	257
ASM Pacific Technology	6,100	83
Bank of East Asia	7,800	34
BOC Hong Kong Holdings	173,100	534
Cathay Pacific Airways	58,200	139
Chaoda Modern Agriculture (A)	590,000	291
Cheung Kong Holdings	19,009	298
Cheung Kong Infrastructure Holdings	21,000	99
China Mobile	40,500	370
China Mobile ADR	19,700	902
CLP Holdings	83,900	716
Esprit Holdings	65,000	244
First Pacific	36,000	31
Hang Lung Group	7,200	47
Hang Lung Properties	2,200	9
Hang Seng Bank (A)	8,800	141
Henderson Land Development	14,000	95

Description	Shares	Market Value ($ Thousands)

Hong Kong Exchanges and Clearing	12,500	$280
Hongkong Land Holdings	56,000	415
Hutchison Whampoa	109,600	1,268
Hysan Development	31,900	157
Jardine Strategic Holdings	62,788	1,875
Li & Fung*	134,200	298
MTR	19,500	72
New World Development	46,000	78
Nine Dragons Paper Holdings	993,000	941
Orient Overseas International	6,100	47
Pico Far East Holdings	116,000	23
Shangri-La Asia	51,300	134
Sino-Forest, Cl A*	963	19
SJM Holdings	50,000	122
Sun Hung Kai Properties	10,000	156
Swire Pacific, Cl A	36,000	555
Vedan International Holdings	140,000	11
Wharf Holdings	15,300	113
Wheelock	7,000	29
Wing Hang Bank	9,000	99
Wynn Macau	25,200	88
Yue Yuen Industrial Holdings	455,000	1,580

		12,650

Indonesia — 0.1%
APERAM	488	18
Telekomunikasi Indonesia ADR	17,171	618

		636

Ireland — 0.5%
CRH	3,740	82
Elan*	2,092	21
Experian	122,126	1,608
Ryanair Holdings ADR	1,700	50
Smurfit Kappa Group*	78,047	964

		2,725

Israel — 0.5%
Bank Hapoalim*	4,576	24
Bank Leumi Le-Israel	9,911	48
Bezeq Israeli Telecommunication	45,123	115
Cellcom Israel	1,578	48
Check Point Software Technologies*	28,104	1,543
Israel	134	146
Israel Chemicals	26,029	425
NICE Systems*	1,034	37
Partner Communications	1,899	32
Teva Pharmaceutical Industries	6,665	342

		2,760

Italy — 2.0%
Assicurazioni Generali	5,549	121
Atlantia	2,680	63
Banca Intesa (A)	221,880	575
Banca Intesa	135,015	294
Banca Monte dei Paschi di Siena (A)	88,897	112
Banche Popolari Unite (A)	8,222	65

3	SEI Institutional Investment Trust / Annual Reporting / May 31, 2011

Schedule of Investments

International Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Banco Popolare Scarl	25,531	$66
Enel	201,258	1,381
ENI	19,053	456
Exor	3,491	118
Fiat	40,608	431
Fiat Industrial*	33,924	446
Finmeccanica	6,055	75
Mediaset (A)	15,387	81
Mediobanca	1,667	19
Natuzzi ADR*	2,195	8
Parmalat	158,349	587
Pirelli	1,326	13
Saipem	6,663	351
Servizi Italia	2,512	25
Snam Rete Gas (A)	241,085	1,420
Telecom Italia	1,879,917	2,319
UniCredito Italiano	858,800	1,950

		10,976

Japan — 17.4%
Aeon	65,600	757
Aeon Mall	700	17
Airport Facilities	14,700	54
Aisin Seiki	4,600	170
Ajinomoto	4,000	46
All Nippon Airways	43,700	133
Asahi Breweries	2,700	53
Asahi Glass	17,000	201
Asahi Kasei	7,000	46
Asics	7,100	111
Astellas Pharma	3,800	145
Autobacs Seven	1,100	43
Bando Chemical Industries	11,000	41
Bank of Kyoto	1,000	9
Bank of Yokohama	10,000	48
Belluna	7,700	51
Benesse	700	30
Bic Camera	160	78
BML	300	7
Bridgestone	2,300	52
Brother Industries	60,000	846
Calsonic Kansei	17,000	80
Canon	9,900	476
Central Automotive Products	2,000	10
Central Glass	3,000	13
Central Japan Railway	116	911
Century Tokyo Leasing	3,000	51
Chiba Bank	6,000	36
Chubu Electric Power	3,700	58
Chubu Shiryo	1,200	8
Chugai Pharmaceutical	3,000	49
Coca-Cola Central Japan	2,300	30
Coca-Cola West	84,700	1,607
Cosmo Oil	58,300	175
Credit Saison	3,500	53
Dai Nippon Printing	201,000	2,299
Daicel Chemical Industries	17,000	109
Daido Steel	9,500	58
Daihatsu Motor	10,000	165
Daiichi Sankyo	38,600	749

Description	Shares	Market Value ($ Thousands)

Daiichikosho	2,400	$39
Daikin Industries	1,500	50
Dainippon Sumitomo Pharma	1,700	16
Daito Trust Construction	2,700	223
Daiwa House Industry	40,000	488
Daiwa Securities Group	18,000	74
Dena	2,400	85
Denso	4,400	158
East Japan Railway	5,400	315
EDION	17,000	145
Eisai	2,600	99
Elpida Memory* (A)	23,800	328
Fanuc	16,800	2,583
Fast Retailing	500	73
Fuji Heavy Industries	22,100	163
FUJIFILM Holdings	59,600	1,760
Fujitsu	16,000	84
FuKoKu	2,800	23
Fukuoka Financial Group	9,000	36
Fuso Chemical	300	9
Hachijuni Bank	45,000	251
Hamamatsu Photonics	2,500	102
Hankyu Hanshin Holdings	16,000	60
Haseko	792,000	556
Hino Motors	73,000	400
Hitachi	219,100	1,252
Hitachi Construction Machinery	400	8
Hitachi Metals	100	1
Hokuriku Electric Power	4,100	70
Honda Motor	125,500	4,774
H-One	1,600	12
Hoosiers	33	13
Hoya	3,200	66
IBJ Leasing	2,700	64
Idemitsu Kosan	2,400	266
IHI	120,000	297
Iida Home Max	10,500	91
Imasen Electric Industrial	1,400	18
Inabata	20,900	123
Inpex	39	282
Isuzu Motors	45,100	210
Itochu	15,600	161
J Trust	2,500	9
Japan Prime Realty Investment, Cl A‡	25	72
Japan Real Estate Investment, Cl A‡	6	59
Japan Retail Fund Investment, Cl A‡	85	138
Japan Steel Works	33,000	238
Japan Tobacco	65	251
JFE Holdings	2,000	50
JFE Shoji Holdings	16,000	69
JGC	95,000	2,536
Joshin Denki	2,000	20
JS Group	2,500	61
JSP	1,400	23
JTEKT	124,400	1,644
Jupiter Telecommunications	1,735	1,875
JVC Kenwood Holdings*	18,800	92
JX Holdings	17,900	118

4	SEI Institutional Investment Trust / Annual Reporting / May 31, 2011

Schedule of Investments

International Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Kamei	6,000	$23
Kansai Electric Power	3,900	67
Kansai Paint	1,000	9
Kanto Auto Works	4,900	32
Kao	24,300	625
Kawasaki Heavy Industries	28,000	100
Kawasaki Kisen Kaisha	15,100	51
Kawasumi Laboratories	3,000	19
KDDI	499	3,575
Keyence	300	79
Kobe Steel	32,600	70
Komatsu	24,800	742
Konami	1,300	27
Konishi	900	12
K’s Holdings	7,300	276
Kubota	2,000	18
Kyocera	1,300	136
Lawson	500	25
Mabuchi Motor	39,000	1,928
Makita	31,300	1,329
Marubeni	78,400	547
MEIJI Holdings	1,300	55
Mikuni Coca-Cola Bottling	1,200	10
Millea Holdings	2,500	68
Miraca Holdings	2,700	106
Mitsubishi	62,600	1,585
Mitsubishi Chemical Holdings	51,700	360
Mitsubishi Electric	32,500	366
Mitsubishi Estate	8,000	143
Mitsubishi Gas Chemical	5,000	38
Mitsubishi Heavy Industries	33,000	160
Mitsubishi UFJ Financial Group	149,500	690
Mitsui	20,800	354
Mitsui Engineering & Shipbuilding	5,000	11
Mitsui Fudosan	8,000	134
Mitsui Mining & Smelting	12,000	39
Mitsui OSK Lines	15,000	80
Mitsui Sumitomo Insurance Group Holdings	73,600	1,717
Mitsui Trust Holdings	282,190	969
Mizuho Financial Group	185,900	293
Mizuho Securities	14,000	32
Murakami	1,000	12
Murata Manufacturing	5,300	333
Nabtesco	4,700	106
Namco Bandai Holdings	3,800	44
NEC	15,000	31
NIC	1,800	7
Nichii Gakkan	9,300	79
Nichireki	10,000	45
Nidec	600	54
Nihon Shokuhin Kako	1,000	5
Nintendo	6,800	1,579
Nippon Building Fund, Cl A‡	14	143
Nippon Electric Glass	120,100	1,697
Nippon Express	11,000	43
Nippon Paper Group	1,500	32
Nippon Steel Trading	14,000	36
Nippon Telegraph & Telephone	19,500	917
Nippon Telegraph & Telephone ADR (A)	65,848	1,547

Description	Shares	Market Value ($ Thousands)

Nippon Yusen	25,500	$96
Nishio Rent All	2,900	21
Nissan Motor	13,200	132
Nisshin Fudosan	7,000	41
Nissin Sugar Manufacturing	11,000	25
Nitto Denko	6,500	340
NKSJ Holdings	7,000	44
NOK	1,000	17
Nomura Holdings	24,100	121
Nomura Real Estate Holdings	1,300	20
Nomura Real Estate Office Fund, Cl A‡	13	91
NSK	2,000	19
NTN	1,000	5
NTT Data	15	47
NTT DoCoMo	77	144
OJI Paper	7,000	31
Omron	1,800	46
Ono Pharmaceutical	2,300	121
Onoken	2,600	22
Oriental Land	1,600	136
ORIX	3,470	332
Osaka Gas	7,000	25
Otsuka Holdings	3,700	97
Pacific Industrial	3,000	14
PanaHome	3,000	20
Panasonic	47,400	557
Rakuten	72	73
Resona Holdings	19,200	85
Ricoh	4,000	44
Ricoh Leasing	1,500	32
Rinnai	300	21
Rohm	20,800	1,191
Roland	2,100	21
San-Ai Oil	16,000	82
Sankyo	16,800	893
Santen Pharmaceutical	200	8
Sapporo Hokuyo Holdings	93,900	381
Secom	1,000	47
Sega Sammy Holdings	34,800	674
Seiko Epson	700	12
Seino Holdings	19,000	135
Sekisui Chemical	265,000	2,110
Sekisui House	168,000	1,600
Sekisui Jushi	9,000	88
Seven & I Holdings	144,600	3,837
Sharp	6,000	56
Shimano	100	5
Shimizu	8,000	33
Shin-Etsu Chemical	28,700	1,489
Shinko Shoji	4,300	32
Shiseido	90,200	1,548
Shizuoka Bank	5,000	46
Showa Shell Sekiyu	21,100	207
SMC	10,900	1,750
Softbank	16,700	646
Sojitz	96,000	178
Sony	23,200	618
Sony Financial Holdings	123,000	2,241
Studio Alice	4,900	55
Sumitomo	43,900	585

5	SEI Institutional Investment Trust / Annual Reporting / May 31, 2011

Schedule of Investments

International Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Sumitomo Chemical	11,000	$55
Sumitomo Electric Industries	6,000	86
Sumitomo Metal Industries	47,000	96
Sumitomo Metal Mining	4,000	65
Sumitomo Mitsui Financial Group	81,400	2,355
Sumitomo Realty & Development	8,000	170
T&D Holdings	1,950	47
T&K Toka	2,100	26
Taisei	6,000	13
Takagi Securities	10,000	11
Takeda Pharmaceutical	27,000	1,285
Tanabe Seiyaku	5,000	84
TDK	700	37
Teijin	34,000	157
Terumo	700	39
Tohoku Electric Power	2,500	29
Tokai	600	11
Tokyo Electric Power (A)	17,700	69
Tokyo Electron	20,600	1,136
Tokyo Gas	11,000	47
Tokyo Tatemono	7,000	25
Tokyu	16,000	66
Tokyu Land	15,000	69
Tomoku	17,000	43
TonenGeneral Sekiyu	25,000	306
Toppan Printing	6,000	46
Toray Industries	18,000	136
Toshiba	22,000	117
Toshiba TEC	13,000	60
Totetsu Kogyo	3,000	26
Toyo Suisan Kaisha	1,000	23
Toyo Tire & Rubber	11,000	25
Toyota Auto Body	8,300	129
Toyota Motor ADR	9,271	772
Toyota Motor	74,200	3,105
Ube Industries	12,000	37
Unicharm	900	36
Universe	2,900	43
UNY	1,600	14
Wacoal Holdings	101,723	1,233
Warabeya Nichiyo	1,100	13
West Japan Railway	161	615
Yachiyo Industry	1,500	11
Yahoo! Japan	310	102
Yamaha Motor	1,600	29
Yamato Holdings	3,100	47
Yaskawa Electric	217,000	2,361

		95,262

Malaysia — 0.1%
Axiata Group*	449,400	746

Mexico — 0.1%
Industrias Bachoco	11,500	25
Telefonos de Mexico ADR (A)	37,515	670

		695

Netherlands — 5.8%
Aegon*	53,472	374

Description	Shares	Market Value ($ Thousands)

Akzo Nobel	66,208	$4,774
ArcelorMittal	8,335	278
ASML Holding	3,574	139
Delta Lloyd	4,006	92
European Aeronautic Defense and Space	48,061	1,581
Fugro	15,448	1,227
Gemalto	24,273	1,189
Heineken	2,662	160
ING Groep*	156,708	1,888
Koninklijke Ahold	94,682	1,349
Koninklijke DSM	2,282	153
Koninklijke Philips Electronics	4,134	114
Randstad Holding	45,926	2,267
Reed Elsevier	248,622	3,340
Royal Dutch Shell, Cl A (A)	47,367	1,687
Royal Dutch Shell, Cl B	45,365	1,642
Royal Dutch Shell, Cl A (GBP)	33,838	1,221
Royal Dutch Shell ADR, Cl B (A)	17,621	1,274
Royal KPN	3,678	54
SBM Offshore	4,830	127
TNT	146,379	1,534
TNT Express*	147,759	2,092
Unilever	59,084	1,926
Wolters Kluwer	59,333	1,339

		31,821

New Zealand — 0.5%
Telecom of New Zealand	1,387,175	2,761

Norway — 1.3%
Aker Kvaerner	25,651	566
DnB (A)	227,562	3,423
Seadrill	8,679	312
Statoil (A)	89,911	2,366
Telenor (A)	15,315	259
Yara International (A)	3,053	183

		7,109

Poland — 0.1%
KGHM Polska Miedz	8,181	571

Portugal — 0.1%
Brisa Auto-Estradas de Portugal	1,970	12
Energias de Portugal	5,099	19
Galp Energia SGPS, Cl B	947	20
Jeronimo Martins	7,688	144
Portugal Telecom	15,227	166

		361

Russia — 0.1%
Gazprom OAO ADR	32,112	472

Singapore — 1.0%
City Developments	2,000	19
CSE Global	20,000	19
DBS Group Holdings	85,000	1,019

6	SEI Institutional Investment Trust / Annual Reporting / May 31, 2011

Schedule of Investments

International Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Fraser and Neave	15,400	$77
Golden Agri-Resources	196,000	110
GP Batteries International	6,000	6
Jardine Cycle & Carriage	2,300	76
Keppel	31,780	296
Keppel Land	7,600	25
Oversea-Chinese Banking	114,100	878
QAF	19,000	9
SembCorp Industries	7,000	29
SembCorp Marine	58,000	251
Singapore Airlines	122,000	1,399
Singapore Exchange	3,000	18
Singapore Press Holdings	38,200	119
Singapore Technologies Engineering	3,900	9
Singapore Telecommunications	80,000	208
Transpac Industrial Holdings	15,000	30
United Overseas Bank	6,000	95
UOL Group	13,000	52
Wheelock Properties Singapore	33,370	49
Wilmar International	24,000	103
Yangzijiang Shipbuilding Holdings	474,900	616

		5,512

South Africa — 0.9%
AngloGold Ashanti ADR (A)	27,325	1,256
AngloGold Ashanti	10,800	497
Gold Fields	90,787	1,502
Impala Platinum Holdings	10,600	293
MTN Group	64,980	1,378

		4,926

South Korea — 2.7%
Honda Motor Company*	1,126	40
Hyundai Heavy Industries	4,364	2,042
Hyundai Mobis	6,405	2,247
Hyundai Motor	1,975	462
Kia Motors	385	27
Korea Electric Power ADR	65,888	905
KT&G	39,784	2,334
Nexen	500	34
Nong Shim Holdings	678	40
Samsung Electronics	3,026	2,529
Shinhan Financial Group	45,091	2,029
SK Telecom ADR	125,548	2,221

		14,910

Spain — 1.8%
Abertis Infraestructuras	3,636	84
ACS Actividades Construcciones y Servicios (A)	1,268	61
Amadeus IT Holding, Cl A*	1,656	34
Banco Bilbao Vizcaya Argentaria	20,419	238
Banco Popular Espanol	46,600	271
Banco Santander Central Hispano	161,136	1,914
Criteria Caixacorp	45,974	334
Enagas	77,645	1,829
Ferrovial	35,109	445
Fomento de Construcciones y Contratas (A)	2,374	73

Description	Shares	Market Value ($ Thousands)

Gas Natural	5,391	$102
Grifols	3,431	70
Iberdrola	30,779	272
Iberdrola Renovables	3,484	15
Inditex	3,637	330
Indra Sistemas (A)	39,000	815
Red Electrica	342	21
Repsol	18,290	623
Tecnicas Reunidas	23,714	1,335
Telefonica	30,411	738

		9,604

Sweden — 1.8%
Alfa Laval	7,146	157
Assa Abloy, Cl B	2,344	65
Atlas Copco, Cl B	19,835	466
Atlas Copco, Cl A*	34,864	550
Atlas Copco*	16,838	13
Bilia, Cl A	1,007	20
Boliden	4,577	89
Elekta, Cl B	18,630	809
Hennes & Mauritz, Cl B (A)	9,873	366
Hexagon, Cl B (A)	71,959	1,946
Holmen, Cl B	2,088	73
Industrivarden, Cl C	22,131	390
Kinnevik Investment, Cl B	518	13
Millicom International Cellular	154	18
Nordea Bank	14,701	172
Ratos, Cl B	719	15
Sandvik	11,447	217
Scania, Cl B	9,217	227
Skandinaviska Enskilda Banken, Cl A	169,598	1,517
SKF, Cl B	5,001	149
Svenska Cellulosa, Cl B	7,806	121
Svenska Handelsbanken, Cl A	2,150	72
Swedbank, Cl A	29,374	545
Swedish Match	5,056	178
Tele2, Cl B (A)	8,284	162
Telefonaktiebolaget LM Ericsson, Cl B	49,687	734
Volvo, Cl B	25,195	454

		9,538

Switzerland — 8.8%
ABB	6,321	170
Actelion	4,125	224
Aryzta	175	10
Baloise Holding	902	95
Clariant	15,946	350
Compagnie Financiere Richemont	15,837	1,033
Credit Suisse Group	36,998	1,589
Emmi	275	68
Geberit	290	70
Givaudan	4,152	4,574
Helvetia Holding	22	10
Holcim	1,721	137
Informa	164,856	1,180
Julius Baer Group	37,595	1,647
Julius Baer Holding	11,155	212

7	SEI Institutional Investment Trust / Annual Reporting / May 31, 2011

Schedule of Investments

International Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Kuehne + Nagel International	258	$40
Lindt & Spruengli	34	138
Logitech International*	2,731	34
Nestle	74,007	4,751
Nobel Biocare Holding	99,871	2,176
Novartis	153,997	9,931
Pargesa Holding	415	39
Roche Holding	25,155	4,424
Schindler Holding	1,038	130
SGS	1,008	1,997
Sika	293	747
STMicroelectronics	33,349	372
Sulzer	13,069	2,366
Swatch Group	1,612	144
Swatch Group, Cl B	1,011	503
Swiss Life Holding	1,071	179
Swiss Re*	2,877	171
Swisscom	369	170
Syngenta	895	309
Synthes (B)	991	172
Transocean	1,480	103
UBS	197,294	3,786
Xstrata	104,933	2,462
Zurich Financial Services	6,510	1,741

		48,254

Taiwan — 0.1%
United Microelectronics ADR (A)	163,895	446

United Kingdom — 15.8%
3i Group	3,013	14
Admiral Group	4,527	128
Aggreko	220	7
Amec	15,953	304
Amlin	209,743	1,467
Anglo American	2,361	118
Antofagasta	16,464	360
ARM Holdings	54,407	513
Associated British Foods	1,495	26
AstraZeneca	68,201	3,567
Aviva	253,168	1,821
BAE Systems	168,080	914
Balfour Beatty	218,495	1,158
Barclays	474,305	2,160
Berendsen PLC	19,329	154
BG Group	157,178	3,639
BHP Billiton	17,409	689
BP	177,681	1,370
BP PLC ADR	1,760	81
British American Tobacco	78,297	3,508
British Land‡	15,592	153
British Sky Broadcasting Group	36,340	498
BT Group, Cl A	301,605	997
Bunzl	80,030	1,010
Burberry Group	13,647	296
Cairn Energy*	26,925	195
Capita Group	118,624	1,437
Capital Shopping Centres Group‡	3,525	24
Carnival	1,491	60

Description	Shares	Market Value ($ Thousands)

Centrica	80,149	$420
Compass Group	15,235	148
Diageo	122,502	2,609
Essar Energy*	3,838	29
Eurasian Natural Resources	67,477	939
Fresnillo	4,736	114
GlaxoSmithKline	175,407	3,811
Hammerson‡	14,344	113
Hogg Robinson Group	24,366	23
Home Retail Group	304,805	1,079
HSBC Holdings	328,826	3,452
ICAP	30,758	245
Imperial Tobacco Group	31,337	1,122
Intercontinental Hotels Group	1,376	29
International Consolidated Airlines Group*	10,287	40
International Power	30,417	160
Intertek Group	696	24
ITV*	192,079	225
J Sainsbury	10,124	57
Johnson Matthey	326	11
Kingfisher	608,557	2,876
Land Securities Group‡	11,601	159
Legal & General Group	101,636	196
Lloyds Banking Group*	2,087,557	1,787
London Stock Exchange Group	5,019	81
Man Group	13,653	58
Marks & Spencer Group	16,621	109
Michael Page International	155,813	1,369
Morgan Sindall	3,027	32
National Grid	20,528	211
Old Mutual	31,979	69
Pearson	7,414	139
Petrofac	37,511	990
Prudential	166,989	2,027
Reckitt Benckiser Group	3,373	191
Reed Elsevier	139,585	1,266
Rexam	272,900	1,797
Rio Tinto	80,311	5,611
Rio Tinto ADR	16,400	1,150
Rolls-Royce Holdings	483,001	5,056
Royal Bank of Scotland Group*	1,094,901	768
SABMiller	8,108	300
Sage Group	308,070	1,471
Savills	1,496	10
Schroders	12,357	333
Scottish & Southern Energy	10,180	231
Severn Trent	11,660	290
Shire	16,175	510
Smith & Nephew	2,504	28
Smiths Group	7,494	152
Standard Chartered	7,220	193
Standard Life	15,799	55
Subsea 7	38,498	1,020
Tesco	305,722	2,109
Tullow Oil	54,106	1,200
Unilever	11,464	372
United Utilities Group	189,458	1,940
Vodafone Group	2,627,839	7,308
Weir Group	4,759	156
Whitbread	2,115	57

8	SEI Institutional Investment Trust / Annual Reporting / May 31, 2011

Schedule of Investments

International Equity Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Willis Group Holdings	32,200	$1,336
Wolseley	4,573	155
WPP	21,456	267

		86,243

United States — 0.5%
Axis Capital Holdings	20,200	665
Capital One Financial	11,821	642
ConocoPhillips	8,201	600
Eli Lilly	1,812	70
JPMorgan Chase	206	9
Newmont Mining	14,400	815

		2,801

Total Common Stock (Cost $465,768) ($ Thousands)		524,438

PREFERRED STOCK — 0.4%

Germany — 0.4%
Bayerische Motoren Werke	2,946	176
Draegerwerk	1,189	136
Henkel	2,804	198
KSB	139	117
Porsche Automobil Holding	3,779	262
ProSiebenSat.1 Media	3,916	101
RWE	1,450	80
Sto	167	28
Volkswagen	5,513	978

Total Preferred Stock (Cost $1,646) ($ Thousands)		2,076

	Number Of Warrants

WARRANT — 0.2%

India — 0.2%
Shriram Transport Finance, Expires 09/24/14* (B)	70,731	1,095

Total Warrant (Cost $887) ($ Thousands)		1,095

	Number Of Rights

RIGHTS — 0.0%

Austria — 0.0%
, Expires 06/08/11	1,368	—

France — 0.0%
Eurazeo, Expires	86	—

Italy — 0.0%
Intesa, Expires 06/14/11	281,160	50

Description	Shares/Face Amount ($ Thousands)		Market Value ($ Thousands)

Spain — 0.0%
Gas Natural SDG, Expires 06/17/11		5,900	$4

Total Rights (Cost $0) ($ Thousands)			54

AFFILIATED PARTNERSHIP — 7.8%
SEI Liquidity Fund, L.P.,
0.150%** † (E)		43,510,408	42,696

Total Affiliated Partnership (Cost $43,510) ($ Thousands)			42,696

TIME DEPOSITS — 1.8%

United States — 1.8%
Brown Brothers Harriman
3.977%, 06/01/11	ZAR	5	1
3.866%, 06/01/11	AUD	9	10
1.600%, 06/01/11	NZD	—	—
1.405%, 06/01/11	NOK	54	10
0.932%, 06/01/11	SEK	79	13
0.430%, 06/01/11	EUR	23	33
0.231%, 06/01/11	CAD	—	—
0.200%, 06/01/11	DKK	—	—
0.103%, 06/01/11	GBP	20	32
0.030%, 06/01/11	USD	9,497	9,497
0.010%, 06/01/11	JPY	2,778	34
0.010%, 06/01/11	SGD	—	—
0.005%, 06/01/11	CHF	107	125
0.005%, 06/01/11	HKD	82	11

Total Time Deposits (Cost $9,766) ($ Thousands)			9,766

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.050%,
05/31/11** †		3,011	3,011

Total Cash Equivalent (Cost $3,011) ($ Thousands)			3,011

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bill (C) (D)
0.180%, 06/16/11		$150	150
0.042%, 06/30/11		1,089	1,089

Total U.S. Treasury Obligations (Cost $1,239) ($ Thousands)			1,239

Total Investments — 106.9% (Cost $525,827) ($ Thousands)			$584,375

9	SEI Institutional Investment Trust / Annual Reporting / May 31, 2011

Schedule of Investments

International Equity Fund

May 31, 2011

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	71	Jun-2011	$(4)
FTSE 100 Index	23	Jun-2011	6
Hang Seng Index	2	Jun-2011	15
Nikkei 225 Index	4	Jun-2011	(18)
SPI 200 Index	7	Jul-2011	(14)
Topix Index	17	Jun-2011	(15)

			$(30)

For the period ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $546,512 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $41,822 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2011 was $42,696 ($ Thousands)

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$524,438	$—	$—	$524,438
Preferred Stock	2,076	—	—	2,076
Warrant	—	1,095	—	1,095
Rights	54	—	—	54
Affiliated Partnership	—	42,696	—	42,696
Time Deposits	9,766	—	—	9,766
Cash Equivalent	3,011	—	—	3,011
U.S. Treasury Obligations	—	1,239	—	1,239

Total Investments in Securities	$539,345	$45,030	$—	$584,375

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(30)	$—	$—	$(30)

Total Other Financial Instruments	$(30)	$—	$—	$(30)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investment Trust / Annual Reporting / May 31, 2011

Schedule of Investments

World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.6%

Argentina — 0.0%
Tenaris ADR	39,180	$1,908

Australia — 2.9%
Aditya Birla Minerals	166,691	315
Amcor	120,423	928
Australia & New Zealand Banking Group	55,802	1,316
Australia & New Zealand Banking Group ADR	834,100	19,660
Beach Energy	1,020,311	1,098
BGP Holdings*	239,898	—
BHP Billiton	583,423	27,577
Caltex Australia	578,138	8,698
Coal & Allied Industries	1,895	225
Commonwealth Bank of Australia	25,899	1,397
Crown	58,854	549
CSL	17,941	648
Equinox Minerals*	1,611,351	13,187
Leighton Holdings	20,170	499
National Australia Bank	344,921	9,732
Orica	28,397	789
Qantas Airways	207,383	464
Rio Tinto	207,398	18,011
Santos	1,183,136	18,608
Suncorp Group	73,728	657
TABCORP Holdings	689,228	5,736
Tatts Group	156,600	384
Telstra ADR	716,900	11,671
Transurban Group	92,682	539
Wesfarmers	30,739	1,087
Westfield Group‡	70,812	686
Westpac Banking	62,931	1,484
Woolworths	41,998	1,227

		147,172

Austria — 0.1%
Erste Group Bank (A)	13,238	660
IMMOFINANZ* (A)	139,979	617
Voestalpine	53,965	2,698

		3,975

Belgium — 0.6%
Belgacom	25,395	884
Delhaize Group ADR (A)	237,400	19,495
Delhaize Group (A)	41,008	3,388
D’ieteren (A)	18,770	1,260
Groupe Bruxelles Lambert	9,010	816
InBev	39,927	2,406
KBC Groep	27,558	1,164
Solvay	6,808	1,017

		30,430

Brazil — 5.5%
Banco Bradesco ADR (A)	937,800	18,681
Banco do Brasil	111,681	1,967
BM&F Bovespa SA	2,048,248	14,611
BR Properties	198,023	2,249

Description	Shares	Market Value ($ Thousands)

Centrais Eletricas Brasileiras ADR	162,300	$2,342
Cia de Saneamento Basico do Estado de Sao Paulo ADR	848,900	52,241
Cia Paranaense de Energia ADR (A)	1,207,300	32,054
Cia Vale do Rio Doce	264,620	8,374
Cia Vale do Rio Doce ADR, Cl B	965,296	31,140
Embraer ADR	333,900	10,782
Fibria Celulose	139,100	2,149
Fleury	129,893	2,099
Hypermarcas	320,127	3,001
Julio Simoes Logistica	230,295	1,635
Magazine Luiza*	131,000	1,320
Magnesita Refratarios*	248,000	1,169
Natura Cosmeticos	463,900	12,305
PDG Realty Empreendimentos e Participacoes	395,621	2,442
Petroleo Brasileiro ADR	276,500	9,575
Petroleo Brasileiro	563,210	9,550
SLC Agricola	45,974	592
Telegraph Norte Leste Participacoes ADR	1,044,777	18,670
Tim Participacoes ADR (A)	319,162	15,616
Totvs	792,680	15,657
Vivo Participacoes ADR	209,747	9,464
Wilson Sons, Cl BDR	21,211	435

		280,120

Canada — 6.0%
AGF Management, Cl B	60,000	1,258
Agrium	234,200	20,624
Alimentation Couche Tard, Cl B	31,930	887
Athabasca Oil Sands*	78,024	1,429
Bank of Montreal (A)	12,191	779
Bank of Nova Scotia	16,224	994
Barrick Gold (A)	37,607	1,801
Bombardier, Cl B	49,703	346
Brookfield Asset Management, Cl A	16,130	529
Canadian Imperial Bank of Commerce	6,162	511
Canadian National Railway	225,751	17,655
Canadian Natural Resources	381,342	16,598
Canadian Oil Sands	27,102	845
Canyon Services Group	805,270	13,107
Cascades	32,900	211
Celestica*	107,000	1,099
Cenovus Energy	264,417	9,771
Centerra Gold	109,500	2,012
CGI Group, Cl A*	141,000	3,251
CI Financial	110,400	2,668
CML HealthCare	21,575	211
Davis & Henderson Income, Cl Common Subscription Recei	18,900	392
Domtar (A)	59,590	6,107
Dorel Industries, Cl B	33,200	997
Empire, Cl A	10,300	594
Enbridge	168,160	5,636
Gildan Activewear	72,000	2,683
Goldcorp	7,690	385
IGM Financial	52,500	2,710
Imax* (A)	351,300	13,072

1	SEI Institutional Investments Trust / Annual Reporting / May 31, 2011

Schedule of Investments

World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Imperial Oil	25,789	$1,281
Laurentian Bank of Canada	7,000	378
Lundin Mining* (A)	506,100	3,761
MacDonald Dettwiler & Associates	4,300	252
Magna International, Cl A	164,100	7,944
Manitoba Telecom Services	20,500	729
Manulife Financial	58,143	1,036
Nexen	487,645	11,260
Norbord*	48,403	643
Nordion	47	1
Northgate Minerals*	105,700	310
Onex	72,000	2,706
Open Text*	3,400	222
Pacific Rubiales Energy	46,983	1,311
Potash Corp of Saskatchewan	339,540	19,218
Potash Saskatchewan	50,100	2,824
Quebecor, Cl B	24,700	857
Research In Motion*	283,335	12,136
Royal Bank of Canada (A)	23,257	1,359
Saputo (A)	80,100	3,927
Shaw Communications, Cl B (A)	32,166	689
Sun Life Financial (A)	21,851	687
Suncor Energy	150,651	6,290
Talisman Energy	82,620	1,745
Thomson Reuters (A)	–	–
TMX Group	31,400	1,436
Toronto-Dominion Bank (A)	257,624	22,194
Trican Well Service	575,400	13,832
Valeant Pharmaceuticals International	336,420	17,631
Viterra, Cl Common Subscription Recei	266,300	3,254
Wajax	4,677	187
West Fraser Timber	17,200	887
Yamana Gold	2,768,756	35,553
Yellow Media (A)	136,543	533

		306,235

Chile — 0.6%
CFR Pharmaceuticals*	50,173,672	12,619
Enersis ADR	109,413	2,374
ENTEL Chile	76,975	1,440
SACI Falabella	1,226,703	13,687

		30,120

China — 3.5%
Ajisen China Holdings	1,515,414	3,223
Anhui Conch Cement,	663,000	2,954
China Life Insurance	2,885,074	10,164
China Merchants Bank	6,261,127	15,940
China Minsheng Banking	1,620,500	1,533
China Petroleum & Chemical	22,604,600	22,670
China Rongsheng Heavy Industry Group	2,981,063	1,878
China Telecom	6,518,000	3,905
China Yurun Food Group	822,000	2,679
Dongfeng Motor Group	2,142,000	3,784
Focus Media Holding ADR* (A)	92,175	2,881
GOME Electrical Appliances Holdings*	8,849,678	3,482

Description	Shares	Market Value ($ Thousands)

Huaneng Power International	2,481,600	$1,452
Huaneng Power International ADR (A)	436,900	10,236
Industrial & Commercial Bank of China	25,125,000	21,063
Mindray Medical International ADR	74,185	2,155
Noah Holdings ADR*	118,532	1,522
Shanghai Friendship Group, Cl B	241,620	426
Sina* (A)	13,790	1,638
Sinopharm Group (A)	3,052,586	10,951
Springland International Holdings	2,186,356	1,948
Tencent Holdings	214,174	6,163
Tingyi Cayman Islands Holding	867,393	2,649
Yanzhou Coal Mining ADR (A)	376,100	15,665
Zhaojin Mining Industry	5,749,000	13,202
Zhuzhou CSR Times Electric (A)	4,639,818	15,839

		180,002

Colombia — 0.0%
Grupo de Inversiones Suramericana	84,231	1,861

Cyprus — 0.0%
Eurasia Drilling GDR (B)	48,807	1,527

Denmark — 0.8%
AP Moller - Maersk, Cl A	200	1,851
AP Moller - Maersk, Cl B	377	3,626
Danske Bank	31,667	666
Novo-Nordisk, Cl B	258,707	32,401

		38,544

Egypt — 0.1%
Commercial International Bank	277,098	1,479
Egyptian Financial Group-Hermes Holding	371,557	1,425

		2,904

Finland — 0.6%
Fortum	26,496	886
Nokia	199,354	1,361
Nokia ADR (A)	912,700	6,407
Sampo, Cl A (A)	156,870	5,131
Stora Enso, Cl R	1,049,341	11,721
UPM-Kymmene	377,900	7,117

		32,623

France — 5.5%
Accor	13,685	626
Air Liquide (A)	163,366	22,671
Alcatel-Lucent	1,106,430	6,240
Alstom (A)	11,174	691
Arkema (A)	102,442	11,217
AXA	114,879	2,451
BNP Paribas (A)	549,008	42,794
Bouygues	21,288	982
Christian Dior	6,546	1,010

2	SEI Institutional Investments Trust /Annual Reporting/ May 31, 2011

Schedule of Investments

World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Cie Generale de Geophysique-Veritas*	25,485	$952
Compagnie de St.-Gobain	17,722	1,170
Credit Agricole (A)	155,860	2,380
Danone	22,118	1,620
Eutelsat Communications	20,583	912
France Telecom ADR (A)	1,236,800	28,335
Gaz de France	61,943	2,276
Lafarge	261,904	18,058
Lagardere S.C.A.	9,400	383
L’Oreal	15,004	1,886
LVMH Moet Hennessy Louis Vuitton (A)	161,490	28,068
Metropole Television	28,650	672
Natixis (A)	206,388	1,159
PagesJaunes Groupe (A)	43,824	451
Pernod-Ricard	8,285	836
Peugeot	285,830	12,085
PPR (A)	6,611	1,149
Publicis Groupe	276,141	15,165
Safran	12,034	489
Sanofi-Aventis	226,667	17,929
Schneider Electric	6,329	1,043
SES Global	24,337	654
Societe BIC	3,747	353
Societe Generale (A)	44,769	2,654
Sodexo	6,621	509
Technip	8,719	937
Teleperformance	19,701	673
Total (A)	520,408	29,948
Unibail-Rodamco‡	2,869	646
Valeo	83,959	5,313
Vinci	22,963	1,480
Vivendi	508,239	14,171

		283,038

Germany — 6.2%
Aareal Bank*	8,028	280
Adidas	199,146	14,999
Allianz	135,931	18,795
BASF	156,189	14,429
Bayer	16,276	1,332
Bayerische Motoren Werke (A)	72,345	6,394
Celesio	53,600	1,285
Commerzbank	205,208	938
Deutsche Bank (A)	343,252	20,437
Deutsche Lufthansa	680,824	14,818
Deutsche Post	44,267	833
Dialog Semiconductor* (A)	633,148	11,992
E.ON	85,702	2,431
Fresenius	6,693	702
Fresenius Medical Care (A)	347,985	25,183
GEA Group	395,269	13,280
Hannover Rueckversicherung	10,411	553
Henkel	251,392	14,554
Hochtief	4,198	353
Infineon Technologies	2,258,892	26,113
Kabel Deutschland Holding*	195,404	13,321
Linde	7,118	1,203
Merck KGaA	6,778	744
Metro	9,543	636
Muenchener Rueckversicherungs	122,012	18,698

Description	Shares	Market Value ($ Thousands)

Norddeutsche Affinerie	18,985	$1,184
RWE	24,302	1,416
SAP	788,593	48,941
Siemens	259,362	34,676
Suedzucker	122,611	3,858
ThyssenKrupp	10,854	515
TUI (A)	56,452	625
Volkswagen	9,743	1,631

		317,149

Greece — 0.0%
Diana Shipping*	37,938	436
OPAP	53,895	988

		1,424

Hong Kong — 4.1%
AIA Group*	2,134,580	7,534
BOC Hong Kong Holdings	167,000	515
Cathay Pacific Airways	8,684,400	20,814
Chaoda Modern Agriculture	3,044,858	1,499
Cheung Kong Holdings	81,000	1,267
China High Precision Automation Group	2,423,078	1,866
China Mobile	866,500	7,916
CLP Holdings	1,397,000	11,927
CNOOC	13,808,597	34,799
Digital China Holdings	678,000	1,290
First Pacific	17,054,000	14,757
Hang Lung Properties	123,000	512
Henderson Land Development	108,000	733
Hengdeli Holdings	22,742,000	13,334
Hong Kong Exchanges and Clearing	1,059,500	23,745
Hongkong Land Holdings	238,000	1,764
Huabao International Holdings	1,932,796	2,729
Hutchison Telecommunications Hong Kong Holdings	1,170,000	382
Hutchison Whampoa	80,000	926
Jardine Matheson Holdings	167,200	8,761
Jardine Strategic Holdings	29,000	866
Li & Fung*	316,000	702
L’Occitane International*	4,866,750	12,765
Melco Crown Entertainment ADR*	22,400	251
Midland Holdings	720,000	504
MTR	156,000	573
New World Development	6,475,628	11,041
Polytec Asset Holdings	1,560,000	235
Power Assets Holdings	429,500	3,067
RCG Holdings*	137,229	23
Ruinian International	19,570,000	13,663
SJM Holdings	1,778,000	4,335
Sun Hung Kai Properties	88,000	1,370
Swire Pacific, Cl A	113,000	1,742
TPV Technology	1,266,000	744
Wharf Holdings	116,000	854
Wynn Macau	141,000	493
Yue Yuen Industrial Holdings	397,500	1,380

		211,678

3	SEI Institutional Investments Trust / Annual Reporting / May 31, 2011

Schedule of Investments

World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Hungary — 0.1%
MOL Hungarian Oil and Gas	22,583	$2,898

India — 1.1%
Allahabad Bank	689,196	3,019
Andhra Bank	613,283	1,951
Bank of India	279,351	2,779
Canara Bank	111,609	1,348
Dena Bank	480,718	998
Grasim Industries	6,300	322
IDBI Bank	991,510	2,962
India Cements	779,616	1,462
Indian Bank	128,394	634
Indian Overseas Bank	473,034	1,492
Infosys Technologies	50,394	3,116
ITC	913,420	3,921
JBF Industries	55,021	206
Mahindra & Mahindra	95,087	1,419
Nagarjuna Construction	723,608	1,378
Oriental Bank of Commerce	437,785	3,424
Power Finance	395,512	1,776
Reliance Infrastructure*	110,141	1,391
State Bank of India GDR	3,666	385
Tata Motors ADR (A)	757,300	18,349
Union Bank of India	250,202	1,769
Vijaya Bank	1,694,346	2,648
Welspun*	399,144	1,563
Zuari Industries	8,087	117

		58,429

Indonesia — 1.4%
APERAM	4,065	149
Astra International	2,477,962	17,056
Bank Mandiri	5,248,500	4,427
Bank Negara Indonesia Persero	12,191,707	5,535
Bank Rakyat Indonesia Persero	17,910,500	13,325
Gudang Garam	307,348	1,568
HM Sampoerna	17,500	59
Indofood CBP Sukses Makmur TBK*	2,082,849	1,232
Indofood Sukses Makmur	20,526,000	12,986
Kalbe Farma	32,362,000	13,554
Telekomunikasi Indonesia	1,846,962	1,666

		71,557

Ireland — 0.5%
Covidien	240,500	13,228
CRH	34,657	754
Experian	978,318	12,882

		28,864

Israel — 1.0%
Bank Hapoalim*	1,113,286	5,736
Check Point Software
Technologies* (A)	87,136	4,786
Israel Chemicals	116,731	1,905
Israel Discount Bank, Cl A*	947,664	1,894
Teva Pharmaceutical Industries	49,873	2,556

Description	Shares	Market Value ($ Thousands)

Teva Pharmaceutical Industries ADR	655,050	$33,342

		50,219

Italy — 1.3%
Assicurazioni Generali	49,335	1,079
Atlantia	20,925	494
Banca Intesa (A)	994,672	2,578
Banca Intesa RNC (A)	1,094,066	2,383
Banca Monte dei Paschi di
Siena (A)	792,378	1,000
Banche Popolari Unite (A)	66,984	525
Banco Popolare Scarl	207,977	541
Enel	1,433,868	9,841
ENI	155,131	3,715
Exor	96,733	3,257
Fiat	63,575	675
Finmeccanica	47,113	586
Indesit (A)	34,599	381
Lottomatica* (A)	107,049	2,164
Mediaset (A)	111,167	581
Parmalat	3,462,367	12,832
Saipem (A)	73,640	3,882
Snam Rete Gas (A)	132,513	781
Sorin*	105,287	306
Telecom Italia	1,645,161	2,176
Tod’s	102,164	13,167
UniCredito Italiano	1,653,448	3,753

		66,697

Japan — 11.2%
77 Bank	109,000	420
Aeon	835,000	9,631
Aisin Seiki	67,300	2,485
Alfresa Holdings	27,100	978
All Nippon Airways	256,000	778
Alpine Electronics	57,100	762
Arnest One	58,500	547
Asahi Breweries	21,500	419
Asahi Glass	204,000	2,403
Asahi Glass ADR	752,900	8,779
Asahi Kasei	201,000	1,316
Astellas Pharma	178,900	6,827
Bank of Yokohama	82,000	398
Benesse	4,800	207
Bridgestone	14,600	332
Brother Industries	19,200	271
Calsonic Kansei	92,000	435
Canon	354,216	17,026
Central Glass	71,000	314
Central Japan Railway	530	4,162
Chiba Bank	53,000	318
Chubu Electric Power	30,300	478
Chugai Pharmaceutical	20,500	337
Cosmo Oil	314,000	943
Dai Nippon Printing	49,000	560
Daicel Chemical Industries	520,000	3,335
Daihatsu Motor	314,000	5,191
Dai-ichi Life Insurance	6,113	9,240
Daiichi Sankyo	37,100	720
Daiichikosho	23,200	379
Daikin Industries	8,700	290

4	SEI Institutional Investments Trust / Annual Reporting / May 31, 2011

Schedule of Investments

World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Daikyo (A)	698,000	$1,186
Dainippon Screen Manufacturing	628,000	5,249
Dainippon Sumitomo Pharma	188,400	1,776
Daito Trust Construction	55,300	4,574
Daiwa House Industry	824,000	10,061
Daiwa Securities Group	91,000	373
Dena	56,500	2,006
Denso	19,600	703
East Japan Railway	42,400	2,474
Ebara	742,000	3,946
EDION (A)	243,300	2,073
Eisai (A)	13,100	498
Elpida Memory* (A)	197,700	2,725
Fanuc	109,200	16,789
Fast Retailing	3,700	539
Fuji Heavy Industries ADR	119,300	8,768
FUJIFILM Holdings	118,100	3,487
Fujitsu	1,456,000	7,653
Fukuoka Financial Group	144,000	571
Gunma Bank	44,000	230
Hankyu Hanshin Holdings	127,000	477
Hino Motors	270,000	1,479
HIS	22,000	515
Hitachi	6,909,600	39,464
Honda Motor	49,000	1,864
Hoya	23,500	487
Idemitsu Kosan	31,900	3,530
IHI	1,350,000	3,340
Inpex	239	1,730
IT Holdings	81,500	701
Itochu	91,500	944
Itochu Techno-Solutions	13,800	465
Japan Securities Finance	1,901,500	11,047
Japan Tobacco	300	1,160
JFE Holdings	16,100	402
JS Group	11,100	270
Kaken Pharmaceutical	85,000	1,199
Kansai Electric Power	31,500	537
Kao	12,700	326
Kawasaki Kisen Kaisha	107,000	359
KDDI	4,465	31,987
Keihin	10,100	207
Kewpie	19,700	240
Keyence	1,800	472
Komatsu	978,896	29,304
K’s Holdings	207,100	7,826
Kyocera	9,900	1,037
Maeda Road Construction	71,000	612
Marubeni	893,000	6,232
Medipal Holdings	159,500	1,419
Millea Holdings	20,600	565
Miraca Holdings	80,400	3,152
Mitsubishi	71,400	1,808
Mitsubishi Chemical Holdings	55,500	386
Mitsubishi Electric	116,000	1,307
Mitsubishi Estate	32,000	570
Mitsubishi Heavy Industries	192,000	931
Mitsubishi UFJ Financial Group	4,571,208	21,101
Mitsui	107,900	1,838
Mitsui ADR	56,100	19,114
Mitsui Fudosan	25,000	420
Mitsui OSK Lines	110,000	588

Description	Shares	Market Value ($ Thousands)

Mitsui Sumitomo Insurance Group Holdings	28,500	$665
Mitsui Trust Holdings	95,060	326
Mizuho Financial Group	14,086,200	22,194
Murata Manufacturing	6,800	428
Nagase	53,000	612
NEC Networks & System Integration	39,800	493
Nichii Gakkan	131,200	1,110
Nidec	4,300	389
Nintendo	2,900	674
Nippo	62,000	437
Nippon Electric Glass	56,000	791
Nippon Express	83,000	321
Nippon Flour Mills	78,000	357
Nippon Light Metal	1,264,000	2,521
Nippon Meat Packers	210,000	2,952
Nippon Paper Group (A)	78,300	1,656
Nippon Telegraph & Telephone	359,700	16,914
Nippon Yusen ADR	2,402,800	18,261
Nippon Yusen	168,000	633
Nitto Denko ADR (A)	345,930	18,009
Nitto Denko	5,300	277
NKSJ Holdings	64,000	404
Nomura Holdings	196,900	989
Noritsu Koki	8,200	45
NTT Data	393	1,238
OJI Paper	61,000	271
Omron	8,600	221
Oriental Land	2,500	212
ORIX	6,930	662
Osaka Gas	56,000	199
Osaka Securities Exchange	2,639	11,256
Otsuka Holdings	28,100	739
Panasonic	34,700	407
Resona Holdings	160,000	707
Ricoh	25,000	276
Saizeriya	75,900	1,345
Sankyo	6,400	340
Sanrio	141,600	5,421
Sapporo Hokuyo Holdings	224,800	913
Secom	8,400	398
Sega Sammy Holdings	129,200	2,503
Seino Holdings	165,000	1,172
Sekisui House	20,000	191
Seven & I Holdings	17,500	464
Sharp	47,000	440
Shin-Etsu Chemical	24,700	1,281
Shizuoka Bank	62,000	569
Showa Shell Sekiyu	64,800	635
SMC	6,300	1,011
Softbank	397,600	15,392
Sojitz	1,141,600	2,122
Sony	58,400	1,555
Sumitomo	80,700	1,075
Sumitomo Chemical	84,000	420
Sumitomo Electric Industries	46,800	673
Sumitomo Metal Industries	440,000	899
Sumitomo Metal Mining	23,000	372
Sumitomo Mitsui Financial Group	77,900	2,253
Sumitomo Osaka Cement	82,000	209
Sysmex	369,200	13,152

5	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Takeda Pharmaceutical	262,500	$12,488
Tanabe Seiyaku	19,600	330
TDK	5,400	284
Terumo	5,900	333
Toagosei	341,000	1,729
Tohoku Electric Power	18,700	219
Tokyo Electric Power (A)	141,000	550
Tokyo Electron	9,300	513
Tokyo Gas	81,000	345
Tokyu	131,000	542
TonenGeneral Sekiyu	106,000	1,299
Toppan Printing	51,000	390
Toshiba	168,000	889
Toshiba TEC	168,000	769
Toyo Seikan Kaisha	90,300	1,398
Toyota Motor	587,847	24,602
Unicharm	6,900	280
Unipres	14,200	323
Watabe Wedding	7,955	65
West Japan Railway	226	863
Yahoo! Japan	2,373	786
Zeon	676,000	5,900

		574,722

Kazakhstan — 0.0%
KazMunaiGas Exploration Production GDR	101,048	2,177

Malaysia — 0.2%
Affin Holdings	236,400	258
Axiata Group*	1,951,800	3,242
EON Capital	119,600	300
Hong Leong Bank	293,133	1,198
Hong Leong Financial Group	94,700	374
Malayan Banking	332,000	983
Proton Holdings	131,700	151
RHB Capital	1,047,100	3,207
Telekom Malaysia	2,081,500	2,690

		12,403

Mexico — 1.4%
Alfa, Cl A	150,804	2,177
America Movil, Ser L	1,880,415	4,955
America Movil ADR, Ser L	62,050	3,270
Bolsa Mexicana de Valores	658,934	1,384
Genomma Lab Internacional, Cl B*	6,295,638	16,209
Grupo Financiero Banorte, Ser O	540,699	2,511
Grupo Lamosa*	17,900	29
Grupo Televisa	487,166	2,280
OHL Mexico*	1,046,620	2,170
Telefonos de Mexico ADR (A)	906,026	16,182
Telefonos de Mexico, Cl L	436,600	391
Urbi Desarrollos Urbanos*	900,515	1,876
Wal-Mart de Mexico	5,529,900	16,770

		70,204

Netherlands — 3.6%
Aegon*	144,769	1,012
Akzo Nobel	18,829	1,358

Description	Shares	Market Value ($ Thousands)

ArcelorMittal	650,198	$21,663
ASML Holding	36,326	1,410
European Aeronautic Defense and Space	324,144	10,662
Heineken	20,542	1,235
ING Groep*	1,734,405	20,892
Koninklijke Ahold	162,176	2,310
Koninklijke DSM	203,508	13,614
Koninklijke Philips Electronics	32,299	895
Nutreco	25,359	1,932
Reed Elsevier	1,374,317	18,461
Royal Dutch Shell, Cl B	139,957	5,066
Royal Dutch Shell, Cl A (GBP)	291,037	10,500
Royal Dutch Shell ADR, Cl A (A)	426,100	30,436
Royal Dutch Shell, Cl A (A)	932,714	33,214
Unilever	100,589	3,280
Yandex, Cl A* (A)	146,500	4,901

		182,841

New Zealand — 0.0%
Telecom of New Zealand	1,145,450	2,280

Norway — 1.6%
DnB (A)	54,877	825
Marine Harvest	2,510,685	2,476
Norsk Hydro	43,190	346
Seadrill	1,008,002	36,300
Statoil ADR (A)	724,300	19,078
Statoil (A)	578,920	15,236
Telenor (A)	77,412	1,307
Yara International (A)	94,112	5,652

		81,220

Pakistan — 0.0%
Pakistan Telecommunication	1,439,600	294

Poland — 0.5%
Getin Holding*	127,622	643
KGHM Polska Miedz	254,013	17,726
Netia*	107,362	224
Polish Oil & Gas	144,830	231
Polski Koncern Naftowy Orlen	222,160	4,360
Tauron Polska Energia*	146,318	351

		23,535

Portugal — 0.3%
Cimpor Cimentos de Portugal	60,989	465
Inapa-Invest Particip Gesta*	122,900	53
Jeronimo Martins	745,360	13,930
Portugal Telecom (A)	87,367	953

		15,401

Russia — 1.2%
Alliance Oil*	121,861	2,235
Globaltrans Investment GDR	112,125	2,175
LSR Group GDR	289,907	2,432

6	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($Thousands)

Lukoil ADR	302,793	$19,470
Magnit GDR	463,895	14,265
Magnitogorsk Iron & Steel Works GDR	230,786	2,726
Mail.ru Group GDR*	397,498	13,634
Mobile Telesystems ADR	128,157	2,598

		59,535

Singapore — 1.1%
DBS Group Holdings	568,000	6,810
Golden Agri-Resources	1,518,000	849
Ho Bee Investment	11,428,000	13,423
Jardine Cycle & Carriage	17,000	558
Keppel	47,600	444
Oversea-Chinese Banking	85,000	654
Singapore Airlines	255,000	2,925
Singapore Press Holdings	178,000	557
Singapore Telecommunications	618,000	1,607
United Overseas Bank	63,000	992
United Overseas Bank ADR	651,400	20,649
UOB-Kay Hian Holdings	82,000	113
UOL Group	57,000	228
Wilmar International	182,000	784
Yangzijiang Shipbuilding Holdings	2,958,000	3,834

		54,427

South Africa — 1.0%
African Bank Investments	530,543	2,766
Harmony Gold Mining	189,131	2,625
Impala Platinum Holdings	128,271	3,551
Mondi	238,644	2,331
Mr Price Group	277,292	2,600
MTN Group	207,042	4,389
Sasol ADR (A)	590,100	31,641
Telkom	156,770	836

		50,739

South Korea — 4.4%
Celltrion	55,890	1,896
Daewoo Shipbuilding & Marine Engineering	78,782	3,256
Daum Communications	134,708	13,082
Hana Financial Group	272,820	9,784
Hyundai Hysco	59,310	2,819
Hyundai Motor	175,083	40,966
KB Financial Group	47,481	2,266
Kia Motors	284,715	19,972
KISCO Holdings	4,036	137
Korea Exchange Bank	26,100	225
Korea Zinc	4,032	1,524
LG	108,687	9,064
LG Chemical	11,640	5,771
LG Electronics	27,553	2,482
LG Hausys	1,304	88
LG.Philips LCD	77,150	2,567
Lock & Lock	398,414	14,565
MegaStudy	7,886	1,161
Nong Shim	959	223
POSCO ADR	177,100	18,068
Samsung Electronics	28,238	23,603
Shinhan Financial Group	69,306	3,118
Shinsegae	10,505	2,628

Description	Shares	Market Value ($Thousands)

SK Holdings	51,809	$9,770
SK Telecom ADR (A)	1,320,138	23,353
Woori Finance Holdings	347,520	4,460
Woori Finance Holdings ADR (A)	256,200	9,920

		226,768

Spain — 0.8%
Abertis Infraestructuras	28,395	655
ACS Actividades Construcciones y Servicios (A)	10,712	514
Banco Bilbao Vizcaya Argentaria	166,650	1,944
Banco Pastor	164	1
Banco Santander Central Hispano	359,251	4,268
Criteria Caixacorp	103,930	755
Ferrovial (A)	104,085	1,320
Fomento de Construcciones y Contratas (A)	14,392	441
Gas Natural	42,811	812
Iberdrola	206,785	1,828
Inditex	19,764	1,795
Repsol	69,685	2,372
Telefonica	1,026,466	24,902

		41,607

Sweden — 1.6%
Atlas Copco, Cl B	26,818	630
Atlas Copco, Cl A*	422,086	5,690
Atlas Copco*	28,597	23
Billerud	58,221	652
Electrolux, Cl B	75,836	2,056
Hennes & Mauritz, Cl B (A)	653,593	24,241
Industrivarden, Cl C	89,672	1,581
Kinnevik Investment, Cl B	315,955	7,717
Nordea Bank	118,416	1,387
Sandvik	26,061	493
Scania, Cl B	47,854	1,177
Skandinaviska Enskilda Banken, Cl A	67,178	601
Svenska Cellulosa, Cl B	59,373	921
Svenska Cellulosa ADR (A)	1,261,000	19,735
Svenska Handelsbanken, Cl A	16,131	541
Swedbank, Cl A	482,155	8,945
Telefonaktiebolaget LM Ericsson, Cl B	99,708	1,472
Volvo, Cl B	313,776	5,659

		83,521

Switzerland — 4.7%
ABB	286,322	7,684
Clariant	216,718	4,762
Credit Suisse Group	904,290	38,826
Dufry Group	111,650	14,531
EGL	83	69
Forbo Holding	2,368	1,943
Givaudan	469	517
Helvetia Holding	604	266
Holcim	15,952	1,270
Julius Baer Group	248,591	10,889
Meyer Burger Technology*	16,709	747
Nestle	670,528	43,043
Novartis	493,108	31,799
PSP Swiss Property*	4,099	389

7	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($Thousands)

Roche Holding	57,447	$10,103
Schindler Holding	19,166	2,414
STMicroelectronics	1,888,751	21,079
Swatch Group	5,006	448
Swatch Group, Cl B	11,253	5,598
Swiss Life Holding	4,820	804
Swiss Re*	21,092	1,255
Syngenta	4,136	1,428
Synthes (B)	5,326	927
UBS	478,833	9,174
Xstrata	37,497	880
Zurich Financial Services ADR	1,106,400	29,607
Zurich Financial Services	4,682	1,252

		241,704

Taiwan — 2.0%
Catcher Technology	439,000	2,865
Cathay Financial Holding	1,126,900	1,835
Chinatrust Financial Holding	2,613,063	2,325
CTCI	225,000	297
E Ink Holdings	1,659,000	3,740
Far Eastern Textile	1,348,194	2,134
Formosa Plastics	1,092,000	4,192
Fubon Financial Holding	8,207,674	11,986
High Tech Computer	861,632	36,682
HON HAI Precision Industry	1,071,400	3,757
Hwa Fong Rubber*	616,000	210
Long Bon International*	488,000	193
MediaTek	223,620	2,497
Mega Financial Holding	1,349,000	1,154
Taishin Financial Holding	2,049,730	1,230
Taiwan Fertilizer	660,000	2,162
Taiwan Semiconductor Manufacturing ADR	844,000	11,529
Taiwan Semiconductor Manufacturing	2,393,014	6,405
United Microelectronics	4,159,000	2,148
United Microelectronics ADR (A)	1,211,600	3,295

		100,636

Thailand — 1.1%
Bangkok Bank	1,564,600	8,365
Bangkok Bank NVDR	944,889	5,052
Bank of Ayudhya	1,552,600	1,435
Bumrungrad Hospital	899,904	1,158
Charoen Pokphand Foods	4,452,700	4,409
CP ALL	9,100,000	13,365
Kasikornbank	1,217,700	5,003
Krung Thai Bank	6,538,300	4,122
Quality Houses	188,530,243	12,693
Thanachart Capital	276,700	278
Total Access Communication	982,500	1,856

		57,736

Turkey — 0.7%
Arcelik	553,608	2,876
Bizim Toptan Satis Magazalari	76,411	1,310
Cimsa Cimento Sanayi VE Tica	185,374	1,063
Emlak Konut Gayrimenkul Yatirim Ortakligi‡	1,058,383	1,941
Ford Otomotiv Sanayi	205,416	1,761
Haci Omer Sabanci Holding	374,982	1,652

Description	Shares	Market Value ($Thousands)

KOC Holding	952,461	$4,316
Petkim Petrokimya Holding*	1,105,254	1,722
Turk Ekonomi Bankasi	1,087,397	1,490
Turkiye Garanti Bankasi	2,451,369	10,924
Turkiye Sinai Kalkinma Bankasi	1,504,570	2,514

		34,233

United Kingdom — 12.5%
Aberdeen Asset Management	55,503	214
Anglo American	13,780	687
Antofagasta	114,790	2,511
ARM Holdings	1,557,790	14,679
Associated British Foods	131,274	2,327
AstraZeneca ADR (A)	582,600	30,528
AstraZeneca	527,451	27,586
Aviva	246,944	1,776
BAE Systems ADR	893,900	19,487
BAE Systems	162,375	883
Barclays	702,703	3,200
Barclays ADR (A)	519,800	9,559
BG Group	1,270,462	29,412
BHP Billiton	312,986	12,379
BP	1,063,813	8,201
BP PLC ADR	148,475	6,865
British American Tobacco	820,626	36,766
British Land‡	377,790	3,715
British Sky Broadcasting Group	65,849	902
BT Group, Cl A	946,797	3,129
Cairn Energy*	254,157	1,846
Cape	112,128	975
Carnival	512,124	20,576
Catlin Group	419,885	2,886
Centrica	1,545,187	8,090
Compass Group	79,713	775
Diageo	414,726	8,833
Diageo ADR	254,800	21,681
Drax Group	152,300	1,166
Essar Energy*	123,686	928
Fresnillo	14,796	355
GlaxoSmithKline	94,938	2,063
GlaxoSmithKline ADR (A)	747,000	32,464
HSBC Holdings	1,224,117	12,790
Imperial Tobacco Group	1,205,717	43,184
Intermediate Capital Group	2,429,095	13,778
Investec	411,432	3,435
Kingfisher	3,771,979	17,825
Lloyds Banking Group*	3,304,666	2,828
Man Group	3,235,942	13,683
Marks & Spencer Group	120,087	788
Marks & Spencer Group ADR	825,200	10,761
National Grid	133,575	1,377
Old Mutual	248,759	537
Pearson	908,579	17,078
Prudential	42,201	512
Reckitt Benckiser Group	419,556	23,735
Reed Elsevier	77,788	706
Rexam	94,410	622
Rio Tinto	284,774	19,898
Rio Tinto ADR (A)	292,100	20,482
Rolls-Royce Holdings	58,961	617
Royal Bank of Scotland Group*	5,824,169	4,084
SABMiller	359,777	13,321

8	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Sage Group ADR	487,400	$9,295
Scottish & Southern Energy	49,819	1,130
Shire	131,890	4,162
Standard Chartered	807,248	21,631
Tesco	3,946,687	27,222
Unilever ADR (A)	639,000	20,825
Unilever	88,254	2,863
Vodafone Group	4,014,550	11,164
WH Smith	40,700	325
William Hill	192,915	679
WPP	69,774	869

		639,650

United States — 1.5%
Advance America Cash Advance Centers	171,640	1,056
American Equity Investment Life Holding	16,752	217
Astoria Financial	33,857	492
Axis Capital Holdings	556,100	18,318
Boise (A)	478,443	4,038
Calamos Asset Management, Cl A	36,343	545
Capital One Financial	287,624	15,629
Cash America International	13,535	705
Central Garden and Pet*	45,888	469
ConocoPhillips	110,854	8,117
Golden Star Resources*	377,686	1,006
RenaissanceRe Holdings	148,500	10,686
Schlumberger	258,250	22,137
Thomson Reuters (CAD)	42,951	1,673
Tyson Foods, Cl A	72,753	1,384
Virgin Media (A)	399,843	13,043
World Acceptance* (A)	19,648	1,310

		100,825

Total Common Stock (Cost $4,172,173) ($ Thousands)		4,803,832

PREFERRED STOCK — 1.1%

Brazil — 0.1%
Cia Energetica de Minas Gerais	112,601	2,107
Randon Participacoes	291,532	2,284
Tekno Industria e Comercio	1	—
Tim Participacoes	369,574	1,771

		6,162

Germany — 1.0%
Bayerische Motoren Werke	8,407	502
Henkel	118,376	8,366
Hugo Boss	134,617	12,095
KSB	304	256
RWE	11,330	621
Volkswagen	162,468	28,822

		50,662

Total Preferred Stock (Cost $38,662) ($ Thousands)		56,824

	Number Of Warrants

WARRANT — 0.0%

Hong Kong — 0.0%
Henderson Land Development, Expires 12/31/49*	7,200	—

Description		Shares	Market Value ($ Thousands)

Total Warrant (Cost $0) ($ Thousands)			$—

		Number Of Rights
RIGHTS — 0.0%

Italy — 0.0%
Intesa, Expires 06/14/11		2,227,290	394

Spain — 0.0%
Gas Natural SDG, Expires 06/17/11		42,811	29

Total Rights (Cost $0) ($ Thousands)			423

EXCHANGE TRADED FUND — 0.0%

United States — 0.0%
iShares MSCI EAFE Index Fund		3,800	236

Total Exchange Traded Fund (Cost $189) ($ Thousands)			236

AFFILIATED PARTNERSHIP — 10.1%
SEI Liquidity Fund, L.P.,		519,185,796	516,462
0.150% ** † (F)

Total Affiliated Partnership (Cost $519,186) ($ Thousands)			516,462

TIME DEPOSITS — 1.0%

United States — 1.0%
Brown Brothers Harriman
3.977%, 06/01/11	ZAR	1	—
3.866%, 06/01/11	AUD	—	—
1.405%, 06/01/11	NOK	1,705	316
0.932%, 06/01/11	SEK	823	133
0.430%, 06/01/11	EUR	5,293	7,609
0.231%, 06/01/11	CAD	1,921	1,983
0.200%, 06/01/11	DKK	1	—
0.103%, 06/01/11	GBP	354	583
0.030%, 06/01/11	USD	36,783	36,783
0.010%, 06/01/11	JPY	97,487	1,200
0.010%, 06/01/11	SGD	254	206
0.005%, 06/01/11	CHF	329	386
0.005%, 06/01/11	HKD	30,115	3,872

Total Time Deposits (Cost $53,071) ($ Thousands)			53,071

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Pr ime Obligation Fund, Cl A
0.050%, 05/31/11** †		110,139	110,139

Total Cash Equivalent (Cost $110,139) ($ Thousands)			110,139

9	SEI Institutional Investments Trust /Annual Report/ May 31, 2011

Schedule of Investments

World Equity Ex-US Fund

May 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills (D) (E)
0.180%, 06/16/11	$450	$450
0.088%, 07/21/11	1,000	1,000
0.042%, 06/30/11	9,687	9,687

Total U.S. Treasury Obligations (Cost $11,136) ($ Thousands)		11,137

Total Investments —108.2% (Cost $4,904,556)($ Thousands)		$5,552,124

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,274	Jun-2011	$325
FTSE 100 Index	386	Jun-2011	439
Hang Seng Index	37	Jun-2011	200
Nikkei 225 Index	11	Jun-2011	(49)
S&P TSE 60 Index	125	Jun-2011	252
SPI 200 Index	118	Jul-2011	37
Topix Index	314	Jun-2011	229

			$1,433

For the period ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $5,129,089($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at May 31, 2011. The total value of securities on loan at May 31, 2011 was $506,413 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of May 31, 2011 was $2,628 and represented 0.05% of Net Assets.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2011 was $516,462 ($ Thousands)

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depository Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

MSCI EAFE — Morgan Stanley Capital International Europe, Australia, and the Far East

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

Ser — Series

SPI — Share Price Index

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,803,928	$2,904	$—	$4,803,832
Preferred Stock	56,824	—	—	56,824
Rights	423	—	—	423
Warrant	—	—	—	—
Exchange Traded Fund	236	—	—	236
Affiliated Partnership	—	516,462	—	516,462
Time Deposits	53,071	—	—	53,071
Cash Equivalent	110,139	—	—	110,139
U.S. Treasury Obligations	—	11,137	—	11,137

Total Investments in Securities	$5,021,621	$530,503	$—	$5,552,124

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,433	$—	$—	$1,433

Total Other Financial Instruments	$1,433	$—	$—	$1,433

*	Future contracts are valued at the unrealized depreciation on the instrument.

For the period ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended May 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Annual Reporting / May 31, 2011

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.4%

Australia — 3.4%
Amcor	1,452	$11
Australia & New Zealand Banking
Group	674	16
BGP Holdings*	4,500	—
BHP Billiton	18,927	895
Commonwealth Bank of Australia	313	17
Crown	710	7
CSL	216	8
Leighton Holdings	280	7
National Australia Bank	757	21
Orica	342	9
Qantas Airways	2,889	6
Rio Tinto	4,225	367
Santos	15,426	243
Suncorp Group	889	8
TABCORP Holdings	789	7
Tatts Group	1,889	5
Thorn Group	18,819	42
Transurban Group	1,271	7
Wesfarmers	370	13
Westfield Group‡	856	8
Westpac Banking	894	21
Woodside Petroleum	2,640	131
Woolworths	508	15
		1,864

Austria — 0.5%
Erste Group Bank	160	8
IMMOFINANZ*	982	4
OMV	4,323	179
Voestalpine	1,275	64
		255

Belgium — 0.3%
Belgacom	306	11
Groupe Bruxelles Lambert	109	10
InBev	483	29
KBC Groep	332	14
Recticel	5,843	65
Solvay	82	12
		141

Brazil — 2.6%
BM&F Bovespa SA	35,800	255
Centrais Eletricas Brasileiras ADR	14,779	213
Cia Vale do Rio Doce ADR, Cl B	8,383	271
Embraer ADR	6,200	200
Natura Cosmeticos	10,100	268
Tim Participacoes ADR	4,180	205
		1,412

Canada — 5.3%
Athabasca Oil Sands*	2,400	44
Bank of Montreal	200	13
Bank of Nova Scotia	300	18
Barrick Gold	800	38
Bombardier, Cl B	600	4

Description	Shares	Market Value ($ Thousands)

Brookfield Asset Management, Cl A	200	$7
Brookfield Real Estate Services	2,000	31
Canadian Imperial Bank of Commerce	129	11
Canadian National Railway	4,219	330
Canadian Natural Resources	7,100	309
Canadian Oil Sands	800	25
Cenovus Energy	4,674	173
Domtar	519	53
Dorel Industries, Cl B	1,100	33
Enbridge	4,520	152
High Liner Foods	400	6
IGM Financial	5,200	268
Imperial Oil	900	45
Lundin Mining*	13,600	101
Magellan Aerospace*	1,300	7
Magna International, Cl A	3,600	174
Manulife Financial	700	12
Nexen	1,906	44
Nordion	3	—
Onex	100	4
Pacific Rubiales Energy	1,300	36
Potash Corp of Saskatchewan	8,160	462
Research In Motion*	4,268	183
Royal Bank of Canada	300	18
Shaw Communications, Cl B	400	9
Sun Life Financial	300	9
Talisman Energy	2,500	53
Tembec*	1,000	4
Toronto-Dominion Bank	300	26
Valeant Pharmaceuticals International	2,180	114
Viterra, Cl Common Subscription Recei	7,200	88
Yellow Media	1,600	6
		2,910

China — 3.5%
Agricultural Bank of China*	480,000	293
Anhui Conch Cement	18,000	80
Bank of China	412,000	228
China Life Insurance	50,742	179
China Merchants Bank	110,624	282
China Minzhong Food*	58,000	76
China Telecom	6,000	4
Focus Media Holding ADR*	2,485	78
Industrial & Commercial Bank of China	432,000	362
Sina*	370	44
Sinopharm Group	56,135	201
Tencent Holdings	3,767	108
		1,935

Denmark — 1.8%
AP Moller - Maersk, Cl B	32	308
AP Moller - Maersk, Cl A	3	28
Danske Bank	383	8
Novo-Nordisk, Cl B	4,987	624
		968

1	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Finland — 0.7%
Fortum	363	$12
Nokia	2,408	17
Norvestia, Cl B	38	1
Sampo, Cl A	4,230	138
Stora Enso, Cl R	18,473	206
UPM-Kymmene	422	8

		382

France — 7.0%
Accor	165	7
Air Liquide	3,002	417
Alcatel-Lucent	29,640	167
Arkema	611	67
AXA	1,387	30
BNP Paribas	10,261	800
Bouygues	293	13
Christian Dior	78	12
Compagnie de St.-Gobain	2,754	182
Credit Agricole	1,882	29
Danone	1,736	127
Eutelsat Communications	248	11
Lafarge	5,158	356
Lagardere S.C.A.	113	5
Les Nouveaux Constructeurs Investissement	2,195	29
L’Oreal	181	23
LVMH Moet Hennessy Louis
Vuitton	2,955	514
Metropole Television	345	8
Natixis	2,492	14
PagesJaunes Groupe	528	5
Pernod-Ricard	99	10
Peugeot	4,199	177
PPR	79	14
Publicis Groupe	5,265	289
Safran	179	7
Sanofi-Aventis	5,426	429
SES Global	293	8
Societe Generale	545	32
Sodexo	79	6
Unibail-Rodamco‡	35	8
Vinci	316	20
Vivendi	1,085	30

		3,846

Germany — 8.2%
Adidas	3,400	256
Aleo Solar*	600	20
Allianz	3,742	517
BASF	5,030	465
Bayer	2,203	180
Bayerische Motoren Werke	1,859	164
Commerzbank	2,976	14
Deutsche Bank	10,561	629
Deutsche Lufthansa	693	15
Deutsche Post	612	12
E.ON	6,973	198
Fresenius	81	9
Fresenius Medical Care	8,211	594
Henkel	202	12

Description	Shares	Market Value ($ Thousands)

Hochtief	58	$5
Infineon Technologies	3,304	38
Leifheit	675	20
Linde	85	14
Merck KGaA	81	9
Metro	115	8
Muenchener Rueckversicherungs	89	14
RWE	330	19
SAP	11,167	693
Siemens	3,723	498
ThyssenKrupp	132	6
TUI	1,572	17
Volkswagen	528	88

		4,514

Greece — 0.0%
OPAP	1,551	28

Hong Kong — 4.7%
AIA Group*	36,600	129
Alco Holdings	54,000	25
Allan International Holdings	88,000	42
BOC Hong Kong Holdings	2,000	6
Cathay Pacific Airways	4,000	10
Cheung Kong Holdings	1,000	16
China Mobile	34,500	315
CLP Holdings	25,000	213
CNOOC	157,000	396
First Pacific	56,000	48
Hang Lung Properties	1,000	4
Henderson Land Development	2,000	14
Hong Kong Exchanges and Clearing	18,800	421
Hong Kong Ferry Holdings	10,000	9
Hongkong Land Holdings	14,000	104
Hutchison Whampoa	6,000	69
Jardine Strategic Holdings	2,342	70
Li & Fung*	4,000	9
Melco Crown Entertainment ADR*	590	7
MTR	2,000	7
Pacific Textile Holdings	75,000	49
Power Assets Holdings	10,500	75
SJM Holdings	48,000	117
Sun Hung Kai Properties	1,000	15
Swire Pacific, Cl A	17,500	270
Wharf Holdings	1,000	7
Wing On International	30,111	67
Wynn Macau	2,000	7
Yue Yuen Industrial Holdings	11,500	40

		2,561

Indonesia — 0.3%
APERAM	46	2
Asahimas Flat Glass	20,000	16
Bank Mandiri	159,500	134

		152

Ireland — 0.4%
Covidien	4,300	237

2	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

CRH	418	$9

		246

Israel — 1.2%
Check Point Software Technologies*	1,700	93
Israel Chemicals	1,408	23
Orbotech*	4,844	64
Teva Pharmaceutical Industries	602	31
Teva Pharmaceutical Industries ADR	9,100	463

		674

Italy — 1.3%
Assicurazioni Generali	595	13
Atlantia	288	7
Banca Intesa	25,445	60
Banca Monte dei Paschi di Siena	9,561	12
Banche Popolari Unite	808	6
Banco Popolare Scarl	2,509	7
Danieli & C Officine Meccaniche	620	17
Enel	38,336	263
Exor	2,175	73
Fiat	768	8
Lottomatica*	2,876	58
M & C*	20,499	7
Mediaset	1,341	7
Saipem	1,980	104
Snam Rete Gas	1,814	11
Telecom Italia	19,849	27
UniCredito Italiano	19,945	45

		725

Japan — 13.4%
Adores	9,000	6
Aeon	9,700	112
Aisin Seiki	200	7
All Nippon Airways	3,000	9
Arc Land Sakamoto	4,500	61
Asahi Breweries	200	4
Asahi Glass	2,000	24
Asahi Kasei	1,000	7
Asahi Kogyosha	2,000	9
Astellas Pharma	1,200	46
AT-Group	2,000	24
Bank of Yokohama	1,000	5
Belluna	5,450	36
Best Bridal	18	14
Best Denki	14,000	35
Bridgestone	200	5
Brother Industries	200	3
Canon	6,295	303
C’BON COSMETICS	1,400	27
Central Japan Railway	3	24
Century Tokyo Leasing	2,900	49
Chiba Bank	1,000	6
Chubu Electric Power	400	6
Chugai Pharmaceutical	200	3
Chuo Spring	3,000	10
Cosmo Oil	9,000	27
Dai Nippon Printing	1,000	11

Description	Shares	Market Value ($ Thousands)

Daihatsu Motor	5,000	$83
Dai-ichi Life Insurance	125	189
Daiichi Sankyo	400	8
Daikin Industries	200	7
Daito Trust Construction	700	58
Daiwa Securities Group	1,000	4
Denso	300	11
East Japan Railway	500	29
Ebara	16,000	85
Eisai	100	4
Elpida Memory*	1,200	17
Faith	198	33
Fanuc	2,700	415
Fields	16	27
First Juken	2,600	19
Fujitsu	1,000	5
Fukuoka Financial Group	1,000	4
Futaba Industrial	11,000	68
Gamecard-Joyco Holdings	1,000	12
Hankyu Hanshin Holdings	2,000	7
Happinet	600	7
HIS	6,700	157
Hitachi	58,000	331
Hokkaido Coca-Cola Bottling	1,000	5
Hokkan Holdings	5,000	14
Hokuriku Gas	3,000	8
Honda Motor	600	23
Hoya	200	4
Idemitsu Kosan	300	33
IHI	1,000	2
Inpex	7	51
IT Holdings	200	2
Itochu	1,200	12
Itochu-Shokuhin	100	3
Japan Tobacco	3	12
JFE Holdings	200	5
JS Group	100	2
Kamei	4,000	15
Kansai Electric Power	400	7
Kanto Auto Works	8,700	57
Kao	100	3
Kawasaki Kisen Kaisha	1,000	3
KDDI	59	423
Keiyo Gas	1,000	5
Kikuchi	600	11
Komatsu	19,300	578
KRS	900	9
K’s Holdings	5,000	189
Kyocera	100	10
Marubeni	20,000	140
Maruzen -General Commercial Kitchen Appliances & Equipment	2,000	13
Mikuni Coca-Cola Bottling	2,300	20
Millea Holdings	200	5
Mitani	3,100	39
Mitsubishi Chemical Holdings	1,000	7
Mitsubishi Electric	2,000	22
Mitsubishi Heavy Industries	3,000	15
Mitsubishi UFJ Financial Group	132,400	611
Mitsui OSK Lines	2,000	11

3	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Mitsui Sumitomo Insurance Group Holdings	400	$9
Mitsui Trust Holdings	1,490	5
Mizuho Financial Group	16,400	26
Murakami	1,000	12
Murata Manufacturing	100	6
Nakano	2,500	5
Nichireki	8,000	36
NIFTY	20	26
Nintendo	100	23
Nippon Electric Glass	1,000	14
Nippon Express	1,000	4
Nippon Paper Group	200	4
Nippon Telegraph & Telephone	5,700	268
Nippon Yusen	2,000	8
Nisshin Fudosan	4,800	28
Nissin Sugar Manufacturing	23,000	52
Nittan Valve	1,300	5
Nitto Denko	100	5
Nitto Fuji Flour Milling	2,000	7
NKSJ Holdings	1,000	6
Nomura Holdings	2,300	12
NTT Data	1	3
Obayashi Road	14,000	30
Omron	100	3
Onoken	3,300	28
ORIX	80	8
Otsuka Holdings	300	8
Pacific Industrial	4,000	19
Panasonic	500	6
Raysum	59	9
Resona Holdings	1,900	8
Saison Information Systems	1,300	17
San-Ai Oil	3,000	15
Sanoh Industrial	1,100	9
Sanrio	3,800	145
Sanyo Housing Nagoya	20	19
Secom	100	5
Seino Holdings	21,000	149
Senshu Electric	1,600	23
Seven & I Holdings	400	11
Sharp	1,000	9
Shidax	6,700	24
Shin-Etsu Chemical	200	10
Shoei Foods	1,000	6
Showa Shell Sekiyu	2,000	20
SMC	100	16
Softbank	700	27
Soken Chemical & Engineering	700	7
Sony	7,400	197
Starts	1,500	6
Sumitomo	1,100	15
Sumitomo Chemical	1,000	5
Sumitomo Electric Industries	700	10
Sumitomo Metal Industries	5,000	10
Sumitomo Metal Mining	1,000	16
Sumitomo Mitsui Financial Group	1,100	32
Taiyo Elec	1,100	8
Takagi Securities	12,000	13
Takeda Pharmaceutical	6,300	300
Tanabe Seiyaku	200	3
TDK	100	5

Description	Shares	Market Value ($ Thousands)

Terumo	100	$6
Tohoku Electric Power	200	2
Tokai	4,200	77
Tokyo Electric Power	1,900	7
Tokyo Electron	100	5
Tokyo Gas	1,000	4
Tokyu	1,000	4
Tokyu Construction	30,980	80
TonenGeneral Sekiyu	3,000	37
Toppan Printing	1,000	8
Toshiba	2,000	11
Toyota Motor	10,672	447
Toyota Tsusho	200	3
West Japan Railway	3	11
Yachiyo Industry	600	4
Yagi	300	4
Yahoo! Japan	26	9

		7,356

Malaysia — 0.9%
Axiata Group*	52,400	87
DRB-Hicom	169,400	126
EON Capital	9,500	24
Hong Leong Financial Group	7,200	28
Malayan Banking	76,700	227

		492

Mexico — 1.7%
Alfa, Cl A	4,500	65
America Movil, Ser L	4,300	11
America Movil ADR, Ser L	1,000	53
Gruma, Ser B, Cl B*	81,000	145
Grupo KUO De	9,900	17
Grupo Simec, Ser B, Cl B*	5,900	16
Industrias Bachoco ADR	587	15
Industrias Bachoco	4,617	10
Telefonos de Mexico ADR	10,647	190
Telefonos de Mexico, Cl L	99,400	89
Wal-Mart de Mexico	97,600	296

		907

Netherlands — 2.2%
Aegon*	1,746	12
Akzo Nobel	227	16
ArcelorMittal	11,522	384
ASML Holding	2,170	84
Core Laboratories	1,150	118
European Aeronautic Defense and Space	430	14
Heineken	249	15
ING Groep*	33,421	403
Koninklijke Ahold	579	8
Koninklijke DSM	130	9
Koninklijke Philips Electronics	443	12
Reed Elsevier	653	9
Unilever	1,214	40
Yandex, Cl A*	2,700	90

		1,214

4	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

New Zealand — 0.1%
Telecom of New Zealand	37,529	$75

Norway — 0.7%
DnB	662	10
Norsk Hydro	521	4
Seadrill	5,600	201
Telenor	934	16
Yara International	2,394	144

		375

Philippines — 0.0%
Alaska Milk	33,900	10
Philippine National Bank*	7,400	11

		21

Poland — 1.2%
Getin Holding*	3,605	18
KGHM Polska Miedz	5,174	361
Polski Koncern Naftowy Orlen	9,007	177
Tauron Polska Energia*	54,387	131

		687

Portugal — 0.0%
Cimpor Cimentos de Portugal	735	6
Portugal Telecom	1,054	11

		17

Russia — 0.1%
Surgutneftegaz ADR	3,407	33

Singapore — 0.8%
DBS Group Holdings	9,000	108
Golden Agri-Resources	18,000	10
GP Batteries International	17,000	16
Hiap Seng Engineering	89,000	32
Ho Bee Investment	16,000	19
Keppel	1,100	10
Oversea-Chinese Banking	3,000	23
QAF	30,000	15
Singapore Airlines	1,000	11
Singapore Press Holdings	2,000	6
Singapore Telecommunications	8,000	21
Technics Oil & Gas	43,000	35
United Overseas Bank	2,000	32
Wilmar International	3,000	13
Yangzijiang Shipbuilding Holdings	53,000	69

		420

South Africa — 0.2%
MTN Group	4,320	92
Stefanutti Stocks Holdings	7,228	13

		105

South Korea — 3.0%
Celltrion	1,490	50
Dae Han Flour Mills	108	16
Hana Financial Group	370	13

Description	Shares	Market Value ($ Thousands)

Hyundai Hysco	1,590	$76
Kia Motors	4,475	314
Kolon Industries	4,900	123
Korea Zinc	108	41
KyungDong City Gas	297	14
LG	440	37
LG Chemical	305	151
Nexen	1,031	70
Nong Shim Holdings	604	35
Samsung Electronics	376	314
SK Holdings	926	175
Taekwang Industrial	129	218
YESCO	1,030	23

		1,670

Spain — 1.3%
Abertis Infraestructuras	390	9
ACS Actividades Construcciones y Servicios	148	7
Banco Bilbao Vizcaya Argentaria	2,171	25
Banco Pastor	23	—
Banco Santander Central Hispano	4,336	52
Criteria Caixacorp	1,256	9
Ferrovial	1,428	18
Fomento de Construcciones y Contratas	198	6
Gas Natural	586	11
Iberdrola	2,830	25
Inditex	238	22
Repsol	2,055	70
Telefonica	18,015	437

		691

Sweden — 2.7%
Atlas Copco, Cl B	372	9
Atlas Copco, Cl A*	10,700	144
Atlas Copco*	372	—
Billerud	1,324	15
Hennes & Mauritz, Cl B	12,098	449
Husqvarna, Cl B	24,300	193
Nordea Bank	2,272	27
Sandvik	361	7
Scania, Cl B	344	8
Skandinaviska Enskilda Banken, Cl A	822	7
Svenska Cellulosa, Cl B	959	15
Svenska Handelsbanken, Cl A	194	6
Swedbank, Cl A	10,013	186
Telefonaktiebolaget LM Ericsson, Cl B	1,203	18
Volvo, Cl B	21,488	388

		1,472

Switzerland — 4.7%
Clariant	2,237	49
Credit Suisse Group	7,621	327
Givaudan	5	6
Holcim	192	15
Julius Baer Group	4,701	206
Nestle	13,535	869
Novartis	8,223	530
Roche Holding	932	164

5	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2011

Description	Shares	Market Value ($ Thousands)

Schindler Holding	479	$60
STMicroelectronics	11,541	129
Swatch Group	60	6
Swatch Group, Cl B	290	144
Swiss Re*	240	14
Syngenta	49	17
Synthes (A)	64	11
Xstrata	453	11
Zurich Financial Services	57	15

		2,573

Taiwan — 2.4%
Asia Polymer	30,000	53
Asustek Computer*	1,350	14
AU Optronics ADR	9,833	80
Catcher Technology	12,000	78
CMC Magnetics*	78,000	18
Elitegroup Computer Systems	52,000	17
Formosa Chemicals & Fibre	5,000	19
Formosa Petrochemical	7,000	25
Formosa Plastics	29,000	111
High Tech Computer	16,300	694
HON HAI Precision Industry	6,720	23
Nan Ya Plastics	6,000	17
Pegatron*	3,633	4
Quanta Computer	8,000	18
United Microelectronics ADR	41,062	112
Yageo	72,000	39
Zenitron	23,000	18

		1,340

Thailand — 0.5%
Bangchak Petroleum	7,700	5
Bangkok Bank NVDR	14,900	80
Charoen Pokphand Foods	119,600	118
PTT (Foreign)	6,800	80

		283

Turkey — 0.6%
KOC Holding	25,640	116
Turkiye Garanti Bankasi	44,300	198

		314

United Kingdom — 15.4%
Anglo American	167	8
Antofagasta	258	6
ARM Holdings	28,353	267
AstraZeneca	8,111	424
Aviva	12,251	88
BAE Systems	2,228	12
Barclays	27,788	127
BG Group	25,564	592
BHP Billiton	9,619	380
BP	36,825	284
BP PLC ADR	4,764	220
British American Tobacco	16,375	734
British Land‡	10,140	100
British Sky Broadcasting Group	794	11
BT Group, Cl A	6,559	22
Cairn Energy*	7,498	54
Carnival	10,053	404
Centrica	3,798	20

Description	Shares	Market Value ($ Thousands)

Compass Group	961	$9
Dart Group	7,297	10
Diageo	9,832	209
Essar Energy*	3,647	27
Fresnillo	178	4
GlaxoSmithKline	1,147	25
HSBC Holdings	40,573	424
Imperial Tobacco Group	9,059	324
Kingfisher	72,474	342
Lloyds Banking Group*	41,223	35
Marks & Spencer Group	1,448	10
Meggitt	28,430	172
National Grid	1,828	19
Old Mutual	3,004	7
Pearson	19,369	364
Prudential	500	6
Reckitt Benckiser Group	7,573	428
Reed Elsevier	938	9
Rexam	1,139	8
Rio Tinto	7,620	532
Rolls-Royce Holdings	810	9
Royal Bank of Scotland Group*	293,591	206
SABMiller	5,972	221
Scottish & Southern Energy	682	15
Shire	3,550	112
Standard Chartered	14,364	385
Tesco	72,888	503
Unilever	1,067	35
Vodafone Group	74,888	208
WPP	841	10

		8,421

United States — 1.3%
Capital One Financial	4,810	261
ConocoPhillips	3,750	275
Eli Lilly	1,230	47
Golden Star Resources*	1,195	3
Thomson Reuters (CAD)	500	20
Travelers	1,017	63
Tyson Foods, Cl A	1,055	20

		689

Total Common Stock (Cost $45,463) ($ Thousands)		51,768

PREFERRED STOCK — 1.1%

Brazil — 0.1%
Cia de Gas de Sao Paulo	2,100	60

Germany — 1.0%
Bayerische Motoren Werke	102	6
Henkel	165	12
RWE	243	13
Volkswagen	2,842	504
WMF Wuerttembergische Metallwarenfabrik	186	8

		543

Total Preferred Stock (Cost $353) ($ Thousands)		603

6	SEI Institutional Investments Trust / Annual Report / May 31, 2011

Schedule of Investments

Screened World Equity Ex-US Fund

May 31, 2011

Description		Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

		Number Of Rights

RIGHTS — 0.0%

Austria — 0.0%
OMV, Expires 06/08/11		4,323	$—

Italy — 0.0%
Intesa, Expires 06/14/11		25,445	5

Spain — 0.0%
Gas Natural SDG, Expires 06/17/11		586	—

Total Rights (Cost $0) ($ Thousands)			5

U.S. TREASURY OBLIGATION —0.4%
U.S. Treasury Bill
0.042%, 06/30/11 (B) (C)		$250	250

Total U.S. Treasury Obligation (Cost $250) ($ Thousands)			250

TIME DEPOSITS — 2.3%

United States — 2.3%
Brown Brothers Harriman
3.866%, 06/01/11	AUD	50	53
1.600%, 06/01/11	NZD	2	1
1.405%, 06/01/11	NOK	50	9
0.932%, 06/01/11	SEK	601	97
0.430%, 06/01/11	EUR	108	155
0.231%, 06/01/11	CAD	20	21
0.200%, 06/01/11	DKK	78	15
0.103%, 06/01/11	GBP	45	75
0.030%, 06/01/11	USD	653	653
0.010%, 06/01/11	JPY	4,836	60
0.010%, 06/01/11	SGD	89	72
0.005%, 06/01/11	CHF	23	27
0.005%, 06/01/11	HKD	122	16

Total Time Deposits (Cost $1,254) ($ Thousands)			1,254

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A ** †
0.050%, 05/31/11		368,990	369

Total Cash Equivalent (Cost $369) ($ Thousands)			369

Total Investments — 98.9% (Cost $47,689) ($ Thousands)			$54,249

A summary of the open futures contracts held by the Fund at May 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	8	Jun-2011	$10
FTSE 100 Index	2	Jun-2011	5
Hang Seng Index	1	Jun-2011	—
SPI 200 Index	1	Jul-2011	5
Topix Index	2	Jun-2011	(1)

			$19

For the period ended May 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $54,844 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2011.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

Ser — Series

SPI — Share Price Index

USD — U.S. Dollar

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$51,768	$—	$—	$51,768
Preferred Stock	603	—	—	603
Rights	5	—	—	5
U.S. Treasury Obligation	—	250	—	250
Time Deposits	1,254	—	—	1,254
Cash Equivalent	369	—	—	369

Total Investments in Securities	$53,999	$250	$—	$54,249

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$19	$—	$—	$19

Total Other Financial Instruments	$19	$—	$—	$19

*	Future contracts are valued at the unrealized depreciation on the instrument.

For the period ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended May 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Investments Trust /Annual Report/ May 31, 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

SEI Institutional Investments Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of SEI Institutional Investments Trust, comprising the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small/Mid Cap Equity Fund, U.S. Managed Volatility Fund, International Equity Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, Enhanced LIBOR Opportunities Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Dynamic Asset Allocation Fund (collectively, the “Funds”), as of and for the year or period ended May 31, 2011, and have issued our unqualified report thereon dated July 29, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR).

Our audits included an audit of the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small/Mid Cap Fund, U.S. Managed Volatility Fund, International Equity Fund, World Equity Ex-US Fund, and Screened World Equity Ex-US Fund’s (collectively as “Funds”) schedules of investments in securities (the “Schedules”) as of May 31, 2011 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Philadelphia, Pennsylvania

July 29, 2011

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund divested itself of the following security during the fiscal year ended May 31, 2011:

`

1	Issuer Name:	Arcelor Mittal	Merck	Mitsui	OMV AG	Renault	Sumitomo	JX Holdings	Schneider	Eni Spa

2	Ticker Symbol:	MT NA	MRK GY	8031 JP	OMV AV	RNO FP	8053 JP	5020 JP	SU FP	ENI
3	CUSIP:	B03XPL1	4741844	6597302	4651459	4712798	6858946	B627LW9	4834108	7145056

4	Number of Shares Divested:	2,109	103	6,400	1,399	1,629	29,400	19,000	2,347	1,237

5	Date Security was Divested:	7/22/2010	7/22/2010	7/22/2010	7/23/2010	7/22/2010	7/23/2010	7/29/2010	5/7/2010	1/19/2011

6	The Registrant no longer holds any shares of the divested securities in the above table.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher President & CEO

Date: August 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher President & CEO

Date: August 8, 2011

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez Controller & CFO

Date: August 8, 2011